Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 29, 2020

Investments			Shares (000)		Fair Value
LONG-TERM INVESTMENTS 97.73%

COMMON STOCKS 4.41%

Banking 0.53%

JPMorgan Chase & Co.				30	$3,500,600

Electronics 1.04%

NVIDIA Corp.				26	6,890,026

Pharmaceuticals 1.10%

Arena Pharmaceuticals, Inc.*				34	1,501,771
Rocket Pharmaceuticals, Inc.*				120	2,338,800
Vertex Pharmaceuticals, Inc.*				16	3,472,465
Total					7,313,036

Rail 0.56%

Kansas City Southern				25	3,713,057

Software/Services 0.56%

CD Projekt SA(a)			PLN	52	3,731,041

Specialty Retail 0.62%

Puma SE(a)			EUR	53	4,109,212
Total Common Stocks (cost $26,689,170)					29,256,972

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 87.60%

Advertising 2.01%

Snap, Inc.†	0.75%	8/1/2026		$8,980	9,150,570
Twitter, Inc.	1.00%	9/15/2021		4,294	4,178,405
Total					13,328,975

Aerospace/Defense 0.94%
Safran SA(a)	Zero Coupon	6/21/2023	EUR	3,530	6,228,494

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automakers 6.09%

Tesla, Inc.	2.00%	5/15/2024	$14,142	$32,463,826
Winnebago Industries, Inc.†	1.50%	4/1/2025	7,370	7,900,203
Total				40,364,029

Diversified Capital Goods 2.35%

Patrick Industries, Inc.	1.00%	2/1/2023	16,190	15,575,175

Electronics 9.48%

Advanced Micro Devices, Inc.	2.125%	9/1/2026	1,474	8,416,678
Enphase Energy, Inc.†	1.00%	6/1/2024	2,770	6,838,576
Inphi Corp.	1.125%	12/1/2020	4,606	8,679,431
Microchip Technology, Inc.	1.625%	2/15/2025	10,716	20,125,907
Micron Technology, Inc.	3.125%	5/1/2032	720	3,798,360
Novellus Systems, Inc.	2.625%	5/15/2041	826	7,598,754
Teradyne, Inc.	1.25%	12/15/2023	3,825	7,354,451
Total				62,812,157

Energy: Exploration & Production 1.32%

Oasis Petroleum, Inc.	2.625%	9/15/2023	5,484	3,781,811
SM Energy Co.	1.50%	7/1/2021	5,181	4,996,440
Total				8,778,251

Health Services 3.79%

Insmed, Inc.	1.75%	1/15/2025	7,903	7,927,697
Repligen Corp.	0.375%	7/15/2024	7,030	7,368,687
Teladoc Health, Inc.	3.00%	12/15/2022	3,417	9,847,367
Total				25,143,751

Hotels 0.71%

Huazhu Group Ltd. (China)(b)	0.375%	11/1/2022	4,500	4,708,350

Media: Content 0.98%

Zynga, Inc.†	0.25%	6/1/2024	5,927	6,459,629

Media: Diversified 0.26%

IAC FinanceCo, Inc.†	0.875%	10/1/2022	1,190	1,738,212

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Medical Products 7.34%

CONMED Corp.	2.625%	2/1/2024		$5,365	$6,553,427
DexCom, Inc.	0.75%	12/1/2023		8,715	15,460,587
Insulet Corp.†	0.375%	9/1/2026		2,825	3,177,783
Insulet Corp.	1.375%	11/15/2024		3,050	6,295,800
Neurocrine Biosciences, Inc.	2.25%	5/15/2024		4,271	5,957,398
Nevro Corp.	1.75%	6/1/2021		5,280	7,773,296
NuVasive, Inc.	0.375%	3/15/2025		3,505	3,459,452
Total					48,677,743

Pharmaceuticals 2.52%

Canopy Growth Corp.†(a)	4.25%	7/15/2023	CAD	14,399	9,346,343
PTC Therapeutics, Inc.	3.00%	8/15/2022		$3,345	4,078,809
Sarepta Therapeutics, Inc.	1.50%	11/15/2024		1,850	3,274,500
Total					16,699,652

Real Estate Development & Management 1.37%

Redfin Corp.	1.75%	7/15/2023		7,927	9,106,538

Real Estate Investment Trusts 0.88%

IH Merger Sub LLC	3.50%	1/15/2022		4,495	5,833,764

Restaurants 0.78%

Luckin Coffee, Inc. (China)†(b)	0.75%	1/15/2025		5,210	5,151,608

Software/Services 26.60%

Akamai Technologies, Inc.†	0.375%	9/1/2027		12,974	12,955,836
Alteryx, Inc.†	1.00%	8/1/2026		5,650	6,176,918
Atlassian, Inc.	0.625%	5/1/2023		3,195	5,886,074
Coupa Software, Inc.†	0.125%	6/15/2025		8,592	10,387,992
DocuSign, Inc.	0.50%	9/15/2023		6,375	8,691,034
Everbridge, Inc.†	0.125%	12/15/2024		9,755	11,416,675
Five9, Inc.	0.125%	5/1/2023		4,341	8,000,014
JPMorgan Chase Bank NA†	0.125%	1/1/2023		10,557	11,328,981
LivePerson, Inc.†	0.75%	3/1/2024		4,240	4,363,755
MercadoLibre, Inc. (Argentina)(b)	2.00%	8/15/2028		3,660	5,890,067
MongoDB, Inc.†	0.25%	1/15/2026		3,635	3,848,697
Okta, Inc.†	0.125%	9/1/2025		9,568	9,681,620
Pinduoduo, Inc. (China)†(b)	Zero Coupon	10/1/2024		3,921	4,392,413

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services (continued)

Q2 Holdings, Inc.†	0.75%	6/1/2026	$4,621	$5,182,139
RingCentral, Inc.	Zero Coupon	3/1/2025	27,900	27,638,438
Square, Inc.	0.50%	5/15/2023	9,000	11,683,957
Weibo Corp. (China)(b)	1.25%	11/15/2022	30,284	28,787,970
Total				176,312,580

Specialty Retail 1.25%

RH	Zero Coupon	6/15/2023	7,281	8,282,989

Support: Services 4.21%

Chegg, Inc.†	0.125%	3/15/2025	10,221	10,686,056
FTI Consulting, Inc.	2.00%	8/15/2023	5,041	6,388,991
Macquarie Infrastructure Corp.	2.00%	10/1/2023	4,750	4,560,000
ServiceNow, Inc.	Zero Coupon	6/1/2022	2,645	6,272,290
Total				27,907,337

Technology Hardware & Equipment 7.90%

Lumentum Holdings, Inc.†	0.50%	12/15/2026	14,085	15,220,008
SunPower Corp.	4.00%	1/15/2023	31,175	28,330,281
Western Digital Corp.	1.50%	2/1/2024	8,961	8,817,624
Total				52,367,913

Telecommunications: Wireline Integrated & Services 1.33%

GDS Holdings Ltd. (China)(b)	2.00%	6/1/2025	6,704	8,793,459

Theaters & Entertainment 3.39%

Live Nation Entertainment, Inc.†	2.00%	2/15/2025	22,735	22,454,990

Transportation: Infrastructure/Services 2.10%

Scorpio Tankers, Inc. (Monaco)(b)	3.00%	5/15/2022	14,447	13,920,629
Total Convertible Bonds (cost $532,912,801)				580,646,225

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 29, 2020

Investments	Dividend Rate	Shares (000)	Fair Value
CONVERTIBLE PREFERRED STOCKS 4.13%

Banking 1.97%

Wells Fargo & Co.	7.50%	9	$13,021,260

Medical Products 1.60%

Danaher Corp.	4.75%	10	10,616,289

Non-Electric Utilities 0.56%

Essential Utilities, Inc.	6.00%	65	3,705,769
Total Convertible Preferred Stocks (cost $25,471,429)			27,343,318

PREFERRED STOCK 1.59%

Electric: Integrated

NextEra Energy, Inc. (cost $10,216,734)	4.872%	208	10,560,299
Total Long- Term Investments (cost $595,290,134)			647,806,814

		Principal Amount (000)
SHORT-TERM INVESTMENT 1.53%

REPURCHASE AGREEMENT

Repurchase Agreement dated 2/28/2020, 0.85% due 3/2/2020 with Fixed Income Clearing Corp. collateralized by $10,130,000 of U.S. Treasury Note at 2.625% due 6/15/2021; value: $10,366,728; proceeds: $10,160,091 (cost $10,159,372)		$10,159	10,159,372
Total Investments in Securities 99.26% (cost $605,449,506)			657,966,186
Cash, Foreign Cash and Other Assets in Excess Liabilities(c) 0.74%			4,920,129
Net Assets 100.00%			$662,886,315

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 29, 2020

CAD	Canadian dollar.
EUR	Euro.
PLN	Polish Zloty.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 29, 2020, the total value of Rule 144A securities was $177,859,004, which represents 26.83% of net assets.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Cash, Foreign Cash and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at February 29, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	State Street Bank and Trust	3/9/2020	423,000	$466,086	$467,152	$1,066
Japanese yen	Buy	Standard Chartered Bank	3/13/2020	520,000,000	4,807,381	4,823,719	16,338
Canadian dollar	Sell	Bank of America	4/17/2020	1,904,942	1,437,441	1,419,229	18,212
Canadian dollar	Sell	J.P. Morgan	4/17/2020	2,432,000	1,837,297	1,811,900	25,397
Canadian dollar	Sell	J.P. Morgan	4/17/2020	2,709,000	2,073,093	2,018,272	54,821
Canadian dollar	Sell	J.P. Morgan	4/17/2020	2,591,000	1,986,513	1,930,359	56,154
Canadian dollar	Sell	State Street Bank and Trust	4/17/2020	365,000	273,147	271,934	1,213
Canadian dollar	Sell	State Street Bank and Trust	4/17/2020	1,600,000	1,204,818	1,192,039	12,779
Canadian dollar	Sell	State Street Bank and Trust	4/17/2020	1,117,000	840,563	832,193	8,370
Canadian dollar	Sell	UBS AG	4/17/2020	276,000	207,629	205,627	2,002
Euro	Sell	Toronto Dominion Bank	3/9/2020	10,539,000	11,768,174	11,639,047	129,127
Polish zloty	Sell	Standard Chartered Bank	4/15/2020	14,850,000	3,897,067	3,786,593	110,474
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$435,953

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	State Street Bank and Trust	3/9/2020	375,000	$419,047	$414,142	$(4,905)
Japanese yen	Sell	State Street Bank and Trust	3/13/2020	520,000,000	4,818,636	4,823,719	(5,083)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(9,988)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 29, 2020

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund's investments carried at fair value (1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Software/Services	$—	$3,731,041	$—	$3,731,041
Specialty Retail	—	4,109,212	—	4,109,212
Remaining Industries	21,416,719	—	—	21,416,719
Convertible Bonds	—	580,646,225	—	580,646,225
Convertible Preferred Stocks
Banking	—	13,021,260	—	13,021,260
Medical Products	10,616,289	—	—	10,616,289
Non-Electric Utilities	—	3,705,769	—	3,705,769
Preferred Stock	—	10,560,299	—	10,560,299
Short-Term Investment
Repurchase Agreement	—	10,159,372	—	10,159,372
Total	$32,033,008	$625,933,178	$—	$657,966,186
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$435,953	$—	$435,953
Liabilities	—	(9,988)	—	(9,988)
Total	$—	$425,965	$—	$425,965

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 113.04%

ASSET-BACKED SECURITIES 14.47%

Automobiles 5.40%

American Credit Acceptance Receivables Trust 2018-4 A†	3.38%	12/13/2021	$104	$103,696
American Credit Acceptance Receivables Trust 2019-2 B†	3.05%	5/12/2023	2,151	2,173,221
AmeriCredit Automobile Receivables Trust 2016-1 D	3.59%	2/8/2022	3,917	3,949,098
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	1,664	1,689,404
AmeriCredit Automobile Receivables Trust 2018-2 A2A	2.86%	11/18/2021	790	791,261
AmeriCredit Automobile Receivables Trust 2018-3 A2A	3.11%	1/18/2022	401	401,531
AmeriCredit Automobile Receivables Trust 2018-3 A2B	1.908%(1 Mo. LIBOR + .25%) #	1/18/2022	401	400,548
AmeriCredit Automobile Receivables Trust 2019-1 A2A	2.93%	6/20/2022	953	957,763
AmeriCredit Automobile Receivables Trust 2019-1 A2B	1.918%(1 Mo. LIBOR + .26%) #	6/20/2022	1,053	1,053,533
Avid Automobile Receivables Trust 2019-1 A†	2.62%	2/15/2024	1,882	1,891,779
Avid Automobile Receivables Trust 2019-1 B†	2.82%	7/15/2026	653	664,783
BMW Vehicle Lease Trust 2019-1 A2	2.79%	3/22/2021	1,231	1,235,405
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	572	578,716
California Republic Auto Receivables Trust 2018-1 B	3.56%	3/15/2023	2,191	2,251,036
Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%	1/20/2022	1,912	1,917,696
Capital Auto Receivables Asset Trust 2018-2 C†	3.69%	12/20/2023	1,442	1,471,614
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	24	24,255
CarMax Auto Owner Trust 2017-3 A3	1.97%	4/15/2022	4,148	4,156,933
CarMax Auto Owner Trust 2018-3 A2A	2.88%	10/15/2021	550	550,924
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	501	501,777
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	1,186	1,187,703
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	540	557,431
CPS Auto Receivables Trust 2018-A B†	2.77%	4/18/2022	328	328,111
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	949	987,123
CPS Auto Trust 2018-C A†	2.87%	9/15/2021	48	48,034
CPS Auto Trust 2018-C B†	3.43%	7/15/2022	688	691,624
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	550	559,193
Drive Auto Receivables Trust 2017-1 E	5.17%	9/16/2024	1,772	1,853,137
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	3,856	3,896,855
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	1,089	1,106,331
Drive Auto Receivables Trust 2017-BA E†	5.30%	7/15/2024	5,337	5,497,287
Drive Auto Receivables Trust 2018-2 D	4.14%	8/15/2024	2,452	2,530,947
Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	56	56,010
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	1,949	1,964,205
Drive Auto Receivables Trust 2019-2 A2A	2.93%	3/15/2022	307	307,567
Drive Auto Receivables Trust 2019-3 A2A	2.63%	9/15/2022	1,174	1,176,625
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	52	51,632

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Enterprise Fleet Financing LLC 2018-1 A2†	2.87%	10/20/2023	$472	$475,221
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	852	853,304
First Investors Auto Owner Trust 2018-2A A1†	3.23%	12/15/2022	496	498,529
First Investors Auto Owner Trust 2019-2A C†	2.71%	12/15/2025	1,606	1,653,464
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	686	688,197
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	178	178,375
Flagship Credit Auto Trust 2018-1 A†	2.59%	6/15/2022	393	393,720
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	1,845	1,857,233
Flagship Credit Auto Trust 2018-3 B†	3.59%	12/16/2024	1,407	1,442,389
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%	10/15/2021	28	28,115
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%	9/15/2022	1,282	1,288,501
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	937	951,701
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	442	453,473
Honda Auto Receivables Owner Trust 2019-1 A2	2.75%	9/20/2021	3,005	3,019,843
Hyundai Auto Receivables Trust 2017-A 2017-A C	2.53%	11/15/2023	2,918	2,956,452
Mercedes-Benz Auto Lease Trust 2018-B A2	3.04%	12/15/2020	661	661,131
Santander Drive Auto Receivables Trust 2015-4 E†	4.54%	11/15/2022	6,410	6,419,093
Santander Drive Auto Receivables Trust 2016-1 E	5.02%	6/15/2023	4,212	4,254,869
Santander Drive Auto Receivables Trust 2016-2 E	4.38%	9/15/2023	5,396	5,470,356
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	387	388,351
Santander Drive Auto Receivables Trust 2018-1 B	2.63%	7/15/2022	1,184	1,184,528
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	1,508	1,523,343
Westlake Automobile Receivables Trust 2019-2A A2A†	2.57%	2/15/2023	2,661	2,677,457
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	1,285	1,319,209
Wheels SPV 2 LLC 2018-1A A2†	3.06%	4/20/2027	549	552,756
World Omni Auto Receivables Trust 2017-A A3	1.93%	9/15/2022	1,883	1,884,991
World Omni Select Auto Trust 2018-1A A2†	3.24%	4/15/2022	420	420,867
Total				93,060,256

Credit Cards 1.81%

American Express Credit Account Master Trust 2017-3 A	1.77%	11/15/2022	12,701	12,705,461
Barclays Dryrock Issuance Trust 2017-2 A	1.959%(1 Mo. LIBOR + .30%) #	5/15/2023	5,056	5,060,148
Genesis Sales Finance Master Trust 2019-AA A†	4.68%	8/20/2023	1,235	1,261,789
Perimeter Master Note Business Trust 2019-1A A†	4.31%	12/15/2022	2,579	2,609,001	(a)
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%	3/15/2023	6,511	6,512,636

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

World Financial Network Credit Card Master Trust 2016-A		2.03%	4/15/2025	$747	$752,660
World Financial Network Credit Card Master Trust 2017-C M		2.66%	8/15/2024	2,213	2,219,095
Total					31,120,790

Other 7.26%

ALM VII Ltd. 2012-7A A2R2†	3.681%(3 Mo. LIBOR +1.85%)	#	7/15/2029	3,302	3,306,407
ALM VII Ltd. 2012-7A CR2†	5.381%(3 Mo. LIBOR+ 3.55%)	#	7/15/2029	888	886,625
Apidos CLO XXXII 2019-32A C†	Zero Coupon	#(b)	1/20/2033	643	645,853
Ares XLI CLO Ltd. 2016-41A B†	3.631%(3 Mo. LIBOR + 1.80%)	#	1/15/2029	2,100	2,102,416
Ares XXIX CLO Ltd. 2014-1A A1R†	3.026%(3 Mo. LIBOR + 1.19%)	#	4/17/2026	525	524,880
Ascentium Equipment Receivables Trust 2017-1A A3†		2.29%	6/10/2021	173	173,394
Avery Point IV CLO Ltd. 2014-1A BR†	3.394%(3 Mo. LIBOR + 1.60%)	#	4/25/2026	731	728,220
Avery Point VII CLO Ltd. 2015-7A BR†	3.581%(3 Mo. LIBOR + 1.75%)	#	1/15/2028	1,500	1,500,978
Avery Point VII CLO Ltd. 2015-7A CR†	4.281%(3 Mo. LIBOR + 2.45%)	#	1/15/2028	1,000	1,000,754
Benefit Street Partners CLO IV Ltd. 2014-IVA A1RR†	3.069%(3 Mo. LIBOR + 1.25%)	#	1/20/2029	3,500	3,503,212
Benefit Street Partners CLO XIX Ltd. 2019-19A C†	Zero Coupon	#(b)	1/15/2033	603	604,242
Benefit Street Partners CLO XIX Ltd. 2019-19A D†	Zero Coupon	#(b)	1/15/2033	856	858,206
BSPRT Issuer Ltd. 2018-FL4 A†	2.708%(1 Mo. LIBOR + 1.05%)	#	9/15/2035	2,138	2,138,576
CARLYLE US CLO Ltd. 2019-4A C††	5.878%(3 Mo. LIBOR+ 4.00%)	#	1/15/2033	1,125	1,101,231
Cedar Funding VI CLO Ltd. 2016-6A BR†	3.419%(3 Mo. LIBOR + 1.60%)	#	10/20/2028	1,200	1,196,875
CIFC Funding Ltd. 2019-6A D†	Zero Coupon	#(b)	1/16/2033	376	376,211
Diamond Resorts Owner Trust 2016-1 A†		3.08%	11/20/2028	102	102,930
Diamond Resorts Owner Trust 2017-1A B†		4.11%	10/22/2029	620	637,852
DRB Prime Student Loan Trust 2015-D A2†		3.20%	1/25/2040	1,488	1,517,614
Ford Credit Floorplan Master Owner Trust 2015-5 A1		2.42%	8/15/2022	2,872	2,884,669
Ford Credit Floorplan Master Owner Trust 2017-2 A1		2.16%	9/15/2022	4,168	4,184,581
Galaxy XXI CLO Ltd. 2015-21A AR†	2.839%(3 Mo. LIBOR + 1.02%)	#	4/20/2031	485	482,020
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	3.944%(3 Mo. LIBOR + 2.15%)	#	7/25/2027	448	446,710

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Hardee’s Funding LLC 2018-1A A23†		5.71%	6/20/2048	$2,030	$2,226,972
Hardee’s Funding LLC 2018-1A A2II†		4.959%	6/20/2048	2,510	2,631,670
Jamestown CLO IX Ltd. 2016-9A BR†	4.469%(3 Mo. LIBOR + 2.65%)	#	10/20/2028	1,750	1,754,445
Jamestown CLO VII Ltd. 2015-7A CR†	4.394%(3 Mo. LIBOR + 2.60%)	#	7/25/2027	1,681	1,659,987
JFIN CLO Ltd. 2014-1A B1R†	3.269%(3 Mo. LIBOR + 1.45%)	#	4/21/2025	2,500	2,497,601
Kayne CLO 7 Ltd. 2020-7A A1†(c)	Zero Coupon	#(b)	4/17/2033	4,578	4,575,978
KKR CLO Ltd. 18 D†	5.427%(3 Mo. LIBOR + 3.60%)	#	7/18/2030	332	332,704
KKR CLO Ltd.18 B†	3.527%(3 Mo. LIBOR + 1.70%)	#	7/18/2030	2,072	2,061,633
KVK CLO Ltd. 2016-1A C†	4.981%(3 Mo. LIBOR + 3.15%)	#	1/15/2029	1,564	1,564,971
Longtrain Leasing III LLC 2015-1A A2†		4.06%	1/15/2045	1,664	1,776,489
Madison Park Funding XXXVI Ltd. 2019-36A D†	3.75%(3 Mo. LIBOR + 3.75%)	#	1/15/2033	1,987	1,968,196
Marble Point CLO XVII Ltd. 2020-1A A†(c)	Zero Coupon	#(b)	4/20/2033	2,824	2,824,058	(a)
Massachusetts Educational Financing Authority 2008-1 A1	2.744%(3 Mo. LIBOR + .95%)	#	4/25/2038	985	980,818
ME Funding LLC 2019-1 A2†		6.448%	7/30/2049	1,695	1,821,675
Mountain View CLO LLC 2017-1A AR†(c)	Zero Coupon	#(b)	10/16/2029	2,645	2,645,296
Mountain View CLO X Ltd. 2015-10A BR†	3.198%(3 Mo. LIBOR + 1.35%)	#	10/13/2027	1,449	1,438,806
Navient Private Education Refi Loan Trust 2018-DA A2A†		4.00%	12/15/2059	1,088	1,151,373
Neuberger Berman Loan Advisers CLO Ltd. 2019-35A D†	5.603%(3 Mo. LIBOR+ 3.70%)	#	1/19/2033	756	731,392
NextGear Floorplan Master Owner Trust 2018-2A A2†		3.69%	10/15/2023	4,130	4,286,737
Northwoods Capital 20 Ltd. 2019-20A C†	4.701%(3 Mo. LIBOR + 2.80%)	#	1/25/2030	1,395	1,398,528
Northwoods Capital 20 Ltd. 2019-20A D†	6.151%(3 Mo. LIBOR + 4.25%)	#	1/25/2030	1,616	1,620,599
Octagon Investment Partners 29 Ltd. 2016-1A AR†(c)	Zero Coupon	#(b)	1/24/2033	2,566	2,566,447	(a)
OHA Loan Funding Ltd. 2015-1A CR2†	4.342%(3 Mo. LIBOR + 2.65%)	#	11/15/2032	770	776,778
OneMain Financial Issuance Trust 2016-1A A†		3.66%	2/20/2029	58	58,222
Orec Ltd. 2018-CRE1 A†	2.838%(1 Mo. LIBOR + 1.18%)	#	6/15/2036	1,950	1,951,274
Palmer Square Loan Funding Ltd. 2018-1A A1†	2.431%(3 Mo. LIBOR + .60%)	#	4/15/2026	1,552	1,547,564

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Palmer Square Loan Funding Ltd. 2018-1A A2†	2.881%(3 Mo. LIBOR + 1.05%)	#	4/15/2026	$946	$943,520
Palmer Square Loan Funding Ltd. 2018-1A B†	3.231%(3 Mo. LIBOR + 1.40%)	#	4/15/2026	716	710,113
Palmer Square Loan Funding Ltd. 2018-5A A2†	3.219%(3 Mo. LIBOR + 1.40%)	#	1/20/2027	485	483,509
Pennsylvania Higher Education Assistance Agency 2006-1 B	2.064%(3 Mo. LIBOR + .27%)	#	4/25/2038	831	775,946
PFS Financing Corp. 2018-B†		3.08%	2/15/2023	1,069	1,077,718
Planet Fitness Master Issuer LLC 2019-1A A2†		3.858%	12/5/2049	1,422	1,487,990
Regatta VI Funding Ltd. 2016-1A CR†	3.869%(3 Mo. LIBOR + 2.05%)	#	7/20/2028	929	926,917
Regatta XVI Funding Ltd. 2019-2A C†	4.603%(3 Mo. LIBOR + 2.70%)	#	1/15/2033	670	676,503
Regatta XVI Funding Ltd. 2019-2A D†	5.803%(3 Mo. LIBOR+ 3.90%)	#	1/15/2033	731	732,575
SCF Equipment Leasing LLC 2017-2A A†		3.41%	12/20/2023	442	445,529
SCF Equipment Leasing LLC 2018-1A A2†		3.63%	10/20/2024	1,381	1,404,365
SCF Equipment Leasing LLC 2019-1A C†		3.92%	11/20/2026	4,181	4,247,820
SCF Equipment Leasing LLC 2019-2A B†		2.76%	8/20/2026	3,285	3,380,298
SCF Equipment Leasing LLC 2019-2A C†		3.11%	6/21/2027	2,384	2,469,581
Shackleton CLO Ltd. 2016-9A B†	3.719%(3 Mo. LIBOR + 1.90%)	#	10/20/2028	1,070	1,065,982
Shackleton CLO Ltd. 2019-14A A2†	3.719%(3 Mo. LIBOR + 1.90%)	#	7/20/2030	3,798	3,800,625
SLC Student Loan Trust 2008-1 A4A	3.494%(3 Mo. LIBOR + 1.60%)	#	12/15/2032	2,514	2,560,205
Sound Point CLO XII Ltd. 2016-2A CR†	4.419%(3 Mo. LIBOR + 2.60%)	#	10/20/2028	1,565	1,566,685
Sound Point CLO XV Ltd. 2017-1A C†	4.306%(3 Mo. LIBOR + 2.50%)	#	1/23/2029	1,114	1,109,998
Sound Point CLO XVII 2017-3A A2†	3.419%(3 Mo. LIBOR + 1.60%)	#	10/20/2030	4,046	4,013,460
TAL Advantage VI LLC 2017-1A A†		4.50%	4/20/2042	2,234	2,325,908
Textainer Marine Containers VII Ltd. 2019-1A A†		3.96%	4/20/2044	1,193	1,243,858
Towd Point Asset Trust 2018-SL1 A†	2.227%(1 Mo. LIBOR + .60%)	#	1/25/2046	1,565	1,558,877
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	2.788%(1 Mo. LIBOR + 1.13%)	#	11/15/2037	1,988	1,989,597

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Tralee CLO III Ltd. 2014-3A AR†	2.849%(3 Mo. LIBOR + 1.03%) #	10/20/2027	$3,215	$3,216,939
Voya CLO Ltd. 2019-1A D†	5.131%(3 Mo. LIBOR + 3.30%) #	4/15/2029	376	376,284
Westgate Resorts LLC 2018-1A A†	3.38%	12/20/2031	639	649,853
Total				124,995,324
Total Asset-Backed Securities (cost $247,376,522)				249,176,370

CORPORATE BONDS 21.58%

Automotive 0.59%

Ford Motor Co.	7.45%	7/16/2031	3,203	3,635,398
General Motors Co.	6.60%	4/1/2036	5,291	6,368,412
General Motors Co.	6.75%	4/1/2046	100	117,842
Total				10,121,652

Banks: Regional 6.07%

Banco de Credito e Inversiones SA (Chile)†(d)	3.50%	10/12/2027	1,290	1,336,807
Bank of America Corp.	3.593%(3 Mo. LIBOR + 1.37%) #	7/21/2028	16,100	17,591,464
Bank of America Corp.	3.97%(3 Mo. LIBOR+ 1.07%) #	3/5/2029	1,698	1,911,740
Bank of America Corp.	4.00%	1/22/2025	1,716	1,870,719
Bank of America Corp.	4.45%	3/3/2026	940	1,061,821
Citigroup, Inc.	2.666%(SOFR + 1.15%) #	1/29/2031	8,317	8,539,564
Citigroup, Inc.	3.887%(3 Mo. LIBOR + 1.56%) #	1/10/2028	4,247	4,703,238
Citigroup, Inc.	4.45%	9/29/2027	1,374	1,553,977
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037	3,590	5,149,122
JPMorgan Chase & Co.	3.54%(3 Mo. LIBOR + 1.38%) #	5/1/2028	1,452	1,587,599
JPMorgan Chase & Co.	3.782%(3 Mo. LIBOR + 1.34%) #	2/1/2028	12,750	14,126,196
Macquarie Group Ltd. (Australia)†(d)	4.654%(3 Mo. LIBOR + 1.73%) #	3/27/2029	3,121	3,608,539
Morgan Stanley	3.625%	1/20/2027	1,033	1,134,561
Morgan Stanley	3.875%	1/27/2026	5,383	5,957,638
Morgan Stanley	4.00%	7/23/2025	5,348	5,941,919

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Santander UK plc (United Kingdom)(d)	7.95%	10/26/2029	$2,280	$3,069,685
Toronto-Dominion Bank (The) (Canada)(d)	3.625%(5 Yr. Swap rate + 2.21%) #	9/15/2031	7,336	7,991,326
UBS AG	7.625%	8/17/2022	2,826	3,178,657
UBS AG (Switzerland)(d)	5.125%	5/15/2024	1,694	1,834,433
Wells Fargo & Co.	3.00%	10/23/2026	2,498	2,650,528
Wells Fargo Bank NA	5.85%	2/1/2037	5,275	7,338,250
Wells Fargo Bank NA	6.60%	1/15/2038	1,583	2,405,464
Total				104,543,247

Beverages 0.58%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	2/1/2036	7,717	9,202,431
Becle SAB de CV (Mexico)†(d)	3.75%	5/13/2025	800	857,161
Total				10,059,592

Building Materials 0.04%

Carrier Global Corp.†	3.577%	4/5/2050	638	656,077

Business Services 0.23%

Adani Ports & Special Economic Zone Ltd. (India)†(d)	4.00%	7/30/2027	704	740,565
PayPal Holdings, Inc.	2.85%	10/1/2029	2,371	2,494,114
Pepperdine University	3.301%	12/1/2059	695	804,804
Total				4,039,483

Chemicals 0.18%

CNAC HK Finbridge Co. Ltd. (Hong Kong)(d)	3.50%	7/19/2022	1,270	1,308,384
CNAC HK Finbridge Co. Ltd. (Hong Kong)(d)	3.875%	6/19/2029	912	981,055
CNAC HK Finbridge Co. Ltd. (Hong Kong)(d)	4.125%	7/19/2027	218	239,304
Orbia Advance Corp. SAB de CV (Mexico)†(d)	4.875%	9/19/2022	550	582,374
Total				3,111,117

Computer Hardware 0.33%

Dell International LLC/EMC Corp.†	6.02%	6/15/2026	2,450	2,871,262
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	2,028	2,758,909
Total				5,630,171

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Software 0.19%

Oracle Corp.	6.125%	7/8/2039	$2,231	$3,321,694

Drugs 0.83%

AbbVie, Inc.†	4.25%	11/21/2049	7,905	8,950,714
Bayer Corp.†	6.65%	2/15/2028	629	794,207
Bayer US Finance II LLC†	4.375%	12/15/2028	4,025	4,583,881
Total				14,328,802

Electric: Integrated 0.04%

Empresas Publicas de Medellin ESP (Colombia)†(d)	4.25%	7/18/2029	650	677,883

Electric: Power 1.70%

Berkshire Hathaway Energy Co.	3.80%	7/15/2048	3,872	4,452,973
Cleco Corporate Holdings LLC	4.973%	5/1/2046	1,174	1,436,719
Dominion Energy South Carolina, Inc.	6.05%	1/15/2038	1,113	1,614,739
Dominion Energy South Carolina, Inc.	6.625%	2/1/2032	581	837,853
Emera US Finance LP	4.75%	6/15/2046	2,590	3,046,813
Entergy Louisiana LLC	4.00%	3/15/2033	1,684	2,036,042
Entergy Texas, Inc.	4.00%	3/30/2029	1,212	1,406,832
Exelon Generation Co. LLC	5.60%	6/15/2042	3,018	3,605,793
Minejesa Capital BV (Netherlands)†(d)	4.625%	8/10/2030	700	733,777
Oglethorpe Power Corp.	5.95%	11/1/2039	1,032	1,318,517
Ohio Edison Co.	8.25%	10/15/2038	2,012	3,505,411
Oklahoma Gas & Electric Co.	3.30%	3/15/2030	1,146	1,252,155
Pennsylvania Electric Co.†	3.60%	6/1/2029	1,682	1,878,714
PSEG Power LLC	8.625%	4/15/2031	1,518	2,167,290
Total				29,293,628

Electrical Equipment 0.24%

Broadcom Corp./Broadcom Cayman Finance Ltd.	3.625%	1/15/2024	1,116	1,169,710
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	2,744	2,879,830
Total				4,049,540

Financial Services 1.67%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.50%	1/15/2025	2,732	2,854,133

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.875%	1/23/2028	$6,194	$6,520,624
Affiliated Managers Group, Inc.	3.50%	8/1/2025	370	400,196
Ally Financial, Inc.	8.00%	11/1/2031	3,907	5,415,844
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.25%	5/15/2024	4,791	5,235,882
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	1,164	1,294,362
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	690	781,515
Park Aerospace Holdings Ltd. (Ireland)†(d)	5.50%	2/15/2024	3,956	4,353,408
SURA Asset Management SA (Columbia)†(d)	4.875%	4/17/2024	1,835	1,977,974
Total				28,833,938

Health Care Services 1.01%

Adventist Health System	2.952%	3/1/2029	841	884,175
Advocate Health & Hospitals Corp.	3.387%	10/15/2049	2,271	2,599,237
CommonSpirit Health	3.347%	10/1/2029	5,194	5,518,101
Northwell Healthcare, Inc.	3.979%	11/1/2046	1,867	2,169,719
UnitedHealth Group, Inc.	6.875%	2/15/2038	3,617	5,523,900
Universal Health Services, Inc.†	5.00%	6/1/2026	632	657,500
Total				17,352,632

Insurance 0.35%

Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	4,592	6,070,611

Leisure 0.39%

Carnival plc	7.875%	6/1/2027	1,230	1,644,088
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	4,913	5,048,147
Total				6,692,235

Machinery: Agricultural 0.33%

BAT Capital Corp.	3.557%	8/15/2027	2,114	2,233,399
BAT Capital Corp.	4.39%	8/15/2037	3,348	3,537,672
Total				5,771,071

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty 0.21%

nVent Finance Sarl (Luxembourg)(d)	4.55%	4/15/2028	$3,315	$3,651,873

Manufacturing 0.43%

Carlisle Cos., Inc.	2.75%	3/1/2030	2,187	2,192,248
General Electric Co.	2.121%(3 Mo. LIBOR + .38%) #	5/5/2026	542	522,955
General Electric Co.	6.15%	8/7/2037	3,636	4,771,110
Total				7,486,313

Media 0.83%

Comcast Corp.	4.95%	10/15/2058	1,344	1,838,957
Cox Communications, Inc.†	8.375%	3/1/2039	4,814	7,851,559
Time Warner Cable LLC	7.30%	7/1/2038	3,385	4,600,122
Total				14,290,638

Metals & Minerals: Miscellaneous 0.42%

Anglo American Capital plc (United Kingdom)†(d)	4.75%	4/10/2027	3,199	3,649,880
Glencore Finance Canada Ltd. (Canada)†(d)	5.55%	10/25/2042	3,084	3,516,261
Total				7,166,141

Natural Gas 0.12%

Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	1,711	2,030,926

Oil 1.66%

Apache Corp.	4.75%	4/15/2043	4,369	4,138,903
Continental Resources, Inc.	5.00%	9/15/2022	2,777	2,773,889
Ecopetrol SA (Colombia)(d)	4.125%	1/16/2025	3,650	3,852,265
Empresa Nacional del Petroleo (Chile)†(d)	3.75%	8/5/2026	1,475	1,537,686
Eni SpA (Italy)†(d)	5.70%	10/1/2040	5,053	6,525,168
Equinor ASA (Norway)(d)	7.15%	11/15/2025	1,354	1,731,258
Occidental Petroleum Corp.	7.875%	9/15/2031	2,178	2,851,980
Pertamina Persero PT (Indonesia)†(d)	4.15%	2/25/2060	520	511,498
Saudi Arabian Oil Co. (Saudi Arabia)†(d)	2.875%	4/16/2024	1,950	2,004,258
Shell International Finance BV (Netherlands)(d)	6.375%	12/15/2038	1,773	2,688,772
Total				28,615,677

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 0.11%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(d)	4.60%	11/2/2047	$770	$907,384
Northern Natural Gas Co.†	4.30%	1/15/2049	771	936,424
Total				1,843,808

Oil: Integrated Domestic 1.05%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	3.138%	11/7/2029	1,842	1,886,074
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	4.08%	12/15/2047	4,022	4,265,185
Halliburton Co.	7.45%	9/15/2039	2,595	3,702,385
National Oilwell Varco, Inc.	3.60%	12/1/2029	3,092	3,148,152
Schlumberger Holdings Corp.†	4.30%	5/1/2029	4,526	5,028,477
Total				18,030,273

Real Estate Investment Trusts 0.96%

EPR Properties	4.95%	4/15/2028	4,425	5,036,841
Longfor Group Holdings Ltd. (China)(d)	4.50%	1/16/2028	1,180	1,275,343
VEREIT Operating Partnership LP	4.875%	6/1/2026	5,718	6,531,873
WEA Finance LLC†	2.875%	1/15/2027	3,628	3,749,376
Total				16,593,433

Technology 0.34%

JD.com, Inc. (China)(d)	3.375%	1/14/2030	1,200	1,251,577
Prosus NV (Netherlands)†(d)	3.68%	1/21/2030	550	570,300
Tencent Holdings Ltd. (China)†(d)	3.595%	1/19/2028	3,700	3,996,164
Total				5,818,041

Telecommunications 0.54%

AT&T, Inc.	6.00%	8/15/2040	2,154	2,889,658
AT&T, Inc.	6.25%	3/29/2041	2,130	2,876,606
Ooredoo International Finance Ltd.†	3.75%	6/22/2026	3,270	3,491,271
Total				9,257,535

Utilities 0.14%

Essential Utilities, Inc.	3.566%	5/1/2029	2,156	2,387,322
Total Corporate Bonds (cost $345,112,944)				371,725,353

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 1.36%

Bermuda 0.16%

Government of Bermuda†	3.717%		1/25/2027	$2,520	$2,719,351

Indonesia 0.15%

Republic of Indonesia(d)	3.40%		9/18/2029	2,450	2,582,651

Japan 0.69%

Japan Bank for International Corp.(d)	2.125%		2/10/2025	6,352	6,615,807
Japan Bank for International Corp.(d)	2.50%		5/23/2024	5,060	5,328,404
Total					11,944,211

Mexico 0.06%

United Mexican States(d)	4.75%		3/8/2044	820	951,557

Qatar 0.06%

State of Qatar†(d)	5.103%		4/23/2048	725	964,061

Saudi Arabia 0.24%

Saudi International Bond†(d)	3.25%		10/26/2026	4,000	4,209,600
Total Foreign Government Obligations (cost $22,170,468)					23,371,431

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.10%

Federal Home Loan Mortgage Corp. Q001 XA IO	2.22	%#(e)	2/25/2032	11,938	1,573,097
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	30	29,794
Government National Mortgage Assoc. 2015-48 AS	2.90	%#(e)	2/16/2049	2,867	2,967,644
Government National Mortgage Assoc. 2015-73 AC	2.90	%#(e)	2/16/2053	524	540,496

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Government National Mortgage Assoc. 2017-168 AS	2.70%	8/16/2058	$3,665	$3,781,062
Government National Mortgage Assoc. 2017-41 AS	2.60%	6/16/2057	3,130	3,221,856
Government National Mortgage Assoc. 2017-69 AS	2.75%	2/16/2058	1,711	1,768,715
Government National Mortgage Assoc. 2017-71 AS	2.70%	4/16/2057	1,137	1,175,839
Government National Mortgage Assoc. 2017-86 AS	2.75%	2/16/2058	1,268	1,311,040
Government National Mortgage Assoc. 2017-89 AB	2.60%	7/16/2058	1,067	1,095,861
Government National Mortgage Assoc. 2017-90 AS	2.70%	7/16/2057	1,418	1,463,900
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $18,329,658)				18,929,304

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 27.96%

Federal Home Loan Mortgage Corp.	4.00%	10/1/2049	3,479	3,859,507
Federal National Mortgage Assoc.(f)	3.00%	TBA	82,200	84,529,377
Federal National Mortgage Assoc.(f)	3.50%	TBA	258,100	268,050,963
Federal National Mortgage Assoc.	4.00%	1/1/2048	4,303	4,776,962
Federal National Mortgage Assoc.(f)	4.00%	TBA	50,750	53,422,052
Government National Mortgage Assoc.(f)	3.50%	TBA	64,700	67,042,847
Total Government Sponsored Enterprises Pass-Throughs (cost $478,975,503)				481,681,708

MUNICIPAL BONDS 0.93%

Miscellaneous

California	7.30%	10/1/2039	550	891,335
California	7.625%	3/1/2040	820	1,400,388
California Health Facilities Financing Authority	3.034%	6/1/2034	825	882,305
Foothill-Eastern Transportation Corridor Agency	4.094%	1/15/2049	1,509	1,631,048
Massachusetts School Building Authority	3.395%	10/15/2040	2,090	2,239,059
Michigan Finance Authority	3.084%	12/1/2034	2,195	2,404,710
New Jersey Educational Facilities Authority	3.636%	9/1/2029	1,319	1,440,783
New Jersey Educational Facilities Authority	3.836%	9/1/2036	1,592	1,737,206
Pennsylvania	5.35%	5/1/2030	650	654,219
Permanent University Fund - Texas A&M University System	3.66%	7/1/2047	1,590	1,753,293
University of California Bond of Regents(c)	3.006%	5/15/2050	950	966,292
Total Municipal Bonds (cost $15,114,549)				16,000,638

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.43%

Angel Oak Mortgage Trust 2020-1 A1†	2.466	%#(e)	12/25/2059	$881	$886,011
Atrium Hotel Portfolio Trust 2018-ATRM A†	2.609%(1 Mo. LIBOR + .95%)	#	6/15/2035	1,141	1,141,285
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	2.509%(1 Mo. LIBOR + .85%)	#	1/15/2033	495	494,853
BBCMS Mortgage Trust 2019-BWAY A†	2.615%(1 Mo. LIBOR + .96%)	#	11/25/2034	1,510	1,509,397
BBCMS Mortgage Trust 2019-BWAY B†	2.969%(1 Mo. LIBOR + 1.31%)	#	11/25/2034	664	661,508
BX Commercial Mortgage Trust 2018-BIOA A†	2.33%(1 Mo. LIBOR + .67%)	#	3/15/2037	4,127	4,130,071
BX Trust 2018-GW A†	2.459%(1 Mo. LIBOR + .80%)	#	5/15/2035	3,064	3,061,304
BX Trust 2019-OC11 A†		3.202%	12/9/2041	2,929	3,217,494
CF Trust 2019-BOSS A1†	4.909%(1 Mo. LIBOR + 3.25%)	#	12/15/2021	1,690	1,740,808	(a)
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.177	%#(e)	5/10/2047	16,845	720,081
Citigroup Commercial Mortgage Trust 2016-GC36 D†		2.85%	2/10/2049	3,025	2,751,714
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804	%#(e)	4/15/2049	709	654,055
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.008	%#(e)	8/10/2047	3,091	113,490
Commercial Mortgage Pass-Through Certificates 2014-UBS4 D†	4.706	%#(e)	8/10/2047	4,440	4,228,034
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.311	%#(e)	2/10/2048	3,741	3,528,059
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.435	%#(e)	7/10/2050	620	681,236
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.435	%#(e)	7/10/2050	3,385	3,628,853
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.435	%#(e)	7/10/2050	1,471	1,434,773
Commercial Mortgage Pass-Through Certificates 2016-COR1 AM		3.494%	10/10/2049	690	747,388
CSAIL Commercial Mortgage Trust 2015-C2 C	4.192	%#(e)	6/15/2057	325	326,614
CSAIL Commercial Mortgage Trust 2016-C7 D†	4.387	%#(e)	11/15/2049	1,875	1,693,326
CSAIL Commercial Mortgage Trust 2019-C18 AS		3.321%	12/15/2052	1,635	1,781,432
CSMC Series 2019-UVIL A†		3.16%	12/15/2041	1,436	1,559,573
CSMC Trust 2020-AFC1 A1†	2.24	%#(e)	2/25/2050	2,143	2,168,615
DBWF Mortgage Trust 2018-GLKS A†	2.677%(1 Mo. LIBOR + 1.03%)	#	11/19/2035	1,916	1,921,290
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339	%#(e)	1/25/2060	1,362	1,369,992
GCAT Trust 2020-NQM1 A1†		2.247%	1/25/2060	1,010	1,010,387

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Great Wolf Trust 2019-WOLF A†	2.693%(1 Mo. LIBOR + 1.03%)	#	12/15/2036	$3,745	$3,749,692
GS Mortgage Securities Corp. Trust 2018-RIVR A†	2.609%(1 Mo. LIBOR + .95%)	#	7/15/2035	1,346	1,349,184
GS Mortgage Securities Trust 2015-GC32 C	4.427	%#(e)	7/10/2048	685	747,037
Hilton Orlando Trust 2018-ORL A†	2.429%(1 Mo. LIBOR + .77%)	#	12/15/2034	4,123	4,126,098
Hudsons Bay Simon JV Trust 2015-HB7 B7†		4.666%	8/5/2034	2,410	2,461,040
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159	%#(e)	8/5/2034	2,231	2,177,310
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	0.75	%#(e)	4/15/2047	2,480	50,990
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.284	%#(e)	4/15/2047	1,381	19,079
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.269	%#(e)	7/15/2048	2,629	2,794,091
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	2.659%(1 Mo. LIBOR + 1.00%)	#	6/15/2032	2,918	2,920,021
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	2.959%(1 Mo. LIBOR + 1.30%)	#	6/15/2032	2,468	2,470,092
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ D†	3.759%(1 Mo. LIBOR + 2.10%)	#	6/15/2032	1,457	1,459,304
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	2.697%(1 Mo. LIBOR + 1.27%)	#	11/15/2035	1,026	1,027,064
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	2.618%(1 Mo. LIBOR + .95%)	#	7/5/2033	4,859	4,862,943
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464	%#(e)	1/26/2060	788	795,130
PFP Ltd. 2019-6 A†	2.70%(1 Mo. LIBOR + 1.05%)	#	4/14/2037	1,729	1,730,562
ReadyCap Commercial Mortgage Trust 2019-6 A†		2.833%	10/25/2052	1,328	1,353,571
Residential Mortgage Loan Trust 2020-1 A1†	2.376	%#(e)	2/25/2024	583	589,154
Sequoia Mortgage Trust 2012-4 A3	2.069	%#(e)	9/25/2042	281	281,229
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144	%#(e)	1/5/2043	250	276,713
Starwood Mortgage Residential Trust 2020-1 A1†	2.275	%#(e)	2/25/2050	1,355	1,366,989
Verus Securitization Trust 2020-1 A1†	2.417	%#(e)	1/25/2060	1,487	1,502,883
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.11	%#(e)	5/15/2048	2,000	1,987,351
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176	%#(e)	7/15/2048	2,139	2,272,274
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	4.971	%#(e)	1/15/2059	1,524	1,573,786
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785	%#(e)	11/15/2050	1,151	1,283,592
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	0.961	%#(e)	5/15/2047	7,510	244,136

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.572	%#(e)	5/15/2047		$1,909	$46,344
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.569	%#(e)	10/15/2057		21,450	489,137
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307	%#(e)	10/15/2057		36,416	437,928
Total Non-Agency Commercial Mortgage-Backed Securities (cost $89,734,440)						93,606,367

U.S. TREASURY OBLIGATIONS 40.21%

U.S. Treasury Bond	2.00%		2/15/2050		44,262	47,803,824
U.S. Treasury Bond	2.75%		11/15/2047		31,667	39,254,092
U.S. Treasury Bond	3.625%		8/15/2043		37,160	51,678,528
U.S. Treasury Inflation Indexed Note(g)	0.625%		4/15/2023		32,563	33,463,750
U.S. Treasury Note	1.125%		2/28/2022		28,586	28,719,997
U.S. Treasury Note	1.125%		2/28/2025		109,652	110,776,362
U.S. Treasury Note	1.375%		1/31/2022		136,982	138,212,698
U.S. Treasury Note	1.50%		2/15/2030		24,663	25,506,937
U.S. Treasury Note	2.50%		1/31/2021		214,604	217,324,273
Total U.S. Treasury Obligations (cost $670,026,265)						692,740,461
Total Long- Term Investments (cost $1,886,840,349)						1,947,231,632

SHORT-TERM INVESTMENTS 15.49%

FOREIGN GOVERNMENT OBLIGATION 3.39%

Japan

Japan Treasury Discount Bill(h) (cost $57,655,971)	Zero Coupon		4/27/2020	JPY	6,300,000	58,420,475

U.S. TREASURY OBLIGATIONS 8.77%

U.S. Treasury Bill	Zero Coupon		5/7/2020		$124,237	123,943,691
U.S. Treasury Bill	Zero Coupon		3/26/2020		27,220	27,195,216
Total U.S. Treasury Obligations (cost $151,075,844)						151,138,907

REPURCHASE AGREEMENTS 3.33%

Repurchase Agreement dated 2/28/2020, 0.85% due 3/2/2020 with Fixed Income Clearing Corp. collateralized by $16,235,000 of U.S. Treasury Note at 2.625% due 6/15/2021; value: $16,614,396; proceeds: $16,285,808					16,285	16,284,654

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2020

Investments	Principal Amount (000)	Fair Value
Repurchase Agreements (continued)

Repurchase Agreement dated 2/28/2020, 1.47% due 3/2/2020 with JPMorgan Chase & Co. collateralized by $12,580,000 of U.S. Treasury Note at 1.875% due 6/30/2026; value: $13,269,324; proceeds: $13,001,593	$13,000	$13,000,000
Repurchase Agreement dated 2/28/2020, 1.55% due 3/2/2020 with Toronto Dominion Grand Cayman collateralized by $28,255,000 of U.S. Treasury Note at 1.25% due 8/31/2024; value: $28,646,529; proceeds: $28,003,617	28,000	28,000,000
Total Repurchase Agreements (cost $57,284,654)		57,284,654
Total Short-Term Investments (cost $266,016,469)		266,844,036
Total Investments in Securities 128.53% (cost $2,152,856,818)		2,214,075,668
Liabilities in Excess of Cash, Foreign Cash and Other Assets(i) (28.53%)		(491,484,129)
Net Assets 100.00%		$1,722,591,539

JPY	Japanese yen.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Over Night Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 29, 2020, the total value of Rule 144A securities was $337,984,029, which represents 19.62% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2020.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Securities purchased on a when-issued basis.
(d)	Foreign security traded in U.S. dollars.
(e)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(h)	Investment in non-U.S. dollar denominated securities.
(i)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2020

Open Forward Foreign Currency Exchange Contracts at February 29, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Japanese yen	Sell	State Street Bank and Trust	4/27/2020	6,300,000,000	$57,772,459	$58,575,661	$(803,202)

Open Futures Contracts at February 29, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2020	142	Long	$30,905,217	$31,002,595	$97,378
U.S. 5-Year Treasury Note	June 2020	1,198	Long	145,698,328	147,054,500	1,356,172
U.S. Long Bond	June 2020	308	Long	51,376,270	52,437,000	1,060,730
Total Unrealized Appreciation on Open Futures Contracts						$2,514,280

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Bond	June 2020	64	Short	$(9,474,869)	$(9,614,000)	$(139,131)
U.S. Ultra Treasury Bond	June 2020	1	Short	(201,525)	(207,500)	(5,975)
Total Unrealized Depreciation on Open Futures Contracts						$(145,106)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2020

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Cards	$—	$28,511,789	$2,609,001	$31,120,790
Other	—	119,604,819	5,390,505	124,995,324
Remaining Industries	—	93,060,256	—	93,060,256
Corporate Bonds	—	371,725,353	—	371,725,353
Foreign Government Obligations	—	23,371,431	—	23,371,431
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	18,929,304	—	18,929,304
Government Sponsored Enterprises Pass-Throughs	—	481,681,708	—	481,681,708
Municipal Bonds	—	16,000,638	—	16,000,638
Non-Agency Commercial Mortgage-Backed Securities	—	91,865,559	1,740,808	93,606,367
U.S. Treasury Obligations	—	692,740,461	—	692,740,461
Short-Term Investments
Foreign Government Obligation	—	58,420,475	—	58,420,475
U.S. Treasury Obligations	—	151,138,907	—	151,138,907
Repurchase Agreements	—	57,284,654	—	57,284,654
Total	$—	$2,204,335,354	$9,740,314	$2,214,075,668
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(803,202)	—	(803,202)
Futures Contracts
Assets	2,514,280	—	—	2,514,280
Liabilities	(145,106)	—	—	(145,106)
Total	$2,369,174	$(803,202)	$—	$1,565,972

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 29, 2020

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Non- Agency Commercial Mortgage- Backed Securities
Balance as of December 1, 2019	$2,593,558	$1,692,312
Accrued Discounts (Premiums)	23	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	15,420	48,496
Purchases	5,390,505	—
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of February 29, 2020	$7,999,506	$1,740,808
Change in unrealized appreciation/depreciation for the period ended February 29, 2020, related to Level 3 investments held at February 29, 2020	$15,420	$48,496

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 99.98%

ASSET-BACKED SECURITIES 17.76%

Automobiles 9.85%

ACC Trust 2018-1 B†	4.82%	5/20/2021	$84	$84,163
ACC Trust 2019-1 B†	4.47%	10/20/2022	100	102,355
Ally Auto Receivables Trust 2019-4 A2	1.93%	10/17/2022	508	510,403
American Credit Acceptance Receivables Trust 2018-4 A†	3.38%	12/13/2021	1	1,247
American Credit Acceptance Receivables Trust 2019-2 B†	3.05%	5/12/2023	97	98,002
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	16	16,244
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	586	589,004
AmeriCredit Automobile Receivables Trust 2018-3 A2A	3.11%	1/18/2022	5	4,921
AmeriCredit Automobile Receivables Trust 2018-3 A2B	1.908%(1 Mo. LIBOR + .25%) #	1/18/2022	5	4,909
AmeriCredit Automobile Receivables Trust 2019-3 A2A	2.17%	1/18/2023	250	251,282
Avid Automobile Receivables Trust 2019-1 A†	2.62%	2/15/2024	429	431,322
Avid Automobile Receivables Trust 2019-1 B†	2.82%	7/15/2026	500	509,022
Avid Automobile Receivables Trust 2019-1 C†	3.14%	7/15/2026	500	511,647
BMW Vehicle Lease Trust 2019-1 A2	2.79%	3/22/2021	30	29,909
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	25	25,062
California Republic Auto Receivables Trust 2016-2 B	2.52%	5/16/2022	8	8,044
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	73	73,857
Capital Auto Receivables Asset Trust 2017-1 A3†	2.02%	8/20/2021	238	237,786
Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%	1/20/2022	121	121,423
Capital Auto Receivables Asset Trust 2018-2 A3†	3.27%	6/20/2023	786	792,040
Capital One Prime Auto Receivables Trust 2019-2 A2	2.06%	9/15/2022	713	716,204
CarMax Auto Owner Trust 2017-3 A3	1.97%	4/15/2022	320	321,173
CarMax Auto Owner Trust 2017-4 D	3.30%	5/15/2024	675	692,018
CarMax Auto Owner Trust 2018-3 A2A	2.88%	10/15/2021	10	10,060
CarMax Auto Owner Trust 2019-4 B	2.32%	7/15/2025	427	437,028
Carvana Auto Receivables Trust 2019-3A A2†	2.42%	4/15/2022	390	391,013
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	440	440,739
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	149	148,832
Chesapeake Funding II LLC 2019-1A A1†	2.94%	4/15/2031	926	948,095
CPS Auto Receivables Trust 2017-C D†	3.79%	6/15/2023	100	101,977
CPS Auto Receivables Trust 2018-A B†	2.77%	4/18/2022	44	44,220
CPS Auto Receivables Trust 2019-B E†	5.00%	3/17/2025	500	530,050
CPS Auto Receivables Trust 2019-D B†	2.35%	11/15/2023	411	414,544
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	411	416,187
CPS Auto Receivables Trust 2020-A D†	2.90%	12/15/2025	500	511,257
CPS Auto Trust 2017-A D†	4.61%	12/15/2022	966	991,129

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Credit Acceptance Auto Loan Trust 2017-3A C†	3.48%	10/15/2026	$250	$255,599
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	686	696,418
Drive Auto Receivables Trust 2017-1 D	3.84%	3/15/2023	83	83,877
Drive Auto Receivables Trust 2017-3 C	2.80%	7/15/2022	6	6,216
Drive Auto Receivables Trust 2017-3 D†	3.53%	12/15/2023	150	151,683
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	539	547,851
Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	1	685
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	23	23,179
Drive Auto Receivables Trust 2018-4 C	3.66%	11/15/2024	72	72,830
Drive Auto Receivables Trust 2019-1 D	4.09%	6/15/2026	686	711,104
Drive Auto Receivables Trust 2019-2 A2A	2.93%	3/15/2022	7	7,386
Drive Auto Receivables Trust 2019-4 A2A	2.32%	6/15/2022	441	441,777
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	275	279,965
Drive Auto Receivables Trust 2019-4 D	2.70%	2/16/2027	391	398,365
Enterprise Fleet Financing LLC 2018-1 A2†	2.87%	10/20/2023	49	49,348
Exeter Automobile Receivables Trust 2017-3A C†	3.68%	7/17/2023	130	133,517
Fifth Third Auto Trust 2019-1 A2A	2.66%	5/16/2022	740	744,640
Fifth Third Auto Trust 2019-1 A4	2.69%	11/16/2026	28	29,076
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	9	8,922
First Investors Auto Owner Trust 2018-2A A1†	3.23%	12/15/2022	226	226,628
First Investors Auto Owner Trust 2019-1A A†	2.89%	3/15/2024	51	52,128
First Investors Auto Owner Trust 2019-1A B†	3.02%	3/17/2025	949	977,805
First Investors Auto Owner Trust 2019-2A A†	2.21%	9/16/2024	385	387,570
First Investors Auto Owner Trust 2019-2A C†	2.71%	12/15/2025	427	439,620
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	9	9,238
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	2	2,074
Flagship Credit Auto Trust 2018-1 A†	2.59%	6/15/2022	4	4,269
Ford Credit Auto Owner Trust 2018-2 A†	3.47%	1/15/2030	100	106,517
Ford Credit Auto Owner Trust 2019-REV1 A†	3.52%	7/15/2030	196	211,100
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%	10/15/2021	1	1,437
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	980	995,376
Foursight Capital Automobile Receivables Trust 2018-1 E†	5.56%	1/16/2024	451	473,683
GM Financial Automobile Leasing Trust 2019-2 A2A	2.67%	6/21/2021	158	158,859
GM Financial Automobile Leasing Trust 2019-2 A3	2.67%	3/21/2022	45	45,605
Honda Auto Receivables Owner Trust 2019-1 A2	2.75%	9/20/2021	71	71,700
Mercedes-Benz Auto Lease Trust 2018-B A2	3.04%	12/15/2020	8	8,042
Nissan Auto Receivables Owner Trust 2017-C A3	2.12%	4/18/2022	290	291,185
Prestige Auto Receivables Trust 2017-1A D†	3.61%	10/16/2023	329	336,826
Prestige Auto Receivables Trust 2019-1A E†	3.90%	5/15/2026	101	103,896
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	89	89,817
Santander Drive Auto Receivables Trust 2018-5 C	3.81%	12/16/2024	1,141	1,161,891
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	376	376,510

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%		10/17/2022	$11	$11,112
Westlake Automobile Receivables Trust 2018-2A C†	3.50%		1/16/2024	228	230,823
Westlake Automobile Receivables Trust 2018-3A B†	3.32%		10/16/2023	590	595,625
Westlake Automobile Receivables Trust 2019-1A B†	3.26%		10/17/2022	530	538,617
Westlake Automobile Receivables Trust 2019-1A C†	3.45%		3/15/2024	246	251,128
Westlake Automobile Receivables Trust 2019-2A D†	3.20%		11/15/2024	57	58,517
Westlake Automobile Receivables Trust 2019-3A A2†	2.15%		2/15/2023	853	860,593
Westlake Automobile Receivables Trust 2019-3A B†	2.41%		10/15/2024	275	279,418
World Omni Auto Receivables Trust 2017-A A3	1.93%		9/15/2022	403	403,183
World Omni Auto Receivables Trust 2018-D A4	3.44%		12/16/2024	1,039	1,098,037
World Omni Automobile Lease Securitization Trust 2018-A A3	2.83%		7/15/2021	342	342,727
World Omni Automobile Lease Securitization Trust 2019-A A2	2.89%		11/15/2021	322	324,554
World Omni Select Auto Trust 2018-1A A2†	3.24%		4/15/2022	5	5,128
Total					27,690,844

Credit Cards 1.52%

American Express Credit Account Master Trust 2017-2 A	2.108%(1 Mo. LIBOR + .45%)	#	9/16/2024	71	71,003
American Express Credit Account Master Trust 2017-3 A	1.77%		11/15/2022	1,547	1,547,543
American Express Credit Account Master Trust 2019-1 B	3.07%		10/15/2024	705	729,804
American Express Credit Account Master Trust 2019-2 B	2.86%		11/15/2024	500	515,708
Capital One Multi-Asset Execution Trust 2016-A7	2.169%(1 Mo. LIBOR + .51%)	#	9/16/2024	71	71,032
Discover Card Execution Note Trust 2019-A1	3.04%		7/15/2024	13	13,446
First National Master Note Trust 2018-1 A	2.119%(1 Mo. LIBOR + .46%)	#	10/15/2024	105	105,024
Genesis Sales Finance Master Trust Series 2019-AA B†	5.42%		8/20/2023	100	102,208
Perimeter Master Note Business Trust 2019-1A B†	6.02%		12/15/2022	500	512,929
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%		3/15/2023	491	491,123
Synchrony Credit Card Master Note Trust 2015-1 B	2.64%		3/15/2023	100	100,027
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	23	23,063
Total					4,282,910

Other 6.39%
Allegany Park CLO Ltd. 2019-1A D†	Zero Coupon	#(a)	1/20/2033	250	248,356
ALM VII Ltd. 2012-7A CR2†	5.381%(3 Mo. LIBOR+ 3.55%)	#	7/15/2029	250	249,492
Ammc Clo Ltd. 2016-19A BR†	3.631%(3 Mo. LIBOR + 1.80%)	#	10/16/2028	500	500,326
Ammc Clo Ltd. 2016-19A CR†	4.381%(3 Mo. LIBOR + 2.55%)	#	10/16/2028	500	500,284

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

Amur Equipment Finance Receivables V LLC 2018-1A C†	3.74%		4/22/2024		$675	$689,791
Ares XLI Clo Ltd. 2016-41A AR†	3.031%(3 Mo. LIBOR + 1.20%)	#	1/15/2029		250	250,409
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021		1	1,424
Avery Point VII CLO Ltd. 2015-7A BR†	3.581%(3 Mo. LIBOR + 1.75%)	#	1/15/2028		250	250,163
Avery Point VII CLO Ltd. 2015-7A CR†	4.281%(3 Mo. LIBOR + 2.45%)	#	1/15/2028		250	250,188
BDS Ltd. 2019-FL3 A†	3.058%(1 Mo. LIBOR + 1.40%)	#	12/15/2035		100	100,281
Benefit Street Partners CLO XI 2017-11A A2A†	3.581%(3 Mo. LIBOR + 1.75%)	#	4/15/2029		250	250,132
Benefit Street Partners CLO XIX Ltd. 2019-19A D†	Zero Coupon	#(a)	1/15/2033		250	250,529
BSPRT Issuer Ltd. 2018-FL4 A†	2.708%(1 Mo. LIBOR + 1.05%)	#	9/15/2035		271	270,636
Cent CLO Ltd. 2013-19A A1A†	3.105%(3 Mo. LIBOR + 1.33%)	#	10/29/2025		135	135,321
CIFC Funding Ltd. 2019-6A D†	Zero Coupon	#(a)	1/16/2033		250	250,180
Colony American Finance Ltd. 2018-1 A†	3.804%		6/15/2051		125	130,815
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029		31	31,813
Elm CLO Ltd. 2014-1A BRR†	3.586%(3 Mo. LIBOR + 1.75%)	#	1/17/2029		200	200,173
Fairstone Financial Issuance Trust I 2019-1A C†(b)	6.299%		3/21/2033	CAD	150	115,905	(c)
Ford Credit Floorplan Master Owner Trust 2015-5 A1	2.42%		8/15/2022		$351	352,548
Ford Credit Floorplan Master Owner Trust 2019-2 A	3.06%		4/15/2026		75	79,437
Great American Auto Leasing, Inc. 2019-1 A4†	3.21%		2/18/2025		110	115,146
Greywolf CLO IV Ltd. 2019-1A A2†	3.786%(3 Mo. LIBOR + 1.95%)	#	4/17/2030		250	250,193
Hardee's Funding LLC 2018-1A A23†	5.71%		6/20/2048		257	281,787
Hardee's Funding LLC 2018-1A A2II†	4.959%		6/20/2048		28	28,988
Hyundai Floorplan Master Owner Trust 2019-1 A†	2.68%		4/15/2024		109	112,265
Jamestown CLO IX Ltd. 2016-9A BR†	4.469%(3 Mo. LIBOR + 2.65%)	#	10/20/2028		250	250,635
Jamestown CLO VI-R Ltd. 2018-6RA A1†	2.944%(3 Mo. LIBOR + 1.15%)	#	4/25/2030		400	399,025
Kayne CLO 7 Ltd. 2020-7A A1†(d)	Zero Coupon	#(a)	4/17/2033		721	720,444
KKR CLO Ltd.17 B†	3.481%(3 Mo. LIBOR + 1.65%)	#	4/15/2029		250	250,417
KKR CLO Ltd.18 B†	3.527%(3 Mo. LIBOR + 1.70%)	#	7/18/2030		250	248,749
KVK CLO Ltd. 2016-1A B†	4.081%(3 Mo. LIBOR + 2.25%)	#	1/15/2029		743	743,987

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

LMREC, Inc. 2019-CRE3 A†	3.029%(1 Mo. LIBOR + 1.40%)	#	12/22/2035	$174	$174,636
Longtrain Leasing III LLC 2015-1A A2†	4.06%		1/15/2045	98	104,622
M360 LLC 2019-CRE2 AS†	3.508%(1 Mo. LIBOR + 1.85%)	#	9/15/2034	519	520,237
M360 LLC 2019-CRE2 B†	3.908%(1 Mo. LIBOR + 2.25%)	#	9/15/2034	202	202,413
Madison Park Funding XXXVI Ltd. 2019-36A D†	3.75%(3 Mo. LIBOR + 3.75%)	#	1/15/2033	268	265,114
Marble Point CLO XVII Ltd. 2020-1A A†(d)	Zero Coupon	#(a)	4/20/2033	429	428,920	(c)
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	548	589,051
Mountain View CLO 2017-1A BR†(d)	Zero Coupon	#(a)	10/16/2029	250	250,000
Mountain View CLO LLC 2017-1A AR†(d)	Zero Coupon	#(a)	10/16/2029	421	420,962
Neuberger Berman Loan Advisers CLO Ltd. 2019-35A D†	5.603%(3 Mo. LIBOR+ 3.70%)	#	1/19/2033	250	241,978
NextGear Floorplan Master Owner Trust 2017-2A A2†	2.56%		10/17/2022	824	829,725
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%		10/15/2023	100	103,260
Northwoods Capital 20 Ltd. 2019-20A D†	6.151%(3 Mo. LIBOR + 4.25%)	#	1/25/2030	250	250,773
Oaktree CLO 2014-1A A1R†	2.997%(3 Mo. LIBOR + 1.29%)	#	5/13/2029	250	249,908
Octagon Investment Partners 29 Ltd. 2016-1A AR†(d)	Zero Coupon	#(a)	1/24/2033	393	392,968	(c)
Octagon Investment Partners 30 Ltd. 2017-1A A2†	3.519%(3 Mo. LIBOR + 1.70%)	#	3/17/2030	500	500,490
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	100	105,856
OneMain Financial Issuance Trust 2019-1A A†	3.48%		2/14/2031	140	142,975
Orange Lake Timeshare Trust 2015-AA A†	2.88%		9/8/2027	11	11,211
Orange Lake Timeshare Trust 2019-A†	3.06%		4/9/2038	37	38,432
Orec Ltd. 2018-CRE1 A†	2.838%(1 Mo. LIBOR + 1.18%)	#	6/15/2036	23	23,015
Pennsylvania Higher Education Assistance Agency 2006-1 B	2.064%(3 Mo. LIBOR + .27%)	#	4/25/2038	36	33,245
PFS Financing Corp. 2018-B A†	2.89%		2/15/2023	100	101,346
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	104	110,441
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	41	40,987
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	48	48,544
SCF Equipment Leasing LLC 2019-1A A1†	3.04%		3/20/2023	51	51,625
SCF Equipment Leasing LLC 2019-1A C†	3.92%		11/20/2026	142	144,269
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	402	413,662
SCF Equipment Leasing LLC 2019-2A C†	3.11%		6/21/2027	291	301,446
SLM Student Loan Trust 2007-3 A4	1.854%(3 Mo. LIBOR + .06%)	#	1/25/2022	86	83,333

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

Sound Point CLO XII Ltd. 2016-2A BR†	3.619%(3 Mo. LIBOR + 1.80%) #	10/20/2028		$250	$250,210
Sound Point CLO XVII 2017-3A A2†	3.419%(3 Mo. LIBOR + 1.60%) #	10/20/2030		287	284,692
TAL Advantage VI LLC 2017-1A A†	4.50%	4/20/2042		106	110,369
Textainer Marine Containers VII Ltd. 2018-1A A†	4.11%	7/20/2043		532	550,634
Textainer Marine Containers VII Ltd. 2019-1A A†	3.96%	4/20/2044		93	97,328
Triton Container Finance VI LLC 2018-2A A†	4.19%	6/22/2043		486	491,380
TRTX Issuer Ltd. 2019-FL3 C†	3.758%(1 Mo. LIBOR + 2.10%) #	9/15/2034		411	411,772
Wingstop Funding LLC 2018-1 A2†	4.97%	12/5/2048		99	103,564
Total					17,985,232
Total Asset-Backed Securities (cost $49,563,171)					49,958,986

CORPORATE BONDS 32.36%

Aerospace/Defense 0.29%

Kratos Defense & Security Solutions, Inc.†	6.50%	11/30/2025		29	30,752
Signature Aviation US Holdings, Inc.†	4.00%	3/1/2028		310	306,668
Spirit AeroSystems, Inc.	4.60%	6/15/2028		265	263,327
TransDigm, Inc.	6.375%	6/15/2026		206	212,056
Total					812,803

Air Transportation 0.15%

Latam Finance Ltd.†	7.00%	3/1/2026		200	200,367
Transportes Aereos Portugueses SA†(b)	5.625%	12/2/2024	EUR	200	223,013
Total					423,380

Auto Parts & Equipment 0.03%

Adient US LLC†	7.00%	5/15/2026		$87	90,752

Auto Parts: Original Equipment 0.11%

Panther BF Aggregator 2 LP/Panther Finance Co., Inc.†	8.50%	5/15/2027		312	318,037

Automotive 0.91%

BCD Acquisition, Inc.†	9.625%	9/15/2023		10	10,375
Ford Motor Co.	7.45%	7/16/2031		534	606,089
General Motors Co.	6.60%	4/1/2036		1,308	1,574,350
Tesla, Inc.†	5.30%	8/15/2025		368	368,916
Total					2,559,730

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional 4.68%

Banco de Credito e Inversiones SA (Chile)†(e)	3.50%	10/12/2027	$290	$300,523
Banco do Brasil SA†	4.625%	1/15/2025	220	233,310
Bank of America Corp.	3.593%(3 Mo. LIBOR + 1.37%) #	7/21/2028	1,752	1,914,301
Bank of America Corp.	3.824%(3 Mo. LIBOR + 1.58%) #	1/20/2028	18	19,846
Bank of America Corp.	3.97%(3 Mo. LIBOR+ 1.07%) #	3/5/2029	349	392,931
Bank of America Corp.	4.00%	1/22/2025	7	7,631
Citigroup, Inc.	2.666%(SOFR + 1.15%) #	1/29/2031	556	570,879
Citigroup, Inc.	3.887%(3 Mo. LIBOR + 1.56%) #	1/10/2028	470	520,490
Citigroup, Inc.	3.98%(3 Mo. LIBOR + 1.34%) #	3/20/2030	336	380,519
Citigroup, Inc.	4.45%	9/29/2027	38	42,978
Danske Bank A/S (Denmark)†(e)	5.375%	1/12/2024	200	224,302
Discover Bank	4.682%(5 Yr. Swap rate + 1.73%) #	8/9/2028	500	531,758
Goldman Sachs Group, Inc. (The)	6.25%	2/1/2041	570	836,245
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037	14	20,080
JPMorgan Chase & Co.	3.782%(3 Mo. LIBOR + 1.34%) #	2/1/2028	1,072	1,187,708
Macquarie Bank Ltd. (Australia)†(e)	6.625%	4/7/2021	16	16,821
Macquarie Group Ltd. (Australia)†(e)	4.654%(3 Mo. LIBOR + 1.73%) #	3/27/2029	204	235,867
Morgan Stanley	3.625%	1/20/2027	524	575,518
Morgan Stanley	4.00%	7/23/2025	108	119,994
National Australia Bank Ltd. (Australia)†(e)	3.933%(5 Yr Treasury Constant Maturity Rate + 1.88%) #	8/2/2034	675	738,440
Popular, Inc.	6.125%	9/14/2023	89	93,598
Royal Bank of Scotland Group plc (United Kingdom)(e)	6.125%	12/15/2022	40	43,655
Santander UK plc (United Kingdom)(e)	7.95%	10/26/2029	55	74,049
Toronto-Dominion Bank (The) (Canada)(e)	3.625%(5 Yr. Swap rate + 2.21%) #	9/15/2031	394	429,196
Turkiye Garanti Bankasi AS (Turkey)†(e)	5.875%	3/16/2023	200	201,300
Turkiye Vakiflar Bankasi TAO (Turkey)†(e)	5.625%	5/30/2022	200	200,200
UBS AG (Switzerland)(e)	5.125%	5/15/2024	1,845	1,997,951
Wells Fargo Capital X	5.95%	12/1/2086	700	915,140
Westpac Banking Corp. (Australia)(e)	4.11%(5 Yr Treasury Constant Maturity Rate + 2.00%) #	7/24/2034	300	328,687
Total				13,153,917

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.45%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	2/1/2036	$395	$471,033
Bacardi Ltd.†	4.70%	5/15/2028	700	801,759
Total				1,272,792

Building Materials 0.40%

Carrier Global Corp.†	3.577%	4/5/2050	98	100,777
Cemex SAB de CV (Mexico)†(e)	5.45%	11/19/2029	210	211,050
Griffon Corp.†	5.75%	3/1/2028	216	218,025
Norbord, Inc. (Canada)†(e)	6.25%	4/15/2023	21	22,531
Owens Corning	4.30%	7/15/2047	400	429,418
Owens Corning, Inc.	7.00%	12/1/2036	80	108,158
Summit Materials LLC/Summit Materials Finance Corp.†	5.125%	6/1/2025	40	40,717
Total				1,130,676

Business Services 0.27%

Ahern Rentals, Inc.†	7.375%	5/15/2023	92	71,446
Brink's Co. (The)†	4.625%	10/15/2027	170	174,645
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	281	262,091
Pepperdine University	3.301%	12/1/2059	102	118,115
United Rentals North America, Inc.	4.875%	1/15/2028	133	136,744
Total				763,041

Chemicals 0.77%

Ashland LLC	6.875%	5/15/2043	60	70,256
CF Industries, Inc.	4.95%	6/1/2043	299	317,957
CNAC HK Finbridge Co. Ltd. (Hong Kong)(e)	3.50%	7/19/2022	400	412,089
CNAC HK Finbridge Co. Ltd. (Hong Kong)(e)	4.125%	7/19/2027	450	493,977
Orbia Advance Corp. SAB de CV (Mexico)†(e)	4.875%	9/19/2022	540	571,785
Tronox, Inc.†	6.50%	4/15/2026	320	307,992
Total				2,174,056

Coal 0.04%

Warrior Met Coal, Inc.†	8.00%	11/1/2024	111	114,111

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.52%

Dell International LLC/EMC Corp.†	5.45%	6/15/2023	$8	$8,809
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	115	134,773
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	772	1,050,236
Leidos, Inc.	5.50%	7/1/2033	27	30,732
Leidos, Inc.	7.125%	7/1/2032	192	247,574
Total				1,472,124

Construction/Homebuilding 0.16%

Century Communities, Inc.	6.75%	6/1/2027	165	177,758
Toll Brothers Finance Corp.	4.35%	2/15/2028	121	128,046
Toll Brothers Finance Corp.	4.875%	3/15/2027	43	47,033
TRI Pointe Group, Inc.	5.25%	6/1/2027	77	82,609
Total				435,446

Containers 0.11%

Intertape Polymer Group, Inc. (Canada)†(e)	7.00%	10/15/2026	79	83,471
Mauser Packaging Solutions Holding Co.†	7.25%	4/15/2025	226	219,600
Total				303,071

Drugs 1.37%

AbbVie, Inc.†	4.25%	11/21/2049	1,036	1,173,048
Bausch Health Americas, Inc.†	9.25%	4/1/2026	231	258,528
Bausch Health Cos, Inc.†	5.00%	1/30/2028	349	345,290
Bayer Corp.†	6.65%	2/15/2028	203	256,318
CVS Health Corp.	4.78%	3/25/2038	1,550	1,830,151
Total				3,863,335

Electric: Power 1.76%

Ausgrid Finance Pty Ltd. (Australia)†(e)	4.35%	8/1/2028	25	28,286
Berkshire Hathaway Energy Co.	3.80%	7/15/2048	200	230,009
Cemig Geracao e Transmissao SA (Brazil)†(e)	9.25%	12/5/2024	200	232,219
Dominion Energy South Carolina, Inc.	6.05%	1/15/2038	17	24,664
Dominion Energy South Carolina, Inc.	6.625%	2/1/2032	6	8,652
Dominion Energy, Inc.	7.00%	6/15/2038	135	197,568
Emera US Finance LP	4.75%	6/15/2046	545	641,125
Eskom Holdings SOC Ltd. (South Africa)†(e)	5.75%	1/26/2021	200	200,562
Exelon Generation Co. LLC	5.60%	6/15/2042	65	77,659
Exelon Generation Co. LLC	5.75%	10/1/2041	340	403,459
Exelon Generation Co. LLC	6.25%	10/1/2039	10	12,519
Listrindo Capital BV (Netherlands)†(e)	4.95%	9/14/2026	350	360,645
NRG Energy, Inc.†	4.45%	6/15/2029	395	427,392

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

Oglethorpe Power Corp.	5.95%	11/1/2039	$519	$663,091
Pennsylvania Electric Co.†	3.60%	6/1/2029	175	195,467
Perusahaan Listrik Negara PT (Indonesia)†(e)	5.25%	10/24/2042	200	236,187
PPL Electric Utilities Corp.	5.20%	7/15/2041	6	7,897
PSEG Power LLC	8.625%	4/15/2031	700	999,409
Total				4,946,810

Electrical Equipment 0.33%

Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	890	934,056

Electronics 0.12%

Trimble, Inc.	4.90%	6/15/2028	292	331,220

Energy Equipment & Services 0.16%

Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%	1/15/2026	226	235,610
Greenko Solar Mauritius Ltd. (Mauritius)†(e)	5.95%	7/29/2026	210	213,128
Total				448,738

Engineering & Contracting Services 0.13%

Brand Industrial Service, Inc.†	8.50%	7/15/2025	382	372,446

Entertainment 0.34%

Mohegan Gaming & Entertainment†	7.875%	10/15/2024	130	128,971
Penn National Gaming, Inc.†	5.625%	1/15/2027	232	240,781
Scientific Games International, Inc.†	7.25%	11/15/2029	336	327,818
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(e)	7.00%	7/15/2026	241	259,521
Total				957,091

Financial Services 2.11%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	4.875%	1/16/2024	1,050	1,143,278
Affiliated Managers Group, Inc.	3.50%	8/1/2025	79	85,447
Aircastle Ltd.	4.25%	6/15/2026	550	591,332
Ally Financial, Inc.	8.00%	11/1/2031	541	749,929
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.25%	5/15/2024	418	456,815
Brightsphere Investment Group, Inc.	Zero Coupon	7/27/2026	11	12,029
E*TRADE Financial Corp.	3.80%	8/24/2027	244	269,875
E*TRADE Financial Corp.	4.50%	6/20/2028	17	19,748

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Financial Services (continued)

E*TRADE Financial Corp.	5.875%(3 Mo. LIBOR + 4.44%) #	—	(f)	$422	$459,585
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024		295	290,391
Navient Corp.	6.75%	6/25/2025		464	490,680
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027		20	22,240
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045		303	343,187
Park Aerospace Holdings Ltd. (Ireland)†(e)	5.50%	2/15/2024		382	420,375
Springleaf Finance Corp.	5.375%	11/15/2029		240	245,556
SURA Asset Management SA (Colombia)†(e)	4.375%	4/11/2027		200	216,571
SURA Asset Management SA (Columbia)†(e)	4.875%	4/17/2024		100	107,791
Total					5,924,829

Food 0.53%

Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025		371	370,069
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.†	6.50%	4/15/2029		416	452,005
Kraft Heinz Foods Co.	4.375%	6/1/2046		272	251,655
Minerva Luxembourg SA (Luxembourg)†(e)	5.875%	1/19/2028		400	404,740
Total					1,478,469

Foreign Government 0.08%

CBB International Sukuk Co. 6 Spc (Bahrain)†(e)	5.25%	3/20/2025		200	214,817

Health Care Services 1.42%

Adventist Health System	2.952%	3/1/2029		116	121,955
Advocate Health & Hospitals Corp.	3.387%	10/15/2049		203	232,340
Centene Corp.†	3.375%	2/15/2030		327	327,409
CommonSpirit Health	3.347%	10/1/2029		692	735,180
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024		55	61,057
HCA, Inc.	5.50%	6/15/2047		673	801,155
MEDNAX, Inc.†	6.25%	1/15/2027		234	225,219
Radiology Partners, Inc.†	9.25%	2/1/2028		263	264,973
Surgery Center Holdings, Inc.†	6.75%	7/1/2025		44	43,327
Surgery Center Holdings, Inc.†	10.00%	4/15/2027		197	215,784
Tenet Healthcare Corp.†	6.25%	2/1/2027		223	233,871
Tenet Healthcare Corp.	6.75%	6/15/2023		140	150,092
Universal Health Services, Inc.†	4.75%	8/1/2022		45	45,203
Universal Health Services, Inc.†	5.00%	6/1/2026		500	520,174
Total					3,977,739

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Household Equipment/Products 0.13%

Newell Brands, Inc.	5.375%	4/1/2036	$331	$369,263

Insurance 0.64%

Assurant, Inc.	3.70%	2/22/2030	162	170,934
Global Atlantic Fin Co.†	4.40%	10/15/2029	384	406,466
HUB International Ltd.†	7.00%	5/1/2026	69	69,861
Protective Life Corp.	8.45%	10/15/2039	275	454,792
Selective Insurance Group, Inc.	5.375%	3/1/2049	232	306,724
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	287	379,413
Total				1,788,190

Investment Management Companies 0.08%

Grupo de Inversiones Suramericana SA (Colombia)†(e)	5.50%	4/29/2026	200	223,570

Leisure 0.42%

Carnival plc	7.875%	6/1/2027	10	13,367
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	472	484,984
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	362	469,386
Viking Cruises Ltd.†	5.875%	9/15/2027	230	204,849
Total				1,172,586

Lodging 0.13%

Las Vegas Sands Corp.	3.90%	8/8/2029	158	167,282
Wyndham Destinations, Inc.	5.75%	4/1/2027	180	190,808
Total				358,090

Machinery: Agricultural 0.76%

BAT Capital Corp.	3.557%	8/15/2027	16	16,904
BAT Capital Corp.	4.39%	8/15/2037	1,092	1,153,864
Imperial Brands Finance plc (United Kingdom)†(e)	3.875%	7/26/2029	509	534,824
Kernel Holding SA (Ukraine)†(e)	8.75%	1/31/2022	200	213,402
MHP Lux SA (Luxembourg)†(e)	6.95%	4/3/2026	200	209,250
Total				2,128,244

Machinery: Industrial/Specialty 0.91%

nVent Finance Sarl (Luxembourg)(e)	4.55%	4/15/2028	944	1,039,930
Stanley Black & Decker, Inc.	4.00%(5 Yr Treasury Constant Maturity Rate + 2.66%) #	3/15/2060	393	396,571
Westinghouse Air Brake Technologies Corp.	4.95%	9/15/2028	973	1,107,298
Total				2,543,799

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Manufacturing 0.89%

Carlisle Cos., Inc.	2.75%	3/1/2030		$334	$334,801
General Electric Co.	2.121%(3 Mo. LIBOR + .38%) #	5/5/2026		6	5,789
General Electric Co.	5.00%(3 Mo. LIBOR + 3.33%) #	—	(f)	1,107	1,078,777
General Electric Co.	6.15%	8/7/2037		824	1,081,242
Pentair Finance Sarl (Luxembourg)(e)	4.50%	7/1/2029		5	5,630
Total					2,506,239

Media 1.73%

AMC Networks, Inc.	4.75%	8/1/2025		75	74,909
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028		134	139,608
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045		28	36,060
Cox Communications, Inc.†	8.375%	3/1/2039		767	1,250,965
DISH DBS Corp.	7.75%	7/1/2026		352	378,896
Globo Comunicacao e Participacoes SA (Brazil)†(e)	4.875%	1/22/2030		325	325,569
Gray Television, Inc.†	7.00%	5/15/2027		214	232,532
Scripps Escrow, Inc.†	5.875%	7/15/2027		375	389,756
Sinclair Television Group, Inc.†	5.125%	2/15/2027		232	230,921
Sinclair Television Group, Inc.†	5.875%	3/15/2026		70	72,299
Time Warner Cable LLC	7.30%	7/1/2038		1,276	1,734,049
Time Warner Entertainment Co. LP	8.375%	7/15/2033		6	8,728
Total					4,874,292

Metals & Minerals: Miscellaneous 0.71%

Anglo American Capital plc (United Kingdom)†(e)	4.75%	4/10/2027		600	684,567
Chinalco Capital Holdings Ltd.	4.00%	8/25/2021		220	223,164
Freeport-McMoRan, Inc.(d)	4.125%	3/1/2028		259	245,752
Glencore Finance Canada Ltd. (Canada)†(e)	5.55%	10/25/2042		597	680,677
Hecla Mining Co.	7.25%	2/15/2028		164	161,557
Kinross Gold Corp. (Canada)(e)	5.95%	3/15/2024		7	7,801
Total					2,003,518

Natural Gas 0.08%

Dominion Energy Gas Holdings LLC	4.60%	12/15/2044		200	237,396

Oil 2.25%

Berry Petroleum Co. LLC†	7.00%	2/15/2026		143	124,817
Centennial Resource Production LLC†	6.875%	4/1/2027		276	247,661

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Citgo Holding, Inc.†	9.25%	8/1/2024	$86	$89,655
Ecopetrol SA (Colombia)(e)	4.125%	1/16/2025	315	332,456
Ecopetrol SA (Colombia)(e)	5.875%	5/28/2045	40	47,905
Empresa Nacional del Petroleo (Chile)†(e)	3.75%	8/5/2026	255	265,837
Eni SpA (Italy)†(e)	5.70%	10/1/2040	200	258,269
Eni USA, Inc.	7.30%	11/15/2027	70	93,254
Laredo Petroleum, Inc.	9.50%	1/15/2025	395	284,894
MEG Energy Corp. (Canada)†(e)	7.00%	3/31/2024	184	174,724
MEG Energy Corp.(Canada)†(e)	7.125%	2/1/2027	197	187,642
Oasis Petroleum, Inc.	6.875%	3/15/2022	222	174,825
Occidental Petroleum Corp.	7.875%	9/15/2031	645	844,595
Pertamina Persero PT (Indonesia)†(e)	4.70%	7/30/2049	200	218,815
Petrobras Global Finance BV (Netherlands)†(e)	5.093%	1/15/2030	180	192,825
Petrobras Global Finance BV (Netherlands)(e)	7.25%	3/17/2044	215	265,984
Petroleos Mexicanos (Mexico)(e)	4.50%	1/23/2026	614	605,617
Petroleos Mexicanos (Mexico)(e)	5.35%	2/12/2028	360	352,385
QEP Resources, Inc.	5.25%	5/1/2023	66	58,588
QEP Resources, Inc.	5.625%	3/1/2026	223	178,963
Saudi Arabian Oil Co. (Saudi Arabia)†(e)	2.875%	4/16/2024	400	411,130
SM Energy Co.	6.625%	1/15/2027	330	256,516
Tapstone Energy LLC/Tapstone Energy Finance Corp.†(g)	9.75%	6/1/2022	15	128
Transocean, Inc.†	7.25%	11/1/2025	217	180,108
Valero Energy Corp.	10.50%	3/15/2039	276	479,810
Total				6,327,403

Oil: Crude Producers 1.09%

AI Candelaria Spain SLU (Spain)†(e)	7.50%	12/15/2028	300	332,896
Buckeye Partners LP	6.375%(3 Mo. LIBOR + 4.02%) #	1/22/2078	588	472,420
Cheniere Corpus Christi Holdings LLC†	3.70%	11/15/2029	161	161,481
NGPL PipeCo LLC†	4.875%	8/15/2027	600	650,688
Sabine Pass Liquefaction LLC	5.875%	6/30/2026	1,256	1,447,482
Total				3,064,967

Oil: Integrated Domestic 0.15%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	4.08%	12/15/2047	254	269,358
National Oilwell Varco, Inc.	3.95%	12/1/2042	162	154,166
Total				423,524

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Paper & Forest Products 0.13%

Fibria Overseas Finance Ltd. (Brazil)(e)	4.00%	1/14/2025	$340	$353,575

Real Estate Investment Trusts 1.62%

Country Garden Holdings Co. Ltd. (China)(e)	4.75%	9/28/2023	200	200,920
EPR Properties	4.95%	4/15/2028	846	962,975
Goodman US Finance Three LLC†	3.70%	3/15/2028	356	381,771
Healthcare Trust of America Holdings LP	3.10%	2/15/2030	194	202,986
Kaisa Group Holdings Ltd. (China)(e)	9.375%	6/30/2024	200	187,107
Kaisa Group Holdings Ltd. (China)†(e)	11.95%	10/22/2022	200	214,376
Longfor Group Holdings Ltd. (China)(e)	4.50%	1/16/2028	200	216,160
Shimao Property Holdings Ltd. (Hong Kong)(e)	4.75%	7/3/2022	360	366,314
Spirit Realty LP	3.40%	1/15/2030	328	350,358
Sunac China Holdings Ltd. (China)(e)	7.875%	2/15/2022	420	434,825
VEREIT Operating Partnership LP	4.875%	6/1/2026	739	844,186
Yuzhou Properties Co. Ltd. (China)(e)	6.00%	10/25/2023	200	194,727
Total				4,556,705

Retail 0.35%

Dollar Tree, Inc.	4.20%	5/15/2028	225	251,842
Lithia Motors, Inc.†	4.625%	12/15/2027	474	486,409
PetSmart, Inc.†	8.875%	6/1/2025	249	248,378
Total				986,629

Retail: Specialty 0.15%

Coty, Inc.†	6.50%	4/15/2026	421	433,641

Steel 0.07%

CSN Resources SA (Brazil)†(e)	7.625%	2/13/2023	200	200,417

Technology 0.92%

Alibaba Group Holding Ltd. (China)(e)	3.60%	11/28/2024	200	215,055
JD.com, Inc. (China)(e)	3.375%	1/14/2030	335	349,399
Match Group, Inc.†	5.625%	2/15/2029	156	165,219
Netflix, Inc.	6.375%	5/15/2029	659	763,188
Prosus NV (Netherlands)†(e)	3.68%	1/21/2030	200	207,382
Tencent Holdings Ltd. (China)†(e)	3.595%	1/19/2028	620	669,627
Uber Technologies, Inc.†	8.00%	11/1/2026	220	229,389
Total				2,599,259

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 1.44%

AT&T, Inc.	6.00%	8/15/2040	$1,125	$1,509,222
AT&T, Inc.	6.25%	3/29/2041	562	758,992
Front Range BidCo, Inc.†(d)	6.125%	3/1/2028	108	106,718
Intelsat Jackson Holdings SA (Luxembourg)(e)	5.50%	8/1/2023	12	10,345
Intelsat Jackson Holdings SA (Luxembourg)†(e)	8.50%	10/15/2024	229	200,852
Oztel Holdings SPC Ltd. (United Arab Emirates)†(e)	6.625%	4/24/2028	260	278,280
Sprint Capital Corp.	6.875%	11/15/2028	148	176,533
Verizon Communications, Inc.	2.792%(3 Mo. LIBOR + 1.10%) #	5/15/2025	811	829,447
ViaSat, Inc.†	5.625%	4/15/2027	185	187,770
Total				4,058,159

Toys 0.19%

Mattel, Inc.	5.45%	11/1/2041	137	127,796
Mattel, Inc.†	6.75%	12/31/2025	381	401,206
Total				529,002

Utilities 0.15%

Aquarion Co.†	4.00%	8/15/2024	125	134,586
Empresas Publicas de Medellin ESP (Colombia)†(e)	4.25%	7/18/2029	200	208,579
Essential Utilities, Inc.	3.566%	5/1/2029	78	86,369
Total				429,534

Wholesale 0.13%

Performance Food Group, Inc.†	5.50%	10/15/2027	339	358,077
Total Corporate Bonds (cost $88,684,461)				90,999,565

FLOATING RATE LOANS(i) 1.01%

Building Materials 0.17%

Airxcel, Inc. 2018 1st Lien Term Loan	6.103%(1 Mo. LIBOR + 4.50%)	4/28/2025	182	179,388
Forterra Finance LLC 2017 Term Loan B	4.603%(1 Mo. LIBOR + 3.00% )	10/25/2023	315	305,275
Total				484,663

Computer Software 0.11%

Navicure, Inc. 2019 Term Loan B	5.603%(1 Mo. LIBOR + 4.00%)	10/22/2026	309	306,296	(j)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Containers 0.11%

Proampac PG Borrower LLC 2016 1st Lien Term Loan	5.147%(1 Mo. LIBOR + 3.50%)		11/20/2023	$311	$298,119

Drugs 0.20%

Elanco Animal Health Incorporated Term Loan B	—	(h)	2/4/2027	575	570,207

Electric: Power 0.11%

Helix Gen Funding, LLC Term Loan B	5.353%(1 Mo. LIBOR + 3.75%)		6/3/2024	316	305,335

Food 0.07%

United Natural Foods, Inc. Term Loan B	5.853%(1 Mo. LIBOR + 4.25%)		10/22/2025	239	201,564

Leisure 0.07%

Hayward Industries, Inc. 1st Lien Term Loan	5.103%(1 Mo. LIBOR + 3.50%)		8/5/2024	206	202,171

Retail 0.02%

Mavis Tire Express Services Corp. 2018 1st Lien Term Loan	4.853%(1 Mo. LIBOR + 3.25%)		3/20/2025	62	59,568
Mavis Tire Express Services Corp. 2018 Delayed Draw Term Loan	3.00%(1 Mo. LIBOR + 3.25%)		3/20/2025	8	7,592
Total					67,160

Technology 0.07%

Optiv Security, Inc. 1st Lien Term Loan	4.853%(1 Mo. LIBOR + 3.25%)		2/1/2024	238	205,323

Transportation: Miscellaneous 0.01%

Gruden Acquisition, Inc. 2nd Lien Term Loan	10.445%(3 Mo. LIBOR + 8.50%)		8/18/2023	12	11,920

Wholesale 0.07%

Yak Access, LLC 2018 2nd Lien Term Loan B	11.629%(1 Mo. LIBOR + 10.00%)		7/10/2026	213	191,700	(j)
Total Floating Rate Loans (cost $2,868,648)					2,844,458

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 2.53%

Angola 0.15%

Republic of Angola†(e)	8.25%	5/9/2028	$200	$206,041
Republic of Angola(e)	8.25%	5/9/2028	200	206,041
Total				412,082

Argentina 0.04%

Provincia de Mendoza†(e)	8.375%	5/19/2024	150	110,250

Bahamas 0.19%

Commonwealth of Bahamas†(e)	6.00%	11/21/2028	480	546,167

Bermuda 0.08%

Government of Bermuda†	3.717%	1/25/2027	200	215,822

Costa Rica 0.06%

Costa Rica Government†(e)	5.625%	4/30/2043	200	179,689

Dominican Republic 0.11%

Dominican Republic†(e)	6.40%	6/5/2049	300	318,658

Egypt 0.22%

Arab Republic of Egypt†(e)	4.55%	11/20/2023	200	202,685
Arab Republic of Egypt†(e)	6.588%	2/21/2028	400	412,178
Total				614,863

Guatemala 0.10%

Republic of Guatemala†(e)	4.875%	2/13/2028	250	271,027

Honduras 0.08%

Honduras Government†(e)	6.25%	1/19/2027	200	223,322

Jamaica 0.08%

Government of Jamaica(e)	6.75%	4/28/2028	200	234,321

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Japan 0.18%

Japan Bank for International Corp.(e)	2.125%	2/10/2025	$264	$274,964
Japan Bank for International Corp.(e)	2.50%	5/23/2024	224	235,882
Total				510,846

Kenya 0.15%

Republic of Kenya†(e)	7.00%	5/22/2027	400	422,652

Mexico 0.10%

United Mexican States(e)	3.75%	1/11/2028	265	283,881

Nigeria 0.15%

Republic of Nigeria†(e)	6.375%	7/12/2023	400	426,292

Pakistan 0.08%

Republic of Pakistan†(e)	6.875%	12/5/2027	200	210,990

Qatar 0.23%

State of Qatar†(e)	3.25%	6/2/2026	600	638,737

Saudi Arabia 0.15%

Saudi International Bond†(e)	3.625%	3/4/2028	400	429,652

Sri Lanka 0.07%

Republic of Sri Lanka†(e)	6.85%	11/3/2025	200	198,083

Turkey 0.23%

Republic of Turkey(e)	3.25%	3/23/2023	295	280,987
Republic of Turkey(e)	4.25%	4/14/2026	200	183,420
Republic of Turkey(e)	5.25%	3/13/2030	200	182,450
Total				646,857

Ukraine 0.08%

Ukraine Government†(e)	7.75%	9/1/2023	200	217,060
Total Foreign Government Obligations (cost $7,116,877)				7,111,251

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.07%

Government National Mortgage Assoc. 2017-41 AS	2.60%	6/16/2057	$30	$31,225
Government National Mortgage Assoc. 2017-69 AS	2.75%	2/16/2058	33	34,014
Government National Mortgage Assoc. 2017-71 AS	2.70%	4/16/2057	33	33,928
Government National Mortgage Assoc. 2017-76 AS	2.65%	11/16/2050	13	13,744
Government National Mortgage Assoc. 2017-86 AS	2.75%	2/16/2058	12	12,795
Government National Mortgage Assoc. 2017-89 AB	2.60%	7/16/2058	11	10,821
Government National Mortgage Assoc. 2017-90 AS	2.70%	7/16/2057	14	13,942
Government National Mortgage Assoc. 2017-168 AS	2.70%	8/16/2058	37	37,681
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $180,887)				188,150

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 17.65%

Federal Home Loan Mortgage Corp.	4.00%	10/1/2049	420	465,438
Federal National Mortgage Assoc.(k)	3.00%	TBA	11,800	12,134,387
Federal National Mortgage Assoc.(k)	3.50%	TBA	29,650	30,793,146
Federal National Mortgage Assoc.	4.00%	1/1/2048	525	582,456
Federal National Mortgage Assoc.(k)	4.00%	TBA	600	631,591
Government National Mortgage Assoc.(k)	3.50%	TBA	4,850	5,025,623
Total Government Sponsored Enterprises Pass-Throughs (cost $49,346,742)				49,632,641

MUNICIPAL BONDS 0.60%

Miscellaneous

California	7.30%	10/1/2039	75	121,546
California	7.625%	3/1/2040	115	196,396
California Health Facilities Financing Authority	3.034%	6/1/2034	115	122,988
City of San Antonio TX Airport System, Revenue Bonds Series B	3.527%	7/1/2040	245	259,825
Foothill-Eastern Transportation Corridor Agency	4.094%	1/15/2049	208	224,823
Michigan Finance Authority	3.084%	12/1/2034	300	328,662
New Jersey Educational Facilities Authority	3.636%	9/1/2029	182	198,804
Pennsylvania	5.35%	5/1/2030	5	5,032
Permanent University Fund - Texas A&M University System	3.66%	7/1/2047	220	242,594
Total Municipal Bonds (cost $1,595,736)				1,700,670

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 11.69%

1345 Avenue of the Americas & Park Avenue Plaza Trust 2005-1 A3†	5.278%		8/10/2035	$50	$54,871
A10 Bridge Asset Financing LLC 2015-AA A1†	3.30%		5/15/2036	95	95,195
Angel Oak Mortgage Trust 2020-1 A1†	2.466	%#(l)	12/25/2059	130	131,140
AREIT Trust 2018-CRE2 A†	2.63%(1 Mo. LIBOR + .98%)	#	11/14/2035	53	53,047
Atrium Hotel Portfolio Trust 2017-ATRM A†	2.589%(1 Mo. LIBOR + .93%)	#	12/15/2036	1,075	1,075,108
Atrium Hotel Portfolio Trust 2018-ATRM A†	2.609%(1 Mo. LIBOR + .95%)	#	6/15/2035	100	100,025
BAMLL Commercial Mortgage Securities Trust 2019-AHT B†	3.259%(1 Mo. LIBOR + 1.60%)	#	3/15/2034	100	100,500
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	168	172,302
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	2.509%(1 Mo. LIBOR + .85%)	#	1/15/2033	6	5,570
Bancorp Commercial Mortgage Trust 2019-CRE6 A†	2.709%(1 Mo. LIBOR + 1.05%)	#	9/15/2036	1,391	1,391,830
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	175	188,287
BBCMS Mortgage Trust 2018-TALL E†	4.096%(1 Mo. LIBOR + 2.44%)	#	3/15/2037	64	64,219
BBCMS Mortgage Trust 2019-BWAY A†	2.615%(1 Mo. LIBOR + .96%)	#	11/25/2034	197	196,921
BBCMS Mortgage Trust 2019-BWAY B†	2.969%(1 Mo. LIBOR + 1.31%)	#	11/25/2034	87	86,673
BBCMS Mortgage Trust 2019-BWAY C†	3.269%(1 Mo. LIBOR + 1.61%)	#	11/25/2034	350	348,701
Benchmark Mortgage Trust 2019-B12 TCC†	3.44	%#(l)	8/15/2052	500	499,075	(c)
BHP Trust 2019-BXHP E†	4.226%(1 Mo. LIBOR + 2.57%)	#	8/15/2036	100	100,198
BWAY Mortgage Trust 2015-1740 A†	2.917%		1/10/2035	100	102,210
BX Commercial Mortgage Trust 2018-BIOA A†	2.33%(1 Mo. LIBOR + .67%)	#	3/15/2037	70	70,052
BX Commercial Mortgage Trust 2019-XL C†	2.909%(1 Mo. LIBOR + 1.25%)	#	10/15/2036	143	143,842
BX Commercial Mortgage Trust 2019-XL D†	3.109%(1 Mo. LIBOR + 1.45%)	#	10/15/2036	162	163,237
BX Commercial Mortgage Trust 2019-XL E†	3.459%(1 Mo. LIBOR + 1.80%)	#	10/15/2036	96	96,085
BX Commercial Mortgage Trust 2019-XL F†	3.659%(1 Mo. LIBOR + 2.00%)	#	10/15/2036	239	240,361
BX Trust 2018-GW A†	2.459%(1 Mo. LIBOR + .80%)	#	5/15/2035	55	54,952
BX Trust 2019-OC11 A†	3.202%		12/9/2041	397	436,103

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

CF Trust 2019-BOSS A1†	4.909%(1 Mo. LIBOR + 3.25%)	#	12/15/2021	$222	$228,674	(c)
CF Trust 2019-MF1 2019-MF1 C†	3.309%(1 Mo. LIBOR + 1.65%)	#	8/21/2032	378	379,387
CF Trust 2019-MF1 D†	3.609%(1 Mo. LIBOR + 1.95%)	#	8/21/2032	706	707,212
Citigroup Commercial Mortgage Trust 2013-375P A†	3.251%		5/10/2035	100	105,029
Citigroup Commercial Mortgage Trust 2016-GC36 AS	3.849%		2/10/2049	98	106,573
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	485	441,184
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804	%#(l)	4/15/2049	25	23,063
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	100	102,824
Commercial Mortgage Pass-Through Certificates 2014-UBS4 D†	4.707	%#(l)	8/10/2047	835	795,137
Commercial Mortgage Pass-Through Certificates 2014-UBS6 B	4.349	%#(l)	12/10/2047	50	53,985
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.311	%#(l)	2/10/2048	707	666,692
Commercial Mortgage Pass-Through Certificates 2015-PC1 AM	4.29	%#(l)	7/10/2050	53	58,843
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.435	%#(l)	7/10/2050	50	54,938
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.435	%#(l)	7/10/2050	10	10,720
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.435	%#(l)	7/10/2050	425	414,533
Commercial Mortgage Pass-Through Certificates 2016-COR1 AM	3.494%		10/10/2049	88	95,319
Commercial Mortgage Pass-Through Certificates 2017-COR2 AM	3.803%		9/10/2050	200	223,295
Commercial Mortgage Pass-Through Certificates 2019-GC44 180B†	3.40	%#(l)	8/15/2057	200	198,575
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A†	2.909%(1 Mo. LIBOR + 1.25%)	#	1/15/2034	683	683,887
Credit Suisse Mortgage Capital Certificates 2017-HD A†	2.609%(1 Mo. LIBOR + .95%)	#	2/15/2031	188	187,991
Credit Suisse Mortgage Capital Certificates 2019-ICE4 A†	2.639%(1 Mo. LIBOR + .98%)	#	5/15/2036	342	342,347
CSAIL Commercial Mortgage Trust 2016-C7 D†	4.387	%#(l)	11/15/2049	1,250	1,128,884
CSAIL Commercial Mortgage Trust 2019-C18 AS	3.321%		12/15/2052	214	233,333
CSMC Trust 2020-AFC1 A1†	2.24	%#(l)	2/25/2050	325	329,329
DBWF Mortgage Trust 2018-GLKS A†	2.677%(1 Mo. LIBOR + 1.03%)	#	11/19/2035	100	100,276
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339	%#(l)	1/25/2060	208	209,151
Exantas Capital Corp., Ltd. 2019-RSO7 A†	2.658%(1 Mo. LIBOR + 1.00%)	#	4/15/2036	99	98,673

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Exantas Capital Corp., Ltd. 2019-RSO7 AS†	3.158%(1 Mo. LIBOR + 1.50%)	#	4/15/2036	$100	$100,220
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	134	142,006
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	100	106,215
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	159	159,245
Great Wolf Trust 2019-WOLF A†	2.693%(1 Mo. LIBOR + 1.03%)	#	12/15/2036	512	512,641
Great Wolf Trust 2019-WOLF E†	4.391%(1 Mo. LIBOR + 2.73%)	#	12/15/2036	199	199,487
GS Mortgage Securities Corp. Trust 2018-HULA A†	2.579%(1 Mo. LIBOR + .92%)	#	7/15/2025	987	985,555
GS Mortgage Securities Corp. Trust 2018-RIVR A†	2.609%(1 Mo. LIBOR + .95%)	#	7/15/2035	100	100,088
GS Mortgage Securities Corp. Trust 2019-70P A†	2.659%(1 Mo. LIBOR + 1.00%)	#	10/15/2036	1,219	1,223,607
GS Mortgage Securities Corp. Trust 2019-70P B†	2.979%(1 Mo. LIBOR + 1.32%)	#	10/15/2036	813	813,889
GS Mortgage Securities Corp. Trust 2019-70P XCP IO†	0.506	%#(l)	10/15/2036	86,776	470,326
GS Mortgage Securities Corp. Trust 2019-SMP A†	2.809%(1 Mo. LIBOR + 1.15%)	#	8/15/2032	750	750,020
GS Mortgage Securities Corp. Trust 2019-SMP B†	3.159%(1 Mo. LIBOR + 1.50%)	#	8/15/2032	525	526,650
GS Mortgage Securities Corp. Trust 2019-SMP XCP IO†	0.587	%#(l)	8/15/2032	36,803	172,970
GS Mortgage Securities Trust 2013-G1 A2†	3.557	%#(l)	4/10/2031	154	159,587
GS Mortgage Securities Trust 2014-GC26 C	4.513	%#(l)	11/10/2047	50	52,381
GS Mortgage Securities Trust 2015-GC30 A2	2.726%		5/10/2050	298	297,905
Hilton Orlando Trust 2018-ORL A†	2.429%(1 Mo. LIBOR + .77%)	#	12/15/2034	45	45,034
Hilton Orlando Trust 2018-ORL D†	3.359%(1 Mo. LIBOR + 1.70%)	#	12/15/2034	55	55,046
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON D†	4.613	%#(l)	7/5/2031	30	32,191
JPMorgan Chase Commercial Mortgage Securities Trust	3.75%		9/15/2029	325	325,609	(c)
JPMorgan Chase Commercial Mortgage Securities Trust	4.65%		9/15/2029	325	325,604	(c)
JPMorgan Chase Commercial Mortgage Securities Trust	5.35%		9/15/2029	325	325,603	(c)
JPMorgan Chase Commercial Mortgage Securities Trust	6.35%		9/15/2029	325	325,603	(c)
JPMorgan Chase Commercial Mortgage Securities Trust	7.35%		9/15/2029	325	325,602	(c)
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C8 A3	2.829%		10/15/2045	7	7,483
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.805	%#(l)	6/10/2027	100	71,891

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.269	%#(l)	7/15/2048	$10	$10,628
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES C†	3.621	%#(l)	9/5/2032	100	100,212
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	103	107,020
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	2.659%(1 Mo. LIBOR + 1.00%)	#	6/15/2032	894	894,623
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	2.959%(1 Mo. LIBOR + 1.30%)	#	6/15/2032	316	316,413
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	3.259%(1 Mo. LIBOR + 1.60%)	#	6/15/2032	32	31,920
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ D†	3.759%(1 Mo. LIBOR + 2.10%)	#	6/15/2032	47	46,601
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ E†	4.659%(1 Mo. LIBOR + 3.00%)#		6/15/2035	44	44,073
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	2.697%(1 Mo. LIBOR + 1.27%)	#	11/15/2035	10	10,010
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	3.027%(1 Mo. LIBOR + 1.60%)	#	11/15/2035	10	10,023
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	2.618%(1 Mo. LIBOR + .95%)	#	7/5/2033	10	10,008
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	2.918%(1 Mo. LIBOR + 1.25%)	#	7/5/2033	26	26,030
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	10	10,844
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	10	10,860
LoanCore Issuer Ltd. 2019-CRE3 A†	2.709%(1 Mo. LIBOR + 1.05%)	#	4/15/2034	900	900,440
Motel 6 Trust 2017-MTL6 E†	4.909%(1 Mo. LIBOR + 3.25%)	#	8/15/2034	28	28,259
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.79	%#(l)	11/15/2032	50	52,612
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.79	%#(l)	11/15/2032	50	52,411
Natixis Commercial Mortgage Securities Trust 2019-1776 XCP IO†	0.633	%#(l)	10/15/2036	36,272	363,083
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464	%#(l)	1/26/2060	115	116,326
PFP Ltd. 2019-6 B†	3.35%(1 Mo. LIBOR + 1.70%)	#	4/14/2037	500	500,802
PFP Ltd. 2019-6 C†	3.75%(1 Mo. LIBOR + 2.10%)	#	4/14/2037	332	332,532

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Prima Capital CRE Securitization Ltd. 2019-RK1 AG†	4.00%		4/15/2038	$165	$177,109
Prima Capital CRE Securitization Ltd. 2019-RK1 AT†	4.45%		4/15/2038	100	109,467
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	25	25,859
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	922	939,520
ReadyCap Mortgage Trust 2016-3 A IO†	0.305	%#(l)	2/15/2041	1,217	34,473
Residential Mortgage Loan Trust 2020-1 A1†	2.376	%#(l)	2/25/2024	100	100,893
RETL 2019-RVP C†	3.759%(1 Mo. LIBOR + 2.10%)	#	3/15/2036	70	70,242
Shelter Growth CRE Issuer Ltd. 2018-FL1 A†	2.658%(1 Mo. LIBOR + 1.00%)	#	1/15/2035	6	5,768
SLIDE 2018-FUN D†	3.509%(1 Mo. LIBOR + 1.85%)	#	6/15/2031	14	14,460
Starwood Mortgage Residential Trust 2020-1 A1†	2.275	%#(l)	2/25/2050	206	207,619
Verus Securitization Trust 2020-1 A1†	2.417	%#(l)	1/25/2060	221	223,486
VMC Finance LLC 2019-FL3 A†	2.758%(1 Mo. LIBOR + 1.10%)	#	9/15/2036	1,686	1,689,859
Wells Fargo Commercial Mortgage Trust 2013-LC12 B	4.285	%#(l)	7/15/2046	494	523,121
Wells Fargo Commercial Mortgage Trust 2014-LC16 A5	3.817%		8/15/2050	165	179,353
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.11	%#(l)	5/15/2048	60	59,621
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176	%#(l)	7/15/2048	1,270	1,349,129
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785	%#(l)	11/15/2050	146	162,819
Wells Fargo Commercial Mortgage Trust 2017-HSDB A†	2.503%(1 Mo. LIBOR + .85%)	#	12/13/2031	200	199,623
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	100	103,742
WF-RBS Commercial Mortgage Trust 2012-C8 C	4.885	%#(l)	8/15/2045	50	52,974
WF-RBS Commercial Mortgage Trust 2013-C12 C	4.331	%#(l)	3/15/2048	50	52,893
WF-RBS Commercial Mortgage Trust 2014-C22 A4	3.488%		9/15/2057	25	26,919
WFRBS Commercial Mortgage Trust 2013-C12 B	3.863	%#(l)	3/15/2048	25	26,184
Total Non-Agency Commercial Mortgage-Backed Securities (cost $32,416,817)					32,873,679

U.S. TREASURY OBLIGATIONS 16.31%

U.S. Treasury Bond	2.00%		2/15/2050	6,105	6,593,519
U.S. Treasury Bond	3.625%		8/15/2043	2,698	3,752,117
U.S. Treasury Inflation Indexed Note(m)	0.625%		4/15/2023	4,963	5,099,937
U.S. Treasury Note	1.125%		2/28/2022	867	871,064
U.S. Treasury Note	1.125%		2/28/2025	22,433	22,663,026
U.S. Treasury Note	1.375%		1/31/2022	4,154	4,191,321
U.S. Treasury Note	1.50%		2/15/2030	2,620	2,709,653
Total U.S. Treasury Obligations (cost $44,612,197)					45,880,637
Total Long- Term Investments (cost $276,385,536)					281,190,037

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
SHORT-TERM INVESTMENTS 13.83%

FOREIGN GOVERNMENT OBLIGATIONS 4.02%

Japan

Japan Treasury Discount Bill(b) (cost $11,139,661)	Zero Coupon		4/13/2020	JPY	1,219,850	$11,311,116

U.S. TREASURY OBLIGATIONS 5.43%

U.S. Treasury Bill	Zero Coupon		3/26/2020		$1,045	1,043,545
U.S. Treasury Bill	Zero Coupon		5/7/2020		5,730	5,716,472
U.S. Treasury Floating Rate Note	1.544%(3 Mo. Treasury Money Market Yield + .03%)	#	4/30/2020		8,504	8,504,242
Total U.S. Treasury Obligations (cost $15,261,119)						15,264,259

REPURCHASE AGREEMENT 4.38%

Repurchase Agreement dated 2/28/2020, 0.85% due 3/2/2020 with Fixed Income Clearing Corp. collateralized by $12,265,000 of U.S. Treasury Note at 2.625% due 6/15/2021; value: $12,551,621; proceeds: $12,306,259 (cost $12,305,388)					12,305	12,305,388
Total Short-Term Investments (cost $38,706,168)						38,880,763
Total Investments in Securities 113.81% (cost $315,091,704)						320,070,800
Liabilities in Excess of Cash and Other Assets(n) (13.81%)						(38,845,396)
Net Assets 100.00%						$281,225,404

CAD	Canadian dollar.
EUR	Euro.
JPY	Japanese yen.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 29, 2020, the total value of Rule 144A securities was $101,384,486, which represents 36.05% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2020.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Securities purchased on a when-issued basis.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2020

(e)	Foreign security traded in U.S. dollars.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted (non-income producing security).
(h)	Interest rate to be determined.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 29, 2020.
(j)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(l)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(m)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(n)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures and swaps contracts as follows:

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at February 29, 2020 (1):

Referenced Index	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.HY.33(4)(5)	Credit Suisse	5.00%	12/20/2024	$5,494,500	$5,774,634	$310,727	$(30,593)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.

(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $(30,593).
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Credit Default Swaps on Indexes - Sell Protection at February 29, 2020(1):

Referenced Index*	Swap Counterparty	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CDX. CMBX.NA.BBB-11	Morgan Stanley	3.00%	11/18/2054	$1,165,000	$1,117,443	$(27,215)	$(20,342)	$(47,557)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2020

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage- backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $(20,342).
(4)	Includes upfront payments paid.

Open Forward Foreign Currency Exchange Contracts at February 29, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Bank of America	3/13/2020	164,000	$124,422	$122,185	$2,237

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	Barclays Bank plc	5/12/2020	197,000	$216,216	$218,368	$(2,152)
Japanese yen	Sell	Morgan Stanley	4/13/2020	1,219,850,000	11,191,593	11,334,326	(142,733)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(144,885)

Open Futures Contracts at February 29, 2020:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
U.S. 10-Year Ultra Treasury Bond	June 2020	85	Long		$12,580,150		$12,768,593	$188,443
U.S. 2-Year Treasury Note	June 2020	45	Long		9,793,907		9,824,766	30,859
U.S. 5-Year Treasury Note	June 2020	79	Long		9,607,820		9,697,250	89,430
U.S. Ultra Treasury Bond	June 2020	8	Long		1,612,076		1,660,000	47,924
Total Unrealized Appreciation on Open Futures Contracts								$356,656

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro- Schatz	March 2020	1	Short	EUR	(111,988)	EUR	(112,315)	$(361)
U.S. 5-Year Treasury Note	June 2020	2	Short	CAD	(249,076)	CAD	(250,580)	(1,120)
Total Unrealized Depreciation on Open Futures Contracts								$(1,481)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2020

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund's investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$—	$17,047,439	$937,793	$17,985,232
Remaining Industries	—	31,973,754	—	31,973,754
Corporate Bonds	—	90,999,565	—	90,999,565
Floating Rate Loans
Computer Software	—	—	306,296	306,296
Wholesale	—	—	191,700	191,700
Remaining Industries	—	2,346,462	—	2,346,462
Foreign Government Obligations	—	7,111,251	—	7,111,251
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	188,150	—	188,150
Government Sponsored Enterprises Pass-Throughs	—	49,632,641	—	49,632,641
Municipal Bonds	—	1,700,670	—	1,700,670
Non-Agency Commercial Mortgage-Backed Securities	—	30,517,909	2,355,770	32,873,679
U.S. Treasury Obligations	—	45,880,637	—	45,880,637
Short-Term Investments
Foreign Government Obligations	—	11,311,116	—	11,311,116
Repurchase Agreement	—	12,305,388	—	12,305,388
U.S. Treasury Obligations	—	15,264,259	—	15,264,259
Total	$—	$316,279,241	$3,791,559	$320,070,800
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(30,593)	—	(30,593)
Credit Default Swap Contracts
Assets	—	—	—	—
Liabilities	—	(47,557)	—	(47,577)
Forward Foreign Currency Exchange Contracts
Assets	—	2,237	—	2,237
Liabilities	—	(144,885)	—	(144,885)
Futures Contracts
Assets	356,656	—	—	356,656
Liabilities	(1,481)	—	—	(1,481)
Total	$355,175	$(220,798)	$—	$134,377

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 29, 2020

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Non-Agency Commercial Mortgage-Backed Securities	Floating Rate Loans
Balance as of December 1, 2019	$1,125,658	$2,619,445	$—
Accrued Discounts (Premiums)	376	89	505
Realized Gain (Loss)	18,965	—	—
Change in Unrealized Appreciation (Depreciation)	(21,391)	15,866	3,268
Purchases	821,888	—	112,429
Sales	(500,000)	—	—
Transfers into Level 3	—	—	381,794
Transfers out of Level 3	(507,703)	(279,630)	—
Balance as of February 29, 2020	$937,793	$2,355,770	$497,996
Change in unrealized appreciation/depreciation for the period ended February 29, 2020, related to Level 3 investments held at February 29, 2020	$2,286	$15,866	$3,268

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 93.44%

ASSET-BACKED SECURITIES 1.20%

Automobiles 0.63%

Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	$56	$56,774

Other 0.57%

Ford Credit Floorplan Master Owner Trust 2015-5 A1	2.42%	8/15/2022	25	25,110
Hardee's Funding LLC 2018-1A A2II†	4.959%	6/20/2048	25	25,882
Total				50,992
Total Asset-Backed Securities (cost $106,849)				107,766

CORPORATE BONDS 88.08%

Aerospace/Defense 0.22%

Lockheed Martin Corp.	7.75%	5/1/2026	15	19,842

Air Transportation 0.13%

American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024	11	11,603

Automotive 1.24%

Ford Motor Co.	7.45%	7/16/2031	37	41,995
General Motors Co.	6.75%	4/1/2046	59	69,527
Total				111,522

Banks: Regional 14.49%

Bank of America Corp.	3.593%(3 Mo. LIBOR + 1.37%) #	7/21/2028	195	213,064
Bank of Montreal (Canada)(a)	3.803%(5 Yr. Swap rate + 1.43%) #	12/15/2032	20	21,572
Citigroup, Inc.	2.666% (SOFR + 1.15%) #	1/29/2031	30	30,803
Citigroup, Inc.	3.668%(3 Mo. LIBOR + 1.39%) #	7/24/2028	165	180,852
Comerica, Inc.	4.00%	2/1/2029	30	34,016
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037	43	61,675
HSBC USA, Inc.	9.30%	6/1/2021	23	25,039
JPMorgan Chase & Co.	8.00%	4/29/2027	45	61,686

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

JPMorgan Chase & Co.	3.782%(3 Mo. LIBOR + 1.34%) #	2/1/2028	$77	$85,311
JPMorgan Chase & Co.	3.96%(3 Mo. LIBOR + 1.25%) #	1/29/2027	25	27,789
Macquarie Bank Ltd. (Australia)†(a)	6.625%	4/7/2021	60	63,079
Macquarie Group Ltd. (Australia)†(a)	4.654%(3 Mo. LIBOR + 1.73%) #	3/27/2029	22	25,437
Morgan Stanley	3.875%	1/27/2026	76	84,113
Morgan Stanley	4.431%(3 Mo. LIBOR + 1.63%) #	1/23/2030	39	45,323
Santander UK plc (United Kingdom)(a)	7.95%	10/26/2029	23	30,966
State Street Corp.	3.031% (SOFR + 1.49%) #	11/1/2034	50	53,350
Toronto-Dominion Bank (The) (Canada)(a)	3.625%(5 Yr. Swap rate + 2.21%) #	9/15/2031	62	67,538
Webster Financial Corp.	4.10%	3/25/2029	14	15,805
Wells Fargo & Co.	4.65%	11/4/2044	8	9,749
Wells Fargo Capital X	5.95%	12/1/2086	56	73,211
Westpac Banking Corp. (Australia)(a)	2.65%	1/16/2030	25	26,150
Westpac Banking Corp. (Australia)(a)	4.11%(5 Yr Treasury Constant Maturity Rate + 2.00%) #	7/24/2034	19	20,817
Westpac Banking Corp. (Australia)(a)	4.322%(5 Yr. Swap rate + 2.24%) #	11/23/2031	37	40,607
Total				1,297,952

Beverages 1.47%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	2/1/2036	48	57,239
Anheuser-Busch InBev Worldwide, Inc.	8.20%	1/15/2039	45	74,203
Total				131,442

Building Materials 1.63%

Boral Finance Pty Ltd. (Australia)†(a)	3.00%	11/1/2022	8	8,218
Carrier Global Corp.†	3.577%	4/5/2050	3	3,085
Johnson Controls International plc	5.00%	3/30/2020	26	26,066
Martin Marietta Materials, Inc.	2.333%(3 Mo. LIBOR + .65%) #	5/22/2020	42	42,045
Owens Corning, Inc.	4.30%	7/15/2047	34	36,501

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials (continued)

Vulcan Materials Co.	2.23%(3 Mo. LIBOR + .65%) #	3/1/2021	$20	$20,068
Vulcan Materials Co.	2.494%(3 Mo. LIBOR + .60%) #	6/15/2020	10	10,008
Total				145,991

Business Services 0.58%

PayPal Holdings, Inc.	2.85%	10/1/2029	45	47,337
Pepperdine University	3.301%	12/1/2059	4	4,632
Total				51,969

Chemicals 0.17%

Albemarle Corp.†	2.742%(3 Mo. LIBOR + 1.05) #	11/15/2022	15	15,035

Computer Hardware 1.76%

Apple, Inc.	4.45%	5/6/2044	60	77,743
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	35	41,018
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	15	20,406
Leidos Holdings, Inc.	5.95%	12/1/2040	15	18,198
Total				157,365

Computer Software 0.83%
Oracle Corp.	6.125%	7/8/2039	50	74,444

Drugs 5.27%

AbbVie, Inc.†	4.25%	11/21/2049	60	67,937
AbbVie, Inc.	4.70%	5/14/2045	15	17,717
AbbVie, Inc.	4.875%	11/14/2048	15	18,487
AstraZeneca plc (United Kingdom)(a)	2.357%(3 Mo. LIBOR + .67%) #	8/17/2023	50	50,135
AstraZeneca plc (United Kingdom)(a)	2.511%(3 Mo. LIBOR + .62%) #	6/10/2022	30	30,115
AstraZeneca plc (United Kingdom)(a)	6.45%	9/15/2037	15	22,195
Bayer Corp.†	6.65%	2/15/2028	28	35,354
Cigna Corp.†	4.80%	7/15/2046	20	24,128
Cigna Corp.†	6.125%	11/15/2041	27	36,948
CVS Health Corp.	4.30%	3/25/2028	63	70,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs (continued)

CVS Health Corp.	4.78%	3/25/2038	$20	$23,615
CVS Health Corp.	5.05%	3/25/2048	35	43,138
Express Scripts Holding Co.	2.213%(3 Mo. LIBOR + .75%) #	11/30/2020	32	32,006
Total				472,325

Electric: Power 10.88%

Appalachian Power Co.	7.00%	4/1/2038	27	41,401
Ausgrid Finance Pty Ltd. (Australia)†(a)	4.35%	8/1/2028	16	18,103
Avista Corp.	4.35%	6/1/2048	21	27,072
Cleco Corporate Holdings LLC	4.973%	5/1/2046	8	9,790
Cleco Power LLC	6.00%	12/1/2040	20	26,768
Dominion Energy South Carolina, Inc.	6.05%	1/15/2038	7	10,156
Dominion Energy, Inc.	7.00%	6/15/2038	22	32,196
DTE Energy Co.	6.375%	4/15/2033	20	27,653
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	28	28,657
El Paso Electric Co.	5.00%	12/1/2044	5	6,291
El Paso Electric Co.	6.00%	5/15/2035	15	20,012
Emera US Finance LP	4.75%	6/15/2046	25	29,409
Entergy Arkansas LLC	4.95%	12/15/2044	27	29,544
Entergy Corp.	5.125%	9/15/2020	25	25,229
Entergy Louisiana LLC	4.00%	3/15/2033	5	6,045
Entergy Texas, Inc.	4.00%	3/30/2029	5	5,804
Exelon Generation Co. LLC	5.60%	6/15/2042	41	48,985
FirstEnergy Transmission LLC†	4.55%	4/1/2049	5	6,290
Georgia Power Co.	4.75%	9/1/2040	22	27,166
Interstate Power & Light Co.	3.50%	9/30/2049	15	16,750
Interstate Power & Light Co.	3.60%	4/1/2029	6	6,775
Interstate Power & Light Co.	4.70%	10/15/2043	10	12,228
Mississippi Power Co.	2.597%(3 Mo. LIBOR + .65%) #	3/27/2020	16	16,008
Mississippi Power Co.	4.25%	3/15/2042	25	28,835
New York State Electric & Gas Corp.†	3.30%	9/15/2049	12	12,458
NRG Energy, Inc.†	4.45%	6/15/2029	15	16,230
Oglethorpe Power Corp.	5.95%	11/1/2039	32	40,884
Ohio Edison Co.	8.25%	10/15/2038	23	40,072
Oklahoma Gas & Electric Co.	3.30%	3/15/2030	19	20,760
Oklahoma Gas & Electric Co.	5.25%	5/15/2041	25	32,276
Pennsylvania Electric Co.†	3.60%	6/1/2029	7	7,819
PPL Electric Utilities Corp.	5.20%	7/15/2041	23	30,271
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(a)	5.375%	5/1/2021	20	20,642

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

Progress Energy, Inc.	7.75%	3/1/2031	$18	$26,475
Public Service Co. of Oklahoma	6.625%	11/15/2037	20	29,954
Puget Energy, Inc.	3.65%	5/15/2025	12	12,895
Puget Energy, Inc.	5.625%	7/15/2022	14	15,103
Puget Energy, Inc.	6.00%	9/1/2021	10	10,677
Puget Sound Energy, Inc.	5.764%	7/15/2040	18	24,993
San Diego Gas & Electric Co.	1.914%	2/1/2022	4	4,273
SCANA Corp.	4.125%	2/1/2022	15	15,509
SCANA Corp.	4.75%	5/15/2021	4	4,099
Sempra Energy	4.00%	2/1/2048	25	27,715
Southwestern Public Service Co.	4.50%	8/15/2041	25	32,074
Tampa Electric Co.	6.15%	5/15/2037	7	10,023
TransAlta Corp. (Canada)(a)	4.50%	11/15/2022	31	32,046
Total				974,415

Electrical Equipment 0.56%

Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	48	50,376

Electronics 0.44%

Trimble, Inc.	4.75%	12/1/2024	24	26,783
Trimble, Inc.	4.90%	6/15/2028	11	12,477
Total				39,260

Financial Services 2.89%

Affiliated Managers Group, Inc.	3.50%	8/1/2025	11	11,898
Aircastle Ltd.	4.25%	6/15/2026	27	29,029
Ally Financial, Inc.	8.00%	11/1/2031	28	38,813
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.125%	10/1/2023	7	7,509
Brightsphere Investment Group, Inc.	Zero Coupon	7/27/2026	26	28,432
E*TRADE Financial Corp.	3.80%	8/24/2027	9	9,954
E*TRADE Financial Corp.	4.50%	6/20/2028	9	10,455
International Lease Finance Corp.	8.25%	12/15/2020	18	18,869
International Lease Finance Corp.	8.625%	1/15/2022	15	16,739
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	23	25,576
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	11	12,459
Park Aerospace Holdings Ltd. (Ireland)†(a)	5.50%	2/15/2024	45	49,521
Total				259,254

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food 0.56%

Campbell Soup Co.	2.524%(3 Mo. LIBOR + .63%) #	3/15/2021	$50	$50,055

Health Care Products 0.56%

Zimmer Biomet Holdings, Inc.	2.653%(3 Mo. LIBOR + .75%) #	3/19/2021	30	30,006
Zimmer Biomet Holdings, Inc.	5.75%	11/30/2039	16	20,127
Total				50,133

Health Care Services 4.25%

CommonSpirit Health	3.347%	10/1/2029	43	45,683
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	19	21,093
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	14	15,040
HCA, Inc.	5.50%	6/15/2047	38	45,236
Kaiser Foundation Hospitals	4.15%	5/1/2047	10	12,619
Mount Sinai Hospitals Group, Inc.	3.737%	7/1/2049	26	29,268
New York and Presbyterian Hospital (The)	3.954%	8/20/2119	30	36,416
Northwell Healthcare, Inc.	3.979%	11/1/2046	27	31,378
NYU Langone Hospitals	4.368%	7/1/2047	22	27,333
NYU Langone Hospitals	4.784%	7/1/2044	7	9,124
UnitedHealth Group, Inc.	6.875%	2/15/2038	48	73,306
Universal Health Services, Inc.†	4.75%	8/1/2022	34	34,153
Total				380,649

Household Equipment/Products 0.10%

Newell Brands, Inc.	3.85%	4/1/2023	9	9,361

Insurance 4.81%

Aon plc (United Kingdom)(a)	3.875%	12/15/2025	19	21,126
Assurant, Inc.	3.70%	2/22/2030	17	17,937
Berkshire Hathaway Finance Corp.	4.25%	1/15/2049	42	52,595
CNO Financial Group, Inc.	5.25%	5/30/2025	50	56,670
Global Atlantic Fin Co.†	4.40%	10/15/2029	20	21,170
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	9	10,189
Lincoln National Corp.	6.30%	10/9/2037	25	35,413
New York Life Insurance Co.†	4.45%	5/15/2069	30	37,914
Protective Life Corp.	8.45%	10/15/2039	25	41,345
Securian Financial Group, Inc.†	4.80%	4/15/2048	16	21,835

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance (continued)

Selective Insurance Group, Inc.	5.375%	3/1/2049	$14	$18,509
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	40	52,880
Transatlantic Holdings, Inc.	8.00%	11/30/2039	9	15,022
Unum Group	5.75%	8/15/2042	23	28,034
Total				430,639

Leasing 0.42%

GATX Corp.	4.55%	11/7/2028	28	32,131
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.45%	7/1/2024	5	5,347
Total				37,478

Leisure 0.86%

Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	2	2,055
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	47	50,585
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	19	24,636
Total				77,276

Lodging 0.35%

Las Vegas Sands Corp.	3.90%	8/8/2029	30	31,762

Machinery: Agricultural 1.73%

Altria Group, Inc.	5.95%	2/14/2049	40	50,858
BAT Capital Corp.	3.222%	8/15/2024	20	21,015
BAT Capital Corp.	3.557%	8/15/2027	3	3,169
BAT Capital Corp.	4.39%	8/15/2037	34	35,926
Reynolds American, Inc.	4.85%	9/15/2023	40	44,270
Total				155,238

Machinery: Industrial/Specialty 0.99%

CNH Industrial Capital LLC	4.375%	4/5/2022	13	13,683
CNH Industrial Capital LLC	4.875%	4/1/2021	5	5,170
Kennametal, Inc.	4.625%	6/15/2028	12	13,453
nVent Finance Sarl (Luxembourg)(a)	4.55%	4/15/2028	25	27,540
Westinghouse Air Brake Technologies Corp.	4.95%	9/15/2028	25	28,451
Total				88,297

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Manufacturing 1.86%

Carlisle Cos., Inc.	2.75%	3/1/2030	$11	$11,027
General Electric Co.	5.00%(3 Mo. LIBOR + 3.33%) #	4/15/2020	70	68,215
General Electric Co.	6.15%	8/7/2037	43	56,424
Pentair Finance Sarl (Luxembourg)(a)	3.15%	9/15/2022	30	30,537
Total				166,203

Media 3.71%

Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045	62	79,847
Comcast Corp.	4.95%	10/15/2058	63	86,201
Cox Communications, Inc.†	8.375%	3/1/2039	23	37,513
Fox Corp.†	5.476%	1/25/2039	20	25,675
NBCUniversal Enterprise, Inc.†	5.25%	4/1/2021)	100	102,864
Total				332,100

Metal Fabricating 0.32%

Valmont Industries, Inc.	5.25%	10/1/2054	25	28,441

Metals & Minerals: Miscellaneous 0.41%

Glencore Finance Canada Ltd. (Canada)†(a)	5.55%	10/25/2042	19	21,663
Southern Copper Corp. (Peru)(a)	5.875%	4/23/2045	12	15,346
Total				37,009

Natural Gas 2.14%

National Fuel Gas Co.	3.95%	9/15/2027	8	8,441
National Fuel Gas Co.	4.90%	12/1/2021	16	16,736
National Fuel Gas Co.	5.20%	7/15/2025	2	2,241
National Fuel Gas Co.	7.395%	3/30/2023	15	17,257
NiSource, Inc.	5.95%	6/15/2041	25	34,573
Piedmont Natural Gas Co., Inc.	3.64%	11/1/2046	25	27,383
Piedmont Natural Gas Co., Inc.	4.10%	9/18/2034	19	22,628
Southern Star Central Corp.†	5.125%	7/15/2022	21	21,280
Southwest Gas Corp.	4.15%	6/1/2049	26	31,450
WGL Holdings, Inc.	2.437%(3 Mo. LIBOR + .55%) #	3/12/2020	10	10,001
Total				191,990

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 5.23%

Andeavor LLC	5.375%	10/1/2022	$3	$3,031
Apache Corp.	5.10%	9/1/2040	20	20,020
Canadian Natural Resources Ltd. (Canada)(a)	7.20%	1/15/2032	31	42,960
Cimarex Energy Co.	4.375%	3/15/2029	14	14,543
Continental Resources, Inc.	4.90%	6/1/2044	22	18,962
Continental Resources, Inc.	5.00%	9/15/2022	43	42,952
Eni USA, Inc.	7.30%	11/15/2027	22	29,308
Equinor ASA (Norway)(a)	7.15%	11/15/2025	26	33,244
Helmerich & Payne, Inc.	4.65%	3/15/2025	40	44,508
Hess Corp.	5.60%	2/15/2041	20	21,648
Hess Corp.	5.80%	4/1/2047	14	15,526
Occidental Petroleum Corp.	6.95%	7/1/2024	20	23,501
Occidental Petroleum Corp.	7.875%	9/15/2031	28	36,665
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	31	29,944
Suncor Energy Ventures Corp. (Canada)†(a)	4.50%	4/1/2022	5	5,184
Suncor Energy Ventures Corp. (Canada)†(a)	9.40%	9/1/2021	5	5,516
Suncor Energy, Inc. (Canada)(a)	7.875%	6/15/2026	23	30,455
Valero Energy Corp.	7.50%	4/15/2032	2	2,775
Valero Energy Corp.	8.75%	6/15/2030	4	5,684
Valero Energy Corp.	10.50%	3/15/2039	24	41,723
Total				468,149

Oil: Crude Producers 3.74%

Enbridge Energy Partners LP	7.50%	4/15/2038	28	42,985
Energy Transfer Operating LP	4.05%	3/15/2025	14	15,008
Energy Transfer Operating LP	5.875%	1/15/2024	10	11,217
Energy Transfer Operating LP	7.60%	2/1/2024	10	11,780
Gulfstream Natural Gas System LLC†	4.60%	9/15/2025	15	16,477
Midwest Connector Capital Co. LLC†	3.90%	4/1/2024	42	44,593
Mplx LP	2.985%(3 Mo. LIBOR + 1.10%) #	9/9/2022	25	25,094
Mplx LP†	5.25%	1/15/2025	35	36,885
Mplx LP†	6.25%	10/15/2022	28	28,589
NGPL PipeCo LLC†	4.875%	8/15/2027	33	35,788
Sabine Pass Liquefaction LLC	5.875%	6/30/2026	58	66,842
Total				335,258

Oil: Integrated Domestic 1.79%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	3.337%	12/15/2027	13	13,686
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	4.08%	12/15/2047	42	44,540

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic (continued)

Halliburton Co.	7.45%	9/15/2039	$31	$44,229
National Oilwell Varco, Inc.	3.95%	12/1/2042	33	31,404
Schlumberger Holdings Corp.†	3.75%	5/1/2024	25	26,732
Total				160,591

Real Estate Investment Trusts 4.43%

American Homes 4 Rent LP	4.25%	2/15/2028	13	14,356
EPR Properties	4.95%	4/15/2028	39	44,393
Equinix, Inc.	5.375%	5/15/2027	50	53,963
Equinix, Inc.	5.875%	1/15/2026	8	8,470
Goodman US Finance Three LLC†	3.70%	3/15/2028	28	30,027
Healthcare Realty Trust, Inc.	3.625%	1/15/2028	5	5,451
Healthcare Realty Trust, Inc.	3.75%	4/15/2023	15	15,816
Healthcare Realty Trust, Inc.	3.875%	5/1/2025	31	33,694
Healthcare Trust of America Holdings LP	3.10%	2/15/2030	10	10,463
Kimco Realty Corp.	3.70%	10/1/2049	20	21,491
SL Green Operating Partnership LP	3.25%	10/15/2022	30	31,189
SL Green Realty Corp.	4.50%	12/1/2022	22	23,501
Spirit Realty LP	3.40%	1/15/2030	20	21,363
VEREIT Operating Partnership LP	4.875%	6/1/2026	25	28,558
WEA Finance LLC†	2.875%	1/15/2027	42	43,405
Weyerhaeuser Co.	8.50%	1/15/2025	8	10,382
Total				396,522

Retail 1.88%

Alimentation Couche-Tard, Inc. (Canada)†(a)	2.95%	1/25/2030	20	20,610
Dollar Tree, Inc.	4.20%	5/15/2028	25	27,983
McDonald's Corp.	6.30%	10/15/2037	43	61,156
Walgreens Boots Alliance, Inc.	3.80%	11/18/2024	55	58,807
Total				168,556

Steel 0.18%

Steel Dynamics, Inc.	5.00%	12/15/2026	15	15,940

Telecommunications 2.85%

AT&T, Inc.	3.067%(3 Mo. LIBOR + 1.18%) #	6/12/2024	55	55,682
AT&T, Inc.	6.25%	3/29/2041	72	97,237
Verizon Communications, Inc.	2.792%(3 Mo. LIBOR + 1.10%) #	5/15/2025	100	102,275
Total				255,194

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous 2.03%

Burlington Northern Santa Fe LLC	5.75%	5/1/2040	$46	$65,153
Canadian National Railway Co. (Canada)(a)	7.375%	10/15/2031	7	10,192
Canadian Pacific Railway Co. (Canada)(a)	7.125%	10/15/2031	18	26,351
Canadian Pacific Railway Co. (Canada)(a)	9.45%	8/1/2021	10	11,100
CSX Corp.	6.00%	10/1/2036	25	34,282
CSX Transportation, Inc.	7.875%	5/15/2043	8	12,937
Kansas City Southern	4.20%	11/15/2069	18	21,874
Total				181,889

Utilities 0.32%

Aquarion Co.†	4.00%	8/15/2024	18	19,381
Essential Utilities, Inc.	3.566%	5/1/2029	8	8,858
Total				28,239
Total Corporate Bonds (cost $7,384,292)				7,889,764

MUNICIPAL BONDS 1.76%

Miscellaneous

California	7.60%	11/1/2040	10	17,697
California State University	3.899%	11/1/2047	25	31,367
Chicago, IL	6.314%	1/1/2044	15	19,746
Illinois	5.10%	6/1/2033	5	5,855
Los Angeles Unif Sch Dist, CA	5.75%	7/1/2034	25	34,257
Miami-Dade Cnty, FL	4.28%	10/1/2041	25	28,686
State of Illinois	4.95%	6/1/2023	4	4,617
University of California Bond of Regents(b)	3.006%	5/15/2050	15	15,257
Total Municipal Bonds (cost $142,426)				157,482

U.S. TREASURY OBLIGATIONS 2.40%

U.S. Treasury Inflation Indexed Note(c)	0.50%	4/15/2024	38	38,967
U.S. Treasury Note	1.125%	2/28/2022	13	13,061
U.S. Treasury Note	1.125%	2/28/2025	101	102,035
U.S. Treasury Note	1.375%	1/31/2022	60	60,539
Total U.S. Treasury Obligations (cost $212,052)				214,602
Total Long- Term Investments (cost $7,845,619)				8,369,614

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND February 29, 2020

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 7.04%

REPURCHASE AGREEMENT

Repurchase Agreement dated 2/28/2020, 0.85% due 3/2/2020 with Fixed Income Clearing Corp. collateralized by $630,000 of U.S. Treasury Note at 2.625% due 06/15/2021; value: $644,722; proceeds: $630,887 (cost $630,842)	$631	$630,842
Total Investments in Securities 100.48% (cost $8,476,461)		9,000,456
Liabilities in Excess of Cash and Other Assets(d) (0.48%)		(43,198)
Net Assets 100.00%		$8,957,258

LIBOR	London Interbank Offered Rate.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 29, 2020, the total value of Rule 144A securities was $1,303,405, which represents 14.55% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2020.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis.
(c)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(d)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at February 29, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2020	2	Long	$433,992	$436,656	$2,664
U.S. 5-Year Treasury Note	June 2020	14	Long	1,702,651	1,718,500	15,849
U.S. Ultra Treasury Bond	June 2020	1	Long	201,510	207,500	5,990
Total Unrealized Appreciation on Open Futures Contracts						$24,503

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2020	8	Short	$(1,061,486)	$(1,078,000)	$(16,514)
U.S. Long Bond	June 2020	2	Short	(331,503)	(340,500)	(8,997)
Total Unrealized Depreciation on Open Futures Contracts						$(25,511)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND February 29, 2020

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund's investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$107,766	$—	$107,766
Corporate Bonds	—	7,889,764	—	7,889,764
Municipal Bonds	—	157,482	—	157,482
U.S. Treasury Obligations	—	214,602	—	214,602
Short-Term Investment
Repurchase Agreement	—	630,842	—	630,842
Total	$—	$9,000,456	$—	$9,000,456
Other Financial Instruments
Futures Contracts
Assets	$24,503	$—	$—	$24,503
Liabilities	(25,511)	—	—	(25,511)
Total	$(1,008)	$—	$—	$(1,008)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 98.19%

ASSET-BACKED SECURITIES 1.65%

Other
AMMC CLO 15 Ltd. 2014-15A DRR†	5.231%(3 Mo. LIBOR + 3.40%)	#	1/15/2032	$2,986	$2,954,431
Apidos CLO XXXII 2019-32A D†	Zero Coupon	#(a)	1/20/2033	4,954	4,862,182
Bain Capital Credit CLO 2018-1A E†	7.156%(3 Mo. LIBOR + 5.35%)	#	4/23/2031	1,000	892,315
Battalion CLO VII Ltd. 2014-7A CRR†	4.766%(3 Mo. LIBOR + 2.93%)	#	7/17/2028	2,169	2,147,031
Benefit Street Partners CLO XIX Ltd. 2019-19A D†	Zero Coupon	#(a)	1/15/2033	5,352	5,362,891
BlueMountain CLO Ltd. 2018-3A E†	7.744	%#	10/25/2030	4,500	4,033,375
CARLYLE US CLO Ltd. 2019-4A C††	5.878%(3 Mo. LIBOR+ 4.00%)	#	1/15/2033	7,033	6,881,543
Cedar Funding VII CLO Ltd. 2018-7A D†	4.369%(3 Mo. LIBOR + 2.55%)	#	1/20/2031	5,000	4,748,752
Cent CLO Ltd. 2014-21A CR2†	4.994%(3 Mo. LIBOR + 3.20%)	#	7/27/2030	5,864	5,765,223
CIFC Funding Ltd. 2019-6A D†	Zero Coupon	#(a)	1/16/2033	2,639	2,641,184
Jamestown CLO VII Ltd. 2015-7A CR†	4.394%(3 Mo. LIBOR + 2.60%)	#	7/25/2027	5,000	4,937,500
KKR CLO Ltd-15 DR†	4.969%(3 Mo. LIBOR + 3.15%)	#	1/18/2032	3,264	3,187,950
KKR CLO Ltd. 22A E†	7.819%(3 Mo. LIBOR + 6.00%)	#	7/20/2031	4,700	4,364,395
KKR CLO Ltd. 28A D†(b)	Zero Coupon	#(a)	3/15/2031	5,750	5,739,935
Madison Park Funding XXXVI Ltd. 2019-36A D†	3.75%(3 Mo. LIBOR + 3.75%)	#	1/15/2033	12,379	12,260,175
Mariner CLO LLC 2015-1A DR†	5.469%(3 Mo. LIBOR + 3.65%)	#	4/20/2029	2,723	2,705,557
Mariner CLO Ltd. 2017-4A D†	4.844%(3 Mo. LIBOR + 3.05%)	#	10/26/2029	7,052	6,808,679
Mariner CLO Ltd. 2018-5A E†	7.444%(3 Mo. LIBOR + 5.65%)	#	4/25/2031	1,050	972,454
Neuberger Berman Loan Advisers CLO Ltd. 2019-35A D†	5.603%(3 Mo. LIBOR+ 3.70%)	#	1/19/2033	4,722	4,570,437
Northwoods Capital 20 Ltd. 2019-20A D†	6.151%(3 Mo. LIBOR + 4.25%)	#	1/25/2030	10,284	10,315,749
OCP CLO Ltd. 2014-6A DR†	8.356%(3 Mo. LIBOR + 6.52%)	#	10/17/2030	9,600	8,973,409
OCP CLO Ltd. 2016-12A CR†	4.819%(3 Mo. LIBOR + 3.00%)	#	10/18/2028	7,250	7,186,263
Octagon Investment Partners 39 Ltd. 2018-3A D†	4.769%(3 Mo. LIBOR + 2.95%)	#	10/20/2030	2,639	2,594,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

Palmer Square Loan Funding Ltd. 2018-1A D†	5.781%(3 Mo. LIBOR + 3.95%)	#	4/15/2026	$5,000		$4,759,149
Regatta VI Funding Ltd. 2016-1A DR†	4.519%(3 Mo. LIBOR + 2.70%)	#	7/20/2028	2,534		2,504,225
Regatta XVI Funding Ltd. 2019-2A D†	5.803%(3 Mo. LIBOR+ 3.90%)	#	1/15/2033	4,676		4,686,077
Sound Point CLO II Ltd. 2013-1A B1R†	4.494%(3 Mo. LIBOR + 2.70%)	#	1/26/2031	3,750		3,488,408
Sound Point CLO XI Ltd. 2016-1A DR†	4.769%(3 Mo. LIBOR + 2.95%)	#	7/20/2028	8,160		8,121,784
Thayer Park CLO Ltd. 2017-1A D†	7.919%(3 Mo. LIBOR + 6.10%)	#	4/20/2029	1,600		1,555,275
THL Credit Wind River CLO Ltd. 2018-3A D†	4.769%(3 Mo. LIBOR + 2.95%)	#	1/20/2031	8,478		7,753,230
York CLO-5 Ltd. 2018-1A E†	7.812	%#	10/22/2031	2,750		2,625,805
York CLO-7 Ltd. 2019-2A D†	5.592%(3 Mo. LIBOR + 3.80%)	#	1/22/2033	4,250		4,173,659
Total Asset-Backed Securities (cost $158,359,537)						154,573,792

				Shares (000)
COMMON STOCKS 0.19%

Gaming/Leisure 0.00%

Templar Energy LLC Class A Units				747		59,755	(c)

Information Technology 0.00%

Avaya Holdings Corp.*				—	(d)	1,814

Media/Telecommunications 0.19%

Clear Channel Outdoor Holdings, Inc.*				2,571		5,322,856
iHeartMedia, Inc. Class A*				837		12,651,346
Total						17,974,202

Retail 0.00%

Toms Shoes LLC				11		—	(e)
Total Common Stocks (cost $35,428,572)						18,035,771

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
CONVERTIBLE BONDS 0.59%

Financial 0.10%

JPMorgan Chase Bank NA†	0.125%	1/1/2023		$9,019	9,678,514

Healthcare 0.10%

Canopy Growth Corp.†(f)	4.25%	7/15/2023	CAD	14,268	9,261,311

Information Technology 0.09%

SunPower Corp.	4.00%	1/15/2023		$9,149	8,314,154

Manufacturing 0.12%

Patrick Industries, Inc.	1.00%	2/1/2023		11,560	11,121,002

Transportation 0.18%

Scorpio Tankers, Inc. (Monaco)(g)	3.00%	5/15/2022		10,250	9,876,545
Winnebago Industries, Inc.†	1.50%	4/1/2025		6,780	7,267,757
Total					17,144,302
Total Convertible Bonds (cost $56,350,433)					55,519,283

CORPORATE BONDS 7.10%

Aerospace 0.14%

Spirit AeroSystems, Inc.	4.60%	6/15/2028		3,486	3,463,994
Triumph Group, Inc.	7.75%	8/15/2025		9,713	9,644,183
Total					13,108,177

Consumer Non-Durables 0.25%

Mattel, Inc.†	5.875%	12/15/2027		13,253	13,873,903
Revlon Consumer Products Corp.	5.75%	2/15/2021		11,115	9,806,209
Total					23,680,112

Energy 0.60%

Buckeye Partners LP	6.375%(3 Mo. LIBOR + 4.02%) #	1/22/2078		11,884	9,548,022
Callon Petroleum Co.	6.125%	10/1/2024		5,139	4,085,505
Callon Petroleum Co.	6.375%	7/1/2026		4,684	3,655,148

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy (continued)

FTS International, Inc.	6.25%	5/1/2022	$5,978	$3,988,450
Laredo Petroleum, Inc.	9.50%	1/15/2025	9,713	7,005,501
Laredo Petroleum, Inc.	10.125%	1/15/2028	14,568	10,487,139
MEG Energy Corp. (Canada)†(g)	7.00%	3/31/2024	5,636	5,351,861
MEG Energy Corp. (Canada)†(g)	7.125%	2/1/2027	8,769	8,352,472
Oasis Petroleum, Inc.	6.875%	3/15/2022	4,855	3,823,312
Total				56,297,410

Financial 1.18%

Acrisure LLC/Acrisure Finance, Inc.†	7.00%	11/15/2025	14,465	14,171,216
Advisor Group Holdings, Inc.†	10.75%	8/1/2027	3,922	4,139,073
AG Issuer LLC†	6.25%	3/1/2028	8,098	8,077,755
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	40,115	39,488,203
Nationstar Mortgage Holdings, Inc.†	6.00%	1/15/2027	7,281	7,410,274
Navient Corp.	5.00%	3/15/2027	24,290	23,554,013
WeWork Cos., Inc.†	7.875%	5/1/2025	16,569	13,462,147
Total				110,302,681

Food & Drug 0.34%

Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	11,076	11,048,199
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.†	6.50%	4/15/2029	19,163	20,821,558
Total				31,869,757

Food/Tobacco 0.24%

FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(g)	5.625%	8/15/2026	9,600	8,588,664
Sigma Holdco BV (Netherlands)†(g)	7.875%	5/15/2026	14,100	13,844,085
Total				22,432,749

Forest Products 0.12%

Mauser Packaging Solutions Holding Co.†	7.25%	4/15/2025	11,429	11,105,331

Gaming/Leisure 0.09%

Scientific Games International, Inc.†	7.00%	5/15/2028	8,640	8,434,584

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Healthcare 0.63%

AHP Health Partners, Inc.†	9.75%	7/15/2026			$9,228	$10,084,797
Air Medical Group Holdings, Inc.†	6.375%	5/15/2023			2,662	2,549,970
Radiology Partners, Inc.†	9.25%	2/1/2028			14,572	14,681,290
Surgery Center Holdings, Inc.†	10.00%	4/15/2027			16,233	17,780,776
US Renal Care, Inc.†	10.625%	7/15/2027			13,929	14,142,775
Total						59,239,608

Housing 0.38%

Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. (Canada)†(g)	4.875%	2/15/2030			7,280	7,215,572
Builders FirstSource, Inc.†	5.00%	3/1/2030			4,858	4,869,441
Forestar Group, Inc.†	5.00%	3/1/2028			4,855	4,779,141
Hunt Cos., Inc.†	6.25%	2/15/2026			9,960	9,684,332
Shea Homes LP / Shea Homes Funding Corp.†	4.75%	2/15/2028			9,522	9,544,805
Total						36,093,291

Information Technology 0.20%

Banff Merger Sub, Inc.†	9.75%	9/1/2026			9,713	9,810,373
Veritas US, Inc. / Veritas Bermuda Ltd.†	10.50%	2/1/2024			10,596	9,090,467
Total						18,900,840

Manufacturing 0.05%

Brand Industrial Service, Inc.†	8.50%	7/15/2025			3,000	2,924,970
General Electric Co.	5.00%(3 Mo. LIBOR + 3.33%) #	—	(h)		1,457	1,419,854
Total						4,344,824

Media/Telecommunications 1.50%

Banijay Group SAS†(f)	6.50%	3/1/2026		EUR	6,771	7,549,595
CCO Holdings LLC / CCO Holdings Capital Corp.†	5.375%	6/1/2029			$17,741	18,921,664
CenturyLink, Inc.†	4.00%	2/15/2027			14,572	14,679,833
Clear Channel Worldwide Holdings, Inc.†	5.125%	8/15/2027			11,838	11,889,495
Consolidated Communications, Inc.	6.50%	10/1/2022			9,713	9,373,045
Diamond Sports Group LLC/Diamond Sports Finance Co.†	6.625%	8/15/2027			13,647	11,079,317
Entercom Media Corp.†	6.50%	5/1/2027			5,741	6,015,692
Front Range BidCo, Inc.†(b)	6.125%	3/1/2028			7,728	7,636,230
iHeart Communications, Inc.	8.375%	5/1/2027			517	562,321

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Media/Telecommunications (continued)

iHeartCommunications, Inc.	6.375%	5/1/2026		$285	$307,044
Scripps Escrow, Inc.†	5.875%	7/15/2027		9,003	9,357,268
TEGNA, Inc.†	5.00%	9/15/2029		29,156	28,937,330
Ypso Finance Bis SA (Luxembourg)†(g)	6.00%	2/15/2028		14,521	14,012,765
Total					140,321,599

Metals/Minerals 0.34%

Hecla Mining Co.	7.25%	2/15/2028		10,927	10,764,188
Mirabela Nickel Ltd. (Australia)(g)	1.00%	9/10/2044		51	5	(c)
New Gold, Inc. (Canada)†(g)	6.25%	11/15/2022		11,769	11,886,613
Warrior Met Coal, Inc.†	8.00%	11/1/2024		9,208	9,466,054
Total					32,116,860

Retail 0.21%

Asbury Automotive Group, Inc.†	4.50%	3/1/2028		2,499	2,510,246
Asbury Automotive Group, Inc.†	4.75%	3/1/2030		2,499	2,548,980
PetSmart, Inc.†	7.125%	3/15/2023		14,569	14,277,620
Total					19,336,846

Service 0.33%

Ahern Rentals, Inc.†	7.375%	5/15/2023		21,827	16,950,521
GW B-CR Security Corp. (Canada)†(g)	9.50%	11/1/2027		13,598	14,439,036
Total					31,389,557

Transportation 0.50%

Adient Global Holdings Ltd.†	4.875%	8/15/2026		9,600	8,304,240
Golar LNG Partners LP (United Kingdom)†(g)	7.942%(3 Mo. LIBOR + 6.25%) #	5/18/2021		7,400	7,106,567
Mclaren Finance plc(f)	5.00%	8/1/2022	GBP	9,715	11,381,849
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.†	8.50%	5/15/2027		$10,980	11,192,463
Tenneco, Inc.	5.00%	7/15/2026		10,684	9,215,217
Total					47,200,336
Total Corporate Bonds (cost $688,223,621)					666,174,562

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(i) 88.66%

Aerospace 3.18%

AI Convoy (Luxembourg) S.A.R.L USD Term Loan B (Luxembourg)(g)	—	(j)	1/17/2027	$9,716	$9,631,274
Amentum Government Services Holdings LLC Term Loan B	5.762%(3 Mo. LIBOR + 4.00%)		2/1/2027	29,146	29,133,622
American Airlines, Inc. 2018 Term Loan B	3.363%(1 Mo. LIBOR + 1.75%)		6/27/2025	52,402	50,070,332
Bleriot US Bidco Inc. Delayed Draw Term Loan	—	(j)	10/31/2026	3,284	3,282,170	(k)
Bleriot US Bidco Inc. Term Loan B	6.695%(3 Mo. LIBOR + 4.75%)		10/31/2026	21,019	21,005,902
Doncasters Finance US LLC 2nd Lien Term Loan	10.195%(3 Mo. LIBOR + 8.25%)		10/9/2020	8,103	1,012,893
Doncasters Finance US LLC USD Term Loan	5.445%(3 Mo. LIBOR + 3.50%)		4/9/2020	42,180	35,336,487
Forming Machining Industries Holdings, LLC Term Loan	5.945%(3 Mo. LIBOR + 4.00%)		10/9/2025	20,010	18,909,810	(k)
Jazz Acquisition, Inc. 2019 1st Lien Term Loan	6.19%(3 Mo. LIBOR + 4.25%)		6/19/2026	28,600	28,510,944
Jazz Acquisition, Inc. 2019 2nd Lien Term Loan	9.94%(3 Mo. LIBOR + 8.00%)		6/18/2027	7,441	7,180,565	(k)
Nordam Group Inc, The Term Loan B	9.25%(3 Mo. LIBOR + 4.50%)		4/9/2026	1,715	1,706,032	(k)
TransDigm, Inc. 2020 Term Loan E	3.853%(1 Mo. LIBOR + 2.25%)		5/30/2025	29,194	28,583,023
TransDigm, Inc. 2020 Term Loan G	3.853%(1 Mo. LIBOR + 2.25%)		8/22/2024	25,830	25,394,167
Vertex Aerospace Services Corp. Term Loan B	6.103%(1 Mo. LIBOR + 4.50%)		6/29/2025	18,936	18,986,956
WP CPP Holdings, LLC 2018 2nd Lien Term Loan	9.53%(3 Mo. LIBOR + 7.75%)		4/30/2026	15,622	15,387,601	(k)
WP CPP Holdings, LLC Term Loan	—	(j)	4/30/2025	4,858	4,740,467
Total					298,872,245

Chemicals 1.33%

Associated Asphalt Partners, LLC 2017 Term Loan B	6.853%(1 Mo. LIBOR + 5.25%)		4/5/2024	9,535	8,476,539
H.B. Fuller Company 2017 Term Loan B	3.647%(1 Mo. LIBOR + 2.00%)		10/20/2024	20,048	19,866,817
Messer Industries GmbH 2018 USD Term Loan	4.445%(3 Mo. LIBOR + 2.50%)		3/1/2026	18,528	18,261,601
Polar US Borrower, LLC 2018 1st Lien Term Loan	6.623% (3 Mo. LIBOR + 4.75%) 6.694%		10/15/2025	21,769	21,279,585	(k)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)

Starfruit Finco B.V 2018 USD Term Loan B (Netherlands)(g)	4.671%(1 Mo. LIBOR + 3.00%)	10/1/2025	$58,364	$56,612,627
Total				124,497,169

Consumer Durables 0.75%

G-III Apparel Group, Ltd. Term Loan B	6.875% (1 Mo. LIBOR + 5.25%) 6.937%	12/1/2022	15,468	15,616,076
Hayward Industries, Inc. 1st Lien Term Loan	5.103%(1 Mo. LIBOR + 3.50%)	8/5/2024	30,894	30,340,078
Huskies Parent, Inc. 2019 Term Loan	5.777%(3 Mo. LIBOR + 4.00%)	7/31/2026	11,463	11,434,342	(k)
TGP Holdings III, LLC 2018 1st Lien Term Loan	6.027%(3 Mo. LIBOR + 4.25%)	9/25/2024	5,030	4,678,196
TGP Holdings III, LLC 2nd Lien Term Loan	10.277%(3 Mo. LIBOR + 8.50%)	9/25/2025	9,333	8,633,025
Total				70,701,717

Consumer Non-Durables 2.14%

ABG Intermediate Holdings 2 LLC 2017 1st Lien Add-On Term Loan	5.103%(1 Mo. LIBOR + 3.50%)	9/27/2024	52,271	51,454,492
AI Aqua Merger Sub, Inc. 2017 1st Lien Term Loan B	4.853%(1 Mo. LIBOR + 3.25%)	12/13/2023	26,319	25,825,180	(k)
AI Aqua Merger Sub, Inc. 2017 Incremental Term Loan	4.853%(1 Mo. LIBOR + 3.25%)	12/13/2023	14,898	14,581,493	(k)
Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B	5.403%(1 Mo. LIBOR + 3.75%)	7/7/2024	13,191	13,224,178	(k)
Diamond (BC) B.V. USD Term Loan (Netherlands)(g)	4.603% (1 Mo. LIBOR + 3.00%) 4.777%	9/6/2024	25,318	24,336,521
Energizer Holdings, Inc. 2018 Term Loan B	3.938%(1 Mo. LIBOR + 2.25%)	12/17/2025	10,269	10,256,477
Isagenix International, LLC Term Loan	7.697%(3 Mo. LIBOR + 5.75%)	6/14/2025	19,714	8,378,662
Recess Holdings, Inc. 2017 1st Lien Term Loan	5.353%(1 Mo. LIBOR + 3.75%)	9/30/2024	21,609	21,494,306
Revlon Consumer Products Corporation 2016 Term Loan B	5.103% (1 Mo. LIBOR + 3.50%) 5.113%	9/7/2023	9,671	6,567,900
Rodan & Fields, LLC 2018 Term Loan B	5.565%(1 Mo. LIBOR + 4.00%)	6/16/2025	34,413	24,433,013
Total				200,552,222

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy 3.10%

BCP Raptor II, LLC 1st Lien Term Loan	6.353%(1 Mo. LIBOR + 4.75%)	11/3/2025	$24,656	$21,944,185
Brazos Delaware II, LLC Term Loan B	5.639%(1 Mo. LIBOR + 4.00%)	5/21/2025	12,939	10,820,557
Buckeye Partners, L.P. 2019 Term Loan B	4.405%(1 Mo. LIBOR + 2.75%)	11/1/2026	14,386	14,254,520
California Resources Corporation 2017 1st Lien Term Loan	6.363%(1 Mo. LIBOR + 4.75%)	12/31/2022	52,119	44,691,690
Chesapeake Energy Corporation 2019 Last Out Term Loan	9.928%(3 Mo. LIBOR + 8.00%)	6/24/2024	23,306	21,324,787
Compass Power Generation LLC 2018 Term Loan B	5.103%(1 Mo. LIBOR + 3.50%)	12/20/2024	10,858	10,729,946
Keane Group Holdings, LLC 2018 1st Lien Term Loan	5.375%(1 Mo. LIBOR + 3.75%)	5/25/2025	32,079	31,036,648	(k)
Lower Cadence Holdings LLC Term Loan B	5.603%(1 Mo. LIBOR + 4.00%)	5/22/2026	46,079	43,458,907
Lucid Energy Group II Borrower, LLC 2018 1st Lien Term Loan	4.603%(1 Mo. LIBOR + 3.00%)	2/17/2025	19,059	17,591,150
Medallion Midland Acquisition, LLC 1st Lien Term Loan	4.853%(3 Mo. LIBOR + 3.25%)	10/30/2024	31,662	30,606,730
Navitas Midstream Midland Basin, LLC Term Loan B	6.103%(1 Mo. LIBOR + 4.50%)	12/13/2024	23,241	21,227,116
Ulterra Drilling Technologies, LP Term Loan B	6.853%(1 Mo. LIBOR + 5.25%)	11/26/2025	25,492	22,942,359	(k)
Total				290,628,595

Financial 5.70%

Achilles Acquisition LLC 2018 Term Loan	5.625%(1 Mo. LIBOR + 4.00%)	10/13/2025	24,040	24,070,003
Acrisure, LLC 2020 Term Loan B	5.207%(3 Mo. LIBOR + 3.50%)	2/15/2027	35,951	35,501,831
Advisor Group, Inc. 2019 Term Loan	6.603%(1 Mo. LIBOR + 5.00%)	8/1/2026	47,448	46,617,973
Alliant Holdings Intermediate, LLC 2018 Term Loan B	4.603%(1 Mo. LIBOR + 3.00%)	5/9/2025	30,815	30,275,341
Asurion LLC 2017 2nd Lien Term Loan	8.103%(1 Mo. LIBOR + 6.50%)	8/4/2025	24,297	24,418,181	(k)
Asurion LLC 2017 Term Loan B4	4.603%(1 Mo. LIBOR + 3.00%)	8/4/2022	15,067	14,953,911
Asurion LLC 2018 Term Loan B6	4.603%(1 Mo. LIBOR +3.00%)	11/3/2023	71,948	71,438,599
Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan	4.603%(1 Mo. LIBOR + 3.00%)	6/15/2025	14,740	14,537,022
Blackstone CQP Holdco LP Term Loan B	5.408%(3 Mo. LIBOR + 3.50%)	9/30/2024	20,636	20,272,072

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial (continued)

Blackstone Mortgage Trust, Inc. 2019 Term Loan B	3.853%(1 Mo. LIBOR + 2.25%)		4/23/2026	$15,338	$15,242,492
Claros Mortgage Trust, Inc. Term Loan B	4.921%(1 Mo. LIBOR + 3.25%)		8/9/2026	28,561	28,382,909	(k)
First Eagle Holdings, Inc. 2020 Term Loan B	—	(j)	2/1/2027	16,999	16,800,571
Hub International Limited 2018 Term Loan B	4.387%(3 Mo. LIBOR + 2.75%)		4/25/2025	26,033	25,398,715
Minotaur Acquisition, Inc. Term Loan B	6.603%(1 Mo. LIBOR + 5.00%)		3/27/2026	19,386	19,257,042
Mitchell International, Inc. 2017 1st Lien Term Loan	4.853%(1 Mo. LIBOR + 3.25%)		11/29/2024	12,972	12,746,819
NEXUS Buyer LLC Term Loan B	5.421%(1 Mo. LIBOR + 3.75%)		11/9/2026	19,434	19,320,429
Trans Union, LLC 2019 Term Loan B5	3.353%(1 Mo. LIBOR + 1.75%)		11/16/2026	18,872	18,754,517
USI, Inc. 2017 Repriced Term Loan	4.945%(3 Mo. LIBOR + 3.00%)		5/16/2024	5,864	5,746,788	(k)
USI, Inc. 2019 Incremental Term Loan B	5.945%(1 Mo. LIBOR + 4.00%)		12/2/2026	4,858	4,843,969
VFH Parent LLC 2019 Term Loan B	5.171%(1 Mo. LIBOR + 3.50%)		3/1/2026	55,698	55,541,356
Victory Capital Holdings, Inc. 2020 Term Loan B	4.155%(3 Mo. LIBOR + 2.50%)		7/1/2026	16,140	15,998,882
WMG Acquisition Corp. 2018 Term Loan F	3.728%(1 Mo. LIBOR + 2.13%)		11/1/2023	15,105	14,941,337
Total					535,060,759

Food & Drug 0.28%

United Natural Foods, Inc. Term Loan B	5.853%(1 Mo. LIBOR + 4.25%)		10/22/2025	30,917	26,028,303

Food/Tobacco 4.50%

Aramark Services, Inc. 2018 Term Loan B3	3.353%(1 Mo. LIBOR + 1.75%)		3/11/2025	12,809	12,729,289
Aramark Services, Inc. 2019 Term Loan B4	3.353%(1 Mo. LIBOR + 1.75%)		1/15/2027	4,855	4,833,546
BellRing Brands, LLC 2019 Term Loan B	6.603%(1 Mo. LIBOR + 5.00%)		10/21/2024	23,329	23,562,587
CEC Entertainment, Inc. 2019 Term Loan B	—	(j)	8/30/2026	12,958	12,374,915
Chobani, LLC 2017 Term Loan B	5.103%(1 Mo. LIBOR + 3.50%)		10/10/2023	41,858	41,335,222
Flynn Restaurant Group LP 1st Lien Term Loan	5.103%(1 Mo. LIBOR + 3.50%)		6/27/2025	25,521	24,703,859

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food/Tobacco (continued)

Flynn Restaurant Group LP 2nd Lien Term Loan	8.653%(1 Mo. LIBOR + 7.00%)	6/29/2026	$6,291	$5,724,810	(k)
Froneri International PLC 2020 USD 2nd Lien Term Loan (United Kingdom)(g)	7.353%(6 Mo. LIBOR + 5.75%)	1/31/2028	2,591	2,603,902	(k)
Froneri International PLC 2020 USD Term Loan (United Kingdom)(g)	3.853%(1 Mo. LIBOR + 2.25%)	1/29/2027	14,995	14,791,501
GPS Hospitality Holding Company LLC Term Loan B	6.195%(3 Mo. LIBOR + 4.25%)	12/6/2025	29,529	27,905,352	(k)
IRB Holding Corp 2020 Term Loan B	4.379%(1 Mo. LIBOR + 2.75%)	2/5/2025	43,713	42,783,666
JBS USA Lux S.A. 2019 Term Loan B (Luxembourg)(g)	3.603%(1 Mo. LIBOR + 2.00%)	5/1/2026	41,324	40,781,563
Miller’s Ale House, Inc. 2018 Term Loan	6.421%(1 Mo. LIBOR + 4.75%)	5/26/2025	23,958	22,860,153
NPC International, Inc. 2nd Lien Term Loan	9.277%(3 Mo. LIBOR + 7.50%)	4/18/2025	9,531	254,144
Panera Bread Company Term Loan A	3.375%(1 Mo. LIBOR + 1.75%)	7/18/2022	21,040	20,478,755
Red Lobster Management LLC Term Loan B	6.853%(1 Mo. LIBOR + 5.25%)	7/28/2021	32,562	31,259,875	(k)
Sigma Bidco B.V. 2018 USD Term Loan B2 (Netherlands)(g)	4.909%(3 Mo. LIBOR + 3.00%)	7/2/2025	26,620	26,287,445
US Foods, Inc. 2016 Term Loan B	3.353%(1 Mo. LIBOR + 1.75%)	6/27/2023	29,848	29,587,248
US Foods, Inc. 2019 Term Loan B	3.603%(1 Mo. LIBOR + 2.00%)	9/13/2026	19,395	19,233,826
Whatabrands LLC 2020 Term Loan B	4.416%(1 Mo. LIBOR + 2.75%)	8/2/2026	18,759	18,501,279
Total				422,592,937

Forest Products 2.65%

Berry Global, Inc. 2019 Term Loan Y	3.671%(3 Mo. LIBOR + 2.00%)	7/1/2026	75,655	74,567,194
BWAY Holding Company 2017 Term Loan B	5.084%(3 Mo. LIBOR + 3.25%)	4/3/2024	24,764	23,793,756
Proampac PG Borrower LLC 2016 1st Lien Term Loan	5.155% (3 Mo. LIBOR + 3.50%) 5.191%	11/20/2023	44,903	43,106,564
Reynolds Consumer Products, Inc Term Loan	3.501%(3 Mo. LIBOR + 1.75%)	2/4/2027	17,489	17,333,120
Reynolds Group Holdings Inc. USD 2017 Term Loan	4.353%(1 Mo. LIBOR + 2.75%)	2/5/2023	33,150	32,907,954

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Forest Products (continued)

Southern Graphics, Inc. 2018 Term Loan B	4.853%(1 Mo. LIBOR + 3.25%)		12/31/2022	$18,112	$10,504,927
Spectrum Holdings III Corp. 1st Lien Term Loan	4.853%(1 Mo. LIBOR + 3.25%)		1/31/2025	24,029	21,966,216
Spectrum Holdings III Corp. 2nd Lien Term Loan	8.603%(1 Mo. LIBOR + 7.00%)		1/31/2026	11,425	9,197,102
Trident TPI Holdings, Inc. 2017 USD Term Loan B1	4.603%(1 Mo. LIBOR + 3.00%)		10/17/2024	15,593	15,086,170
Total					248,463,003

Gaming/Leisure 5.37%

Aimbridge Acquisition Co., Inc. 2019 Term Loan B	5.363%(1 Mo. LIBOR + 3.75%)		2/2/2026	19,389	19,000,919	(k)
Alterra Mountain Company Term Loan B1	4.353%(1 Mo. LIBOR + 2.75%)		7/31/2024	22,597	22,258,529
Caesars Resort Collection, LLC 2017 1st Lien Term Loan B	4.353%(1 Mo. LIBOR + 2.75%)		12/23/2024	39,285	38,106,269
Equinox Holdings, Inc. 2017 1st Lien Term Loan	4.603%(1 Mo. LIBOR + 3.00%)		3/8/2024	24,572	24,260,100
Equinox Holdings, Inc. 2017 2nd Lien Term Loan	8.603%(1 Mo. LIBOR + 7.00%)		9/6/2024	7,044	7,057,726
Everi Payments Inc. Term Loan B	4.353%(1 Mo. LIBOR + 2.75%)		5/9/2024	19,905	19,855,166
Gateway Casinos & Entertainment Limited 2018 Term Loan B (Canada)(g)	4.945%(3 Mo. LIBOR + 3.00%)		3/13/2025	18,671	18,297,424	(k)
Golden Entertainment, Inc. 2017 1st Lien Term Loan	4.62%(1 Mo. LIBOR + 3.00%)		10/21/2024	26,176	25,717,594	(k)
Life Time Fitness Inc 2017 Term Loan B	4.353% (3 Mo. LIBOR + 2.75%) 4.395%		6/10/2022	42,231	41,755,642
Montreign Operating Company, LLC Term Loan	9.853%(1 Mo. LIBOR + 8.25%)		1/24/2023	14,268	12,601,556
Motion Finco SARL Delayed Draw Term Loan B (Luxembourg)(g)	—	(j)	11/4/2026	1,694	1,634,241	(k)
Motion Finco Sarl USD Term Loan B1 (Luxembourg)(g)	—	(j)	11/13/2026	12,885	12,434,443
PCI Gaming Authority Term Loan	4.103%(1 Mo. LIBOR + 2.50%)		5/29/2026	16,801	16,733,077
Playa Resorts Holding B.V. 2017 Term Loan B (Netherlands)(g)	4.35%(1 Mo. LIBOR + 2.75%)		4/29/2024	28,378	26,533,461
Playtika Holding Corp Term Loan B	7.603%(1 Mo. LIBOR + 6.00%)		12/10/2024	66,964	67,152,722
Scientific Games International, Inc. 2018 Term Loan B5	4.353% (2 Mo. LIBOR + 2.75%) 4.369%		8/14/2024	63,761	62,027,321

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming/Leisure (continued)

SMG US Midco 2, Inc. 2020 Term Loan	4.129%(1 Mo. LIBOR + 2.50%)	1/23/2025	$9,831	$9,781,381	(k)
Spectacle Gary Holdings LLC Delayed Draw Term Loan	0.50%	12/23/2025	722	740,436	(k)
Spectacle Gary Holdings LLC Term Loan B	11.00%(1 Mo. LIBOR + 9.00%)	12/23/2025	9,969	10,218,022	(k)
Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan (Netherlands)(g)	5.445%(3 Mo. LIBOR + 3.50%)	7/10/2025	17,229	17,223,591
Station Casinos LLC 2020 Term Loan B	3.897%(1 Mo. LIBOR + 2.25%)	2/8/2027	13,997	13,722,606
United PF Holdings, LLC 2019 1st Lien Delayed Draw Term Loan	0.50%	12/30/2026	2,498	2,494,978	(k)
United PF Holdings, LLC 2019 1st Lien Term Loan	5.603%(1 Mo. LIBOR + 4.00%)	12/30/2026	20,177	20,151,761
United PF Holdings, LLC 2019 2nd Lien Term Loan	10.103%(1 Mo. LIBOR + 8.50%)	12/30/2027	4,000	4,000,000	(k)
VICI Properties 1 LLC Replacement Term Loan B	3.379%(1 Mo. LIBOR + 1.75%)	12/20/2024	10,542	10,377,352
Total				504,136,317

Healthcare 10.63%

Amneal Pharmaceuticals LLC 2018 Term Loan B	5.125%(1 Mo. LIBOR + 3.50%)	5/4/2025	10,463	9,329,108
Athenahealth, Inc. 2019 Term Loan B	6.158%(1 Mo. LIBOR + 4.50%)	2/11/2026	52,438	51,979,376
Bausch Health Companies Inc. Term Loan B (Canada)(g)	4.409%(1 Mo. LIBOR + 2.75%)	11/27/2025	31,640	31,526,259
Change Healthcare Holdings LLC 2017 Term Loan B	4.103%(1 Mo. LIBOR + 2.50%)	3/1/2024	41,667	40,963,780
Da Vinci Purchaser Corp. 2019 Term Loan	5.872%(3 Mo. LIBOR + 4.00%)	1/8/2027	15,779	15,719,530
Elanco Animal Health Incorporated Term Loan B	— (j)	2/4/2027	19,772	19,606,815
eResearchTechnology, Inc. 2020 1st Lien Term Loan	— (j)	2/4/2027	11,821	11,781,972
EyeCare Partners, LLC 2020 Delayed Draw Term Loan	0.50%	2/5/2027	4,290	4,239,587
EyeCare Partners, LLC 2020 Term Loan	5.418%(1 Mo. LIBOR + 3.75%)	2/5/2027	18,384	18,169,659
FHC Health Systems, Inc. 2014 Term Loan	5.945%(3 Mo. LIBOR + 4.00%)	12/23/2021	30,235	30,253,637
Gentiva Health Services, Inc. 2020 Term Loan	4.875%(1 Mo. LIBOR + 3.25%)	7/2/2025	23,769	23,620,292	(k)
Global Medical Response, Inc. 2018 Term Loan B1	4.932%(2 Mo. LIBOR + 3.25%)	4/28/2022	29,901	28,331,223
Grifols Worldwide Operations USA, Inc. USD 2019 Term Loan B	3.579%(1 Wk. LIBOR + 2.00%)	11/15/2027	4,859	4,825,952

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Healthcare (continued)

Heartland Dental, LLC 2018 1st Lien Term Loan	5.353%(1 Mo. LIBOR + 3.75%)	4/30/2025	$29,832	$29,403,426
IQVIA Inc. 2018 USD Term Loan B3	3.695%(3 Mo. LIBOR + 1.75%)	6/11/2025	8,126	8,093,148
Jaguar Holding Company II 2018 Term Loan	4.103%(1 Mo. LIBOR + 2.50%)	8/18/2022	19,514	19,428,486
Kindred Healthcare LLC 2018 1st Lien Term Loan	6.625%(1 Mo. LIBOR + 5.00%)	7/2/2025	25,539	25,219,391	(k)
MED ParentCo LP 1st Lien Delayed Draw Term Loan	4.25% (1 Mo. LIBOR + 4.25%) 5.853%	8/31/2026	6,672	6,592,915
MED ParentCo LP 1st Lien Term Loan	5.853%(1 Mo. LIBOR + 4.25%)	8/31/2026	26,667	26,350,949
MedRisk, Inc. 2017 1st Lien Term Loan	4.353%(1 Mo. LIBOR + 2.75%)	12/28/2024	33,310	32,851,654
MedRisk, Inc. 2017 2nd Lien Term Loan	8.353%(1 Mo. LIBOR + 6.75%)	12/28/2025	9,222	9,145,645
MMM Holdings, Inc. Term Loan B	9.50%(Prime Rate + 4.75%)	12/24/2026	19,437	19,097,204
MPH Acquisition Holdings LLC 2016 Term Loan B	4.695%(3 Mo. LIBOR + 2.75%)	6/7/2023	53,538	51,150,649
National Mentor Holdings, Inc. 2019 Term Loan B	5.61%(1 Mo. LIBOR + 4.00%)	3/9/2026	41,135	41,109,460
National Mentor Holdings, Inc. 2019 Term Loan C	5.61%(1 Mo. LIBOR + 4.00%)	3/9/2026	1,910	1,908,909
Navicure, Inc. 2019 Term Loan B	5.603%(1 Mo. LIBOR + 4.00%)	10/22/2026	29,220	28,964,348	(k)
Parexel International Corporation Term Loan B	4.353%(1 Mo. LIBOR + 2.75%)	9/27/2024	29,685	28,918,065
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B	5.353%(1 Mo. LIBOR + 3.75%)	11/17/2025	49,326	48,976,331
Sound Inpatient Physicians 2018 1st Lien Term Loan	4.353%(1 Mo. LIBOR + 2.75%)	6/27/2025	27,496	27,151,980
Sunshine Luxembourg VII SARL USD Term Loan B1 (Luxembourg)(g)	6.195%(3 Mo. LIBOR + 4.25%)	10/1/2026	25,660	25,283,183
Surgery Center Holdings, Inc. 2017 Term Loan B	4.86%(1 Mo. LIBOR + 3.25%)	9/2/2024	39,424	38,241,756
U.S. Anesthesia Partners, Inc. 2017 Term Loan	4.603%(1 Mo. LIBOR + 3.00%)	6/23/2024	8,235	7,782,169
U.S. Renal Care, Inc. 2019 Term Loan B	6.625%(1 Mo. LIBOR + 5.00%)	6/26/2026	34,471	34,226,907
Verscend Holding Corp. 2018 Term Loan B	6.103%(1 Mo. LIBOR + 4.50%)	8/27/2025	56,218	56,112,561
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	7.103% (1 Mo. LIBOR + 5.50%) 7.277%	10/1/2025	28,637	27,276,704	(k)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Healthcare (continued)

Wink Holdco, Inc 1st Lien Term Loan B	4.603%(1 Mo. LIBOR + 3.00%)		12/2/2024	$12,800	$12,602,666
WP CityMD Bidco LLC 2019 Term Loan B	6.445%(3 Mo. LIBOR + 4.50%)		8/13/2026	47,714	47,543,661
Zelis Healthcare Corporation Term Loan B	6.353%(1 Mo. LIBOR + 4.75%)		9/30/2026	29,142	29,023,540
Zotec Partners, LLC 2020 Term Loan B	—	(j)	2/14/2024	24,768	24,520,083	(k)
Total					997,322,980

Housing 2.38%

ACProducts, Inc. 2020 Term Loan B	—	(j)	8/18/2025	9,710	9,831,568
Builders FirstSource, Inc. 2017 Term Loan B	4.613%(3 Mo. LIBOR + 3.00%)		2/29/2024	2,380	2,382,434
CPG International Inc. 2017 Term Loan	5.933%(3 Mo. LIBOR + 3.75%)		5/5/2024	16,798	16,724,178	(k)
Foundation Building Materials Holding Company LLC 2018 Term Loan B	4.603%(1 Mo. LIBOR + 3.00%)		8/13/2025	20,871	20,827,589
GYP Holdings III Corp. 2018 Term Loan B	4.353%(1 Mo. LIBOR + 2.75%)		6/1/2025	40,286	40,017,747
LBM Borrower, LLC 2018 1st Lien Term Loan	5.353%(1 Mo. LIBOR + 3.75%)		8/20/2022	18,734	18,738,945
MI Windows and Doors, LLC Term Loan B	7.224%(1 Mo. LIBOR + 5.50%)		11/6/2026	19,248	19,199,586	(k)
NCI Building Systems, Inc. 2018 Term Loan	5.408%(1 Mo. LIBOR + 3.75%)		4/12/2025	40,454	39,442,837	(k)
Quikrete Holdings, Inc. 2016 1st Lien Term Loan	4.103%(1 Mo. LIBOR + 2.50%)		2/1/2027	30,367	29,911,330
SRS Distribution Inc. 2018 1st Lien Term Loan	4.603%(1 Mo. LIBOR + 3.00%)		5/23/2025	26,597	25,910,406
Total					222,986,620

Information Technology 9.16%

Almonde, Inc. USD 1st Lien Term Loan	5.277%(6 Mo. LIBOR + 3.50%)		6/13/2024	50,257	48,089,209
Banff Merger Sub Inc 2018 USD Term Loan B	5.853%(1 Mo. LIBOR + 4.25%)		10/2/2025	22,806	21,979,334
Castle US Holding Corporation USD Term Loan B	5.353%(1 Mo. LIBOR + 3.75%)		1/29/2027	14,573	13,953,513
Cortes NP Acquisition Corporation 2017 Term Loan B	7.75%(Prime Rate + 3.00%)		11/30/2023	6,254	6,233,319
Datto, Inc. 2019 Term Loan B	5.853%(1 Mo. LIBOR + 4.25%)		4/2/2026	13,681	13,732,595	(k)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Information Technology (continued)
EIG Investors Corp. 2018 1st Lien Term Loan	5.362% (3 Mo. LIBOR + 3.75%) 5.387%		2/9/2023	$21,953	$21,630,754
Eta Australia Holdings III Pty Ltd Term Loan (Australia)(g)	5.603%(1 Mo. LIBOR + 4.00%)		5/6/2026	19,056	18,996,689
Hyland Software, Inc. 2017 2nd Lien Term Loan	8.603%(1 Mo. LIBOR + 7.00%)		7/7/2025	18,928	19,085,373
Hyland Software, Inc. 2018 1st Lien Term Loan	5.103%(1 Mo. LIBOR + 3.50%)		7/1/2024	8,346	8,325,117
Imperva, Inc. 1st Lien Term Loan	5.704%(3 Mo. LIBOR + 4.00%)		1/12/2026	36,564	35,162,187
Informatica LLC 2020 USD 2nd Lien Term Loan	—	(j)	2/25/2025	8,739	8,826,565	(k)
Informatica LLC 2020 USD Term Loan B	—	(j)	2/25/2027	8,739	8,586,236
ION Trading Technologies S.a.r.l. USD Incremental Term Loan B (Luxembourg)(g)	6.064%(3 Mo. LIBOR + 4.00%)		11/21/2024	50,904	48,804,288
MA FinanceCo., LLC USD Term Loan B3	4.103%(1 Mo. LIBOR + 2.50%)		6/21/2024	7,633	7,270,207
McAfee, LLC 2018 USD Term Loan B	5.353%(1 Mo. LIBOR + 3.75%)		9/30/2024	22,100	21,955,483
NASCAR Holdings, Inc Term Loan B	4.389%(3 Mo. LIBOR + 2.75%)		10/19/2026	18,030	17,966,587
NaviHealth, Inc. 2018 Term Loan B	6.659%(1 Mo. LIBOR + 5.00%)		8/1/2025	28,457	28,367,601	(k)
ON Semiconductor Corporation 2019 Term Loan B	3.603%(1 Mo. LIBOR + 2.00%)		9/19/2026	24,231	23,996,722
Optiv Security, Inc. 1st Lien Term Loan	4.853%(1 Mo. LIBOR + 3.25%)		2/1/2024	11,104	9,588,007
Perforce Software, Inc. 2020 Term Loan B	5.353%(1 Mo. LIBOR + 3.75%)		7/1/2026	25,594	25,242,413
Project Angel Holdings LLC 2018 1st Lien Term Loan	5.603%(1 Mo. LIBOR + 4.00%)		5/30/2025	15,805	15,686,944
Project Boost Purchaser, LLC 2019 Term Loan B	5.103%(1 Mo. LIBOR + 3.50%)		6/1/2026	10,131	9,903,034
Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan	4.741% (3 Mo. LIBOR + 3.00%) 4.763%		11/3/2023	19,422	18,625,693
Renaissance Holding Corp. 2018 1st Lien Term Loan	4.853%(1 Mo. LIBOR + 3.25%)		5/30/2025	26,369	26,006,249
RP Crown Parent, LLC 2016 Term Loan B	4.353%(1 Mo. LIBOR + 2.75%)		10/12/2023	6,196	6,157,571
Science Applications International Corporation 2018 Term Loan B	3.353%(1 Mo. LIBOR + 1.75%)		10/31/2025	23,602	23,439,972
Seattle SpinCo, Inc. USD Term Loan B3	4.103%(1 Mo. LIBOR + 2.50%)		6/21/2024	51,639	49,186,311
Severin Acquisition, LLC 2018 Term Loan B	4.742%(3 Mo. LIBOR + 3.00%)		8/1/2025	18,451	18,135,658

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Information Technology (continued)
SolarWinds Holdings, Inc. 2018 Term Loan B	4.353%(1 Mo. LIBOR + 2.75%)		2/5/2024		$20,491	$20,209,081
Sophos Group PLC USD Term Loan (United Kingdom)(g)	—	(j)	1/15/2027		19,426	19,158,779
SS&C Technologies Holdings Europe S.A.R.L. 2018 Term Loan B4 (Luxembourg)(g)	3.353%(1 Mo. LIBOR + 1.75%)		4/16/2025		18,628	18,430,960
SS&C Technologies Inc. 2018 Term Loan B3	3.353%(1 Mo. LIBOR + 1.75%)		4/16/2025		26,105	25,829,269
SS&C Technologies Inc. 2018 Term Loan B5	3.353%(1 Mo. LIBOR + 1.75%)		4/16/2025		14,470	14,330,784
Tibco Software Inc. 2019 Term Loan B	5.67%(1 Mo. LIBOR + 4.00%)		6/30/2026		9,531	9,447,715	(k)
Tibco Software Inc. 2020 2nd Lien Term Loan	—	(j)	3/3/2028		5,826	5,884,380
Tibco Software Inc. 2020 Term Loan B2	—	(j)	6/30/2026		4,718	4,677,163
TriTech Software Systems 2018 Term Loan B	5.353%(1 Mo. LIBOR + 3.75%)		8/29/2025		28,030	27,023,060
Uber Technologies, Inc. 2018 Incremental Term Loan	5.103%(1 Mo. LIBOR + 3.50%)		7/13/2023		20,549	20,415,600
Veritas Bermuda Ltd. USD Repriced Term Loan B	6.103% (1 Mo. LIBOR + 4.50%) 6.445%		1/27/2023		25,234	23,740,655
Vertafore, Inc. 2018 1st Lien Term Loan	4.853%(1 Mo. LIBOR + 3.25%)		7/2/2025		55,033	53,888,937
Vertafore, Inc. 2018 2nd Lien Term Loan	8.853%(1 Mo. LIBOR + 7.25%)		7/2/2026		17,279	17,347,682
Web.com Group, Inc. 2018 Term Loan B	5.389%(1 Mo. LIBOR + 3.75%)		10/10/2025		25,067	24,450,341
Total						859,768,037

Manufacturing 4.84%

Advanced Drainage Systems Inc Term Loan B	3.938%(1 Mo. LIBOR + 2.25%)		7/31/2026		10,796	10,768,797
AI Alpine AT BidCo GmbH 2018 EUR Term Loan B(f)	3.00%(3 Mo. Euribor + 3.00%)		10/31/2025	EUR	7,447	7,979,828
AI Alpine AT BidCo GmbH 2018 USD Term Loan B (Austria)(g)	4.609% (3 Mo. LIBOR + 2.75%) 4.623%		10/31/2025		$17,733	17,400,236	(k)
AI Aqua Merger Sub, Inc. 2019 Incremental Term Loan B	5.853%(1 Mo. LIBOR + 4.25%)		12/13/2023		4,751	4,703,614	(k)
Airxcel, Inc. 2018 1st Lien Term Loan	6.103%(1 Mo. LIBOR + 4.50%)		4/28/2025		18,867	18,647,228
Brand Energy & Infrastructure Services, Inc. 2017 Term Loan	6.056% (3 Mo. LIBOR + 4.25%) 6.124%		6/21/2024		52,843	51,878,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Manufacturing (continued)

CPI Holdco, LLC 2019 Term Loan	6.195%(3 Mo. LIBOR + 4.25)		11/4/2026	$9,716	$9,764,798	(k)
Deliver Buyer, Inc. Term Loan B	6.945%(3 Mo. LIBOR + 5.00%)		5/1/2024	22,132	22,035,511	(k)
Forterra Finance LLC 2017 Term Loan B	4.603%(1 Mo. LIBOR + 3.00%)		10/25/2023	34,461	33,383,621
Granite Holdings US Acquisition Co. Term Loan B	7.211%(3 Mo. LIBOR + 5.25%)		9/30/2026	12,662	12,155,048
Hillman Group Inc. (The) 2018 Term Loan B	5.603%(1 Mo. LIBOR + 4.00%)		5/31/2025	9,713	9,340,274
II-VI Incorporated Term Loan B	5.103%(1 Mo. LIBOR + 3.50%)		9/24/2026	17,657	17,524,322
Ingersoll-Rand Services Company 2020 USD Spinco Term Loan	—	(j)	2/5/2027	24,297	23,963,281
MW Industries, Inc. 2nd Lien Term Loan	9.945%(3 Mo. LIBOR + 8.00%)		9/29/2025	9,780	9,193,200	(k)
Pro Mach Group, Inc. 2018 Term Loan B	4.379%(1 Mo. LIBOR + 2.75%)		3/7/2025	31,759	30,621,017
Robertshaw US Holding Corp. 2018 2nd Lien Term Loan	9.625%(1 Mo. LIBOR + 8.00%)		2/28/2026	5,308	4,361,398
Sabre Industries, Inc. 2019 Term Loan B	5.879%(1 Mo. LIBOR + 4.25%)		4/15/2026	19,010	18,796,479
Safe Fleet Holdings LLC 2018 2nd Lien Term Loan	8.41%(1 Mo. LIBOR + 6.75%)		2/2/2026	4,675	4,547,162
Tecomet Inc. 2017 Repriced Term Loan	4.889%(1 Mo. LIBOR + 3.25%)		5/1/2024	23,492	23,227,223	(k)
Titan Acquisition Limited 2018 Term Loan B (Canada)(g)	4.603%(1 Mo. LIBOR + 3.00%)		3/28/2025	25,526	23,941,438
UTEX Industries Inc. 1st Lien Term loan 2014	5.603%(1 Mo. LIBOR + 4.00%)		5/22/2021	32,278	26,575,746
UTEX Industries Inc. 2nd Lien Term Loan 2014	8.853%(1 Mo. LIBOR + 7.25%)		5/22/2022	22,936	11,998,395
Vectra Co. 1st Lien Term Loan	4.853%(1 Mo. LIBOR + 3.25%)		3/8/2025	24,794	24,534,114
Yak Access, LLC 2018 1st Lien Term Loan B	6.603%(1 Mo. LIBOR + 5.00%)		7/11/2025	38,707	36,578,056
Total					453,919,661

Media/Telecommunications 15.10%

Altice Financing SA 2017 USD Term Loan B (Luxembourg)(g)	4.412%(1 Mo. LIBOR + 2.75%)		7/15/2025	26,580	25,766,058
Altice Financing SA USD 2017 1st Lien Term Loan (Luxembourg)(g)	4.389%(1 Mo. LIBOR + 2.75%)		1/31/2026	9,479	9,164,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)

Altice France S.A. 2018 Term Loan B13 (France)(g)	5.659%(1 Mo. LIBOR + 4.00%)		8/14/2026	$53,457	$52,521,173
Altice France S.A. USD Term Loan B12 (France)(g)	5.346%(1 Mo. LIBOR + 3.69%)		1/31/2026	9,689	9,446,961
Ancestry.com Operations, Inc. 2019 Extended Term Loan B	5.86%(1 Mo. LIBOR + 4.25%)		8/27/2026	33,948	30,722,641
AP NMT Acquisition BV USD 1st Lien Term Loan (Netherlands)(g)	7.659%(3 Mo. LIBOR + 5.75%)		8/13/2021	27,041	27,112,028
AP NMT Acquisition BV USD 2nd Lien Term Loan (Netherlands)(g)	10.908%(3 Mo. LIBOR + 9.00%)		8/13/2022	40,225	40,416,312
Banijay Entertainment S.A.S USD Term Loan (France)(g)	—	(j)	3/4/2025	25,266	24,950,058	(k)
Buzz Merger Sub Ltd Term Loan B	4.353%(1 Mo. LIBOR + 2.75%)		1/22/2027	12,954	12,759,349	(k)
CenturyLink, Inc. 2020 Term Loan A	—	(j)	1/31/2025	23,112	23,069,040
CenturyLink, Inc. 2020 Term Loan B	3.853%(1 Mo. LIBOR +2.25%)		3/15/2027	98,135	95,477,724
Charter Communications Operating, LLC 2019 Term Loan B2	—	(j)	2/1/2027	5,586	5,521,081
Clear Channel Outdoor Holdings, Inc. Term Loan B	5.103%(1 Mo. LIBOR + 3.50%)		8/21/2026	35,685	35,350,022
Colorado Buyer Inc 2nd Lien Term Loan	8.91%(1 Mo. LIBOR + 7.25%)		5/1/2025	26,341	14,663,418
Colorado Buyer Inc Term Loan B	4.66%(1 Mo. LIBOR + 3.00%)		5/1/2024	33,422	28,567,928
Connect Finco Sarl Term Loan B (Luxembourg)(g)	6.11%(1 Mo. LIBOR + 4.50%)		12/11/2026	30,926	30,655,672
Consolidated Communications, Inc. 2016 Term Loan B	4.61%(1 Mo. LIBOR + 3.00%)		10/4/2023	47,959	45,500,639
CSC Holdings, LLC 2017 1st Lien Term Loan	3.909%(1 Mo. LIBOR + 2.25%)		7/17/2025	67,953	67,329,809
CSC Holdings, LLC 2018 Incremental Term Loan	3.909%(1 Mo. LIBOR + 2.25%)		1/15/2026	19,072	18,845,961
CSC Holdings, LLC 2019 Term Loan B5	4.159%(1 Mo. LIBOR + 2.50%)		4/15/2027	25,162	24,942,212
Diamond Sports Group, LLC Term Loan	4.88%(1 Mo. LIBOR + 3.25%)		8/24/2026	42,881	39,396,487
Entercom Media Corp. 2019 Term Loan	4.103%(1 Mo. LIBOR + 2.50%)		11/18/2024	12,435	12,326,115	(k)
Gray Television, Inc. 2017 Term Loan B	3.912%(1 Mo. LIBOR + 2.25%)		2/7/2024	13,185	13,110,834
Gray Television, Inc. 2018 Term Loan C	4.162%(1 Mo. LIBOR + 2.50%)		1/2/2026	24,507	24,419,708
Hargray Communications Group, Inc. 2017 Term Loan B	4.603%(1 Mo. LIBOR + 3.00%)		5/16/2024	16,692	16,493,491

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)

iHeartCommunications, Inc. 2020 Term Loan	4.655%(1 Wk. LIBOR + 3.00%)		5/1/2026	$63,156	$62,209,085
Iridium Satellite LLC Term Loan (France)(g)	5.353%(1 Mo. LIBOR + 3.75%)		11/4/2026	18,513	18,530,054
Level 3 Financing, Inc. 2017 Term Loan B	3.353%(1 Mo. LIBOR + 1.75%)		3/1/2027	14,119	13,836,533
Liberty Latin America Ltd. Term Loan B	6.659%(1 Mo. LIBOR + 5.00%)		10/15/2026	20,052	20,218,786
Lions Gate Capital Holdings LLC 2018 Term Loan B	3.853%(1 Mo. LIBOR + 2.25%)		3/24/2025	34,114	33,261,307
Mission Broadcasting, Inc. 2018 Term Loan B3	3.905%(1 Mo. LIBOR + 2.25%)		1/17/2024	4,674	4,656,856
NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan	4.853%(1 Mo. LIBOR + 3.25%)		10/20/2025	35,860	33,588,869
Nexstar Broadcasting, Inc. 2018 Term Loan B3	3.853%(1 Mo. LIBOR + 2.25%)		1/17/2024	20,888	20,812,681
Nexstar Broadcasting, Inc. 2019 Term Loan B4	4.405%(1 Mo. LIBOR + 2.75%)		9/18/2026	47,661	47,386,502
PUG LLC USD Term Loan	—	(j)	1/29/2027	34,007	32,136,635	(k)
Radiate Holdco, LLC 1st Lien Term Loan	4.603%(1 Mo. LIBOR + 3.00%)		2/1/2024	17,156	16,851,946
SBA Senior Finance II LLC 2018 Term Loan B	—	(j)	4/11/2025	9,713	9,622,607
Sinclair Television Group Inc. Term Loan B2	3.86%(1 Mo. LIBOR + 2.25%)		1/3/2024	30,825	30,362,390
Sinclair Television Group Inc. Term Loan B2B	4.16%(1 Mo. LIBOR + 2.50%)		9/30/2026	11,545	11,371,587
Sprint Communications, Inc. 1st Lien Term Loan B	4.125%(1 Mo. LIBOR + 2.50%)		2/2/2024	31,216	30,981,654
Sprint Communications, Inc. 2018 Term Loan B	4.625%(1 Mo. LIBOR + 3.00%)		2/2/2024	10,942	10,873,747	(k)
Telesat Canada Term Loan B5(g)	4.36%(1 Mo. LIBOR + 2.75%)		12/7/2026	20,000	19,750,000
Terrier Media Buyer, Inc. Term Loan B	6.148%(3 Mo. LIBOR + 4.25%)		12/17/2026	24,275	24,163,728
Univision Communications Inc. Term Loan C5	4.353%(1 Mo. LIBOR + 2.75%)		3/15/2024	57,498	55,514,554
Virgin Media Bristol LLC USD Term Loan N	4.159%(1 Mo. LIBOR + 2.50%)		1/31/2028	17,153	16,910,267
WideOpenWest Finance LLC 2017 Term Loan B	4.889%(1 Mo. LIBOR + 3.25%)		8/18/2023	58,874	57,107,588
William Morris Endeavor Entertainment, LLC 2018 1st Lien Term Loan	4.36% (1 Mo. LIBOR + 2.75%) 4.370%		5/18/2025	46,455	45,081,022
Windstream Services, LLC Repriced Term Loan B6	9.75%(Prime Rate + 5.00%)		3/29/2021	46,140	41,641,584

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Media/Telecommunications (continued)

Zayo Group Holdings, Inc. USD Term Loan	—	(j)	2/19/2027		$32,050	$31,403,098
Total						1,416,802,651

Metals/Minerals 0.52%

GrafTech Finance, Inc. 2018 Term Loan B	5.103%(1 Mo. LIBOR + 3.50%)		2/12/2025		30,698	29,354,613	(k)
U.S. Silica Company 2018 Term Loan B	5.625%(1 Mo. LIBOR + 4.00%)		5/1/2025		23,585	19,320,145
Total						48,674,758

Retail 4.40%

Academy, LTD. 2015 Term Loan B	5.655%(1 Mo. LIBOR + 4.00%)		7/1/2022		10,659	8,518,113
Amer Sports Oyj EUR Term Loan B(f)	4.50%(3 Mo. EURIBOR + 4.50%)		3/30/2026	EUR	29,671	31,773,101
Anastasia Parent, LLC 2018 Term Loan B	5.353%(1 Mo. LIBOR + 3.75%)		8/11/2025		$27,239	21,365,373
Bass Pro Group, LLC Term Loan B	6.603%(1 Mo. LIBOR + 5.00%)		9/25/2024		27,588	26,484,382
BDF Acquisition Corp.1st Lien Term Loan	6.853%(1 Mo. LIBOR + 5.25%)		8/14/2023		23,806	22,377,824	(k)
BJ’s Wholesale Club, Inc. 2017 1st Lien Term Loan	3.903%(1 Mo. LIBOR + 2.25%)		2/3/2024		20,804	20,686,917
Coty Inc. 2018 USD Term Loan B	3.921%(1 Mo. LIBOR + 2.25%)		4/7/2025		38,614	37,842,768
Harbor Freight Tools USA, Inc. 2018 Term Loan B	4.103%(1 Mo. LIBOR + 2.50%)		8/18/2023		38,762	36,945,064
J. Crew Group, Inc. Consenting Term Loan	4.823% (3 Mo. LIBOR + 3.22%) 5.18%		3/5/2021		55,489	48,795,974
Lands’ End, Inc. Term Loan B	4.853%(1 Mo. LIBOR + 3.25%)		4/2/2021		34,785	33,915,805
Leslies Poolmart, Inc. 2016 Term Loan	5.262%(3 Mo. LIBOR + 3.50%)		8/16/2023		14,705	14,092,491
Mavis Tire Express Services Corp. 2018 Delayed Draw Term Loan	3.00%(1 Mo. LIBOR + 3.25%)		3/20/2025		3,521	3,401,928
Men’s Wearhouse, Inc. (The) 2018 Term Loan B2	4.905%(1 Mo. LIBOR + 3.25%)		4/9/2025		13,131	9,125,812	(k)
Michaels Stores, Inc. 2018 Term Loan B	4.103% (1 Mo. LIBOR + 2.50%) 4.113%		1/30/2023		16,953	15,427,472
Party City Holdings Inc. 2018 Term Loan B	—	(j)	8/19/2022		6,802	6,235,064

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail (continued)

Petco Animal Supplies, Inc. 2017 Term Loan B	5.027%(3 Mo. LIBOR + 3.25%)	1/26/2023	$26,732	$21,452,137
PetSmart, Inc. Consenting Term Loan	5.66%(1 Mo. LIBOR + 4.00%)	3/11/2022	47,472	47,020,761
Sally Holdings, LLC Term Loan B1	3.86%(1 Mo. LIBOR + 2.25%)	7/5/2024	1,944	1,910,737
TOMS Shoes, LLC 2019 Takeback Term Loan	6.60%(1 Mo. LIBOR + 5.00%)	12/31/2025	7,490	5,242,857	(k)
Total				412,614,580

Service 5.12%

Advanced Disposal Services Inc. Term Loan B3	— (j)	11/10/2023	4,857	4,853,617
Almonde, Inc. USD 2nd Lien Term Loan	9.027%(3 Mo. LIBOR + 7.25%)	6/13/2025	12,018	11,544,762
AVSC Holding Corp. 2018 1st Lien Term Loan	4.905% (1 Mo. LIBOR + 3.25%) 5.210%	3/3/2025	22,481	20,682,529	(k)
AVSC Holding Corp. 2018 2nd Lien Term Loan	9.013%(3 Mo. LIBOR + 7.25%)	9/1/2025	5,525	5,451,511
DG Investment Intermediate Holdings 2, Inc. 2018 1st Lien Term Loan	4.603%(1 Mo. LIBOR + 3.00%)	2/3/2025	9,426	9,189,987
EagleView Technology Corporation 2018 Add On Term Loan B	5.113%(3 Mo. LIBOR + 3.50%)	8/14/2025	24,519	23,744,887
Emerald TopCo Inc Term Loan	5.103%(1 Mo. LIBOR + 3.50%)	7/24/2026	23,819	23,816,801
Garda World Security Corporation 2019 1st Lien Term Loan B (Canada)(g)	6.39%(3 Mo. LIBOR + 4.75%)	10/30/2026	6,551	6,541,147
Genuine Financial Holdings, LLC 2018 1st Lien Term Loan	5.353%(1 Mo. LIBOR + 3.75%)	7/12/2025	33,798	33,121,665
Guidehouse LLP 2018 Term Loan	6.103%(1 Mo. LIBOR + 4.50%)	5/1/2025	41,928	41,718,354	(k)
Hampton Rubber Company 1st Lien Term Loan	5.603%(1 Mo. LIBOR + 4.00%)	3/27/2021	21,760	21,569,460	(k)
I-Logic Technologies Bidco Limited 2018 USD Term Loan (United Kingdom)(g)	4.353%(1 Mo. LIBOR + 2.75%)	12/21/2024	9,635	9,514,215
KUEHG Corp. 2017 2nd Lien Term Loan	10.195%(3 Mo. LIBOR + 8.25%)	8/18/2025	13,446	13,412,385
KUEHG Corp. 2018 Incremental Term Loan	5.695%(3 Mo. LIBOR + 3.75%)	2/21/2025	36,815	36,401,169
Learning Care Group, Inc. 2018 1st Lien Term Loan	5.027% (3 Mo. LIBOR + 3.25%) 5.195%	3/13/2025	20,715	20,524,872

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Service (continued)

MHI Holdings, LLC Term Loan B	6.603%(1 Mo. LIBOR + 5.00%)		9/21/2026	$25,905	$25,873,081	(k)
North American Lifting Holdings, Inc. 1st Lien Term Loan	6.445%(3 Mo. LIBOR + 4.50%)		11/27/2020	20,087	17,888,293
North American Lifting Holdings, Inc. 2nd Lien Term Loan	10.945%(3 Mo. LIBOR + 9.00%)		11/26/2021	3,520	2,065,129
Sedgwick Claims Management Services, Inc. 2018 Term Loan B	4.853%(1 Mo. LIBOR + 3.25%)		12/31/2025	9,252	9,066,607	(k)
Sedgwick Claims Management Services, Inc. 2019 Term Loan B	5.603%(1 Mo. LIBOR + 4.00%)		9/3/2026	6,646	6,604,070
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	6.195%(3 Mo. LIBOR + 4.25%)		7/30/2025	23,855	23,586,244	(k)
Stericycle Inc 2017 Term Loan	—	(j)	11/17/2022	9,608	9,488,233	(k)
Stericycle Inc Incremental Term Loan	—	(j)	11/17/2022	17,869	17,154,428	(k)
STG-Fairway Holdings, LLC Term Loan B	5.103%(1 Mo. LIBOR + 3.50%)		1/22/2027	10,930	10,909,224	(k)
TKC Holdings, Inc. 2017 1st Lien Term Loan	5.36%(1 Mo. LIBOR + 3.75%)		2/1/2023	18,495	17,561,349
USIC Holdings, Inc. 2017 Term Loan B	4.853%(1 Mo. LIBOR + 3.25%)		12/8/2023	18,956	18,711,417
Weight Watchers International, Inc. 2017 Term Loan B	6.72%(3 Mo. LIBOR + 4.75%)		11/29/2024	39,635	39,667,755
Total					480,663,191

Transportation 4.57%

American Axle and Manufacturing, Inc. Term Loan B	3.88%(1 Mo. LIBOR + 2.25%)		4/6/2024	20,948	20,476,336
Belron Finance U.S. LLC 2018 Term Loan B	3.957%(3 Mo. LIBOR + 2.25%)		11/13/2025	9,533	9,473,130	(k)
Belron Finance U.S. LLC USD Term Loan B	3.992%(3 Mo. LIBOR + 2.25%)		11/7/2024	9,367	9,308,604
Belron Finance US LLC 2019 USD Term Loan B	4.27%(3 Mo. LIBOR + 2.50%)		10/30/2026	16,519	16,483,287
Chassix Inc. 2017 1st Lien Term Loan	7.438% (3 Mo. LIBOR + 5.50%) 9.250%		11/15/2023	20,586	17,291,890
Commercial Barge Line Company 2015 1st Lien Term Loan	—	(j)	11/12/2020	42,014	14,652,439
Commercial Barge Line Company 2020 DIP Term Loan	9.00%(1 Mo. LIBOR + 7.00%)		2/3/2027	2,548	2,471,160	(k)
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	10.084%(3 Mo. LIBOR + 8.25%)		4/10/2026	47,742	44,400,060	(k)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Transportation (continued)

Fastlane Parent Company, Inc. 2018 Add On 1st Lien Term Loan	6.447%(3 Mo. LIBOR + 4.50%)	2/4/2026		$9,395	$9,253,987	(k)
Gates Global LLC 2017 USD Repriced Term Loan B	— (j)	4/1/2024		9,715	9,567,570
Genesee & Wyoming Inc. (New) Term Loan	3.906%(3 Mo. LIBOR + 2.00%)	12/30/2026		20,651	20,564,642
Gruden Acquisition, Inc. 2017 Term Loan	7.445%(3 Mo. LIBOR + 5.50%)	8/18/2022		27,330	27,466,729	(k)
Gruden Acquisition, Inc. 2nd Lien Term Loan	10.445%(3 Mo. LIBOR + 8.50%)	8/18/2023		24,245	24,083,407
Hornblower Sub, LLC 2018 Term Loan B	6.445%(3 Mo. LIBOR + 4.50%)	4/27/2025		9,259	9,224,188
Mavis Tire Express Services Corp. 2018 1st Lien Term Loan	4.853%(1 Mo. LIBOR + 3.25%)	3/20/2025		27,629	26,696,087
Navistar International Corporation 2017 1st Lien Term Loan B	5.16%(1 Mo. LIBOR + 3.50%)	11/6/2024		19,935	19,772,902
Panther BF Aggregator 2 LP USD Term Loan B (Canada)(g)	5.103%(1 Mo. LIBOR + 3.50%)	4/30/2026		44,712	43,649,857
Tenneco, Inc. 2018 Term Loan B	4.603%(1 Mo. LIBOR + 3.00%)	10/1/2025		38,422	36,164,290
Thor Industries, Inc. EUR Term Loan B(f)	4.00%(1 Mo. Euribor + 4.00%)	2/1/2026	EUR	16,851	18,625,724
Thor Industries, Inc. USD Term Loan B	5.438%(1 Mo. LIBOR + 3.75%)	2/1/2026		$13,884	13,675,906
WestJet Airlines Ltd. Term Loan B (Canada)(g)	4.653%(1 Mo. LIBOR + 3.00%)	12/11/2026		37,213	36,022,184
Total					429,324,379

Utility 2.94%

Adient US LLC Term Loan B	5.741% (3 Mo. LIBOR + 4.00%) 5.944%	5/6/2024		24,660	24,258,971
Brookfield WEC Holdings Inc. 2020 Term Loan	4.603%(1 Mo. LIBOR + 3.00%)	8/1/2025		42,436	41,764,108
Calpine Construction Finance Company, L.P. 2017 Term Loan B	3.603%(1 Mo. LIBOR + 2.00%)	1/15/2025		5,138	5,076,567
Calpine Corporation 2019 Term Loan B10	3.603%(1 Mo. LIBOR + 2.00%)	8/12/2026		18,071	17,815,443
Calpine Corporation Term Loan B5	4.20%(3 Mo. LIBOR + 2.25%)	1/15/2024		12,621	12,447,500
EFS Cogen Holdings I LLC 2016 Term Loan B	4.86% (3 Mo. LIBOR + 3.25%) 5.20%	6/28/2023		9,718	9,700,546
ExGen Renewables IV, LLC Term Loan B	4.62%(3 Mo. LIBOR + 3.00%)	11/28/2024		25,308	25,260,097

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Utility (continued)

Frontera Generation Holdings LLC 2018 Term Loan B	5.909%(1 Mo. LIBOR + 4.25%)	5/2/2025	$33,731	$28,839,731
Helix Gen Funding, LLC Term Loan B	5.353%(1 Mo. LIBOR + 3.75%)	6/3/2024	40,107	38,752,972
Lightstone Holdco LLC 2018 Term Loan B	5.353%(1 Mo. LIBOR + 3.75%)	1/30/2024	35,550	31,773,081
Lightstone Holdco LLC 2018 Term Loan C	5.353%(1 Mo. LIBOR + 3.75%)	1/30/2024	2,005	1,792,049
Pacific Gas & Electric Company Revolver Term Loan B	7.03%	4/27/2022	29,129	30,531,022
Vistra Operations Company LLC 1st Lien Term Loan B3	3.353% (1 Mo. LIBOR + 1.75%) 3.409%	12/31/2025	7,561	7,488,873
Total				275,500,960
Total Floating Rate Loans (cost $8,586,418,311)				8,319,111,084
Total Long- Term Investments (cost $9,524,780,474)				9,213,414,492

SHORT-TERM INVESTMENTS 3.69%

REPURCHASE AGREEMENTS

Repurchase Agreement dated 2/28/2020, 0.85% due 3/2/2020 with Fixed Income Clearing Corp. collateralized by $141,700,000 of U.S. Treasury Note at 2.625% due 6/15/2021; value: $145,011,387; proceeds: $142,176,110			$142,166	$142,166,040
Repurchase Agreement dated 2/28/2020, 1.47% due 3/2/2020 with JPMorgan Chase & Co. collateralized by $111,871,000 of U.S. Treasury Note at 2.75% due 9/15/2021; value: $116,284,036; proceeds: $114,013,965			114,000	114,000,000
Repurchase Agreement dated 2/28/2020, 1.55% due 3/2/2020 with Toronto Dominion Grand Cayman collateralized by $90,820,000 of U.S. Treasury Note at 1.25% due 8/31/2024; value: $92,078,493; proceeds: $90,011,625			90,000	90,000,000
Total Repurchase Agreements (cost $346,166,040)				346,166,040
Total Investments in Securities 101.88% (cost $9,870,946,514)				9,559,580,532
Less Unfunded Loan Commitments (0.16%) (cost $15,175,703)				(15,165,214)
Net Investments 101.72% (cost $9,855,770,811)				9,544,415,318
Liabilities in Excess of Foreign Cash and Other Assets(l) (1.72%)				(161,761,392)
Net Assets 100.00%				$9,382,653,926

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2020

CAD	Canadian dollar.
EUR	Euro.
GBP	British pound.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
Prime Rate	An index for lending larely determined by the federal funds rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 29, 2020, the total value of Rule 144A securities was $714,870,937, which represents 7.62% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2020.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(d)	Amount is less than 1,000 shares.
(e)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	Investment in non-U.S. dollar denominated securities.
(g)	Foreign security traded in U.S. dollars.
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 29, 2020.
(j)	Interest rate to be determined.
(k)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(l)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at February 29, 2020 (1):

Referenced Index	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX. NA.HY.33(4)(5)	Credit Suisse	5.00%	12/20/2024	$45,675,891	$48,096,713	$2,420,822	—

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2020

(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Open Total Return Swaps Contracts at February 29, 2020:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Notional Value	Unrealized Depreciation
Barclays Bank plc	IBXXLL	3 Mo. LIBOR + .00%	285,388	Long	3/20/2020	$50,000,000	$49,815,925	$(184,075)
Barclays Bank plc	IBXXLL	3 Mo. LIBOR + .00%	284,998	Long	3/20/2020	50,000,000	49,747,777	(252,223)
Barclays Bank plc	IBXXLL	3 Mo. LIBOR + .00%	281,738	Long	3/20/2020	50,000,000	49,178,735	(821,265)
Barclays Bank plc	IBXXLL	3 Mo. LIBOR + .00%	280,505	Long	3/20/2020	50,000,000	48,963,535	(1,036,465)
Barclays Bank plc	IBXXLL	3 Mo. LIBOR + .00%	559,284	Long	3/20/2020	100,000,000	97,625,840	(2,374,160)
Barclays Bank plc	IBXXLL	3 Mo. LIBOR + .00%	277,469	Long	6/20/2020	50,000,000	48,419,349	(1,580,651)
Barclays Bank plc	IBXXLL	3 Mo. LIBOR + .00%	277,654	Long	6/20/2020	50,000,000	48,451,615	(1,548,385)
J.P. Morgan	IBXXLL	3 Mo. LIBOR + .00%	559,284	Long	6/20/2020	100,000,000	97,596,943	(2,403,057)
Total						$500,000,000	$489,799,718	$(10,200,282)

*	iBOXX Leverage Loan Index.

Open Forward Foreign Currency Exchange Contracts at February 29, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	J.P. Morgan	4/17/2020	5,080,000	$3,887,527	$3,784,725	$102,802
Canadian dollar	Sell	J.P. Morgan	4/17/2020	4,857,000	3,723,848	3,618,585	105,263
Canadian dollar	Sell	J.P. Morgan	4/17/2020	1,726,000	1,303,937	1,285,913	18,024
Canadian dollar	Sell	Bank of America	4/17/2020	1,351,362	1,019,717	1,006,798	12,919
British pound	Sell	J.P. Morgan	3/5/2020	3,828,000	4,945,002	4,908,354	36,648
British pound	Sell	State Street Bank and Trust	3/5/2020	2,007,983	2,607,336	2,574,685	32,651
British pound	Sell	State Street Bank and Trust	3/5/2020	1,860,000	2,401,130	2,384,937	16,193
British pound	Sell	Standard Chartered Bank	3/5/2020	1,800,000	2,325,715	2,308,004	17,711
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$342,211

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	State Street Bank and Trust	5/12/2020	63,451,000	$69,616,648	$70,333,294	$(716,646)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2020

Open Futures Contracts at February 29, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2020	310	Long	$37,701,571	$38,052,500	$350,929

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2020	1,326	Short	$(175,941,278)	$(178,678,500)	$(2,737,222)
U.S. 2-Year Treasury Note	June 2020	424	Short	(92,109,942)	(92,571,125)	(461,183)
Total Unrealized Depreciation on Open Futures Contracts						$(3,198,405)

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$154,573,792	$—	$154,573,792
Common Stocks
Gaming/Leisure	—	—	59,755	59,755
Retail	—	—	—	—
Other	17,976,016	—	—	17,976,016
Convertible Bonds	—	55,519,283	—	55,519,283
Corporate Bonds
Metals/Minerals	—	21,352,667	5	21,352,672
Other	—	644,821,890	—	644,821,890
Floating Rate Loans
Aerospace	—	252,406,067	46,466,178	298,872,245
Chemicals	—	103,217,584	21,279,585	124,497,169
Consumer Durables	—	59,267,375	11,434,342	70,701,717
Consumer Non-Durables	—	146,921,371	53,630,851	200,552,222
Energy	—	236,649,588	53,979,007	290,628,595
Financial	—	476,512,881	58,547,878	535,060,759
Food & Drug	—	26,028,303	—	26,028,303
Food/Tobacco	—	355,098,998	67,493,939	422,592,937
Forest Products	—	248,463,003	—	248,463,003
Gaming/Leisure	—	412,251,322	91,884,995	504,136,317
Healthcare	—	848,624,958	148,698,022	997,322,980
Housing	—	147,620,019	75,366,601	222,986,620
Information Technology	—	799,393,561	60,374,476	859,768,037
Manufacturing	—	367,595,079	86,324,582	453,919,661
Media/Telecommunications	—	1,323,756,747	93,045,904	1,416,802,651
Metals/Minerals	—	19,320,145	29,354,613	48,674,758
Retail	—	375,868,087	36,746,493	412,614,580
Service	—	300,615,031	180,048,160	480,663,191
Transportation	—	336,259,313	93,065,066	429,324,379
Utility	—	275,500,960	—	275,500,960
Less Unfunded Commitments	—	(8,647,629)	(6,517,585)	(15,165,214)
Short-Term Investments
Repurchase Agreements	—	346,166,040	—	346,166,040
Total	$17,976,016	$8,325,156,435	$1,201,282,867	$9,544,415,318

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 29, 2020

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Total Return Swap Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(10,200,282)	—	(10,200,282)
Forward Foreign Currency Exchange Contracts
Assets	—	342,211	—	342,211
Liabilities	—	(716,646)	—	(716,646)
Futures Contracts
Assets	350,929	—	—	350,929
Liabilities	(3,198,405)	—	—	(3,198,405)
Total	$(2,847,476)	$(8,153,895)	$—	$(11,001,371)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loans
Balance as of December 1, 2019	$4,662,015	$—	$5	$674,941,989
Accrued Discounts (Premiums)	—	—	—	635,206
Realized Gain (Loss)	—	—	—	(6,513,347)
Change in Unrealized Appreciation (Depreciation)	—	(33,612)	—	(4,370,081)
Purchases	—	—	—	238,980,270
Sales	—	—	—	(120,113,194)
Transfers into Level 3	—	93,367	—	587,879,700
Transfers out of Level 3	(4,662,015)	—	—	(170,217,436)
Balance as of February 29, 2020	$—	$59,755	$5	$1,201,223,107
Change in unrealized appreciation/depreciation for the period ended February 29, 2020, related to Level 3 investments held at February 29, 2020	$—	$(33,612)	$—	$(6,343,309)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 99.09%

ASSET-BACKED SECURITIES 0.42%

Other

CIFC Funding Ltd. 2013 3RA C†	4.701%(3 Mo. LIBOR + 2.90%)	#	4/24/2031		$1,721	$1,679,874
Jamestown CLO VII Ltd. 2015-7A CR†	4.394%(3 Mo. LIBOR + 2.60%)	#	7/25/2027		250	246,875
KKR CLO 28 LTD-28A C†(a)	Zero Coupon	#(b)	3/15/2031		8,328	8,323,830
Madison Park Funding XXVII Ltd. 2018-27A C†	4.419%(3 Mo. LIBOR + 2.60%)	#	4/20/2030		4,320	4,156,789
Octagon Investment Partners 44 Ltd. 2019-1A E†	8.609%(3 Mo. LIBOR+ 6.79%)	#	7/20/2032		3,750	3,777,249
Regatta XVI Funding Ltd. 2019-2A D†	5.803%(3 Mo. LIBOR+ 3.90%)	#	1/15/2033		3,462	3,469,461
TCW CLO 2019-1 AMR Ltd. 2019-1A C†	4.792%		2/15/2029		6,440	6,457,979
Total Asset-Backed Securities (cost $27,700,120)						28,112,057

				Shares (000)
COMMON STOCKS 3.13%

Cable & Satellite Television 0.11%

Cable One, Inc.					5	7,380,610

Diversified Capital Goods 0.14%

Badger Meter, Inc.					160	9,636,731

Electric: Generation 0.21%

SolarEdge Technologies, Inc. (Israel)*(c)					113	14,118,055

Energy: Exploration & Production 0.11%

Chaparral Energy, Inc. Class A*					284	152,294
MEG Energy Corp.*(d)				CAD	1,551	7,141,304
Templar Energy LLC Class A Units					191	15,246	(e)
Total						7,308,844

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2020

Investments	Principal Amount (000)	Fair Value
Food & Drug Retailers 0.10%

Casey’s General Stores, Inc.	$44	$7,135,385
Fairway Group Holdings Corp.	20	197	(e)
Total		7,135,582

Food: Wholesale 0.35%

Beyond Meat, Inc.*	261	23,421,600

Investments & Miscellaneous Financial Services 0.00%

Penson Technologies Class A Units	4,881	48,812	(e)

Machinery 0.10%

Generac Holdings, Inc.*	65	6,685,596

	Shares (000)
Medical Products 0.10%

Shockwave Medical, Inc.*	171	6,874,657

Packaging 0.10%

Ball Corp.	94	6,614,503

Personal & Household Products 0.10%

Gibson Brands, Inc.	57	6,669,417	(f)
Remington Outdoor Co., Inc.	128	96,244
Total		6,765,661

Pharmaceuticals 0.48%

Bridgebio Pharma, Inc.*	245	7,802,470
Nevro Corp.*	54	7,002,200
NextCure, Inc.*	428	17,887,604
Total		32,692,274

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2020

Investments	Principal Amount (000)	Fair Value
Rail 0.10%

Kansas City Southern	$43	$6,542,676

Restaurants 0.21%

Shake Shack, Inc. Class A*	119	7,066,465
Texas Roadhouse, Inc.	122	6,845,797
Total		13,912,262

Software/Services0.33%

Shopify, Inc. Class A (Canada)*(c)	15	7,141,460
Spotify Technology SA (Sweden)*(c)	50	6,837,626
Trade Desk, Inc. (The) Class A*	28	8,096,716
Total		22,075,802

Specialty Retail 0.21%

Claires Holdings LLC	7	4,114,885	(f)
Lululemon Athletica, Inc. (Canada)*(c)	47	10,191,529
Total		14,306,414

Support: Services 0.10%

Bright Horizons Family Solutions, Inc.*	43	6,807,267

Technology Hardware & Equipment 0.26%

Apple, Inc.	24	6,610,938
NVIDIA Corp.	41	11,016,696
Total		17,627,634

Transportation: Infrastructure/Services 0.02%

Chassix Holdings, Inc.	160	1,436,364	(f)
Total Common Stocks (cost $239,967,559)		211,391,344

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BONDS 2.35%

Aerospace/Defense 0.10%

Aerojet Rocketdyne Holdings, Inc.	2.25%	12/15/2023	$3,465	$6,687,721

Automakers 0.36%

Tesla, Inc.	2.00%	5/15/2024	10,474	24,043,708

Health Services 0.29%

Teladoc Health, Inc.	1.375%	5/15/2025	8,070	19,534,677

Medical Products 0.26%

DexCom, Inc.	0.75%	5/15/2022	2,512	7,003,770
Insulet Corp.	1.375%	11/15/2024	3,631	7,495,098
Nevro Corp.	1.75%	6/1/2021	1,919	2,825,181
Total				17,324,049

Real Estate Development & Management 0.12%

Redfin Corp.	1.75%	7/15/2023	7,379	8,476,995

Software/Services 0.85%

Akamai Technologies, Inc.†	0.375%	9/1/2027	7,299	7,288,781
DocuSign, Inc.	0.50%	9/15/2023	10,610	14,464,607
Everbridge, Inc.	1.50%	11/1/2022	2,736	8,600,069
Five9, Inc.	0.125%	5/1/2023	4,403	8,114,273
RingCentral, Inc.	Zero Coupon	3/1/2025	19,100	18,920,938
Total				57,388,668

Specialty Retail 0.09%

RH	Zero Coupon	6/15/2023	5,640	6,416,160

Support: Services 0.12%

Square, Inc.	0.375%	3/1/2022	2,170	7,856,215

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology Hardware & Equipment 0.16%

Lumentum Holdings, Inc.†	0.50%	12/15/2026	$9,892	$10,689,125
Total Convertible Bonds (cost $152,880,511)				158,417,318

	Dividend Rate		Shares (000)
CONVERTIBLE PREFERRED STOCK 0.09%

Telecommunications: Wireless

Crown Castle International Corp. (cost $7,333,736)	6.875%		5	6,372,950

FLOATING RATE LOANS(g) 7.32%

Aerospace/Defense 0.28%

Doncasters Finance US LLC USD Term Loan	5.445%(3 Mo. LIBOR + 3.50%)	4/9/2020	8,575	7,183,706
Forming Machining Industries Holdings, LLC Term Loan	5.945%(3 Mo. LIBOR + 4.00%)	10/9/2025	12,124	11,457,203	(h)
Total				18,640,909

Automakers 0.20%

Thor Industries, Inc. USD Term Loan B	5.438%(1 Mo. LIBOR + 3.75%)	2/1/2026	14,007	13,797,076

Building Materials 0.56%

Airxcel, Inc. 2018 1st Lien Term Loan	6.103%(1 Mo. LIBOR + 4.50%)	4/28/2025	8,508	8,408,778
Forterra Finance LLC 2017 Term Loan B	4.603%(1 Mo. LIBOR + 3.00%)	10/25/2023	10,893	10,552,263
Hayward Industries, Inc. 1st Lien Term Loan	5.103%(1 Mo. LIBOR + 3.50%)	8/5/2024	7,214	7,084,704
Yak Access, LLC 2018 2nd Lien Term Loan B	11.629%(1 Mo. LIBOR + 10.00%)	7/10/2026	12,853	11,567,776	(h)
Total				37,613,521

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.03%

Polar US Borrower, LLC 2018 1st Lien Term Loan	6.624%(3 Mo. LIBOR + 4.75%)	10/15/2025	$2,141	$2,093,053	(h)

Diversified Capital Goods 0.07%

UTEX Industries Inc. 1st Lien Term loan 2014	5.603%(1 Mo. LIBOR + 4.00%)	5/22/2021	5,785	4,763,390

Electric: Generation 0.72%

ExGen Renewables IV, LLC Term Loan B	4.62%(3 Mo. LIBOR + 3.00%)	11/28/2024	10,852	10,831,496
Frontera Generation Holdings LLC 2018 Term Loan B	5.909%(1 Mo. LIBOR + 4.25%)	5/2/2025	9,441	8,071,954
Helix Gen Funding, LLC Term Loan B	5.353%(1 Mo. LIBOR + 3.75%)	6/3/2024	10,500	10,145,901
Lonestar II Generation Holdings LLC Term Loan B	6.603%(1 Mo. LIBOR + 5.00%)	4/20/2026	8,297	8,317,420
Moxie Patriot LLC Delayed Draw Term Loan B2	7.695%(3 Mo. LIBOR + 5.75%)	12/19/2020	4,429	4,258,671
Moxie Patriot LLC Term Loan B1	7.695%(3 Mo. LIBOR + 5.75%)	12/19/2020	3,062	2,944,146
Panda Temple Power, LLC 2nd Lien Term Loan	9.603%(1 Mo. LIBOR + 8.00%)	2/7/2023	3,888	3,910,963
Total				48,480,551

Electric: Integrated 0.01%

Lonestar II Generation Holdings LLC Term Loan C	6.603%(1 Mo. LIBOR + 5.00%)	4/20/2026	1,001	1,003,111
Pacific Gas & Electric Company Revolver Term Loan B	7.03%	4/27/2022	2	1,901
Total				1,005,012

Electronics 0.20%

II-VI Incorporated Term Loan B	5.103%(1 Mo. LIBOR + 3.50%)	9/24/2026	13,498	13,396,432

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food & Drug Retailers 0.00%

Fairway Group Acquisition Company 2018 Holdco Term Loan	11.00%	2/24/2024	$1,392	$139	(h)
Fairway Group Acquisition Company 2018 Last Out Term Loan	10.00%	11/27/2023	1,552	155	(h)
Total				294

Food: Wholesale 0.21%

Froneri International PLC 2020 USD 2nd Lien Term Loan (United Kingdom)(c)	7.353%(6 Mo. LIBOR + 5.75%)	1/31/2028	6,997	7,032,465	(h)
United Natural Foods, Inc. Term Loan B	5.853%(1 Mo. LIBOR + 4.25%)	10/22/2025	8,257	6,950,956
Total				13,983,421

Gaming 0.53%

Montreign Operating Company, LLC Term Loan	9.853%(1 Mo. LIBOR + 8.25%)	1/24/2023	8,182	7,226,776
Playtika Holding Corp Term Loan B	7.603%(1 Mo. LIBOR + 6.00%)	12/10/2024	12,916	12,952,261
Spectacle Gary Holdings LLC Delayed Draw Term Loan	0.50%	12/23/2025	510	522,952	(h)
Spectacle Gary Holdings LLC Term Loan B	11.00%(1 Mo. LIBOR + 9.00%)	12/23/2025	7,041	7,216,737	(h)
TopGolf International, Inc. Term Loan B	7.159%(1 Mo. LIBOR + 5.50%)	2/8/2026	7,680	7,665,565
Total				35,584,291

Gas Distribution 0.11%

Medallion Midland Acquisition, LLC 1st Lien Term Loan	4.853%(3 Mo. LIBOR + 3.25%)	10/30/2024	7,654	7,398,549

Health Care Services 0.02%

EyeCare Partners, LLC 2020 Delayed Draw Term Loan	0.50%	2/5/2027	1,500	1,482,662

Health Services 0.59%

Da Vinci Purchaser Corp. 2019 Term Loan	5.872%(3 Mo. LIBOR + 4.00%)	1/8/2027	7,180	7,152,975

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Services (continued)

EyeCare Partners, LLC 2020 Term Loan	5.418%(1 Mo. LIBOR + 3.75%)	2/5/2027	$6,429	$6,354,267
Parexel International Corporation Term Loan B	4.353%(1 Mo. LIBOR + 2.75%)	9/27/2024	14,336	13,965,319
Sound Inpatient Physicians 2018 2nd Lien Term Loan	8.353%(1 Mo. LIBOR + 6.75%)	6/26/2026	12,364	12,419,808
Total				39,892,369

Investments & Miscellaneous Financial Services 0.11%

Minotaur Acquisition, Inc. Term Loan B	6.603%(1 Mo. LIBOR + 5.00%)	3/27/2026	7,704	7,652,566

Machinery 0.06%

North American Lifting Holdings, Inc. 2nd Lien Term Loan	10.945%(3 Mo. LIBOR + 9.00%)	11/26/2021	7,323	4,296,148

Media: Content 0.16%

Univision Communications Inc. Term Loan C5	4.353%(1 Mo. LIBOR + 2.75%)	3/15/2024	10,909	10,532,858

Oil Field Equipment & Services 0.18%

Ulterra Drilling Technologies, LP Term Loan B	6.853%(1 Mo. LIBOR + 5.25%)	11/26/2025	13,668	12,301,043	(h)

Packaging 0.15%

Proampac PG Borrower LLC 2016 1st Lien Term Loan	5.155%(3 Mo. LIBOR + 3.50%)	11/20/2023	10,491	10,071,257

Personal & Household Products 0.23%

Britax U.S. Holdings, Inc. USD Term Loan	5.445%(3 Mo. LIBOR + 3.50%)	10/15/2020	8,457	1,014,895
FGI Operating Company, LLC Exit Term Loan	12.00%(3 Mo. LIBOR + 10.00%)	5/15/2022	835	667,642	(h)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Personal & Household Products (continued)

Revlon Consumer Products Corporation 2016 Term Loan B	5.103%(3 Mo. LIBOR + 3.50%)		9/7/2023	$9,994	$6,787,727
TGP Holdings III, LLC 2nd Lien Term Loan	10.277%(3 Mo. LIBOR + 8.50%)		9/25/2025	7,626	7,054,050
Total					15,524,314

Recreation & Travel 0.12%

United PF Holdings, LLC 2019 1st Lien Delayed Draw Term Loan	0.50%		12/30/2026	873	871,890	(h)
United PF Holdings, LLC 2019 1st Lien Term Loan	5.603%(1 Mo. LIBOR + 4.00%)		12/30/2026	7,051	7,042,192
Total					7,914,082

Restaurants 0.21%

Flynn Restaurant Group LP 1st Lien Term Loan	5.103%(1 Mo. LIBOR + 3.50%)		6/27/2025	6,904	6,683,486
Flynn Restaurant Group LP 2nd Lien Term Loan	8.653%(1 Mo. LIBOR + 7.00%)		6/29/2026	7,858	7,151,206	(h)
Total					13,834,692

Software/Services 0.68%

Almonde, Inc. USD 2nd Lien Term Loan	8.25%(3 Mo. LIBOR + 7.25%)		6/13/2025	7,272	6,986,041
Ancestry.com Operations, Inc. 2019 Extended Term Loan B	5.86%(1 Mo. LIBOR + 4.25%)		8/27/2026	6,648	6,016,076
Optiv Security, Inc. 1st Lien Term Loan	4.853%(1 Mo. LIBOR + 3.25%)		2/1/2024	8,578	7,407,347
Project Boost Purchaser, LLC 2019 Term Loan B	5.103%(1 Mo. LIBOR + 3.50%)		6/1/2026	8,320	8,132,869
STG-Fairway Holdings, LLC Term Loan B	5.103%(1 Mo. LIBOR + 3.50%)		1/22/2027	2,584	2,578,867	(h)
Tibco Software Inc. 2020 2nd Lien Term Loan	—	(i)	3/3/2028	4,220	4,262,225
Vertafore, Inc. 2018 2nd Lien Term Loan	8.853%(1 Mo. LIBOR + 7.25%)		7/2/2026	10,721	10,763,422
Total					46,146,847

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail 0.64%

Claire’s Stores, Inc. 2019 Term Loan B	8.421%(3 Mo. LIBOR + 6.50%)		12/18/2026	$4,435	$4,278,395
CWGS Group, LLC Term Loan 2016 Term Loan	4.353%(1 Mo. LIBOR + 2.75%)		11/8/2023	7,663	7,045,942
J. Crew Group, Inc. Consenting Term Loan	5.181%(3 Mo. LIBOR + 3.22%)		3/5/2021	17,416	15,315,492
Mavis Tire Express Services Corp. 2018 1st Lien Term Loan	4.853%(1 Mo. LIBOR + 3.25%)		3/20/2025	9,617	9,292,597
Mavis Tire Express Services Corp. 2018 Delayed Draw Term Loan	3.00%(1 Mo. LIBOR + 3.25%)		3/20/2025	1,226	1,184,292
MND Holdings III Corp 2018 1st Lien Term Loan	5.445%(3 Mo. LIBOR + 3.50%)		6/19/2024	6,642	6,011,287	(h)
Total					43,128,005

Support: Services 1.19%

Corecivic Inc 2019 Term Loan	6.11%(1 Mo. LIBOR + 4.50%)		12/12/2024	12,455	12,361,837
DG Investment Intermediate Holdings 2, Inc. 2018 1st Lien Term Loan	4.603%(1 Mo. LIBOR + 3.00%)		2/3/2025	10,523	10,259,489
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	10.084%(3 Mo. LIBOR + 8.25%)		4/10/2026	17,104	15,906,720	(h)
KUEHG Corp. 2017 2nd Lien Term Loan	10.195%(3 Mo. LIBOR + 8.25%)		8/18/2025	7,108	7,090,230
MHI Holdings, LLC Term Loan B	6.603%(1 Mo. LIBOR + 5.00%)		9/21/2026	9,479	9,467,567	(h)
NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan	4.853%(1 Mo. LIBOR + 3.25%)		10/20/2025	7,551	7,072,905
NEP/NCP Holdco, Inc. 2018 2nd Lien Term Loan	8.794%(1 Mo. LIBOR + 3.25%)		10/19/2026	10,774	9,588,773
PowerTeam Services, LLC 2018 2nd Lien Term Loan	9.195%(1 Mo. LIBOR + 7.25%)		3/6/2026	9,613	8,139,039
Total					79,886,560

Transportation: Infrastructure/Services 0.06%

Commercial Barge Line Company 2015 1st Lien Term Loan	—	(i)	11/12/2020	9,808	3,420,592
Commercial Barge Line Company 2020 DIP Term Loan	9.00%		2/3/2027	586	568,048	(h)
Total					3,988,640
Total Floating Rate Loans (cost $520,278,648)					493,408,542

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 0.77%

Argentina 0.51%

Ciudad Autonoma De Buenos Aires†(c)	7.50%	6/1/2027	$12,039	$10,323,563
Province of Santa Fe†(c)	6.90%	11/1/2027	10,932	8,855,029
Provincia de Mendoza†(c)	8.375%	5/19/2024	10,607	7,796,145
Provincia of Neuquen†(c)	7.50%	4/27/2025	9,987	7,739,925
Total				34,714,662

Ecuador 0.15%

Ecuador Government International Bond†(c)	10.75%	1/31/2029	12,842	9,796,616

Ukraine 0.11%

Ukraine Government†(c)	7.375%	9/25/2032	6,600	7,093,443
Total Foreign Government Obligations (cost $57,252,033)				51,604,721

HIGH YIELD CORPORATE BONDS 84.75%

Advertising 0.14%

Clear Channel Worldwide Holdings, Inc.†	9.25%	2/15/2024	8,738	9,302,344

Aerospace/Defense 1.98%

Arconic, Inc.	6.75%	1/15/2028	12,501	14,698,863
Booz Allen Hamilton, Inc.†	5.125%	5/1/2025	13,038	13,375,098
F-Brasile SpA / F-Brasile US LLC (Italy)†(c)	7.375%	8/15/2026	7,012	7,485,310
Kratos Defense & Security Solutions, Inc.†	6.50%	11/30/2025	9,278	9,838,531
Signature Aviation US Holdings, Inc.†	4.00%	3/1/2028	16,409	16,232,603
TransDigm, Inc.†	6.25%	3/15/2026	21,356	22,650,729
TransDigm, Inc.	6.375%	6/15/2026	37,928	39,043,083
Triumph Group, Inc.†	6.25%	9/15/2024	3,036	3,159,975
Triumph Group, Inc.	7.75%	8/15/2025	6,937	6,887,851
Total				133,372,043

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Air Transportation 0.59%

Azul Investments LLP†	5.875%	10/26/2024		$13,658	$13,492,943
Hawaiian Airlines 2013-1 Class B Pass-Through Certificates	4.95%	7/15/2023		7,732	7,952,141
Latam Finance Ltd.†	7.00%	3/1/2026		6,832	6,844,537
Transportes Aereos Portugueses SA†(d)	5.625%	12/2/2024	EUR	4,300	4,794,785
United Airlines Holdings, Inc.	4.875%	1/15/2025		$6,387	6,437,553
Total					39,521,959

Auto Loans 0.32%

Mclaren Finance plc(d)	5.00%	8/1/2022	GBP	18,309	21,450,362

Auto Parts & Equipment 1.71%

Adient Global Holdings Ltd.†	4.875%	8/15/2026		$16,184	13,999,565
Adient US LLC†	7.00%	5/15/2026		13,063	13,626,355
American Axle & Manufacturing, Inc.	6.50%	4/1/2027		11,912	11,459,642
Garrett LX I Sarl/Garrett Borrowing LLC†(d)	5.125%	10/15/2026	EUR	6,385	6,220,497
IAA, Inc.†	5.50%	6/15/2027		$10,474	11,108,724
IHO Verwaltungs GmbH PIK 5.50% (Germany)†(c)	4.75%	9/15/2026		13,436	13,601,565
Panther BF Aggregator 2 LP/ Panther Finance Co., Inc.(d)	4.375%	5/15/2026	EUR	6,088	6,620,506
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.†	8.50%	5/15/2027		$16,858	17,184,202
Tenneco, Inc.	5.00%	7/15/2026		15,735	13,571,831
Wabash National Corp.†	5.50%	10/1/2025		7,816	7,702,004
Total					115,094,891

Automakers 1.13%

Aston Martin Capital Holdings Ltd. (Jersey)†(c)	6.50%	4/15/2022		16,985	15,711,125
General Motors Corp.	7.20%	1/15/2049		8,500	850	(e)
Jaguar Land Rover Automotive PLC†(d)	6.875%	11/15/2026	EUR	7,533	7,983,414
Mclaren Finance plc. (United Kingdom)†(c)	5.75%	8/1/2022		$3,498	3,204,343
Tesla, Inc.†	5.30%	8/15/2025		49,378	49,500,951
Total					76,400,683

Banking 2.75%

Ally Financial, Inc.	8.00%	11/1/2031		9,901	13,724,667

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)

BNP Paribas SA (France)†(c)	4.50%(5 Yr Treasury Constant Maturity Rate + 2.94%) #	—	(j)	$8,008	$7,652,645
CIT Group, Inc.	5.25%	3/7/2025		6,005	6,587,995
CIT Group, Inc.	6.125%	3/9/2028		21,067	25,340,388
Credit Suisse Group AG (Switzerland)†(c)	5.10%(5 Yr Treasury Constant Maturity Rate + 3.29%) #	—	(j)	909	903,319
Credit Suisse Group AG (Switzerland)†(c)	7.25%(5 Yr. Swap rate + 4.332%) #	—	(j)	10,437	11,540,139
Huntington Bancshares, Inc.	5.70%(3 Mo. LIBOR + 2.88%) #	—	(j)	10,524	10,555,467
Intesa Sanpaolo SpA (Italy)†(c)	5.017%	6/26/2024		11,556	12,174,936
Intesa Sanpaolo SpA (Italy)†(c)	5.71%	1/15/2026		28,488	31,009,819
Macquarie Bank Ltd. (United Kingdom)†(c)	6.125%(5 Yr. Swap rate + 3.70%) #	—	(j)	17,019	17,990,530
Popular, Inc.	6.125%	9/14/2023		15,457	16,255,586
Synovus Financial Corp.	5.90%(5 Yr. Swap rate + 3.38%) #	2/7/2029		18,351	19,773,661
Texas Capital Bank NA	5.25%	1/31/2026		10,952	12,117,057
Washington Mutual Bank(k)	6.875%	6/15/2011		10,000	1,000	(e)
Total					185,627,209

Beverages 0.47%

Bacardi Ltd.†	5.30%	5/15/2048		18,691	24,158,035
Central American Bottling Corp. (Guatemala)†(c)	5.75%	1/31/2027		7,306	7,719,575
Total					31,877,610

Building & Construction 3.59%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.75%	8/1/2025		17,058	17,662,109
Beazer Homes USA, Inc.†	7.25%	10/15/2029		11,818	12,556,921
Century Communities, Inc.	5.875%	7/15/2025		16,932	17,743,297
Century Communities, Inc.	6.75%	6/1/2027		10,804	11,639,392

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Building & Construction (continued)

KB Home	4.80%	11/15/2029		$6,944	$7,308,560
Lennar Corp.	4.75%	5/30/2025		20,007	21,661,879
LGI Homes, Inc.†	6.875%	7/15/2026		13,250	13,867,417
Mattamy Group Corp. (Canada)†(a)(c)	4.625%	3/1/2030		6,445	6,264,830
Miller Homes Group Holdings plc(d)	5.50%	10/15/2024	GBP	5,350	7,142,460
PulteGroup, Inc.	5.00%	1/15/2027		$24,291	26,725,019
PulteGroup, Inc.	6.375%	5/15/2033		8,068	9,912,171
Shea Homes LP / Shea Homes Funding Corp.†	4.75%	2/15/2028		7,128	7,145,072
Shea Homes LP/Shea Homes Funding Corp.†	6.125%	4/1/2025		14,326	14,797,540
Taylor Morrison Communities, Inc.†	6.625%	7/15/2027		14,528	15,790,047
Toll Brothers Finance Corp.	4.35%	2/15/2028		13,448	14,231,043
Toll Brothers Finance Corp.	4.875%	3/15/2027		12,422	13,587,028
TRI Pointe Group, Inc.	5.25%	6/1/2027		17,687	18,975,454
Weekley Homes LLC / Weekley Finance Corp.	6.00%	2/1/2023		4,869	4,883,193
Total					241,893,432

Building Materials 2.65%

American Woodmark Corp.†	4.875%	3/15/2026		10,714	10,870,987
Builders FirstSource, Inc.†	5.00%	3/1/2030		7,084	7,100,683
Core & Main Holdings LP PIK 9.375%†	8.625%	9/15/2024		14,011	14,577,255
Cornerstone Building Brands, Inc.†	8.00%	4/15/2026		7,499	7,440,695
Hillman Group, Inc. (The)†	6.375%	7/15/2022		11,479	10,327,518
Installed Building Products, Inc.†	5.75%	2/1/2028		8,443	9,021,071
Masonite International Corp.†	5.375%	2/1/2028		3,463	3,642,557
Masonite International Corp.†	5.75%	9/15/2026		10,191	10,780,524
New Enterprise Stone & Lime Co., Inc.†	6.25%	3/15/2026		7,249	7,613,969
Owens Corning, Inc.	4.30%	7/15/2047		10,610	11,390,313
Owens Corning, Inc.	4.40%	1/30/2048		7,188	7,671,992
Patrick Industries, Inc.†	7.50%	10/15/2027		15,428	16,706,171
PGT Innovations, Inc.†	6.75%	8/1/2026		15,183	16,440,874
SRS Distribution, Inc.†	8.25%	7/1/2026		6,929	7,277,858
Summit Materials LLC/Summit Materials Finance Corp.†	5.125%	6/1/2025		16,203	16,493,277
Summit Materials LLC/Summit Materials Finance Corp.†	6.50%	3/15/2027		7,618	8,134,862
TopBuild Corp.†	5.625%	5/1/2026		12,767	13,314,034
Total					178,804,640

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Cable & Satellite Television 5.91%

Altice France SA (France)†(c)	8.125%	2/1/2027		$27,219	$29,713,077
Block Communications, Inc.†	4.875%	3/1/2028		6,950	6,987,495
CCO Holdings LLC/ CCO Holdings Capital Corp.†	4.75%	3/1/2030		13,882	14,324,142
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027		57,113	59,486,045
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026		15,044	15,669,078
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	5/1/2027		33,078	34,613,729
CSC Holdings LLC†	5.50%	4/15/2027		29,380	30,976,803
CSC Holdings LLC†	5.75%	1/15/2030		6,638	7,027,982
CSC Holdings LLC†	6.50%	2/1/2029		6,220	6,861,437
CSC Holdings LLC†	10.875%	10/15/2025		22,447	24,670,937
DISH DBS Corp.	7.75%	7/1/2026		83,565	89,950,202
LCPR Senior Secured Financing DAC (Ireland)†(c)	6.75%	10/15/2027		13,785	14,521,808
Radiate Holdco LLC/Radiate Finance, Inc.†	6.625%	2/15/2025		7,081	7,119,344
United Group BV†(d)	3.625%	2/15/2028	EUR	8,851	9,372,892
Virgin Media Secured Finance plc(d)	4.875%	1/15/2027	GBP	7,656	10,012,806
Virgin Media Secured Finance plc (United Kingdom)†(c)	5.50%	5/15/2029		$15,107	15,532,262
Ziggo BV (Netherlands)†(c)	5.50%	1/15/2027		21,000	21,669,690
Total					398,509,729

Chemicals 2.21%

Ashland LLC	6.875%	5/15/2043		15,374	18,001,955
Blue Cube Spinco LLC	10.00%	10/15/2025		8,884	9,635,453
CF Industries, Inc.	5.15%	3/15/2034		24,328	27,365,351
Compass Minerals International, Inc.†	4.875%	7/15/2024		9,384	9,481,734
GCP Applied Technologies, Inc.†	5.50%	4/15/2026		6,832	7,124,734
Ingevity Corp.†	4.50%	2/1/2026		10,908	10,767,859
Koppers, Inc.†	6.00%	2/15/2025		6,780	6,695,182
SPCM SA (France)†(c)	4.875%	9/15/2025		9,381	9,638,884
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands)†(c)	8.00%	10/1/2026		13,633	13,561,086
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. (Luxembourg)†(c)	5.375%	9/1/2025		9,304	8,652,720
Tronox, Inc.†	6.50%	4/15/2026		7,125	6,857,634
Univar Solutions USA, Inc.†	5.125%	12/1/2027		7,024	7,108,639
Yingde Gases Investment Ltd. (Hong Kong)†(c)	6.25%	1/19/2023		13,894	14,468,915
Total					149,360,146

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing 2.92%

Credit Acceptance Corp.†	5.125%	12/31/2024		$7,405	$7,645,663
Freedom Mortgage Corp.†	8.25%	4/15/2025		8,282	7,865,333
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%	10/1/2025		11,070	11,254,482
Nationstar Mortgage Holdings, Inc.†	6.00%	1/15/2027		8,700	8,854,468
Navient Corp.	5.00%	3/15/2027		11,825	11,466,702
Navient Corp.	6.125%	3/25/2024		24,659	25,521,818
Navient Corp.	6.75%	6/25/2025		27,777	29,374,177
Navient Corp.	6.75%	6/15/2026		23,714	25,062,141
Provident Funding Associates LP/PFG Finance Corp.†	6.375%	6/15/2025		11,558	11,591,692
Quicken Loans, Inc.†	5.25%	1/15/2028		7,174	7,439,599
Springleaf Finance Corp.	5.375%	11/15/2029		10,458	10,700,103
Springleaf Finance Corp.	6.125%	3/15/2024		31,595	33,374,746
Springleaf Finance Corp.	7.125%	3/15/2026		6,089	6,770,207
Total					196,921,131

Diversified Capital Goods 1.93%

Amsted Industries, Inc.†	4.625%	5/15/2030		10,331	10,514,892
Amsted Industries, Inc.†	5.625%	7/1/2027		7,147	7,596,171
Apex Tool Group LLC/BC Mountain Finance, Inc.†	9.00%	2/15/2023		2,702	2,331,596
BCD Acquisition, Inc.†	9.625%	9/15/2023		9,034	9,372,684
EnerSys†	4.375%	12/15/2027		7,196	7,294,945
General Electric Co.	5.00%(3 Mo. LIBOR + 3.33%) #	—	(j)	45,184	44,032,034
Granite US Holdings Corp.†	11.00%	10/1/2027		13,962	14,560,237
Griffon Corp.†	5.75%	3/1/2028		7,090	7,156,469
JB Poindexter & Co., Inc.†	7.125%	4/15/2026		9,888	10,465,484
Stevens Holding Co., Inc.†	6.125%	10/1/2026		9,679	10,520,516
Titan International, Inc.	6.50%	11/30/2023		8,415	6,335,780
Total					130,180,808

Electric: Generation 1.92%

AES Gener SA (Chile)†(c)	6.35%(5 Yr Treasury Constant Maturity Rate + 4.92%) #	10/7/2079		4,589	4,748,468

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation (continued)

Azure Power Solar Energy Pvt Ltd. (Mauritius)†(c)	5.65%	12/24/2024	$7,017	$7,251,017
Clearway Energy Operating LLC†	4.75%	3/15/2028	5,171	5,267,956
Clearway Energy Operating LLC	5.00%	9/15/2026	6,200	6,368,346
Clearway Energy Operating LLC	5.75%	10/15/2025	4,490	4,649,013
Elwood Energy LLC	8.159%	7/5/2026	5,748	6,351,442
Greenko Solar Mauritius Ltd. (Mauritius)†(c)	5.95%	7/29/2026	10,342	10,496,059
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	12,492	13,058,356
NRG Energy, Inc.	5.75%	1/15/2028	23,119	24,058,787
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	8,540	9,504,595
ReNew Power Pvt Ltd. (India)†(c)	5.875%	3/5/2027	5,716	5,769,628
Talen Energy Supply LLC†	10.50%	1/15/2026	8,374	7,472,309
Terraform Global Operating LLC†	6.125%	3/1/2026	6,836	7,094,726
TerraForm Power Operating LLC†	4.75%	1/15/2030	12,069	12,559,001
TerraForm Power Operating LLC†	5.00%	1/31/2028	4,179	4,505,589
Total				129,155,292

Electric: Integrated 0.89%

AES Corp. (The)	4.50%	3/15/2023	9,872	9,843,420
AES Corp. (The)	5.125%	9/1/2027	7,415	7,716,420
DPL, Inc.†	4.35%	4/15/2029	7,716	7,217,284
HAT Holdings I LLC/HAT Holdings II LLC†	5.25%	7/15/2024	11,605	12,151,421
Mong Duong Finance Holdings BV (Vietnam)†(c)	5.125%	5/7/2029	10,399	10,938,991
NRG Energy, Inc.†	5.25%	6/15/2029	4,894	5,095,829
YPF Energia Electrica SA (Argentina)†(c)	10.00%	7/25/2026	7,888	6,960,233
Total				59,923,598

Electronics 0.46%

Micron Technology, Inc.	5.327%	2/6/2029	6,052	6,954,058
Qorvo, Inc.†	4.375%	10/15/2029	9,396	9,789,457
Sensata Technologies BV†	5.625%	11/1/2024	13,449	14,533,864
Total				31,277,379

Energy: Exploration & Production 5.83%

Afren plc (United Kingdom)†(c)(k)	6.625%	12/9/2020	4,806	23,549
Afren plc (United Kingdom)†(c)(k)	10.25%	4/8/2019	3,367	28,347
Afren plc (United Kingdom)†(c)(k)	11.50%	2/1/2016	4,294	36,153

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

American Energy- Permian Basin LLC†	12.00%	10/1/2024	$3,744	$2,630,160
Berry Petroleum Co. LLC†	7.00%	2/15/2026	14,969	13,065,654
Callon Petroleum Co.	6.125%	10/1/2024	13,994	11,125,230
Callon Petroleum Co.	6.375%	7/1/2026	11,758	9,175,326
Callon Petroleum Co.	8.25%	7/15/2025	9,423	8,413,938
Centennial Resource Production LLC†	5.375%	1/15/2026	16,135	13,599,344
Centennial Resource Production LLC†	6.875%	4/1/2027	12,692	11,388,817
Chaparral Energy, Inc.†	8.75%	7/15/2023	17,156	4,001,637
Denbury Resources, Inc.†	7.75%	2/15/2024	7,920	4,462,247
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	6,790	6,754,845
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	7,757	7,594,491
HighPoint Operating Corp.	7.00%	10/15/2022	8,457	7,381,371
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	10/1/2025	8,157	6,549,378
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	8,030	5,864,851
Indigo Natural Resources LLC†	6.875%	2/15/2026	15,192	12,989,540
Jagged Peak Energy LLC	5.875%	5/1/2026	21,396	21,386,853
Jonah Energy LLC/Jonah Energy Finance Corp.†	7.25%	10/15/2025	14,189	3,476,305
Laredo Petroleum, Inc.	10.125%	1/15/2028	15,281	11,000,410
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	24,235	24,304,009
Matador Resources Co.	5.875%	9/15/2026	10,694	9,598,132
MEG Energy Corp. (Canada)†(c)	7.00%	3/31/2024	22,893	21,738,849
MEG Energy Corp. (Canada)†(c)	7.125%	2/1/2027	21,103	20,100,607
Montage Resources Corp.	8.875%	7/15/2023	8,348	6,031,347
Murphy Oil Corp.	5.875%	12/1/2027	15,515	15,163,275
Murphy Oil Corp.	6.875%	8/15/2024	6,769	6,765,514
Oasis Petroleum, Inc.†	6.25%	5/1/2026	19,384	11,970,105
Oasis Petroleum, Inc.	6.875%	3/15/2022	7,593	5,979,488
Parsley Energy LLC/Parsley Finance Corp.†	5.625%	10/15/2027	14,115	14,017,606
PDC Energy, Inc.	6.125%	9/15/2024	9,402	8,817,337
QEP Resources, Inc.	5.25%	5/1/2023	12,858	11,414,047
QEP Resources, Inc.	5.625%	3/1/2026	7,453	5,981,219
SM Energy Co.	6.625%	1/15/2027	10,931	8,496,912
SM Energy Co.	6.75%	9/15/2026	20,035	15,884,700
Tapstone Energy LLC/Tapstone Energy Finance Corp.†(k)	9.75%	6/1/2022	17,808	151,368
Tullow Oil plc (United Kingdom)†(c)	7.00%	3/1/2025	1,129	793,111
Viper Energy Partners LP†	5.375%	11/1/2027	6,842	6,966,182
W&T Offshore, Inc.†	9.75%	11/1/2023	11,148	9,921,609
WPX Energy, Inc.	5.25%	9/15/2024	11,997	12,086,858
WPX Energy, Inc.	5.25%	10/15/2027	7,710	7,601,674
WPX Energy, Inc.	5.75%	6/1/2026	8,510	8,463,386
Total				393,195,781

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Environmental 0.31%

Covanta Holding Corp.	6.00%	1/1/2027	$7,393	$7,635,841
Waste Pro USA, Inc.†	5.50%	2/15/2026	13,669	13,363,874
Total				20,999,715

Food & Drug Retailers 0.26%

Fresh Market, Inc. (The)†	9.75%	5/1/2023	13,494	6,383,337
Rite Aid Corp.†	6.125%	4/1/2023	8,784	8,070,300
Rite Aid Corp.†	7.50%	7/1/2025	2,836	2,836,000
Total				17,289,637

Food: Wholesale 2.54%

Arcor SAIC (Argentina)(c)	6.00%	7/6/2023	1,185	1,135,526
Arcor SAIC (Argentina)†(c)	6.00%	7/6/2023	7,478	7,165,794
BRF SA (Brazil)†(c)	4.875%	1/24/2030	11,042	11,196,588
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	17,678	17,633,628
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(c)	5.625%	8/15/2026	15,536	13,899,321
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028	11,107	12,063,868
Kernel Holding SA (Ukraine)†(c)	8.75%	1/31/2022	7,296	7,784,890
Kraft Heinz Foods Co.†	3.75%	4/1/2030	13,150	13,374,085
Kraft Heinz Foods Co.	4.375%	6/1/2046	15,336	14,188,944
Kraft Heinz Foods Co.	4.625%	1/30/2029	6,768	7,324,881
Kraft Heinz Foods Co.	5.00%	7/15/2035	5,171	5,487,808
Kraft Heinz Foods Co.	5.00%	6/4/2042	13,120	13,195,107
Lamb Weston Holdings, Inc.†	4.875%	11/1/2026	12,043	12,517,494
MHP Lux SA (Luxembourg)†(c)	6.95%	4/3/2026	7,807	8,168,089
Minerva Luxembourg SA (Luxembourg)†(c)	5.875%	1/19/2028	13,746	13,908,890
Performance Food Group, Inc.†	5.50%	10/15/2027	5,071	5,356,371
Simmons Foods, Inc.†	7.75%	1/15/2024	6,368	6,768,643
Tonon Luxembourg SA PIK 6.50% (Luxembourg)†(c)	6.50%	10/31/2024	1,574	16,522
Total				171,186,449

Forestry/Paper 0.42%

Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%	1/15/2026	12,090	12,604,067
Louisiana-Pacific Corp.	4.875%	9/15/2024	7,644	7,819,162

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Forestry/Paper (continued)

Norbord, Inc. (Canada)†(c)	5.75%	7/15/2027	$952	$999,931
Norbord, Inc. (Canada)†(c)	6.25%	4/15/2023	6,409	6,876,312
Total				28,299,472

Gaming 3.00%

Boyd Gaming Corp.†	4.75%	12/1/2027	7,314	7,252,197
Boyd Gaming Corp.	6.00%	8/15/2026	10,259	10,567,257
Buena Vista Gaming Authority†	13.00%	4/1/2023	12,274	12,187,039
Churchill Downs, Inc.†	4.75%	1/15/2028	13,218	13,242,453
Enterprise Development Authority (The)†	12.00%	7/15/2024	12,367	14,196,265
Everi Payments, Inc.†	7.50%	12/15/2025	6,233	6,547,237
Gateway Casinos & Entertainment Ltd. (Canada)†(c)	8.25%	3/1/2024	6,800	7,006,822
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	5,705	6,006,880
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	6,675	7,239,605
MGM Resorts International	4.625%	9/1/2026	22,007	22,938,391
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	10,383	10,300,819
Penn National Gaming, Inc.†	5.625%	1/15/2027	13,855	14,379,377
Scientific Games International, Inc.†	7.00%	5/15/2028	6,910	6,745,715
Scientific Games International, Inc.†	7.25%	11/15/2029	6,873	6,705,642
Station Casinos LLC†	5.00%	10/1/2025	6,918	6,969,885
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.†	5.875%	5/15/2025	6,952	6,833,225
Twin River Worldwide Holdings, Inc.†	6.75%	6/1/2027	13,055	13,637,938
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	9,791	9,631,798
Wynn Macau Ltd. (Macau)†(c)	5.125%	12/15/2029	7,000	6,877,500
Wynn Macau Ltd. (Macau)†(c)	5.50%	10/1/2027	13,282	13,246,438
Total				202,512,483

Gas Distribution 1.22%

Buckeye Partners LP	3.95%	12/1/2026	10,675	10,167,938
Buckeye Partners LP	4.125%	12/1/2027	9,034	8,737,685
Buckeye Partners LP	6.375%(3 Mo. LIBOR + 4.02%) #	1/22/2078	13,986	11,236,842
Cheniere Energy Partners LP†	4.50%	10/1/2029	9,466	9,069,848
Cheniere Energy Partners LP	5.625%	10/1/2026	3,923	3,949,967
Holly Energy Partners LP / Holly Energy Finance Corp.†	5.00%	2/1/2028	7,243	7,301,849

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)

LBC Tank Terminals Holding Netherlands BV (Belgium)†(c)	6.875%	5/15/2023	$7,105	$7,196,903
NGPL PipeCo LLC†	4.875%	8/15/2027	13,014	14,113,436
Transportadora de Gas del Sur SA (Argentina)†(c)	6.75%	5/2/2025	12,182	10,577,021
Total				82,351,489

Health Facilities 4.30%

AHP Health Partners, Inc.†	9.75%	7/15/2026	12,077	13,198,319
CHS/Community Health Systems, Inc.†	8.125%	6/30/2024	15,985	14,746,003
Encompass Health Corp.	4.50%	2/1/2028	7,774	7,876,228
HCA, Inc.	5.50%	6/15/2047	42,288	50,340,656
HCA, Inc.	5.875%	2/1/2029	10,817	12,491,255
HCA, Inc.	7.50%	12/15/2023	10,647	12,084,345
HCA, Inc.	7.69%	6/15/2025	3,765	4,528,975
HCA, Inc.	8.36%	4/15/2024	12,701	15,336,458
MEDNAX, Inc.†	6.25%	1/15/2027	10,931	10,520,814
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027	9,013	9,427,913
Rede D’or Finance Sarl (Luxembourg)†(c)	4.95%	1/17/2028	7,076	7,308,447
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026	9,607	10,327,765
Select Medical Corp.†	6.25%	8/15/2026	8,276	8,839,471
Surgery Center Holdings, Inc.†	6.75%	7/1/2025	11,018	10,849,590
Surgery Center Holdings, Inc.†	10.00%	4/15/2027	13,728	15,036,931
Tenet Healthcare Corp.	5.125%	5/1/2025	38,075	38,455,750
Tenet Healthcare Corp.†	4.875%	1/1/2026	10,029	10,229,580
Tenet Healthcare Corp.†	6.25%	2/1/2027	17,889	18,761,089
Tenet Healthcare Corp.	6.75%	6/15/2023	18,399	19,725,292
Total				290,084,881

Health Services 1.55%

Air Medical Group Holdings, Inc.†	6.375%	5/15/2023	11,591	11,103,193
Catalent Pharma Solutions, Inc.†	5.00%	7/15/2027	9,891	10,317,302
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026	17,237	17,673,915
Radiology Partners, Inc.†	9.25%	2/1/2028	17,170	17,298,775
Service Corp. International	4.625%	12/15/2027	5,284	5,547,262
Service Corp. International	5.125%	6/1/2029	6,241	6,759,627
US Renal Care, Inc.†	10.625%	7/15/2027	13,388	13,593,472

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Health Services (continued)

Verscend Escrow Corp.†	9.75%	8/15/2026		$12,900	$14,060,677
West Street Merger Sub, Inc.†	6.375%	9/1/2025		8,034	7,890,754
Total					104,244,977

Hotels 0.62%

Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030		6,527	6,778,763
Hilton Domestic Operating Co., Inc.	5.125%	5/1/2026		7,114	7,323,489
Wyndham Destinations, Inc.	5.75%	4/1/2027		12,689	13,450,943
Wyndham Destinations, Inc.	6.35%	10/1/2025		6,014	6,602,861
Wyndham Hotels & Resorts, Inc.†	5.375%	4/15/2026		7,267	7,549,886
Total					41,705,942

Insurance Brokerage 0.74%

Acrisure LLC/Acrisure Finance, Inc.†	7.00%	11/15/2025		15,756	15,435,996
Acrisure LLC/Acrisure Finance, Inc.†	8.125%	2/15/2024		8,669	9,262,176
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer†	6.75%	10/15/2027		11,410	11,402,812
HUB International Ltd.†	7.00%	5/1/2026		13,577	13,746,373
Total					49,847,357

Integrated Energy 0.43%

Hess Corp.	5.60%	2/15/2041		9,443	10,221,321
Rio Oil Finance Trust Series 2018-1 (Brazil)†(c)	8.20%	4/6/2028		16,289	18,860,178
Total					29,081,499

Investments & Miscellaneous Financial Services 1.39%

Advisor Group Holdings, Inc.†	10.75%	8/1/2027		10,041	10,596,744
AG Issuer LLC†	6.25%	3/1/2028		7,113	7,095,217
Fairstone Financial, Inc. (Canada)†(c)	7.875%	7/15/2024		13,285	14,452,951
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024		13,346	13,137,469
LHC3 plc PIK 4.88%(d)	4.125%	8/15/2024	EUR	7,059	7,995,037
Muthoot Finance Ltd. (India)†(a)(c)	4.40%	9/2/2023		$10,757	10,669,330
Muthoot Finance Ltd. (India)†(c)	6.125%	10/31/2022		11,586	12,020,012
Radian Group, Inc.	4.875%	3/15/2027		16,618	17,662,400
Total					93,629,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Machinery 0.84%

Itron, Inc.†	5.00%	1/15/2026		$13,383	$13,813,297
Mueller Water Products, Inc.†	5.50%	6/15/2026		16,698	17,622,192
RBS Global, Inc./Rexnord LLC†	4.875%	12/15/2025		24,627	24,937,793
Total					56,373,282

Managed Care 0.88%

Centene Corp.†	3.375%	2/15/2030		9,514	9,525,893
Centene Corp.†	4.25%	12/15/2027		10,334	10,650,737
Centene Corp.†	4.625%	12/15/2029		9,226	9,888,888
Molina Healthcare, Inc.†	4.875%	6/15/2025		18,755	19,090,996
MPH Acquisition Holdings LLC†	7.125%	6/1/2024		11,019	10,277,531
Total					59,434,045

Media: Content 4.27%

AMC Networks, Inc.	4.75%	8/1/2025		25,580	25,548,920
AMC Networks, Inc.	5.00%	4/1/2024		11,871	11,960,032
Banijay Entertainment SASU (France)†(c)	5.375%	3/1/2025		7,189	7,189,000
Belo Corp.	7.25%	9/15/2027		11,082	12,609,626
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%	8/15/2026		7,304	6,748,122
EW Scripps Co. (The)†	5.125%	5/15/2025		13,494	13,567,070
Gray Television, Inc.†	5.875%	7/15/2026		11,267	11,608,390
Gray Television, Inc.†	7.00%	5/15/2027		11,511	12,507,853
Netflix, Inc.(d)	3.625%	5/15/2027	EUR	30,266	35,256,807
Netflix, Inc.†(d)	3.625%	6/15/2030	EUR	11,539	13,129,361
Netflix, Inc.†(d)	3.875%	11/15/2029	EUR	8,134	9,443,099
Netflix, Inc.(d)	4.625%	5/15/2029	EUR	12,367	15,249,559
Netflix, Inc.	4.875%	4/15/2028		$22,240	23,468,426
Nexstar Broadcasting, Inc.†	5.625%	7/15/2027		20,114	20,856,207
Sinclair Television Group, Inc.†	5.125%	2/15/2027		19,509	19,418,234
Sinclair Television Group, Inc.†	5.875%	3/15/2026		13,206	13,639,784
Sirius XM Radio, Inc.†	4.625%	7/15/2024		10,714	11,067,937
Sirius XM Radio, Inc.†	5.00%	8/1/2027		12,546	13,149,463
Sirius XM Radio, Inc.†	5.375%	7/15/2026		4,500	4,667,962
Univision Communications, Inc.†	5.125%	2/15/2025		7,135	6,749,853
Total					287,835,705

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Medical Products 0.13%

Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA†	7.25%	2/1/2028	$8,583	$8,454,255

Metals/Mining (Excluding Steel) 2.41%

Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(c)	8.75%	7/15/2026	14,525	14,842,371
Barminco Finance Pty Ltd. (Australia)†(c)	6.625%	5/15/2022	9,650	9,818,875
Coeur Mining, Inc.	5.875%	6/1/2024	14,149	13,329,561
Compass Minerals International, Inc.†	6.75%	12/1/2027	10,332	10,971,034
Freeport-McMoRan, Inc.	3.875%	3/15/2023	35,840	36,104,679
Freeport-McMoRan, Inc.(a)	4.125%	3/1/2028	7,212	6,843,106
Freeport-McMoRan, Inc.(a)	4.25%	3/1/2030	7,539	7,103,623
Freeport-McMoRan, Inc.	5.25%	9/1/2029	18,545	18,774,031
Hecla Mining Co.	7.25%	2/15/2028	13,331	13,132,368
Industrias Penoles SAB de CV (Mexico)†(c)	5.65%	9/12/2049	10,152	11,100,552
Mirabela Nickel Ltd. (Australia)	1.00%	9/10/2044	51	5	(e)
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	10,739	10,336,180
Warrior Met Coal, Inc.†	8.00%	11/1/2024	9,760	10,033,524
Total				162,389,909

Monoline Insurance 0.10%

MGIC Investment Corp.	5.75%	8/15/2023	6,339	6,943,836

Oil Field Equipment & Services 2.22%

Apergy Corp.	6.375%	5/1/2026	16,019	16,763,123
Archrock Partners LP/Archrock Partners Finance Corp.†	6.25%	4/1/2028	10,731	10,356,488
Archrock Partners LP/Archrock Partners Finance Corp.†	6.875%	4/1/2027	8,835	8,993,964
CSI Compressco LP/CSI Compressco Finance, Inc.†	7.50%	4/1/2025	11,534	11,365,777
Exterran Energy Solutions LP/EES Finance Corp.	8.125%	5/1/2025	8,373	8,239,995
FTS International, Inc.	6.25%	5/1/2022	5,831	3,890,373
Nabors Industries Ltd.†	7.25%	1/15/2026	3,709	3,412,280
Nabors Industries Ltd.†	7.50%	1/15/2028	3,804	3,519,080
Nine Energy Service, Inc.†	8.75%	11/1/2023	12,130	9,682,772
Oceaneering International, Inc.	4.65%	11/15/2024	10,764	10,067,139
Oceaneering International, Inc.	6.00%	2/1/2028	15,432	14,136,445
Pacific Drilling SA†	8.375%	10/1/2023	8,164	6,347,592
Transocean Phoenix 2 Ltd.†	7.75%	10/15/2024	5,873	6,051,627

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Oil Field Equipment & Services (continued)

Transocean Pontus Ltd.†	6.125%	8/1/2025		$6,815	$6,900,393
Transocean Poseidon Ltd.†	6.875%	2/1/2027		17,845	18,157,689
Transocean Proteus Ltd.†	6.25%	12/1/2024		6,284	6,365,056
Transocean, Inc.	6.80%	3/15/2038		9,397	5,145,797
Total					149,395,590

Oil Refining & Marketing 0.36%

Citgo Holding, Inc.†	9.25%	8/1/2024		13,667	14,247,847
PBF Holding Co. LLC / PBF Finance Corp.†	6.00%	2/15/2028		10,473	10,368,270
Total					24,616,117

Packaging 1.43%

Ball Corp.	4.875%	3/15/2026		13,792	15,196,715
Flex Acquisition Co., Inc.†	7.875%	7/15/2026		7,634	7,766,240
Intertape Polymer Group, Inc. (Canada)†(c)	7.00%	10/15/2026		11,553	12,206,871
Mauser Packaging Solutions Holding Co.†	7.25%	4/15/2025		14,783	14,364,345
Pactiv LLC	7.95%	12/15/2025		9,754	11,147,993
Sealed Air Corp.†	6.875%	7/15/2033		8,808	10,506,601
Trident Merger Sub, Inc.†	6.625%	11/1/2025		2,242	2,067,315
Trident TPI Holdings, Inc.†	9.25%	8/1/2024		5,683	5,765,887
TriMas Corp.†	4.875%	10/15/2025		7,379	7,521,968
Trivium Packaging Finance BV (Netherlands)†(c)	5.50%	8/15/2026		2,781	2,887,028
Trivium Packaging Finance BV (Netherlands)†(c)	8.50%	8/15/2027		6,485	6,829,678
Total					96,260,641

Personal & Household Products 1.21%

Coty, Inc.†	6.50%	4/15/2026		14,324	14,754,078
Dometic Group AB(d)	3.00%	5/8/2026	EUR	6,010	6,654,313
Mattel, Inc.	5.45%	11/1/2041		$8,742	8,154,669
Mattel, Inc.†	5.875%	12/15/2027		6,897	7,220,125
Mattel, Inc.†	6.75%	12/31/2025		15,025	15,821,851
Newell Brands, Inc.	5.375%	4/1/2036		19,489	21,741,888
Revlon Consumer Products Corp.	5.75%	2/15/2021		8,589	7,577,645
Total					81,924,569

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Pharmaceuticals 0.92%

Bausch Health Americas, Inc.†	8.50%	1/31/2027		$33,852	$37,207,749
Bausch Health Cos, Inc.†	5.00%	1/30/2028		5,276	5,219,916
Bausch Health Cos, Inc.†	5.25%	1/30/2030		6,494	6,437,178
Horizon Therapeutics USA, Inc.†	5.50%	8/1/2027		12,544	13,037,606
Total					61,902,449

Real Estate Development & Management 0.31%

Forestar Group, Inc.†	5.00%	3/1/2028		7,095	6,984,141
Kaisa Group Holdings Ltd. (China)(c)	9.375%	6/30/2024		14,614	13,671,945
Total					20,656,086

Recreation & Travel 0.92%

Boyne USA, Inc.†	7.25%	5/1/2025		6,501	6,975,020
Inter Media & Communication SpA†(d)	4.875%	12/31/2022	EUR	7,589	8,615,556
Merlin Entertainments Ltd. (United Kingdom)†(c)	5.75%	6/15/2026		$7,625	8,199,525
Motion Bondco DAC (Ireland)†(c)	6.625%	11/15/2027		6,711	6,999,573
Pinnacle Bidco plc(d)	6.375%	2/15/2025	GBP	7,604	9,940,285
Viking Cruises Ltd.†	5.875%	9/15/2027		$6,851	6,101,843
VOC Escrow Ltd.†	5.00%	2/15/2028		17,203	15,385,503
Total					62,217,305

Restaurants 0.74%

IRB Holding Corp.†	6.75%	2/15/2026		16,952	16,873,131
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027		5,032	5,156,907
Wendy’s International LLC	7.00%	12/15/2025		10,154	10,770,855
Yum! Brands, Inc.	5.35%	11/1/2043		16,487	17,064,045
Total					49,864,938

Software/Services 1.73%

Banff Merger Sub, Inc.†	9.75%	9/1/2026		13,969	14,109,039
Castle US Holding Corp.†	9.50%	2/15/2028		8,293	8,318,916
Fair Isaac Corp.†	4.00%	6/15/2028		10,339	10,623,323
Fair Isaac Corp.†	5.25%	5/15/2026		9,983	11,084,599
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	5.25%	12/1/2027		6,753	7,035,613

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Software/Services (continued)

GrubHub Holdings, Inc.†	5.50%	7/1/2027		$18,519	$17,234,707
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.†	6.00%	7/15/2025		9,955	10,398,844
Match Group, Inc.†	5.00%	12/15/2027		6,904	7,165,299
PTC, Inc.†	3.625%	2/15/2025		2,901	2,915,505
PTC, Inc.†	4.00%	2/15/2028		7,098	7,069,608
Rackspace Hosting, Inc.†	8.625%	11/15/2024		10,608	10,183,680
VeriSign, Inc.	5.25%	4/1/2025		9,788	10,630,600
Total					116,769,733

Specialty Retail 2.65%

Asbury Automotive Group, Inc.†	4.50%	3/1/2028		2,570	2,581,565
Asbury Automotive Group, Inc.†	4.75%	3/1/2030		2,570	2,621,400
Asbury Automotive Group, Inc.	6.00%	12/15/2024		6,700	6,914,969
Bed Bath & Beyond, Inc.	5.165%	8/1/2044		9,810	6,776,307
Carvana Co.†	8.875%	10/1/2023		6,814	7,069,593
Dutch Lion BV PIK 12.00%†(d)	11.25%	6/15/2020	EUR	9,153	8,942,326
eG Global Finance plc (United Kingdom)†(c)	8.50%	10/30/2025		$10,430	10,895,022
Future Retail Ltd. (India)†(c)	5.60%	1/22/2025		16,911	17,142,473
KGA Escrow LLC†	7.50%	8/15/2023		6,791	7,048,481
Lithia Motors, Inc.†	4.625%	12/15/2027		6,910	7,090,904
Murphy Oil USA, Inc.	4.75%	9/15/2029		13,674	14,366,588
Murphy Oil USA, Inc.	5.625%	5/1/2027		8,668	9,185,068
Party City Holdings, Inc.†	6.625%	8/1/2026		9,932	5,859,880
PetSmart, Inc.†	5.875%	6/1/2025		6,778	6,837,646
PetSmart, Inc.†	7.125%	3/15/2023		10,670	10,456,600
PetSmart, Inc.†	8.875%	6/1/2025		6,984	6,966,540
Sally Holdings LLC/Sally Capital, Inc.	5.625%	12/1/2025		13,862	14,078,039
Sonic Automotive, Inc.	6.125%	3/15/2027		7,325	7,675,483
Under Armour, Inc.	3.25%	6/15/2026		7,317	6,922,242
William Carter Co. (The)†	5.625%	3/15/2027		12,004	12,799,235
WW International, Inc.†	8.625%	12/1/2025		6,496	6,791,016
Total					179,021,377

Steel Producers/Products 0.37%

CSN Islands XI Corp.†	6.75%	1/28/2028		7,088	6,434,132
CSN Resources SA (Brazil)†(c)	7.625%	4/17/2026		13,693	13,581,197

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Steel Producers/Products (continued)

Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	$4,912	$5,108,514
Total				25,123,843

Support: Services 2.79%

Ahern Rentals, Inc.†	7.375%	5/15/2023	9,694	7,528,215
Algeco Global Finance plc (United Kingdom)†(c)	8.00%	2/15/2023	6,975	6,905,180
Brand Industrial Service, Inc.†	8.50%	7/15/2025	17,179	16,749,353
Brink’s Co. (The)†	4.625%	10/15/2027	14,419	14,812,963
Capitol Investment Merger Sub 2 LLC†	10.00%	8/1/2024	12,094	12,159,489
Cloud Crane LLC†	10.125%	8/1/2024	6,587	6,979,486
Diebold Nixdorf, Inc.	8.50%	4/15/2024	14,401	13,002,879
Garda World Security Corp. (Canada)†(c)	4.625%	2/15/2027	12,955	12,825,450
GEO Group, Inc. (The)	6.00%	4/15/2026	7,818	7,095,031
GW B-CR Security Corp. (Canada)†(c)	9.50%	11/1/2027	6,810	7,231,199
H&E Equipment Services, Inc.	5.625%	9/1/2025	10,554	11,028,877
Presidio Holdings, Inc.†	4.875%	2/1/2027	3,835	3,842,191
Presidio Holdings, Inc.†	8.25%	2/1/2028	7,148	7,389,245
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.†	6.75%	6/1/2025	7,651	7,634,244
Uber Technologies, Inc.†	8.00%	11/1/2026	13,230	13,794,623
United Rentals North America, Inc.	4.875%	1/15/2028	12,778	13,137,701
WeWork Cos., Inc.†	7.875%	5/1/2025	23,351	18,972,454
Williams Scotsman International, Inc.†	6.875%	8/15/2023	6,720	6,941,189
Total				188,029,769

Technology Hardware & Equipment 0.50%

CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	8,825	9,725,900
Western Digital Corp.	4.75%	2/15/2026	23,503	24,310,916
Total				34,036,816

Telecommunications: Satellite 1.35%

Connect Finco SARL/Connect US Finco LLC (Luxembourg)†(c)	6.75%	10/1/2026	18,393	18,737,869
Hughes Satellite Systems Corp.	5.25%	8/1/2026	6,723	7,389,232
Intelsat Jackson Holdings SA (Luxembourg)(c)	5.50%	8/1/2023	39,007	33,627,350
Intelsat Jackson Holdings SA (Luxembourg)†(c)	8.50%	10/15/2024	15,258	13,382,563
ViaSat, Inc.†	5.625%	4/15/2027	17,344	17,603,726
Total				90,740,740

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Telecommunications: Wireless 1.48%

Millicom International Cellular SA (Luxembourg)†(c)	6.625%	10/15/2026			$6,246	$6,696,649
Sprint Capital Corp.	6.875%	11/15/2028			66,216	78,981,782
T-Mobile USA, Inc.	6.50%	1/15/2026			6,615	6,976,510
VF Ukraine PAT via VFU Funding PLC (Ukraine)†(c)	6.20%	2/11/2025			6,950	6,964,178
Total						99,619,119

Telecommunications: Wireline Integrated & Services 1.68%

Altice France SA†(d)	3.375%	1/15/2028		EUR	4,934	5,313,360
Altice France SA (France)†(c)	7.375%	5/1/2026			$13,003	13,660,302
AT&T, Inc.(d)	2.875%(5yr EUR Constant Maturity Rate + 3.14%) #	—	(j)	EUR	3,900	4,257,258
Consolidated Communications, Inc.	6.50%	10/1/2022			$8,038	7,756,670
DKT Finance ApS (Denmark)†(c)	9.375%	6/17/2023			21,942	23,367,133
Front Range BidCo, Inc.†(a)	4.00%	3/1/2027			6,961	6,773,923
Front Range BidCo, Inc.†(a)	6.125%	3/1/2028			6,030	5,958,394
GCI LLC	6.875%	4/15/2025			12,746	13,170,888
Telefonica Celular del Paraguay SA (Paraguay)†(c)	5.875%	4/15/2027			6,699	7,019,530
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC	8.25%	10/15/2023			7,592	7,079,540
Ypso Finance Bis SA	10.50%	5/15/2027			10,467	11,906,212
Ypso Finance Bis SA (Luxembourg)†(c)	6.00%	2/15/2028			7,398	7,139,070
Total						113,402,280

Transportation (Excluding Air/Rail) 0.12%

CMA CGM SA(d)	5.25%	1/15/2025		EUR	11,229	8,072,318

Transportation: Infrastructure/Services 1.16%

Autopistas del Sol SA (Costa Rica)†(c)	7.375%	12/30/2030			$7,284	7,614,007
Delhi International Airport Ltd. (India)†(c)	6.45%	6/4/2029			966	1,032,413
Golar LNG Partners LP (United Kingdom)†(c)	7.942%(3 Mo. LIBOR + 6.25%) #	5/18/2021			7,000	6,722,429
Great Lakes Dredge & Dock Corp.	8.00%	5/15/2022			6,767	7,097,988
Promontoria Holding 264 BV†(d)	6.75%	8/15/2023		EUR	6,607	6,180,765
Stena AB (Sweden)†(c)	7.00%	2/1/2024			$14,221	14,262,454

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation: Infrastructure/Services (continued)

Stena International SA (Luxembourg)†(c)	6.125%	2/1/2025	$9,586	$9,609,965
Teekay Corp.†	9.25%	11/15/2022	7,472	7,829,251
TransJamaican Highway Ltd. (Jamaica)†(c)	5.75%	10/10/2036	6,775	7,103,587
XPO CNW, Inc.	6.70%	5/1/2034	10,312	10,654,580
Total				78,107,439
Total High Yield Corporate Bonds (cost $5,660,526,517)				5,714,294,259

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.26%

Great Wolf Trust 2019-WOLF 2019-WOLF F† (cost $17,639,224)	4.79%(1 Mo. LIBOR + 3.13%) #	12/15/2036	17,683	17,780,228

	Dividend Rate		Shares (000)

PREFERRED STOCK 0.00%

Energy: Exploration & Production

Templar Energy LLC (cost $1,913,468)	Zero Coupon		220	—	(e)

	Exercise Price	Expiration Date

WARRANT 0.00%

Personal & Household Products

Remington Outdoor Co., Inc. (cost $754,851)	$35.05	5/15/2022	129	1,294	(f)
Total Investments in Securities 99.10% (cost $6,686,246,667)				6,681,382,713
Less Unfunded Loan Commitments (0.05%) (cost $2,868,468)				(2,877,504)
Net Investments 99.05% (cost $6,683,378,199)				6,678,505,209
Cash, Foreign Cash and Other Assets in Excess of Liabilities(l) 0.95%				63,728,391
Net Assets 100.00%				$6,742,233,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2020

CAD	Canadian dollar.
EUR	Euro.
GBP	British pound.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 29, 2020, the total value of Rule 144A securities was $3,677,564,628, which represents 54.55% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2020.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Foreign security traded in U.S. dollars.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(f)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 29, 2020.
(h)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Interest rate to be determined.
(j)	Security is perpetual in nature and has no stated maturity.
(k)	Defaulted (non-income producing security).
(l)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at February 29, 2020(1):

Referenced Index	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.HY.33(4)(5)	Credit Suisse	5.00%	12/20/2024	$323,235,000	$339,714,955	$18,156,760	$(1,676,805)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2020

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.

(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $(1,676,805).
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Credit Default Swaps on Indexes - Sell Protection at February 29, 2020 (1):

Referenced Issuer	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Receivable at Fair Value(4)
Tesla	J.P. Morgan	1.00%	6/20/2020	$7,938,000	$7,948,962	$(102,383)	$113,345	$10,962

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.

(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $113,345. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at February 29, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	State Street Bank and Trust	3/9/2020	2,342,000	$2,550,940	$2,586,455	$35,515
British pound	Sell	State Street Bank and Trust	3/5/2020	42,380,000	55,271,140	54,340,661	930,479
British pound	Sell	State Street Bank and Trust	3/5/2020	3,262,000	4,291,976	4,182,615	109,361
Danish krone	Sell	State Street Bank and Trust	3/13/2020	48,771,000	7,288,681	7,209,628	79,053
Euro	Sell	State Street Bank and Trust	3/9/2020	8,940,000	10,021,647	9,873,146	148,501
Euro	Sell	Toronto Dominion Bank	3/9/2020	92,000,000	102,730,052	101,602,840	1,127,212
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,430,121

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2020

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	State Street Bank and Trust	3/5/2020	5,642,000	$7,415,247	$7,234,309	$(180,938)
Danish krone	Buy	State Street Bank and Trust	3/13/2020	48,771,000	7,293,251	7,209,628	(83,623)
Euro	Sell	Citibank	3/9/2020	7,175,000	7,914,331	7,923,917	(9,586)
Euro	Sell	State Street Bank and Trust	3/9/2020	3,900,000	4,248,541	4,307,076	(58,535)
Euro	Sell	State Street Bank and Trust	5/12/2020	45,601,000	50,032,131	50,547,171	(515,040)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(847,722)

Open Futures Contracts at February 29, 2020:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	June 2020	2,976	Long		$395,005,581		$401,016,000	$6,010,419
U.S. 2-Year Treasury Note	June 2020	2,343	Long		508,422,026		511,542,799	3,120,773
U.S. Long Bond	June 2020	690	Long		115,096,188		117,472,500	2,376,312
U.S. Ultra Treasury Bond	June 2020	136	Long		28,191,526		28,220,000	28,474
Total Unrealized Appreciation on Open Futures Contracts								$11,535,978

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
Euro-Bobl	March 2020	30	Short	EUR	(4,031,047)	EUR	(4,069,800)	$(42,781)
Euro-Bund	March 2020	297	Short		(51,386,414)		(52,705,620)	(1,456,338)
U.S. 10-Year Ultra Treasury Bond	June 2020	1,361	Short		$(201,489,014)		$(204,447,719)	(2,958,705)
U.S. 5-Year Treasury Note	June 2020	1,353	Short		(164,461,114)		(166,080,750)	(1,619,636)
Total Unrealized Depreciation on Open Futures Contracts								$(6,077,460)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2020

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$28,112,057	$—	$28,112,057
Common Stocks
Energy: Exploration & Production	7,293,598	—	15,246	7,308,844
Food & Drug Retailers	7,135,385	—	197	7,135,582
Investments & Miscellaneous Financial Services	—	—	48,812	48,812
Personal & Household Products	—	96,244	6,669,417	6,765,661
Specialty Retail	10,191,529	—	4,114,885	14,306,414
Transportation: Infrastructure/Services	—	—	1,436,364	1,436,364
Remaining Industries	174,389,667	—	—	174,389,667
Convertible Bonds	—	158,417,318	—	158,417,318
Convertible Preferred Stock	6,372,950	—	—	6,372,950
Floating Rate Loans
Aerospace/Defense	—	7,183,706	11,457,203	18,640,909
Building Materials	—	26,045,745	11,567,776	37,613,521
Chemicals	—	—	2,093,053	2,093,053
Food & Drug Retailers	—	—	294	294
Food: Wholesale	—	6,950,956	7,032,465	13,983,421
Gaming	—	27,844,602	7,739,689	35,584,291
Oil Field Equipment & Services	—	—	12,301,043	12,301,043
Personal & Household Products	—	14,856,672	667,642	15,524,314
Recreation & Travel	—	7,042,192	871,890	7,914,082
Restaurants	—	6,683,486	7,151,206	13,834,692
Software/Services	—	43,567,980	2,578,867	46,146,847
Specialty Retail	—	37,116,718	6,011,287	43,128,005
Support: Services	—	54,512,273	25,374,287	79,886,560
Transportation: Infrastructure/Services	—	3,420,592	568,048	3,988,640
Remaining Industries	—	162,768,870	—	162,768,870
Less Unfunded Commitments	—	(1,482,662)	(1,394,842)	(2,877,504)
Foreign Government Obligations	—	51,604,721	—	51,604,721
High Yield Corporate Bonds
Automakers	—	76,399,833	850	76,400,683
Banking	—	185,626,209	1,000	185,627,209
Metals/Mining (Excluding Steel)	—	162,389,904	5	162,389,909
Remaining Industries	—	5,289,876,458	—	5,289,876,458
Non-Agency Commercial Mortgage-Backed Security	—	17,780,228	—	17,780,228
Preferred Stock	—	—	—	—
Warrant	—	—	1,294	1,294
Total	$205,383,129	$6,366,814,102	$106,307,978	$6,678,505,209

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 29, 2020

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(1,676,805)	—	(1,676,805)
Credit Default Swap Contracts
Assets	—	10,962	—	10,962
Liabilities	—	—	—	—
Forward Foreign Currency Exchange Contracts
Assets	—	2,430,121	—	2,430,121
Liabilities	—	(847,722)	—	(847,722)
Futures Contracts
Assets	11,535,978	—	—	11,535,978
Liabilities	(6,077,460)	—	—	(6,077,460)
Total	$5,458,518	$(83,444)	$—	$5,375,074

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks	Floating Rate Loans	High Yield Corporate Bonds	Preferred Stock	Warrants
Balance as of December 1, 2019	$49,009	$77,069,847	$2,619,355	$—	$1,294
Accrued Discounts (Premiums)	—	120,292	88	—	—
Realized Gain (Loss)	—	1,057,657	1,235,890	—	—
Change in Unrealized Appreciation (Depreciation)	(1,049,244)	(1,856,732)	(1,473,915)	—	—
Purchases	—	21,770,096	30,000	—	—
Sales	—	(27,249,331)	(2,409,563)	—	—
Transfers into Level 3	13,285,156	29,807,854	—	—	—
Transfers out of Level 3	—	(6,699,775)	—	—	—
Balance as of February 29, 2020	$12,284,921	$94,019,908	$1,855	$—	$1,294
Change in unrealized appreciation/depreciation for the period ended February 29, 2020, related to Level 3 investments held at February 29, 2020	$(1,049,244)	$(347,152)	$—	$—	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 96.00%

ASSET-BACKED SECURITIES 6.49%

Automobiles 0.80%

ACC Trust 2018-1 B†	4.82%		5/20/2021	$942	$945,998
ACC Trust 2018-1 C†	6.81%		2/21/2023	870	889,499
Avis Budget Rental Car Funding AESOP LLC 2015-2A†	2.63%		12/20/2021	710	714,959
BMW Vehicle Lease Trust 2019-1 A2	2.79%		3/22/2021	2,383	2,390,850
California Republic Auto Receivables Trust 2015-4 B†	3.73%		11/15/2021	1,131	1,133,818
Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%		1/20/2022	3,699	3,711,020
CPS Auto Trust 2017-A D†	4.61%		12/15/2022	2,500	2,565,034
Drive Auto Receivables Trust 2016-CA D†	4.18%		3/15/2024	597	606,364
Drive Auto Receivables Trust 2019-2 A2A	2.93%		3/15/2022	594	594,825
Enterprise Fleet Financing LLC 2018-1 A2†	2.87%		10/20/2023	914	920,833
Flagship Credit Auto Trust 2019-1 D†	4.08%		2/18/2025	4,000	4,249,903
Foursight Capital Automobile Receivables Trust 2018-1 D†	4.19%		11/15/2023	3,500	3,627,680
Santander Drive Auto Receivables Trust 2016-1 D	4.02%		4/15/2022	770	774,746
Total					23,125,529

Credit Cards 0.45%

Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	2,831	2,921,832
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	1,844	1,897,993
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	4,424	4,457,520
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	3,684	3,694,146
Total					12,971,491

Other 5.24%

Allegany Park CLO Ltd. 2019-1A D†	Zero Coupon	#(a)	1/20/2033	4,950	4,917,440
ALM VII Ltd. 2012-7A A2R2†	3.681%(3 Mo. LIBOR +1.85%)	#	7/15/2029	5,883	5,890,851
AMMC CLO XIV Ltd. 2014-14A A2LR†	3.494%(3 Mo. LIBOR +1.70%)	#	7/25/2029	2,350	2,345,387
Apex Credit CLO Ltd. 2016-1A B1R†	3.644%(3 Mo. LIBOR + 1.85%)	#	10/27/2028	796	796,497
Apex Credit CLO Ltd. 2017-1A B†	3.751%(3 Mo. LIBOR + 1.95%)	#	4/24/2029	876	876,538
Avery Point IV CLO Ltd. 2014-1A BR†	3.394%(3 Mo. LIBOR + 1.60%)	#	4/25/2026	1,294	1,289,080
Avery Point V CLO Ltd. 2014-5A AR†	2.816%(3 Mo. LIBOR + .98%)	#	7/17/2026	455	455,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Benefit Street Partners Clo XII Ltd. 2017-12A C†	4.881%(3 Mo. LIBOR + 3.05%)	#	10/15/2030	$1,950	$1,912,705
Benefit Street Partners CLO XIX Ltd. 2019-19A C†	Zero Coupon	#(a)	1/15/2033	1,085	1,087,801
Benefit Street Partners CLO XIX Ltd. 2019-19A D†	Zero Coupon	#(a)	1/15/2033	1,542	1,545,007
BlueMountain CLO Ltd. 2013-1A A2R2†	3.569%(3 Mo. LIBOR + 1.75%)	#	1/20/2029	1,308	1,308,884
BlueMountain CLO Ltd. 2016-1A BR†	3.169%(3 Mo. LIBOR + 1.35%)	#	4/20/2027	4,939	4,909,455
Bowman Park CLO Ltd. 2014-1A AR†	2.863%(3 Mo. LIBOR + 1.18%)	#	11/23/2025	1,140	1,141,747
BSPRT Issuer Ltd. 2018-FL4 A†	2.708%(1 Mo. LIBOR + 1.05%)	#	9/15/2035	3,888	3,889,457
CARLYLE US CLO Ltd. 2019-4A C††	5.878%(3 Mo. LIBOR+ 4.00%)	#	1/15/2033	2,026	1,982,518
Cedar Funding VI CLO Ltd. 2016-6A BR†	3.419%(3 Mo. LIBOR + 1.60%)	#	10/20/2028	2,500	2,493,489
Cent CLO Ltd. 2013-19A A1A†	3.105%(3 Mo. LIBOR + 1.33%)	#	10/29/2025	1,005	1,005,238
CIFC Funding Ltd. 2019-6A D†	Zero Coupon	#(a)	1/16/2033	934	934,739
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022	2,733	2,743,470
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	148	149,157
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	964	982,855
Elevation CLO 2014-2 Ltd. 2014-2A DR†	5.031%(3 Mo. LIBOR + 3.20%)	#	10/15/2029	2,750	2,649,751
Galaxy XXI CLO Ltd. 2015-21A AR†	2.839%(3 Mo. LIBOR + 1.02%)	#	4/20/2031	1,012	1,005,783
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	3.944%(3 Mo. LIBOR + 2.15%)	#	7/25/2027	895	892,424
Hardee’s Funding LLC 2018-1A A23†	5.71%		6/20/2048	3,671	4,027,304
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	4,526	4,744,666
HPS Loan Management 10-2016 Ltd. A2R†	3.569%(3 Mo. LIBOR +1.75%)	#	1/20/2028	1,979	1,982,473
Jamestown CLO IX Ltd. 2016-9A BR†	4.469%(3 Mo. LIBOR + 2.65%)	#	10/20/2028	3,600	3,609,144
Jamestown CLO VII Ltd. 2015-7A A2R†	3.094%(3 Mo. LIBOR + 1.30%)	#	7/25/2027	2,039	2,033,851
Kayne CLO 7 Ltd. 2020-7A A1†(b)	Zero Coupon	#(a)	4/17/2033	7,851	7,847,083
KKR CLO Ltd.18 B†	3.527%(3 Mo. LIBOR + 1.70%)	#	7/18/2030	3,722	3,703,378
Madison Park Funding XXXVI Ltd. 2019-36A C†	2.60%(3 Mo. LIBOR + 2.60%)	#	1/15/2033	2,120	2,126,356
Madison Park Funding XXXVI Ltd. 2019-36A D†	3.75%(3 Mo. LIBOR + 3.75%)	#	1/15/2033	3,573	3,538,968

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Marble Point CLO XVII Ltd. 2020-1A A†(b)	Zero Coupon	#(a)	4/20/2033	$4,860	$4,859,946	(c)
MidOcean Credit CLO VI 2016-6A BR†	3.719%(3 Mo. LIBOR + 1.90%)	#	1/20/2029	1,493	1,496,335
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.019%(3 Mo. LIBOR + 1.20%)	#	4/18/2025	1,175	1,175,324
Mountain View CLO LLC 2017-1A AR†(b)	Zero Coupon	#(a)	10/16/2029	4,505	4,504,630
Mountain View CLO X Ltd. 2015-10A BR†	3.198%(3 Mo. LIBOR + 1.35%)	#	10/13/2027	2,400	2,383,116
Neuberger Berman Loan Advisers CLO Ltd. 2019-35A D†	5.603%(3 Mo. LIBOR+ 3.70%)	#	1/19/2033	1,360	1,316,706
Northwoods Capital 20 Ltd. 2019-20A C†	4.701%(3 Mo. LIBOR + 2.80%)	#	1/25/2030	2,539	2,544,060
Northwoods Capital 20 Ltd. 2019-20A D†	6.151%(3 Mo. LIBOR + 4.25%)	#	1/25/2030	2,939	2,948,028
Octagon Investment Partners 29 Ltd. 2016-1A AR†(b)	Zero Coupon	#(a)	1/24/2033	4,419	4,418,820	(c)
Octagon Investment Partners 30 Ltd. 2017-1A A2†	3.519%(3 Mo. LIBOR + 1.70%)	#	3/17/2030	4,300	4,304,210
OHA Loan Funding Ltd. 2015-1A CR2†	4.342%(3 Mo. LIBOR + 2.65%)	#	11/15/2032	1,396	1,408,289
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	47	47,540
Palmer Square Loan Funding Ltd. 2018-1A A1†	2.431%(3 Mo. LIBOR + .60%)	#	4/15/2026	2,821	2,812,742
Palmer Square Loan Funding Ltd. 2018-1A A2†	2.881%(3 Mo. LIBOR + 1.05%)	#	4/15/2026	1,633	1,628,719
Palmer Square Loan Funding Ltd. 2018-1A B†	3.231%(3 Mo. LIBOR + 1.40%)	#	4/15/2026	1,237	1,226,829
Palmer Square Loan Funding Ltd. 2018-5A A2†	3.219%(3 Mo. LIBOR + 1.40%)	#	1/20/2027	957	954,058
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	2,578	2,697,636
Regatta VI Funding Ltd. 2016-1A CR†	3.869%(3 Mo. LIBOR + 2.05%)	#	7/20/2028	1,857	1,852,836
Regatta XVI Funding Ltd. 2019-2A C†	4.603%(3 Mo. LIBOR + 2.70%)	#	1/15/2033	1,214	1,225,784
Regatta XVI Funding Ltd. 2019-2A D†	5.803%(3 Mo. LIBOR+ 3.90%)	#	1/15/2033	1,325	1,327,856
Salem Fields CLO Ltd. 2016-2A A2R†	3.494%(3 Mo. LIBOR + 1.70%)	#	10/25/2028	2,008	2,010,154
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	734	739,405
Seneca Park CLO Ltd. 2014-1A AR†	2.956%(3 Mo. LIBOR + 1.12%)	#	7/17/2026	389	389,496
Shackleton CLO Ltd. 2019-14A A2†	3.719%(3 Mo. LIBOR + 1.90%)	#	7/20/2030	6,782	6,786,688

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Sound Point CLO XV Ltd. 2017-1A C†	4.306%(3 Mo. LIBOR + 2.50%) #	1/23/2029	$2,180	$2,172,169
Sound Point CLO XVII 2017-3A A2†	3.419%(3 Mo. LIBOR + 1.60%) #	10/20/2030	7,273	7,214,507
Thacher Park CLO Ltd. 2014-1A AR†	2.979%(3 Mo. LIBOR + 1.16%) #	10/20/2026	1,323	1,325,529
Venture XXIV CLO Ltd. 2016-24A B†	3.869%(3 Mo. LIBOR + 2.05%) #	10/20/2028	5,000	5,006,312
Total				151,597,095
Total Asset-Backed Securities (cost $186,520,571)				187,694,115

			Shares (000)
COMMON STOCKS 0.00%

Oil

Chaparral Energy, Inc. Class A*			77	41,240
Templar Energy LLC Class A Units			97	7,764	(d)
Total Common Stocks (cost $3,186,052)				49,004

			Principal Amount (000)
CORPORATE BONDS 72.39%

Aerospace/Defense 0.59%

BAE Systems Finance, Inc.†	7.50%	7/1/2027	$930	1,252,812
F-Brasile SpA / F-Brasile US LLC (Italy)†(e)	7.375%	8/15/2026	2,628	2,805,390
Lockheed Martin Corp.	7.75%	5/1/2026	900	1,190,551
Lockheed Martin Tactical Systems, Inc.	7.625%	6/15/2025	590	747,435
Northrop Grumman Systems Corp.	7.75%	2/15/2031	1,512	2,257,323
Signature Aviation US Holdings, Inc.†	4.00%	3/1/2028	3,333	3,297,170
Spirit AeroSystems, Inc.	4.60%	6/15/2028	4,812	4,781,623
Triumph Group, Inc.	5.25%	6/1/2022	612	601,481
Total				16,933,785

Air Transportation 0.63%

Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(e)	5.00%	6/15/2025	1,961	2,075,631
American Airlines 2013-1 Class B Pass-Through Trust†	5.625%	7/15/2022	3,911	4,003,480

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Air Transportation (continued)

American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022		$4,408	$4,464,354
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024		6,500	6,762,515
American Airlines Group, Inc.†	3.75%	3/1/2025		1,000	924,375
Total					18,230,355

Apparel 0.24%

PVH Corp.	7.75%	11/15/2023		5,967	6,961,192

Auto Parts: Original Equipment 1.12%

Adient Global Holdings Ltd.†	4.875%	8/15/2026		3,000	2,595,075
American Axle & Manufacturing, Inc.	6.50%	4/1/2027		3,875	3,727,847
IHO Verwaltungs GmbH PIK 5.50% (Germany)†(e)	4.75%	9/15/2026		5,000	5,061,612
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.†	8.50%	5/15/2027		2,700	2,752,245
Tenneco, Inc.	5.00%	7/15/2026		6,000	5,175,150
Titan International, Inc.	6.50%	11/30/2023		2,919	2,197,759
ZF North America Capital, Inc.†	4.00%	4/29/2020		2,000	2,003,961
ZF North America Capital, Inc.†	4.50%	4/29/2022		1,000	1,038,683
ZF North America Capital, Inc.†	4.75%	4/29/2025		7,466	7,809,723
Total					32,362,055

Automotive 1.72%

Aston Martin Capital Holdings Ltd. (Jersey)†(e)	6.50%	4/15/2022		1,000	925,000
Ford Motor Co.	7.45%	7/16/2031		14,133	16,040,923
Ford Motor Credit Co. LLC	5.113%	5/3/2029		2,000	2,015,497
Ford Motor Credit Co. LLC	5.584%	3/18/2024		2,000	2,141,196
General Motors Co.	6.75%	4/1/2046		17,530	20,657,702
General Motors Financial Co., Inc.	4.25%	5/15/2023		636	671,437
Nissan Motor Acceptance Corp.†	2.414%(3 Mo. LIBOR + .52%) #	3/15/2021		1,750	1,753,220
Nissan Motor Acceptance Corp.†	2.651%(3 Mo. LIBOR + .69%) #	9/28/2022		3,000	2,996,394
Wabash National Corp.†	5.50%	10/1/2025		2,500	2,463,537
Total					49,664,906

Banks: Regional 7.55%

Banco Mercantil del Norte SA†	7.625%(10 Yr Treasury Constant Maturity Rate + 5.35%) #	—	(f)	2,000	2,253,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)

Bank Leumi Le-Israel BM (Ireland)†(e)	3.275%(5 Yr Treasury Constant Maturity Rate + 1.63%)	#	1/29/2031		$1,570	$1,574,357
Bank of America Corp.	2.559%(3 Mo. LIBOR + .65%)	#	10/1/2021		5,000	5,014,621
Bank of America Corp.	3.824%(3 Mo. LIBOR + 1.58%)	#	1/20/2028		8,949	9,866,767
Bank of America Corp.	4.45%		3/3/2026		9,494	10,724,395
Bank of Ireland Group plc (Ireland)(e)	4.125%(5 Yr Treasury Constant Maturity Rate + 2.50%)	#	9/19/2027		12,794	13,102,674
Bank of Montreal (Canada)(e)	3.803%(5 Yr. Swap rate + 1.43%)	#	12/15/2032		6,558	7,073,557
Barclays Bank plc (United Kingdom)†(e)	10.179%		6/12/2021		2,840	3,125,293
BBVA Bancomer SA†	5.125%(5 Yr Treasury Constant Maturity Rate + 2.65%)	#	1/18/2033		4,300	4,493,608
BBVA USA	3.875%		4/10/2025		1,035	1,116,516
BNP Paribas SA (France)†(e)	4.50%(5 Yr Treasury Constant Maturity Rate + 2.94%)	#	—	(f)	4,153	3,968,711
Citigroup, Inc.	2.666%(SOFR + 1.15%)	#	1/29/2031		6,232	6,398,769
Citigroup, Inc.	3.668%(3 Mo. LIBOR + 1.39%)	#	7/24/2028		5,426	5,947,306
Citigroup, Inc.	3.887%(3 Mo. LIBOR + 1.56%)	#	1/10/2028		3,413	3,779,644
Citigroup, Inc.	4.60%		3/9/2026		2,161	2,447,396
Citigroup, Inc.	5.95%(3 Mo. LIBOR + 3.91%)	#	—	(f)	1,077	1,161,216
Citizens Financial Group, Inc.†	4.15%		9/28/2022		2,000	2,121,100
Danske Bank A/S (Denmark)†(e)	4.375%		6/12/2028		875	993,511
Danske Bank A/S (Denmark)†(e)	5.375%		1/12/2024		12,000	13,458,103
Discover Bank	4.682%(5 Yr. Swap rate + 1.73%)	#	8/9/2028		7,750	8,242,241
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		10,263	14,720,177
Lloyds Bank plc (United Kingdom)†(e)	6.50%		9/14/2020		5,029	5,151,820
Macquarie Bank Ltd. (Australia)†(e)	4.875%		6/10/2025		1,850	2,034,337

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)

Macquarie Bank Ltd. (Australia)†(e)	6.625%	4/7/2021		$4,261	$4,479,676
Macquarie Bank Ltd. (United Kingdom)†(e)	6.125%(5 Yr. Swap rate + 3.70%) #	—	(f)	1,150	1,215,648
Macquarie Group Ltd. (Australia)†(e)	4.654%(3 Mo. LIBOR + 1.73%) #	3/27/2029		8,682	10,038,236
National Australia Bank Ltd. (Australia)†(e)	3.933%(5 Yr Treasury Constant Maturity Rate + 1.88%) #	8/2/2034		11,000	12,033,833
Provident Funding Associates LP/PFG Finance Corp.†	6.375%	6/15/2025		3,276	3,285,550
Santander UK plc (United Kingdom)(e)	7.95%	10/26/2029		5,770	7,768,458
Turkiye Vakiflar Bankasi TAO (Turkey)†(e)	5.625%	5/30/2022		1,109	1,110,110
Turkiye Vakiflar Bankasi TAO (Turkey)†(e)	5.75%	1/30/2023		1,832	1,808,844
UBS AG	7.625%	8/17/2022		8,750	9,841,913
UBS AG (Switzerland)(e)	5.125%	5/15/2024		13,800	14,944,020
Webster Financial Corp.	4.10%	3/25/2029		4,986	5,628,710
Wells Fargo Capital X	5.95%	12/1/2086		8,224	10,751,584
Westpac Banking Corp. (Australia)(e)	4.11%(5 Yr Treasury Constant Maturity Rate + 2.00%) #	7/24/2034		3,061	3,353,707
Westpac Banking Corp. (Australia)(e)	4.322%(5 Yr. Swap rate + 2.24%) #	11/23/2031		3,197	3,508,649
Total					218,538,607

Beverages 1.89%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	2/1/2036		30,835	36,770,373
Anheuser-Busch InBev Worldwide, Inc.	8.20%	1/15/2039		245	403,994
Bacardi Ltd.†	4.70%	5/15/2028		10,673	12,224,530
Becle SAB de CV (Mexico)†(e)	3.75%	5/13/2025		5,050	5,410,827
Total					54,809,724

Building Materials 0.75%

Boral Finance Pty Ltd. (Australia)†(e)	3.00%	11/1/2022		987	1,013,841
Builders FirstSource, Inc.†	5.00%	3/1/2030		1,000	1,002,355
Carrier Global Corp.†	3.577%	4/5/2050		1,098	1,129,111
CPG Merger Sub LLC†	8.00%	10/1/2021		1,464	1,468,245

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials (continued)

Martin Marietta Materials, Inc.	2.333%(3 Mo. LIBOR + .65%) #	5/22/2020	$1,950	$1,952,110
Owens Corning, Inc.	4.30%	7/15/2047	5,770	6,194,355
Owens Corning, Inc.	7.00%	12/1/2036	3,747	5,065,866
Vulcan Materials Co.	2.23%(3 Mo. LIBOR + .65%) #	3/1/2021	3,900	3,913,191
Total				21,739,074

Business Services 0.23%

Capitol Investment Merger Sub 2 LLC†	10.00%	8/1/2024	2,300	2,312,454
Garda World Security Corp. (Canada)†(e)	4.625%	2/15/2027	4,500	4,455,000
Total				6,767,454

Chemicals 0.67%

CNAC HK Finbridge Co. Ltd. (Hong Kong)(e)	4.125%	7/19/2027	7,250	7,958,518
NOVA Chemicals Corp. (Canada)†(e)	5.25%	8/1/2023	965	967,403
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(e)	3.949%	4/24/2023	4,600	4,761,943
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands)†(e)	8.00%	10/1/2026	2,500	2,486,812
Syngenta Finance NV (Netherlands)†(e)	4.441%	4/24/2023	1,332	1,417,142
Yingde Gases Investment Ltd. (Hong Kong)†(e)	6.25%	1/19/2023	1,800	1,874,482
Total				19,466,300

Computer Hardware 1.19%

Dell International LLC/EMC Corp.†	6.02%	6/15/2026	6,965	8,162,586
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	9,467	12,878,993
Diebold Nixdorf, Inc.	8.50%	4/15/2024	2,750	2,483,016
Leidos Holdings, Inc.	5.95%	12/1/2040	1,325	1,607,480
Leidos, Inc.	5.50%	7/1/2033	353	401,792
Leidos, Inc.	7.125%	7/1/2032	6,806	8,775,980
Total				34,309,847

Computer Software 0.40%

Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho†	10.00%	11/30/2024	1,115	1,191,695
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	3,550	3,757,125
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023	2,500	2,572,913
TIBCO Software, Inc.†	11.375%	12/1/2021	3,901	4,016,177
Total				11,537,910

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Construction/Homebuilding 0.34%

Century Communities, Inc.	5.875%	7/15/2025	$2,953	$3,094,493
Forestar Group, Inc.†	5.00%	3/1/2028	1,667	1,640,953
Shea Homes LP / Shea Homes Funding Corp.†	4.75%	2/15/2028	2,400	2,405,748
William Lyon Homes, Inc.	7.00%	8/15/2022	368	368,341
Williams Scotsman International, Inc.†	7.875%	12/15/2022	2,158	2,250,388
Total				9,759,923

Containers 0.10%

Mauser Packaging Solutions Holding Co.†	7.25%	4/15/2025	2,892	2,810,099

Drugs 3.47%

AbbVie, Inc.†	4.25%	11/21/2049	24,546	27,793,070
AbbVie, Inc.	4.70%	5/14/2045	1,890	2,232,319
AbbVie, Inc.	4.875%	11/14/2048	2,018	2,487,110
Bausch Health Cos, Inc.†	5.00%	1/30/2028	1,374	1,359,394
Bausch Health Cos., Inc.†	6.125%	4/15/2025	2,980	3,045,813
Bausch Health Cos., Inc.†	7.00%	3/15/2024	451	465,281
Bayer Corp.†	6.65%	2/15/2028	3,848	4,858,683
Bayer US Finance II LLC†	3.875%	12/15/2023	5,288	5,680,053
Bayer US Finance II LLC†	4.375%	12/15/2028	5,000	5,694,262
Cigna Corp.†	4.80%	7/15/2046	228	275,056
Cigna Corp.†	6.125%	11/15/2041	3,380	4,625,323
CVS Health Corp.	4.30%	3/25/2028	21,462	24,034,025
CVS Health Corp.	4.78%	3/25/2038	11,790	13,920,955
CVS Health Corp.	5.05%	3/25/2048	3,215	3,962,534
Total				100,433,878

Electric: Power 7.40%

Acwa Power Management & Investments One Ltd. (Saudi Arabia)†(e)	5.95%	12/15/2039	2,200	2,469,126
Adani Transmission Ltd. (India)†(e)	4.00%	8/3/2026	2,200	2,320,065
Appalachian Power Co.	7.00%	4/1/2038	2,375	3,641,750
Ausgrid Finance Pty Ltd. (Australia)†(e)	4.35%	8/1/2028	7,542	8,533,299
Calpine Corp.	5.50%	2/1/2024	3,885	3,826,764
Calpine Corp.	5.75%	1/15/2025	1,316	1,323,238
Cleco Corporate Holdings LLC	4.973%	5/1/2046	4,676	5,722,399
Cleco Power LLC	6.00%	12/1/2040	4,904	6,563,619
Cleveland Electric Illuminating Co. (The)†	3.50%	4/1/2028	2,361	2,597,845
Dominion Energy, Inc.	7.00%	6/15/2038	4,000	5,853,864
DPL, Inc.†	4.35%	4/15/2029	8,800	8,231,221

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

DTE Energy Co.	6.375%	4/15/2033	$2,506	$3,464,906
Duke Energy Corp.	4.20%	6/15/2049	3,000	3,569,636
Duquesne Light Holdings, Inc.	6.25%	8/15/2035	2,650	3,444,077
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	1,170	1,197,441
El Paso Electric Co.	5.00%	12/1/2044	4,995	6,284,370
El Paso Electric Co.	6.00%	5/15/2035	425	567,018
Emera US Finance LP	4.75%	6/15/2046	5,820	6,846,507
Emera, Inc. (Canada)(e)	6.75%(3 Mo. LIBOR + 5.44%) #	6/15/2076	6,000	6,965,130
Enel Finance International NV (Netherlands)†(e)	2.75%	4/6/2023	5,440	5,584,919
Enel Finance International NV (Netherlands)†(e)	4.25%	9/14/2023	3,000	3,249,155
Exelon Generation Co. LLC	5.60%	6/15/2042	2,950	3,524,549
Exelon Generation Co. LLC	5.75%	10/1/2041	3,736	4,433,303
Exelon Generation Co. LLC	6.25%	10/1/2039	3,483	4,360,214
FirstEnergy Transmission LLC†	4.35%	1/15/2025	1,000	1,119,178
FirstEnergy Transmission LLC†	4.55%	4/1/2049	7,480	9,409,391
Florida Power & Light Co.	2.137%(3 Mo. LIBOR + .40%) #	5/6/2022	2,000	1,997,894
Interstate Power & Light Co.	3.50%	9/30/2049	2,754	3,075,302
Interstate Power & Light Co.	3.60%	4/1/2029	2,181	2,462,757
Interstate Power & Light Co.	4.70%	10/15/2043	200	244,555
Metropolitan Edison Co.†	4.00%	4/15/2025	680	740,179
Minejesa Capital BV (Netherlands)†(e)	5.625%	8/10/2037	1,800	2,022,183
Mississippi Power Co.	4.25%	3/15/2042	3,605	4,158,000
New York State Electric & Gas Corp.†	3.30%	9/15/2049	1,790	1,858,275
NextEra Energy Capital Holdings, Inc.	2.399%(3 Mo. LIBOR + .72%) #	2/25/2022	5,000	5,037,470
NRG Energy, Inc.†	4.45%	6/15/2029	9,587	10,373,172
Oglethorpe Power Corp.	4.20%	12/1/2042	1,070	1,133,187
Oglethorpe Power Corp.	5.95%	11/1/2039	7,439	9,504,309
Origin Energy Finance Ltd. (Australia)†(e)	5.45%	10/14/2021	4,289	4,546,025
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(e)	5.375%	5/1/2021	4,207	4,342,000
PSEG Power LLC	8.625%	4/15/2031	12,430	17,746,650
Public Service Co. of New Mexico	3.85%	8/1/2025	295	320,006
Puget Energy, Inc.	3.65%	5/15/2025	4,587	4,929,189
SCANA Corp.	4.125%	2/1/2022	5,135	5,309,100
SCANA Corp.	4.75%	5/15/2021	2,460	2,521,202
SCANA Corp.	6.25%	4/1/2020	628	629,677
Sempra Energy	4.00%	2/1/2048	3,502	3,882,333
Southwestern Public Service Co.	4.50%	8/15/2041	1,025	1,315,041
TransAlta Corp. (Canada)(e)	4.50%	11/15/2022	8,736	9,030,927
Virginia Electric & Power Co.	8.875%	11/15/2038	974	1,787,881
Total				214,070,298

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Electrical Equipment 0.21%

Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%	1/15/2027		$5,890	$6,181,560

Electronics 0.35%

Itron, Inc.†	5.00%	1/15/2026		2,428	2,506,066
Trimble, Inc.	4.90%	6/15/2028		6,726	7,629,408
Total					10,135,474

Engineering & Contracting Services 0.14%

Brand Industrial Service, Inc.†	8.50%	7/15/2025		4,087	3,984,784

Entertainment 0.37%

Eldorado Resorts, Inc.	6.00%	9/15/2026		1,625	1,766,170
Enterprise Development Authority (The)†	12.00%	7/15/2024		1,024	1,175,465
Mohegan Gaming & Entertainment†	7.875%	10/15/2024		2,045	2,028,814
Motion Bondco DAC (Ireland)†(e)	6.625%	11/15/2027		714	744,702
Scientific Games International, Inc.	6.625%	5/15/2021		2,493	2,497,113
Scientific Games International, Inc.†	7.25%	11/15/2029		2,500	2,439,125
Total					10,651,389

Environmental Services 0.10%

Waste Pro USA, Inc.†	5.50%	2/15/2026		2,914	2,848,952

Financial Services 3.42%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	3.50%	1/15/2025		7,107	7,424,716
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	3.875%	1/23/2028		5,000	5,263,662
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	4.875%	1/16/2024		2,674	2,911,547
Aircastle Ltd.	4.25%	6/15/2026		9,806	10,542,916
Ally Financial, Inc.	8.00%	11/1/2031		7,990	11,075,658
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.125%	10/1/2023		3,587	3,847,538
Brightsphere Investment Group, Inc.	Zero Coupon	7/27/2026		3,933	4,300,911
E*TRADE Financial Corp.	3.80%	8/24/2027		1,448	1,601,552
E*TRADE Financial Corp.	4.50%	6/20/2028		2,713	3,151,557
E*TRADE Financial Corp.	5.875%(3 Mo. LIBOR + 4.44%) #	—	(f)	4,542	4,946,533

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	$2,162	$2,128,219
Nationstar Mortgage Holdings, Inc.†	6.00%	1/15/2027	2,000	2,035,510
Nationstar Mortgage Holdings, Inc.†	9.125%	7/15/2026	4,054	4,395,631
Navient Corp.	5.00%	3/15/2027	4,600	4,460,620
Navient Corp.	6.75%	6/25/2025	7,825	8,274,937
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	4,123	4,584,755
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	5,679	6,432,206
Park Aerospace Holdings Ltd. (Ireland)†(e)	5.50%	2/15/2024	8,146	8,964,322
SURA Asset Management SA (Colombia)†(e)	4.375%	4/11/2027	2,285	2,474,329
Total				98,817,119

Food 0.75%

Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	3,594	3,584,979
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.†	6.50%	4/15/2029	6,500	7,062,575
Smithfield Foods, Inc.†	3.35%	2/1/2022	975	994,921
Smithfield Foods, Inc.†	5.20%	4/1/2029	8,694	9,927,760
Total				21,570,235

Health Care Products 0.16%

Kinetic Concepts, Inc./KCI USA, Inc.†	12.50%	11/1/2021	414	420,997
Zimmer Biomet Holdings, Inc.	5.75%	11/30/2039	3,372	4,241,835
Total				4,662,832

Health Care Services 3.81%

Acadia Healthcare Co., Inc.	5.625%	2/15/2023	2,500	2,523,962
Centene Corp.†	3.375%	2/15/2030	4,444	4,449,555
Centene Corp.†	4.625%	12/15/2029	7,143	7,656,225
Centene Corp.†	5.375%	6/1/2026	3,240	3,416,094
Centene Corp.	6.125%	2/15/2024	123	126,838
CommonSpirit Health	3.347%	10/1/2029	10,029	10,654,801
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	5,640	6,261,098
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	7,513	8,071,165
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026	2,600	2,665,903
HCA, Inc.	5.125%	6/15/2039	7,837	9,133,880
HCA, Inc.	5.50%	6/15/2047	7,600	9,047,223

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services (continued)

Mount Sinai Hospitals Group, Inc.	3.737%	7/1/2049	$5,130	$5,774,753
New York and Presbyterian Hospital (The)	3.954%	8/1/2119	6,960	8,448,537
Northwell Healthcare, Inc.	3.979%	11/1/2046	4,781	5,556,200
Rede D’or Finance Sarl (Luxembourg)†(e)	4.95%	1/17/2028	1,096	1,132,004
Universal Health Services, Inc.†	4.75%	8/1/2022	14,038	14,101,269
Universal Health Services, Inc.†	5.00%	6/1/2026	6,807	7,081,645
US Renal Care, Inc.†	10.625%	7/15/2027	4,000	4,061,390
Total				110,162,542

Household Equipment/Products 0.08%

Newell Brands, Inc.	3.85%	4/1/2023	2,219	2,307,981

Insurance 2.57%

Aon Corp.	8.205%	1/1/2027	5,545	7,171,542
Assurant, Inc.	3.70%	2/22/2030	5,881	6,205,311
CNO Financial Group, Inc.	5.25%	5/30/2025	7,366	8,348,549
Global Atlantic Fin Co.†	4.40%	10/15/2029	6,675	7,065,527
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	4,460	5,049,231
Lincoln National Corp.	6.30%	10/9/2037	2,578	3,651,826
Lincoln National Corp.	7.00%	6/15/2040	2,518	3,950,973
Protective Life Corp.	8.45%	10/15/2039	5,103	8,439,280
Radian Group, Inc.	4.875%	3/15/2027	4,375	4,649,958
Selective Insurance Group, Inc.	5.375%	3/1/2049	4,695	6,207,198
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	7,365	9,736,510
Unum Group	5.75%	8/15/2042	3,162	3,854,133
Total				74,330,038

Leasing 0.19%

GATX Corp.	4.55%	11/7/2028	4,845	5,559,764

Leisure 1.10%

Carnival plc	7.875%	6/1/2027	5,500	7,351,616
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	1,088	1,117,929
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	3,894	4,191,030
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	8,255	10,703,825
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	3,039	3,131,431
Viking Cruises Ltd.†	5.875%	9/15/2027	5,000	4,453,250
Viking Cruises Ltd.†	6.25%	5/15/2025	1,000	960,415
Total				31,909,496

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Lodging 0.48%

Las Vegas Sands Corp.	3.90%	8/8/2029		$12,264	$12,984,447
Studio City Co. Ltd. (Macau)†(e)	7.25%	11/30/2021		913	921,628
Total					13,906,075

Machinery: Agricultural 1.42%

Altria Group, Inc.	5.95%	2/14/2049		7,875	10,012,740
BAT Capital Corp.	3.557%	8/15/2027		774	817,715
BAT Capital Corp.	4.39%	8/15/2037		15,975	16,880,020
Imperial Brands Finance plc (United Kingdom)†(e)	3.125%	7/26/2024		3,000	3,100,849
Imperial Brands Finance plc (United Kingdom)†(e)	3.875%	7/26/2029		6,841	7,188,082
MHP Lux SA (Luxembourg)†(e)	6.25%	9/19/2029		1,000	995,210
MHP Lux SA (Luxembourg)†(e)	6.95%	4/3/2026		2,000	2,092,504
Total					41,087,120

Machinery: Industrial/Specialty 1.48%

CNH Industrial Capital LLC	4.375%	4/5/2022		9,059	9,534,788
CNH Industrial Capital LLC	4.875%	4/1/2021		2,925	3,024,356
Granite US Holdings Corp.†	11.00%	10/1/2027		2,000	2,085,695
Kennametal, Inc.	4.625%	6/15/2028		3,818	4,280,466
nVent Finance Sarl (Luxembourg)(e)	4.55%	4/15/2028		10,340	11,390,759
Stanley Black & Decker, Inc.	4.00%(5 Yr Treasury Constant Maturity Rate + 2.66%) #	3/15/2060		4,548	4,589,325
Westinghouse Air Brake Technologies Corp.	4.95%	9/15/2028		7,000	7,966,173
Total					42,871,562

Manufacturing 1.12%

Carlisle Cos., Inc.	2.75%	3/1/2030		3,766	3,775,038
General Electric Co.	2.121%(3 Mo. LIBOR + .38%) #	5/5/2026		1,068	1,030,471
General Electric Co.	3.375%	3/11/2024		250	264,100
General Electric Co.	5.00%(3 Mo. LIBOR + 3.33%) #	—	(f)	18,651	18,175,493
General Electric Co.	6.15%	8/7/2037		6,740	8,844,136
Pentair Finance Sarl (Luxembourg)(e)	4.50%	7/1/2029		204	229,697
Total					32,318,935

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Media 2.41%

Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045		$1,515	$1,951,112
Cox Communications, Inc.†	8.375%	3/1/2039		8,644	14,098,229
Fox Corp.†	5.476%	1/25/2039		5,230	6,714,107
GCI LLC	6.875%	4/15/2025		2,900	2,996,672
NBCUniversal Enterprise, Inc.†	5.25%	—	(f)	15,188	15,622,908
Time Warner Cable LLC	7.30%	7/1/2038		15,865	21,560,098
Time Warner Entertainment Co. LP	8.375%	7/15/2033		4,675	6,800,566
Total					69,743,692

Metal Fabricating 0.08%

Valmont Industries, Inc.	5.25%	10/1/2054		1,983	2,255,956

Metals & Minerals: Miscellaneous 1.74%

Anglo American Capital plc (United Kingdom)†(e)	4.50%	3/15/2028		3,500	3,938,902
Anglo American Capital plc (United Kingdom)†(e)	4.75%	4/10/2027		6,235	7,113,786
Freeport-McMoRan, Inc.(b)	4.25%	3/1/2030		2,571	2,422,525
Freeport-McMoRan, Inc.	5.25%	9/1/2029		2,250	2,277,787
Freeport-McMoRan, Inc.	5.45%	3/15/2043		8,650	8,412,990
Glencore Finance Canada Ltd. (Canada)†(e)	4.25%	10/25/2022		660	693,513
Glencore Finance Canada Ltd. (Canada)†(e)	5.55%	10/25/2042		5,774	6,583,298
Glencore Funding LLC†	3.00%	10/27/2022		836	855,374
Glencore Funding LLC†	4.125%	5/30/2023		1,599	1,689,101
Hecla Mining Co.	7.25%	2/15/2028		2,813	2,771,086
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022		982	1,021,287
Kinross Gold Corp.(Canada)(e)	4.50%	7/15/2027		5,828	6,349,475
Southern Copper Corp. (Peru)(e)	5.25%	11/8/2042		3,885	4,552,012
Vedanta Resources Ltd. (India)†(e)	6.125%	8/9/2024		2,000	1,681,321
Total					50,362,457

Natural Gas 0.70%

National Fuel Gas Co.	3.75%	3/1/2023		6,919	7,247,843
National Fuel Gas Co.	3.95%	9/15/2027		2,687	2,835,169
National Fuel Gas Co.	4.90%	12/1/2021		3,887	4,065,771
NiSource, Inc.	5.95%	6/15/2041		3,106	4,295,433
Piedmont Natural Gas Co., Inc.	3.64%	11/1/2046		360	394,313
Southern Star Central Corp.†	5.125%	7/15/2022		1,531	1,551,399
Total					20,389,928

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 6.65%

Afren plc (United Kingdom)†(e)(g)	6.625%	12/9/2020	$976	$4,782
Afren plc (United Kingdom)†(e)(g)	10.25%	4/8/2019	2,049	17,255
Apache Corp.	5.10%	9/1/2040	9,215	9,224,451
Berry Petroleum Co. LLC†	7.00%	2/15/2026	5,441	4,749,163
Callon Petroleum Co.	6.125%	10/1/2024	1,000	795,000
Callon Petroleum Co.	6.25%	4/15/2023	2,500	2,118,775
Callon Petroleum Co.	6.375%	7/1/2026	3,250	2,536,129
Callon Petroleum Co.	8.25%	7/15/2025	761	679,508
Canadian Natural Resources Ltd. (Canada)(e)	7.20%	1/15/2032	6,558	9,088,231
Centennial Resource Production LLC†	6.875%	4/1/2027	5,000	4,486,612
Chaparral Energy, Inc.†	8.75%	7/15/2023	4,170	972,652
Cimarex Energy Co.	4.375%	3/15/2029	4,986	5,179,403
Continental Resources, Inc.	4.90%	6/1/2044	5,228	4,506,017
Continental Resources, Inc.	5.00%	9/15/2022	10,000	9,988,799
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	2,812	2,753,089
Eni SpA (Italy)†(e)	5.70%	10/1/2040	11,398	14,718,755
Helmerich & Payne, Inc.	4.65%	3/15/2025	12,536	13,948,695
Hess Corp.	5.60%	2/15/2041	4,333	4,690,139
Hess Corp.	5.80%	4/1/2047	7,593	8,420,639
HighPoint Operating Corp.	7.00%	10/15/2022	3,119	2,722,301
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	8,899	6,499,540
KazMunayGas National Co. JSC (Kazakhstan)†(e)	6.375%	10/24/2048	1,800	2,373,748
Laredo Petroleum, Inc.	10.125%	1/15/2028	3,750	2,699,531
Marathon Petroleum Corp.	5.375%	10/1/2022	2,000	2,020,683
Matador Resources Co.	5.875%	9/15/2026	2,000	1,795,050
MEG Energy Corp. (Canada)†(e)	6.50%	1/15/2025	1,387	1,367,062
MEG Energy Corp. (Canada)†(e)	7.00%	3/31/2024	3,300	3,133,630
MEG Energy Corp. (Canada)†(e)	7.125%	2/1/2027	1,806	1,720,215
Oasis Petroleum, Inc.	6.875%	3/15/2022	5,276	4,154,850
Occidental Petroleum Corp.	7.875%	9/15/2031	5,000	6,547,246
OGX Austria GmbH (Brazil)†(e)(g)	8.50%	6/1/2018	1,800	36
Parsley Energy LLC/Parsley Finance Corp.†	6.25%	6/1/2024	2,000	2,100,030
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	11,622	11,226,084
QEP Resources, Inc.	5.375%	10/1/2022	2,000	1,829,376
QEP Resources, Inc.	6.875%	3/1/2021	1,988	1,954,005
Range Resources Corp.	5.00%	8/15/2022	1,882	1,547,945
Range Resources Corp.	5.00%	3/15/2023	5,204	3,784,297
Seven Generations Energy Ltd. (Canada)†(e)	6.875%	6/30/2023	2,545	2,565,144
SM Energy Co.	6.125%	11/15/2022	1,000	902,812
SM Energy Co.	6.625%	1/15/2027	4,750	3,692,282
Suncor Energy Ventures Corp. (Canada)†(e)	4.50%	4/1/2022	155	160,696
Suncor Energy, Inc. (Canada)(e)	7.875%	6/15/2026	8,027	10,628,784

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Oil (continued)

Tapstone Energy LLC/Tapstone Energy Finance Corp.†(g)	9.75%	6/1/2022		$4,967	$42,220
Valero Energy Corp.	7.50%	4/15/2032		275	381,538
Valero Energy Corp.	10.50%	3/15/2039		7,619	13,245,177
Viper Energy Partners LP†	5.375%	11/1/2027		2,500	2,545,375
YPF SA (Argentina)†(e)	6.95%	7/21/2027		2,325	1,866,644
Total					192,384,395

Oil: Crude Producers 4.46%

Buckeye Partners LP	6.375%(3 Mo. LIBOR + 4.02%) #	1/22/2078		5,000	4,017,175
Cheniere Corpus Christi Holdings LLC†	3.70%	11/15/2029		2,500	2,507,463
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027		3,832	4,168,083
Cheniere Corpus Christi Holdings LLC	7.00%	6/30/2024		6,896	7,812,352
Enbridge Energy Partners LP	7.50%	4/15/2038		6,422	9,859,011
Enbridge, Inc. (Canada)(e)	6.00%(3 Mo. LIBOR + 3.89%) #	1/15/2077		4,462	4,637,111
Energy Transfer Operating LP	5.875%	1/15/2024		2,975	3,336,939
Energy Transfer Operating LP	9.00%	11/1/2024		2,110	2,605,142
Gulfstream Natural Gas System LLC†	4.60%	9/15/2025		2,190	2,405,605
Midwest Connector Capital Co. LLC†	3.90%	4/1/2024		5,803	6,161,240
Mplx LP	2.985%(3 Mo. LIBOR + 1.10%) #	9/9/2022		8,000	8,030,106
Mplx LP†	5.25%	1/15/2025		8,379	8,830,278
Mplx LP†	6.25%	10/15/2022		1,952	1,993,080
Mplx LP	6.875%(3 Mo. LIBOR + 4.65%) #	—	(f)	3,600	3,475,764
NGPL PipeCo LLC†	4.875%	8/15/2027		11,377	12,338,140
Sabal Trail Transmission LLC†	4.246%	5/1/2028		2,429	2,709,158
Sabine Pass Liquefaction LLC	5.625%	4/15/2023		10,183	11,175,848
Sabine Pass Liquefaction LLC	5.75%	5/15/2024		6,000	6,751,926
Sabine Pass Liquefaction LLC	5.875%	6/30/2026		8,398	9,678,306
Spectra Energy Partners LP	2.592%(3 Mo. LIBOR + .70%) #	6/5/2020		4,051	4,056,620
Texas Eastern Transmission LP†	4.125%	12/1/2020		1,950	1,967,051
Williams Cos., Inc. (The)	8.75%	3/15/2032		6,908	10,505,028
Total					129,021,426

Oil: Integrated Domestic 0.71%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	4.08%	12/15/2047		3,972	4,212,162
Halliburton Co.	7.45%	9/15/2039		4,379	6,247,685
National Oilwell Varco, Inc.	3.60%	12/1/2029		4,632	4,716,120
National Oilwell Varco, Inc.	3.95%	12/1/2042		5,494	5,228,340
Total					20,404,307

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Real Estate Investment Trusts 3.36%

American Homes 4 Rent LP	4.25%	2/15/2028		$5,564	$6,144,455
Aroundtown SA (Luxembourg)(e)	5.375%	3/21/2029		1,000	1,200,373
Brixmor Operating Partnership LP	3.85%	2/1/2025		5,662	6,132,357
China Evergrande Group (China)(e)	10.00%	4/11/2023		2,000	1,871,742
Country Garden Holdings Co. Ltd. (China)(e)	4.75%	1/17/2023		875	879,498
Country Garden Holdings Co. Ltd. (China)(e)	4.75%	9/28/2023		3,325	3,340,291
EPR Properties	4.50%	4/1/2025		1,947	2,143,091
EPR Properties	4.95%	4/15/2028		10,890	12,395,750
Equinix, Inc.	5.375%	5/15/2027		5,454	5,886,229
Equinix, Inc.	5.875%	1/15/2026		4,304	4,556,774
GEO Group, Inc. (The)	6.00%	4/15/2026		5,000	4,537,625
Healthcare Trust of America Holdings LP	3.10%	2/15/2030		3,682	3,852,550
Hudson Pacific Properties LP	4.65%	4/1/2029		4,000	4,667,981
Hunt Cos., Inc.†	6.25%	2/15/2026		2,647	2,573,738
Kaisa Group Holdings Ltd. (China)(e)	9.375%	6/30/2024		5,000	4,677,688
Kilroy Realty LP	4.375%	10/1/2025		2,358	2,651,945
SL Green Operating Partnership LP	3.25%	10/15/2022		5,304	5,514,234
SL Green Realty Corp.	4.50%	12/1/2022		1,590	1,698,474
Spirit Realty LP	3.40%	1/15/2030		3,540	3,781,306
Spirit Realty LP	4.00%	7/15/2029		1,636	1,832,344
VEREIT Operating Partnership LP	4.875%	6/1/2026		7,888	9,010,741
WeWork Cos., Inc.†	7.875%	5/1/2025		3,238	2,630,843
Weyerhaeuser Co.	8.50%	1/15/2025		3,940	5,113,106
Total					97,093,135

Retail 0.97%

Alimentation Couche-Tard, Inc. (Canada)†(e)	2.95%	1/25/2030		9,980	10,284,186
Dollar Tree, Inc.	4.20%	5/15/2028		7,270	8,137,310
Walgreens Boots Alliance, Inc.	3.80%	11/18/2024		6,970	7,452,458
Yum! Brands, Inc.	6.875%	11/15/2037		1,949	2,306,515
Total					28,180,469

Steel 0.18%

Steel Dynamics, Inc.	5.00%	12/15/2026		4,985	5,297,262

Technology 1.19%

Baidu, Inc. (China)(e)	3.625%	7/6/2027		4,500	4,864,538
Baidu, Inc. (China)(e)	3.875%	9/29/2023		9,000	9,548,060
Netflix, Inc.(h)	3.625%	5/15/2027	EUR	5,900	6,872,899

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Technology (continued)

Prosus NV (Netherlands)†(e)	3.68%	1/21/2030			$1,400	$1,451,673
Tencent Holdings Ltd. (China)†(e)	3.595%	1/19/2028			5,000	5,400,221
Uber Technologies, Inc.†	7.50%	11/1/2023			2,000	2,089,980
Weibo Corp. (China)(e)	3.50%	7/5/2024			4,000	4,182,440
Total						34,409,811

Telecommunications 3.26%

AT&T, Inc.(h)	2.875%(5yr EUR Constant Maturity Rate + 3.14%) #	—	(f)	EUR	1,600	1,746,568
AT&T, Inc.	3.067%(3 Mo. LIBOR + 1.18%) #	6/12/2024			22,965	23,249,852
AT&T, Inc.	6.00%	8/15/2040			16,000	21,464,497
Front Range BidCo, Inc.†(b)	4.00%	3/1/2027			4,286	4,170,814
Front Range BidCo, Inc.†(b)	6.125%	3/1/2028			1,592	1,573,095
Oztel Holdings SPC Ltd. (United Arab Emirates)†(e)	6.625%	4/24/2028			1,975	2,113,856
U.S. Cellular Corp.	6.70%	12/15/2033			2,459	2,790,553
Verizon Communications, Inc.	2.792%(3 Mo. LIBOR + 1.10%) #	5/15/2025			36,351	37,177,822
Total						94,287,057

Transportation: Miscellaneous 0.64%

Burlington Northern Santa Fe LLC	5.75%	5/1/2040			5,733	8,120,021
Canadian Pacific Railway Co. (Canada)(e)	7.125%	10/15/2031			1,292	1,891,420
Canadian Pacific Railway Co. (Canada)(e)	9.45%	8/1/2021			500	555,002
CSX Transportation, Inc.	7.875%	5/15/2043			511	826,357
Kansas City Southern	4.20%	11/15/2069			5,165	6,276,674
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay)†(e)	7.25%	5/1/2022			973	936,816
Total						18,606,290
Total Corporate Bonds (cost $1,996,482,491)						2,094,137,450

FLOATING RATE LOANS(i) 4.99%

Aerospace/Defense 0.34%

Boeing Company The Term Loan	— (j)	2/6/2022			10,000	9,981,250	(k)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Auto Parts & Equipment 0.24%

American Axle and Manufacturing, Inc. Term Loan B	3.88%(1 Mo. LIBOR + 2.25%)		4/6/2024	$7,000	$6,842,500

Automotive 0.10%

Ford Motor Company Unsecured Term Loan	3.15%(1 Mo. LIBOR + 1.50%)		12/31/2022	3,000	2,932,500	(k)

Beverages 0.12%

Keurig Dr Pepper Inc. Term Loan	2.70%(3 Mo. LIBOR + .95%)		2/8/2023	3,375	3,333,026	(k)

Building Materials 0.23%

Airxcel, Inc. 2018 1st Lien Term Loan	6.103%(1 Mo. LIBOR + 4.50%)		4/28/2025	4,153	4,104,954
Forterra Finance LLC 2017 Term Loan B	4.603%(1 Mo. LIBOR + 3.00% )		10/25/2023	2,742	2,656,666
Total					6,761,620

Business Services 0.04%

Financial & Risk US Holdings, Inc. Initial Dollar Term Loan	—	(j)	10/1/2025	1,041	1,038,685

Chemicals 0.17%

LyondellBasell Industries Delayed Draw Term Loan A (Netherlands)(e)	2.791%(1 Mo. LIBOR + 1.13%)		3/29/2022	5,000	4,990,625	(k)

Computer Software 0.19%

EagleView Technology Corporation 2018 Add On Term Loan B	5.113%(3 Mo. LIBOR + 3.50%)		8/14/2025	1,454	1,408,589
Veritas Bermuda Ltd. USD Repriced Term Loan B	6.103%(1 Mo. LIBOR + 4.50%)		1/27/2023	4,285	4,031,131
Total					5,439,720

Containers 0.05%

BWAY Holding Company 2017 Term Loan B	—	(j)	4/3/2024	1,468	1,410,166

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Drugs 0.23%

Elanco Animal Health Incorporated Term Loan B	—	(j)	2/4/2027	$6,650	$6,594,572

Electric: Power 0.02%

Pacific Gas & Electric Company DIP Term Loan	3.93%(1 Mo. LIBOR + 2.25%)		12/31/2020	588	589,470	(k)

Electrical Equipment 0.07%

Broadcom, Inc. 2019 Term Loan A5	—	(j)	11/4/2024	2,000	1,990,000	(k)

Entertainment 0.44%

Caesars Entertainment Operating Company Exit Term Loan	3.603%(1 Mo. LIBOR + 2.00%)		10/7/2024	3,206	3,197,024
Eldorado Resorts, Inc. 2017 Term Loan B	3.875%(1 Mo. LIBOR + 2.25%)		4/17/2024	640	638,710
Playtika Holding Corp Term Loan B	7.603%(1 Mo. LIBOR + 6.00%)		12/10/2024	6,750	6,769,001
Scientific Games International, Inc. 2018 Term Loan B5	—	(j)	8/14/2024	2,198	2,138,682
Total					12,743,417

Environmental Services 0.16%

Stericycle Inc 2017 Term Loan	—	(j)	11/17/2022	1,667	1,645,833	(k)
Stericycle Inc Incremental Term Loan	—	(j)	11/17/2022	3,100	2,975,616	(k)
Total					4,621,449

Health Care Services 0.29%

Global Medical Response, Inc. 2018 Term Loan B1	—	(j)	4/28/2022	5,586	5,292,499
MedRisk, Inc. 2017 1st Lien Term Loan	4.353%(1 Mo. LIBOR + 2.75%)		12/28/2024	2,743	2,705,286
MPH Acquisition Holdings LLC 2016 Term Loan B	—	(j)	6/7/2023	416	397,695
Total					8,395,480

Investment Management Companies 0.40%

RPI 2019 Intermediate Finance Trust 2020 New RPI Term Loan A1	3.113%(3 Mo. LIBOR + 1.50%)		2/7/2025	11,500	11,471,250	(k)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Leisure 0.07%

Hayward Industries, Inc. 1st Lien Term Loan	5.103%(1 Mo. LIBOR + 3.50%)		8/5/2024	$1,979	$1,943,952

Lodging 0.32%

Resorts World Las Vegas LLC Term Loan A	3.11%(1 Mo. LIBOR + 1.50%)		4/16/2024	3,000	2,977,500
Wyndham Hotels & Resorts, Inc. Term Loan B	3.353%(1 Mo. LIBOR + 1.75%)		5/30/2025	6,450	6,411,747
Total					9,389,247

Media 0.21%

AP NMT Acquisition BV USD 1st Lien Term Loan (Netherlands)(e)	7.659%(3 Mo. LIBOR + 5.75%)		8/13/2021	2,337	2,343,511
AP NMT Acquisition BV USD 2nd Lien Term Loan (Netherlands)(e)	10.908%(3 Mo. LIBOR + 9.00%)		8/13/2022	1,412	1,418,254
Nielsen Finance LLC USD Term Loan B4	—	(j)	10/4/2023	2,276	2,259,729
Total					6,021,494

Metal Fabricating 0.04%

Doncasters Finance US LLC 2nd Lien Term Loan	10.195%(3 Mo. LIBOR + 8.25%)		10/9/2020	959	119,933
Doncasters Finance US LLC USD Term Loan	5.445%(3 Mo. LIBOR + 3.50%)		4/9/2020	1,383	1,158,202
Total					1,278,135

Miscellaneous 0.27%

UTEX Industries Inc. 1st Lien Term loan 2014	5.603%(1 Mo. LIBOR + 4.00%)		5/22/2021	714	587,772
UTEX Industries Inc. 2nd Lien Term Loan 2014	8.853%(1 Mo. LIBOR + 7.25%)		5/22/2022	1,275	666,984
WideOpenWest Finance LLC 2017 Term Loan B	4.889%(1 Mo. LIBOR + 3.25%)		8/18/2023	6,783	6,579,173
Total					7,833,929

Real Estate Investment Trusts 0.03%

Invitation Homes Operating Partnership LP Term Loan A	—	(j)	2/6/2022	1,000	995,000	(k)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Retail 0.33%

AI Aqua Merger Sub, Inc. 2017 1st Lien Term Loan B	4.853%(1 Mo. LIBOR + 3.25%)		12/13/2023	$4,994		$4,899,997	(k)
Panera Bread Co. Term Loan A	3.375%(1 Mo. LIBOR + 1.75%)		7/18/2022	4,785		4,657,400
Total						9,557,397

Technology 0.09%

ION Trading Technologies S.a.r.l. USD Incremental Term Loan B (Luxembourg)(e)	6.064%(3 Mo. LIBOR + 4.00%)		11/21/2024	2,843		2,725,499

Telecommunications 0.31%

CenturyLink, Inc. 2020 Term Loan A	—	(j)	1/31/2025	2,000		1,996,250
Consolidated Communications, Inc. 2016 Term Loan B	4.61%(1 Mo. LIBOR + 3.00%)		10/4/2023	7,261		6,889,192
Total						8,885,442

Telecommunications: Wireless 0.23%

Sprint Communications, Inc. 1st Lien Term Loan B	—	(j)	2/2/2024	6,686		6,635,661
Total Floating Rate Loans (cost $147,184,888)						144,401,486

FOREIGN GOVERNMENT OBLIGATIONS 0.63%

Bahamas 0.24%

Commonwealth of Bahamas†(e)	6.00%		11/21/2028	1,809		2,058,366
Commonwealth of Bahamas†(e)	6.95%		11/20/2029	4,000		4,755,040
Total						6,813,406

Bermuda 0.39%

Government of Bermuda†	3.717%		1/25/2027	10,439		11,264,803
Total Foreign Government Obligations (cost $17,023,715)						18,078,209

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.40%

Federal Home Loan Mortgage Corp. 1020 S IO(l)	900.95	%#(m)	12/15/2020	—	(n)	19
Federal Home Loan Mortgage Corp. 1032 O IO(l)	544.714%		12/15/2020	—	(n)	24

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp. 1058 I IO(l)	1008.50%		4/15/2021	$—	(n)	$10
Federal Home Loan Mortgage Corp. 1059 U IO(l)	409.00%		4/15/2021	—	(n)	20
Federal Home Loan Mortgage Corp. 1066 S IO(l)	1195.607%		4/15/2021	—	(n)	65
Federal Home Loan Mortgage Corp. 1082 D IO(l)	1007.78%		5/15/2021	—	(n)	13
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	—	(n)	48
Federal Home Loan Mortgage Corp. 1137 M IO(l)	1185.497%		9/15/2021	—	(n)	40
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	—	(n)	28
Federal Home Loan Mortgage Corp. 1180 G IO(l)	1008.40%		11/15/2021	—	(n)	66
Federal Home Loan Mortgage Corp. 1200 IB IO(l)	1007.00%		2/15/2022	—	(n)	18
Federal Home Loan Mortgage Corp. 1241 X IO(l)	982.654%		4/15/2022	—	(n)	16
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	7		7,296
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	1		626
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	—	(n)	41
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	—	(n)	161
Federal National Mortgage Assoc. 1991-158 E IO(l)	1008.00	%#(m)	12/25/2021	—	(n)	47
Federal National Mortgage Assoc. 94 2 IO(l)	9.50%		8/25/2021	—	(n)	19
Government National Mortgage Assoc. 2013-48 IO(l)	0.623	%#(m)	7/16/2054	14,342		515,439
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	4,765		4,905,169
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	1,982		2,049,239
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	1,662		1,706,749
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	2,207		2,278,630
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $11,088,569)						11,463,783

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGH 0.25%

Federal Home Loan Mortgage Corp. (cost $6,919,201)	4.00%		10/1/2049	6,382		7,079,355

MUNICIPAL BONDS 0.24%

Miscellaneous

Illinois	5.10%		6/1/2033	1,935		2,265,691
Illinois	5.52%		4/1/2038	660		775,309
North Texas Tollway Auth	8.41%		2/1/2030	1,950		2,655,198
State of Illinois	4.95%		6/1/2023	1,130		1,195,891
Total Municipal Bonds (cost $5,804,178)						6,892,089

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.22%

Angel Oak Mortgage Trust 2020-1 A1†	2.466	%#(m)	12/25/2059	1,557		1,565,843
BBCMS Mortgage Trust 2019-BWAY C†	3.269%(1 Mo. LIBOR + 1.61%)	#	11/25/2034	3,950		3,935,342

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

BX Commercial Mortgage Trust 2019-XL D†	3.109%(1 Mo. LIBOR + 1.45%)	#	10/15/2036	$6,716	$6,750,342
BX Commercial Mortgage Trust 2019-XL E†	3.459%(1 Mo. LIBOR + 1.80%)	#	10/15/2036	5,685	5,717,033
BX Commercial Mortgage Trust 2019-XL F†	3.659%(1 Mo. LIBOR + 2.00%)	#	10/15/2036	6,320	6,359,962
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.435	%#(m)	7/10/2050	1,776	1,903,942
Commercial Mortgage Pass-Through Certificates 2016-COR1 AM	3.494%		10/10/2049	1,254	1,358,296
CSMC Trust 2020-AFC1 A1†	2.24	%#(m)	2/25/2050	3,687	3,731,515
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339	%#(m)	1/25/2060	2,345	2,358,788
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	1,741	1,740,508
Great Wolf Trust 2019-WOLF E†	4.391%(1 Mo. LIBOR + 2.73%)	#	12/15/2036	2,633	2,639,441
GS Mortgage Securities Trust 2013-G1 A2 IO(l)	0.182	%#(m)	11/10/2048	30,000	371,700
GS Mortgage Securities Trust 2013-GC12 XA IO(l)	1.418	%#(m)	6/10/2046	21,746	823,904
GS Mortgage Securities Trust 2013-GC12 XB IO(l)	0.518	%#(m)	6/10/2046	47,400	780,014
GS Mortgage Securities Trust 2015-GC32 C	4.427	%#(m)	7/10/2048	1,022	1,114,558
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†(l)	0.541	%#(m)	8/5/2034	16,028	482,122
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†(l)	0.493	%#(m)	8/5/2034	18,308	227,202
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO(l)	0.75	%#(m)	4/15/2047	3,410	70,109
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO(l)	0.284	%#(m)	4/15/2047	1,896	26,194
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.269	%#(m)	7/15/2048	1,674	1,779,121
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	665	556,390
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464	%#(m)	1/26/2060	1,420	1,432,721
PFP Ltd. 2019-6 C†	3.75%(1 Mo. LIBOR + 2.10%)	#	4/14/2037	4,576	4,582,833
Residential Mortgage Loan Trust 2020-1 A1†	2.376	%#(m)	2/25/2024	1,005	1,015,115
Sequoia Mortgage Trust 2012-4 A3	2.069	%#(m)	9/25/2042	268	267,837
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%#(m)		2/25/2050	2,332	2,352,463
Verus Securitization Trust 2020-1 A1†	2.417	%#(m)	1/25/2060	2,634	2,663,154
VMC Finance LLC 2019-FL3 A†	2.758%(1 Mo. LIBOR + 1.10%)	#	9/15/2036	2,829	2,835,427
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.285	%#(m)	7/15/2046	2,256	2,059,957
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785	%#(m)	11/15/2050	2,089	2,329,647
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO(l)	0.961	%#(m)	5/15/2047	10,318	335,412
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO(l)	0.572	%#(m)	5/15/2047	2,617	63,532
Total Non-Agency Commercial Mortgage-Backed Securities (cost $63,118,999)					64,230,424

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2020

Investments	Dividend Rate	Maturity Date	Shares (000)	Fair Value
PREFERRED STOCK 0.00%

Oil

Templar Energy LLC (cost $867,377)	Zero Coupon		100	$—	(d)

	Interest Rate		Principal Amount (000)
U.S. TREASURY OBLIGATIONS 8.39%

U.S. Treasury Bond	2.00%	2/15/2050	$12,060	13,025,036
U.S. Treasury Bond	2.75%	11/15/2047	1,446	1,792,447
U.S. Treasury Bond	3.625%	8/15/2043	1,821	2,532,470
U.S. Treasury Inflation Indexed Note(o)	0.50%	4/15/2024	13,117	13,558,298
U.S. Treasury Note	1.125%	2/28/2022	5,702	5,728,728
U.S. Treasury Note	1.125%	2/28/2025	115,423	116,606,537
U.S. Treasury Note	1.375%	1/31/2022	27,321	27,566,462
U.S. Treasury Note	1.50%	2/15/2030	59,892	61,941,429
Total U.S. Treasury Obligations (cost $236,987,022)				242,751,407
Total Long- Term Investments (cost $2,675,183,063)				2,776,777,322

SHORT-TERM INVESTMENTS 6.55%

COMMERCIAL PAPER 4.07%

Apparel 0.05%

PVH Corp.	2.037%	5/19/2020	1,500	1,493,928

Automotive 0.09%

General Motors Financial Co., Inc.	1.909%	3/23/2020	884	883,031
General Motors Financial Co., Inc.	1.933%	4/24/2020	1,275	1,271,433
Hyundai Capital America	1.876%	3/2/2020	382	382,000
Total				2,536,464

Beverages 0.04%

Molson Coors Brewing	1.825%	3/2/2020	1,220	1,220,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 0.17%

Centerpoint Energy, Inc.	1.764%	3/2/2020	$2,603	$2,603,000
Southern California Edison Co.	1.876%	3/2/2020	1,590	1,590,000
Southern California Edison Co.	2.028%	3/2/2020	704	704,000
Total				4,897,000

Electrical Equipment 0.39%

Broadcom, Inc.	2.011%	3/26/2020	967	965,724
Broadcom, Inc.	2.052%	3/18/2020	1,212	1,210,912
Broadcom, Inc.	2.052%	3/24/2020	6,900	6,891,482
Broadcom, Inc.	2.136%	3/10/2020	1,364	1,363,363
Broadcom, Inc.	2.137%	3/12/2020	287	286,833
Broadcom, Inc.	2.29%	3/5/2020	664	663,875
Total				11,382,189

Electronics 0.18%

Arrow Electronics, Inc.	1.876%	3/3/2020	1,830	1,829,624
Flex Ltd. 4	1.907%	3/3/2020	3,366	3,365,824
Total				5,195,448

Financial Services 0.18%

Syngenta Wilmington, Inc.	2.137%	4/6/2020	2,303	2,297,970
Syngenta Wilmington, Inc.	2.194%	5/29/2020	661	657,612
Syngenta Wilmington, Inc.	2.247%	6/2/2020	2,212	2,200,176
Total				5,155,758

Food 0.05%

Smithfield Foods, Inc.	1.929%	3/9/2020	1,102	1,101,593
Smithfield Foods, Inc.	2.027%	4/22/2020	250	249,295
Total				1,350,888

Household Equipment/Products 0.03%

Newell Rubbermaid Inc.	2.08%	3/4/2020	947	946,892

Leasing 0.28%

Aviation Capital Group LLC	1.878%	3/16/2020	3,800	3,797,266
Aviation Capital Group LLC	1.879%	3/12/2020	1,082	1,081,444
Aviation Capital Group LLC	1.879%	3/13/2020	250	249,859
Aviation Capital Group LLC	1.879%	3/24/2020	1,105	1,103,751

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leasing (continued)

Aviation Capital Group LLC	1.909%	3/27/2020	$944	$942,767
Aviation Capital Group LLC	1.927%	3/2/2020	891	891,000
Total				8,066,087

Leisure 0.18%

Royal Caribbean Cruises Ltd.	1.93%	3/26/2020	1,114	1,112,589
Royal Caribbean Cruises Ltd.	1.931%	3/23/2020	4,212	4,207,332
Total				5,319,921

Machinery: Agricultural 0.53%

BAT International Finance plc	1.98%	3/23/2020	1,325	1,323,493
BAT International Finance plc	1.98%	3/25/2020	10,000	9,987,542
BAT International Finance plc	1.98%	3/26/2020	2,651	2,647,554
BAT International Finance plc	2.40%	4/3/2020	1,310	1,307,263
Total				15,265,852

Metals & Minerals: Miscellaneous 0.05%

Glencore Funding LLC	1.913%	4/20/2020	1,410	1,406,392

Natural Gas 0.02%

National Fuel Gas Co.	1.928%	3/3/2020	529	528,972

Oil 0.45%

Ovintiv Canada ULC	2.086%	4/9/2020	441	440,046
Ovintiv, Inc.	2.00%	3/26/2020	2,000	1,997,373
Ovintiv, Inc.	2.00%	3/26/2020	10,000	9,986,867
Ovintiv, Inc.	2.085%	4/1/2020	664	662,866
Total				13,087,152

Oil: Crude Producers 0.83%

Energy Transfer Partners LP	2.008%	3/4/2020	8,000	7,999,120
Energy Transfer Partners LP	2.018%	3/6/2020	3,999	3,998,116
Energy Transfer Partners LP	2.029%	3/3/2020	4,263	4,262,763
Energy Transfer Partners LP	2.029%	3/4/2020	445	444,951
Energy Transfer Partners LP	2.029%	3/4/2020	3,057	3,056,660
Energy Transfer Partners LP	2.082%	3/16/2020	4,327	4,323,550
Total				24,085,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Real Estate Investment Trusts 0.26%

Crown Castle International Corp.	1.867%	3/6/2020		$3,397	$3,396,305
Crown Castle International Corp.	1.877%	3/3/2020		879	878,955
Crown Castle International Corp.	1.877%	3/3/2020		882	881,955
Crown Castle International Corp.	1.888%	3/10/2020		649	648,732
Crown Castle International Corp.	1.899%	3/17/2020		1,100	1,099,143
Crown Castle International Corp.	1.909%	3/10/2020		706	705,705
Total					7,610,795

Retail 0.29%

Autonation, Inc.	1.886%	3/2/2020		261	260,721
Autonation, Inc.	1.886%	3/2/2020		5,767	5,767,130
Walgreens Boots Alliance, Inc.	2.203%	7/24/2020		2,211	2,194,370
Total					8,222,221
Total Commercial Paper (cost $117,761,785)					117,771,119

FOREIGN GOVERNMENT OBLIGATION 1.21%

Japan

Japan Treasury Discount Bill(h) (cost $34,498,841)	Zero Coupon	4/13/2020	JPY	3,777,800	35,029,826

REPURCHASE AGREEMENT 1.27%

Repurchase Agreement dated 2/28/2020, 0.85% due 3/2/2020 with Fixed Income Clearing Corp. collateralized by $8,960,000 of U.S. Treasury Note at 2.625% due 6/15/2021 and $27,850,000 of U.S. Treasury Note at 2.25% due 4/30/2021; value: $37,556,195; proceeds: $36,820,364 (cost $36,817,756)				$36,818	36,817,756
Total Short-Term Investments (cost $189,078,382)					189,618,701
Total Investments in Securities 102.55% (cost $2,864,261,445)					2,966,396,023
Liabilities in Excess of Cash and Other Assets(p) (2.55%)					(73,640,643)
Net Assets 100.00%					$2,892,755,380

EUR	Euro.
JPY	Japanese yen.
IO	Interest Only.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2020

LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
PO	Principal Only.
SOFR	Secured Over Night Financing Rate.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 29, 2020, the total value of Rule 144A securities was $929,368,401, which represents 32.13% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2020.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(e)	Foreign security traded in U.S. dollars.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted (non-income producing security).
(h)	Investment in non-U.S. dollar denominated securities.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 29, 2020.
(j)	Interest rate to be determined.
(k)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(l)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(m)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(n)	Amount is less than $1,000.
(o)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(p)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2020

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at February 29, 2020 (1) :

Referenced Index	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation (3)
Markit CDX.~NA.HY.33(4)(5)	Credit Suisse	5.00%	12/20/2024	$36,630,000	$38,497,560	$2,144,255	$(276,695)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.

(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $(276,695).
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Credit Default Swaps on Indexes - Buy Protection at February 29, 2020 (1) :

Referenced Index*	Swap Counterparty	Fund (Pays) (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.AAA.8	Morgan Stanley	.50%	10/17/2057	$8,877,000	$8,811,791	$395,374	$(460,583)	$(65,209)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.

(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $(460,583).
(4)	Includes upfront payments paid.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2020

Open Forward Foreign Currency Exchange Contracts at February 29, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	Toronto Dominion Bank	3/9/2020	6,266,000	$6,996,810	$6,920,037	$76,773

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	State Street Bank and Trust	3/9/2020	1,600,000	$1,742,992	$1,767,006	$(24,014)
Japanese yen	Sell	Morgan Stanley	4/13/2020	3,777,800,000	34,628,535	35,101,707	(473,172)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(497,186)

Open Futures Contracts at February 29, 2020:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2020	2,151	Long		$466,758,762		$469,623,799	$2,865,037
U.S. 5-Year Treasury Note	June 2020	1,806	Long		219,642,054		221,686,500	2,044,446
U.S. Long Bond	June 2020	31	Long		5,170,988		5,277,750	106,762
U.S. Ultra Treasury Bond	June 2020	365	Long		73,550,993		75,737,500	2,186,507
Total Unrealized Appreciation on Open Futures Contracts								$7,202,752

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
Euro- Schatz	March 2020	76	Short	EUR	(8,511,105)	EUR	(8,535,940)	$(27,416)
U.S. 10-Year Treasury Note	June 2020	54	Short		$(7,165,030)		$(7,276,500)	(111,470)
U.S. 10-Year Ultra Treasury Bond	June 2020	676	Short		(100,078,305)		(101,547,875)	(1,469,570)
Total Unrealized Depreciation on Open Futures Contracts								$(1,608,456)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2020

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments carried at fair value(1) :

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$—	$142,318,329	$9,278,766	$151,597,095
Remaining Industries	—	36,097,020	—	36,097,020
Common Stocks
Oil	41,240	—	7,764	49,004
Corporate Bonds	—	2,094,137,450	—	2,094,137,450
Floating Rate Loans
Aerospace/Defense	—	—	9,981,250	9,981,250
Automotive	—	—	2,932,500	2,932,500
Beverages	—	—	3,333,026	3,333,026
Chemicals	—	—	4,990,625	4,990,625
Electric: Power	—	—	589,470	589,470
Electrical Equipment	—	—	1,990,000	1,990,000
Environmental Services	—	—	4,621,449	4,621,449
Investment Management Companies	—	—	11,471,250	11,471,250
Real Estate Investment Trusts	—	—	995,000	995,000
Retail	—	4,657,400	4,899,997	9,557,397
Remaining Industries	—	93,939,519	—	93,939,519
Foreign Government Obligations	—	18,078,209	—	18,078,209
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	11,463,783	—	11,463,783
Government Sponsored Enterprises Pass-Through	—	7,079,355	—	7,079,355
Municipal Bonds	—	6,892,089	—	6,892,089
Non-Agency Commercial Mortgage-Backed Securities	—	64,230,424	—	64,230,424
Preferred Stock	—	—	—	—
U.S. Treasury Obligations	—	242,751,407	—	242,751,407
Short-Term Investments
Commercial Paper	—	117,771,119	—	117,771,119
Foreign Government Obligation	—	35,029,826	—	35,029,826
Repurchase Agreement	—	36,817,756	—	36,817,756
Total	$41,240	$2,911,263,686	$55,091,097	$2,966,396,023

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 29, 2020

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(276,695)	—	(276,695)
Credit Default Swap Contracts
Assets	—	—	—	—
Liabilities	—	(65,209)	—	(65,209)
Forward Foreign Currency Exchange Contracts
Assets	—	76,773	—	76,773
Liabilities	—	(497,186)	—	(497,186)
Futures Contracts
Assets	7,202,752	—	—	7,202,752
Liabilities	(1,608,456)	—	—	(1,608,456)
Total	$5,594,296	$(762,317)	$—	$4,831,979

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset- Backed Securities	Commercial Paper	Common Stock	Floating Rate Loans	Preferred Stock
Balance as of December 1, 2019	$—	$5,967,800	$—	$5,126,106	$—
Accrued Discounts (Premiums)	—	32,200	—	3,202	—
Realized Gain (Loss)	—	—	—	513	—
Change in Unrealized Appreciation (Depreciation)	—	—	(4,367)	(56,563)	—
Purchases	9,278,766	—	—	42,098,272	—
Sales	—	(6,000,000)	—	(1,366,963)	—
Transfers into Level 3	—	—	12,131	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of February 29, 2020	$9,278,766	$—	$7,764	$45,804,567	$—
Change in unrealized appreciation/depreciation for the period ended February 29, 2020, related to Level 3 investments held at February 29, 2020	$—	$—	$(4,367)	$(56,563)	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 99.97%

ASSET-BACKED SECURITIES 27.09%

Automobiles 10.12%

ACC Trust 2019-1 A†	3.75%	5/20/2022	$410	$413,062
AmeriCredit Automobile Receivables Trust 2016-1 D	3.59%	2/8/2022	899	906,367
AmeriCredit Automobile Receivables Trust 2016-2 C	2.87%	11/8/2021	741	743,272
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	9	9,199
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	1,456	1,478,229
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	649	652,327
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	883	884,803
AmeriCredit Automobile Receivables Trust 2017-4 B	2.36%	12/19/2022	816	822,567
ARI Fleet Lease Trust 2020-A A2†	1.77%	8/15/2028	534	533,982
Arivo Acceptance Auto Loan Receivables Trust 2019-1 A†	2.99%	7/15/2024	788	793,735
Avid Automobile Receivables Trust 2018-1 A†	2.84%	8/15/2023	197	197,537
Avis Budget Rental Car Funding AESOP LLC 2015-2A†	2.63%	12/20/2021	283	284,976
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	1,193	1,198,340
Bank of The West Auto Trust 2017-1 A4†	2.33%	9/15/2023	506	511,197
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	7	7,073
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	417	418,039
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	183	183,265
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	72	72,236
California Republic Auto Receivables Trust 2018-1 A3	3.14%	8/15/2022	1,418	1,427,531
Capital Auto Receivables Asset Trust 2017-1 A3†	2.02%	8/20/2021	86	85,659
Capital Auto Receivables Asset Trust 2017-1 A4†	2.22%	3/21/2022	334	335,232
Capital Auto Receivables Asset Trust 2018-2 A3†	3.27%	6/20/2023	1,703	1,716,087
Capital One Prime Auto Receivables Trust 2020-1 A2	1.64%	6/15/2023	2,434	2,446,939
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	74	73,526
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	331	331,568
CarMax Auto Owner Trust 2017-3 A3	1.97%	4/15/2022	1,924	1,928,119
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	794	802,770
CarMax Auto Owner Trust 2017-3 B	2.44%	2/15/2023	373	378,626
CarMax Auto Owner Trust 2017-3 C	2.72%	5/15/2023	454	460,302
CarMax Auto Owner Trust 2017-4 A3	2.11%	10/17/2022	1,785	1,790,670
Carvana Auto Receivables Trust 2019-2A C†	3.00%	6/17/2024	591	604,803
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	520	520,691
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	1,230	1,232,615
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	1,075	1,080,161
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	220	227,101
CPS Auto Receivables Trust 2017-D†	3.73%	9/15/2023	229	234,210

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

CPS Auto Receivables Trust 2017-D B†	2.43%	1/18/2022	$22	$21,940
CPS Auto Receivables Trust 2018-B C†	3.58%	3/15/2023	408	414,602
CPS Auto Receivables Trust 2019-A C†	3.89%	12/16/2024	110	113,882
CPS Auto Receivables Trust 2019-B E†	5.00%	3/17/2025	500	530,050
CPS Auto Receivables Trust 2019-C†	2.84%	6/16/2025	181	185,216
CPS Auto Receivables Trust 2019-C D†	3.17%	6/16/2025	281	289,419
CPS Auto Receivables Trust 2019-D B†	2.35%	11/15/2023	551	555,751
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	667	675,417
CPS Auto Receivables Trust 2020-A D†	2.90%	12/15/2025	100	102,251
CPS Auto Receivables Trust 2020-B E†	5.75%	12/15/2023	500	528,638
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	561	567,801
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	401	407,387
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	3,671	3,709,169
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	394	395,382
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	2,439	2,458,028
Drive Auto Receivables Trust 2018-4 B	3.36%	10/17/2022	392	392,577
Drive Auto Receivables Trust 2018-4 C	3.66%	11/15/2024	2,468	2,496,440
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	701	722,454
Drive Auto Receivables Trust 2019-2 B	3.17%	11/15/2023	638	647,496
Drive Auto Receivables Trust 2019-2 C	3.42%	6/16/2025	1,238	1,266,393
Drive Auto Receivables Trust 2019-2 D	3.69%	8/17/2026	717	741,006
Drive Auto Receivables Trust 2019-3 A2A	2.63%	9/15/2022	1,128	1,131,405
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	1,289	1,312,274
Drive Auto Receivables Trust 2019-4 D	2.70%	2/16/2027	1,080	1,100,342
Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	748	751,014
Exeter Automobile Receivables Trust 2019-4A B†	2.30%	12/15/2023	885	893,548
First Investors Auto Owner Trust 2018-1A B†	3.51%	5/15/2023	265	268,883
First Investors Auto Owner Trust 2018-2A C†	4.03%	1/15/2025	318	331,555
First Investors Auto Owner Trust 2018-2A D†	4.28%	1/15/2025	202	212,579
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	162	161,782
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	2,463	2,480,186
Ford Credit Auto Owner Trust 2016-2 A†	2.03%	12/15/2027	1,082	1,091,587
Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	1,417	1,455,345
Ford Credit Auto Owner Trust 2018-2 A†	3.47%	1/15/2030	3,408	3,630,108
Ford Credit Auto Owner Trust 2019-C A2A	1.88%	7/15/2022	1,744	1,751,349
Ford Credit Auto Owner Trust 2019-REV1 A†	3.52%	7/15/2030	932	1,003,800
Foursight Capital Automobile Receivables Trust 2020-1 A3†	2.05%	10/15/2024	193	195,340
GM Financial Automobile Leasing Trust 2017 2 B	2.43%	6/21/2021	17	16,875
GM Financial Automobile Leasing Trust 2020-1 A2A	1.67%	4/20/2022	959	962,827

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	$416	$437,071
Honda Auto Receivables Owner Trust 2020-1 A2	1.63%	10/21/2022	2,414	2,427,961
Hyundai Auto Receivables Trust 2019-B A2	1.93%	7/15/2022	951	957,110
Prestige Auto Receivables Trust 2019-1A D†	3.01%	8/15/2025	241	249,460
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	245	246,312
Santander Drive Auto Receivables Trust 2017-2 C	2.79%	8/15/2022	704	705,723
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	2,007	2,040,842
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	355	356,701
Santander Drive Auto Receivables Trust 2018-4 C	3.56%	7/15/2024	1,127	1,147,623
Santander Drive Auto Receivables Trust 2018-5 B	3.52%	12/15/2022	1,801	1,808,236
Santander Drive Auto Receivables Trust 2018-5 C	3.81%	12/16/2024	1,668	1,698,540
Santander Drive Auto Receivables Trust 2019-3 C	2.49%	10/15/2025	1,483	1,505,552
Santander Retail Auto Lease Trust 2019-B D†	3.31%	6/20/2024	1,010	1,032,448
Santander Retail Auto Lease Trust 2020-A A2†	1.69%	1/20/2023	1,101	1,106,096
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%	9/15/2021	15	15,226
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%	12/15/2021	136	136,116
TCF Auto Receivables Owner Trust 2015-2A D†	4.24%	8/15/2022	2,369	2,371,673
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%	2/15/2022	368	368,170
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%	6/15/2022	622	623,971
TCF Auto Receivables Owner Trust 2016-1A C†	2.51%	9/15/2022	172	172,466
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	212	212,456
Toyota Auto Receivables Owner Trust 2020-A A2	1.67%	11/15/2022	2,941	2,955,693
Westlake Automobile Receivables Trust 2018-3A A2A†	2.98%	1/18/2022	921	923,791
Westlake Automobile Receivables Trust 2019-2A A2A†	2.57%	2/15/2023	2,518	2,533,942
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	1,216	1,248,372
Westlake Automobile Receivables Trust 2019-3A B†	2.41%	10/15/2024	1,145	1,163,397
Westlake Automobile Receivables Trust 2019-3A C†	2.49%	10/15/2024	1,114	1,139,145
World Omni Auto Receivables Trust 2018-D A4	3.44%	12/16/2024	842	889,844
World Omni Auto Receivables Trust 2020-A A2	1.71%	11/15/2022	1,853	1,861,655
World Omni Select Auto Trust 2018-1A B†	3.68%	7/15/2023	340	347,319
World Omni Select Auto Trust 2018-1A D†	4.13%	1/15/2025	1,242	1,292,284
World Omni Select Auto Trust 2019-A C	2.38%	12/15/2025	282	287,959
World Omni Select Auto Trust 2019-A D	2.59%	12/15/2025	628	641,192
Total				96,663,260

Credit Cards 4.39%

Barclays Dryrock Issuance Trust 2017-2 A	1.959%(1 Mo. LIBOR + .30%) #	5/15/2023	4,767	4,770,911
Capital One Multi-Asset Execution Trust 2017-A1	2.00%	1/17/2023	401	401,005

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

Citibank Credit Card Issuance Trust 2014-A1	2.88%	1/23/2023	$1,198	$1,216,290
Citibank Credit Card Issuance Trust 2018-A1	2.49%	1/20/2023	768	775,368
Continental Credit Card 2016-1A C†	11.33%	1/15/2025	126	129,680	(a)
Discover Card Execution Note Trust 2019-A3 A	1.89%	10/15/2024	1,481	1,508,699
First National Master Note Trust 2017-2 A	2.099%(1 Mo. LIBOR + .44%) #	10/16/2023	2,550	2,554,669
Golden Credit Card Trust 2018-1A A†	2.62%	1/15/2023	600	606,544
Golden Credit Card Trust 2018-4A A†	3.44%	10/15/2025	2,703	2,879,573
Master Credit Card Trust 2019-1A B†	3.57%	7/21/2022	231	234,244
Master Credit Card Trust II Series 2018-1A A†	2.129%(1 Mo. LIBOR + .49%) #	7/21/2024	1,254	1,255,615
Perimeter Master Note Business Trust 2019-1A A†	4.31%	12/15/2022	2,543	2,572,583	(a)
Perimeter Master Note Business Trust 2019-1A B†	6.02%	12/15/2022	500	512,928
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%	3/15/2023	550	550,138
Synchrony Credit Card Master Note Trust 2015-1 B	2.64%	3/15/2023	5,076	5,077,383
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%	5/15/2024	3,905	3,944,725
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%	5/15/2024	693	701,154
Synchrony Credit Card Master Note Trust 2017-1 B	2.19%	6/15/2023	4,413	4,416,966
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%	10/15/2025	999	1,028,251
World Financial Network Credit Card Master Trust 2015-B A	2.55%	6/17/2024	1,112	1,118,012
World Financial Network Credit Card Master Trust 2016-A	2.03%	4/15/2025	2,704	2,724,488
World Financial Network Credit Card Master Trust 2018-C M	3.95%	8/15/2025	743	769,013
World Financial Network Credit Card Master Trust 2019-A	3.14%	12/15/2025	939	973,928
World Financial Network Credit Card Master Trust 2019-B A	2.49%	4/15/2026	76	78,066
World Financial Network Credit Card Master Trust 2019-C A	2.21%	7/15/2026	1,051	1,073,149
Total				41,873,382

Home Equity 0.00%

New Century Home Equity Loan Trust 2005-A A6	4.672%	8/25/2035	42	42,851

Other 12.58%

ALM VII Ltd. 2012-7A A1A2†	3.001%(3 Mo. LIBOR + 1.17%) #	7/15/2029	1,250	1,250,727
Ammc Clo Ltd. 2016-19A CR†	4.381%(3 Mo. LIBOR + 2.55%) #	10/16/2028	750	750,426
Amur Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%	7/20/2022	1,299	1,326,780

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%	6/20/2024	$1,297	$1,316,465
Anchorage Capital CLO 3-R Ltd. 2014-3RA A†	2.845%(3 Mo. LIBOR + 1.05%) #	1/28/2031	970	968,051
Anchorage Capital CLO 4-R Ltd. 2014-4RA A†	2.845%(3 Mo. LIBOR + 1.05%) #	1/28/2031	1,212	1,208,946
Apex Credit CLO Ltd. 2016-1A AS1R†	3.094%(3 Mo. LIBOR + 1.30%) #	10/27/2028	1,536	1,534,816
Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†	2.808%(1 Mo. LIBOR + 1.15%) #	6/15/2028	1,020	1,020,525
Ares XLI Clo Ltd. 2016-41A AR†	3.031%(3 Mo. LIBOR + 1.20%) #	1/15/2029	2,500	2,504,087
Ascentium Equipment Receivables 2019-1A A2†	2.84%	6/10/2022	1,695	1,710,680
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%	6/10/2021	162	162,713
Avery Point V CLO Ltd. 2014-5A AR†	2.816%(3 Mo. LIBOR + .98%) #	7/17/2026	266	266,179
Benefit Street Partners CLO IV Ltd. 2014-IVA A1RR†	3.069%(3 Mo. LIBOR + 1.25%) #	1/20/2029	1,000	1,000,918
Benefit Street Partners CLO IV Ltd. 2014-IVA A2RR†	3.569%(3 Mo. LIBOR + 1.75%) #	1/20/2029	1,000	1,000,553
BlueMountain CLO Ltd. 2012-2A AR2†	2.745%(3 Mo. LIBOR + 1.05%) #	11/20/2028	2,293	2,292,011
Carlyle Global Market Strategies CLO Ltd. 2013-2A AR†	2.709%(3 Mo. LIBOR + .89%) #	1/18/2029	938	933,379
Colombia Cent CLO Ltd. 2018-27A A2A†	3.394%(3 Mo. LIBOR + 1.60%) #	10/25/2028	281	282,104
Colony American Finance Ltd. 2018-1 A†	3.804%	6/15/2051	1,407	1,476,731
Conn’s Receivables Funding LLC 2018-A†	3.25%	1/15/2023	114	114,811
Conn’s Receivables Funding LLC 2019-B A†	2.66%	6/17/2024	1,080	1,087,038
Diamond Resorts Owner Trust 2016-1 A†	3.08%	11/20/2028	55	54,874
Diamond Resorts Owner Trust 2018-1 A†	3.70%	1/21/2031	1,311	1,364,556
Diamond Resorts Owner Trust 2018-1 B†	4.19%	1/21/2031	785	816,125
DLL LLC 2018-1 A3†	3.10%	4/18/2022	2,635	2,656,457
DLL LLC 2018-1 A4†	3.27%	4/17/2026	2,007	2,065,941
DLL Securitization Trust 2017-A A3†	2.14%	12/15/2021	540	541,219
DLL Securitization Trust 2017-A A4†	2.43%	11/17/2025	1,233	1,247,905
DRB Prime Student Loan Trust 2015-D A2†	3.20%	1/25/2040	31	31,540
Dryden XXV Senior Loan Fund 2012-25A BRR†	3.181%(3 Mo. LIBOR + 1.35%) #	10/15/2027	1,865	1,864,267
Elm CLO Ltd. 2014-1A BRR†	3.586%(3 Mo. LIBOR + 1.75%) #	1/17/2029	2,500	2,502,168

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022		$41	$40,631
ENVA LLC 2019-A A†	3.96%		6/22/2026		284	285,129
Fairstone Financial Issuance Trust I 2019-1A A†(b)	3.948%		3/21/2033	CAD	503	378,683
Fairstone Financial Issuance Trust I 2019-1A B†(b)	5.084%		3/21/2033	CAD	226	173,737	(a)
Fairstone Financial Issuance Trust I 2019-1A C†(b)	6.299%		3/21/2033	CAD	426	329,171	(a)
Fairstone Financial Issuance Trust I 2019-1A D†(b)	7.257%		3/21/2033	CAD	252	195,697	(a)
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%		9/15/2022		$3,498	3,511,915
Ford Credit Floorplan Master Owner Trust 2019-1 A	2.84%		3/15/2024		3,754	3,866,998
Ford Credit Floorplan Master Owner Trust 2019-2 A	3.06%		4/15/2026		2,482	2,628,846
FREED ABS TRUST 2018-2 A†	3.99%		10/20/2025		957	965,818
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 A†	3.208%(1 Mo. LIBOR + 1.55%)	#	9/15/2028		2,199	2,212,307
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 AS†	3.808%(1 Mo. LIBOR + 2.15%)	#	9/15/2028		824	821,561
Halcyon Loan Advisors Funding Ltd. 2015-2A AR†	2.874%(3 Mo. LIBOR + 1.08%)	#	7/25/2027		835	835,534
Halcyon Loan Advisors Funding Ltd. 2015-2A BR†	3.444%(3 Mo. LIBOR + 1.65%)	#	7/25/2027		667	665,859
HPEFS Equipment Trust 2020-1A A2†	1.73%		2/20/2030		690	692,848
HPEFS Equipment Trust 2020-1A A3†	1.76%		2/20/2030		522	526,643
HPEFS Equipment Trust 2020-1A B†	1.89%		2/20/2030		157	158,598
Hyundai Floorplan Master Owner Trust 2019-1 A†	2.68%		4/15/2024		2,664	2,743,795
Jamestown CLO VII Ltd. 2015-7A A1R†	2.624%(3 Mo. LIBOR + .83%)	#	7/25/2027		1,427	1,427,868
Jamestown CLO VII Ltd. 2015-7A A2R†	3.094%(3 Mo. LIBOR + 1.30%)	#	7/25/2027		944	941,616
JFIN CLO Ltd. 2013-1A A1NR†	3.209%(3 Mo. LIBOR + 1.39%)	#	1/20/2030		1,380	1,383,566
JFIN CLO Ltd. 2013-1A A2R†	4.019%(3 Mo. LIBOR + 2.20%)	#	1/20/2030		690	689,663
KREF Ltd. 2018-FL1 A†	2.758%(1 Mo. LIBOR + 1.10%)	#	6/15/2036		490	491,177
LCM XXIV Ltd. 24A A†	3.129%(3 Mo. LIBOR + 1.31%)	#	3/20/2030		1,808	1,810,229
LMREC, Inc. 2015-CRE1 AR†	2.609%(1 Mo. LIBOR + .98%)	#	2/22/2032		108	108,077
LMREC, Inc. 2015-CRE1 BR†	3.879%(1 Mo. LIBOR + 2.25%)	#	2/22/2032		381	381,194
LMREC, Inc. 2019-CRE3 A†	3.029%(1 Mo. LIBOR + 1.40%)	#	12/22/2035		2,938	2,948,737
Madison Park Funding XVI Ltd. 2015-16A A2R†	3.719%(3 Mo. LIBOR + 1.90%)	#	4/20/2026		340	340,243

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Magnetite XVIII Ltd. 2016-18A AR†	2.772%(3 Mo. LIBOR + 1.08%)	#	11/15/2028	$1,663	$1,662,212
Mercedes-Benz Master Owner Trust 2019-BA A†	2.61%		5/15/2024	2,181	2,247,097
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.019%(3 Mo. LIBOR + 1.20%)	#	4/18/2025	738	738,775
Mountain View CLO X Ltd. 2015-10A AR†	2.668%(3 Mo. LIBOR + .82%)	#	10/13/2027	575	575,113
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	155	157,504
N-Star REL CDO VIII Ltd. 2006-8A B†	2.179%(1 Mo. LIBOR + .42%)	#	2/1/2041	1,221	1,195,465
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%		4/18/2022	2,071	2,072,505
NextGear Floorplan Master Owner Trust 2018-2A A2†	3.69%		10/15/2023	1,846	1,916,057
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%		10/15/2023	736	759,997
Nissan Master Owner Trust Receivables 2017-B A	2.088%(1 Mo. LIBOR + .43%)	#	4/18/2022	1,684	1,684,549
Northwoods Capital 20 Ltd. 2019-20A B†	3.901%(3 Mo. LIBOR + 2.00%)	#	1/25/2030	676	676,902
Northwoods Capital Ltd. 2019-20A A1†	3.221%(3 Mo. LIBOR + 1.32%)	#	1/25/2030	417	416,991
Oaktree CLO 2014-1A A1R†	2.997%(3 Mo. LIBOR + 1.29%)	#	5/13/2029	719	718,736
Oaktree CLO Ltd. 2015-1A A1R†	2.689%(3 Mo. LIBOR + .87%)	#	10/20/2027	769	769,231
OCP CLO Ltd. 2015-10A A2AR†	3.094%(3 Mo. LIBOR + 1.30%)	#	10/26/2027	645	643,909
OCP CLO Ltd. 2016-12A A1R†	2.939%(3 Mo. LIBOR + 1.12%)	#	10/18/2028	1,499	1,500,018
OCP CLO Ltd. 2016-12A A2R†	3.419%(3 Mo. LIBOR + 1.60%)	#	10/18/2028	1,103	1,103,894
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	210	222,297
Orange Lake Timeshare Trust 2019-A†	3.06%		4/9/2038	359	369,714
Orec Ltd. 2018-CRE1 A†	2.838%(1 Mo. LIBOR + 1.18%)	#	6/15/2036	1,675	1,676,094
OZLM VIII Ltd. 2014-8A A1RR†	3.006%(3 Mo. LIBOR + 1.17%)	#	10/17/2029	718	718,460
Palmer Square Loan Funding Ltd. 2018-1A A1†	2.431%(3 Mo. LIBOR + .60%)	#	4/15/2026	1,487	1,482,526
Palmer Square Loan Funding Ltd. 2018-5A A1†	2.669%(3 Mo. LIBOR + .85%)	#	1/20/2027	2,039	2,038,557
Palmer Square Loan Funding Ltd. 2018-5A A2†	3.219%(3 Mo. LIBOR + 1.40%)	#	1/20/2027	667	664,949

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Parallel Ltd. 2015-1A AR†	2.669%(3 Mo. LIBOR + .85%)	#	7/20/2027	$2,270	$2,272,624
PFS Financing Corp. 2018-B A†	2.89%		2/15/2023	2,372	2,403,934
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	647	688,943
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	2,189	2,187,042
Prima Capital CRE Securitization Ltd. 2013-3A A†	2.214%		5/24/2021	68	68,151	(a)
Ready Capital Mortgage Financing LLC 2018-FL2 A†	2.477%(1 Mo. LIBOR + .85%)	#	6/25/2035	590	589,787
Regatta VI Funding Ltd. 2016-1A AR†	2.899%(3 Mo. LIBOR + 1.08%)	#	7/20/2028	1,410	1,411,670
Salem Fields CLO Ltd. 2016-2A A2R†	3.494%(3 Mo. LIBOR + 1.70%)	#	10/25/2028	1,227	1,228,316
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	1,428	1,452,423
SCF Equipment Leasing LLC 2019-1A A1†	3.04%		3/20/2023	962	966,415
SCF Equipment Leasing LLC 2019-1A A2†	3.23%		10/20/2024	1,907	1,932,829
SCF Equipment Leasing LLC 2019-2A A1†	2.22%		6/20/2024	1,220	1,228,341
SCF Equipment Leasing LLC 2019-2A A2†	2.47%		4/20/2026	2,107	2,141,335
Seneca Park CLO Ltd. 2014-1A AR†	2.956%(3 Mo. LIBOR + 1.12%)	#	7/17/2026	195	194,748
SLM Student Loan Trust 2011-1 A1	2.147%(1 Mo. LIBOR + .52%)	#	3/25/2026	12	12,003
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%		11/26/2040	406	405,948
Thacher Park CLO Ltd. 2014-1A AR†	2.979%(3 Mo. LIBOR + 1.16%)	#	10/20/2026	1,543	1,546,451
Towd Point Asset Trust 2018-SL1 A†	2.227%(1 Mo. LIBOR + .60%)	#	1/25/2046	1,621	1,614,658
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	2.788%(1 Mo. LIBOR + 1.13%)	#	11/15/2037	1,622	1,623,303
West CLO Ltd. 2014-2A A1AR†	2.713%(3 Mo. LIBOR + .87%)	#	1/16/2027	1,709	1,708,655
WhiteHorse VIII Ltd. 2014-1A BR†	3.213%(3 Mo. LIBOR + 1.45%)	#	5/1/2026	1,501	1,503,161
Total					120,101,421
Total Asset-Backed Securities (cost $255,639,251)					258,680,914

				Shares (000)
COMMON STOCK 0.00%

Oil

Templar Energy LLC Class A Units (cost $103,114)				10	825	(c)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BOND 0.08%

Technology

Weibo Corp. (China)(d) (cost $769,308)	1.25%	11/15/2022	$798	$758,579

CORPORATE BONDS 39.99%

Aerospace/Defense 0.25%

Arconic, Inc.	5.125%	10/1/2024	728	781,650
Arconic, Inc.	5.40%	4/15/2021	197	199,269
Spirit AeroSystems, Inc.	3.95%	6/15/2023	1,154	1,158,764
Triumph Group, Inc.	5.25%	6/1/2022	204	200,494
Total				2,340,177

Air Transportation 0.35%

Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(d)	3.875%	9/15/2024	276	285,395
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(d)	5.00%	6/15/2025	150	158,897
American Airlines 2013-1 Class B Pass-Through Trust†	5.625%	7/15/2022	197	201,425
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024	1,071	1,113,935
American Airlines Group, Inc.†	3.75%	3/1/2025	767	708,996
Continental Airlines Pass-Through Trust 2012-1 Class B	6.25%	10/11/2021	37	37,341
United Airlines 2014-1 Class B Pass-Through Trust	4.75%	10/11/2023	163	170,033
US Airways 2012-2 Class B Pass-Through Trust	6.75%	12/3/2022	24	25,489
US Airways 2013-1 Class B Pass-Through Trust	5.375%	5/15/2023	573	601,614
Total				3,303,125

Auto Parts: Original Equipment 0.44%

Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	1,200	1,219,798
Titan International, Inc.	6.50%	11/30/2023	437	329,024
ZF North America Capital, Inc.†	4.00%	4/29/2020	669	670,325
ZF North America Capital, Inc.†	4.50%	4/29/2022	300	311,605
ZF North America Capital, Inc.†	4.75%	4/29/2025	1,598	1,671,569
Total				4,202,321

Automotive 1.66%

Aston Martin Capital Holdings Ltd. (Jersey)†(d)	6.50%	4/15/2022	257	237,725
Daimler Finance North America LLC†	2.301%(3 Mo. LIBOR + .55%) #	5/4/2021	500	502,068

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)

Ford Motor Credit Co. LLC	2.865%(3 Mo. LIBOR + .93%) #	9/24/2020	$968	$968,460
Ford Motor Credit Co. LLC	2.979%	8/3/2022	300	303,124
Ford Motor Credit Co. LLC	3.087%	1/9/2023	468	469,550
Ford Motor Credit Co. LLC	3.219%	1/9/2022	475	477,207
Ford Motor Credit Co. LLC	3.339%	3/28/2022	200	202,181
Ford Motor Credit Co. LLC	5.584%	3/18/2024	1,445	1,547,014
Ford Motor Credit Co. LLC	5.875%	8/2/2021	3,072	3,212,111
General Motors Financial Co., Inc.	2.90%	2/26/2025	559	564,308
General Motors Financial Co., Inc.	3.15%	6/30/2022	166	169,574
General Motors Financial Co., Inc.	3.70%	5/9/2023	557	578,823
General Motors Financial Co., Inc.	3.95%	4/13/2024	1,117	1,179,396
General Motors Financial Co., Inc.	4.25%	5/15/2023	280	295,601
General Motors Financial Co., Inc.	5.10%	1/17/2024	1,801	1,972,425
Hyundai Capital America†	3.00%	6/20/2022	213	218,494
Hyundai Capital America†	3.25%	9/20/2022	636	658,634
Hyundai Capital America†	3.45%	3/12/2021	280	284,785
Hyundai Capital Services, Inc. (South Korea)†(d)	3.00%	8/29/2022	1,074	1,106,974
Nissan Motor Acceptance Corp.†	2.651%(3 Mo. LIBOR + .69%) #	9/28/2022	550	549,339
Volkswagen Group of America Finance LLC†	4.25%	11/13/2023	322	349,035
Total				15,846,828

Banks: Regional 6.27%

ABN AMRO Bank NV (Netherlands)†(d)	4.75%	7/28/2025	200	223,031
ABN AMRO Bank NV (Netherlands)(d)	6.25%	4/27/2022	2,533	2,750,831
AIB Group plc (Ireland)†(d)	4.263%(3 Mo. LIBOR + 1.87%) #	4/10/2025	712	761,829
AIB Group plc (Ireland)†(d)	4.75%	10/12/2023	665	724,179
Akbank T.A.S. (Turkey)†(d)	5.00%	10/24/2022	600	599,496
ASB Bank Ltd. (New Zealand)†(d)	3.75%	6/14/2023	1,018	1,091,799
Associated Bank NA	3.50%	8/13/2021	995	1,020,530
Australia & New Zealand Banking Group Ltd. (Australia)†(d)	4.50%	3/19/2024	216	233,115
Banco de Credito del Peru (Peru)†(d)	2.70%	1/11/2025	374	375,870
Bancolombia SA (Colombia)(d)	3.00%	1/29/2025	607	607,455
Bank of America Corp.	2.456%(3 Mo. LIBOR + .87%) #	10/22/2025	909	932,378
Bank of America Corp.	3.95%	4/21/2025	1,178	1,286,557
Bank of America Corp.	4.00%	1/22/2025	1,191	1,298,384
Bank of Ireland Group plc (Ireland)†(d)	4.50%	11/25/2023	912	987,939
BankUnited, Inc.	4.875%	11/17/2025	1,249	1,427,693

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Barclays Bank plc (United Kingdom)†(d)	10.179%	6/12/2021	$2,148	$2,363,778
BBVA Bancomer SA†	6.50%	3/10/2021	205	211,564
CIT Group, Inc.	4.75%	2/16/2024	96	102,120
Citigroup, Inc.	3.352%(3 Mo. LIBOR + .90%) #	4/24/2025	1,130	1,197,030
Citigroup, Inc.	4.40%	6/10/2025	1,652	1,839,513
Citigroup, Inc.	5.50%	9/13/2025	340	398,330
Danske Bank A/S (Denmark)†(d)	3.001%(3 Mo. LIBOR + 1.25%) #	9/20/2022	718	728,820
Danske Bank A/S (Denmark)†(d)	5.00%	1/12/2022	1,109	1,174,943
Danske Bank A/S (Denmark)†(d)	5.375%	1/12/2024	364	408,229
Discover Bank	3.35%	2/6/2023	477	500,458
FNB Corp.	2.20%	2/24/2023	510	515,577
Goldman Sachs Group, Inc. (The)	2.557%(3 Mo. LIBOR + .78%) #	10/31/2022	691	697,022
Goldman Sachs Group, Inc. (The)	3.272%(3 Mo. LIBOR + 1.20%) #	9/29/2025	563	595,806
Intesa Sanpaolo SpA (Italy)†(d)	6.50%	2/24/2021	2,138	2,217,038
Itau Unibanco Holding SA†	2.90%	1/24/2023	766	765,426
Lloyds Bank plc (United Kingdom)†(d)	6.50%	9/14/2020	3,451	3,535,282
Macquarie Bank Ltd. (Australia)†(d)	6.625%	4/7/2021	294	309,088
Macquarie Group Ltd. (Australia)†(d)	3.189%(3 Mo. LIBOR + 1.02%) #	11/28/2023	871	905,490
Macquarie Group Ltd. (Australia)†(d)	4.15%(3 Mo. LIBOR + 1.33%) #	3/27/2024	1,393	1,494,654
Manufacturers & Traders Trust Co.	2.818%(1 Mo. LIBOR + 1.22%) #	12/28/2020	346	346,208
Morgan Stanley	2.72%(SOFR + 1.15%) #	7/22/2025	638	660,728
Morgan Stanley	4.10%	5/22/2023	404	432,086
Morgan Stanley	5.00%	11/24/2025	241	278,264
NBK SPC Ltd. (United Arab Emirates)†(d)	2.75%	5/30/2022	960	970,375
Nordea Bank Abp (Finland)†(d)	4.25%	9/21/2022	505	539,236
Nordea Bank Abp (Finland)†(d)	4.875%	5/13/2021	1,768	1,834,928
Popular, Inc.	6.125%	9/14/2023	504	530,039
Royal Bank of Scotland Group plc (United Kingdom)(d)	6.125%	12/15/2022	435	474,752
Santander UK Group Holdings plc (United Kingdom)(d)	3.373%(3 Mo. LIBOR + 1.08%) #	1/5/2024	698	723,809
Standard Chartered Bank Hong Kong Ltd. (Hong Kong)(d)	5.875%	6/24/2020	555	561,478
Standard Chartered plc (United Kingdom)†(d)	4.247%(3 Mo. LIBOR + 1.15%) #	1/20/2023	1,578	1,643,359
Swedbank AB (Sweden)†(d)	2.80%	3/14/2022	837	855,117

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Synovus Bank	2.289%(SOFR + .95%) #	2/10/2023	$250	$252,967
Synovus Financial Corp.	3.125%	11/1/2022	1,470	1,509,183
Toronto-Dominion Bank (The) (Canada)(d)	2.11%(3 Mo. LIBOR + .53%) #	12/1/2022	892	898,318
Turkiye Vakiflar Bankasi TAO (Turkey)†(d)	5.625%	5/30/2022	1,267	1,268,268
Turkiye Vakiflar Bankasi TAO (Turkey)†(d)	5.75%	1/30/2023	364	359,399
UBS AG	7.625%	8/17/2022	4,406	4,955,825
UBS AG (Switzerland)(d)	5.125%	5/15/2024	2,039	2,208,033
UBS Group AG (Switzerland)†(d)	2.903%(3 Mo. LIBOR + 1.22%) #	5/23/2023	1,085	1,103,097
Wells Fargo & Co.	2.164%(3 Mo. LIBOR + .75%) #	2/11/2026	736	745,352
Wells Fargo & Co.	2.406%(3 Mo. LIBOR + .83%) #	10/30/2025	1,356	1,389,760
Zions Bancorp N.A.	3.35%	3/4/2022	1,046	1,078,788
Total				59,900,623

Building Materials 0.43%

Boral Finance Pty Ltd. (Australia)†(d)	3.00%	11/1/2022	412	423,205
Carrier Global Corp.†	2.242%	2/15/2025	1,174	1,195,800
CPG Merger Sub LLC†	8.00%	10/1/2021	887	889,572
Martin Marietta Materials, Inc.	2.333%(3 Mo. LIBOR + .65%) #	5/22/2020	230	230,249
Owens Corning	4.20%	12/1/2024	1,254	1,366,507
Total				4,105,333

Business Services 0.37%

Adani Ports & Special Economic Zone Ltd. (India)†(d)	3.375%	7/24/2024	500	515,654
Adani Ports & Special Economic Zone Ltd. (India)†(d)	3.95%	1/19/2022	500	517,777
Capitol Investment Merger Sub 2 LLC†	10.00%	8/1/2024	194	195,051
Equifax, Inc.	2.562%(3 Mo. LIBOR + .87%) #	8/15/2021	1,872	1,881,465
IHS Markit Ltd. (United Kingdom)(d)	4.125%	8/1/2023	172	184,379
Laureate Education, Inc.†	8.25%	5/1/2025	213	226,338
Total				3,520,664

Chemicals 0.55%

Blue Cube Spinco LLC	9.75%	10/15/2023	177	186,788
CNAC HK Finbridge Co. Ltd. (Hong Kong)(d)	3.00%	7/19/2020	200	200,692
CNAC HK Finbridge Co. Ltd. (Hong Kong)(d)	3.50%	7/19/2022	600	618,134
Equate Petrochemical BV (Netherlands)†(d)	3.00%	3/3/2022	200	201,906

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)

NOVA Chemicals Corp. (Canada)†(d)	5.25%	8/1/2023	$495	$496,233
Nutrien Ltd. (Canada)(d)	3.375%	3/15/2025	765	813,290
SABIC Capital II BV (Netherlands)†(d)	4.00%	10/10/2023	695	734,910
Syngenta Finance NV (Netherlands)†(d)	3.698%	4/24/2020	700	701,494
Syngenta Finance NV (Netherlands)†(d)	3.933%	4/23/2021	1,026	1,048,634
Syngenta Finance NV (Netherlands)†(d)	4.441%	4/24/2023	250	265,980
Total				5,268,061

Computer Hardware 0.53%

Dell International LLC/EMC Corp.†	4.00%	7/15/2024	184	197,219
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	3,739	4,116,998
HT Global IT Solutions Holdings Ltd. (Mauritius)†(d)	7.00%	7/14/2021	700	717,675
Total				5,031,892

Computer Software 0.67%

Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho†	10.00%	11/30/2024	501	535,461
Infor US, Inc.	6.50%	5/15/2022	303	304,445
RP Crown Parent LLC†	7.375%	10/15/2024	477	494,690
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	1,751	1,853,162
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023	1,245	1,281,310
TIBCO Software, Inc.†	11.375%	12/1/2021	1,883	1,938,596
Total				6,407,664

Construction/Homebuilding 0.34%

D.R. Horton, Inc.	4.375%	9/15/2022	330	350,164
D.R. Horton, Inc.	4.75%	2/15/2023	152	164,611
D.R. Horton, Inc.	5.75%	8/15/2023	1,592	1,801,409
M/I Homes, Inc.	5.625%	8/1/2025	159	166,221
Shea Homes LP/Shea Homes Funding Corp.†	5.875%	4/1/2023	65	65,840
William Lyon Homes, Inc.	7.00%	8/15/2022	141	141,131
Williams Scotsman International, Inc.†	7.875%	12/15/2022	488	508,892
Total				3,198,268

Drugs 1.53%

AbbVie, Inc.†	2.60%	11/21/2024	1,679	1,736,209
Bausch Health Cos., Inc.†	6.125%	4/15/2025	663	677,642
Bausch Health Cos., Inc.†	6.50%	3/15/2022	161	163,214

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs (continued)

Bausch Health Cos., Inc.†	7.00%	3/15/2024	$753	$776,844
Bayer US Finance II LLC†	2.75%	7/15/2021	1,014	1,029,728
Bayer US Finance II LLC†	2.904%(3 Mo. LIBOR + 1.01%) #	12/15/2023	1,325	1,328,801
Bayer US Finance II LLC†	3.375%	7/15/2024	1,570	1,648,855
Bayer US Finance II LLC†	3.875%	12/15/2023	2,300	2,470,522
Bayer US Finance II LLC†	4.25%	12/15/2025	300	336,031
Becton Dickinson & Co.	2.836%(3 Mo. LIBOR + .88%) #	12/29/2020	671	671,428
Cardinal Health, Inc.	3.079%	6/15/2024	1,722	1,796,893
Cardinal Health, Inc.	3.50%	11/15/2024	1,505	1,598,983
Cigna Corp.	2.25%(3 Mo. LIBOR + .35%) #	3/17/2020	153	153,025
Cigna Corp.	4.125%	11/15/2025	222	247,139
Total				14,635,314

Electric: Power 3.39%

AES Corp. (The)	4.875%	5/15/2023	573	568,906
Ausgrid Finance Pty Ltd. (Australia)†(d)	3.85%	5/1/2023	2,235	2,353,726
Calpine Corp.	5.75%	1/15/2025	467	469,569
CenterPoint Energy, Inc.	2.50%	9/1/2024	584	603,420
Comision Federal de Electricidad (Mexico)†(d)	4.875%	5/26/2021	396	408,042
Comision Federal de Electricidad (Mexico)†(d)	4.875%	1/15/2024	1,397	1,512,846
Dominion Energy, Inc.	3.071%	8/15/2024	1,196	1,256,354
Dominion Energy, Inc.	4.104%	4/1/2021	1,445	1,483,654
DTE Energy Co.	2.529%	10/1/2024	1,687	1,741,908
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	353	376,690
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	572	585,416
Enel Finance International NV (Netherlands)†(d)	2.65%	9/10/2024	1,077	1,108,905
Enel Finance International NV (Netherlands)†(d)	2.75%	4/6/2023	1,010	1,036,906
Enel Finance International NV (Netherlands)†(d)	2.875%	5/25/2022	2,250	2,303,712
Enel Finance International NV (Netherlands)†(d)	4.25%	9/14/2023	472	511,200
Evergy, Inc.	2.45%	9/15/2024	368	378,914
FirstEnergy Transmission LLC†	4.35%	1/15/2025	405	453,267
Jersey Central Power & Light Co.†	4.70%	4/1/2024	341	380,784
NextEra Energy Capital Holdings, Inc.	2.231%(3 Mo. LIBOR + .48%) #	5/4/2021	653	654,710
NRG Energy, Inc.†	3.75%	6/15/2024	1,197	1,254,541

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

Origin Energy Finance Ltd. (Australia)†(d)	5.45%	10/14/2021	$2,207	$2,339,258
PPL Capital Funding, Inc.	3.50%	12/1/2022	430	449,515
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(d)	5.375%	5/1/2021	1,181	1,218,898
Puget Energy, Inc.	5.625%	7/15/2022	490	528,591
Puget Energy, Inc.	6.00%	9/1/2021	729	778,335
San Diego Gas & Electric Co.	1.914%	2/1/2022	155	154,679
SCANA Corp.	4.125%	2/1/2022	481	497,308
SCANA Corp.	4.75%	5/15/2021	781	800,430
SCANA Corp.	6.25%	4/1/2020	346	346,924
Sempra Energy	2.331%(3 Mo. LIBOR + .50%) #	1/15/2021	716	716,183
Sempra Energy	4.05%	12/1/2023	465	504,359
TransAlta Corp. (Canada)(d)	4.50%	11/15/2022	1,861	1,923,827
Vistra Operations Co. LLC†	3.55%	7/15/2024	2,542	2,624,957
Total				32,326,734

Electrical Equipment 0.48%

Broadcom, Inc.†	3.625%	10/15/2024	2,374	2,503,556
NXP BV/NXP Funding LLC (Netherlands)†(d)	3.875%	9/1/2022	1,500	1,574,034
NXP BV/NXP Funding LLC (Netherlands)†(d)	4.625%	6/1/2023	454	491,392
Total				4,568,982

Electronics 0.13%

Trimble, Inc.	4.15%	6/15/2023	944	1,004,073
Trimble, Inc.	4.75%	12/1/2024	247	275,637
Total				1,279,710

Energy Equipment & Services 0.08%

Greenko Mauritius Ltd. (India)†(d)	6.25%	2/21/2023	695	716,533

Entertainment 0.11%

Eldorado Resorts, Inc.	7.00%	8/1/2023	500	517,758
Enterprise Development Authority (The)†	12.00%	7/15/2024	443	508,526
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	60	63,175
Total				1,089,459

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services 2.64%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.875%	1/16/2024	$272	$296,163
Air Lease Corp.	4.25%	2/1/2024	527	568,440
Aircastle Ltd.	4.40%	9/25/2023	1,323	1,410,674
Aircastle Ltd.	5.00%	4/1/2023	1,479	1,610,712
Aircastle Ltd.	7.625%	4/15/2020	530	533,369
Ally Financial, Inc.	3.875%	5/21/2024	1,186	1,246,599
Ally Financial, Inc.	4.25%	4/15/2021	191	195,406
Ally Financial, Inc.	5.125%	9/30/2024	4,004	4,444,060
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.125%	10/1/2023	1,021	1,095,159
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.25%	5/15/2024	740	808,715
GE Capital International Funding Co. Unlimited Co. (Ireland)(d)	2.342%	11/15/2020	304	304,882
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	536	527,625
Jefferies Financial Group, Inc.	5.50%	10/18/2023	1,837	2,008,169
Jefferies Group LLC	6.875%	4/15/2021	2,140	2,259,294
Muthoot Finance Ltd. (India)†(d)(e)	4.40%	9/2/2023	416	412,610
Muthoot Finance Ltd. (India)†(d)	6.125%	10/31/2022	500	518,730
Nationstar Mortgage Holdings, Inc.†	8.125%	7/15/2023	2,048	2,138,450
Navient Corp.	5.875%	10/25/2024	363	372,986
Navient Corp.	6.125%	3/25/2024	415	429,521
Park Aerospace Holdings Ltd. (Ireland)†(d)	3.625%	3/15/2021	348	351,594
Park Aerospace Holdings Ltd. (Ireland)†(d)	4.50%	3/15/2023	1,721	1,800,697
Park Aerospace Holdings Ltd. (Ireland)†(d)	5.25%	8/15/2022	333	354,498
Park Aerospace Holdings Ltd. (Ireland)†(d)	5.50%	2/15/2024	1,342	1,476,813
Springleaf Finance Corp.	7.75%	10/1/2021	18	19,160
Total				25,184,326

Food 0.30%

Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	5.75%	3/15/2025	467	485,290
General Mills, Inc.	2.846%(3 Mo. LIBOR + 1.01%) #	10/17/2023	377	382,726
Ingles Markets, Inc.	5.75%	6/15/2023	485	489,855
JBS USA LUX SA/JBS USA Finance, Inc.†	5.875%	7/15/2024	457	465,578
MARB BondCo plc (United Kingdom)†(d)	7.00%	3/15/2024	275	281,645
Smithfield Foods, Inc.†	2.65%	10/3/2021	26	26,236
Smithfield Foods, Inc.†	3.35%	2/1/2022	691	705,119
Total				2,836,449

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 0.01%

Kinetic Concepts, Inc./KCI USA, Inc.†	12.50%	11/1/2021	$129	$131,180

Health Care Services 1.54%

Acadia Healthcare Co., Inc.	5.125%	7/1/2022	1,812	1,819,360
Acadia Healthcare Co., Inc.	5.625%	2/15/2023	129	130,236
Acadia Healthcare Co., Inc.	6.125%	3/15/2021	1,796	1,802,735
Centene Corp.†	5.375%	6/1/2026	222	234,066
Centene Corp.	6.125%	2/15/2024	43	44,342
CommonSpirit Health	2.76%	10/1/2024	627	653,780
Fresenius Medical Care US Finance II, Inc.†	4.125%	10/15/2020	123	124,087
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	3,051	3,277,668
Fresenius Medical Care US Finance, Inc.†	5.75%	2/15/2021	535	555,178
HCA, Inc.	5.00%	3/15/2024	1,135	1,262,289
HCA, Inc.	5.25%	4/15/2025	1,125	1,279,085
Select Medical Corp.†	6.25%	8/15/2026	405	432,574
Universal Health Services, Inc.†	4.75%	8/1/2022	3,104	3,117,990
Total				14,733,390

Household Equipment/Products 0.39%

Newell Brands, Inc.	3.85%	4/1/2023	3,422	3,559,220
Newell Brands, Inc.	4.70%	8/15/2020	143	144,922
Total				3,704,142

Insurance 0.55%

Assurant, Inc.	4.20%	9/27/2023	988	1,063,955
CNO Financial Group, Inc.	5.25%	5/30/2025	1,820	2,062,769
Equitable Holdings, Inc.	3.90%	4/20/2023	1,084	1,153,152
Kemper Corp.	4.35%	2/15/2025	460	505,792
Peachtree Corners Funding Trust†	3.976%	2/15/2025	442	487,681
Total				5,273,349

Investment Management Companies 0.06%

MDGH - GMTN BV (Netherlands)†(d)	2.50%	11/7/2024	572	582,461

Leasing 0.41%

Aviation Capital Group LLC†	2.875%	1/20/2022	199	202,734
Aviation Capital Group LLC†	3.875%	5/1/2023	706	741,869

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leasing (continued)

DAE Funding LLC (United Arab Emirates)†(d)	4.00%	8/1/2020	$397	$398,643
GATX Corp.	4.35%	2/15/2024	507	551,436
Penske Truck Leasing Co., LP/PTL Finance Corp.†	2.70%	11/1/2024	680	708,737
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.45%	7/1/2024	1,119	1,196,691
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.90%	2/1/2024	144	155,172
Total				3,955,282

Leisure 0.43%

LTF Merger Sub, Inc.†	8.50%	6/15/2023	864	875,699
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	1,525	1,641,325
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	1,049	1,080,905
Viking Cruises Ltd.†	6.25%	5/15/2025	494	474,445
Total				4,072,374

Lodging 0.47%

Las Vegas Sands Corp.	2.90%	6/25/2025	1,307	1,343,934
Las Vegas Sands Corp.	3.20%	8/8/2024	2,203	2,286,764
Studio City Co., Ltd. (Macau)†(d)	7.25%	11/30/2021	481	485,546
Wyndham Destinations, Inc.	5.625%	3/1/2021	398	408,081
Total				4,524,325

Machinery: Agricultural 0.95%

BAT Capital Corp.	2.789%	9/6/2024	650	668,779
BAT Capital Corp.	3.222%	8/15/2024	3,118	3,276,201
Imperial Brands Finance plc (United Kingdom)†(d)	3.125%	7/26/2024	1,590	1,643,450
Reynolds American, Inc.	4.85%	9/15/2023	945	1,045,868
Viterra, Inc. (Canada)†(d)	5.95%	8/1/2020	2,351	2,390,916
Total				9,025,214

Machinery: Industrial/Specialty 0.62%

CNH Industrial Capital LLC	4.20%	1/15/2024	1,267	1,382,711
CNH Industrial NV (United Kingdom)(d)	4.50%	8/15/2023	1,303	1,419,383
Flowserve Corp.	4.00%	11/15/2023	313	332,417
Nvent Finance Sarl (Luxembourg)(d)	3.95%	4/15/2023	1,308	1,374,749
Westinghouse Air Brake Technologies Corp.	3.194%(3 Mo. LIBOR + 1.30%) #	9/15/2021	386	386,122

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty (continued)

Westinghouse Air Brake Technologies Corp.	4.40%	3/15/2024		$973	$1,055,134
Total					5,950,516

Manufacturing 0.22%

General Electric Co.	3.375%	3/11/2024		190	200,716
General Electric Co.	4.65%	10/17/2021		1,775	1,853,435
Total					2,054,151

Media 0.51%

iHeartCommunications, Inc.	6.375%	5/1/2026		323	347,443
NBCUniversal Enterprise, Inc.†	5.25%	—	(f)	4,080	4,196,831
Univision Communications, Inc.†	5.125%	5/15/2023		102	98,940
Virgin Media Finance plc (United Kingdom)†(d)	6.00%	10/15/2024		200	204,977
Total					4,848,191

Metal Fabricating 0.02%

Zekelman Industries, Inc.†	9.875%	6/15/2023		169	177,260

Metals & Minerals: Miscellaneous 1.21%

Anglo American Capital plc (United Kingdom)†(d)	3.75%	4/10/2022		2,310	2,393,150
Anglo American Capital plc (United Kingdom)†(d)	4.125%	4/15/2021		200	205,244
Anglo American Capital plc (United Kingdom)†(d)	4.125%	9/27/2022		1,807	1,903,017
Freeport-McMoRan, Inc.	3.875%	3/15/2023		176	177,300
Freeport-McMoRan, Inc.	4.55%	11/14/2024		544	551,934
Glencore Funding LLC†	3.00%	10/27/2022		225	230,214
Glencore Funding LLC†	4.125%	3/12/2024		939	1,002,548
Glencore Funding LLC†	4.125%	5/30/2023		1,890	1,996,498
Glencore Funding LLC†	4.625%	4/29/2024		484	523,767
Hecla Mining Co.	6.875%	5/1/2021		339	340,509
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022		513	533,524
Kinross Gold Corp. (Canada)(d)	5.125%	9/1/2021		257	266,252
Kinross Gold Corp. (Canada)(d)	5.95%	3/15/2024		1,044	1,163,522
New Gold, Inc. (Canada)†(d)	6.25%	11/15/2022		289	291,888
Total					11,579,367

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas 0.43%

National Fuel Gas Co.	3.75%	3/1/2023	$515	$539,477
National Fuel Gas Co.	4.90%	12/1/2021	682	713,367
ONEOK, Inc.	7.50%	9/1/2023	1,313	1,543,394
Southern Star Central Corp.†	5.125%	7/15/2022	1,086	1,100,470
WGL Holdings, Inc.	2.437%(3 Mo. LIBOR + .55%) #	3/12/2020	250	250,019
Total				4,146,727

Oil 4.24%

Afren plc (United Kingdom)†(d)(g)	6.625%	12/9/2020	195	956
Afren plc (United Kingdom)†(d)(g)	10.25%	4/8/2019	195	1,643
Afren plc (United Kingdom)†(d)(g)	11.50%	2/1/2016	390	3,287
American Energy-Permian Basin LLC†	12.00%	10/1/2024	266	186,865
Callon Petroleum Co.	6.125%	10/1/2024	192	152,640
Callon Petroleum Co.	6.25%	4/15/2023	2,360	2,000,124
Chaparral Energy, Inc.†	8.75%	7/15/2023	1,580	368,535
Cimarex Energy Co.	4.375%	6/1/2024	479	505,505
CNOOC Curtis Funding No 1 Pty Ltd. (Australia)†(d)	4.50%	10/3/2023	1,530	1,671,984
Concho Resources, Inc.	4.375%	1/15/2025	1,181	1,219,455
Continental Resources, Inc.	3.80%	6/1/2024	226	229,971
Continental Resources, Inc.	4.50%	4/15/2023	2,377	2,466,836
Continental Resources, Inc.	5.00%	9/15/2022	3,723	3,718,830
Diamondback Energy, Inc.	5.375%	5/31/2025	2,175	2,271,315
Energen Corp.	4.625%	9/1/2021	615	634,492
Eni SpA (Italy)†(d)	4.00%	9/12/2023	1,327	1,428,393
Eni SpA (Italy)†(d)	4.15%	10/1/2020	600	608,711
Gazprom PJSC Via Gaz Capital SA (Luxembourg)†(d)	6.51%	3/7/2022	700	756,123
Harvest Operations Corp. (Canada)†(d)	4.20%	6/1/2023	250	270,236
Helmerich & Payne, Inc.	4.65%	3/15/2025	98	109,044
Hess Corp.	3.50%	7/15/2024	1,046	1,086,883
HighPoint Operating Corp.	7.00%	10/15/2022	133	116,084
Husky Energy, Inc. (Canada)(d)	4.00%	4/15/2024	1,002	1,056,823
KazMunayGas National Co. JSC (Kazakhstan)†(d)	3.875%	4/19/2022	375	386,606
Laredo Petroleum, Inc.	9.50%	1/15/2025	729	525,791
Lukoil International Finance BV (Netherlands)†(d)	6.125%	11/9/2020	200	205,277
Marathon Petroleum Corp.	5.375%	10/1/2022	938	947,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Medco Straits Services Pte Ltd. (Singapore)†(d)	8.50%	8/17/2022	$200	$207,673
MEG Energy Corp. (Canada)†(d)	6.50%	1/15/2025	427	420,862
Montage Resources Corp.	8.875%	7/15/2023	961	694,313
Murphy Oil Corp.	6.875%	8/15/2024	327	326,832
Oasis Petroleum, Inc.	6.875%	3/15/2022	2,529	1,991,587
Occidental Petroleum Corp.	2.70%	8/15/2022	278	283,416
Occidental Petroleum Corp.	2.90%	8/15/2024	1,052	1,066,916
Occidental Petroleum Corp.	6.95%	7/1/2024	913	1,072,811
OGX Austria GmbH (Brazil)†(d)(g)	8.50%	6/1/2018	225	5
Parsley Energy LLC/Parsley Finance Corp.†	5.375%	1/15/2025	125	125,314
Parsley Energy LLC/Parsley Finance Corp.†	6.25%	6/1/2024	1,419	1,489,971
Petroleos Mexicanos (Mexico)(d)	4.25%	1/15/2025	809	814,594
Phillips 66	2.247%(3 Mo. LIBOR + .60%) #	2/26/2021	362	362,035
QEP Resources, Inc.	6.875%	3/1/2021	118	115,982
Range Resources Corp.	5.00%	8/15/2022	1,914	1,574,265
Range Resources Corp.	5.00%	3/15/2023	558	405,772
Range Resources Corp.	5.875%	7/1/2022	82	70,084
Reliance Holdings USA, Inc.†	5.40%	2/14/2022	1,600	1,706,256
Saudi Arabian Oil Co. (Saudi Arabia)†(d)	2.875%	4/16/2024	503	516,996
Seven Generations Energy Ltd. (Canada)†(d)	6.75%	5/1/2023	1,766	1,749,444
Sinopec Group Overseas Development 2018 Ltd. (China)†(d)	2.50%	11/12/2024	630	647,091
SM Energy Co.	6.125%	11/15/2022	757	683,429
Suncor Energy Ventures Corp. (Canada)†(d)	9.40%	9/1/2021	125	137,908
Transocean Sentry Ltd.†	5.375%	5/15/2023	406	393,816
Viper Energy Partners LP†	5.375%	11/1/2027	467	475,476
WPX Energy, Inc.	5.25%	10/15/2027	227	223,811
Total				40,486,768

Oil: Crude Producers 3.20%

Cheniere Corpus Christi Holdings LLC	5.875%	3/31/2025	1,649	1,834,058
Cheniere Corpus Christi Holdings LLC	7.00%	6/30/2024	2,777	3,146,013
Enable Oklahoma Intrastate Transmission LLC†	6.25%	3/15/2020	1,937	1,939,773
Energy Transfer Operating LP	4.25%	3/15/2023	2,099	2,224,425
Energy Transfer Operating LP	5.875%	1/15/2024	3,029	3,397,509
Energy Transfer Partners LP / Regency Energy Finance Corp.	4.50%	11/1/2023	155	166,989
Florida Gas Transmission Co. LLC†	3.875%	7/15/2022	440	456,903
Midwest Connector Capital Co. LLC†	3.625%	4/1/2022	875	903,253
Midwest Connector Capital Co. LLC†	3.90%	4/1/2024	618	656,151
Mplx LP†	6.25%	10/15/2022	982	1,002,666

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Mplx LP†	6.375%	5/1/2024	$3,251	$3,380,036
NGPL PipeCo LLC†	4.375%	8/15/2022	1,773	1,852,815
Sabine Pass Liquefaction LLC	5.625%	4/15/2023	5,397	5,923,211
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	694	780,973
Spectra Energy Partners LP	4.60%	6/15/2021	297	304,991
Sunoco Logistics Partners Operations LP	4.25%	4/1/2024	92	98,684
Texas Eastern Transmission LP†	2.80%	10/15/2022	223	227,943
Texas Eastern Transmission LP†	4.125%	12/1/2020	500	504,372
Texas Gas Transmission LLC†	4.50%	2/1/2021	729	742,155
Western Midstream Operating LP	2.698%(3 Mo. LIBOR + .85%) #	1/13/2023	493	491,279
Williams Cos, Inc. (The)	4.50%	11/15/2023	272	295,293
Williams Cos, Inc. (The)	7.875%	9/1/2021	192	210,195
Total				30,539,687

Oil: Integrated Domestic 0.42%

National Oilwell Varco, Inc.	2.60%	12/1/2022	1,009	1,019,163
Oceaneering International, Inc.	4.65%	11/15/2024	576	538,710
Schlumberger Holdings Corp.†	3.75%	5/1/2024	1,816	1,941,818
TechnipFMC plc (United Kingdom)(d)	3.45%	10/1/2022	513	531,388
Total				4,031,079

Real Estate Investment Trusts 1.40%

Brandywine Operating Partnership LP	4.10%	10/1/2024	92	100,484
Brixmor Operating Partnership LP	3.25%	9/15/2023	1,080	1,136,554
Brixmor Operating Partnership LP	3.65%	6/15/2024	424	455,513
China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022	400	419,348
Country Garden Holdings Co. Ltd. (China)(d)	7.125%	1/27/2022	365	382,543
EPR Properties	5.25%	7/15/2023	172	187,922
Equinix, Inc.	5.375%	5/15/2027	2,599	2,804,971
Equinix, Inc.	5.875%	1/15/2026	1,728	1,829,485
Highwoods Realty LP	3.20%	6/15/2021	155	157,756
Highwoods Realty LP	3.625%	1/15/2023	1,080	1,133,823
Kennedy-Wilson, Inc.	5.875%	4/1/2024	65	66,219
SITE Centers Corp.	3.625%	2/1/2025	78	82,868
SITE Centers Corp.	4.625%	7/15/2022	154	164,072
SL Green Operating Partnership LP	3.25%	10/15/2022	1,103	1,146,720
SL Green Realty Corp.	4.50%	12/1/2022	1,530	1,634,381
Vereit Operating Partnership LP	4.60%	2/6/2024	1,528	1,681,966
Total				13,384,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail 0.25%

Asbury Automotive Group, Inc.	6.00%	12/15/2024	$538	$555,261
Dollar Tree, Inc.	4.00%	5/15/2025	270	296,898
Walgreens Boots Alliance, Inc.	3.80%	11/18/2024	1,469	1,570,683
Total				2,422,842

Savings & Loan 0.04%

People’s United Financial, Inc.	3.65%	12/6/2022	370	386,787

Steel 0.16%

POSCO (South Korea)†(d)	2.375%	11/12/2022	450	455,350
Steel Dynamics, Inc.	5.50%	10/1/2024	1,081	1,113,700
Total				1,569,050

Technology 0.88%

Baidu, Inc. (China)(d)	3.875%	9/29/2023	2,248	2,384,893
Baidu, Inc. (China)(d)	4.375%	5/14/2024	2,393	2,609,904
Tencent Holdings Ltd. (China)†(d)	3.28%	4/11/2024	1,411	1,494,476
Uber Technologies, Inc.†	7.50%	11/1/2023	756	790,013
VeriSign, Inc.	4.625%	5/1/2023	109	110,124
Weibo Corp. (China)(d)	3.50%	7/5/2024	1,000	1,045,610
Total				8,435,020

Telecommunications 0.76%

Altice France SA (France)†(d)	7.375%	5/1/2026	458	481,152
AT&T, Inc.	3.067%(3 Mo. LIBOR + 1.18%) #	6/12/2024	5,102	5,165,284
British Telecommunications plc (United Kingdom)(d)	4.50%	12/4/2023	1,107	1,215,091
CommScope, Inc.†	5.50%	3/1/2024	344	349,698
Total				7,211,225

Toys 0.06%

Hasbro, Inc.	3.00%	11/19/2024	570	598,251

Transportation: Miscellaneous 0.19%

Pelabuhan Indonesia III Persero PT (Indonesia)†(d)	4.50%	5/2/2023	622	656,987
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	819	827,530
XPO Logistics, Inc.†	6.50%	6/15/2022	320	320,378
Total				1,804,895

Wholesale 0.05%

H&E Equipment Services, Inc.	5.625%	9/1/2025	442	461,888
Total Corporate Bonds (cost $376,162,319)				381,852,509

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(h) 3.35%

Aerospace/Defense 0.08%

Boeing Company The Term Loan	—	(i)	2/6/2022	$784	$782,654	(j)

Air Transportation 0.18%

American Airlines, Inc. 2017 Incremental Term Loan	3.659%(1 Mo. LIBOR + 2.00%)		12/14/2023	285	277,033
American Airlines, Inc. 2018 Term Loan B	—	(i)	6/27/2025	387	369,521
American Airlines, Inc. Repriced TL B due 2023	3.603%(1 Mo. LIBOR + 2.00%)		4/28/2023	1,153	1,122,062
Total					1,768,616

Automotive 0.05%

Ford Motor Company Unsecured Term Loan	3.15%(1 Mo. LIBOR + 1.50%)		12/31/2022	500	488,750	(j)

Business Services 0.04%

Financial & Risk US Holdings, Inc. Initial Dollar Term Loan	—	(i)	10/1/2025	347	346,799

Chemicals 0.11%

LyondellBasell Industries Delayed Draw Term Loan A (Netherlands)(d)	2.764%(1 Mo. LIBOR + 1.13%)		3/29/2022	1,050	1,048,031	(j)

Computer Hardware 0.00%

Dell International LLC 2019 Term Loan B	3.61%(1 Mo. LIBOR + 2.00%)		9/19/2025	9	8,568

Containers 0.01%

BWAY Holding Company 2017 Term Loan B	—	(i)	4/3/2024	77	73,940

Electric: Power 0.09%

Pacific Gas & Electric Company DIP Term Loan	3.93%(1 Mo. LIBOR + 2.25%)		12/31/2020	881	883,203	(j)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electrical Equipment 0.69%

Broadcom Inc. 2019 1st Lien Term Loan A3	2.795%(1 Mo. LIBOR + 1.13%)		11/4/2022	$4,348	$4,339,727	(j)
Broadcom Inc. 2019 Term Loan A3	2.79%(1 Mo. LIBOR + 1.25%)		11/4/2024	1,009	1,003,849	(j)
Marvell Technology Group Ltd 2018 Term Loan A	3.045%(1 Mo. LIBOR + 1.38%)		6/4/2021	1,214	1,212,482	(j)
Total					6,556,058

Entertainment 0.11%

Caesars Entertainment Operating Company Exit Term Loan	—	(i)	10/7/2024	181	180,184
GLP Financing, LLC Incremental Term Loan A	3.155%(1 Mo. LIBOR + 1.50%)		4/28/2021	219	218,416	(j)
Scientific Games International, Inc. 2018 Term Loan B5	—	(i)	8/14/2024	119	115,415
Seminole Tribe of Florida 2018 Term Loan B	3.353%(1 Mo. LIBOR + 1.75%)		7/8/2024	521	517,892
Total					1,031,907

Environmental Services 0.03%

Advanced Disposal Services Inc. Term Loan B3	—	(i)	11/10/2023	245	245,272

Financial Services 0.05%

Delos Finance SARL 2018 Term Loan B (Luxembourg)(d)	3.695%(3 Mo. LIBOR + 1.75%)		10/6/2023	500	498,336

Food 0.04%

US Foods, Inc. 2016 Term Loan B	—	(i)	6/27/2023	385	381,403

Health Care 0.01%

MPH Acquisition Holdings LLC 2016 Term Loan B	—	(i)	6/7/2023	139	132,787

Health Care Services 0.05%

Jaguar Holding Company II 2018 Term Loan	—	(i)	8/18/2022	447	445,083

Insurance 0.02%

FHC Health Systems, Inc. 2014 Term Loan	5.945%(3 Mo. LIBOR + 4.00%)		12/23/2021	184	184,369

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Investment Management Companies 0.26%

RPI 2019 Intermediate Finance Trust 2020 New RPI Term Loan A1	3.113%(3 Mo. LIBOR + 1.50%)		2/7/2025	$2,500	$2,493,750	(j)

Media 0.44%

AP NMT Acquisition BV USD 1st Lien Term Loan (Netherlands)(d)	7.659%(3 Mo. LIBOR + 5.75%)		8/13/2021	975	977,744
AP NMT Acquisition BV USD 2nd Lien Term Loan (Netherlands)(d)	10.908%(3 Mo. LIBOR + 9.00%)		8/13/2022	589	591,309
Charter Communications Operating, LLC 2017 Term Loan A2	3.11%(1 Mo. LIBOR + 1.50%)		3/31/2023	2,388	2,379,496
Nielsen Finance LLC USD Term Loan B4	—	(i)	10/4/2023	227	225,565
Total					4,174,114

Metal Fabricating 0.00%

Doncasters Finance US LLC 2nd Lien Term Loan	10.195%(3 Mo. LIBOR + 8.25%)		10/9/2020	141	17,679

Miscellaneous 0.06%

Give & Go Prepared Foods Corp. 2017 1st Lien Add-On Term Loan (Canada)(d)	—	(i)	7/29/2023	297	298,096
UTEX Industries Inc. 1st Lien Term loan 2014	5.603%(1 Mo. LIBOR + 4.00%)		5/22/2021	258	212,599
UTEX Industries Inc. 2nd Lien Term Loan 2014	8.853%(1 Mo. LIBOR + 7.25%)		5/22/2022	111	58,067
Total					568,762

Oil: Crude Producers 0.14%

ONEOK Partners, L.P. Term Loan A	2.706%(1 Wk. LIBOR + 1.13%)		11/19/2021	1,335	1,333,331	(j)

Real Estate Investment Trusts 0.29%

Hudson Pacific Properties, L.P. 2015 Delayed Draw Term Loan	2.855%(1 Mo. LIBOR + 1.20%)		4/1/2022	652	648,825	(j)
Invitation Homes Operating Partnership LP Term Loan A	3.313%(3 Mo. LIBOR + 1.70%)		2/6/2022	2,149	2,138,255	(j)
Total					2,787,080

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail 0.17%

Panera Bread Company Term Loan A	3.375%(1 Mo. LIBOR + 1.75%)	7/18/2022	$1,656	$1,611,943

Telecommunications 0.37%

CenturyLink, Inc. 2020 Term Loan A	— (i)	1/31/2025	2,394	2,389,171
Sprint Communications, Inc. 1st Lien Term Loan B	— (i)	2/2/2024	1,117	1,108,301
Total				3,497,472

Wholesale 0.06%

Core & Main LP 2017 Term Loan B	4.664% (3 Mo. LIBOR + 2.75%)- 4.663%	8/1/2024	599	591,774	(j)
Total Floating Rate Loans (cost $32,277,701)				31,951,681

FOREIGN GOVERNMENT OBLIGATIONS 0.50%

Bermuda 0.12%

Government of Bermuda†	4.138%	1/3/2023	600	634,755
Government of Bermuda†	4.854%	2/6/2024	447	494,684
Total				1,129,439

Costa Rica 0.02%
Costa Rica Government†(d)	4.25%	1/26/2023	200	200,083

Indonesia 0.12%

Perusahaan Penerbit SBSN†(d)	3.40%	3/29/2022	745	763,372
Perusahaan Penerbit SBSN†(d)	3.75%	3/1/2023	405	423,360
Total				1,186,732

Kenya 0.08%

Republic of Kenya†(d)	6.875%	6/24/2024	720	770,746

Romania 0.09%

Republic of Romania†(d)	4.875%	1/22/2024	780	858,020

Sri Lanka 0.07%

Republic of Sri Lanka†(d)	5.75%	4/18/2023	620	615,374
Total Foreign Government Obligations (cost $4,663,994)				4,760,394

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.85%

Federal Home Loan Mortgage Corp. 2015-K721 B†	3.565	%#(k)	11/25/2047	$3,624	$3,776,502
Federal Home Loan Mortgage Corp. K061 X1 IO	0.177	%#(k)	11/25/2026	15,316	184,698
Federal Home Loan Mortgage Corp. Q001 XA IO	2.22	%#(k)	2/25/2032	1,368	180,250
Government National Mortgage Assoc. 2013-162 A	2.75	%#(k)	9/16/2046	67	68,775
Government National Mortgage Assoc. 2013-171 IO	0.887	%#(k)	6/16/2054	5,228	193,837
Government National Mortgage Assoc. 2013-193 IO	0.898	%#(k)	1/16/2055	1,887	69,513
Government National Mortgage Assoc. 2014-112 A	3.00	%#(k)	1/16/2048	254	264,740
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	328	330,009
Government National Mortgage Assoc. 2014-15 IO	0.764	%#(k)	8/16/2054	4,163	140,882
Government National Mortgage Assoc. 2014-64 IO	1.039	%#(k)	12/16/2054	21,114	948,573
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	18	18,748
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	21	20,836
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	195	199,961
Government National Mortgage Assoc. 2015-33 AS	2.90	%#(k)	5/16/2054	290	299,687
Government National Mortgage Assoc. 2015-41 AD	2.90	%#(k)	8/16/2055	142	145,715
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	1,006	1,039,654
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	1,249	1,289,162
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	956	981,122
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	1,068	1,104,106
Government National Mortgage Assoc. 2017-72 AM	2.60%		9/16/2051	655	674,260
Government National Mortgage Assoc. 2017-74 AS	2.60%		10/16/2057	606	623,487
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	1,320	1,362,599
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	1,036	1,064,382
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	1,374	1,418,589
Government National Mortgage Assoc. 2017-92 AS	2.75%		6/16/2058	1,191	1,231,015
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $18,056,652)					17,631,102

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.48%

Federal Home Loan Mortgage Corp.	3.13%(12 Mo. LIBOR + 1.64%)	#	11/1/2043	665	685,922
Federal Home Loan Mortgage Corp.	3.966%(12 Mo. LIBOR + 1.96%)	#	2/1/2037	125	133,470
Federal Home Loan Mortgage Corp.	4.061%(12 Mo. LIBOR + 1.79%)	#	5/1/2036	42	43,952
Federal Home Loan Mortgage Corp.	4.107%(12 Mo. LIBOR + 1.79%)	#	10/1/2038	34	35,567

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal Home Loan Mortgage Corp.	4.129%(12 Mo. LIBOR + 1.79%)	#	12/1/2036	$136	$143,413
Federal Home Loan Mortgage Corp.	4.14%(12 Mo. LIBOR + 1.72%)	#	4/1/2037	44	46,459
Federal Home Loan Mortgage Corp.	4.287%(12 Mo. LIBOR + 1.66%)	#	2/1/2038	149	157,585
Federal Home Loan Mortgage Corp.	4.40%(12 Mo. LIBOR + 1.93%)	#	9/1/2036	130	138,348
Federal National Mortgage Assoc.	2.657%(12 Mo. LIBOR + 1.60%)	#	12/1/2045	252	260,361
Federal National Mortgage Assoc.	2.71%(12 Mo. LIBOR + 1.60%)	#	12/1/2045	763	787,923
Federal National Mortgage Assoc.	2.82%(12 Mo. LIBOR + 1.60%)	#	10/1/2045	293	302,877
Federal National Mortgage Assoc.	3.782%(12 Mo. LIBOR + 1.09%)	#	6/1/2038	146	150,651
Federal National Mortgage Assoc.	3.931%(12 Mo. LIBOR + 1.52%)	#	3/1/2039	81	85,042
Federal National Mortgage Assoc.	3.951%(12 Mo. LIBOR + 1.81%)	#	12/1/2040	141	148,559
Federal National Mortgage Assoc.	3.976%(12 Mo. LIBOR + 1.51%)	#	10/1/2035	139	145,894
Federal National Mortgage Assoc.	3.99%(12 Mo. LIBOR + 1.81%)	#	12/1/2040	80	84,222
Federal National Mortgage Assoc.	4.065%(12 Mo. LIBOR + 1.80%)	#	10/1/2040	33	34,917
Federal National Mortgage Assoc.	4.109%(12 Mo. LIBOR + 1.61%)	#	8/1/2037	10	10,942
Federal National Mortgage Assoc.	4.123%(12 Mo. LIBOR + 1.82%)	#	4/1/2040	69	72,917
Federal National Mortgage Assoc.	4.144%(1 Yr Treasury Constant Maturity Rate + 2.19%)	#	1/1/2038	101	107,062
Federal National Mortgage Assoc.	4.178%(12 Mo. LIBOR + 1.66%)	#	9/1/2038	104	108,837
Federal National Mortgage Assoc.	4.24%(12 Mo. LIBOR + 1.66%)	#	8/1/2038	28	29,676

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	4.331%(12 Mo. LIBOR + 1.79%)	#	3/1/2042	$781	$817,493
Federal National Mortgage Assoc.	4.363%(1 Yr Treasury Constant Maturity Rate + 2.22%)	#	3/1/2038	33	34,583
Federal National Mortgage Assoc.	4.676%(12 Mo. LIBOR + 1.90%)	#	12/1/2038	50	52,828
Total Government Sponsored Enterprises Pass-Throughs (cost $4,608,857)					4,619,500

MUNICIPAL BONDS 0.22%

Miscellaneous

IL State GO	6.20%		7/1/2021	200	206,964
State of Illinois	4.95%		6/1/2023	1,003	1,061,064
State of Illinois	6.125%		7/1/2021	770	796,342
Total Municipal Bonds (cost $2,030,380)					2,064,370

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 25.91%

Americold LLC 2010-ARTA A1†	3.847%		1/14/2029	176	177,073
Angel Oak Mortgage Trust 2020-1 A1†	2.466	%#(k)	12/25/2059	553	555,898
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	310	315,322
AREIT Trust 2018-CRE2 A†	2.63%(1 Mo. LIBOR + .98%)	#	11/14/2035	875	875,800
Atrium Hotel Portfolio Trust 2017-ATRM B†	3.159%(1 Mo. LIBOR + 1.50%)	#	12/15/2036	842	842,433
Atrium Hotel Portfolio Trust 2018-ATRM A†	2.609%(1 Mo. LIBOR + .95%)	#	6/15/2035	1,258	1,258,314
Atrium Hotel Portfolio Trust 2018-ATRM B†	3.089%(1 Mo. LIBOR + 1.43%)	#	6/15/2035	907	907,821
Atrium Hotel Portfolio Trust 2018-ATRM C†	3.309%(1 Mo. LIBOR + 1.65%)	#	6/15/2035	288	288,354
Aventura Mall Trust 2013-AVM D†	3.743	%#(k)	12/5/2032	500	502,815
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	1,500	1,538,415
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	2.509%(1 Mo. LIBOR + .85%)	#	1/15/2033	484	484,571
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	2,574	2,576,142
BB-UBS Trust 2012-TFT B†	3.468	%#(k)	6/5/2030	2,149	2,145,758
BB-UBS Trust 2012-TFT C†	3.468	%#(k)	6/5/2030	3,000	2,991,737

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

BBCMS Mortgage Trust 2018-TALL A†	2.381%(1 Mo. LIBOR + .72%)	#	3/15/2037	$5,850	$5,849,331
BBCMS Mortgage Trust 2018-TALL E†	4.096%(1 Mo. LIBOR + 2.44%)	#	3/15/2037	2,468	2,476,436
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	260	261,475
BBCMS Trust 2015-STP XB IO†	0.205	%#(k)	9/10/2028	88,000	58,080
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	335	342,652
BBCMS Trust 2015-VFM X IO†	0.407	%#(k)	3/12/2036	92,472	1,501,747
BBCMS Trust 2018-BXH A†	2.659%(1 Mo. LIBOR + 1.00%)	#	10/15/2037	1,492	1,489,015
BDS 2018-FL1 A†	2.508%(1 Mo. LIBOR + .85%)	#	1/15/2035	398	398,999
Benchmark Mortgage Trust 2019-B12 TCA†	3.44	%#(k)	8/15/2052	2,708	2,841,965
Benchmark Mortgage Trust 2019-B12 TCB†	3.44	%#(k)	8/15/2052	2,998	3,083,803
BWAY Mortgage Trust 2013-1515 XB IO†	0.403	%#(k)	3/10/2033	47,800	973,786
BX Commercial Mortgage Trust 2018-BIOA A†	2.33%(1 Mo. LIBOR + .67%)	#	3/15/2037	4,024	4,026,995
BX Commercial Mortgage Trust 2019-XL A†	2.579%(1 Mo. LIBOR + .92%)	#	10/15/2036	9,554	9,608,050
BX Trust 2017-APPL D†	3.709%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	38	37,781
BX Trust 2017-APPL E†	4.809%(1 Mo. LIBOR + 3.15%)	#	7/15/2034	928	932,452
BX Trust 2017-SLCT D†	3.709%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	1,357	1,360,393
BX Trust 2017-SLCT E†	4.809%(1 Mo. LIBOR + 3.15%)	#	7/15/2034	1,190	1,196,446
BX Trust 2018-BILT A†	2.459%(1 Mo. LIBOR + .80%)	#	5/15/2030	857	855,770
BX Trust 2018-BILT D†	3.429%(1 Mo. LIBOR + 1.77%)	#	5/15/2030	357	356,871
BX Trust 2018-GW A†	2.459%(1 Mo. LIBOR + .80%)	#	5/15/2035	667	666,413
BX Trust 2018-GW D†	3.429%(1 Mo. LIBOR + 1.77%)	#	5/15/2035	487	486,824
CCRESG Commercial Mortgage Trust 2016-HEAT B IO	0.733	%#(k)	12/10/2054	3,669	158,676
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.741	%#(k)	12/15/2047	204	213,555
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.704	%#(k)	5/10/2058	1,001	83,804
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.144	%#(k)	11/10/2049	2,758	173,317
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	3,500	3,736,993
CGRBS Commercial Mortgage Trust 2013-VN05 A†	3.369%		3/13/2035	1,000	1,050,129

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Cherrywood SB Commercial Mortgage Loan Trust 2016-1A AFX†	3.73%		3/25/2049	$51	$50,975
CHT Mortgage Trust 2017-CSMO B†	3.059%(1 Mo. LIBOR + 1.40%)	#	11/15/2036	500	500,834
CHT Mortgage Trust 2017-CSMO D†	3.909%(1 Mo. LIBOR + 2.25%)	#	11/15/2036	300	300,870
Citigroup Commercial Mortgage Trust 2013-375P A IO	0.372	%#(k)	6/10/2048	5,870	105,040
Citigroup Commercial Mortgage Trust 2013-375P C†	3.518	%#(k)	5/10/2035	4,150	4,320,741
Citigroup Commercial Mortgage Trust 2013-GC15 A4	4.371	%#(k)	9/10/2046	2,000	2,181,817
Citigroup Commercial Mortgage Trust 2014-GC19 A3	3.753%		3/10/2047	308	331,331
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.216	%#(k)	7/10/2047	3,452	34,488
Citigroup Mortgage Loan Trust 2013-2 5A1†	1.801	%#(k)	7/25/2036	90	89,622
CityLine Commercial Mortgage Trust 2016-CLNE A†	2.778	%#(k)	11/10/2031	1,525	1,586,514
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.972	%#(k)	7/10/2046	100	101,941
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	617	638,225
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.697	%#(k)	10/15/2045	4,362	149,613
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	444	445,052
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	1,080	1,110,494
Commercial Mortgage Pass-Through Certificates 2013-CR7 A4	3.213%		3/10/2046	916	959,709
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.199	%#(k)	3/10/2046	4,790	155,254
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.421	%#(k)	6/10/2046	13,694	156,470
Commercial Mortgage Pass-Through Certificates 2013-CR9 A4	4.221	%#(k)	7/10/2045	1,138	1,237,531
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	100	100,701
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	350	352,391
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	965	1,032,301
Commercial Mortgage Pass-Through Certificates 2014-CR18 A5	3.828%		7/15/2047	1,457	1,589,329
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4	3.532%		8/10/2047	641	686,465
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.008	%#(k)	8/10/2047	2,544	93,427

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2014-FL5 B†	3.063%(1 Mo. LIBOR + 2.15%)	#	10/15/2031	$37	$36,797
Commercial Mortgage Pass-Through Certificates 2014-LC15 A3	3.727%		4/10/2047	1,991	2,147,207
Commercial Mortgage Pass-Through Certificates 2014-LC15 A4	4.006%		4/10/2047	410	447,308
Commercial Mortgage Pass-Through Certificates 2016-COR1 A2	2.499%		10/10/2049	227	229,770
Commercial Mortgage Pass-Through Certificates 2016-GCT C IO	1.406	%#(k)	8/10/2049	943	66,977
Commercial Mortgage Pass-Through Certificates 2016-GCT E†	3.461	%#(k)	8/10/2029	3,000	3,020,012
Commercial Mortgage Pass-Through Certificates 2016-GCT XA IO†	0.784%		8/10/2029	101,318	842,459
Commercial Mortgage Trust 2006-GG7 AM	5.725	%#(k)	7/10/2038	382	384,776
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A IO†	0.552	%#(k)	9/15/2037	40,000	1,039,904
Credit Suisse Mortgage Capital Certificates 2016-NXSR XB IO	0.109	%#(k)	12/15/2049	20,135	312,346
Credit Suisse Mortgage Capital Certificates 2017-HD A†	2.609%(1 Mo. LIBOR + .95%)	#	2/15/2031	831	830,962
Credit Suisse Mortgage Capital Certificates 2017-HD B†	3.009%(1 Mo. LIBOR + 1.35%)	#	2/15/2031	349	348,764
Credit Suisse Mortgage Capital Certificates 2017-HD D†	4.159%(1 Mo. LIBOR + 2.50%)	#	2/15/2031	353	352,345
Credit Suisse Mortgage Capital Certificates 2017-HD E†	5.309%(1 Mo. LIBOR + 3.65%)	#	2/15/2031	513	512,240
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	3,465	3,492,055
Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	350	353,295
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	250	251,063
Credit Suisse Mortgage Capital Certificates 2017-LSTK D†	3.331	%#(k)	4/5/2033	275	276,177
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.196	%#(k)	7/10/2034	200	206,093
Credit Suisse Mortgage Capital Certificates 2017-MOON C†	3.196	%#(k)	7/10/2034	2,388	2,445,288
Credit Suisse Mortgage Capital Certificates 2017-MOON D†	3.196	%#(k)	7/10/2034	150	153,082
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	2.609%(1 Mo. LIBOR + .95%)	#	12/15/2030	502	502,005
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP C†	3.259%(1 Mo. LIBOR + 1.60%)	#	12/15/2030	400	400,163
CSAIL Commercial Mortgage Trust 2015-C2 XB IO†	Zero Coupon	#(k)	6/15/2057	82,732	217,585
CSAIL Commercial Mortgage Trust 2015-C4 A2 IO	1.483	%#(k)	8/10/2049	9,702	771,437
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	0.963	%#(k)	11/15/2049	4,418	224,091

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

CSMC Trust 2020-AFC1 A1†	2.24	%#(k)	2/25/2050	$1,269	$1,283,782
DBGS Mortgage Trust 2018-BIOD A†	2.462%(1 Mo. LIBOR + .80%)	#	5/15/2035	1,561	1,561,928
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	88	88,346
DBUBS Mortgage Trust 2011-LC2A B†	4.998	%#(k)	7/10/2044	175	180,643
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	363	372,288
DBWF Mortgage Trust 2015-LCM XA IO†	0.423	%#(k)	6/10/2034	725	10,583
DBWF Mortgage Trust 2016-85T XA IO†	0.014	%#(k)	12/10/2036	61,529	210,429
DBWF Mortgage Trust 2018-AMXP A†	3.747	%#(k)	5/5/2035	6,000	6,243,344
DBWF Mortgage Trust 2018-AMXP B†	3.996	%#(k)	5/5/2035	1,500	1,583,872
DBWF Mortgage Trust 2018-AMXP C†	3.83	%#(k)	5/5/2035	1,000	1,035,475
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339	%#(k)	1/25/2060	808	812,812
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	761	807,485
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	335	356,190
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	593	593,397
GS Mortgage Securities Corp Trust 2017-SLP A†	3.419%		10/10/2032	1,300	1,352,586
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	2,000	2,064,086
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	1,300	1,342,443
GS Mortgage Securities Corp. Trust 2012-ALOH A†	3.551%		4/10/2034	1,785	1,845,696
GS Mortgage Securities Corp. Trust 2012-ALOH C†	4.13	%#(k)	4/10/2034	115	119,382
GS Mortgage Securities Corp. Trust 2016-RENT C†	4.067	%#(k)	2/10/2029	252	255,315
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	1,159	1,172,466
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	1,060	1,070,018
GS Mortgage Securities Corp. Trust 2017-STAY A†	2.509%(1 Mo. LIBOR + .85%)	#	7/15/2032	888	887,977
GS Mortgage Securities Corp. Trust 2017-STAY B†	2.759%(1 Mo. LIBOR + 1.10%)	#	7/15/2032	313	313,649
GS Mortgage Securities Corp. Trust 2017-STAY C†	3.009%(1 Mo. LIBOR + 1.35%)	#	7/15/2032	225	225,209
GS Mortgage Securities Corp. Trust 2017-STAY D†	3.609%(1 Mo. LIBOR + 1.95%)	#	7/15/2032	531	530,765
GS Mortgage Securities Corp. Trust 2018-RIVR A†	2.609%(1 Mo. LIBOR + .95%)	#	7/15/2035	1,684	1,688,482
GS Mortgage Securities Corp. Trust 2019-70P A†	2.659%(1 Mo. LIBOR + 1.00%)	#	10/15/2036	2,982	2,993,062
GS Mortgage Securities Corp. Trust 2019-70P B†	2.979%(1 Mo. LIBOR + 1.32%)	#	10/15/2036	657	657,452
GS Mortgage Securities Trust 2010-C2 A1†	3.849%		12/10/2043	22	21,644
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	259	274,442
GS Mortgage Securities Trust 2012-GCJ9 XA IO	1.944	%#(k)	11/10/2045	1,390	61,388
GS Mortgage Securities Trust 2013 GC12 B	3.777	%#(k)	6/10/2046	1,000	1,048,511

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Trust 2013-G1 A2†	3.557	%#(k)	4/10/2031	$2,584	$2,677,772
GS Mortgage Securities Trust 2013-GC12 XA IO	1.418	%#(k)	6/10/2046	18,733	709,756
GS Mortgage Securities Trust 2015-GS1 XA IO	0.781	%#(k)	11/10/2048	1,059	42,106
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	317	319,559	(a)
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	553	561,697	(a)
Hilton Orlando Trust 2018-ORL A†	2.429%(1 Mo. LIBOR + .77%)	#	12/15/2034	1,462	1,463,099
Hilton Orlando Trust 2018-ORL D†	3.359%(1 Mo. LIBOR + 1.70%)	#	12/15/2034	664	664,552
HMH Trust 2017-NSS A†	3.062%		7/5/2031	974	998,795
HMH Trust 2017-NSS B†	3.343%		7/5/2031	629	648,492
HMH Trust 2017-NSS C†	3.787%		7/5/2031	469	480,336
HMH Trust 2017-NSS D†	4.723%		7/5/2031	618	637,896
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	2,366	2,441,796
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	1,200	1,225,414
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159	%#(k)	8/5/2034	559	545,547
Hudsons Bay Simon JV Trust 2015-HBFL CFL†	4.535%(1 Mo. LIBOR + 2.80%)	#	8/5/2034	1,961	1,960,824
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	868	872,157
Irvine Core Office Trust 2013-IRV A2†	3.173	%#(k)	5/15/2048	732	765,665
JPMorgan Chase Commercial Mortgage Securities Corp. 2018 AON XA IO†	0.485	%#(k)	7/5/2031	129,394	2,190,679
JPMorgan Chase Commercial Mortgage Securities Corp. 2018 AON XB IO†	0.154	%#(k)	7/5/2031	50,413	337,833
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819	%#(k)	5/15/2045	253	266,977
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C8 A3	2.829%		10/15/2045	878	905,431
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	5,904	6,118,004
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN B†	4.342	%#(k)	5/5/2030	1,254	1,307,142
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	0.976	%#(k)	12/15/2047	8,291	199,770
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.486	%#(k)	7/15/2045	4,726	60,444
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C14 A4	4.133	%#(k)	8/15/2046	2,000	2,164,371
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.257	%#(k)	4/15/2046	1,332	44,732
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A5	4.079%		2/15/2047	3,000	3,275,245

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	$4	$4,419
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	0.75	%#(k)	4/15/2047	1,783	36,666
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.284	%#(k)	4/15/2047	1,000	13,815
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	0.921	%#(k)	11/15/2047	2,612	72,849
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	5,000	5,050,070
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376	%#(k)	6/10/2027	2,906	87
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034	%#(k)	6/10/2027	1,292	13
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2 IO	0.731	%#(k)	12/15/2049	4,002	124,818
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.742	%#(k)	5/15/2048	2,323	57,244
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES D†	3.621	%#(k)	9/5/2032	2,025	2,029,300
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	357	363,223
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C IO†	0.657	%#(k)	10/5/2031	1,432	11,112
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.009	%#(k)	10/5/2031	731	748,868
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D IO	1.07	%#(k)	9/15/2050	8,312	497,775
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.009	%#(k)	10/5/2031	138	140,236

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.211	%#(k)	10/5/2031	$2,367	$32,333
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	608	626,645
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.036	%#(k)	6/5/2032	452	465,458
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK X IO†	0.527	%#(k)	6/5/2032	32,692	374,091
JPMorgan Chase Commercial Mortgage Securities Trust 2018 WPT XBFX IO†	0.376	%#(k)	7/5/2033	95,152	1,296,922
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	2.659%(1 Mo. LIBOR + 1.00%)	#	6/15/2032	724	723,972
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	2.959%(1 Mo. LIBOR + 1.30%)	#	6/15/2032	1,075	1,075,977
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	3.259%(1 Mo. LIBOR + 1.60%)	#	6/15/2032	866	867,022
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ E†	4.659%(1 Mo. LIBOR + 3.00%)	#	6/15/2035	137	137,403
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	2.859%(1 Mo. LIBOR + 1.20%)	#	4/15/2031	658	659,294
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	3.559%(1 Mo. LIBOR + 1.90%)	#	4/15/2031	449	450,005
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	3.959%(1 Mo. LIBOR + 2.30%)	#	4/15/2031	332	333,011
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC D†	4.779%(1 Mo. LIBOR + 3.12%)	#	4/15/2031	174	174,652
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	2.618%(1 Mo. LIBOR + .95%)	#	7/5/2033	931	931,756
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	839	909,841
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	3.318%(1 Mo. LIBOR + 1.65%)	#	7/5/2033	323	323,495
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFL†	3.918%(1 Mo. LIBOR + 2.25%)	#	7/5/2033	323	323,711
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFX†	5.35%		7/5/2033	1,281	1,393,639
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON XA IO†	1.842	%#(k)	3/10/2049	1,416	81,980
LSTAR Commercial Mortgage Trust 2016-4 XB IO†	0.604	%#(k)	3/10/2049	19,753	717,429

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	$790	$800,608
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	2,100	2,252,428
Madison Avenue Trust 2013-650M B†	4.034	%#(k)	10/12/2032	1,423	1,431,728
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	2,090	2,141,696
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2 IO	0.598	%#(k)	7/15/2050	6,007	154,333
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A4	4.153	%#(k)	8/15/2046	1,736	1,883,395
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	500	517,944
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4 IO	1.406	%#(k)	11/15/2049	4,790	327,337
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 B	3.559	%#(k)	12/15/2048	1,000	1,037,212
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	500	503,451
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	Zero Coupon	#(k)	9/13/2031	188,074	1,881
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.071	%#(k)	3/15/2045	12,830	405,737
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	461	461,751
Morgan Stanley Capital I Trust 2014-CPT A†	3.35%		7/13/2029	200	204,449
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.089	%#(k)	7/13/2029	60,000	103,200
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	100	102,546
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.614	%#(k)	8/15/2049	4,369	322,173
Motel 6 Trust 2017-MTL6 F†	5.909%(1 Mo. LIBOR + 4.25%)	#	8/15/2034	982	990,916
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	379	384,894
MSCG Trust 2016-SNR A†	3.348	%#(k)	11/15/2034	106	107,368
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	512	521,627
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	329	337,983
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464	%#(k)	1/26/2060	541	546,003
PFP Ltd. 2019-6 A†	2.70%(1 Mo. LIBOR + 1.05%)	#	4/14/2037	1,316	1,316,688
RBS Commercial Funding, Inc. Trust 2013-GSP A†	3.834	%#(k)	1/15/2032	592	636,644
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	1,435	1,482,820
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	1,031	1,050,463
Residential Mortgage Loan Trust 2020-1 A1†	2.376	%#(k)	2/25/2024	348	351,788

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

RETL 2019-RVP C†	3.759%(1 Mo. LIBOR + 2.10%)	#	3/15/2036	$550	$551,904
Shelter Growth CRE Issuer Ltd. 2018-FL1 A†	2.658%(1 Mo. LIBOR + 1.00%)	#	1/15/2035	95	95,655
SLIDE 2018-FUN A†	2.559%(1 Mo. LIBOR + .90%)	#	6/15/2031	1,456	1,457,994
SLIDE 2018-FUN B†	2.909%(1 Mo. LIBOR + 1.25%)	#	6/15/2031	322	322,424
SLIDE 2018-FUN C†	3.209%(1 Mo. LIBOR + 1.55%)	#	6/15/2031	262	261,878
SLIDE 2018-FUN D†	3.509%(1 Mo. LIBOR + 1.85%)	#	6/15/2031	423	424,172
SLIDE 2018-FUN XCP IO†	0.976	%#(k)	12/15/2020	34,641	267,262	(a)
Starwood Mortgage Residential Trust 2020-1 A1†	2.275	%#(k)	2/25/2050	802	809,346
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	51	53,223
UBS-BAMLL Trust 2012-WRM A†	3.663%		6/10/2030	1,250	1,296,021
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	625	650,446
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4	3.091%		8/10/2049	971	1,003,389
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4 IO†	0.95	%#(k)	3/10/2046	9,075	208,064
UBS-Barclays Commercial Mortgage Trust 2012-C4 A4	2.792%		12/10/2045	1,208	1,235,626
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	1,000	1,033,148
UBS-Barclays Commercial Mortgage Trust 2013 C6 A4	3.244%		4/10/2046	2,300	2,408,580
UBS-Barclays Commercial Mortgage Trust 2013-C5 AS†	3.347%		3/10/2046	4,200	4,379,290
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649	%#(k)	3/10/2046	635	661,818
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.118	%#(k)	4/10/2046	17,211	487,783
Verus Securitization Trust 2020-1 A1†	2.417	%#(k)	1/25/2060	924	934,107
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	9,000	9,337,441
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	35	34,893
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.632	%#(k)	11/15/2043	520	528,377
Wells Fargo Commercial Mortgage Trust 2010-C1 C IO	0.017	%#(k)	6/15/2048	58,000	145,336
Wells Fargo Commercial Mortgage Trust 2013-LC12 A4	4.218	%#(k)	7/15/2046	2,498	2,700,725
Wells Fargo Commercial Mortgage Trust 2014 LC16 A4	3.548%		8/15/2050	1,170	1,252,662
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.639	%#(k)	6/15/2048	3,663	107,287
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A IO	1.76	%#(k)	8/15/2049	1,710	158,855
Wells Fargo Commercial Mortgage Trust 2016-LC24 XB IO	1.012	%#(k)	10/15/2049	7,057	431,097
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	675	728,859
Wells Fargo Commercial Mortgage Trust 2018-C47 A2	4.361%		9/15/2061	878	962,512
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	679	706,270
West Town Mall Trust 2017-KNOX B IO†	0.376	%#(k)	7/5/2030	34,932	273,959

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

West Town Mall Trust 2017-KNOX C†	4.346	%#(k)	7/5/2030	$500	$517,283
West Town Mall Trust 2017-KNOX D†	4.346	%#(k)	7/5/2030	625	642,315
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869	%#(k)	2/15/2044	129	131,037
WF-RBS Commercial Mortgage Trust 2011-C2 A4 IO†	1.339	%#(k)	6/15/2045	10,352	231,998
WF-RBS Commercial Mortgage Trust 2012-C10 A3	2.875%		12/15/2045	275	284,165
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	790	819,683
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.748	%#(k)	6/15/2045	300	315,778
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	176	181,713
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	1,166	1,218,154
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.194	%#(k)	5/15/2045	9,568	305,752
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	0.961	%#(k)	5/15/2047	5,382	174,961
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.572	%#(k)	5/15/2047	1,368	33,210
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.641	%#(k)	8/15/2047	15,000	423,084
Total Non-Agency Commercial Mortgage-Backed Securities (cost $243,056,226)					247,426,515

	Dividend Rate			Shares (000)
PREFERRED STOCK 0.00%

Oil

Templar Energy LLC (cost $140,791)	Zero Coupon			16	—	(c)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATION 0.50%

U.S. Treasury Note (cost $4,740,087)	1.125%	2/28/2022	$4,749	$4,771,261
Total Long-Term Investments (cost $942,248,680)				954,517,650

SHORT-TERM INVESTMENT 1.03%

REPURCHASE AGREEMENT

Repurchase Agreement dated 2/28/2020, 0.85% due 3/2/2020 with Fixed Income Clearing Corp. collateralized by $9,845,000 of U.S. Treasury Note at 2.625% due 6/15/2021; value: $10,075,068; proceeds: $9,876,114 (cost $9,875,415)			9,875	9,875,415

Total Investments in Securities 101.00% (cost $952,124,095)				964,393,065
Liabilities in Excess of Cash, Foreign Cash and Other Assets(l) (1.00%)				(9,510,633)
Net Assets 100.00%				$954,882,432

CAD	Canadian dollar.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
Units	More than one class of securities traded together.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 29, 2020, the total value of Rule 144A securities was $540,339,560, which represents 56.59% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2020.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(d)	Foreign security traded in U.S. dollars.
(e)	Securities purchased on a when-issued basis.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted (non-income producing security).
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 29, 2020.
(i)	Interest rate to be determined.
(j)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

(k)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(l)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at February 29, 2020:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Credit Suisse	2.0075%	CPI Urban Consumer NSA	4/28/2020	$30,000,000	$30,038,169	$38,169
Credit Suisse	CPI Urban Consumer NSA	1.405%	10/9/2021	25,000,000	25,006,724	6,724
Credit Suisse	CPI Urban Consumer NSA	1.628%	8/21/2024	10,000,000	10,069,396	69,396
Credit Suisse	CPI Urban Consumer NSA	1.685%	8/7/2024	15,000,000	15,155,645	155,645
Credit Suisse	CPI Urban Consumer NSA	1.689%	8/8/2024	20,000,000	20,210,969	210,969
Credit Suisse	CPI Urban Consumer NSA	1.730%	10/9/2029	5,000,000	5,033,787	33,787
Credit Suisse	CPI Urban Consumer NSA	1.755%	9/6/2029	15,000,000	15,136,977	136,977
Credit Suisse	CPI Urban Consumer NSA	1.790%	4/27/2024	30,000,000	30,025,625	25,625
Credit Suisse	CPI Urban Consumer NSA	1.817%	1/4/2026	25,000,000	25,517,252	517,252
Credit Suisse	CPI Urban Consumer NSA	1.828%	6/28/2025	15,000,000	15,294,430	294,430
Credit Suisse	CPI Urban Consumer NSA	1.835%	8/2/2024	20,000,000	20,368,264	368,264
Credit Suisse	CPI Urban Consumer NSA	1.8425%	1/4/2026	10,000,000	10,225,936	225,936
Credit Suisse	CPI Urban Consumer NSA	1.847%	1/3/2026	25,000,000	25,576,121	576,121
Credit Suisse	CPI Urban Consumer NSA	1.847%	9/24/2029	10,000,000	10,195,469	195,469
Credit Suisse	CPI Urban Consumer NSA	1.8475%	1/7/2026	10,000,000	10,227,202	227,202
Credit Suisse	CPI Urban Consumer NSA	1.857%	8/2/2024	10,000,000	10,195,597	195,597
Credit Suisse	CPI Urban Consumer NSA	1.8755%	12/28/2025	15,000,000	15,376,308	376,308
Credit Suisse	CPI Urban Consumer NSA	1.8913%	12/27/2025	15,000,000	15,393,094	393,094
Credit Suisse	CPI Urban Consumer NSA	1.8975%	4/3/2021	20,000,000	20,084,126	84,126

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Credit Suisse	CPI Urban Consumer NSA	1.8975%	12/27/2025	$15,000,000	$15,400,120	$400,120
Credit Suisse	CPI Urban Consumer NSA	1.918%	12/19/2024	20,000,000	20,501,975	501,975
Credit Suisse	CPI Urban Consumer NSA	1.924%	4/10/2022	10,000,000	10,102,592	102,592
Credit Suisse	CPI Urban Consumer NSA	1.933%	4/1/2026	10,000,000	10,242,302	242,302
Credit Suisse	CPI Urban Consumer NSA	1.9351%	6/9/2022	10,000,000	10,102,008	102,008
Credit Suisse	CPI Urban Consumer NSA	1.936%	12/19/2024	20,000,000	20,524,919	524,919
Credit Suisse	CPI Urban Consumer NSA	1.941%	11/27/2034	10,000,000	10,327,318	327,318
Credit Suisse	CPI Urban Consumer NSA	1.9425%	12/11/2031	10,000,000	10,287,645	287,645
Credit Suisse	CPI Urban Consumer NSA	1.9435%	12/12/2031	5,000,000	5,144,917	144,917
Credit Suisse	CPI Urban Consumer NSA	1.950%	2/13/2026	10,000,000	10,277,013	277,013
Credit Suisse	CPI Urban Consumer NSA	1.9525%	12/21/2025	15,000,000	15,455,469	455,469
Credit Suisse	CPI Urban Consumer NSA	1.953%	12/9/2034	5,000,000	5,176,455	176,455
Credit Suisse	CPI Urban Consumer NSA	1.954%	2/1/2026	10,000,000	10,290,935	290,935
Credit Suisse	CPI Urban Consumer NSA	1.9575%	12/13/2031	20,000,000	20,618,819	618,819
Credit Suisse	CPI Urban Consumer NSA	1.970%	12/10/2034	10,000,000	10,382,621	382,621
Credit Suisse	CPI Urban Consumer NSA	1.9725%	12/14/2024	15,000,000	15,423,474	423,474
Credit Suisse	CPI Urban Consumer NSA	1.978%	6/17/2039	5,000,000	5,265,683	265,683
Credit Suisse	CPI Urban Consumer NSA	1.9788%	12/30/2034	5,000,000	5,207,389	207,389
Credit Suisse	CPI Urban Consumer NSA	1.996%	1/21/2040	10,000,000	10,833,917	833,917
Credit Suisse	CPI Urban Consumer NSA	1.9975%	12/13/2024	20,000,000	20,594,536	594,536
Credit Suisse	CPI Urban Consumer NSA	2.010%	1/16/2040	15,000,000	15,936,632	936,632
Credit Suisse	CPI Urban Consumer NSA	2.020%	1/10/2029	20,000,000	20,831,285	831,285

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Credit Suisse	CPI Urban Consumer NSA	2.026%	11/20/2020	$30,000,000	$30,247,354	$247,354
Credit Suisse	CPI Urban Consumer NSA	2.028%	1/15/2029	5,000,000	5,210,522	210,522
Credit Suisse	CPI Urban Consumer NSA	2.032%	11/30/2023	30,000,000	30,802,527	802,527
Credit Suisse	CPI Urban Consumer NSA	2.033%	1/11/2029	20,000,000	20,858,615	858,615
Credit Suisse	CPI Urban Consumer NSA	2.0363%	11/21/2022	10,000,000	10,183,043	183,043
Credit Suisse	CPI Urban Consumer NSA	2.050%	12/11/2024	30,000,000	30,988,213	988,213
Credit Suisse	CPI Urban Consumer NSA	2.055%	11/6/2020	40,000,000	40,338,357	338,357
Credit Suisse	CPI Urban Consumer NSA	2.065%	11/8/2020	40,000,000	40,348,085	348,085
Credit Suisse	CPI Urban Consumer NSA	2.090%	11/2/2020	30,000,000	30,271,849	271,849
Credit Suisse	CPI Urban Consumer NSA	2.092%	12/6/2024	15,000,000	15,528,975	528,975
Credit Suisse	CPI Urban Consumer NSA	2.210%	10/17/2020	30,000,000	30,340,905	340,905
Credit Suisse	CPI Urban Consumer NSA	2.250%	3/21/2024	10,000,000	10,424,610	424,610
Credit Suisse	CPI Urban Consumer NSA	2.275%	4/18/2024	50,000,000	52,288,506	2,288,506
Credit Suisse	CPI Urban Consumer NSA	2.2775%	2/16/2028	15,000,000	16,006,930	1,006,930
Unrealized Appreciation on CPI Centrally Cleared Swaps						$21,897,606

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at February 29, 2020:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	1.570%	CPI Urban Consumer NSA	1/10/2021	$100,000,000	$99,879,680	$(120,320)
Credit Suisse	1.615%	CPI Urban Consumer NSA	1/11/2021	140,000,000	139,720,036	(279,964)
Credit Suisse	1.615%	CPI Urban Consumer NSA	9/23/2022	30,000,000	29,818,602	(181,398)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	1.675%	CPI Urban Consumer NSA	1/13/2022	$20,000,000	$19,836,783	$(163,217)
Credit Suisse	1.700%	CPI Urban Consumer NSA	2/4/2021	40,000,000	39,903,303	(96,697)
Credit Suisse	1.7315%	CPI Urban Consumer NSA	8/24/2026	10,000,000	9,980,220	(19,780)
Credit Suisse	1.748%	CPI Urban Consumer NSA	11/8/2024	15,000,000	14,809,687	(190,313)
Credit Suisse	1.756%	CPI Urban Consumer NSA	11/15/2024	10,000,000	9,869,506	(130,494)
Credit Suisse	1.770%	CPI Urban Consumer NSA	9/23/2027	25,000,000	24,619,064	(380,936)
Credit Suisse	1.7925%	CPI Urban Consumer NSA	7/18/2026	35,000,000	34,785,972	(214,028)
Credit Suisse	1.844%	CPI Urban Consumer NSA	3/4/2021	30,000,000	29,880,442	(119,558)
Credit Suisse	1.8725%	CPI Urban Consumer NSA	12/23/2026	25,000,000	24,404,561	(595,439)
Credit Suisse	1.876%	CPI Urban Consumer NSA	10/24/2039	5,000,000	4,856,408	(143,592)
Credit Suisse	1.9175%	CPI Urban Consumer NSA	6/14/2029	10,000,000	9,725,773	(274,227)
Credit Suisse	1.9588%	CPI Urban Consumer NSA	1/7/2029	5,000,000	4,835,409	(164,591)
Credit Suisse	2.008%	CPI Urban Consumer NSA	1/13/2035	5,000,000	4,764,573	(235,427)
Credit Suisse	2.009%	CPI Urban Consumer NSA	12/23/2039	5,000,000	4,694,961	(305,039)
Credit Suisse	2.030%	CPI Urban Consumer NSA	5/3/2022	15,000,000	14,726,904	(273,096)
Credit Suisse	2.035%	CPI Urban Consumer NSA	5/2/2021	10,000,000	9,881,698	(118,302)
Credit Suisse	2.065%	CPI Urban Consumer NSA	1/9/2039	5,000,000	4,621,724	(378,276)
Credit Suisse	2.075%	CPI Urban Consumer NSA	1/8/2021	20,000,000	19,841,658	(158,342)
Credit Suisse	2.107%	CPI Urban Consumer NSA	2/21/2031	5,000,000	4,746,837	(253,163)
Credit Suisse	2.110%	CPI Urban Consumer NSA	2/19/2031	5,000,000	4,743,772	(256,228)
Credit Suisse	2.119%	CPI Urban Consumer NSA	4/12/2022	25,000,000	24,419,732	(580,268)
Credit Suisse	2.119%	CPI Urban Consumer NSA	2/11/2031	15,000,000	14,200,678	(799,322)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	2.1275%	CPI Urban Consumer NSA	11/14/2024	$60,000,000	$57,881,152	$(2,118,848)
Credit Suisse	2.140%	CPI Urban Consumer NSA	7/20/2029	5,000,000	4,737,585	(262,415)
Credit Suisse	2.1438%	CPI Urban Consumer NSA	12/14/2026	10,000,000	9,529,084	(470,916)
Credit Suisse	2.158%	CPI Urban Consumer NSA	3/25/2029	5,000,000	4,742,297	(257,703)
Credit Suisse	2.207%	CPI Urban Consumer NSA	1/8/2027	10,000,000	9,465,429	(534,571)
Credit Suisse	2.269%	CPI Urban Consumer NSA	10/30/2030	10,000,000	9,241,958	(758,042)
Credit Suisse	2.285%	CPI Urban Consumer NSA	5/31/2028	10,000,000	9,302,489	(697,511)
Credit Suisse	2.310%	CPI Urban Consumer NSA	6/1/2028	10,000,000	9,274,523	(725,477)
Credit Suisse	2.335%	CPI Urban Consumer NSA	11/17/2036	8,000,000	6,936,159	(1,063,841)
Credit Suisse	2.335%	CPI Urban Consumer NSA	11/21/2036	10,000,000	8,668,262	(1,331,738)
Credit Suisse	2.339%	CPI Urban Consumer NSA	3/14/2029	10,000,000	9,145,739	(854,261)
Credit Suisse	2.340%	CPI Urban Consumer NSA	3/23/2032	5,000,000	4,491,046	(508,954)
Credit Suisse	2.341%	CPI Urban Consumer NSA	8/27/2028	10,000,000	9,214,320	(785,680)
Credit Suisse	2.3425%	CPI Urban Consumer NSA	9/11/2028	10,000,000	9,215,838	(784,162)
Credit Suisse	2.344%	CPI Urban Consumer NSA	3/15/2029	5,000,000	4,568,872	(431,128)
Credit Suisse	2.345%	CPI Urban Consumer NSA	8/14/2028	10,000,000	9,209,627	(790,373)
Credit Suisse	2.3525%	CPI Urban Consumer NSA	6/6/2028	10,000,000	9,225,502	(774,498)
Credit Suisse	2.354%	CPI Urban Consumer NSA	3/6/2032	5,000,000	4,487,766	(512,234)
Credit Suisse	2.355%	CPI Urban Consumer NSA	3/8/2032	10,000,000	8,969,304	(1,030,696)
Credit Suisse	2.358%	CPI Urban Consumer NSA	7/25/2028	10,000,000	9,198,727	(801,273)
Credit Suisse	2.3625%	CPI Urban Consumer NSA	3/21/2032	5,000,000	4,471,774	(528,226)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	2.3625%	CPI Urban Consumer NSA	1/23/2033	$5,000,000	$4,475,906	$(524,094)
Credit Suisse	2.3625%	CPI Urban Consumer NSA	1/25/2033	5,000,000	4,475,665	(524,335)
Credit Suisse	2.365%	CPI Urban Consumer NSA	1/30/2038	10,000,000	8,543,711	(1,456,289)
Credit Suisse	2.370%	CPI Urban Consumer NSA	4/18/2030	25,000,000	22,720,114	(2,279,886)
Credit Suisse	2.370%	CPI Urban Consumer NSA	2/28/2038	5,000,000	4,263,949	(736,051)
Credit Suisse	2.3745%	CPI Urban Consumer NSA	8/9/2028	10,000,000	9,175,883	(824,117)
Credit Suisse	2.379%	CPI Urban Consumer NSA	9/21/2028	15,000,000	13,765,683	(1,234,317)
Credit Suisse	2.380%	CPI Urban Consumer NSA	7/6/2028	10,000,000	9,185,630	(814,370)
Credit Suisse	2.380%	CPI Urban Consumer NSA	7/17/2028	15,000,000	13,767,817	(1,232,183)
Credit Suisse	2.383%	CPI Urban Consumer NSA	6/13/2028	40,000,000	36,754,196	(3,245,804)
Credit Suisse	2.384%	CPI Urban Consumer NSA	10/1/2028	10,000,000	9,174,914	(825,086)
Credit Suisse	2.3845%	CPI Urban Consumer NSA	8/6/2028	25,000,000	22,912,487	(2,087,513)
Credit Suisse	2.390%	CPI Urban Consumer NSA	6/14/2028	45,000,000	41,310,960	(3,689,040)
Credit Suisse	2.390%	CPI Urban Consumer NSA	8/3/2028	10,000,000	9,157,926	(842,074)
Credit Suisse	2.393%	CPI Urban Consumer NSA	5/11/2028	10,000,000	9,164,777	(835,223)
Credit Suisse	2.3938%	CPI Urban Consumer NSA	9/26/2028	10,000,000	9,161,751	(838,249)
Credit Suisse	2.3963%	CPI Urban Consumer NSA	10/9/2028	10,000,000	9,162,609	(837,391)
Credit Suisse	2.400%	CPI Urban Consumer NSA	4/26/2030	10,000,000	9,042,396	(957,604)
Credit Suisse	2.4075%	CPI Urban Consumer NSA	5/21/2028	5,000,000	4,578,134	(421,866)
Credit Suisse	2.5475%	CPI Urban Consumer NSA	4/20/2021	8,000,000	7,153,910	(846,090)
Credit Suisse	2.6725%	CPI Urban Consumer NSA	1/28/2021	15,000,000	13,424,444	(1,575,556)
Credit Suisse	2.7875%	CPI Urban Consumer NSA	6/8/2026	5,000,000	3,846,031	(1,153,969)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	CPI Urban Consumer NSA	1.445%	2/3/2021	$15,000,000	$14,682,452	$(317,548)
Credit Suisse	CPI Urban Consumer NSA	1.485%	1/14/2021	20,000,000	19,625,873	(374,127)
Credit Suisse	CPI Urban Consumer NSA	1.6675%	6/30/2026	7,000,000	6,939,166	(60,834)
Unrealized Depreciation on CPI Centrally Cleared Swaps						$(50,988,180)

Open Consumer Price Index (“CPI”) OTC Swaps at February 29, 2020:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Bank of America	1.676%	CPI Urban Consumer NSA	8/4/2026	$15,000,000	$15,084,016	$84,016
Bank of America	CPI Urban Consumer NSA	1.645%	10/1/2025	15,000,000	15,010,715	10,715
Bank of America	CPI Urban Consumer NSA	1.780%	6/23/2022	15,000,000	15,030,653	30,653
Bank of America	CPI Urban Consumer NSA	1.813%	3/31/2026	5,000,000	5,043,086	43,086
Bank of America	CPI Urban Consumer NSA	1.930%	9/7/2022	25,000,000	25,205,875	205,875
Bank of America	CPI Urban Consumer NSA	1.936%	5/22/2022	10,000,000	10,112,035	112,035
Bank of America	CPI Urban Consumer NSA	2.054%	12/5/2022	10,000,000	10,206,312	206,312
Bank of America	CPI Urban Consumer NSA	2.0688%	11/10/2022	15,000,000	15,274,250	274,250
Bank of America	CPI Urban Consumer NSA	2.140%	2/10/2022	30,000,000	30,593,624	593,624
Bank of America	CPI Urban Consumer NSA	2.194%	1/19/2022	30,000,000	30,664,106	664,106
Bank of America	CPI Urban Consumer NSA	2.195%	2/24/2022	25,000,000	25,586,944	586,944
Barclays Bank plc	CPI Urban Consumer NSA	2.150%	2/10/2023	30,000,000	30,831,651	831,651
Barclays Bank plc	CPI Urban Consumer NSA	2.193%	1/19/2022	40,000,000	40,883,319	883,319
Deutsche Bank AG	CPI Urban Consumer NSA	2.105%	7/10/2025	10,000,000	10,489,298	489,298
Goldman Sachs	1.5675%	CPI Urban Consumer NSA	3/2/2024	8,000,000	8,118,053	118,053
Goldman Sachs	1.649%	CPI Urban Consumer NSA	3/4/2024	5,000,000	5,037,756	37,756

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Goldman Sachs	CPI Urban Consumer NSA	1.988%	5/25/2023	$10,000,000	$10,190,056	$190,056
Goldman Sachs	CPI Urban Consumer NSA	2.0625%	12/8/2024	15,000,000	15,919,292	919,292
Goldman Sachs	CPI Urban Consumer NSA	2.3125%	9/30/2024	30,000,000	32,841,459	2,841,459
J.P. Morgan	CPI Urban Consumer NSA	1.645%	8/27/2023	5,000,000	5,007,424	7,424
Unrealized Appreciation on CPI OTC Swaps						$9,129,924

Open Consumer Price Index (“CPI”) OTC Swaps at February 29, 2020:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	1.7395%	CPI Urban Consumer NSA	8/23/2026	$40,000,000	$39,890,190	$(109,810)
Bank of America	1.7465%	CPI Urban Consumer NSA	8/22/2026	20,000,000	19,931,968	(68,032)
Bank of America	1.769%	CPI Urban Consumer NSA	7/22/2026	35,000,000	34,862,651	(137,349)
Bank of America	2.080%	CPI Urban Consumer NSA	4/22/2025	10,000,000	9,562,240	(437,760)
Bank of America	2.100%	CPI Urban Consumer NSA	4/26/2025	10,000,000	9,605,178	(394,822)
Bank of America	2.100%	CPI Urban Consumer NSA	6/30/2042	5,000,000	4,519,260	(480,740)
Bank of America	2.1425%	CPI Urban Consumer NSA	11/22/2024	20,000,000	19,258,739	(741,261)
Bank of America	2.1438%	CPI Urban Consumer NSA	7/24/2029	10,000,000	9,471,976	(528,024)
Bank of America	2.1475%	CPI Urban Consumer NSA	7/31/2029	10,000,000	9,470,312	(529,688)
Bank of America	2.213%	CPI Urban Consumer NSA	10/25/2032	5,000,000	4,639,632	(360,368)
Bank of America	2.275%	CPI Urban Consumer NSA	1/6/2026	20,000,000	18,842,929	(1,157,071)
Bank of America	2.2975%	CPI Urban Consumer NSA	4/5/2029	5,000,000	4,595,330	(404,670)
Bank of America	2.3013%	CPI Urban Consumer NSA	3/28/2029	5,000,000	4,594,030	(405,970)
Bank of America	2.345%	CPI Urban Consumer NSA	2/13/2029	30,000,000	27,479,087	(2,520,913)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	2.3475%	CPI Urban Consumer NSA	3/10/2032	$5,000,000	$4,490,604	$(509,396)
Bank of America	2.360%	CPI Urban Consumer NSA	2/8/2029	10,000,000	9,139,916	(860,084)
Bank of America	2.360%	CPI Urban Consumer NSA	2/15/2029	10,000,000	9,137,459	(862,541)
Bank of America	2.3625%	CPI Urban Consumer NSA	2/1/2038	5,000,000	4,274,353	(725,647)
Bank of America	2.3663%	CPI Urban Consumer NSA	2/20/2038	5,000,000	4,268,413	(731,587)
Bank of America	2.370%	CPI Urban Consumer NSA	1/26/2029	5,000,000	4,563,885	(436,115)
Bank of America	2.370%	CPI Urban Consumer NSA	2/27/2029	10,000,000	9,118,876	(881,124)
Bank of America	2.3763%	CPI Urban Consumer NSA	2/26/2038	5,000,000	4,255,611	(744,389)
Bank of America	2.380%	CPI Urban Consumer NSA	1/13/2029	10,000,000	9,110,000	(890,000)
Bank of America	2.380%	CPI Urban Consumer NSA	1/18/2029	10,000,000	9,112,051	(887,949)
Bank of America	2.3975%	CPI Urban Consumer NSA	1/24/2029	10,000,000	9,087,802	(912,198)
Bank of America	2.3975%	CPI Urban Consumer NSA	2/12/2033	5,000,000	4,440,947	(559,053)
Bank of America	2.409%	CPI Urban Consumer NSA	2/6/2038	5,000,000	4,213,266	(786,734)
Bank of America	2.445%	CPI Urban Consumer NSA	4/24/2023	40,000,000	36,168,263	(3,831,737)
Bank of America	2.460%	CPI Urban Consumer NSA	4/23/2023	30,000,000	27,082,234	(2,917,766)
Bank of America	2.590%	CPI Urban Consumer NSA	6/26/2023	40,000,000	35,421,386	(4,578,614)
Bank of America	CPI Urban Consumer NSA	1.385%	2/9/2021	10,000,000	9,752,428	(247,572)
Bank of America	CPI Urban Consumer NSA	1.4025%	1/21/2021	10,000,000	9,767,486	(232,514)
Bank of America	CPI Urban Consumer NSA	1.4625%	1/19/2021	20,000,000	19,600,941	(399,059)
Bank of America	CPI Urban Consumer NSA	1.5125%	11/9/2020	10,000,000	9,843,926	(156,074)
Bank of America	CPI Urban Consumer NSA	1.523%	12/16/2020	20,000,000	19,668,588	(331,412)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	CPI Urban Consumer NSA	1.540%	8/20/2021	$20,000,000	$19,814,158	$(185,842)
Bank of America	CPI Urban Consumer NSA	1.580%	8/6/2020	25,000,000	24,695,889	(304,111)
Barclays Bank plc	1.874%	CPI Urban Consumer NSA	4/11/2026	10,000,000	9,858,065	(141,935)
Barclays Bank plc	1.944%	CPI Urban Consumer NSA	3/22/2041	5,000,000	4,777,315	(222,685)
Barclays Bank plc	1.960%	CPI Urban Consumer NSA	2/5/2025	10,000,000	9,577,707	(422,293)
Barclays Bank plc	2.0325%	CPI Urban Consumer NSA	11/14/2021	35,000,000	34,622,531	(377,469)
Barclays Bank plc	2.0875%	CPI Urban Consumer NSA	12/1/2024	10,000,000	9,674,408	(325,592)
Barclays Bank plc	2.1275%	CPI Urban Consumer NSA	6/22/2025	10,000,000	9,491,298	(508,702)
Barclays Bank plc	2.1575%	CPI Urban Consumer NSA	12/2/2024	10,000,000	9,611,303	(388,697)
Barclays Bank plc	2.159%	CPI Urban Consumer NSA	11/25/2024	15,000,000	14,419,579	(580,421)
Barclays Bank plc	2.205%	CPI Urban Consumer NSA	12/9/2024	15,000,000	14,348,280	(651,720)
Barclays Bank plc	2.207%	CPI Urban Consumer NSA	1/11/2025	20,000,000	19,102,676	(897,324)
Barclays Bank plc	2.2225%	CPI Urban Consumer NSA	12/30/2023	30,000,000	28,819,840	(1,180,160)
Barclays Bank plc	2.2275%	CPI Urban Consumer NSA	12/5/2024	15,000,000	14,321,420	(678,580)
Barclays Bank plc	2.354%	CPI Urban Consumer NSA	12/23/2031	10,000,000	8,993,371	(1,006,629)
Barclays Bank plc	2.3925%	CPI Urban Consumer NSA	12/13/2031	5,000,000	4,463,236	(536,764)
Barclays Bank plc	2.4095%	CPI Urban Consumer NSA	2/1/2032	10,000,000	8,890,936	(1,109,064)
Barclays Bank plc	2.529%	CPI Urban Consumer NSA	7/8/2022	30,000,000	27,136,706	(2,863,294)
Barclays Bank plc	2.7425%	CPI Urban Consumer NSA	9/14/2024	15,000,000	12,390,169	(2,609,831)
Barclays Bank plc	2.945%	CPI Urban Consumer NSA	3/5/2038	15,000,000	8,261,032	(6,738,968)
Barclays Bank plc	CPI Urban Consumer NSA	1.210%	2/11/2021	20,000,000	19,319,150	(680,850)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Barclays Bank plc	CPI Urban Consumer NSA	1.2625%	2/17/2021	$10,000,000	$9,682,429	$(317,571)
Barclays Bank plc	CPI Urban Consumer NSA	1.363%	1/26/2021	15,000,000	14,621,276	(378,724)
Barclays Bank plc	CPI Urban Consumer NSA	1.500%	7/29/2021	15,000,000	14,721,323	(278,677)
Barclays Bank plc	CPI Urban Consumer NSA	1.562%	10/22/2022	10,000,000	9,919,242	(80,758)
Credit Suisse	2.560%	CPI Urban Consumer NSA	6/27/2020	5,000,000	4,505,599	(494,401)
Credit Suisse	2.6713%	CPI Urban Consumer NSA	4/11/2022	30,000,000	26,352,337	(3,647,663)
Credit Suisse	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	5,386,091	(2,613,909)
Deutsche Bank AG	1.6975%	CPI Urban Consumer NSA	9/2/2022	10,000,000	9,955,261	(44,739)
Deutsche Bank AG	1.962%	CPI Urban Consumer NSA	5/26/2036	5,000,000	4,826,837	(173,163)
Deutsche Bank AG	2.059%	CPI Urban Consumer NSA	5/21/2025	20,000,000	19,138,890	(861,110)
Deutsche Bank AG	2.385%	CPI Urban Consumer NSA	1/24/2021	7,000,000	6,397,740	(602,260)
Deutsche Bank AG	2.4375%	CPI Urban Consumer NSA	6/7/2021	20,000,000	18,301,577	(1,698,423)
Deutsche Bank AG	2.440%	CPI Urban Consumer NSA	4/11/2020	8,000,000	7,417,167	(582,833)
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	3,935,836	(1,064,164)
Deutsche Bank AG	2.500%	CPI Urban Consumer NSA	9/4/2021	10,000,000	9,011,570	(988,430)
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	3,882,593	(1,117,407)
Deutsche Bank AG	2.5175%	CPI Urban Consumer NSA	4/17/2026	15,000,000	12,929,551	(2,070,449)
Deutsche Bank AG	2.6075%	CPI Urban Consumer NSA	6/13/2020	5,000,000	4,492,254	(507,746)
Deutsche Bank AG	2.640%	CPI Urban Consumer NSA	12/17/2020	15,000,000	13,426,577	(1,573,423)
Deutsche Bank AG	2.695%	CPI Urban Consumer NSA	10/29/2021	9,000,000	7,894,431	(1,105,569)
Deutsche Bank AG	2.710%	CPI Urban Consumer NSA	10/11/2020	15,000,000	13,453,080	(1,546,920)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	2/4/2021	15,000,000	13,308,735	(1,691,265)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	10/25/2021	$15,000,000	$13,109,809	$(1,890,191)
Deutsche Bank AG	2.745%	CPI Urban Consumer NSA	3/20/2022	30,000,000	26,169,339	(3,830,661)
Deutsche Bank AG	2.7475%	CPI Urban Consumer NSA	2/26/2022	30,000,000	26,162,701	(3,837,299)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	4,244,143	(1,755,857)
Deutsche Bank AG	2.7525%	CPI Urban Consumer NSA	8/2/2021	8,000,000	6,838,609	(1,161,391)
Deutsche Bank AG	2.779%	CPI Urban Consumer NSA	3/12/2022	25,000,000	21,716,765	(3,283,235)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	9,502,475	(5,497,525)
Deutsche Bank AG	CPI Urban Consumer NSA	1.386%	1/20/2021	10,000,000	9,760,193	(239,807)
Deutsche Bank AG	CPI Urban Consumer NSA	1.618%	8/25/2023	15,000,000	14,979,347	(20,653)
Deutsche Bank AG	CPI Urban Consumer NSA	1.650%	1/20/2026	10,000,000	9,946,310	(53,690)
Deutsche Bank AG	CPI Urban Consumer NSA	1.667%	4/20/2023	20,000,000	19,807,333	(192,667)
Deutsche Bank AG	CPI Urban Consumer NSA	1.6725%	4/20/2023	20,000,000	19,815,653	(184,347)
Deutsche Bank AG	CPI Urban Consumer NSA	1.7725%	4/27/2023	35,000,000	34,920,277	(79,723)
Deutsche Bank AG	CPI Urban Consumer NSA	1.811%	6/4/2020	20,000,000	19,904,996	(95,004)
Goldman Sachs	2.183%	CPI Urban Consumer NSA	3/20/2022	20,000,000	19,493,318	(506,682)
Goldman Sachs	2.230%	CPI Urban Consumer NSA	12/14/2024	10,000,000	9,539,763	(460,237)
Goldman Sachs	2.317%	CPI Urban Consumer NSA	3/16/2029	5,000,000	4,587,774	(412,226)
Goldman Sachs	2.350%	CPI Urban Consumer NSA	12/16/2036	10,000,000	8,617,435	(1,382,565)
Goldman Sachs	2.363%	CPI Urban Consumer NSA	6/21/2027	20,000,000	18,539,451	(1,460,549)
Goldman Sachs	2.370%	CPI Urban Consumer NSA	5/16/2028	10,000,000	9,194,722	(805,278)
Goldman Sachs	2.372%	CPI Urban Consumer NSA	5/3/2030	5,000,000	4,540,652	(459,348)
Goldman Sachs	2.3775%	CPI Urban Consumer NSA	4/17/2030	5,000,000	4,538,886	(461,114)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Goldman Sachs	2.380%	CPI Urban Consumer NSA	12/8/2031	$10,000,000	$8,952,391	$(1,047,609)
Goldman Sachs	2.387%	CPI Urban Consumer NSA	5/24/2028	5,000,000	4,590,257	(409,743)
Goldman Sachs	2.390%	CPI Urban Consumer NSA	2/7/2032	5,000,000	4,462,160	(537,840)
Goldman Sachs	2.4475%	CPI Urban Consumer NSA	4/24/2023	30,000,000	27,118,186	(2,881,814)
Goldman Sachs	2.497%	CPI Urban Consumer NSA	5/2/2021	30,000,000	27,270,351	(2,729,649)
Goldman Sachs	2.5375%	CPI Urban Consumer NSA	4/17/2021	8,000,000	7,165,632	(834,368)
Goldman Sachs	2.675%	CPI Urban Consumer NSA	12/13/2020	15,000,000	13,376,677	(1,623,323)
Goldman Sachs	2.7725%	CPI Urban Consumer NSA	4/3/2023	20,000,000	17,033,359	(2,966,641)
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	15,000,000	8,187,944	(6,812,056)
Goldman Sachs	2.980%	CPI Urban Consumer NSA	2/7/2033	10,000,000	6,420,173	(3,579,827)
J.P. Morgan	1.950%	CPI Urban Consumer NSA	10/14/2026	10,000,000	9,757,794	(242,206)
J.P. Morgan	2.074%	CPI Urban Consumer NSA	11/21/2023	35,000,000	32,974,868	(2,025,132)
J.P. Morgan	2.1525%	CPI Urban Consumer NSA	11/21/2024	25,000,000	24,052,264	(947,736)
J.P. Morgan	2.4975%	CPI Urban Consumer NSA	4/26/2020	9,000,000	8,276,223	(723,777)
J.P. Morgan	2.5275%	CPI Urban Consumer NSA	5/9/2021	10,000,000	8,949,167	(1,050,833)
J.P. Morgan	2.549%	CPI Urban Consumer NSA	7/23/2023	30,000,000	26,668,883	(3,331,117)
J.P. Morgan	2.6075%	CPI Urban Consumer NSA	6/3/2020	5,000,000	4,500,629	(499,371)
J.P. Morgan	2.680%	CPI Urban Consumer NSA	2/28/2021	20,000,000	17,925,080	(2,074,920)
J.P. Morgan	2.7175%	CPI Urban Consumer NSA	5/13/2020	12,000,000	10,720,184	(1,279,816)
J.P. Morgan	2.730%	CPI Urban Consumer NSA	9/20/2021	15,000,000	13,158,677	(1,841,323)
J.P. Morgan	2.7563%	CPI Urban Consumer NSA	3/25/2022	30,000,000	26,128,905	(3,871,095)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
J.P. Morgan	2.810%	CPI Urban Consumer NSA	3/28/2032	$7,000,000	$4,826,794	$(2,173,206)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,539,567	(460,433)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	4/5/2032	5,000,000	3,437,633	(1,562,367)
J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/15/2026	5,000,000	3,651,957	(1,348,043)
J.P. Morgan	CPI Urban Consumer NSA	1.5625%	1/11/2021	10,000,000	9,854,158	(145,842)
Merrill Lynch International Bank Ltd.	2.820%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,537,325	(462,675)
Merrill Lynch International Bank Ltd.	2.825%	CPI Urban Consumer NSA	7/22/2023	5,000,000	4,045,092	(954,908)
Wells Fargo	2.410%	CPI Urban Consumer NSA	6/20/2021	10,000,000	9,041,995	(958,005)
Wells Fargo	2.560%	CPI Urban Consumer NSA	5/2/2021	10,000,000	8,923,647	(1,076,353)
Wells Fargo	2.645%	CPI Urban Consumer NSA	12/27/2020	15,000,000	13,417,742	(1,582,258)
Wells Fargo	2.7325%	CPI Urban Consumer NSA	2/19/2021	20,000,000	17,812,657	(2,187,343)
Wells Fargo	2.745%	CPI Urban Consumer NSA	2/21/2022	25,000,000	21,801,597	(3,198,403)
Unrealized Depreciation on CPI OTC Swaps						$(162,098,659)

Open Forward Foreign Currency Exchange Contracts at February 29, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Morgan Stanley	3/13/2020	1,474,000	$1,118,383	$1,098,177	$20,206

Open Futures Contracts at February 29, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	June 2020	415	Long	$55,261,804	$55,921,250	$659,446
U.S. 2-Year Treasury Note	June 2020	1,831	Long	397,532,030	399,758,799	2,226,769
U.S. Long Bond	June 2020	316	Long	52,710,718	53,799,000	1,088,282
Total Unrealized Appreciation on Open Futures Contracts						$3,974,497

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	June 2020	649	Short	$(78,887,852)	$(79,664,750)	$(776,898)

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Cards	$—	$39,171,119	$2,702,263	$41,873,382
Other	—	119,334,665	766,756	120,101,421
Remaining Industries	—	96,706,111	—	96,706,111
Common Stock	—	—	825	825
Convertible Bond	—	758,579	—	758,579
Corporate Bonds	—	381,852,509	—	381,852,509
Floating Rate Loans
Aerospace/Defense	—	—	782,654	782,654
Automotive	—	—	488,750	488,750
Chemicals	—	—	1,048,031	1,048,031
Electric: Power	—	—	883,203	883,203
Electrical Equipment	—	—	6,556,058	6,556,058
Entertainment	—	813,491	218,416	1,031,907
Investment Management Companies	—	—	2,493,750	2,493,750
Oil: Crude Producers	—	—	1,333,331	1,333,331
Real Estate Investment Trusts	—	—	2,787,080	2,787,080
Wholesale	—	—	591,774	591,774
Remaining Industries	—	13,955,143	—	13,955,143
Foreign Government Obligations	—	4,760,394	—	4,760,394
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	17,631,102	—	17,631,102
Government Sponsored Enterprises Pass-Throughs	—	4,619,500	—	4,619,500
Municipal Bonds	—	2,064,370	—	2,064,370
Non-Agency Commercial Mortgage-Backed Securities	—	246,277,997	1,148,518	247,426,515
Preferred Stock	—	—	—	—
U.S. Treasury Obligation	—	4,771,261	—	4,771,261
Short-Term Investment
Repurchase Agreement	—	9,875,415	—	9,875,415
Total	$—	$942,591,656	$21,801,409	$964,393,065

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 29, 2020

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared CPI Swap Contracts
Assets	$—	$21,897,606	$—	$21,897,606
Liabilities	—	(50,988,180)	—	(50,988,180)
OTC CPI Swap Contracts
Assets	—	9,129,924	—	9,129,924
Liabilities	—	(162,098,659)	—	(162,098,659)
Forward Foreign Currency Exchange Contracts
Assets	—	20,206	—	20,206
Liabilities	—	—	—	—
Futures Contracts
Assets	3,974,497	—	—	3,974,497
Liabilities	(776,898)	—	—	(776,898)
Total	$3,197,599	$(182,039,103)	$—	$(178,841,504)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset- Backed Securities	Common Stock	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities	Preferred Stock
Balance as of December 1, 2019	$3,880,806	$—	$8,308,145	$7,325,377	$—
Accrued Discounts (Premiums)	(224)	—	3,425	(81,233)	—
Realized Gain (Loss)	—	—	909	—	—
Change in Unrealized Appreciation (Depreciation)	27,988	(464)	790	122	—
Purchases	—	—	9,332,425	—	—
Sales	—	—	(1,032,881)	(241,243)	—
Security type transferred in	68,151	—	—	—	—
Security type transferred out	—	—	—	(68,151)	—
Transfers into Level 3	—	1,289	570,234	—	—
Transfers out of Level 3	(507,702)	—	—	(5,786,354)	—
Balance as of February 29, 2020	$3,469,019	$825	17,183,047	$1,148,518	$—
Change in unrealized appreciation/depreciation for the period ended February 29, 2020, related to Level 3 investments held at February 29, 2020	$27,988	$(464)	$1,684	$122	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND February 29, 2020

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.75%

Lord Abbett Investment Trust-Convertible Fund-Class I(c)	10,856,753	$152,537
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	11,133,130	127,363
Lord Abbett Securities Trust-Durable Growth Fund-Class I(e)	9,090,626	139,814
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(f)	24,246,531	127,779
Lord Abbett Investment Trust-Floating Rate Fund-Class I(g)	11,309,025	97,484
Lord Abbett Securities Trust- Focused Large Cap Value Fund-Class I(h)	1,723,858	23,082
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(i)	41,363,427	438,039
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(e)	8,080,624	235,550
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(j)	5,305,113	140,851
Lord Abbett Investment Trust-High Yield Fund-Class I(k)	55,078,814	404,278
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(l)	6,027,696	66,847
Lord Abbett Securities Trust-International Equity Fund-Class I(h)	9,009,005	112,883
Lord Abbett Securities Trust-International Value Fund-Class I(m)	17,598,423	114,918
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(n)	4,719,361	117,371
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(o)	4,483,039	44,965
Total Investments in Underlying Funds (cost $2,438,457,013)		2,343,761

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.03%

REPURCHASE AGREEMENT

Repurchase Agreement dated 2/28/2020, 0.85% due 3/2/2020 with Fixed Income Clearing Corp. collateralized by $585,000 of U.S. Treasury Note at 2.25% due 11/15/2024; value: $619,035; proceeds: $604,009 (cost $603,966)	$604	604
Total Investments in Securities 99.78% (cost $2,439,060,979)		2,344,365
Cash and Other Assets in Excess of Liabilities(p) 0.22%		5,260
Net Assets 100.00%		$2,349,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND February 29, 2020

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek a high level of current income.
(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(j)	Fund investment objective is capital appreciation.
(k)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(l)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(m)	Fund investment objective is to seek a high level of total return.
(n)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(o)	Fund investment objective is to seek current income consistent with the preservation of capital.
(p)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts and total return swaps as follows:

Open Futures Contracts at February 29, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	March 2020	1,278	Short	$(200,232,275)	$(188,575,290)	$11,656,985

Total Return Swaps–OTC Volatility Swap Agreements at February 29, 2020:

Counterparty	Reference Entity	Fund Pays/ Receives	Volatility Strike Rate	Units	Maturity Date	Notional Cost	Notional Value	Unrealized Appreciation
Bank of America	JPY/USD	Receives	6.75%	575,000	05/14/2020	$575,000	$852,438	$277,438
Bank of America	JPY/USD	Receives	6.975%	575,000	10/23/2020	575,000	778,320	203,320
Total OTC Volatility Swaps Appreciation						$1,150,000	$1,630,758	$480,758

Counterparty	Reference Entity	Fund Pays/ Receives	Volatility Strike Rate	Units	Maturity Date	Notional Cost	Notional Value	Unrealized Depreciation
J.P. Morgan	EUR/USD	Receives	5.425%	575,000	05/14/2020	575,000	(618,643)	(43,643)
J.P. Morgan	EUR/USD	Receives	5.95%	575,000	10/23/2020	575,000	(655,098)	(80,098)
Total OTC Volatility Swaps Depreciation						$1,150,000	$(1,273,741)	$(123,741)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND February 29, 2020

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$2,343,761	$—	$—	$2,343,761
Short-Term Investment
Repurchase Agreement	—	604	—	604
Total	$2,343,761	$604	$—	$2,344,365
Other Financial Instruments
Futures Contracts
Assets	$11,657	$—	$—	$11,657
Liabilities	—	—	—	—
Total Return Swap Contracts
Assets	—	481	—	481
Liabilities	—	(124)	—	(124)
Total	$11,657	$357	$—	$12,014

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND February 29, 2020

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.90%

Lord Abbett Investment Trust-Convertible Fund-Class I(c)	4,520,173	$63,508
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	10,512,909	120,268
Lord Abbett Securities Trust-Durable Growth Fund-Class I(e)	2,342,035	36,020
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(f)	12,618,695	66,501
Lord Abbett Investment Trust-Floating Rate Fund-Class I(g)	8,751,743	75,440
Lord Abbett Securities Trust- Focused Large Cap Value Fund-Class I(h)	874,871	11,715
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(i)	12,202,906	129,229
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(j)	2,077,026	60,545
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(e)	1,899,226	50,424
Lord Abbett Investment Trust-High Yield Fund-Class I(k)	27,953,832	205,181
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(l)	5,650,178	62,660
Lord Abbett Securities Trust-International Equity Fund-Class I(m)	4,953,393	62,066
Lord Abbett Securities Trust-International Value Fund-Class I(n)	9,240,734	60,342
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(o)	1,425,842	35,461
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(p)	18,628,079	186,840
Total Investments in Underlying Funds (cost $1,259,956,209)		1,226,200

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.26%

REPURCHASE AGREEMENT

Repurchase Agreement dated 2/28/2020, 0.85% due 3/2/2020 with Fixed Income Clearing Corp. collateralized by $3,205,000 of U.S. Treasury Note at 2.625% due 6/15/2021; value: $3,279,898; proceeds: $3,213,993 (cost $3,213,766)	$3,214	3,214
Total Investments in Securities 100.16% (cost $1,263,169,975)		1,229,414
Liabilities in Excess of Cash and Other Assets(q) (0.16%)		(2,010)
Net Assets 100.00%		$1,227,404

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND February 29, 2020

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek high current income.
(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(j)	Fund investment objective is to seek capital appreciation.
(k)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(l)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(m)	Fund investment objective is to seek long-term capital appreciation.
(n)	Fund investment objective is to seek a high level of total return.
(o)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(p)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(q)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and total return swaps as follows:

Open Futures Contracts at February 29, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	March 2020	584	Short	$(91,405,879)	$(86,172,120)	$5,233,759

Total Return Swaps – OTC Volatility Swap Agreements at February 29, 2020:

Counterparty	Reference Entity	Fund Pays/ Receives	Volitality Strike Rate	Units	Maturity Date	Notional Cost	Notional Value	Unrealized Appreciation
Bank of America	JPY/USD	Receives	6.75%	300,000	5/14/2020	$300,000	$444,750	$144,750
Bank of America	JPY/USD	Receives	6.975%	300,000	10/23/2020	$300,000	$406,080	$106,080
Total OTC Volatility Swaps Appreciation						$600,000	$850,830	$250,830

Counterparty	Reference Entity	Fund Pays/ Receives	Volitality Strike Rate	Units	Maturity Date	Notional Cost	Notional Value	Unrealized Depreciation
J.P.Morgan	EUR/USD	Receives	5.425%	300,000	5/14/2020	$300,000	$(322,770)	$(22,770)
J.P.Morgan	EUR/USD	Receives	5.95%	300,000	10/23/2020	$300,000	$(341,790)	$(41,790)
Total OTC Volatility Swaps Depreciation						$600,000	$(664,560)	$(64,560)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND February 29, 2020

Open Forward Foreign Currency Exchange Contracts at February 29, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Hungarian forint	Buy	J.P. Morgan	4/28/2020	3,183,190,000	$10,331,678	$10,407,472	$75,794
South Korean won	Buy	Standard Chartered Bank	4/28/2020	12,230,000,000	10,095,757	10,191,119	95,362
Taiwan dollar	Buy	Barclays Bank plc	4/28/2020	311,000,000	10,328,794	10,365,184	36,390
Hungarian forint	Sell	Citibank	4/28/2020	1,590,000,000	5,232,292	5,198,521	33,771
Indian rupee	Sell	Morgan Stanley	4/28/2020	747,000,000	10,344,828	10,254,995	89,833
Israeli new shekel	Sell	BNP Paribas S.A.	4/28/2020	18,000,000	5,231,418	5,203,865	27,553
Israeli new shekel	Sell	J.P. Morgan	4/28/2020	17,400,000	5,088,463	5,030,403	58,060
Mexican peso	Sell	Bank of America	4/28/2020	193,000,000	9,844,407	9,719,831	124,576
Peruvian Nuevo sol	Sell	Morgan Stanley	4/28/2020	17,500,000	5,160,720	5,052,834	107,886
Peruvian Nuevo sol	Sell	Morgan Stanley	4/28/2020	17,300,000	5,188,962	4,995,087	193,875
Russian ruble	Sell	Bank of America	4/28/2020	656,000,000	9,813,014	9,714,001	99,013
South African rand	Sell	Bank of America	4/28/2020	153,500,000	9,837,852	9,759,620	78,232
South Korean won	Sell	J.P. Morgan	4/28/2020	6,100,000,000	5,228,422	5,083,060	145,362
South Korean won	Sell	Standard Chartered Bank	4/28/2020	6,130,000,000	5,182,179	5,108,059	74,120
Taiwan dollar	Sell	State Street Bank and Trust	4/28/2020	155,000,000	5,185,681	5,165,928	19,753
Taiwan dollar	Sell	State Street Bank and Trust	4/28/2020	156,000,000	5,231,388	5,199,256	32,132
Turkish lira	Sell	J.P. Morgan	4/28/2020	62,750,000	9,963,480	9,810,907	152,573
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,444,285

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Indian rupee	Buy	Bank of America	4/28/2020	372,000,000	$5,180,337	$5,106,905	$(73,432)
Indian rupee	Buy	Morgan Stanley	4/28/2020	375,000,000	5,208,333	5,148,090	(60,243)
Israeli new shekel	Buy	Morgan Stanley	4/28/2020	35,400,000	10,283,592	10,234,267	(49,325)
Mexican peso	Buy	Citibank	4/28/2020	94,000,000	4,981,035	4,734,011	(247,024)
Mexican peso	Buy	Toronto Dominion Bank	4/28/2020	99,000,000	5,187,211	4,985,820	(201,391)
Peruvian Nuevo sol	Buy	BNP Paribas S.A.	4/28/2020	34,800,000	10,108,932	10,047,920	(61,012)
Russian ruble	Buy	BNP Paribas S.A.	4/28/2020	325,000,000	5,188,795	4,812,577	(376,218)
Russian ruble	Buy	BNP Paribas S.A.	4/28/2020	331,000,000	5,178,348	4,901,424	(276,924)
South African rand	Buy	Bank of America	4/28/2020	78,500,000	5,216,496	4,991,076	(225,420)
South African rand	Buy	State Street Bank and Trust	4/28/2020	75,000,000	5,134,108	4,768,544	(365,564)
Turkish lira	Buy	J.P. Morgan	4/28/2020	31,000,000	5,122,274	4,846,822	(275,452)
Turkish lira	Buy	J.P. Morgan	4/28/2020	31,750,000	5,200,655	4,964,084	(236,571)
Hungarian forint	Sell	Bank of America	4/28/2020	1,588,000,000	5,171,754	5,191,982	(20,228)
Hungarian forint	Sell	BNP Paribas S.A.	4/28/2020	5,190,000	16,903	16,969	(66)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(2,468,870)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND February 29, 2020

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,226,200	$—	$—	$1,226,200
Short-Term Investment
Repurchase Agreement	—	3,214	—	3,214
Total	$1,226,200	$3,214	$—	$1,229,414
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$1,444	$—	$1,444
Liabilities	—	(2,469)	—	(2,469)
Futures Contracts
Assets	5,234	—	—	5,234
Liabilities	—	—	—	—
Total Return Swap Contracts
Assets	—	251	—	251
Liabilities	—	(65)	—	(65)
Total	$5,234	$(839)	$—	$4,395

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 97.12%
ASSET-BACKED SECURITIES 26.53%
Automobiles 16.73%
American Credit Acceptance Receivables Trust 2019-2 B†	3.05%	5/12/2023	$35		$35,362
AmeriCredit Automobile Receivables Trust 2016-1 D	3.59%	2/8/2022	279		281,286
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	139		141,122
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	255		256,307
Arivo Acceptance Auto Loan Receivables Trust 2019-1 A†	2.99%	7/15/2024	79		79,374
Avid Automobile Receivables Trust 2019-1 A†	2.62%	2/15/2024	86		86,264
Avid Automobile Receivables Trust 2019-1 B†	2.82%	7/15/2026	500		509,022
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	65		65,340
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	39		39,458
Capital Auto Receivables Asset Trust 2018-2 A3†	3.27%	6/20/2023	204		205,568
Capital One Prime Auto Receivables Trust 2019-1 A2	2.58%	4/15/2022	102		103,142
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	4		3,706
CarMax Auto Owner Trust 2018-3 A2A	2.88%	10/15/2021	44		43,877
CarMax Auto Owner Trust 2019-4 B	2.32%	7/15/2025	104		106,443
Carmax Auto Owner Trust 2019-4 C	2.60%	9/15/2025	105		107,759
Carvana Auto Receivables Trust 2019-3A A2†	2.42%	4/15/2022	106		106,640
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	150		150,161
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	33		32,782
Chesapeake Funding II LLC 2018-2A A2†	2.028%(1 Mo. LIBOR + .37%) #	8/15/2030	67		67,482
Chrysler Capital Auto Receivables Trust 2016-BA D†	3.51%	9/15/2023	132		134,789
CPS Auto Receivables Trust 2016-C D†	5.92%	6/15/2022	100		101,715
CPS Auto Receivables Trust 2017-C D†	3.79%	6/15/2023	200		203,954
CPS Auto Receivables Trust 2018-A C†	3.05%	12/15/2023	150		151,414
CPS Auto Receivables Trust 2019-A C†	3.89%	12/16/2024	100		103,529
CPS Auto Receivables Trust 2019-D B†	2.35%	11/15/2023	267		269,302
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	267		270,369
CPS Auto Trust 2017-A D†	4.61%	12/15/2022	250		256,503
CPS Auto Trust 2018-C A†	2.87%	9/15/2021	19		19,132
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	19		18,988
Drive Auto Receivables Trust 2017-1 D	3.84%	3/15/2023	98		99,210
Drive Auto Receivables Trust 2018-2 D	4.14%	8/15/2024	274		282,822
Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	—	(a)	479
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	18		18,140
Drive Auto Receivables Trust 2018-4 C	3.66%	11/15/2024	189		191,178
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	228		234,978
Drive Auto Receivables Trust 2019-1 D	4.09%	6/15/2026	158		163,782
Drive Auto Receivables Trust 2019-3 A2A	2.63%	9/15/2022	18		18,088

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	$75	$76,354
Drive Auto Receivables Trust 2019-4 D	2.70%	2/16/2027	109	111,053
Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	24	24,417
Exeter Automobile Receivables Trust 2017-3A C†	3.68%	7/17/2023	267	274,224
Exeter Automobile Receivables Trust 2019-4A B†	2.30%	12/15/2023	265	267,560
Fifth Third Auto Trust 2019-1 A2A	2.66%	5/16/2022	186	187,020
Fifth Third Auto Trust 2019-1 A4	2.69%	11/16/2026	11	11,423
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	6	6,373
First Investors Auto Owner Trust 2018-2A A1†	3.23%	12/15/2022	61	61,498
First Investors Auto Owner Trust 2019-1A A†	2.89%	3/15/2024	127	128,787
First Investors Auto Owner Trust 2019-2A A†	2.21%	9/16/2024	93	93,641
First Investors Auto Owner Trust 2019-2A C†	2.71%	12/15/2025	104	107,074
Flagship Credit Auto Trust 2016-2 B†	3.84%	9/15/2022	39	38,633
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	9	9,238
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	1	1,037
Flagship Credit Auto Trust 2018-3 B†	3.59%	12/16/2024	35	35,880
Flagship Credit Auto Trust 2019-1 B†	3.39%	1/16/2024	70	72,208
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%	9/15/2022	68	68,175
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	100	101,569
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	100	102,596
Foursight Capital Automobile Receivables Trust 2018-1 E†	5.56%	1/16/2024	100	105,030
GM Financial Automobile Leasing Trust 2019-2 A2A	2.67%	6/21/2021	25	24,776
GM Financial Automobile Leasing Trust 2019-2 A3	2.67%	3/21/2022	18	18,242
GM Financial Consumer Automobile Receivables Trust 2019-1 A2	2.99%	3/16/2022	17	16,729
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	43	45,178
Hyundai Auto Lease Securitization Trust 2018-A A3†	2.81%	4/15/2021	105	105,788
Prestige Auto Receivables Trust 2017-1A D†	3.61%	10/16/2023	290	296,898
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	56	56,774
Santander Drive Auto Receivables Trust 2017-1 D	3.17%	4/17/2023	250	253,237
Santander Drive Auto Receivables Trust 2017-2 C	2.79%	8/15/2022	3	3,258
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	150	152,529
Santander Drive Auto Receivables Trust 2018-1 D	3.32%	3/15/2024	310	318,490
Santander Drive Auto Receivables Trust 2018-4 C	3.56%	7/15/2024	285	290,215
TCF Auto Receivables Owner Trust 2016-1A D†	3.50%	7/17/2023	52	52,337
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	23	23,234
TCF Auto Receivables Owner Trust 2016-PT1A D†	4.20%	4/15/2024	52	52,865

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Westlake Automobile Receivables Trust 2018-3A A2A†	2.98%	1/18/2022	$25	$24,726
Westlake Automobile Receivables Trust 2018-3A B†	3.32%	10/16/2023	275	277,622
Westlake Automobile Receivables Trust 2019-1A B†	3.26%	10/17/2022	125	127,032
Westlake Automobile Receivables Trust 2019-1A C†	3.45%	3/15/2024	200	204,169
Westlake Automobile Receivables Trust 2019-2A A2A†	2.57%	2/15/2023	39	39,467
Westlake Automobile Receivables Trust 2019-3A A2†	2.15%	2/15/2023	209	210,860
Westlake Automobile Receivables Trust 2019-3A B†	2.41%	10/15/2024	254	258,081
Westlake Automobile Receivables Trust 2019-3A C†	2.49%	10/15/2024	104	106,348
World Omni Auto Receivables Trust 2018-D A4	3.44%	12/16/2024	479	506,218
Total				10,308,330

Credit Cards 2.55%

American Express Credit Account Master Trust 2017-2 A	2.108%(1 Mo. LIBOR + .45%) #	9/16/2024	71	71,214
American Express Credit Account Master Trust 2019-1 B	3.07%	10/15/2024	142	146,996
Capital One Multi-Asset Execution Trust 2016-A7	2.169%(1 Mo. LIBOR + .51%) #	9/16/2024	71	71,243
Capital One Multi-Asset Execution Trust 2017-A1	2.00%	1/17/2023	165	165,002
Capital One Multi-Asset Execution Trust 2017-A4	1.99%	7/17/2023	311	312,059
Chase Issuance Trust 2014-A2	2.77%	3/15/2023	10	10,166
Continental Credit Card 2016-1A C†	11.33%	1/15/2025	100	102,921	(b)
Discover Card Execution Note Trust 2019-A3 A	1.89%	10/15/2024	285	290,330
Master Credit Card Trust 2019-1A B†	3.57%	7/21/2022	100	101,405
Perimeter Master Note Business Trust 2019-1A A†	4.31%	12/15/2022	100	101,163	(b)
Synchrony Credit Card Master Note Trust 2015-1 B	2.64%	3/15/2023	100	100,027
World Financial Network Credit Card Master Trust 2016-A	2.03%	4/15/2025	48	48,364
World Financial Network Credit Card Master Trust 2017-C M	2.66%	8/15/2024	48	48,132
Total				1,569,022

Other 7.25%

Ammc Clo 19 Ltd. 2016-19A AR†	2.971%(3 Mo. LIBOR + 1.14%) #	10/16/2028	250	249,833
Amur Equipment Finance Receivables VII LLC 2019-1A C†	3.09%	3/20/2025	100	103,258
Apex Credit CLO Ltd. 2016-1A AS1R†	3.094%(3 Mo. LIBOR + 1.30%) #	10/27/2028	100	99,935
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%	6/10/2021	1	712

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

Benefit Street Partners CLO IV Ltd. 2014-IVA A1RR†	3.069%(3 Mo. LIBOR + 1.25%)	#	1/20/2029		$250	$250,229
Benefit Street Partners CLO XI 2017-11A A2A†	3.581%(3 Mo. LIBOR + 1.75%)	#	4/15/2029		250	250,132
Conn's Receivables Funding LLC 2018-A†	3.25%		1/15/2023		14	14,018
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028		17	16,628
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031		47	49,253
Elm CLO Ltd. 2014-1A ARR†	3.006%(3 Mo. LIBOR + 1.17%)	#	1/17/2029		250	249,554
Fairstone Financial Issuance Trust I 2019-1A B†(c)	5.084%		3/21/2033	CAD	150	115,312	(b)
Jamestown CLO IX Ltd. 2016-9A A2R†	3.669%(3 Mo. LIBOR + 1.85%)	#	10/20/2028		$250	250,529
LCM XXII Ltd. 22A A1R†	2.979%(3 Mo. LIBOR + 1.16%)	#	10/20/2028		250	250,403
LoanCore Issuer Ltd. 2019-CRE2 A†	2.789%(1 Mo. LIBOR + 1.13%)	#	5/15/2036		250	250,188
Massachusetts Educational Financing Authority 2008-1 A1	2.744%(3 Mo. LIBOR + .95%)	#	4/25/2038		105	104,331
Mercedes-Benz Master Owner Trust 2018-BA A†	1.998%(1 Mo. LIBOR + .34%)	#	5/15/2023		100	100,184
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.019%(3 Mo. LIBOR + 1.20%)	#	4/18/2025		84	83,952
Mountain View CLO LLC 2017-1A AR†(d)	Zero Coupon	#(e)	10/16/2029		250	250,000
Newark BSL CLO 1 Ltd. 2016-1A A1R†	2.804%(3 Mo. LIBOR + 1.10%)	#	12/21/2029		500	500,537
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%		4/18/2022		100	100,073
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029		5	5,288
OneMain Financial Issuance Trust 2019-1A B†	3.79%		2/14/2031		100	104,256
Orange Lake Timeshare Trust 2015-AA A†	2.88%		9/8/2027		11	11,211
PFS Financing Corp. 2018-B A†	2.89%		2/15/2023		100	101,346
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023		41	40,987
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024		48	48,544
SCF Equipment Leasing LLC 2019-1A C†	3.92%		11/20/2026		100	101,598

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

SCF Equipment Leasing LLC 2019-2A A1†	2.22%	6/20/2024	$83	$83,846
SCF Equipment Leasing LLC 2019-2A B†	2.76%	8/20/2026	100	102,901
SCF Equipment Leasing LLC 2019-2A C†	3.11%	6/21/2027	100	103,590
Sierra Timeshare Receivables Funding LLC 2016-1A A†	3.08%	3/21/2033	38	38,768
SMB Private Education Loan Trust 2018-B A1†	1.979%(1 Mo. LIBOR + .32%) #	12/16/2024	1	1,328
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%	11/26/2040	90	89,893
SoFi Professional Loan Program LLC 2017-F A1FX†	2.05%	1/25/2041	31	31,063
TAL Advantage VI LLC 2017-1A A†	4.50%	4/20/2042	71	74,073
Textainer Marine Containers VII Ltd. 2018-1A A†	4.11%	7/20/2043	177	183,545
Towd Point Asset Trust 2018-SL1 A†	2.227%(1 Mo. LIBOR + .60%) #	1/25/2046	60	59,980
Total				4,471,278
Total Asset-Backed Securities (cost $16,199,799)				16,348,630

CORPORATE BONDS 27.95%

Automotive 1.27%

Ford Motor Credit Co. LLC	2.865%(3 Mo. LIBOR + .93%) #	9/24/2020	75	75,036
Ford Motor Credit Co. LLC	5.875%	8/2/2021	200	209,122
General Motors Financial Co., Inc.	3.15%	6/30/2022	88	89,894
General Motors Financial Co., Inc.	3.45%	1/14/2022	4	4,095
General Motors Financial Co., Inc.	3.55%	7/8/2022	43	44,401
General Motors Financial Co., Inc.	5.10%	1/17/2024	153	167,563
Hyundai Capital America	2.707%(3 Mo. LIBOR + .82%) #	3/12/2021	90	90,307
Hyundai Capital America†	3.45%	3/12/2021	25	25,427
Nissan Motor Acceptance Corp.†	2.55%	3/8/2021	75	75,682
Total				781,527

Banks: Regional 7.04%

ABN AMRO Bank NV (Netherlands)(f)	6.25%	4/27/2022	200	217,200

Associated Bank NA	3.50%	8/13/2021	7	7,180
Bank of America Corp.	3.004%(3 Mo. LIBOR + .79%) #	12/20/2023	500	518,381
Bank of America Corp.	3.95%	4/21/2025	137	149,625
Bank of America Corp.	4.00%	1/22/2025	250	272,541

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Barclays Bank plc (United Kingdom)†(f)	10.179%	6/12/2021	$80	$88,036
Citibank NA	2.295%(3 Mo. LIBOR + .60%) #	5/20/2022	250	250,744
Citigroup, Inc.	4.40%	6/10/2025	275	306,214
Citigroup, Inc.	5.50%	9/13/2025	100	117,156
Danske Bank A/S (Denmark)†(f)	2.75%	9/17/2020	200	201,357
Danske Bank A/S (Denmark)†(f)	5.00%	1/12/2022	200	211,892
Goldman Sachs Group, Inc. (The)	2.904%(3 Mo. LIBOR + 1.11%) #	4/26/2022	75	75,814
Goldman Sachs Group, Inc. (The)	2.908%(3 Mo. LIBOR + 1.05%) #	6/5/2023	425	436,483
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022	25	26,912
HSBC USA, Inc.	9.30%	6/1/2021	27	29,394
JPMorgan Chase & Co.	3.875%	9/10/2024	200	216,746
Lloyds Bank plc (United Kingdom)†(f)	6.50%	9/14/2020	200	204,884
Macquarie Bank Ltd. (Australia)†(f)	6.625%	4/7/2021	40	42,053
Morgan Stanley	2.72%(SOFR + 1.15%) #	7/22/2025	211	218,517
Morgan Stanley	2.732%(3 Mo. LIBOR + .93%) #	7/22/2022	150	151,053
Toronto-Dominion Bank (The) (Canada)(f)	2.11%(3 Mo. LIBOR + .53%) #	12/1/2022	33	33,234
UBS AG	7.625%	8/17/2022	500	562,395
Total				4,337,811

Building Materials 0.17%

Johnson Controls International plc	5.00%	3/30/2020	5	5,013
Martin Marietta Materials, Inc.	2.333%(3 Mo. LIBOR + .65%) #	5/22/2020	38	38,041
Vulcan Materials Co.	2.23%(3 Mo. LIBOR + .65%) #	3/1/2021	21	21,071
Vulcan Materials Co.	2.494%(3 Mo. LIBOR + .60%) #	6/15/2020	39	39,031
Total				103,156

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Business Services 0.02%

Equifax, Inc.	2.562%(3 Mo. LIBOR + .87%)	#	8/15/2021	$10	$10,051

Chemicals 0.01%

Celanese US Holdings LLC	5.875%		6/15/2021	4	4,209

Computer Hardware 0.56%

Dell International LLC/EMC Corp.†	5.45%		6/15/2023	252	277,476
Hewlett Packard Enterprise Co.	2.567%(3 Mo. LIBOR + .68%)	#	3/12/2021	44	44,180
Hewlett Packard Enterprise Co.	2.62%(3 Mo. LIBOR + .72%)	#	10/5/2021	25	25,005
Total					346,661

Drugs 2.01%
AstraZeneca plc (United Kingdom)(f)	2.357%(3 Mo. LIBOR + .67%)	#	8/17/2023	40	40,108
AstraZeneca plc (United Kingdom)(f)	2.511%(3 Mo. LIBOR + .62%)	#	6/10/2022	60	60,229
Bayer US Finance II LLC†	2.75%		7/15/2021	4	4,062
Bayer US Finance II LLC†	2.904%(3 Mo. LIBOR + 1.01%)	#	12/15/2023	605	606,736
Bayer US Finance II LLC†	3.875%		12/15/2023	200	214,828
Becton Dickinson & Co.	2.836%(3 Mo. LIBOR + .88%)	#	12/29/2020	11	11,007
Cardinal Health, Inc.	2.664%(3 Mo. LIBOR + .77%)	#	6/15/2022	154	154,879
Cardinal Health, Inc.	3.50%		11/15/2024	33	35,061
Express Scripts Holding Co.	2.213%(3 Mo. LIBOR + .75%)	#	11/30/2020	43	43,009
Zoetis, Inc.	2.135%(3 Mo. LIBOR + .44%)	#	8/20/2021	68	68,075
Total					1,237,994

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 1.14%

Ausgrid Finance Pty Ltd. (Australia)†(f)	3.85%	5/1/2023	$56	$58,975
Dominion Energy, Inc.	3.071%	8/15/2024	50	52,523
Dominion Energy, Inc.	4.104%	4/1/2021	5	5,134
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	37	37,868
Entergy Corp.	5.125%	9/15/2020	75	75,687
Evergy, Inc.	2.45%	9/15/2024	13	13,386
Florida Power & Light Co.	2.137%(3 Mo. LIBOR + .40%) #	5/6/2022	30	29,968
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(f)	5.375%	5/1/2021	55	56,765
Puget Energy, Inc.	5.625%	7/15/2022	70	75,513
Puget Energy, Inc.	6.50%	12/15/2020	137	142,198
San Diego Gas & Electric Co.	1.914%	2/1/2022	10	9,970
SCANA Corp.	4.125%	2/1/2022	1	1,034
SCANA Corp.	4.75%	5/15/2021	13	13,323
SCANA Corp.	6.25%	4/1/2020	13	13,035
Sempra Energy	2.331%(3 Mo. LIBOR + .50%) #	1/15/2021	20	20,005
TransAlta Corp. (Canada)(f)	4.50%	11/15/2022	2	2,067
Vistra Operations Co. LLC†	3.55%	7/15/2024	90	92,937
Total				700,388

Electrical Equipment 0.53%

Broadcom, Inc.†	3.125%	10/15/2022	26	26,872
Broadcom, Inc.†	3.625%	10/15/2024	274	288,953
QUALCOMM, Inc.	2.245%(3 Mo. LIBOR + .55%) #	5/20/2020	13	13,013
Total				328,838

Electronics 0.01%

Trimble, Inc.	4.15%	6/15/2023	5	5,318

Financial Services 2.26%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(f)	4.875%	1/16/2024	150	163,325
Aircastle Ltd.	4.40%	9/25/2023	232	247,375
Aircastle Ltd.	5.00%	4/1/2023	40	43,562

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

Aircastle Ltd.	5.50%	2/15/2022	$5	$5,345
Aircastle Ltd.	7.625%	4/15/2020	4	4,025
Ally Financial, Inc.	4.25%	4/15/2021	12	12,277
Ally Financial, Inc.	5.125%	9/30/2024	200	221,981
Avolon Holdings Funding Ltd. (Ireland)†(f)	5.125%	10/1/2023	260	278,885
E*TRADE Financial Corp.	2.95%	8/24/2022	5	5,174
International Lease Finance Corp.	8.25%	12/15/2020	24	25,159
International Lease Finance Corp.	8.625%	1/15/2022	16	17,855
Jefferies Financial Group, Inc.	5.50%	10/18/2023	214	233,940
Jefferies Group LLC	6.875%	4/15/2021	30	31,672
Park Aerospace Holdings Ltd. (Ireland)†(f)	4.50%	3/15/2023	96	100,446
Total				1,391,021

Food 0.18%

Conagra Brands, Inc.	2.552%(3 Mo. LIBOR + .75%) #	10/22/2020	13	13,002
Kraft Heinz Foods Co.	2.304%(3 Mo. LIBOR + .57%) #	2/10/2021	21	20,911
Smithfield Foods, Inc.†	2.65%	10/3/2021	76	76,691
Total				110,604

Health Care Services 0.16%

CommonSpirit Health	2.76%	10/1/2024	11	11,470
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	5	5,550
HCA, Inc.	5.00%	3/15/2024	66	73,402
HCA, Inc.	5.25%	4/15/2025	9	10,233
Total				100,655

Household Equipment/Products 0.09%

Newell Brands, Inc.	3.85%	4/1/2023	55	57,206

Insurance 0.13%

Lincoln National Corp.	4.20%	3/15/2022	75	79,177

Leasing 0.61%
Aviation Capital Group LLC†	3.875%	5/1/2023	100	105,081
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.45%	7/1/2024	28	29,944
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.90%	2/1/2024	226	243,533
Total				378,558

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Leisure 0.83%

Royal Caribbean Cruises Ltd.	5.25%	11/15/2022		$478	$514,461

Lodging 0.25%

Las Vegas Sands Corp.	3.20%	8/8/2024		150	155,703

Machinery: Agricultural 0.50%

BAT Capital Corp.	2.789%	9/6/2024		22	22,635
BAT Capital Corp.	3.222%	8/15/2024		238	250,076
Reynolds American, Inc.	4.85%	9/15/2023		34	37,629
Total					310,340

Machinery: Industrial/Specialty 0.29%

CNH Industrial Capital LLC	4.875%	4/1/2021		2	2,068
CNH Industrial NV (United Kingdom)(f)	4.50%	8/15/2023		150	163,398
Westinghouse Air Brake Technologies Corp.	4.40%	3/15/2024		10	10,844
Total					176,310

Manufacturing 0.13%

General Electric Co.	2.631%(3 Mo. LIBOR + .80%) #	4/15/2020		35	35,032
Pentair Finance Sarl (Luxembourg)(f)	3.15%	9/15/2022		45	45,805
Total					80,837

Media 0.52%

Cox Communications, Inc.†	2.95%	6/30/2023		195	201,398
Cox Communications, Inc.†	3.15%	8/15/2024		15	15,815
NBCUniversal Enterprise, Inc.†	5.25%	—	(g)	100	102,864
Total					320,077

Metals & Minerals: Miscellaneous 1.00%

Anglo American Capital plc (United Kingdom)†(f)	3.75%	4/10/2022		400	414,399
Glencore Funding LLC†	4.125%	5/30/2023		46	48,592
Glencore Funding LLC†	4.625%	4/29/2024		135	146,092
Southern Copper Corp. (Peru)(f)	5.375%	4/16/2020		9	9,016
Total					618,099

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas 0.08%
WGL Holdings, Inc.	2.437%(3 Mo. LIBOR + .55%) #	3/12/2020	$50	$50,004

Oil 1.98%

Concho Resources, Inc.	4.375%	1/15/2025	17	17,553
Continental Resources, Inc.	4.50%	4/15/2023	15	15,567
Continental Resources, Inc.	5.00%	9/15/2022	288	287,677
Gazprom PJSC Via Gaz Capital SA (Luxembourg)†(f)	4.95%	7/19/2022	200	211,050
Occidental Petroleum Corp.	2.70%	8/15/2022	12	12,234
Occidental Petroleum Corp.	2.90%	8/15/2024	65	65,922
Occidental Petroleum Corp.	3.142%(3 Mo. LIBOR + 1.45%) #	8/15/2022	45	45,167
Pertamina Persero PT (Indonesia)†(f)	4.30%	5/20/2023	200	211,992
Phillips 66	2.247%(3 Mo. LIBOR + .60%) #	2/26/2021	100	100,010
Saudi Arabian Oil Co. (Saudi Arabia)†(f)	2.75%	4/16/2022	200	203,249
Suncor Energy Ventures Corp. (Canada)†(f)	9.40%	9/1/2021	25	27,582
Woodside Finance Ltd. (Australia)†(f)	4.60%	5/10/2021	20	20,583
Total				1,218,586

Oil: Crude Producers 3.20%

Cheniere Corpus Christi Holdings LLC	5.875%	3/31/2025	39	43,377
Cheniere Corpus Christi Holdings LLC	7.00%	6/30/2024	275	311,543
Colonial Pipeline Co.†	3.50%	10/15/2020	15	15,109
Energy Transfer Operating LP	5.875%	1/15/2024	350	392,581
Energy Transfer Operating LP	7.60%	2/1/2024	25	29,450
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.00%	10/1/2022	45	48,137
Midwest Connector Capital Co. LLC†	3.625%	4/1/2022	11	11,355
Mplx LP	2.985%(3 Mo. LIBOR + 1.10%) #	9/9/2022	93	93,350
Mplx LP†	3.50%	12/1/2022	50	52,048
Mplx LP†	5.25%	1/15/2025	75	79,039
Mplx LP†	6.25%	10/15/2022	52	53,094
NGPL PipeCo LLC†	4.375%	8/15/2022	225	235,129
Sabine Pass Liquefaction LLC	5.625%	4/15/2023	475	521,313
Spectra Energy Partners LP	4.60%	6/15/2021	20	20,538
Sunoco Logistics Partners Operations LP	4.40%	4/1/2021	5	5,118
Texas Eastern Transmission LP†	2.80%	10/15/2022	50	51,108
Texas Eastern Transmission LP†	4.125%	12/1/2020	10	10,088
Williams Cos., Inc. (The)	7.875%	9/1/2021	1	1,095
Total				1,973,472

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic 0.30%

National Oilwell Varco, Inc.	2.60%	12/1/2022	$16	$16,161
Schlumberger Holdings Corp.†	3.75%	5/1/2024	155	165,739
Total				181,900

Real Estate Investment Trusts 1.31%

Brixmor Operating Partnership LP	2.813%(3 Mo. LIBOR + 1.05%) #	2/1/2022	25	25,254
Equinix, Inc.	5.875%	1/15/2026	356	376,908
Healthcare Realty Trust, Inc.	3.75%	4/15/2023	65	68,536
Healthcare Trust of America Holdings LP	3.70%	4/15/2023	50	52,701
Highwoods Realty LP	3.625%	1/15/2023	38	39,894
SL Green Operating Partnership LP	3.25%	10/15/2022	19	19,753
Vereit Operating Partnership LP	4.60%	2/6/2024	206	226,757
Total				809,803

Retail 0.04%

Dollar Tree, Inc.	2.536%(3 Mo. LIBOR + .70%) #	4/17/2020	23	23,003

Technology 0.66%

JD.com, Inc. (China)(f)	3.125%	4/29/2021	200	202,681
Tencent Holdings Ltd. (China)†(f)	2.985%	1/19/2023	200	206,847
Total				409,528

Telecommunications 0.61%

AT&T, Inc.	3.067%(3 Mo. LIBOR + 1.18%) #	6/12/2024	369	373,577

Transportation: Miscellaneous 0.06%

Canadian Pacific Railway Co. (Canada)(f)	9.45%	8/1/2021	35	38,850
Total Corporate Bonds (cost $16,994,790)				17,227,724

FOREIGN GOVERNMENT OBLIGATION 0.39%

Japan

Japan Bank for International Corp.(f) (cost $227,428)	2.50%	5/23/2024	228	240,094

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.42%

Federal Home Loan Mortgage Corp. 2013-K713 B†	3.296	%#(h)	4/25/2046	$12	$11,626
Government National Mortgage Assoc. 2012-144 AL	1.85%		1/16/2053	122	120,431
Government National Mortgage Assoc. 2014-112 A	3.00	%#(h)	1/16/2048	15	15,884
Government National Mortgage Assoc. 2015-47 AE	2.90	%#(h)	11/16/2055	41	41,854
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	6	5,890
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	20	20,824
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	14	14,577
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	14	14,541
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	6	5,906
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	5	4,919
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $252,235)					256,452

MUNICIPAL BOND 0.02%

Miscellaneous

State of Illinois (cost $9,771)	4.95%		6/1/2023	10	10,158

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 19.71%

Atrium Hotel Portfolio Trust 2017-ATRM A†	2.589%(1 Mo. LIBOR + .93%)	#	12/15/2036	350	350,035
BAMLL Commercial Mortgage Securities Trust 2013-WBRK A†	3.534	%#(h)	3/10/2037	230	245,226
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	2.509%(1 Mo. LIBOR + .85%)	#	1/15/2033	340	340,185
Bancorp Commercial Mortgage Trust 2019-CRE6 A†	2.709%(1 Mo. LIBOR + 1.05%)	#	9/15/2036	378	377,783
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	300	322,777
BBCMS Mortgage Trust 2017-DELC A†	2.509%(1 Mo. LIBOR + .85%)	#	8/15/2036	155	154,893
BBCMS Trust 2015-STP A†	3.323%		9/10/2028	549	551,402
BDS 2018-FL2 A†	2.608%(1 Mo. LIBOR+ .95%)	#	8/15/2035	279	279,673
BX Commercial Mortgage Trust 2018-BIOA A†	2.33%(1 Mo. LIBOR + .67%)	#	3/15/2037	45	45,033
BX Commercial Mortgage Trust 2019-XL A†	2.579%(1 Mo. LIBOR + .92%)	#	10/15/2036	191	192,161
BX Commercial Mortgage Trust 2019-XL B†	2.739%(1 Mo. LIBOR + 1.08%)	#	10/15/2036	96	95,806

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust 2019-XL C†	2.909%(1 Mo. LIBOR + 1.25%)	#	10/15/2036	$96	$95,895
BX Commercial Mortgage Trust 2019-XL D†	3.109%(1 Mo. LIBOR + 1.45%)	#	10/15/2036	96	96,022
BX Commercial Mortgage Trust 2019-XL E†	3.459%(1 Mo. LIBOR + 1.80%)	#	10/15/2036	96	96,085
BX Commercial Mortgage Trust 2019-XL F†	3.659%(1 Mo. LIBOR + 2.00%)	#	10/15/2036	96	96,145
BX Trust 2017-APPL D†	3.709%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	1	756
BX Trust 2017-SLCT C†	3.059%(1 Mo. LIBOR + 1.40%)	#	7/15/2034	9	9,500
BX Trust 2017-SLCT D†	3.709%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	13	12,778
BX Trust 2018-GW A†	2.459%(1 Mo. LIBOR + .80%)	#	5/15/2035	24	23,979
Cantor Commercial Real Estate Lending 2019 CF1 65B†	4.14	%#(h)	5/15/2052	11	11,558
Cantor Commercial Real Estate Lending 2019-CF1 65A†	4.411	%#(h)	5/15/2052	50	53,840
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	78	83,282
CHT Mortgage Trust 2017-CSMO C†	3.159%(1 Mo. LIBOR + 1.50%)	#	11/15/2036	300	300,684
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	137	141,037
Citigroup Commercial Mortgage Trust 2013-375P C†	3.518	%#(h)	5/10/2035	275	286,314
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	10	10,135
Commercial Mortgage Pass-Through Certificates 2013-CR8 A5	3.612	%#(h)	6/10/2046	124	132,417
Commercial Mortgage Pass-Through Certificates 2013-CR9 A4	4.221	%#(h)	7/10/2045	96	104,396
Commercial Mortgage Pass-Through Certificates 2014-277P A†	3.611	%#(h)	8/10/2049	100	108,555
Commercial Mortgage Pass-Through Certificates 2014-LC15 A4	4.006%		4/10/2047	75	81,825
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	107	115,866
Commercial Mortgage Pass-Through Certificates 2014-UBS6 A5	3.644%		12/10/2047	17	18,856
Commercial Mortgage Pass-Through Certificates 2015-DC1 A4	3.078%		2/10/2048	280	296,385
Commercial Mortgage Pass-Through Certificates 2015-LC21 A4	3.708%		7/10/2048	219	241,096
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.435	%#(h)	7/10/2050	10	10,988
Commercial Mortgage Pass-Through Certificates 2016-GCT B†	3.086%		8/10/2029	214	216,621
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	241	242,999
CSAIL Commercial Mortgage Trust 2015-C3 A4	3.718%		8/15/2048	19	20,944
DBWF Mortgage Trust 2018-GLKS A†	2.677%(1 Mo. LIBOR + 1.03%)	#	11/19/2035	100	100,276
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	100	103,265
GS Mortgage Securities Corp. Trust 2012-ALOH A†	3.551%		4/10/2034	160	165,440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Corp. Trust 2012-ALOH B†	4.049%		4/10/2034	$100	$103,669
GS Mortgage Securities Corp. Trust 2019-70P XCP IO†	0.506	%#(h)	10/15/2036	21,863	118,497
GS Mortgage Securities Corp. Trust 2019-BOCA A†	2.859%(1 Mo. LIBOR + 1.20%)	#	6/15/2038	100	100,072
GS Mortgage Securities Corp. Trust 2019-BOCA B†	3.159%(1 Mo. LIBOR + 1.50%)	#	6/15/2038	100	100,195
GS Mortgage Securities Corp. Trust 2019-SMP A†	2.809%(1 Mo. LIBOR + 1.15%)	#	8/15/2032	385	385,010
GS Mortgage Securities Corp. Trust 2019-SMP B†	3.159%(1 Mo. LIBOR + 1.50%)	#	8/15/2032	185	185,582
GS Mortgage Securities Corp. Trust 2019-SMP XCP IO†	0.587	%#(h)	8/15/2032	10,131	47,613
Hilton Orlando Trust 2018-ORL A†	2.429%(1 Mo. LIBOR + .77%)	#	12/15/2034	28	28,021
HMH Trust 2017-NSS C†	3.787%		7/5/2031	28	28,677
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	100	103,204
JPMBB Commercial Mortgage Securities Trust 2014-C26 A4	3.494%		1/15/2048	75	81,163
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON A†	4.128%		7/5/2031	135	146,060
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON D†	4.613	%#(h)	7/5/2031	46	49,359
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C14 A4	4.133	%#(h)	8/15/2046	10	10,822
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C22 A4	3.801%		9/15/2047	100	109,080
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES B†	3.387%		9/5/2032	225	225,408
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	66	67,046
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	239	243,462
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.009	%#(h)	10/5/2031	24	24,587
JPMorgan Chase Commercial Mortgage Securities Trust 2017-FL11 D†	3.799%(1 Mo. LIBOR + 2.14%)	#	10/15/2032	34	34,038
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	2.659%(1 Mo. LIBOR + 1.00%)	#	6/15/2032	24	24,132
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	2.959%(1 Mo. LIBOR + 1.30%)	#	6/15/2032	9	8,622
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	3.259%(1 Mo. LIBOR + 1.60%)	#	6/15/2032	158	157,876
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ D†	3.759%(1 Mo. LIBOR + 2.10%)	#	6/15/2032	278	278,743

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ E†	4.659%(1 Mo. LIBOR + 3.00%)	#	6/15/2035	$19	$19,012
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	2.697%(1 Mo. LIBOR + 1.27%)	#	11/15/2035	12	12,012
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	3.027%(1 Mo. LIBOR + 1.60%)	#	11/15/2035	12	12,027
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN C†	3.377%(1 Mo. LIBOR + 1.95%)	#	11/15/2035	12	12,027
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN D†	3.677%(1 Mo. LIBOR + 2.25%)	#	11/15/2035	12	12,027
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	2.618%(1 Mo. LIBOR + .95%)	#	7/5/2033	10	10,008
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	19	20,598
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	10	10,844
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	3.318%(1 Mo. LIBOR + 1.65%)	#	7/5/2033	12	12,018
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	14	15,204
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	100	102,473
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 A5	4.064%		2/15/2047	40	43,597
Morgan Stanley Capital Barclays Bank Trust 2016-MART A†	2.20%		9/13/2031	95	95,660
Morgan Stanley Capital I Trust 2011-C2 A4†	4.661%		6/15/2044	100	102,564
Morgan Stanley Capital I Trust 2012-C4 AS	3.773%		3/15/2045	25	25,938
Morgan Stanley Capital I Trust 2012-STAR A2†	3.201%		8/5/2034	500	515,689
Motel 6 Trust 2017-MTL6 C†	3.059%(1 Mo. LIBOR + 1.40%)	#	8/15/2034	8	8,038
Motel 6 Trust 2017-MTL6 D†	3.809%(1 Mo. LIBOR + 2.15%)	#	8/15/2034	18	17,711
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	42	42,180
MSCG Trust 2016-SNR A†	3.348	%#(h)	11/15/2034	2	2,153
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.79	%#(h)	11/15/2032	33	34,935
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	25	25,859
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	19	19,295

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

RETL 2019-RVP C†	3.759%(1 Mo. LIBOR + 2.10%)	#	3/15/2036	$50	$50,173
Shelter Growth CRE Issuer Ltd. 2018-FL1 A†	2.658%(1 Mo. LIBOR + 1.00%)	#	1/15/2035	4	4,391
SLIDE 2018-FUN A†	2.559%(1 Mo. LIBOR + .90%)	#	6/15/2031	10	9,630
SLIDE 2018-FUN B†	2.909%(1 Mo. LIBOR + 1.25%)	#	6/15/2031	10	9,625
SLIDE 2018-FUN C†	3.209%(1 Mo. LIBOR + 1.55%)	#	6/15/2031	10	9,628
UBS-BAMLL Trust 2012-WRM A†	3.663%		6/10/2030	100	103,682
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	45	47,218
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4	3.091%		8/10/2049	41	42,526
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	50	51,657
UBS-Barclays Commercial Mortgage Trust 2013 C6 A4	3.244%		4/10/2046	82	85,871
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	20	20,859
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3	3.595%		1/10/2045	9	9,167
VMC Finance LLC 2019-FL3 A†	2.758%(1 Mo. LIBOR + 1.10%)	#	9/15/2036	397	397,903
VNDO Mortgage Trust 2012-6AVE C†	3.337	%#(h)	11/15/2030	309	320,307
Wells Fargo Commercial Mortgage Trust 2014 LC16 A4	3.548%		8/15/2050	22	23,554
Wells Fargo Commercial Mortgage Trust 2015-C26 AS	3.58%		2/15/2048	40	42,889
Wells Fargo Commercial Mortgage Trust 2015-C26 ASB	2.991%		2/15/2048	10	10,358
Wells Fargo Commercial Mortgage Trust 2017-RC1 A2	3.118%		1/15/2060	115	118,209
Wells Fargo Commercial Mortgage Trust 2018-C48 A2	4.224%		1/15/2052	25	27,186
West Town Mall Trust 2017-KNOX C†	4.346	%#(h)	7/5/2030	15	15,518
West Town Mall Trust 2017-KNOX D†	4.346	%#(h)	7/5/2030	15	15,416
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869	%#(h)	2/15/2044	34	34,943
WF-RBS Commercial Mortgage Trust 2012-C10 A3	2.875%		12/15/2045	10	10,333
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.748	%#(h)	6/15/2045	25	26,315
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	22	22,489
WF-RBS Commercial Mortgage Trust 2013-C18 A4	3.896%		12/15/2046	24	25,986
WF-RBS Commercial Mortgage Trust 2014-C19 A5	4.101%		3/15/2047	87	95,185
WF-RBS Commercial Mortgage Trust 2014-C22 A4	3.995%		5/15/2047	140	152,976
WFLD Mortgage Trust 2014-MONT A†	3.755	%#(h)	8/10/2031	275	295,857
Total Non-Agency Commercial Mortgage-Backed Securities (cost $11,969,010)					12,145,571

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 22.10%

U.S. Treasury Inflation Indexed Note(i)	0.625%		4/15/2023	$1,138	$1,169,466
U.S. Treasury Note	1.125%		2/28/2022	2,013	2,022,436
U.S. Treasury Note	1.125%		2/28/2025	693	700,106
U.S. Treasury Note	1.375%		1/31/2022	9,641	9,727,619
Total U.S. Treasury Obligations (cost $13,487,017)					13,619,627
Total Long- Term Investments (cost $59,140,050)					59,848,256

SHORT-TERM INVESTMENTS 2.74%

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.07%

SLIDE 2018-FUN XCP† (cost $39,925)	0.976	%#(h)	12/15/2020	5,719	44,122	(b)

REPURCHASE AGREEMENT 2.67%

Repurchase Agreement dated 2/28/2020, 0.85% due 3/2/2020 with Fixed Income Clearing Corp. collateralized by $1,645,000 of U.S. Treasury Note at 2.625% due 6/15/2021; value: $1,683,442; proceeds: $1,649,033 (cost $1,648,916)				1,649	1,648,916
Total Short-Term Investments (cost $1,688,841)					1,693,038
Total Investments in Securities 99.86% (cost $60,828,891)					61,541,294
Cash, Foreign Cash and Other Assets in Excess Liabilities(j) 0.14%					86,372
Net Assets 100.00%					$61,627,666

CAD	Canadian dollar.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Over Night Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 29, 2020, the total value of Rule 144A securities was $26,599,594, which represents 43.16% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2020.
(a)	Amount is less than $1,000.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 29, 2020

(b)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Securities purchased on a when-issued basis.
(e)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(f)	Foreign security traded in U.S. dollars.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(j)	Cash, Foreign Cash and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Credit Default Swaps on Indexes - Sell Protection at February 29, 2020(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)	Credit Default Swap Agreements Receivable at Fair Value(4)
Markit CMBX. NA.A.6	Morgan Stanley	2.00%	5/11/2063	$1,143,000	$1,144,688	$5,412	$(3,724)	$1,688

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage- backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $(3,724).
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at February 29, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Bank of America	3/13/2020	154,000	$116,836	$114,735	$2,101

Open Futures Contracts at February 29, 2020:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
5-Year Canadian Bond	June 2020	1	Short	CAD	(124,538)	CAD	(125,290)	$(560)
U.S. 2-Year Treasury Note	June 2020	8	Short		$(1,739,064)		$(1,746,625)	(7,561)
U.S. 5-Year Treasury Note	June 2020	13	Short		(1,580,188)		(1,595,750)	(15,562)
Total Unrealized Depreciation on Open Futures Contracts								$(23,683)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 29, 2020

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund's investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Cards	$—	$1,364,938	$204,084	$1,569,022
Other	—	4,355,966	115,312	4,471,278
Remaining Industries	—	10,308,330	—	10,308,330
Corporate Bonds	—	17,227,724	—	17,227,724
Foreign Government Obligation	—	240,094	—	240,094
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	256,452	—	256,452
Municipal Bond	—	10,158	—	10,158
Non-Agency Commercial Mortgage-Backed Securities	—	12,145,571	—	12,145,571
U.S. Treasury Obligations	—	13,619,627	—	13,619,627
Short-Term Investments
Non-Agency Commercial Mortgage-Backed Security	—	—	44,122	44,122
Repurchase Agreement	—	1,648,916	—	1,648,916
Total	$—	$61,177,776	$363,518	$61,541,294
Other Financial Instruments
Credit Default Swap Contracts
Assets	$—	$1,688	$—	$1,688
Liabilities	—	—	—	—
Forward Foreign Currency Exchange Contracts
Assets	—	2,101	—	2,101
Liabilities	—	—	—	—
Futures Contracts
Assets	—	—	—	—
Liabilities	(23,683)	—	—	(23,683)
Total	$(23,683)	$3,789	$—	$(19,894)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 29, 2020

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Non- Agency Commercial Mortgage- Backed Security
Balance as of December 1, 2019	$317,930	$—
Accrued Discounts (Premiums)	(195)	(4,761)
Realized Gain (Loss)	—	(97)
Change in Unrealized Appreciation (Depreciation)	1,661	4,197
Purchases	—	44,783
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of February 29, 2020	$319,396	$44,122
Change in unrealized appreciation/depreciation for the period ended February 29, 2020, related to Level 3 investments held at February 29, 2020	$1,661	$4,197

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.34%

ASSET-BACKED SECURITIES 25.30%

Automobiles 8.36%

ACC Trust 2019-1 A†	3.75%	5/20/2022	$13,954	$14,059,718
AmeriCredit Automobile Receivables Trust 2016-1 D	3.59%	2/8/2022	32,574	32,840,931
AmeriCredit Automobile Receivables Trust 2016-2 C	2.87%	11/8/2021	1,226	1,228,705
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	311	310,693
AmeriCredit Automobile Receivables Trust 2017-2 B	2.40%	5/18/2022	31,699	31,794,813
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	49,146	49,896,312
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	22,616	22,731,932
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	33,123	33,172,684
AmeriCredit Automobile Receivables Trust 2017-4 B	2.36%	12/19/2022	30,598	30,844,234
AmeriCredit Automobile Receivables Trust 2019-1 A2A	2.93%	6/20/2022	10,572	10,624,105
AmeriCredit Automobile Receivables Trust 2019-1 A2B	1.918%(1 Mo. LIBOR + .26%) #	6/20/2022	10,572	10,572,329
AmeriCredit Automobile Receivables Trust 2019-1 B	3.13%	2/18/2025	28,000	28,947,243
AmeriCredit Automobile Receivables Trust 2019-1 C	3.36%	2/18/2025	37,000	38,700,546
ARI Fleet Lease Trust 2020-A A2†	1.77%	8/15/2028	31,556	31,554,922
Arivo Acceptance Auto Loan Receivables Trust 2019-1 A†	2.99%	7/15/2024	35,006	35,241,828
Avid Automobile Receivables Trust 2018-1 A†	2.84%	8/15/2023	2,348	2,353,632
Avis Budget Rental Car Funding AESOP LLC 2015-2A†	2.63%	12/20/2021	11,729	11,810,915
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	46,465	46,660,101
Bank of The West Auto Trust 2017-1 A4†	2.33%	9/15/2023	18,282	18,469,785
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	365	365,304
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	20,140	20,190,181
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	1,169	1,170,359
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	4,964	4,965,319
California Republic Auto Receivables Trust 2018-1 A3	3.14%	8/15/2022	40,733	41,007,394
Capital Auto Receivables Asset Trust 2017-1 A3†	2.02%	8/20/2021	3,189	3,190,761
Capital Auto Receivables Asset Trust 2017-1 A4†	2.22%	3/21/2022	13,110	13,158,361
Capital Auto Receivables Asset Trust 2018-2 A2†	3.02%	2/22/2021	14,706	14,724,418
Capital Auto Receivables Asset Trust 2018-2 A3†	3.27%	6/20/2023	45,016	45,361,939
Capital One Prime Auto Receivables Trust 2019-1 A2	2.58%	4/15/2022	28,630	28,809,702
Capital One Prime Auto Receivables Trust 2019-2 A2	2.06%	9/15/2022	37,931	38,101,432
Capital One Prime Auto Receivables Trust 2020-1 A2	1.64%	6/15/2023	143,253	144,014,504
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	996	996,455
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	21,321	21,321,627
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	3,517	3,516,662
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	18,529	18,560,809
CarMax Auto Owner Trust 2017-3 A3	1.97%	4/15/2022	62,013	62,151,376
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	27,897	28,205,117

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

CarMax Auto Owner Trust 2017-3 B	2.44%	2/15/2023	$12,944	$13,139,242
CarMax Auto Owner Trust 2017-3 C	2.72%	5/15/2023	15,857	16,077,127
CarMax Auto Owner Trust 2017-4 A3	2.11%	10/17/2022	61,795	61,979,900
CarMax Auto Owner Trust 2019-3 A2A	2.21%	12/15/2022	124,560	125,277,578
Carvana Auto Receivables Trust 2019-2A C†	3.00%	6/17/2024	23,649	24,201,313
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	16,261	16,298,160
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	38,963	39,032,262
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	46,370	46,580,921
Chesapeake Funding II LLC 2019-1A A1†	2.94%	4/15/2031	16,989	17,395,128
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	13,845	14,291,903
CPS Auto Receivables Trust 2017-D†	3.73%	9/15/2023	8,345	8,534,865
CPS Auto Receivables Trust 2017-D B†	2.43%	1/18/2022	784	783,934
CPS Auto Receivables Trust 2018-B B†	3.23%	7/15/2022	9,597	9,633,150
CPS Auto Receivables Trust 2018-B C†	3.58%	3/15/2023	12,992	13,202,242
CPS Auto Receivables Trust 2019-A C†	3.89%	12/16/2024	3,685	3,815,035
CPS Auto Receivables Trust 2019-B E†	5.00%	3/17/2025	3,500	3,710,351
CPS Auto Receivables Trust 2019-C†	2.84%	6/16/2025	7,419	7,591,794
CPS Auto Receivables Trust 2019-C D†	3.17%	6/16/2025	7,919	8,156,274
CPS Auto Receivables Trust 2019-D B†	2.35%	11/15/2023	26,690	26,920,150
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	32,337	32,745,080
CPS Auto Receivables Trust 2020-A D†	2.90%	12/15/2025	2,400	2,454,034
CPS Auto Receivables Trust 2020-A E†	4.09%	12/15/2025	11,448	11,803,435
CPS Auto Receivables Trust 2020-B E†	5.75%	12/15/2023	16,011	16,928,046
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	38,571	39,020,217
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	17,821	18,104,291
Drive Auto Receivables Trust 2017-1 D	3.84%	3/15/2023	3,037	3,075,509
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	128,530	129,881,579
Drive Auto Receivables Trust 2017-3 C	2.80%	7/15/2022	352	352,248
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	14,171	14,400,661
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	17,858	17,930,805
Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	1,978	1,980,147
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	68,935	69,472,796
Drive Auto Receivables Trust 2018-4 B	3.36%	10/17/2022	10,531	10,541,882
Drive Auto Receivables Trust 2018-4 C	3.66%	11/15/2024	66,556	67,322,965
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	45,962	47,368,639
Drive Auto Receivables Trust 2018-5 C	3.99%	1/15/2025	46,539	47,696,108
Drive Auto Receivables Trust 2019-2 B	3.17%	11/15/2023	22,380	22,713,102
Drive Auto Receivables Trust 2019-2 C	3.42%	6/16/2025	43,447	44,443,440
Drive Auto Receivables Trust 2019-2 D	3.69%	8/17/2026	27,276	28,189,236
Drive Auto Receivables Trust 2019-3 A2A	2.63%	9/15/2022	44,320	44,434,112
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	60,721	61,817,354

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Drive Auto Receivables Trust 2019-4 D	2.70%	2/16/2027	$50,871	$51,829,176
Enterprise Fleet Financing LLC 2017-3 A3†	2.36%	5/20/2023	34,253	34,568,785
Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	27,395	27,515,243
Exeter Automobile Receivables Trust 2019-4A B†	2.30%	12/15/2023	43,025	43,440,574
Fifth Third Auto Trust 2019-1 A2A	2.66%	5/16/2022	78,699	79,184,186
Fifth Third Auto Trust 2019-1 A3	2.64%	12/15/2023	87,251	89,171,168
Fifth Third Auto Trust 2019-1 A4	2.69%	11/16/2026	28,213	29,296,910
First Investors Auto Owner Trust 2018-1A B†	3.51%	5/15/2023	8,540	8,665,126
First Investors Auto Owner Trust 2018-2A C†	4.03%	1/15/2025	8,643	9,011,420
First Investors Auto Owner Trust 2018-2A D†	4.28%	1/15/2025	5,505	5,793,297
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	22,979	23,047,659
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	6,070	6,070,874
Flagship Credit Auto Trust 2019-1 A†	3.11%	8/15/2023	32,000	32,431,847
Ford Credit Auto Owner Trust 2016-2 A†	2.03%	12/15/2027	39,189	39,536,214
Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	38,244	39,278,921
Ford Credit Auto Owner Trust 2018-2 A†	3.47%	1/15/2030	96,580	102,874,350
Ford Credit Auto Owner Trust 2019-A A2A	2.78%	2/15/2022	35,556	35,717,570
Ford Credit Auto Owner Trust 2019-C A2A	1.88%	7/15/2022	85,596	85,956,693
Ford Credit Auto Owner Trust 2019-REV1 A†	3.52%	7/15/2030	50,338	54,215,969
Ford Credit Auto Owner Trust REV1 2016-1 A†	2.31%	8/15/2027	58,297	58,848,245
Foursight Capital Automobile Receivables Trust 2020-1 A3†	2.05%	10/15/2024	11,175	11,310,470
GM Financial Automobile Leasing Trust 2017 2 B	2.43%	6/21/2021	815	815,595
GM Financial Automobile Leasing Trust 2019-2 A2A	2.67%	6/21/2021	62,293	62,536,532
GM Financial Automobile Leasing Trust 2019-2 A3	2.67%	3/21/2022	46,349	46,972,083
GM Financial Automobile Leasing Trust 2020-1 A2A	1.67%	4/20/2022	56,354	56,578,909
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	13,645	14,336,130
Honda Auto Receivables Owner Trust 2019-1 A3	2.83%	3/20/2023	57,166	58,297,681
Honda Auto Receivables Owner Trust 2019-1 A4	2.90%	6/18/2024	11,166	11,589,095
Honda Auto Receivables Owner Trust 2020-1 A2	1.63%	10/21/2022	142,879	143,705,326
Hyundai Auto Receivables Trust 2019-B A2	1.93%	7/15/2022	45,935	46,230,137
Mercedes-Benz Auto Lease Trust 2018-B A3	3.21%	9/15/2021	17,342	17,477,633
Mercedes-Benz Auto Lease Trust 2020-A A2	1.82%	3/15/2022	69,906	70,165,631
Prestige Auto Receivables Trust 2019-1A D†	3.01%	8/15/2025	9,845	10,190,605
Santander Drive Auto Receivables Trust 2015-5 D	3.65%	12/15/2021	11,590	11,600,797
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	16,460	16,555,281
Santander Drive Auto Receivables Trust 2017-1 D	3.17%	4/17/2023	9,536	9,659,472
Santander Drive Auto Receivables Trust 2017-2 C	2.79%	8/15/2022	23,968	24,026,759
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	68,158	69,307,267
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	12,836	12,889,130
Santander Drive Auto Receivables Trust 2018-1 C	2.96%	3/15/2024	37,842	38,154,552
Santander Drive Auto Receivables Trust 2018-3 B	3.29%	10/17/2022	49,285	49,415,937
Santander Drive Auto Receivables Trust 2018-4 C	3.56%	7/15/2024	33,972	34,593,647

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Santander Drive Auto Receivables Trust 2018-5 B	3.52%	12/15/2022	$47,601	$47,792,251
Santander Drive Auto Receivables Trust 2018-5 C	3.81%	12/16/2024	44,093	44,900,308
Santander Drive Auto Receivables Trust 2019-3 C	2.49%	10/15/2025	66,714	67,728,520
Santander Retail Auto Lease Trust 2019-B D†	3.31%	6/20/2024	41,342	42,260,871
Santander Retail Auto Lease Trust 2020-A A2†	1.69%	1/20/2023	64,803	65,102,929
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%	9/15/2021	740	740,545
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%	12/15/2021	6,591	6,596,643
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%	2/15/2022	20,094	20,100,255
TCF Auto Receivables Owner Trust 2016-1A C†	2.51%	9/15/2022	5,943	5,959,086
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	8,752	8,759,211
Toyota Auto Receivables Owner Trust 2020-A A2	1.67%	11/15/2022	172,609	173,471,320
Westlake Automobile Receivables Trust 2018-2A C†	3.50%	1/16/2024	5,149	5,212,742
Westlake Automobile Receivables Trust 2018-3A A2A†	2.98%	1/18/2022	24,976	25,044,148
Westlake Automobile Receivables Trust 2019-1A B†	3.26%	10/17/2022	21,268	21,613,771
Westlake Automobile Receivables Trust 2019-1A C†	3.45%	3/15/2024	11,100	11,331,398
Westlake Automobile Receivables Trust 2019-2A A2A†	2.57%	2/15/2023	98,189	98,803,097
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	47,426	48,688,575
Westlake Automobile Receivables Trust 2019-3A B†	2.41%	10/15/2024	54,950	55,832,871
Westlake Automobile Receivables Trust 2019-3A C†	2.49%	10/15/2024	62,191	63,594,775
World Omni Auto Receivables Trust 2017-A A3	1.93%	9/15/2022	11,654	11,668,909
World Omni Auto Receivables Trust 2018-D A4	3.44%	12/16/2024	22,044	23,296,571
World Omni Auto Receivables Trust 2020-A A2	1.71%	11/15/2022	108,730	109,237,878
World Omni Automobile Lease Securitization Trust 2019-A A2	2.89%	11/15/2021	65,998	66,423,774
World Omni Select Auto Trust 2018-1A B†	3.68%	7/15/2023	10,171	10,389,952
World Omni Select Auto Trust 2018-1A D†	4.13%	1/15/2025	33,345	34,695,026
World Omni Select Auto Trust 2019-A C	2.38%	12/15/2025	13,418	13,701,520
World Omni Select Auto Trust 2019-A D	2.59%	12/15/2025	29,934	30,562,800
Total				4,917,296,805

Credit Cards 5.80%

American Express Credit Account Master Trust 2017-3 A	1.77%	11/15/2022	52,543	52,561,453
American Express Credit Account Master Trust 2017-6 A	2.04%	5/15/2023	120,724	121,232,224
American Express Credit Account Master Trust 2019-1 A	2.87%	10/15/2024	116,127	120,144,135
American Express Credit Account Master Trust 2019-1 B	3.07%	10/15/2024	32,359	33,497,493
American Express Credit Account Master Trust 2019-3 B	2.20%	4/15/2025	12,714	12,983,677
BA Credit Card Trust 2017-A2	1.84%	1/17/2023	130,482	130,770,091
Barclays Dryrock Issuance Trust 2017-1 A	1.989%(1 Mo. LIBOR + .33%) #	3/15/2023	101,590	101,602,130
Barclays Dryrock Issuance Trust 2017-2 A	1.959%(1 Mo. LIBOR + .30%) #	5/15/2023	168,102	168,239,911
Barclays Dryrock Issuance Trust 2018-1 A	1.989%(1 Mo. LIBOR + .33%) #	7/15/2024	25,054	25,066,507

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

Capital One Multi-Asset Execution Trust 2017-A1	2.00%	1/17/2023	$14,265	$14,265,167
Capital One Multi-Asset Execution Trust 2017-A4	1.99%	7/17/2023	178,623	179,231,426
Capital One Multi-Asset Execution Trust 2019-A1	2.84%	12/15/2024	158,746	163,630,392
Chase Issuance Trust 2018-A1	1.859%(1 Mo. LIBOR + .20%) #	4/17/2023	148,171	148,284,588
Citibank Credit Card Issuance Trust 2017-A3	1.92%	4/7/2022	18,149	18,154,779
Citibank Credit Card Issuance Trust 2017-A8	1.86%	8/8/2022	134,319	134,572,997
Citibank Credit Card Issuance Trust 2018-A1	2.49%	1/20/2023	32,112	32,420,082
Continental Credit Card 2016-1A C†	11.33%	1/15/2025	4,347	4,473,960	(a)
Discover Card Execution Note Trust 2015-A2 A	1.90%	10/17/2022	9,583	9,585,135
Discover Card Execution Note Trust 2017-A6	1.88%	2/15/2023	125,489	125,842,264
Discover Card Execution Note Trust 2018-A2	1.989%(1 Mo. LIBOR + .33%) #	8/15/2025	5,100	5,106,333
Discover Card Execution Note Trust 2019-A1	3.04%	7/15/2024	25,946	26,836,726
First National Master Note Trust 2017-2 A	2.099%(1 Mo. LIBOR + .44%) #	10/16/2023	123,149	123,374,461
Golden Credit Card Trust 2018-1A A†	2.62%	1/15/2023	147,428	149,035,909
Golden Credit Card Trust 2018-4A A†	3.44%	10/15/2025	62,508	66,591,329
Master Credit Card Trust 2019-1A B†	3.57%	7/21/2022	7,742	7,850,738
Master Credit Card Trust II Series 2018-1A A†	2.129%(1 Mo. LIBOR + .49%) #	7/21/2024	149,590	149,782,672
Perimeter Master Note Business Trust 2019-1A A†	4.31%	12/15/2022	99,892	101,054,044	(a)
Perimeter Master Note Business Trust 2019-1A B†	6.02%	12/15/2022	14,959	15,345,792
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%	3/15/2023	18,713	18,717,702
Synchrony Credit Card Master Note Trust 2015-1 B	2.64%	3/15/2023	9,594	9,596,613
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%	5/15/2024	134,727	136,097,551
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%	5/15/2024	42,808	43,311,953
Synchrony Credit Card Master Note Trust 2017-1 A	1.93%	6/15/2023	66,569	66,644,463
Synchrony Credit Card Master Note Trust 2017-1 B	2.19%	6/15/2023	33,423	33,452,842
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%	10/15/2025	36,807	37,884,724
Trillium Credit Card Trust II 2019-2A A†	3.038%	1/26/2024	69,423	70,467,823
World Financial Network Credit Card Master Trust 2015-B A	2.55%	6/17/2024	37,818	38,022,452
World Financial Network Credit Card Master Trust 2016-A	2.03%	4/15/2025	193,189	194,652,774
World Financial Network Credit Card Master Trust 2017-A	2.12%	3/15/2024	110,156	110,270,749
World Financial Network Credit Card Master Trust 2017-C A	2.31%	8/15/2024	49,120	49,372,123
World Financial Network Credit Card Master Trust 2018-C A	3.55%	8/15/2025	95,554	99,027,158
World Financial Network Credit Card Master Trust 2018-C M	3.95%	8/15/2025	19,966	20,665,038
World Financial Network Credit Card Master Trust 2019-A	3.14%	12/15/2025	132,685	137,620,484
World Financial Network Credit Card Master Trust 2019-A M	3.61%	12/15/2025	29,519	30,551,489
World Financial Network Credit Card Master Trust 2019-B A	2.49%	4/15/2026	4,451	4,571,999
World Financial Network Credit Card Master Trust 2019-C A	2.21%	7/15/2026	65,952	67,341,899
Total				3,409,806,251

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Home Equity 0.00%

Meritage Mortgage Loan Trust 2004-2 M3	2.602%(1 Mo. LIBOR + .98%)	#	1/25/2035	$36	$34,642

Other 11.14%

A10 Bridge Asset Financing LLC 2019-B A1†	3.085%		8/15/2040	85,700	85,886,526
ACAM Ltd. 2019-FL1 A†	3.058%(1 Mo. LIBOR + 1.40%)	#	11/17/2034	95,022	95,286,793	(a)
ACAM Ltd. 2019-FL1 AS†	3.408%(1 Mo. LIBOR + 1.75%)	#	11/17/2034	25,000	25,082,685	(a)
Ally Master Owner Trust 2018-2 A	3.29%		5/15/2023	1,893	1,936,997
ALM VII Ltd. 2012-7A A1A2†	3.001%(3 Mo. LIBOR + 1.17%)	#	7/15/2029	48,750	48,778,363
Ammc Clo 19 Ltd. 2016-19A AR†	2.971%(3 Mo. LIBOR + 1.14%)	#	10/16/2028	83,984	83,928,043
Ammc Clo Ltd. 2016-19A BR†	3.631%(3 Mo. LIBOR + 1.80%)	#	10/16/2028	31,604	31,624,852
Ammc Clo Ltd. 2016-19A CR†	4.381%(3 Mo. LIBOR + 2.55%)	#	10/16/2028	13,000	13,007,379
Amur Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%		7/20/2022	34,022	34,750,666
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%		6/20/2024	54,339	55,154,503
Anchorage Capital CLO 3-R Ltd. 2014-3RA A†	2.845%(3 Mo. LIBOR + 1.05%)	#	1/28/2031	34,008	33,939,678
Anchorage Capital CLO 4-R Ltd. 2014-4RA A†	2.845%(3 Mo. LIBOR + 1.05%)	#	1/28/2031	42,636	42,528,574
Apex Credit CLO Ltd. 2016-1A AS1R†	3.094%(3 Mo. LIBOR + 1.30%)	#	10/27/2028	73,025	72,977,051
Apex Credit CLO Ltd. 2016-1A B1R†	3.644%(3 Mo. LIBOR + 1.85%)	#	10/27/2028	16,704	16,714,422
Apex Credit CLO Ltd. 2017-1A B†	3.751%(3 Mo. LIBOR + 1.95%)	#	4/24/2029	18,374	18,385,276
Apidos CLO XXII 2015-22A A1R†(b)	Zero Coupon	#(c)	4/20/2031	84,581	84,581,000
Aqua Finance Trust 2019-A 2019-A A†	3.14%		7/16/2040	72,297	73,551,271
Arbor Realty Collateralized Loan Obligation Ltd. 2017-FL3 A†	2.648%(1 Mo. LIBOR + .99%)	#	12/15/2027	47,836	47,864,831
Arbor Realty Commercial Real Estate Notes Ltd. 2017-FL2 A†	2.648%(1 Mo. LIBOR + .99%)	#	8/15/2027	18,704	18,719,266
Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†	2.808%(1 Mo. LIBOR + 1.15%)	#	6/15/2028	35,293	35,311,179
Arbor Realty Commercial Real Estate Notes Ltd. 2019-FL1 A†	2.808%(1 Mo. LIBOR + 1.15%)	#	5/15/2037	77,912	77,904,419
Ares XLI Clo Ltd. 2016-41A AR†	3.031%(3 Mo. LIBOR + 1.20%)	#	1/15/2029	93,370	93,522,632

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Ascentium Equipment Receivables 2019-1A A2†	2.84%		6/10/2022	$63,072	$63,643,802
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	5,480	5,495,922
Atrium IX-9A AR†	2.853%(3 Mo. LIBOR + 1.24%)	#	5/28/2030	22,050	22,073,428
Avery Point V CLO Ltd. 2014-5A AR†	2.816%(3 Mo. LIBOR + .98%)	#	7/17/2026	26,274	26,301,857
B2R Mortgage Trust 2015-2 A†	3.336%		11/15/2048	5,980	5,999,158
Bain Capital Credit CLO 2017-1A A1†	3.069%(3 Mo. LIBOR + 1.25%)	#	7/20/2030	18,921	18,935,741
BDS Ltd. 2019-FL3 A†	3.058%(1 Mo. LIBOR + 1.40%)	#	1/15/2036	44,031	44,154,859
Benefit Street Partners CLO IV Ltd. 2014-IVA A1RR†	3.069%(3 Mo. LIBOR + 1.25%)	#	1/20/2029	38,900	38,935,699
Benefit Street Partners CLO IV Ltd. 2014-IVA A2RR†	3.569%(3 Mo. LIBOR + 1.75%)	#	1/20/2029	26,500	26,514,647
BlueMountain CLO Ltd. 2012-2A AR2†	2.745%(3 Mo. LIBOR + 1.05%)	#	11/20/2028	52,910	52,887,169
BlueMountain CLO Ltd. 2013-1A A1R2†	3.049%(3 Mo. LIBOR + 1.23%)	#	1/20/2029	74,000	74,081,333
BlueMountain CLO Ltd. 2013-1A A2R2†	3.569%(3 Mo. LIBOR + 1.75%)	#	1/20/2029	27,442	27,460,551
Bowman Park CLO Ltd. 2014-1A AR†	2.863%(3 Mo. LIBOR + 1.18%)	#	11/23/2025	23,014	23,042,535
BSPRT Issuer, Ltd. 2019 FL5 A†	2.808%(1 Mo. LIBOR + 1.15%)	#	5/15/2029	48,248	48,272,341
Carlyle Global Market Strategies CLO Ltd. 2013-2A AR†	2.709%(3 Mo. LIBOR + .89%)	#	1/18/2029	32,350	32,190,628
Cent CLO Ltd. 2013-19A A1A†	3.105%(3 Mo. LIBOR + 1.33%)	#	10/29/2025	7,708	7,713,270
Colombia Cent CLO Ltd. 2018-27A A2A†	3.394%(3 Mo. LIBOR + 1.60%)	#	10/25/2028	7,358	7,386,913
Colony American Finance Ltd. 2018-1 A†	3.804%		6/15/2051	40,282	42,280,752
Conn's Receivables Funding LLC 2018-A†	3.25%		1/15/2023	3,094	3,111,660
Conn's Receivables Funding LLC 2019-B A†	2.66%		6/17/2024	53,029	53,371,311
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	2,961	2,973,992
Diamond Resorts Owner Trust 2018-1 A†	3.70%		1/21/2031	35,463	36,907,583
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031	21,190	22,033,395
DLL LLC 2018-1 A3†	3.10%		4/18/2022	84,387	85,072,993
DLL LLC 2018-1 A4†	3.27%		4/17/2026	64,285	66,172,909
DLL Securitization Trust 2017-A A3†	2.14%		12/15/2021	18,466	18,505,510
DLL Securitization Trust 2017-A A4†	2.43%		11/17/2025	32,826	33,222,801
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	1,620	1,652,583
Dryden 30 Senior Loan Fund 2013-30A AR†	2.512%(3 Mo. LIBOR + .82%)	#	11/15/2028	27,500	27,526,909

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

Dryden XXV Senior Loan Fund 2012-25A BRR†	3.181%(3 Mo. LIBOR + 1.35%) #	10/15/2027		$26,320	$26,309,659
Elm CLO Ltd. 2014-1A ARR†	3.006%(3 Mo. LIBOR + 1.17%) #	1/17/2029		23,117	23,075,785
Elm CLO Ltd. 2014-1A BRR†	3.586%(3 Mo. LIBOR + 1.75%) #	1/17/2029		13,718	13,729,397
Engs Commercial Finance Trust 2016-1A A2†	2.63%	2/22/2022		2,267	2,270,025
ENVA LLC 2019-A A†	3.96%	6/22/2026		11,069	11,120,011
Fairstone Financial Issuance Trust I 2019-1A A†(d)	3.948%	3/21/2033	CAD	17,751	13,363,802
Fairstone Financial Issuance Trust I 2019-1A B†(d)	5.084%	3/21/2033	CAD	7,974	6,129,985	(a)
Fairstone Financial Issuance Trust I 2019-1A C†(d)	6.299%	3/21/2033	CAD	15,035	11,617,583	(a)
Fairstone Financial Issuance Trust I 2019-1A D†(d)	7.257%	3/21/2033	CAD	8,879	6,895,224	(a)
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%	9/15/2022		$158,386	159,016,075
Ford Credit Floorplan Master Owner Trust 2019-1 A	2.84%	3/15/2024		137,580	141,721,254
Ford Credit Floorplan Master Owner Trust 2019-2 A	3.06%	4/15/2026		92,215	97,670,854
FREED ABS TRUST 2018-2 A†	3.99%	10/20/2025		25,062	25,293,134
GPMT Ltd. 2019-FL2 A†	2.958%(1 Mo. LIBOR + 1.30%) #	2/22/2036		37,750	37,856,168
Grand Avenue CRE 2019-FL1 A†	2.779%(1 Mo. LIBOR + 1.12%) #	6/15/2037		120,644	120,680,531
Grand Avenue CRE 2019-FL1 AS†	3.159%(1 Mo. LIBOR + 1.50%) #	6/15/2037		43,369	43,465,075
Great American Auto Leasing, Inc. 2019-1 A4†	3.21%	2/18/2025		17,040	17,837,107
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 A†	3.208%(1 Mo. LIBOR + 1.55%) #	9/15/2028		52,464	52,781,481
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 AS†	3.808%(1 Mo. LIBOR + 2.15%) #	9/15/2028		22,123	22,057,509
Greywolf CLO IV Ltd. 2019-1A A2†	3.786%(3 Mo. LIBOR + 1.95%) #	4/17/2030		33,591	33,616,942
Halcyon Loan Advisors Funding Ltd. 2015-2A AR†	2.874%(3 Mo. LIBOR + 1.08%) #	7/25/2027		21,871	21,886,749
Halcyon Loan Advisors Funding Ltd. 2015-2A BR†	3.444%(3 Mo. LIBOR + 1.65%) #	7/25/2027		17,477	17,447,107
Halcyon Loan Advisors Funding Ltd. 2017-2A A2†	3.536%(3 Mo. LIBOR + 1.70%) #	1/17/2030		23,027	22,935,548
HPEFS Equipment Trust 2020-1A A2†	1.73%	2/20/2030		40,612	40,779,630
HPEFS Equipment Trust 2020-1A A3†	1.76%	2/20/2030		30,701	30,974,055
HPEFS Equipment Trust 2020-1A B†	1.89%	2/20/2030		9,253	9,347,157
HPS Loan Management 10-2016 Ltd. A2R†	3.569%(3 Mo. LIBOR +1.75%) #	1/20/2028		40,584	40,655,217
Hyundai Floorplan Master Owner Trust 2019-1 A†	2.68%	4/15/2024		104,777	107,915,406
Jamestown CLO IX Ltd. 2016-9A A1AR†	2.989%(3 Mo. LIBOR + 1.17%) #	10/20/2028		39,750	39,800,276

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Jamestown CLO IX Ltd. 2016-9A A2R†	3.669%(3 Mo. LIBOR + 1.85%)	#	10/20/2028	$24,850	$24,902,627
Jamestown CLO VII Ltd. 2015-7A A1R†	2.624%(3 Mo. LIBOR + .83%)	#	7/25/2027	11,585	11,591,363
Jamestown CLO VII Ltd. 2015-7A A2R†	3.094%(3 Mo. LIBOR + 1.30%)	#	7/25/2027	35,299	35,209,863
JFIN CLO Ltd. 2013-1A A1NR†	3.209%(3 Mo. LIBOR + 1.39%)	#	1/20/2030	74,236	74,419,847
JFIN CLO Ltd. 2013-1A A2R†	4.019%(3 Mo. LIBOR + 2.20%)	#	1/20/2030	37,130	37,095,916
JFIN CLO Ltd. 2014-1A B1R†	3.269%(3 Mo. LIBOR + 1.45%)	#	4/21/2025	9,750	9,740,646
KKR CLO 28 LTD-28A A†(b)	Zero Coupon	#(c)	3/15/2031	43,725	43,704,846
KKR CLO Ltd. 16 A2R†	3.619%(3 Mo. LIBOR + 1.80%)	#	1/20/2029	22,750	22,798,294
KREF Ltd. 2018-FL1 A†	2.758%(1 Mo. LIBOR + 1.10%)	#	6/15/2036	13,341	13,373,056
KVK CLO Ltd. 2016-1A B†	4.081%(3 Mo. LIBOR + 2.25%)	#	1/15/2029	7,875	7,881,504
LCM XXII Ltd. 22A A1R†	2.979%(3 Mo. LIBOR + 1.16%)	#	10/20/2028	11,750	11,768,922
LMREC, Inc. 2015-CRE1 AR†	2.609%(1 Mo. LIBOR + .98%)	#	2/22/2032	3,503	3,499,874
LMREC, Inc. 2015-CRE1 BR†	3.879%(1 Mo. LIBOR + 2.25%)	#	2/22/2032	12,355	12,361,301
LMREC, Inc. 2019-CRE3 A†	3.029%(1 Mo. LIBOR + 1.40%)	#	12/22/2035	105,572	105,957,802
LoanCore Issuer Ltd. 2019-CRE2 A†	2.789%(1 Mo. LIBOR + 1.13%)	#	5/15/2036	115,182	115,268,744
M360 LLC 2018-CRE1 A†	4.395%		7/24/2028	24,069	24,140,729
M360 LLC 2019-CRE2 A†	3.058%(1 Mo. LIBOR + 1.40%)	#	9/15/2034	85,455	85,644,103
M360 LLC 2019-CRE2 B†	3.908%(1 Mo. LIBOR + 2.25%)	#	9/15/2034	8,069	8,089,445
Madison Park Funding XI Ltd. 2013-11A AR†	2.966%(3 Mo. LIBOR + 1.16%)	#	7/23/2029	7,639	7,627,018
Madison Park Funding XVI Ltd. 2015-16A A2R†	3.719%(3 Mo. LIBOR + 1.90%)	#	4/20/2026	13,623	13,632,731
Magnetite VII Ltd. 2012-7A A1R2†	2.631%(3 Mo. LIBOR + .80%)	#	1/15/2028	35,000	34,970,047
Magnetite XVIII Ltd. 2016-18A AR†	2.772%(3 Mo. LIBOR + 1.08%)	#	11/15/2028	6,653	6,649,849
Mercedes-Benz Master Owner Trust 2019-BA A†	2.61%		5/15/2024	83,702	86,238,673
Mercer Field II CLO Ltd. 2017-1A A1†	3.161%(3 Mo. LIBOR + 1.33%)	#	4/15/2029	14,994	15,011,358

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

MidOcean Credit CLO VI 2016-6A BR†	3.719%(3 Mo. LIBOR + 1.90%)	#	1/20/2029	$31,307	$31,376,924
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.019%(3 Mo. LIBOR + 1.20%)	#	4/18/2025	25,655	25,672,436
Mountain View CLO 2017-1A BR†(b)	Zero Coupon	#(c)	10/16/2029	37,002	37,001,623
Mountain View CLO LLC 2017-1A AR†(b)	Zero Coupon	#(c)	10/16/2029	91,147	91,146,600
Mountain View CLO XIV Ltd. 2019-1A A1†	3.271%(3 Mo. LIBOR + 1.44%)	#	4/15/2029	53,715	53,750,162
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	5,339	5,442,790
Navient Private Education Refi Loan Trust 2019-A A1†	3.03%		1/15/2043	21,831	21,993,144
Newark BSL CLO 1 Ltd. 2016-1A A1R†	2.804%(3 Mo. LIBOR + 1.10%)	#	12/21/2029	95,907	96,010,083
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%		4/18/2022	70,279	70,330,058
NextGear Floorplan Master Owner Trust 2018-2A A2†	3.69%		10/15/2023	48,361	50,196,339
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%		10/15/2023	19,277	19,905,517
Nissan Master Owner Trust Receivables 2019-A A	2.218%(1 Mo. LIBOR + .56%)	#	2/15/2024	85,000	85,419,441
Northwoods Capital 20 Ltd. 2019-20A B†	3.901%(3 Mo. LIBOR + 2.00%)	#	1/25/2030	31,574	31,616,132
Northwoods Capital Ltd. 2019-20A A1†	3.221%(3 Mo. LIBOR + 1.32%)	#	1/25/2030	19,083	19,082,609
Oaktree CLO 2014-1A A1R†	2.997%(3 Mo. LIBOR + 1.29%)	#	5/13/2029	26,733	26,723,170
Oaktree CLO 2014-1A A2R†	3.557%(3 Mo. LIBOR + 1.85%)	#	5/13/2029	17,750	17,725,743
Oaktree CLO Ltd. 2015-1A A1R†	2.689%(3 Mo. LIBOR + .87%)	#	10/20/2027	24,533	24,540,377
OCP CLO Ltd. 2015-10A A2AR†	3.094%(3 Mo. LIBOR + 1.30%)	#	10/26/2027	24,351	24,309,801
OCP CLO Ltd. 2015-9A A2R†	3.181%(3 Mo. LIBOR + 1.35%)	#	7/15/2027	25,719	25,714,445
OCP CLO Ltd. 2016-12A A1R†	2.939%(3 Mo. LIBOR + 1.12%)	#	10/18/2028	38,344	38,370,036
OCP CLO Ltd. 2016-12A A2R†	3.419%(3 Mo. LIBOR + 1.60%)	#	10/18/2028	28,451	28,474,048
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	1,933	1,935,353
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	7,689	8,139,252
OneMain Financial Issuance Trust 2019-1A A†	3.48%		2/14/2031	83,586	85,362,186
OneMain Financial Issuance Trust 2019-1A B†	3.79%		2/14/2031	18,443	19,227,971
Orange Lake Timeshare Trust 2019-A†	3.06%		4/9/2038	13,846	14,278,198
Orec Ltd. 2018-CRE1 A†	2.838%(1 Mo. LIBOR + 1.18%)	#	6/15/2036	70,853	70,899,274

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

OZLM Funding III Ltd. 2013-3A A1RR†	2.982%(3 Mo. LIBOR + 1.18%)	#	1/22/2029	$69,153	$69,210,130
OZLM Funding III Ltd. 2013-3A A2AR†	3.752%(3 Mo. LIBOR + 1.95%)	#	1/22/2029	23,550	23,580,836
OZLM VIII Ltd. 2014-8A A1RR†	3.006%(3 Mo. LIBOR + 1.17%)	#	10/17/2029	19,539	19,551,507
Palmer Square Loan Funding Ltd. 2018-1A A1†	2.431%(3 Mo. LIBOR + .60%)	#	4/15/2026	50,148	50,003,996
Palmer Square Loan Funding Ltd. 2018-1A A2†	2.881%(3 Mo. LIBOR + 1.05%)	#	4/15/2026	29,189	29,112,487
Palmer Square Loan Funding Ltd. 2018-5A A1†	2.669%(3 Mo. LIBOR + .85%)	#	1/20/2027	55,965	55,939,805
Palmer Square Loan Funding Ltd. 2018-5A A2†	3.219%(3 Mo. LIBOR + 1.40%)	#	1/20/2027	18,310	18,253,702
Parallel Ltd. 2015-1A AR†	2.669%(3 Mo. LIBOR + .85%)	#	7/20/2027	32,967	33,004,047
PFS Financing Corp. 2018-B A†	2.89%		2/15/2023	80,262	81,342,551
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	26,471	28,195,140
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	74,297	74,228,967
Prima Capital CRE Securitization Ltd. 2013-3A A†	2.214%		10/24/2035	2,050	2,061,560	(a)
Prima Capital CRE Securitization Ltd. 2013-3A C†	5.00%		10/24/2035	35,011	36,138,592
Ready Capital Mortgage Financing LLC 2018-FL2 A†	2.477%(1 Mo. LIBOR + .85%)	#	6/25/2035	10,537	10,528,192
Recette CLO Ltd. 2015-1A AR†	2.739%(3 Mo. LIBOR + .92%)	#	10/20/2027	6,478	6,483,973
Regatta VI Funding Ltd. 2016-1A AR†	2.899%(3 Mo. LIBOR + 1.08%)	#	7/20/2028	37,010	37,053,827
Salem Fields CLO Ltd. 2016-2A A1R†	2.944%(3 Mo. LIBOR + 1.15%)	#	10/25/2028	5,450	5,466,036
Salem Fields CLO Ltd. 2016-2A A2R†	3.494%(3 Mo. LIBOR + 1.70%)	#	10/25/2028	30,313	30,345,520
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	14,167	14,275,773
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	45,063	45,830,937
SCF Equipment Leasing LLC 2019-1A A1†	3.04%		3/20/2023	35,384	35,529,673
SCF Equipment Leasing LLC 2019-1A A2†	3.23%		10/20/2024	70,120	71,069,733
SCF Equipment Leasing LLC 2019-2A A1†	2.22%		6/20/2024	58,599	58,996,443
SCF Equipment Leasing LLC 2019-2A A2†	2.47%		4/20/2026	101,195	102,844,053
Seneca Park CLO Ltd. 2014-1A AR†	2.956%(3 Mo. LIBOR + 1.12%)	#	7/17/2026	6,135	6,141,048
Shackleton CLO Ltd. 2016-9A B†	3.719%(3 Mo. LIBOR + 1.90%)	#	10/20/2028	15,000	14,943,667
SLC Student Loan Trust 2008-1 A4A	3.494%(3 Mo. LIBOR + 1.60%)	#	12/15/2032	24,778	25,238,248

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

SLM Student Loan Trust 2011-1 A1	2.147%(1 Mo. LIBOR + .52%)	#	3/25/2026	$785	$785,180
SoFi Consumer Loan Program LLC 2016-2A A†	3.09%		10/27/2025	675	678,021
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%		11/26/2040	14,926	14,938,478
SoFi Professional Loan Program LLC 2017-F A1FX†	2.05%		1/25/2041	3,674	3,675,705
SoFi Professional Loan Program LLC 2018-A A2A†	2.39%		2/25/2042	13,927	13,965,613
Sound Point CLO III-R Ltd. 2013-2RA B†	3.281%(3 Mo. LIBOR + 1.45%)	#	4/15/2029	10,000	9,840,348
Sound Point CLO XI Ltd. 2016-1A AR†	2.919%(3 Mo. LIBOR + 1.10%)	#	7/20/2028	43,040	43,075,861
Sound Point CLO XII Ltd. 2016-2A BR†	3.619%(3 Mo. LIBOR + 1.80%)	#	10/20/2028	13,099	13,109,977
Sound Point Clo XV Ltd. 2017-1A AR†	2.956%(3 Mo. LIBOR + 1.15%)	#	1/23/2029	67,816	67,827,169
Sound Point Clo XV Ltd. 2017-1A B†	3.556%(3 Mo. LIBOR + 1.75%)	#	1/23/2029	18,414	18,442,540
TCW CLO AMR Ltd. 2019-1A A†	3.132%#		2/15/2029	67,922	67,495,623
Textainer Marine Containers VII Ltd. 2018-1A A†	4.11%		7/20/2043	12,847	13,306,987
Thacher Park CLO Ltd. 2014-1A AR†	2.979%(3 Mo. LIBOR + 1.16%)	#	10/20/2026	27,758	27,814,028
Towd Point Asset Trust 2018-SL1 A†	2.227%(1 Mo. LIBOR + .60%)	#	1/25/2046	63,391	63,144,417
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	2.788%(1 Mo. LIBOR + 1.13%)	#	11/15/2037	76,177	76,238,213
TRTX Issuer Ltd. 2019-FL3 A†	2.808%(1 Mo. LIBOR + 1.15%)	#	10/15/2034	17,600	17,638,720
Westgate Resorts LLC 2016-1A A†	3.50%		12/20/2028	11,107	11,158,541
WhiteHorse VIII Ltd. 2014-1A BR†	3.213%(3 Mo. LIBOR + 1.45%)	#	5/1/2026	55,578	55,658,010
Total					6,547,993,547

Total Asset-Backed Securities (cost $14,732,786,324)					14,875,131,245

				Shares (000)
COMMON STOCKS 0.00%

Oil

Chaparral Energy, Inc. Class A*				1,906	1,021,434
Templar Energy LLC Class A Units				178	14,212	(e)
Total Common Stocks (cost $56,269,562)					1,035,646

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BOND 0.07%

Technology

Weibo Corp. (China)(f) (cost $42,841,304)	1.25%	11/15/2022	$44,445	$42,249,417

CORPORATE BONDS 36.41%

Aerospace/Defense 0.10%

Arconic, Inc.	5.125%	10/1/2024	35,383	37,990,550
Arconic, Inc.	5.40%	4/15/2021	8,926	9,028,828
Triumph Group, Inc.	5.25%	6/1/2022	12,442	12,228,147
Total				59,247,525

Air Transportation 0.21%

Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(f)	3.875%	9/15/2024	9,106	9,432,566
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(f)	5.00%	6/15/2025	5,078	5,373,268
American Airlines 2011-1 Class A Pass-Through Trust	5.25%	7/31/2022	3,938	4,060,798
American Airlines 2013-1 Class B Pass-Through Trust†	5.625%	7/15/2022	6,774	6,934,361
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022	16,123	16,330,612
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024	14,909	15,510,389
American Airlines Group, Inc.†	3.75%	3/1/2025	45,663	42,209,736
Continental Airlines Pass-Through Trust 2012-1 Class B	6.25%	10/11/2021	2,522	2,532,022
United Airlines 2014-1 Class B Pass-Through Trust	4.75%	10/11/2023	5,515	5,740,003
United Airlines, Inc.	6.636%	7/2/2022	4,941	5,331,513
US Airways 2012-2 Class B Pass-Through Trust	6.75%	12/3/2022	7,285	7,650,801
Total				121,106,069

Auto Parts: Original Equipment 0.36%

Aptiv Corp.	4.15%	3/15/2024	6,200	6,765,225
IHO Verwaltungs GmbH PIK 5.50% (Germany)†(f)	4.75%	9/15/2026	16,763	16,969,562
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	19,774	20,100,241
Titan International, Inc.	6.50%	11/30/2023	14,031	10,564,150
ZF North America Capital, Inc.†	4.00%	4/29/2020	37,681	37,755,620
ZF North America Capital, Inc.†	4.50%	4/29/2022	26,209	27,222,852
ZF North America Capital, Inc.†	4.75%	4/29/2025	90,469	94,634,047
Total				214,011,697

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive 2.03%

Aston Martin Capital Holdings Ltd. (Jersey)†(f)	6.50%	4/15/2022	$14,996	$13,871,300
BMW Finance NV (Netherlands)†(f)	2.503%(3 Mo. LIBOR + .79%) #	8/12/2022	30,457	30,717,304
Daimler Finance North America LLC†	2.133%(3 Mo. LIBOR + .45%) #	2/22/2021	3,000	3,007,492
Daimler Finance North America LLC†	2.143%(3 Mo. LIBOR + .43%) #	2/12/2021	9,077	9,084,505
Daimler Finance North America LLC†	2.301%(3 Mo. LIBOR + .55%) #	5/4/2021	23,350	23,446,563
Daimler Finance North America LLC†	2.411%(3 Mo. LIBOR + .67%) #	11/5/2021	1,000	1,003,485
Daimler Finance North America LLC†	2.563%(3 Mo. LIBOR + .88%) #	2/22/2022	2,100	2,110,493
Daimler Finance North America LLC†	2.591%(3 Mo. LIBOR + .84%) #	5/4/2023	7,070	7,107,081
Daimler Finance North America LLC†	2.592%(3 Mo. LIBOR + .90%) #	2/15/2022	28,965	29,239,083
Daimler Finance North America LLC†	2.70%	6/14/2024	28,125	29,043,871
Daimler Finance North America LLC†	3.35%	2/22/2023	3,850	4,016,427
Daimler Finance North America LLC†	3.65%	2/22/2024	22,690	24,233,380
Daimler Finance North America LLC†	3.70%	5/4/2023	7,300	7,714,113
Ford Motor Credit Co. LLC	2.843%(3 Mo. LIBOR + 1.08%) #	8/3/2022	31,901	31,075,866
Ford Motor Credit Co. LLC	2.865%(3 Mo. LIBOR + .93%) #	9/24/2020	33,368	33,383,870
Ford Motor Credit Co. LLC	2.979%	8/3/2022	21,161	21,381,351
Ford Motor Credit Co. LLC	3.087%	1/9/2023	25,234	25,317,570
Ford Motor Credit Co. LLC	3.096%	5/4/2023	6,483	6,511,209
Ford Motor Credit Co. LLC	3.219%	1/9/2022	15,768	15,841,274
Ford Motor Credit Co. LLC	3.336%	3/18/2021	10,000	10,089,025
Ford Motor Credit Co. LLC	3.339%	3/28/2022	25,368	25,644,620
Ford Motor Credit Co. LLC	3.81%	1/9/2024	20,000	20,238,948
Ford Motor Credit Co. LLC	5.584%	3/18/2024	153,525	164,363,595
Ford Motor Credit Co. LLC	5.596%	1/7/2022	17,541	18,512,937
Ford Motor Credit Co. LLC	5.875%	8/2/2021	48,692	50,912,804
General Motors Financial Co., Inc.	2.90%	2/26/2025	30,124	30,410,051
General Motors Financial Co., Inc.	3.15%	6/30/2022	55,893	57,096,391
General Motors Financial Co., Inc.	3.45%	1/14/2022	4,963	5,081,095
General Motors Financial Co., Inc.	3.55%	7/8/2022	10,607	10,952,514
General Motors Financial Co., Inc.	3.70%	5/9/2023	17,096	17,765,811
General Motors Financial Co., Inc.	3.95%	4/13/2024	31,758	33,532,020
General Motors Financial Co., Inc.	4.25%	5/15/2023	13,110	13,840,462
General Motors Financial Co., Inc.	5.10%	1/17/2024	95,239	104,304,139

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)

Harley-Davidson Financial Services, Inc.†	2.52%(3 Mo. LIBOR + .94%) #	3/2/2021	$7,300	$7,331,430
Hyundai Capital America	2.707%(3 Mo. LIBOR + .82%) #	3/12/2021	2,732	2,741,314
Hyundai Capital America†	3.00%	6/20/2022	8,450	8,667,940
Hyundai Capital America†	3.25%	9/20/2022	23,225	24,051,525
Hyundai Capital America†	3.45%	3/12/2021	20,366	20,714,042
Hyundai Capital Services, Inc. (South Korea)†(f)	3.00%	8/29/2022	38,997	40,194,287
Nissan Motor Acceptance Corp.†	1.90%	9/14/2021	4,610	4,617,631
Nissan Motor Acceptance Corp.†	2.414%(3 Mo. LIBOR + .52%) #	3/15/2021	11,260	11,280,721
Nissan Motor Acceptance Corp.†	2.498%(3 Mo. LIBOR + .65%) #	7/13/2022	40,215	40,117,541
Nissan Motor Acceptance Corp.†	2.55%	3/8/2021	1,165	1,175,593
Nissan Motor Acceptance Corp.†	2.60%	9/28/2022	25,830	26,334,769
Nissan Motor Acceptance Corp.†	2.65%	7/13/2022	10,430	10,641,622
Nissan Motor Acceptance Corp.†	2.651%(3 Mo. LIBOR + .69%) #	9/28/2022	53,835	53,770,283
Nissan Motor Acceptance Corp.†	2.738%(3 Mo. LIBOR + .89%) #	1/13/2022	8,696	8,755,409
Nissan Motor Acceptance Corp.†	2.80%	1/13/2022	4,555	4,638,117
Nissan Motor Acceptance Corp.†	3.45%	3/15/2023	3,862	4,046,744
Nissan Motor Acceptance Corp.†	3.875%	9/21/2023	7,008	7,476,856
Volkswagen Group of America Finance LLC†	2.477%(3 Mo. LIBOR + .77%) #	11/13/2020	9,310	9,342,956
Volkswagen Group of America Finance LLC†	2.653%(3 Mo. LIBOR + .94%) #	11/12/2021	750	757,692
Volkswagen Group of America Finance LLC†	2.795%(3 Mo. LIBOR + .86%) #	9/24/2021	1,000	1,009,668
Volkswagen Group of America Finance LLC†	4.25%	11/13/2023	22,735	24,643,815
Total				1,193,160,604

Banks: Regional 6.53%

ABN AMRO Bank NV (Netherlands)†(f)	4.75%	7/28/2025	27,850	31,057,014
ABN AMRO Bank NV (Netherlands)(f)	6.25%	4/27/2022	64,981	70,569,193
AIB Group plc (Ireland)†(f)	4.263%(3 Mo. LIBOR + 1.87%) #	4/10/2025	29,576	31,645,864
AIB Group plc (Ireland)†(f)	4.75%	10/12/2023	22,919	24,958,595
Akbank T.A.S. (Turkey)†(f)	5.00%	10/24/2022	20,000	19,983,200
ASB Bank Ltd. (New Zealand)†(f)	3.75%	6/14/2023	31,956	34,272,626

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Associated Bank NA	3.50%	8/13/2021	$27,007	$27,699,940
Australia & New Zealand Banking Group Ltd. (Australia)†(f)	4.50%	3/19/2024	11,744	12,674,547
Banco de Credito del Peru (Peru)†(f)	2.70%	1/11/2025	17,552	17,639,760
Bancolombia SA (Colombia)(f)	3.00%	1/29/2025	35,102	35,128,327
Bank of America Corp.	2.456%(3 Mo. LIBOR + .87%) #	10/22/2025	43,624	44,745,957
Bank of America Corp.	2.801%(3 Mo. LIBOR + 1.00%) #	4/24/2023	11,026	11,125,199
Bank of America Corp.	2.999%(3 Mo. LIBOR + 1.18%) #	10/21/2022	9,363	9,520,765
Bank of America Corp.	3.004%(3 Mo. LIBOR + .79%) #	12/20/2023	145,834	151,195,247
Bank of America Corp.	3.95%	4/21/2025	46,800	51,112,801
Bank of America Corp.	4.00%	1/22/2025	25,473	27,769,714
Bank of America Corp.	4.20%	8/26/2024	72,450	79,583,741
Bank of Ireland Group plc (Ireland)†(f)	4.50%	11/25/2023	30,413	32,945,396
BankUnited, Inc.	4.875%	11/17/2025	21,500	24,575,986
Barclays Bank plc (United Kingdom)(f)	2.308%(3 Mo. LIBOR + .46%) #	1/11/2021	5,000	4,995,540
Barclays Bank plc (United Kingdom)†(f)	10.179%	6/12/2021	86,748	95,462,280
BBVA Bancomer SA†	6.50%	3/10/2021	13,469	13,900,277
BBVA Bancomer SA†	6.75%	9/30/2022	37,105	40,269,314
BBVA USA	2.50%	8/27/2024	22,500	23,025,424
BBVA USA	2.618%(3 Mo. LIBOR + .73%) #	6/11/2021	4,225	4,244,652
Capital One NA	2.554%(3 Mo. LIBOR + .82%) #	8/8/2022	3,400	3,440,621
Capital One NA	2.92%(3 Mo. LIBOR + 1.15%) #	1/30/2023	4,797	4,854,320
CIT Group, Inc.	4.125%	3/9/2021	18,321	18,537,554
CIT Group, Inc.	4.75%	2/16/2024	27,174	28,906,343
CIT Group, Inc.	5.00%	8/15/2022	3,109	3,258,272
Citigroup, Inc.	2.484%(3 Mo. LIBOR + .69%) #	10/27/2022	71,031	71,688,849
Citigroup, Inc.	2.751%(3 Mo. LIBOR + .95%) #	7/24/2023	6,500	6,583,156
Citigroup, Inc.	2.754%(3 Mo. LIBOR + .96%) #	4/25/2022	37,124	37,550,342
Citigroup, Inc.	2.876%(3 Mo. LIBOR + .95%) #	7/24/2023	70,824	72,709,896
Citigroup, Inc.	3.01%(3 Mo. LIBOR + 1.43%) #	9/1/2023	5,250	5,356,608

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Citigroup, Inc.	3.352%(3 Mo. LIBOR + .90%) #	4/24/2025	$42,016	$44,508,346
Citigroup, Inc.	4.40%	6/10/2025	99,656	110,967,587
Citigroup, Inc.	5.50%	9/13/2025	24,011	28,130,301
Citizens Bank NA/Providence RI	2.424%(3 Mo. LIBOR + .72%) #	2/14/2022	14,985	15,089,618
Citizens Bank NA/Providence RI	2.457%(3 Mo. LIBOR + .81%) #	5/26/2022	16,325	16,415,830
Citizens Bank NA/Providence RI	2.911%(3 Mo. LIBOR + .95%) #	3/29/2023	22,245	22,613,910
Citizens Financial Group, Inc.†	4.15%	9/28/2022	12,593	13,355,504
Danske Bank A/S (Denmark)†(f)	2.75%	9/17/2020	43,848	44,145,602
Danske Bank A/S (Denmark)†(f)	3.001%(3 Mo. LIBOR + 1.25%) #	9/20/2022	33,730	34,238,290
Danske Bank A/S (Denmark)†(f)	5.00%	1/12/2022	36,546	38,719,080
Danske Bank A/S (Denmark)†(f)	5.375%	1/12/2024	37,947	42,557,886
Discover Bank	3.35%	2/6/2023	26,689	28,001,531
FNB Corp.	2.20%	2/24/2023	30,163	30,492,856
Goldman Sachs Group, Inc. (The)	2.433%(3 Mo. LIBOR + .75%) #	2/23/2023	29,901	30,078,107
Goldman Sachs Group, Inc. (The)	2.557%(3 Mo. LIBOR + .78%) #	10/31/2022	117,930	118,957,801
Goldman Sachs Group, Inc. (The)	2.801%(3 Mo. LIBOR + 1.00%) #	7/24/2023	13,649	13,825,038
Goldman Sachs Group, Inc. (The)	2.904%(3 Mo. LIBOR + 1.11%) #	4/26/2022	57,938	58,566,939
Goldman Sachs Group, Inc. (The)	2.908%(3 Mo. LIBOR + 1.05%) #	6/5/2023	51,426	52,815,455
Goldman Sachs Group, Inc. (The)	3.213%(3 Mo. LIBOR + 1.15%) #	11/29/2023	16,108	16,595,384
Goldman Sachs Group, Inc. (The)	3.272%(3 Mo. LIBOR + 1.20%) #	9/29/2025	40,779	43,155,163
Goldman Sachs Group, Inc. (The)	3.50%	1/23/2025	30,475	32,599,147
Goldman Sachs Group, Inc. (The)	5.25%	7/27/2021	29,945	31,438,530
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022	18,050	19,430,431
HSBC Holdings PLC (United Kingdom)(f)	4.25%	3/14/2024	29,000	31,194,761
ING Bank NV (Netherlands)†(f)	5.80%	9/25/2023	1,928	2,190,929
ING Groep NV (Netherlands)(f)	3.111%(3 Mo. LIBOR + 1.15%) #	3/29/2022	4,050	4,117,338
Intesa Sanpaolo SpA (Italy)†(f)	5.017%	6/26/2024	3,230	3,402,998
Intesa Sanpaolo SpA (Italy)†(f)	6.50%	2/24/2021	77,183	80,036,297
Itau Unibanco Holding SA†	2.90%	1/24/2023	43,647	43,614,265

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

JPMorgan Chase & Co.	2.696%(3 Mo. LIBOR + .89%) #	7/23/2024	$33,034	$33,331,647
JPMorgan Chase & Co.	3.031%(3 Mo. LIBOR + 1.23%) #	10/24/2023	65,125	66,177,374
JPMorgan Chase & Co.	3.875%	9/10/2024	58,078	62,940,836
Lloyds Bank plc (United Kingdom)†(f)	6.50%	9/14/2020	90,296	92,501,242
M&T Bank Corp.	2.474%(3 Mo. LIBOR + .68%) #	7/26/2023	9,150	9,228,945
Macquarie Bank Ltd. (Australia)†(f)	4.875%	6/10/2025	5,488	6,034,834
Macquarie Bank Ltd. (Australia)†(f)	6.625%	4/7/2021	24,042	25,275,841
Macquarie Group Ltd. (Australia)†(f)	3.189%(3 Mo. LIBOR + 1.02%) #	11/28/2023	27,716	28,813,504
Macquarie Group Ltd. (Australia)†(f)	4.15%(3 Mo. LIBOR + 1.33%) #	3/27/2024	45,822	49,165,838
Manufacturers & Traders Trust Co.	2.22%(3 Mo. LIBOR + .64%) #	12/1/2021	15,000	15,002,284
Manufacturers & Traders Trust Co.	2.818%(1 Mo. LIBOR + 1.22%) #	12/28/2020	12,384	12,391,450
Morgan Stanley	2.72%(SOFR + 1.15%) #	7/22/2025	26,393	27,333,208
Morgan Stanley	2.732%(3 Mo. LIBOR + .93%) #	7/22/2022	3,070	3,091,554
Morgan Stanley	2.999%(3 Mo. LIBOR + 1.18%) #	1/20/2022	47,070	47,402,024
Morgan Stanley	3.201%(3 Mo. LIBOR + 1.14%) #	10/24/2023	56,564	57,698,489
Morgan Stanley	3.70%	10/23/2024	15,500	16,865,408
Morgan Stanley	4.10%	5/22/2023	19,365	20,711,246
Morgan Stanley	5.00%	11/24/2025	15,960	18,427,789
NBK SPC Ltd. (United Arab Emirates)†(f)	2.75%	5/30/2022	32,710	33,063,497
Nordea Bank Abp (Finland)†(f)	4.25%	9/21/2022	18,035	19,257,654
Nordea Bank Abp (Finland)†(f)	4.875%	5/13/2021	62,259	64,615,827
People's United Bank NA	4.00%	7/15/2024	5,725	6,096,432
Popular, Inc.	6.125%	9/14/2023	13,517	14,215,356
Royal Bank of Scotland Group plc (United Kingdom)(f)	6.125%	12/15/2022	14,683	16,024,803
Santander Holdings USA, Inc.	3.50%	6/7/2024	9,000	9,470,186
Santander UK Group Holdings plc (United Kingdom)(f)	3.373%(3 Mo. LIBOR + 1.08%) #	1/5/2024	19,792	20,523,832
Standard Chartered Bank Hong Kong Ltd. (Hong Kong)(f)	5.875%	6/24/2020	30,122	30,473,565
Standard Chartered plc (United Kingdom)†(f)	4.247%(3 Mo. LIBOR + 1.15%) #	1/20/2023	41,630	43,354,265
SunTrust Bank/Atlanta GA	2.353%(3 Mo. LIBOR + .59%) #	8/2/2022	4,925	4,941,012
SVB Financial Group	3.50%	1/29/2025	6,020	6,523,678

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Swedbank AB (Sweden)†(f)	2.594%(3 Mo. LIBOR + .70%) #	3/14/2022	$1,300	$1,306,734
Swedbank AB (Sweden)†(f)	2.80%	3/14/2022	30,591	31,253,159
Synovus Bank	2.289%(SOFR + .95%) #	2/10/2023	12,181	12,325,552
Synovus Financial Corp.	3.125%	11/1/2022	1,985	2,037,910
Toronto-Dominion Bank (The) (Canada)(f)	2.11%(3 Mo. LIBOR + .53%) #	12/1/2022	43,322	43,628,868
Turkiye Vakiflar Bankasi TAO (Turkey)†(f)	5.25%	2/5/2025	37,703	35,068,805
Turkiye Vakiflar Bankasi TAO (Turkey)†(f)	5.625%	5/30/2022	33,879	33,912,913
Turkiye Vakiflar Bankasi TAO (Turkey)†(f)	5.75%	1/30/2023	17,943	17,716,201
UBS AG	7.625%	8/17/2022	137,626	154,800,349
UBS AG (Switzerland)(f)	5.125%	5/15/2024	33,561	36,343,207
UBS Group AG (Switzerland)†(f)	2.903%(3 Mo. LIBOR + 1.22%) #	5/23/2023	83,348	84,738,173
UBS Group Funding Switzerland AG (Switzerland)†(f)	2.859%(3 Mo. LIBOR + .95%) #	8/15/2023	10,282	10,538,481
Wells Fargo & Co.	2.164%(3 Mo. LIBOR + .75%) #	2/11/2026	43,206	43,755,016
Wells Fargo & Co.	2.406%(3 Mo. LIBOR + .83%) #	10/30/2025	65,466	67,095,908
Wells Fargo & Co.	2.661%(3 Mo. LIBOR + .93%) #	2/11/2022	8,742	8,803,959
Wells Fargo & Co.	2.911%(3 Mo. LIBOR + 1.11%) #	1/24/2023	40,471	41,090,850
Wells Fargo & Co.	3.007%(3 Mo. LIBOR + 1.23%) #	10/31/2023	38,483	39,029,304
Wells Fargo & Co.	3.75%	1/24/2024	27,382	29,463,497
Wells Fargo & Co.	4.125%	8/15/2023	4,847	5,228,889
Wells Fargo & Co.	4.48%	1/16/2024	18,747	20,561,089
Zions Bancorp N.A.	3.35%	3/4/2022	36,198	37,332,662
Total				3,841,227,390

Beverages 0.02%

Bacardi Ltd.†	4.45%	5/15/2025	2,400	2,670,511
Constellation Brands, Inc.	2.392%(3 Mo. LIBOR + .70%) #	11/15/2021	906	906,144
Constellation Brands, Inc.	4.75%	11/15/2024	5,250	5,949,186
Keurig Dr Pepper, Inc.	2.70%	11/15/2022	775	793,125
Total				10,318,966

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.39%

Boral Finance Pty Ltd. (Australia)†(f)	3.00%	11/1/2022	$15,785	$16,214,272
Carrier Global Corp.†	2.242%	2/15/2025	87,227	88,846,730
CPG Merger Sub LLC†	8.00%	10/1/2021	30,597	30,685,731
Johnson Controls International plc	5.00%	3/30/2020	225	225,574
Owens Corning	4.20%	12/1/2024	57,739	62,919,267
Vulcan Materials Co.	2.23%(3 Mo. LIBOR + .65%) #	3/1/2021	27,104	27,195,672
Total				226,087,246

Business Services 0.13%

Adani Ports & Special Economic Zone Ltd. (India)†(f)	3.375%	7/24/2024	30,600	31,558,002
Adani Ports & Special Economic Zone Ltd. (India)†(f)	3.95%	1/19/2022	4,495	4,654,819
Capitol Investment Merger Sub 2 LLC†	10.00%	8/1/2024	8,118	8,161,959
IHS Markit Ltd. (United Kingdom)(f)	4.125%	8/1/2023	23,405	25,089,458
Laureate Education, Inc.†	8.25%	5/1/2025	8,414	8,940,885
Total				78,405,123

Chemicals 0.56%

Albemarle Corp.†	2.742%(3 Mo. LIBOR + 1.05%) #	11/15/2022	7,630	7,648,043
Blue Cube Spinco LLC	9.75%	10/15/2023	8,311	8,770,598
Celanese US Holdings LLC	4.625%	11/15/2022	13,901	14,979,835
Celanese US Holdings LLC	5.875%	6/15/2021	48,400	50,934,033
CNAC HK Finbridge Co. Ltd. (Hong Kong)(f)	3.00%	7/19/2020	28,055	28,152,070
CNAC HK Finbridge Co. Ltd. (Hong Kong)(f)	3.50%	7/19/2022	19,800	20,398,420
CNAC HK Finbridge Co. Ltd. (Hong Kong)(f)	4.125%	3/14/2021	19,975	20,414,632
Dow Chemical Co. (The)	4.55%	11/30/2025	3,920	4,446,741
DuPont de Nemours, Inc.	2.802%(3 Mo. LIBOR + 1.11%) #	11/15/2023	10,000	10,171,660
Equate Petrochemical BV (Netherlands)†(f)	3.00%	3/3/2022	11,400	11,508,642
Mosaic Co. (The)	3.25%	11/15/2022	6,000	6,241,628
Mosaic Co. (The)	3.75%	11/15/2021	9,000	9,281,096

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)

Mosaic Co. (The)	4.25%	11/15/2023	$6,400	$6,864,805
NOVA Chemicals Corp. (Canada)†(f)	5.25%	8/1/2023	21,657	21,710,926
Nutrien Ltd. (Canada)(f)	3.00%	4/1/2025	11,625	12,252,534
Nutrien Ltd. (Canada)(f)	3.375%	3/15/2025	6,978	7,418,485
OCI NV (Netherlands)†(f)	6.625%	4/15/2023	8,463	8,797,289
SABIC Capital II BV (Netherlands)†(f)	4.00%	10/10/2023	18,560	19,625,808
Syngenta Finance NV (Netherlands)†(f)	3.698%	4/24/2020	21,687	21,733,276
Syngenta Finance NV (Netherlands)†(f)	3.933%	4/23/2021	26,837	27,429,025
Syngenta Finance NV (Netherlands)†(f)	4.441%	4/24/2023	9,425	10,027,452
Total				328,806,998

Computer Hardware 0.56%

Dell International LLC/EMC Corp.†	4.00%	7/15/2024	23,850	25,563,441
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	167,010	183,894,028
Dell International LLC/EMC Corp.†	5.875%	6/15/2021	12,635	12,725,972
Hewlett Packard Enterprise Co.	2.567%(3 Mo. LIBOR + .68%) #	3/12/2021	38,661	38,819,642
Hewlett Packard Enterprise Co.	2.62%(3 Mo. LIBOR + .72%) #	10/5/2021	60,895	60,906,383
HT Global IT Solutions Holdings Ltd. (Mauritius)†(f)	7.00%	7/14/2021	9,770	10,016,693
Total				331,926,159

Computer Software 0.53%

Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho†	10.00%	11/30/2024	50,287	53,745,991
Infor US, Inc.	6.50%	5/15/2022	10,132	10,180,330
RP Crown Parent LLC†	7.375%	10/15/2024	16,607	17,222,870
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	81,960	86,741,956
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023	51,847	53,359,118
TIBCO Software, Inc.†	11.375%	12/1/2021	89,908	92,562,534
Total				313,812,799

Construction/Homebuilding 0.12%

D.R. Horton, Inc.	4.375%	9/15/2022	9,273	9,839,610
D.R. Horton, Inc.	4.75%	2/15/2023	4,048	4,383,855
D.R. Horton, Inc.	5.75%	8/15/2023	26,036	29,460,735
M/I Homes, Inc.	5.625%	8/1/2025	8,611	9,002,069
Shea Homes LP/Shea Homes Funding Corp.†	5.875%	4/1/2023	3,809	3,858,193

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Construction/Homebuilding (continued)

William Lyon Homes, Inc.	7.00%	8/15/2022	$4,059	$4,062,755
Williams Scotsman International, Inc.†	7.875%	12/15/2022	10,212	10,649,196
Total				71,256,413

Drugs 2.05%

AbbVie, Inc.†	2.346%(3 Mo. LIBOR + .65%) #	11/21/2022	78,634	79,422,355
AbbVie, Inc.†	2.60%	11/21/2024	119,349	123,415,622
AbbVie, Inc.	3.60%	5/14/2025	18,752	20,240,699
AstraZeneca plc (United Kingdom)(f)	2.357%(3 Mo. LIBOR + .67%) #	8/17/2023	25,161	25,229,151
AstraZeneca plc (United Kingdom)(f)	2.511%(3 Mo. LIBOR + .62%) #	6/10/2022	11,637	11,681,468
Bausch Health Cos., Inc.†	6.125%	4/15/2025	48,563	49,635,514
Bausch Health Cos., Inc.†	6.50%	3/15/2022	9,183	9,309,266
Bausch Health Cos., Inc.†	7.00%	3/15/2024	20,378	21,023,269
Bayer US Finance II LLC†	2.577%(3 Mo. LIBOR + .63%) #	6/25/2021	84,456	84,649,162
Bayer US Finance II LLC†	2.75%	7/15/2021	18,595	18,883,417
Bayer US Finance II LLC†	2.904%(3 Mo. LIBOR + 1.01%) #	12/15/2023	106,680	106,986,005
Bayer US Finance II LLC†	3.375%	7/15/2024	20,553	21,585,304
Bayer US Finance II LLC†	3.875%	12/15/2023	134,060	143,999,213
Bayer US Finance II LLC†	4.25%	12/15/2025	29,075	32,566,978
Bayer US Finance LLC†	3.375%	10/8/2024	5,000	5,314,293
Becton Dickinson & Co.	2.836%(3 Mo. LIBOR + .88%) #	12/29/2020	26,712	26,729,034
Becton Dickinson and Co.	2.917%(3 Mo. LIBOR + 1.03%) #	6/6/2022	43,521	44,007,418
Cardinal Health, Inc.	2.664%(3 Mo. LIBOR + .77%) #	6/15/2022	78,337	78,784,210
Cardinal Health, Inc.	3.079%	6/15/2024	70,949	74,034,728
Cardinal Health, Inc.	3.20%	6/15/2022	6,000	6,213,337
Cardinal Health, Inc.	3.50%	11/15/2024	37,187	39,509,219
Cigna Corp.	2.25%(3 Mo. LIBOR + .35%) #	3/17/2020	4,425	4,425,726
Cigna Corp.	2.55%(3 Mo. LIBOR + .65%) #	9/17/2021	33,609	33,618,479
Cigna Corp.	2.721%(3 Mo. LIBOR + .89%) #	7/15/2023	42,491	43,031,832

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs (continued)

Cigna Corp.†	3.25%	4/15/2025	$24,168	$25,650,186
Cigna Corp.†	3.50%	6/15/2024	32,018	34,094,132
Cigna Corp.	4.125%	11/15/2025	26,920	29,968,384
CVS Health Corp.	2.605%(3 Mo. LIBOR + .72%) #	3/9/2021	10,227	10,256,819
Zoetis, Inc.	2.135%(3 Mo. LIBOR + .44%) #	8/20/2021	1,425	1,426,569
Total				1,205,691,789

Electric: Power 2.78%

AES Corp. (The)	4.875%	5/15/2023	20,236	20,091,414
Ausgrid Finance Pty Ltd. (Australia)†(f)	3.85%	5/1/2023	74,602	78,564,942
Avangrid, Inc.	3.15%	12/1/2024	16,229	17,239,709
Calpine Corp.	5.75%	1/15/2025	31,519	31,692,354
CenterPoint Energy, Inc.	2.50%	9/1/2024	24,991	25,822,039
CenterPoint Energy, Inc.	3.85%	2/1/2024	14,501	15,676,627
Comision Federal de Electricidad (Mexico)†(f)	4.875%	5/26/2021	69,872	71,996,807
Comision Federal de Electricidad (Mexico)†(f)	4.875%	1/15/2024	23,733	25,701,059
Dominion Energy, Inc.	3.071%	8/15/2024	72,167	75,808,789
Dominion Energy, Inc.	4.104%	4/1/2021	57,101	58,628,478
DPL, Inc.	7.25%	10/15/2021	12,335	12,802,496
DTE Energy Co.	2.529%	10/1/2024	103,646	107,019,416
DTE Energy Co.	3.30%	6/15/2022	1,010	1,049,640
DTE Energy Co.	3.50%	6/1/2024	4,445	4,753,125
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	37,493	40,009,204
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	27,314	27,954,624
Enel Finance International NV (Netherlands)†(f)	2.65%	9/10/2024	49,598	51,067,294
Enel Finance International NV (Netherlands)†(f)	2.75%	4/6/2023	37,000	37,985,663
Enel Finance International NV (Netherlands)†(f)	2.875%	5/25/2022	90,277	92,432,073
Enel Finance International NV (Netherlands)†(f)	4.25%	9/14/2023	76,806	83,184,852
Evergy, Inc.	2.45%	9/15/2024	41,076	42,294,165
FirstEnergy Transmission LLC†	4.35%	1/15/2025	28,198	31,558,590
Florida Power & Light Co.	2.137%(3 Mo. LIBOR + .40%) #	5/6/2022	77,566	77,484,330
IPALCO Enterprises, Inc.	3.70%	9/1/2024	1,089	1,148,267
Jersey Central Power & Light Co.†	4.70%	4/1/2024	38,925	43,466,375
NextEra Energy Capital Holdings, Inc.	2.231%(3 Mo. LIBOR + .48%) #	5/4/2021	3,000	3,007,855

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

NextEra Energy Capital Holdings, Inc.	2.399%(3 Mo. LIBOR + .72%) #	2/25/2022	$8,025	$8,085,139
NRG Energy, Inc.†	3.75%	6/15/2024	78,225	81,985,330
Origin Energy Finance Ltd. (Australia)†(f)	5.45%	10/14/2021	18,162	19,250,386
PPL Capital Funding, Inc.	3.40%	6/1/2023	13,785	14,483,021
PPL Capital Funding, Inc.	3.50%	12/1/2022	6,667	6,969,565
PPL Capital Funding, Inc.	3.95%	3/15/2024	21,203	22,916,314
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(f)	5.375%	5/1/2021	79,538	82,090,327
PSEG Power LLC	4.15%	9/15/2021	1,165	1,203,385
Puget Energy, Inc.	5.625%	7/15/2022	19,449	20,980,740
Puget Energy, Inc.	6.00%	9/1/2021	34,081	36,387,404
SCANA Corp.	4.125%	2/1/2022	16,222	16,772,000
SCANA Corp.	4.75%	5/15/2021	30,538	31,297,752
SCANA Corp.	6.25%	4/1/2020	15,162	15,202,499
Sempra Energy	2.331%(3 Mo. LIBOR + .50%) #	1/15/2021	11,294	11,296,890
Sempra Energy	2.344%(3 Mo. LIBOR + .45%) #	3/15/2021	30,947	31,025,108
TransAlta Corp. (Canada)(f)	4.50%	11/15/2022	20,321	21,007,037
Vistra Operations Co. LLC†	3.55%	7/15/2024	129,556	133,784,024
Total				1,633,177,108

Electrical Equipment 0.43%

Broadcom, Inc.†	3.625%	10/15/2024	130,726	137,860,066
NXP BV/NXP Funding LLC (Netherlands)†(f)	3.875%	9/1/2022	23,662	24,829,865
NXP BV/NXP Funding LLC (Netherlands)†(f)	4.125%	6/1/2021	75,390	77,513,461
NXP BV/NXP Funding LLC (Netherlands)†(f)	4.625%	6/1/2023	10,536	11,403,759
Total				251,607,151

Electronics 0.07%

Trimble, Inc.	4.15%	6/15/2023	30,689	32,641,954
Trimble, Inc.	4.75%	12/1/2024	9,077	10,129,372
Total				42,771,326

Energy Equipment & Services 0.05%

Greenko Mauritius Ltd. (India)†(f)	6.25%	2/21/2023	30,255	31,192,398

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Entertainment 0.11%

Eldorado Resorts, Inc.	7.00%	8/1/2023	$8,846	$9,160,165
Enterprise Development Authority (The)†	12.00%	7/15/2024	22,106	25,375,809
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	3,214	3,384,069
Scientific Games International, Inc.	6.625%	5/15/2021	26,158	26,201,161
Total				64,121,204

Financial Services 2.17%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(f)	3.50%	1/15/2025	18,805	19,645,671
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(f)	4.875%	1/16/2024	8,989	9,787,545
Air Lease Corp.	4.25%	2/1/2024	24,240	26,146,091
Aircastle Ltd.	4.125%	5/1/2024	10,456	11,069,097
Aircastle Ltd.	4.40%	9/25/2023	44,457	47,403,128
Aircastle Ltd.	5.00%	4/1/2023	19,704	21,458,733
Aircastle Ltd.	5.50%	2/15/2022	38,028	40,650,060
Aircastle Ltd.	7.625%	4/15/2020	15,193	15,289,578
Ally Financial, Inc.	3.875%	5/21/2024	79,257	83,306,636
Ally Financial, Inc.	4.25%	4/15/2021	11,491	11,756,097
Ally Financial, Inc.	5.125%	9/30/2024	72,871	80,879,887
Ally Financial, Inc.	5.75%	11/20/2025	9,049	10,235,776
American Express Co.	2.288%(3 Mo. LIBOR + .65%) #	2/27/2023	8,000	8,039,666
Avolon Holdings Funding Ltd. (Ireland)†(f)	5.125%	10/1/2023	61,037	65,470,354
Avolon Holdings Funding Ltd. (Ireland)†(f)	5.25%	5/15/2024	45,647	49,885,685
Avolon Holdings Funding Ltd. (Ireland)†(f)	5.50%	1/15/2023	7,782	8,376,218
Capital One Financial Corp.	2.49%(3 Mo. LIBOR + .72%) #	1/30/2023	18,423	18,490,487
Capital One Financial Corp.	2.835%(3 Mo. LIBOR + .95%) #	3/9/2022	22,035	22,235,555
Discover Financial Services	5.20%	4/27/2022	35,645	38,400,817
E*TRADE Financial Corp.	2.95%	8/24/2022	24,782	25,646,287
GE Capital International Funding Co. Unlimited Co. (Ireland)(f)	2.342%	11/15/2020	20,271	20,329,787
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	21,831	21,489,891
International Lease Finance Corp.	8.25%	12/15/2020	50,964	53,424,220
International Lease Finance Corp.	8.625%	1/15/2022	57,816	64,520,083
Jefferies Financial Group, Inc.	5.50%	10/18/2023	52,897	57,825,877
Jefferies Group LLC	6.875%	4/15/2021	18,250	19,267,347
Muthoot Finance Ltd. (India)†(b)(f)	4.40%	9/2/2023	24,676	24,474,891

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

Muthoot Finance Ltd. (India)†(f)	6.125%	10/31/2022	$25,082	$26,021,572
Nationstar Mortgage Holdings, Inc.†	8.125%	7/15/2023	62,392	65,147,543
Navient Corp.	5.00%	10/26/2020	43,636	44,109,451
Navient Corp.	5.875%	10/25/2024	21,548	22,140,786
Navient Corp.	6.125%	3/25/2024	25,000	25,874,750
Nuveen Finance LLC†	4.125%	11/1/2024	625	696,891
Park Aerospace Holdings Ltd. (Ireland)†(f)	3.625%	3/15/2021	11,530	11,649,087
Park Aerospace Holdings Ltd. (Ireland)†(f)	4.50%	3/15/2023	54,138	56,645,046
Park Aerospace Holdings Ltd. (Ireland)†(f)	5.25%	8/15/2022	23,251	24,752,075
Park Aerospace Holdings Ltd. (Ireland)†(f)	5.50%	2/15/2024	113,275	124,654,255
Springleaf Finance Corp.	7.75%	10/1/2021	1,083	1,152,778
Total				1,278,349,698

Food 0.32%

Albertsons Cos/Safeway Company	5.75%	3/15/2025	9,336	9,701,644
Campbell Soup Co.	2.524%(3 Mo. LIBOR + .63%) #	3/15/2021	15,199	15,215,588
Conagra Brands, Inc.	2.552%(3 Mo. LIBOR + .75%) #	10/22/2020	2,638	2,638,350
General Mills, Inc.	2.383%(3 Mo. LIBOR + .54%) #	4/16/2021	5,926	5,947,827
General Mills, Inc.	2.846%(3 Mo. LIBOR + 1.01%) #	10/17/2023	34,386	34,908,241
Ingles Markets, Inc.	5.75%	6/15/2023	27,070	27,340,971
JBS USA LUX SA/JBS USA Finance, Inc.†	5.875%	7/15/2024	26,610	27,109,470
Kraft Heinz Foods Co.	2.304%(3 Mo. LIBOR + .57%) #	2/10/2021	10,239	10,195,689
Kraft Heinz Foods Co.	2.554%(3 Mo. LIBOR + .82%) #	8/10/2022	2,300	2,289,634
MARB BondCo plc (United Kingdom)†(f)	7.00%	3/15/2024	1,190	1,218,756
MARB BondCo PLC (United Kingdom)(f)	7.00%	3/15/2024	2,500	2,560,413
Smithfield Foods, Inc.†	2.65%	10/3/2021	20,361	20,546,022
Smithfield Foods, Inc.†	3.35%	2/1/2022	26,416	26,955,737
Total				186,628,342

Health Care Products 0.06%

Fresenius US Finance II, Inc.†	4.25%	2/1/2021	30,922	31,635,953
Kinetic Concepts, Inc./KCI USA, Inc.†	12.50%	11/1/2021	3,481	3,539,829

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products (continued)

Zimmer Biomet Holdings, Inc.	2.653%(3 Mo. LIBOR + .75%) #	3/19/2021	$2,000	$2,000,397
Total				37,176,179

Health Care Services 0.73%

Acadia Healthcare Co., Inc.	5.125%	7/1/2022	5,607	5,629,776
Acadia Healthcare Co., Inc.	5.625%	2/15/2023	36,990	37,344,549
Acadia Healthcare Co., Inc.	6.125%	3/15/2021	15,207	15,264,026
Anthem, Inc.	3.50%	8/15/2024	2,065	2,207,658
Centene Corp.†	5.375%	6/1/2026	12,959	13,663,322
Centene Corp.	6.125%	2/15/2024	2,486	2,563,563
CommonSpirit Health	2.76%	10/1/2024	32,146	33,518,983
Fresenius Medical Care US Finance II, Inc.†	4.125%	10/15/2020	16,485	16,630,621
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	14,746	16,369,884
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	35,710	38,363,009
Fresenius Medical Care US Finance, Inc.†	5.75%	2/15/2021	10,822	11,230,166
HCA, Inc.	5.00%	3/15/2024	66,811	74,303,805
HCA, Inc.	5.25%	4/15/2025	65,379	74,333,567
Select Medical Corp.†	6.25%	8/15/2026	20,665	22,071,977
Universal Health Services, Inc.†	4.75%	8/1/2022	65,120	65,413,496
Universal Health Services, Inc.†	5.00%	6/1/2026	1,000	1,040,347
Total				429,948,749

Household Equipment/Products 0.52%

Newell Brands, Inc.	3.85%	4/1/2023	162,935	169,468,601
Newell Brands, Inc.	4.70%	8/15/2020	4,882	4,947,612
Reckitt Benckiser Treasury Services plc (United Kingdom)†(f)	2.495%(3 Mo. LIBOR + .56%) #	6/24/2022	130,359	130,657,886
Total				305,074,099

Household Furnishings 0.00%

Leggett & Platt, Inc.	3.40%	8/15/2022	1,397	1,443,567

Insurance 0.27%

Allstate Corp. (The)	2.591%(3 Mo. LIBOR + .63%) #	3/29/2023	7,788	7,824,745

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance (continued)s

Assurant, Inc.	3.197%(3 Mo. LIBOR + 1.25%) #	3/26/2021	$133	$133,016
Assurant, Inc.	4.20%	9/27/2023	27,456	29,566,756
Brown & Brown, Inc.	4.20%	9/15/2024	1,967	2,139,647
CNA Financial Corp.	7.25%	11/15/2023	3,990	4,726,950
CNO Financial Group, Inc.	5.25%	5/30/2025	30,235	34,268,040
Equitable Holdings, Inc.	3.90%	4/20/2023	13,685	14,558,013
Fidelity National Financial, Inc.	5.50%	9/1/2022	1,135	1,243,163
Kemper Corp.	4.35%	2/15/2025	25,244	27,756,955
Old Republic International Corp.	4.875%	10/1/2024	2,545	2,874,532
Peachtree Corners Funding Trust†	3.976%	2/15/2025	21,990	24,262,682
Unum Group	4.00%	3/15/2024	1,161	1,259,738
Willis North America, Inc.	3.60%	5/15/2024	6,125	6,600,172
Total				157,214,409

Investment Management Companies 0.05%

MDGH - GMTN BV (Netherlands)†(f)	2.50%	11/7/2024	27,674	28,180,130

Leasing 0.35%

Aviation Capital Group LLC†	2.875%	1/20/2022	9,372	9,547,872
Aviation Capital Group LLC†	3.875%	5/1/2023	42,592	44,755,940
DAE Funding LLC (United Arab Emirates)†(f)	4.00%	8/1/2020	14,012	14,069,975
GATX Corp.	2.461%(3 Mo. LIBOR + .72%) #	11/5/2021	1,100	1,100,228
GATX Corp.	4.35%	2/15/2024	20,040	21,796,413
Penske Truck Leasing Co., LP/PTL Finance Corp.†	2.70%	11/1/2024	47,611	49,623,028
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.45%	7/1/2024	52,219	55,844,531
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.90%	2/1/2024	8,113	8,742,414
Total				205,480,401

Leisure 0.36%

LTF Merger Sub, Inc.†	8.50%	6/15/2023	53,346	54,068,305
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	82,738	89,049,167
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	37,054	38,180,997
Viking Cruises Ltd.†	6.25%	5/15/2025	28,851	27,708,933
Total				209,007,402

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Lodging 0.45%

Las Vegas Sands Corp.	2.90%	6/25/2025	$75,258	$77,384,669
Las Vegas Sands Corp.	3.20%	8/8/2024	158,640	164,671,937
Studio City Co., Ltd. (Macau)(f)	7.25%	11/30/2021	1,722	1,738,273
Studio City Co., Ltd. (Macau)†(f)	7.25%	11/30/2021	7,152	7,219,586
Wyndham Destinations, Inc.	5.625%	3/1/2021	11,538	11,830,258
Total				262,844,723

Machinery: Agricultural 0.82%

BAT Capital Corp.	2.294%(3 Mo. LIBOR + .59%) #	8/14/2020	13,753	13,772,597
BAT Capital Corp.	2.572%(3 Mo. LIBOR + .88%) #	8/15/2022	11,194	11,258,221
BAT Capital Corp.	2.789%	9/6/2024	44,372	45,653,933
BAT Capital Corp.	3.222%	8/15/2024	115,156	120,998,787
Imperial Brands Finance plc (United Kingdom)†(f)	3.125%	7/26/2024	146,947	151,886,804
Imperial Brands Finance plc (United Kingdom)†(f)	3.75%	7/21/2022	12,867	13,450,298
Imperial Tobacco Finance plc (United Kingdom)†(f)	3.50%	2/11/2023	16,877	17,551,861
Reynolds American, Inc.	4.85%	9/15/2023	27,405	30,330,183
Viterra, Inc. (Canada)†(f)	5.95%	8/1/2020	77,507	78,822,936
Total				483,725,620

Machinery: Industrial/Specialty 0.71%

CNH Industrial Capital LLC	4.20%	1/15/2024	64,967	70,900,234
CNH Industrial Capital LLC	4.375%	4/5/2022	49,678	52,287,137
CNH Industrial Capital LLC	4.875%	4/1/2021	36,642	37,886,651
CNH Industrial NV (United Kingdom)(f)	4.50%	8/15/2023	82,664	90,047,481
Flowserve Corp.	4.00%	11/15/2023	6,810	7,232,460
Nvent Finance Sarl (Luxembourg)(f)	3.95%	4/15/2023	42,334	44,494,370
Wabtec Corp.	4.375%	8/15/2023	22,563	24,068,725
Welbilt, Inc.	9.50%	2/15/2024	1,050	1,111,467
Westinghouse Air Brake Technologies Corp.	3.194%(3 Mo. LIBOR + 1.30%) #	9/15/2021	13,869	13,873,385
Westinghouse Air Brake Technologies Corp.	4.40%	3/15/2024	66,741	72,374,771
Total				414,276,681

Machinery: Oil Well Equipment & Services 0.02%

Caterpillar Financial Services Corp.	2.202%(3 Mo. LIBOR + .51%) #	5/15/2023	12,300	12,334,533

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Manufacturing 0.05%

General Electric Co.	2.831%(3 Mo. LIBOR + 1.00%) #	4/15/2023		$1,458	$1,471,060
General Electric Co.	3.375%	3/11/2024		5,127	5,416,151
General Electric Co.	4.65%	10/17/2021		15,694	16,387,498
Ingersoll-Rand Finance SA (Luxembourg)(f)	3.55%	11/1/2024		4,896	5,305,258
Total					28,579,967

Media 0.40%

Cox Communications, Inc.†	2.95%	6/30/2023		73,063	75,460,346
Cox Communications, Inc.†	3.15%	8/15/2024		10,890	11,481,946
Cox Communications, Inc.†	3.85%	2/1/2025		2,399	2,597,676
iHeartCommunications, Inc.	6.375%	5/1/2026		18,991	20,444,892
NBCUniversal Enterprise, Inc.†	5.25%	—	(g)	112,207	115,420,047
Univision Communications, Inc.†	5.125%	5/15/2023		6,042	5,860,740
Virgin Media Finance plc (United Kingdom)†(f)	6.00%	10/15/2024		5,461	5,596,897
Total					236,862,544

Metal Fabricating 0.01%

Zekelman Industries, Inc.†	9.875%	6/15/2023		5,675	5,952,366

Metals & Minerals: Miscellaneous 1.03%

Anglo American Capital plc (United Kingdom)†(f)	3.625%	9/11/2024		94,875	101,480,587
Anglo American Capital plc (United Kingdom)†(f)	3.75%	4/10/2022		29,295	30,349,497
Anglo American Capital plc (United Kingdom)†(f)	4.125%	4/15/2021		37,543	38,527,263
Anglo American Capital plc (United Kingdom)†(f)	4.125%	9/27/2022		56,763	59,779,171
Freeport-McMoRan, Inc.	3.875%	3/15/2023		8,201	8,261,564
Freeport-McMoRan, Inc.	4.55%	11/14/2024		30,813	31,262,408
Glencore Finance Canada Ltd. (Canada)†(f)	4.25%	10/25/2022		61,531	64,655,393
Glencore Funding LLC†	3.00%	10/27/2022		28,636	29,299,618
Glencore Funding LLC†	4.125%	5/30/2023		51,135	54,016,370
Glencore Funding LLC†	4.125%	3/12/2024		46,318	49,452,622
Glencore Funding LLC†	4.625%	4/29/2024		19,547	21,153,040
Hecla Mining Co.	6.875%	5/1/2021		19,472	19,558,650
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022		23,275	24,206,163
Kinross Gold Corp. (Canada)(f)	5.125%	9/1/2021		8,280	8,578,080
Kinross Gold Corp. (Canada)(f)	5.95%	3/15/2024		34,549	38,504,342

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)

MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(f)	4.10%	4/11/2023	$4,100	$4,248,830
New Gold, Inc. (Canada)†(f)	6.25%	11/15/2022	17,563	17,738,516
Teck Resources Ltd. (Canada)(f)	4.50%	1/15/2021	5,000	5,057,909
Total				606,130,023

Natural Gas 0.19%

Dominion Energy Gas Holdings LLC	3.60%	12/15/2024	500	537,780
National Fuel Gas Co.	3.75%	3/1/2023	19,522	20,449,831
National Fuel Gas Co.	4.90%	12/1/2021	23,011	24,069,325
National Fuel Gas Co.	7.395%	3/30/2023	4,000	4,601,939
Southern Star Central Corp.†	5.125%	7/15/2022	42,242	42,804,846
WGL Holdings, Inc.	2.437%(3 Mo. LIBOR + .55%) #	3/12/2020	18,571	18,572,411
Total				111,036,132

Oil 3.77%

Afren plc (United Kingdom)†(f)(h)	6.625%	12/9/2020	8,099	39,687
Afren plc (United Kingdom)†(f)(h)	10.25%	4/8/2019	11,027	92,847
Afren plc (United Kingdom)†(f)(h)	11.50%	2/1/2016	16,833	141,735
American Energy- Permian Basin LLC†	12.00%	10/1/2024	12,494	8,777,035
Callon Petroleum Co.	6.125%	10/1/2024	7,393	5,877,435
Callon Petroleum Co.	6.25%	4/15/2023	57,095	48,388,583
Cimarex Energy Co.	4.375%	6/1/2024	59,639	62,939,069
CNOOC Curtis Funding No 1 Pty Ltd. (Australia)†(f)	4.50%	10/3/2023	101,925	111,383,640
Concho Resources, Inc.	4.375%	1/15/2025	44,090	45,525,621
Continental Resources, Inc.	3.80%	6/1/2024	43,768	44,537,110
Continental Resources, Inc.	4.50%	4/15/2023	74,734	77,558,475
Continental Resources, Inc.	5.00%	9/15/2022	173,656	173,461,484
Diamondback Energy, Inc.	2.875%	12/1/2024	28,750	28,912,286
Diamondback Energy, Inc.	5.375%	5/31/2025	123,086	128,536,609
Energen Corp.	4.625%	9/1/2021	21,448	22,127,780
Eni SpA (Italy)†(f)	4.00%	9/12/2023	83,098	89,447,349
Eni SpA (Italy)†(f)	4.15%	10/1/2020	35,369	35,882,470
Equinor ASA (Norway)†(f)	7.875%	12/9/2022	7,000	8,166,490
Gazprom PJSC Via Gaz Capital SA (Luxembourg)†(f)	6.51%	3/7/2022	22,562	24,370,931
Harvest Operations Corp. (Canada)†(f)	4.20%	6/1/2023	8,250	8,917,801
Helmerich & Payne, Inc.	4.65%	3/15/2025	24,941	27,751,628

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Hess Corp.	3.50%	7/15/2024	$9,430	$9,798,575
HighPoint Operating Corp.	7.00%	10/15/2022	5,560	4,852,835
Husky Energy, Inc. (Canada)(f)	4.00%	4/15/2024	44,672	47,116,173
KazMunayGas National Co. JSC (Kazakhstan)†(f)	3.875%	4/19/2022	17,742	18,291,097
Laredo Petroleum, Inc.	9.50%	1/15/2025	38,821	27,999,646
Lukoil International Finance BV (Netherlands)†(f)	6.125%	11/9/2020	27,352	28,073,628
Marathon Petroleum Corp.	5.125%	4/1/2024	8,430	8,615,730
Marathon Petroleum Corp.	5.375%	10/1/2022	34,350	34,705,233
Matador Resources Co.	5.875%	9/15/2026	62,238	55,860,161
Medco Straits Services Pte Ltd. (Singapore)†(f)	8.50%	8/17/2022	3,985	4,137,884
MEG Energy Corp. (Canada)†(f)	6.50%	1/15/2025	36,120	35,600,775
Montage Resources Corp.	8.875%	7/15/2023	27,332	19,747,097
Murphy Oil Corp.	6.875%	8/15/2024	45,143	45,119,751
Oasis Petroleum, Inc.	6.875%	3/15/2022	95,293	75,043,238
Occidental Petroleum Corp.	2.60%	4/15/2022	2,000	2,036,593
Occidental Petroleum Corp.	2.70%	8/15/2022	36,451	37,161,133
Occidental Petroleum Corp.	2.90%	8/15/2024	65,681	66,612,287
Occidental Petroleum Corp.	2.957%(3 Mo. LIBOR + 1.25%) #	8/13/2021	88,328	88,600,055
Occidental Petroleum Corp.	3.142%(3 Mo. LIBOR + 1.45%) #	8/15/2022	81,323	81,624,877
Occidental Petroleum Corp.	3.45%	7/15/2024	4,092	4,185,703
Occidental Petroleum Corp.	4.85%	3/15/2021	3,500	3,592,006
Occidental Petroleum Corp.	6.95%	7/1/2024	48,261	56,708,562
OGX Austria GmbH (Brazil)†(f)(h)	8.50%	6/1/2018	31,150	623
Parsley Energy LLC/Parsley Finance Corp.†	5.375%	1/15/2025	7,201	7,219,075
Parsley Energy LLC/Parsley Finance Corp.†	6.25%	6/1/2024	41,672	43,756,225
Petroleos Mexicanos (Mexico)(f)	4.25%	1/15/2025	43,060	43,357,760
QEP Resources, Inc.	6.875%	3/1/2021	16,336	16,056,654
Range Resources Corp.	5.00%	8/15/2022	69,006	56,757,435
Range Resources Corp.	5.00%	3/15/2023	22,732	16,530,483
Range Resources Corp.	5.875%	7/1/2022	2,800	2,393,126
Reliance Holdings USA, Inc.†	5.40%	2/14/2022	75,150	80,140,735
Saudi Arabian Oil Co. (Saudi Arabia)†(f)	2.875%	4/16/2024	42,690	43,877,833
Seven Generations Energy Ltd. (Canada)†(f)	6.75%	5/1/2023	24,669	24,437,728
Seven Generations Energy Ltd. (Canada)†(f)	6.875%	6/30/2023	57,019	57,470,305
Sinopec Group Overseas Development 2018 Ltd. (China)†(f)	2.50%	11/12/2024	31,115	31,959,111
SM Energy Co.	6.125%	11/15/2022	49,258	44,470,714
Suncor Energy Ventures Corp. (Canada)†(f)	9.40%	9/1/2021	3,351	3,697,044

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Transocean Sentry Ltd.†	5.375%	5/15/2023	$15,592	$15,124,084
Viper Energy Partners LP†	5.375%	11/1/2027	15,754	16,039,935
WPX Energy, Inc.	5.25%	10/15/2027	7,559	7,452,796
Total				2,219,060,770

Oil: Crude Producers 3.06%

Cheniere Corpus Christi Holdings LLC	5.875%	3/31/2025	152,906	170,065,783
Cheniere Corpus Christi Holdings LLC	7.00%	6/30/2024	137,190	155,420,044
Enable Oklahoma Intrastate Transmission LLC†	6.25%	3/15/2020	6,010	6,018,604
Energy Transfer Operating LP	4.25%	3/15/2023	56,857	60,254,459
Energy Transfer Operating LP	5.875%	1/15/2024	107,629	120,723,166
Energy Transfer Operating LP	7.60%	2/1/2024	1,207	1,421,857
Energy Transfer Partners LP / Regency Energy Finance Corp.	4.50%	11/1/2023	7,836	8,442,114
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.00%	10/1/2022	6,421	6,868,566
Florida Gas Transmission Co. LLC†	3.875%	7/15/2022	3,629	3,768,412
Gulfstream Natural Gas System LLC†	4.60%	9/15/2025	333	365,784
Kinder Morgan Inc/DE	3.111%(3 Mo. LIBOR + 1.28%) #	1/15/2023	11,796	11,998,024
Midwest Connector Capital Co. LLC†	3.625%	4/1/2022	30,586	31,573,604
Midwest Connector Capital Co. LLC†	3.90%	4/1/2024	76,183	80,886,046
Mplx LP	2.785%(3 Mo. LIBOR + .90%) #	9/9/2021	81,017	81,257,681
Mplx LP	2.985%(3 Mo. LIBOR + 1.10%) #	9/9/2022	184,520	185,214,384
Mplx LP†	3.50%	12/1/2022	2,009	2,091,303
Mplx LP	4.00%	2/15/2025	7,000	7,488,955
Mplx LP†	5.25%	1/15/2025	82,396	86,833,699
Mplx LP†	6.25%	10/15/2022	38,109	38,910,999
Mplx LP†	6.375%	5/1/2024	73,585	76,505,673
NGPL PipeCo LLC†	4.375%	8/15/2022	97,788	102,190,123
ONEOK Partners LP	4.90%	3/15/2025	19,385	21,788,645
ONEOK Partners LP	5.00%	9/15/2023	5,115	5,617,195
Sabine Pass Liquefaction LLC	5.625%	4/15/2023	140,928	154,668,563
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	181,987	204,793,786
Spectra Energy Partners LP	4.60%	6/15/2021	11,937	12,258,181
Sunoco Logistics Partners Operations LP	3.45%	1/15/2023	1,564	1,614,816
Sunoco Logistics Partners Operations LP	4.25%	4/1/2024	1,043	1,118,777

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.25%	11/15/2023	$9,090	$9,022,598
TC PipeLines LP	4.65%	6/15/2021	8,636	8,875,724
Texas Eastern Transmission LP†	2.80%	10/15/2022	15,626	15,972,375
Texas Eastern Transmission LP†	4.125%	12/1/2020	18,339	18,499,362
Texas Gas Transmission LLC†	4.50%	2/1/2021	22,284	22,686,131
Western Midstream Operating LP	2.698%(3 Mo. LIBOR + .85%) #	1/13/2023	37,699	37,567,429
Williams Cos, Inc. (The)	4.50%	11/15/2023	20,731	22,506,297
Williams Cos, Inc. (The)	4.55%	6/24/2024	16,308	17,877,988
Williams Cos, Inc. (The)	7.875%	9/1/2021	5,034	5,511,048
Total				1,798,678,195

Oil: Integrated Domestic 0.26%

National Oilwell Varco, Inc.	2.60%	12/1/2022	35,420	35,776,780
Oceaneering International, Inc.	4.65%	11/15/2024	23,125	21,627,888
Schlumberger Holdings Corp.†	3.75%	5/1/2024	84,608	90,469,916
TechnipFMC plc (United Kingdom)(f)	3.45%	10/1/2022	2,514	2,604,111
Total				150,478,695

Real Estate Investment Trusts 1.37%

Brandywine Operating Partnership LP	4.10%	10/1/2024	5,554	6,066,195
Brixmor Operating Partnership LP	2.813%(3 Mo. LIBOR + 1.05%) #	2/1/2022	1,115	1,126,324
Brixmor Operating Partnership LP	3.25%	9/15/2023	28,683	30,184,981
Brixmor Operating Partnership LP	3.65%	6/15/2024	39,329	42,252,027
Brixmor Operating Partnership LP	3.85%	2/1/2025	6,000	6,498,436
China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022	26,225	27,493,530
Country Garden Holdings Co. Ltd. (China)(f)	7.125%	1/27/2022	21,456	22,487,266
Digital Realty Trust LP	4.75%	10/1/2025	12,200	14,001,454
Duke Realty LP	3.75%	12/1/2024	1,318	1,435,942
EPR Properties	4.50%	4/1/2025	1,200	1,320,857
EPR Properties	5.25%	7/15/2023	22,593	24,684,387
Equinix, Inc.	5.375%	5/15/2027	133,504	144,084,179
Equinix, Inc.	5.875%	1/15/2026	94,831	100,400,425
Essex Portfolio LP	3.375%	1/15/2023	2,250	2,345,738
Healthcare Trust of America Holdings LP	3.70%	4/15/2023	14,879	15,682,798
Highwoods Realty LP	3.20%	6/15/2021	4,257	4,332,685
Highwoods Realty LP	3.625%	1/15/2023	23,502	24,673,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

Kennedy-Wilson, Inc.	5.875%	4/1/2024	$3,983	$4,057,721
Kilroy Realty LP	3.45%	12/15/2024	25,738	27,603,625
Kilroy Realty LP	4.375%	10/1/2025	11,900	13,383,437
Regency Centers LP	3.75%	6/15/2024	2,362	2,544,699
SITE Centers Corp.	3.625%	2/1/2025	4,574	4,859,483
SITE Centers Corp.	4.625%	7/15/2022	7,730	8,235,574
SL Green Operating Partnership LP	3.25%	10/15/2022	40,098	41,687,361
SL Green Realty Corp.	4.50%	12/1/2022	43,513	46,481,582
Vereit Operating Partnership LP	4.60%	2/6/2024	75,094	82,660,686
VEREIT Operating Partnership LP	4.625%	11/1/2025	43,766	49,150,433
WEA Finance LLC / Westfield UK & Europe Finance plc†	3.75%	9/17/2024	48,489	52,507,779
Weyerhaeuser Co.	8.50%	1/15/2025	4,386	5,691,899
Total				807,934,753

Retail 0.26%

Asbury Automotive Group, Inc.	6.00%	12/15/2024	5,942	6,132,649
Dollar Tree, Inc.	4.00%	5/15/2025	17,145	18,853,009
McDonald’s Corp.	2.225%(3 Mo. LIBOR + .43%) #	10/28/2021	2,000	2,008,786
Walgreens Boots Alliance, Inc.	3.80%	11/18/2024	115,643	123,647,710
Total				150,642,154

Savings & Loan 0.06%

People’s United Financial, Inc.	3.65%	12/6/2022	34,249	35,802,876

Steel 0.17%

POSCO (South Korea)†(f)	2.375%	11/12/2022	22,050	22,312,130
Steel Dynamics, Inc.	4.125%	9/15/2025	29,690	30,486,726
Steel Dynamics, Inc.	5.00%	12/15/2026	32,588	34,629,320
Steel Dynamics, Inc.	5.50%	10/1/2024	11,710	12,064,227
Total				99,492,403

Technology 0.78%

Baidu, Inc. (China)(f)	3.875%	9/29/2023	115,889	122,946,122
Baidu, Inc. (China)(f)	4.125%	6/30/2025	14,235	15,704,802
Baidu, Inc. (China)(f)	4.375%	5/14/2024	113,484	123,770,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology (continued)

eBay, Inc.	2.64%(3 Mo. LIBOR + .87%) #	1/30/2023	$9,147	$9,235,943
Tencent Holdings Ltd. (China)†(f)	2.758%(3 Mo. LIBOR + .91%) #	4/11/2024	10,700	10,774,612
Tencent Holdings Ltd. (China)†(f)	3.28%	4/11/2024	60,870	64,471,129
Uber Technologies, Inc.†	7.50%	11/1/2023	49,004	51,208,690
VeriSign, Inc.	4.625%	5/1/2023	5,744	5,803,249
Weibo Corp. (China)(f)	3.50%	7/5/2024	52,050	54,423,998
Total				458,338,845

Telecommunications 0.86%

Altice France SA (France)†(f)	7.375%	5/1/2026	6,906	7,255,098
AT&T, Inc.	3.067%(3 Mo. LIBOR + 1.18%) #	6/12/2024	390,731	395,577,522
British Telecommunications plc (United Kingdom)(f)	4.50%	12/4/2023	34,280	37,627,213
CommScope, Inc.†	5.50%	3/1/2024	11,644	11,836,883
Level 3 Financing, Inc.	5.375%	1/15/2024	6,034	6,036,625
Verizon Communications, Inc.	2.792%(3 Mo. LIBOR + 1.10%) #	5/15/2025	26,844	27,454,581
Vodafone Group plc (United Kingdom)(f)	2.833%(3 Mo. LIBOR + .99%) #	1/16/2024	18,200	18,381,214
Total				504,169,136

Toys 0.10%

Hasbro, Inc.	3.00%	11/19/2024	57,300	60,139,938

Transportation: Miscellaneous 0.13%

Huntington Ingalls Industries, Inc.†	5.00%	11/15/2025	7,833	8,190,025
Pelabuhan Indonesia III Persero PT (Indonesia)†(f)	4.50%	5/2/2023	20,485	21,637,281
Ryder System, Inc.	3.65%	3/18/2024	22,085	23,583,342
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	13,534	13,674,957
XPO Logistics, Inc.†	6.50%	6/15/2022	11,197	11,210,212
Total				78,295,817

Wholesale 0.05%

H&E Equipment Services, Inc.	5.625%	9/1/2025	26,768	27,972,426
Total Corporate Bonds (cost $21,099,607,741)				21,409,179,538

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(i) 5.99%

Aerospace/Defense 0.86%

Boeing Company The Term Loan	—	(j)	2/6/2022	$504,115	$503,169,324	(k)

Air Transportation 0.30%

Air Canada (Canada)(f)	3.408%(1 Mo. LIBOR + 1.75%)		10/6/2023	3,960	3,905,285
American Airlines, Inc. 2017 Incremental Term Loan	3.659%(1 Mo. LIBOR + 2.00%)		12/14/2023	47,123	45,866,383
American Airlines, Inc. 2018 Term Loan B	—	(j)	6/27/2025	22,958	21,936,070
American Airlines, Inc. Repriced TL B due 2023	3.603%(1 Mo. LIBOR + 2.00%)		4/28/2023	71,531	69,623,486
United AirLines, Inc. Refinanced Term Loan	3.353%(1 Mo. LIBOR + 1.75%)		4/1/2024	35,459	34,572,316
Total					175,903,540

Auto Parts & Equipment 0.11%

Tenneco, Inc. 2018 Term Loan B	4.603%(1 Mo. LIBOR + 3.00%)		10/1/2025	65,715	61,854,530

Automotive 0.12%

Ford Motor Company Unsecured Term Loan	3.15%(1 Mo. LIBOR + 1.50%)		12/31/2022	70,999	69,401,103	(k)

Beverages 0.23%

Constellation Brands, Inc. Term Loan	2.78%(3 Mo. LIBOR + 1.25%)		9/14/2021	40,788	40,685,743	(k)
Keurig Dr Pepper Inc. Term Loan	2.70%(3 Mo. LIBOR + .95%)		2/8/2023	96,992	95,779,996	(k)
Total					136,465,739

Business Services 0.04%

Financial & Risk US Holdings, Inc. Initial Dollar Term Loan	—	(j)	10/1/2025	21,139	21,099,809

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.35%

LyondellBasell Industries Delayed Draw Term Loan A (Netherlands)(f)	2.764%(1 Mo. LIBOR + 1.13%)		3/29/2022	$208,047	$207,656,824	(k)

Computer Hardware 0.04%

Dell International LLC 2019 Term Loan B	3.61%(1 Mo. LIBOR + 2.00%)		9/19/2025	24,644	24,405,696

Containers 0.03%

BWAY Holding Company 2017 Term Loan B	—	(j)	4/3/2024	17,648	16,956,397

Electric: Power 0.13%
FirstEnergy Corp. Term Loan	2.26%(1 Wk. LIBOR + .65%)		9/11/2021	45,708	45,679,474	(k)
Pacific Gas & Electric Company DIP Term Loan	3.93%(1 Mo. LIBOR + 2.25%)		12/31/2020	29,389	29,462,473	(k)
Total					75,141,947

Electrical Equipment 0.25%

Analog Devices, Inc.	2.603%(1 Mo. LIBOR + 1.00%)		3/10/2022	32,805	32,599,909	(k)
Broadcom Inc. 2019 Term Loan A3	—	(j)	11/4/2024	81,810	81,401,368	(k)
Marvell Technology Group Ltd 2018 Term Loan A	3.045%(1 Mo. LIBOR + 1.38%)		6/4/2021	34,231	34,188,211	(k)
Total					148,189,488

Entertainment 0.47%

Caesars Entertainment Operating Company Exit Term Loan	3.603%(1 Mo. LIBOR + 2.00%)		10/7/2024	93,708	93,453,963
Eldorado Resorts, Inc. 2017 Term Loan B	3.938%(1 Mo. LIBOR + 2.25%)		4/17/2024	17,491	17,458,260
GLP Financing, LLC Incremental Term Loan A	3.155%(1 Mo. LIBOR + 1.50%)		4/28/2021	20,553	20,540,314	(k)
Scientific Games International, Inc. 2018 Term Loan B5	—	(j)	8/14/2024	81,139	78,933,489
Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan (Netherlands)(f)	5.445%(3 Mo. LIBOR + 3.50%)		7/10/2025	68,691	68,669,070
Total					279,055,096

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Environmental Services 0.06%

Advanced Disposal Services Inc. Term Loan B3	—	(j)	11/10/2023	$14,725	$14,714,410
Stericycle Inc 2017 Term Loan	—	(j)	11/17/2022	7,577	7,481,863	(k)
Stericycle Inc Incremental Term Loan	—	(j)	11/17/2022	14,091	13,526,988	(k)
Total					35,723,261

Financial Services 0.04%

Delos Finance SARL 2018 Term Loan B (Luxembourg)(f)	3.695%(3 Mo. LIBOR + 1.75%)		10/6/2023	25,647	25,583,029

Food 0.04%

US Foods, Inc. 2016 Term Loan B	—	(j)	6/27/2023	25,501	25,278,032

Government 0.05%

Seminole Tribe of Florida 2018 Term Loan B	3.353%(1 Mo. LIBOR + 1.75%)		7/8/2024	32,359	32,156,456

Health Care Services 0.08%

Jaguar Holding Company II 2018 Term Loan	4.103%(1 Mo. LIBOR + 2.50%)		8/18/2022	45,779	45,579,158

Healthcare 0.01%

MPH Acquisition Holdings LLC 2016 Term Loan B	—	(j)	6/7/2023	8,456	8,078,776

Investment Management Companies 0.89%

Broadcom Inc. 2019 1st Lien Term Loan A3	2.795%(1 Mo. LIBOR + 1.13%)		11/4/2022	241,876	241,422,008	(k)
RPI 2019 Intermediate Finance Trust 2020 New RPI Term Loan A1	3.113%(3 Mo. LIBOR + 1.50%)		2/7/2025	279,635	278,935,913	(k)
Total					520,357,921

Lodging 0.14%

Hilton Grand Vacations Borrower LLC	3.353%(3 Mo. LIBOR + 1.75%)		11/28/2023	10,313	10,260,937	(k)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Lodging (continued)

Resorts World Las Vegas LLC Term Loan A	3.11%(1 Mo. LIBOR + 1.50%)		4/16/2024	$70,000	$69,475,000
Total					79,735,937

Media 0.39%

AP NMT Acquisition BV USD 1st Lien Term Loan (Netherlands)(f)	7.659%(3 Mo. LIBOR + 5.75%)		8/13/2021	53,140	53,279,832
AP NMT Acquisition BV USD 2nd Lien Term Loan (Netherlands)(f)	10.908%(3 Mo. LIBOR + 9.00%)		8/13/2022	31,962	32,113,912
Charter Communications Operating, LLC 2017 Term Loan A2	3.11%(1 Mo. LIBOR + 1.50%)		3/31/2023	81,586	81,280,080
Nielsen Finance LLC USD Term Loan B4	—	(j)	10/4/2023	41,595	41,296,516
Univision Communications Inc. Term Loan C5	4.353%(1 Mo. LIBOR + 2.75%)		3/15/2024	19,612	18,935,078
Total					226,905,418

Metal Fabricating 0.00%

Doncasters Finance US LLC 2nd Lien Term Loan	10.195%(3 Mo. LIBOR + 8.25%)		10/9/2020	4,552	568,957

Miscellaneous 0.07%

Give & Go Prepared Foods Corp. 2017 1st Lien Add-On Term Loan (Canada)(f)	—	(j)	7/29/2023	33,306	33,388,961
UTEX Industries Inc. 1st Lien Term loan 2014	5.603%(1 Mo. LIBOR + 4.00%)		5/22/2021	9,429	7,763,591
UTEX Industries Inc. 2nd Lien Term Loan 2014	8.853%(1 Mo. LIBOR + 7.25%)		5/22/2022	3,938	2,060,066
Total					43,212,618

Oil: Crude Producers 0.26%
Energy Transfer Operating, L.P.	2.639%(1 Mo. LIBOR + 1.00%)		10/17/2022	103,000	102,613,750	(k)
ONEOK Partners, L.P. Term Loan A	2.706%(1 Wk. LIBOR + 1.13%)		11/19/2021	52,445	52,379,444	(k)
Total					154,993,194

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 0.37%

Crown Castle International Corporation Term Loan	2.735%(1 Mo. LIBOR + 1.13%)		6/21/2024	$105,979	$105,814,028
Hudson Pacific Properties, L.P. 2015 Delayed Draw Term Loan	2.855%(1 Mo. LIBOR + 1.20%)		4/1/2022	22,396	22,284,475	(k)
Invitation Homes Operating Partnership LP Term Loan A	3.313%(1 Mo. LIBOR + 1.70%)		2/6/2022	77,209	76,822,955	(k)
SL Green Realty Corp.	2.703%(3 Mo. LIBOR + 1.10%)		3/31/2023	12,677	12,613,313	(k)
Total					217,534,771

Retail 0.23%

Bloomin’ Brands, Inc.	3.331%(1 Wk. LIBOR + 1.75%)		11/30/2022	9,750	9,737,812
Panera Bread Co. Term Loan A	3.375%(1 Mo. LIBOR + 1.75%)		7/18/2022	131,537	128,029,806
Total					137,767,618

Telecommunications 0.38%

CenturyLink, Inc. 2020 Term Loan A	—	(j)	1/31/2025	104,389	104,193,614
Sprint Communications, Inc. 1st Lien Term Loan B	4.125%(1 Mo. LIBOR + 2.50%)		2/2/2024	100,748	99,992,342
Sprint Communications, Inc. 2018 Term Loan B	4.625%(1 Mo. LIBOR + 3.00%)		2/2/2024	18,667	18,550,090	(k)
Total					222,736,046

Wholesale 0.05%

Core & Main LP 2017 Term Loan B	4.664%(3 Mo. LIBOR + 2.75%)		8/1/2024	28,676	28,317,547	(k)
Total Floating Rate Loans (cost $3,549,574,692)					3,523,828,232

FOREIGN GOVERNMENT OBLIGATIONS 0.61%

Bahamas 0.03%

Commonwealth of Bahamas†(f)		5.75%	1/16/2024	16,477	17,939,499

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Bermuda 0.11%

Government of Bermuda†	4.138%	1/3/2023	$23,018	$24,351,317
Government of Bermuda†	4.854%	2/6/2024	37,693	41,713,901
Total				66,065,218

Costa Rica 0.01%

Costa Rica Government†(f)	4.25%	1/26/2023	3,500	3,501,452

Indonesia 0.25%

Perusahaan Penerbit SBSN†(f)	3.40%	3/29/2022	62,502	64,043,299
Perusahaan Penerbit SBSN†(f)	3.75%	3/1/2023	13,995	14,629,464
Republic of Indonesia†(f)	3.70%	1/8/2022	10,939	11,286,860
Republic of Indonesia(f)	4.45%	2/11/2024	25,000	27,159,429
Republic of Indonesia†(f)	5.875%	1/15/2024	28,250	32,115,931
Total				149,234,983

Kenya 0.06%

Republic of Kenya†(f)	6.875%	6/24/2024	33,791	36,172,590

Romania 0.09%

Republic of Romania†(f)	4.875%	1/22/2024	49,110	54,022,277

South Korea 0.02%

Export-Import Bank of Korea(f)	2.472%(3 Mo. LIBOR + .53%) #	6/25/2022	12,500	12,564,983

Sri Lanka 0.04%

Republic of Sri Lanka†(f)	5.75%	4/18/2023	21,860	21,696,914
Total Foreign Government Obligations (cost $352,811,426)				361,197,916

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.15%

Federal Home Loan Mortgage Corp. 2013-K713 B†	3.296	%#(l)	4/25/2046	$17,964	$17,943,874
Federal Home Loan Mortgage Corp. K061 X1 IO	0.177	%#(l)	11/25/2026	568,651	6,857,423
Federal Home Loan Mortgage Corp. K722 X1 IO	1.308	%#(l)	3/25/2023	191,472	6,132,724
Government National Mortgage Assoc. 2012-144 AL	1.85	%#(l)	1/16/2053	118,727	117,229,437
Government National Mortgage Assoc. 2013-162 A	2.75	%#(l)	9/16/2046	6,437	6,648,282
Government National Mortgage Assoc. 2013-171 IO	0.887	%#(l)	6/16/2054	31,369	1,163,023
Government National Mortgage Assoc. 2013-193 IO	0.898	%#(l)	1/16/2055	69,288	2,552,850
Government National Mortgage Assoc. 2014-109 A	2.325%		1/16/2046	24,630	24,770,832
Government National Mortgage Assoc. 2014-112 A	3.00	%#(l)	1/16/2048	14,484	15,074,283
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	9,904	9,976,308
Government National Mortgage Assoc. 2014-15 IO	0.764	%#(l)	8/16/2054	31,221	1,056,612
Government National Mortgage Assoc. 2014-164 AK	2.90	%#(l)	3/16/2055	11,521	11,985,945
Government National Mortgage Assoc. 2014-172 A	3.05	%#(l)	1/16/2049	7,212	7,513,676
Government National Mortgage Assoc. 2014-186 AP	2.80%		4/16/2050	27,067	27,999,944
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	3,978	3,981,959
Government National Mortgage Assoc. 2014-64 IO	1.039	%#(l)	12/16/2054	26,920	1,209,431
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	3,533	3,618,371
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	792	790,977
Government National Mortgage Assoc. 2014-78 IO	0.383	%#(l)	3/16/2056	30,377	568,428
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	19,286	19,796,125
Government National Mortgage Assoc. 2015-22 AS	2.90%		1/16/2049	23,822	24,599,241
Government National Mortgage Assoc. 2015-33 AS	2.90	%#(l)	5/16/2054	24,154	24,934,543
Government National Mortgage Assoc. 2015-41 AD	2.90	%#(l)	8/16/2055	11,338	11,599,208
Government National Mortgage Assoc. 2015-48 AS	2.90	%#(l)	2/16/2049	13,114	13,573,400
Government National Mortgage Assoc. 2017 20 AS	2.50%		2/16/2057	45,621	46,721,642
Government National Mortgage Assoc. 2017 23 AB	2.60%		12/16/2057	30,169	31,131,870
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	35,506	36,707,946
Government National Mortgage Assoc. 2017-22 GA	2.60	%#(l)	8/16/2051	20,362	20,953,423
Government National Mortgage Assoc. 2017-28 AB	2.50%		10/16/2051	51,235	52,582,050
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	55,970	57,613,977
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	44,447	45,884,813
Government National Mortgage Assoc. 2017-51 AS	2.75%		4/16/2058	67,058	69,202,076
Government National Mortgage Assoc. 2017-53 B	2.75%		3/16/2050	66,517	68,793,669
Government National Mortgage Assoc. 2017-54 AD	2.75%		1/16/2057	63,339	65,487,076
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	44,824	45,998,932
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	53,825	55,654,964
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	45,297	46,827,077
Government National Mortgage Assoc. 2017-72 AM	2.60%		9/16/2051	22,083	22,734,408

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Government National Mortgage Assoc. 2017-74 AS		2.60%	10/16/2057	$20,438	$21,022,480
Government National Mortgage Assoc. 2017-76 AS		2.65%	11/16/2050	44,509	45,928,825
Government National Mortgage Assoc. 2017-86 AS		2.75%	2/16/2058	41,961	43,394,256
Government National Mortgage Assoc. 2017-89 AB		2.60%	7/16/2058	35,306	36,257,832
Government National Mortgage Assoc. 2017-90 AS		2.70%	7/16/2057	46,872	48,401,939
Government National Mortgage Assoc. 2017-92 AS		2.75%	6/16/2058	39,526	40,841,140
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,232,434,354)					1,263,717,291

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.50%

Federal Home Loan Mortgage Corp.	3.13%(12 Mo. LIBOR + 1.64%)	#	11/1/2043	1,811	1,867,306
Federal Home Loan Mortgage Corp.	3.642%(12 Mo. LIBOR + 1.89%)	#	12/1/2040	5,181	5,445,083
Federal Home Loan Mortgage Corp.	3.951%(12 Mo. LIBOR + 1.90%)	#	12/1/2040	1,171	1,233,970
Federal Home Loan Mortgage Corp.	3.966%(12 Mo. LIBOR + 1.96%)	#	2/1/2037	5,102	5,428,057
Federal Home Loan Mortgage Corp.	4.061%(12 Mo. LIBOR + 1.79%)	#	5/1/2036	3,444	3,635,525
Federal Home Loan Mortgage Corp.	4.107%(12 Mo. LIBOR + 1.78%)	#	10/1/2038	3,958	4,189,615
Federal Home Loan Mortgage Corp.	4.129%(12 Mo. LIBOR + 1.79%)	#	12/1/2036	10,264	10,841,848
Federal Home Loan Mortgage Corp.	4.138%(12 Mo. LIBOR + 1.88%)	#	9/1/2035	2,961	3,135,014
Federal Home Loan Mortgage Corp.	4.140%(12 Mo. LIBOR + 1.72%)	#	4/1/2037	5,986	6,305,544
Federal Home Loan Mortgage Corp.	4.212%(12 Mo. LIBOR + 1.80%)	#	6/1/2041	2,689	2,850,003
Federal Home Loan Mortgage Corp.	4.287%(12 Mo. LIBOR + 1.66%)	#	2/1/2038	3,194	3,367,448
Federal Home Loan Mortgage Corp.	4.375%(12 Mo. LIBOR + 1.78%)	#	5/1/2037	2,780	2,939,274
Federal Home Loan Mortgage Corp.	4.40%(12 Mo. LIBOR + 1.93%)	#	9/1/2036	9,811	10,408,647

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal Home Loan Mortgage Corp.	4.551%(1 Yr Treasury Constant Maturity Rate + 2.51%)	#	12/1/2035	$4,638	$4,965,755
Federal Home Loan Mortgage Corp.	4.71%(12 Mo. LIBOR + 1.84%)	#	6/1/2042	8,126	8,494,874
Federal National Mortgage Assoc.	2.657%(12 Mo. LIBOR + 1.60%)	#	12/1/2045	11,915	12,297,785
Federal National Mortgage Assoc.	2.71%(12 Mo. LIBOR + 1.60%)	#	12/1/2045	9,293	9,593,900
Federal National Mortgage Assoc.	2.82%(12 Mo. LIBOR + 1.60%)	#	10/1/2045	13,619	14,083,982
Federal National Mortgage Assoc.	2.925%(12 Mo. LIBOR + 1.72%)	#	6/1/2042	8,499	8,787,850
Federal National Mortgage Assoc.	2.948%(12 Mo. LIBOR + 1.74%)	#	5/1/2042	16,814	17,392,851
Federal National Mortgage Assoc.	3.525%(12 Mo. LIBOR + 1.47%)	#	12/1/2035	10,070	10,510,941
Federal National Mortgage Assoc.	3.608%(12 Mo. LIBOR + 1.79%)	#	1/1/2041	3,304	3,445,028
Federal National Mortgage Assoc.	3.683%(12 Mo. LIBOR + 1.82%)	#	1/1/2042	8,900	9,304,521
Federal National Mortgage Assoc.	3.73%(12 Mo. LIBOR + 1.53%)	#	2/1/2036	4,497	4,704,737
Federal National Mortgage Assoc.	3.782%(12 Mo. LIBOR + 1.09%)	#	6/1/2038	1,823	1,880,152
Federal National Mortgage Assoc.	3.931%(12 Mo. LIBOR + 1.52%)	#	3/1/2039	4,133	4,325,948
Federal National Mortgage Assoc.	3.945%(12 Mo. LIBOR + 1.79%)	#	1/1/2041	8,501	8,939,750
Federal National Mortgage Assoc.	3.951%(12 Mo. LIBOR + 1.81%)	#	12/1/2040	6,390	6,730,205
Federal National Mortgage Assoc.	3.976%(12 Mo. LIBOR + 1.51%)	#	10/1/2035	7,025	7,349,713
Federal National Mortgage Assoc.	3.99%(12 Mo. LIBOR + 1.81%)	#	12/1/2040	3,504	3,688,882
Federal National Mortgage Assoc.	4.00%(12 Mo. LIBOR + 1.84%)	#	7/1/2040	2,218	2,347,577
Federal National Mortgage Assoc.	4.03%(12 Mo. LIBOR + 1.80%)	#	11/1/2040	8,502	8,942,984
Federal National Mortgage Assoc.	4.039%(12 Mo. LIBOR + 1.66%)	#	12/1/2036	3,651	3,835,799

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	4.05%(12 Mo. LIBOR + 1.62%)	#	3/1/2038	$5,507	$5,786,201
Federal National Mortgage Assoc.	4.065%(12 Mo. LIBOR + 1.80%)	#	10/1/2040	1,401	1,477,216
Federal National Mortgage Assoc.	4.088%(12 Mo. LIBOR + 1.61%)	#	1/1/2038	2,763	2,902,918
Federal National Mortgage Assoc.	4.094%(12 Mo. LIBOR + 1.61%)	#	4/1/2038	5,834	6,122,437
Federal National Mortgage Assoc.	4.109%(12 Mo. LIBOR + 1.61%)	#	8/1/2037	5,627	5,891,183
Federal National Mortgage Assoc.	4.123%(12 Mo. LIBOR + 1.82%)	#	4/1/2040	2,472	2,623,662
Federal National Mortgage Assoc.	4.135%(12 Mo. LIBOR + 1.57%)	#	11/1/2036	2,202	2,305,535
Federal National Mortgage Assoc.	4.144%(1 Yr Treasury Constant Maturity Rate + 2.19%)	#	1/1/2038	2,723	2,895,600
Federal National Mortgage Assoc.	4.145%(12 Mo. LIBOR + 1.75%)	#	11/1/2038	6,064	6,400,714
Federal National Mortgage Assoc.	4.178%(12 Mo. LIBOR + 1.66%)	#	9/1/2038	4,264	4,482,211
Federal National Mortgage Assoc.	4.181%(12 Mo. LIBOR + 1.59%)	#	8/1/2034	8,726	9,136,549
Federal National Mortgage Assoc.	4.24%(12 Mo. LIBOR + 1.66%)	#	8/1/2038	2,085	2,197,768
Federal National Mortgage Assoc.	4.308%(12 Mo. LIBOR + 1.78%)	#	10/1/2036	3,776	3,990,960
Federal National Mortgage Assoc.	4.331%(12 Mo. LIBOR + 1.79%)	#	3/1/2042	6,683	6,991,246
Federal National Mortgage Assoc.	4.358%(12 Mo. LIBOR + 1.66%)	#	9/1/2036	3,314	3,470,819
Federal National Mortgage Assoc.	4.363%(1 Yr Treasury Constant Maturity Rate + 2.22%)	#	3/1/2038	2,401	2,551,280
Federal National Mortgage Assoc.	4.38%(12 Mo. LIBOR + 1.73%)	#	10/1/2036	5,061	5,340,442
Federal National Mortgage Assoc.	4.45%(12 Mo. LIBOR + 1.81%)	#	8/1/2041	3,676	3,856,329

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	4.676%(12 Mo. LIBOR + 1.90%)	#	12/1/2038	$2,978	$3,166,951
Total Government Sponsored Enterprises Pass-Throughs (cost $293,885,378)					294,860,589

MUNICIPAL BONDS 0.13%

Miscellaneous

IL State GO	6.20%		7/1/2021	116	120,039
State of Illinois	4.95%		6/1/2023	64,014	67,735,428
State of Illinois	6.125%		7/1/2021	9,035	9,344,087
Total Municipal Bonds (cost $75,424,123)					77,199,554

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 21.25%

1211 Avenue of the Americas Trust 2015-1211 XA IO†	0.242	%#(l)	8/10/2035	214,200	3,105,900
A10 Bridge Asset Financing LLC 2015-AA A1†	3.30%		5/15/2036	37,202	37,359,330
AD Mortgage Trust 2017-330M A†	3.294	%#(l)	8/15/2034	3,560	3,719,294
Americold LLC 2010-ARTA A1†	3.847%		1/14/2029	8,106	8,156,217
Angel Oak Mortgage Trust 2020-1 A1†	2.466	%#(l)	12/25/2059	31,587	31,770,588
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	24,596	25,018,230
AREIT Trust 2018-CRE2 A†	2.63%(1 Mo. LIBOR + .98%)	#	11/14/2035	42,841	42,880,779
Atrium Hotel Portfolio Trust 2017-ATRM A†	2.589%(1 Mo. LIBOR + .93%)	#	12/15/2036	19,170	19,171,921
Atrium Hotel Portfolio Trust 2017-ATRM B†	3.159%(1 Mo. LIBOR + 1.50%)	#	12/15/2036	31,196	31,212,047
Atrium Hotel Portfolio Trust 2018-ATRM A†	2.609%(1 Mo. LIBOR + .95%)	#	6/15/2035	51,559	51,571,874
Atrium Hotel Portfolio Trust 2018-ATRM B†	3.089%(1 Mo. LIBOR + 1.43%)	#	6/15/2035	28,355	28,380,667
Atrium Hotel Portfolio Trust 2018-ATRM C†	3.309%(1 Mo. LIBOR + 1.65%)	#	6/15/2035	9,012	9,023,088
Aventura Mall Trust 2013-AVM A†	3.743	%#(l)	12/5/2032	43,213	43,456,581
Aventura Mall Trust 2013-AVM D†	3.743	%#(l)	12/5/2032	11,000	11,061,930
BAMLL Commercial Mortgage Securities Trust 2019-AHT B†	3.259%(1 Mo. LIBOR + 1.60%)	#	3/15/2034	10,221	10,272,111
BAMLL Commercial Mortgage Securities Trust 2019-RLJ A†	2.709%(1 Mo. LIBOR + 1.05%)	#	4/15/2036	9,729	9,738,710
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	34,912	35,806,103
Banc of America Commercial Mortgage Trust 2016-UB10 XA IO	1.958	%#(l)	7/15/2049	85,970	6,587,362
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	2.509%(1 Mo. LIBOR + .85%)	#	1/15/2033	16,001	16,005,823

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Bancorp Commercial Mortgage Trust 2019-CRE5 A†	2.659%(1 Mo. LIBOR + 1.00%)	#	3/15/2036	$49,706	$49,749,177
Bancorp Commercial Mortgage Trust 2019-CRE6 A†	2.709%(1 Mo. LIBOR + 1.05%)	#	9/15/2036	78,320	78,360,054
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	39,264	42,245,096
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	71,213	71,272,263
BB-UBS Trust 2012-TFT B†	3.468	%#(l)	6/5/2030	7,850	7,838,157
BB-UBS Trust 2012-TFT C†	3.468	%#(l)	6/5/2030	14,354	14,314,463
BBCMS Mortgage Trust 2017-DELC A†	2.509%(1 Mo. LIBOR + .85%)	#	8/15/2036	43,788	43,757,848
BBCMS Mortgage Trust 2018-TALL A†	2.381%(1 Mo. LIBOR + .72%)	#	3/15/2037	43,684	43,679,003
BBCMS Mortgage Trust 2018-TALL E†	4.096%(1 Mo. LIBOR + 2.44%)	#	3/15/2037	49,994	50,164,894
BBCMS Mortgage Trust 2019-BWAY A†	2.615%(1 Mo. LIBOR + .96%)	#	11/25/2034	58,210	58,186,745
BBCMS Mortgage Trust 2019-BWAY B†	2.969%(1 Mo. LIBOR + 1.31%)	#	11/25/2034	26,273	26,174,379
BBCMS Mortgage Trust 2019-BWAY C†	3.269%(1 Mo. LIBOR + 1.61%)	#	11/25/2034	10,000	9,962,891
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	5,475	5,506,067
BBCMS Trust 2015-MSQ A†	3.593%		9/15/2032	19,174	20,025,506
BBCMS Trust 2015-STP A†	3.323%		9/10/2028	6,443	6,474,015
BBCMS Trust 2015-STP B†	3.927%		9/10/2028	11,400	11,491,665
BBCMS Trust 2015-STP C†	4.284	%#(l)	9/10/2028	23,900	24,121,467
BBCMS Trust 2015-STP XA IO†	0.962	%#(l)	9/10/2028	184,769	517,353
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	25,506	26,088,805
BBCMS Trust 2018-BXH A†	2.659%(1 Mo. LIBOR + 1.00%)	#	10/15/2037	12,519	12,491,734
BDS 2018-FL1 A†	2.508%(1 Mo. LIBOR + .85%)	#	1/15/2035	9,687	9,698,741
BDS 2018-FL2 A†	2.608%(1 Mo. LIBOR+ .95%)	#	8/15/2035	7,770	7,774,911
BENCHMARK 2018-B3 Mortgage Trust 2018-B3 A3	3.746%		4/10/2051	5,000	5,435,185
Benchmark Mortgage Trust 2019-B12 TCC†	3.44	%#(l)	8/15/2052	5,525	5,514,778	(a)
BHP Trust 2019-BXHP 2019-BXHP A†	2.634%(1 Mo. LIBOR + .98%)	#	8/15/2036	117,811	117,719,944
BHP Trust 2019-BXHP 2019-BXHP B†	2.982%(1 Mo. LIBOR + 1.32%)	#	8/15/2036	42,561	42,559,110
BHP Trust 2019-BXHP E†	4.226%(1 Mo. LIBOR + 2.57%)	#	8/15/2036	40,350	40,429,917
BWAY 2013-1515 Mortgage Trust 2013-1515 A1†	2.809%		3/10/2033	8,071	8,327,669

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

BWAY Mortgage Trust 2013-1515 XB IO†	0.403	%#(l)	3/10/2033	$103,040	$2,099,141
BWAY Mortgage Trust 2015-1740 A†	2.917%		1/10/2035	9,488	9,697,649
BX Commercial Mortgage Trust 2018-BIOA A†	2.33%(1 Mo. LIBOR + .67%)	#	3/15/2037	118,269	118,357,016
BX Commercial Mortgage Trust 2019-XL A†	2.579%(1 Mo. LIBOR + .92%)	#	10/15/2036	489,547	492,316,508
BX Commercial Mortgage Trust 2019-XL B†	2.739%(1 Mo. LIBOR + 1.08%)	#	10/15/2036	45,190	45,316,346
BX Commercial Mortgage Trust 2019-XL C†	2.909%(1 Mo. LIBOR + 1.25%)	#	10/15/2036	12,038	12,082,734
BX Trust 2017-APPL D†	3.709%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	1,269	1,271,467
BX Trust 2017-APPL E†	4.809%(1 Mo. LIBOR + 3.15%)	#	7/15/2034	32,923	33,073,864
BX Trust 2017-SLCT C†	3.059%(1 Mo. LIBOR + 1.40%)	#	7/15/2034	5,988	5,991,872
BX Trust 2017-SLCT D†	3.709%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	74,720	74,882,093
BX Trust 2017-SLCT E†	4.809%(1 Mo. LIBOR + 3.15%)	#	7/15/2034	56,002	56,305,592
BX Trust 2018-BILT A†	2.459%(1 Mo. LIBOR + .80%)	#	5/15/2030	41,628	41,568,260
BX Trust 2018-BILT D†	3.429%(1 Mo. LIBOR + 1.77%)	#	5/15/2030	11,427	11,422,870
BX Trust 2018-GW A†	2.459%(1 Mo. LIBOR + .80%)	#	5/15/2035	21,579	21,560,010
BX Trust 2018-GW D†	3.429%(1 Mo. LIBOR + 1.77%)	#	5/15/2035	15,601	15,595,362
BX Trust 2019-OC11 XA†	0.874	%#(l)	12/9/2041	561,200	36,865,004
BX Trust 2019-RP 2019-RP B†	3.154%(1 Mo. LIBOR + 1.50%)	#	6/15/2034	21,850	21,765,338
BXP Trust 2017-CQHP A†	2.509%(1 Mo. LIBOR + .85%)	#	11/15/2034	41,359	41,318,266
Cantor Commercial Real Estate Lending 2019-CF1 65A†	4.411	%#(l)	5/15/2052	5,498	5,920,262
CCRESG Commercial Mortgage Trust 2016-HEAT B IO	0.733	%#(l)	12/10/2054	145,687	6,301,147
CF Trust 2019-BOSS A1†	4.909%(1 Mo. LIBOR + 3.25%)	#	12/15/2021	63,488	65,396,710	(a)
CF Trust 2019-MF1 2019-MF1 A†	2.709%(1 Mo. LIBOR + 1.05%)	#	8/21/2032	32,351	32,430,355
CF Trust 2019-MF1 2019-MF1 B†	3.009%(1 Mo. LIBOR + 1.35%)	#	8/21/2032	9,204	9,238,147
CF Trust 2019-MF1 2019-MF1 C†	3.309%(1 Mo. LIBOR + 1.65%)	#	8/21/2032	12,746	12,792,778
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.741	%#(l)	12/15/2047	8,307	8,696,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.704	%#(l)	5/10/2058	$68,782	$5,755,619
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.144	%#(l)	11/10/2049	155,140	9,748,907
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	9,907	10,577,825
Cherrywood SB Commercial Mortgage Loan Trust 2016-1A AFX†	3.73%		3/25/2049	3,586	3,619,259
CHT Mortgage Trust 2017-CSMO A†	2.589%(1 Mo. LIBOR + .93%)	#	11/15/2036	92,398	92,548,350
CHT Mortgage Trust 2017-CSMO B†	3.059%(1 Mo. LIBOR + 1.40%)	#	11/15/2036	32,200	32,253,719
CHT Mortgage Trust 2017-CSMO D†	3.909%(1 Mo. LIBOR + 2.25%)	#	11/15/2036	28,625	28,708,038
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	32,833	33,867,515
Citigroup Commercial Mortgage Trust 2012-GC8 XB IO†	0.167	%#(l)	9/10/2045	218,445	896,147
Citigroup Commercial Mortgage Trust 2013-375P A†	3.251%		5/10/2035	14,500	15,229,144
Citigroup Commercial Mortgage Trust 2013-375P A IO	0.372	%#(l)	6/10/2048	242,054	4,331,456
Citigroup Commercial Mortgage Trust 2013-375P B†	3.518	%#(l)	5/10/2035	23,000	24,089,869
Citigroup Commercial Mortgage Trust 2013-GC11 XA IO	1.378	%#(l)	4/10/2046	358,725	12,835,099
Citigroup Commercial Mortgage Trust 2013-GC15 A4	4.371	%#(l)	9/10/2046	13,315	14,525,445
Citigroup Commercial Mortgage Trust 2014-GC19 A3	3.753%		3/10/2047	4,716	5,074,438
Citigroup Commercial Mortgage Trust 2014-GC19 A4	4.023%		3/10/2047	12,490	13,571,934
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.177	%#(l)	5/10/2047	185,060	7,910,869
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.216	%#(l)	7/10/2047	120,131	1,200,193
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	9,037	9,309,787
Citigroup Commercial Mortgage Trust 2015-GC27 XA IO	1.346	%#(l)	2/10/2048	117,242	6,349,737
Citigroup Commercial Mortgage Trust 2015-GC35 XA IO	0.851	%#(l)	11/10/2048	177,243	5,807,818
Citigroup Commercial Mortgage Trust 2016-GC36 XA IO	1.27	%#(l)	2/10/2049	99,209	6,001,089
Citigroup Commercial Mortgage Trust 2016-GC37 XA IO	1.752	%#(l)	4/10/2049	66,493	5,660,384
Citigroup Mortgage Loan Trust 2013-2 5A1†	1.801	%#(l)	7/25/2036	1,839	1,830,973
CityLine Commercial Mortgage Trust 2016-CLNE A†	2.778	%#(l)	11/10/2031	16,235	16,889,874
COMM 2015-CCRE25 Mortgage Trust 2015-CR25 A3	3.505%		8/10/2048	39,678	43,059,451
COMM Mortgage Trust 2014-UBS3 A3	3.546%		6/10/2047	5,828	6,241,306
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.972	%#(l)	7/10/2046	17,961	18,309,634
Commercial Mortgage Pass-Through Certificates 2010-C1 D†	6.107	%#(l)	7/10/2046	12,446	12,628,930
Commercial Mortgage Pass-Through Certificates 2012-CR3 AM†	3.416%		10/15/2045	7,449	7,718,859
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.697	%#(l)	10/15/2045	207,187	7,106,063
Commercial Mortgage Pass-Through Certificates 2012-CR5 AM†	3.223%		12/10/2045	22,028	22,959,956
Commercial Mortgage Pass-Through Certificates 2012-LC4 XA IO†	2.102	%#(l)	12/10/2044	61,095	1,851,911
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	14,065	14,102,475
Commercial Mortgage Pass-Through Certificates 2013-CR10 A4	4.21	%#(l)	8/10/2046	9,960	10,829,843

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2013-CR12 A3	3.765%		10/10/2046	$16,890	$18,115,039
Commercial Mortgage Pass-Through Certificates 2013-CR6 A4	3.101%		3/10/2046	4,850	5,061,202
Commercial Mortgage Pass-Through Certificates 2013-CR7 A4	3.213%		3/10/2046	20,511	21,484,050
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.199	%#(l)	3/10/2046	141,900	4,599,075
Commercial Mortgage Pass-Through Certificates 2013-CR8 A5	3.612	%#(l)	6/10/2046	20,290	21,615,010
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.421	%#(l)	6/10/2046	427,143	4,880,746
Commercial Mortgage Pass-Through Certificates 2013-CR9 A4	4.221	%#(l)	7/10/2045	34,885	37,936,073
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	15,413	15,521,082
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	13,936	14,024,369
Commercial Mortgage Pass-Through Certificates 2013-WWP XB IO†	0.256	%#(l)	3/10/2031	265,903	2,264,536
Commercial Mortgage Pass-Through Certificates 2014 CR17 A4	3.70%		5/10/2047	58,774	63,274,125
Commercial Mortgage Pass-Through Certificates 2014-277P A†	3.611	%#(l)	8/10/2049	16,960	18,410,945
Commercial Mortgage Pass-Through Certificates 2014-CR16 A4	4.051%		4/10/2047	22,071	24,169,534
Commercial Mortgage Pass-Through Certificates 2014-CR17 A5	3.977%		5/10/2047	7,751	8,469,983
Commercial Mortgage Pass-Through Certificates 2014-CR18 A5	3.828%		7/15/2047	25,645	27,974,257
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4	3.532%		8/10/2047	16,936	18,140,444
Commercial Mortgage Pass-Through Certificates 2014-CR19 A5	3.796%		8/10/2047	10,150	11,075,796
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.008	%#(l)	8/10/2047	82,588	3,032,693
Commercial Mortgage Pass-Through Certificates 2014-CR21 XA IO	0.867	%#(l)	12/10/2047	106,762	3,780,030
Commercial Mortgage Pass-Through Certificates 2014-FL5 B†	3.063%(1 Mo. LIBOR + 2.15%)	#	10/15/2031	674	674,560
Commercial Mortgage Pass-Through Certificates 2014-LC15 A3	3.727%		4/10/2047	72,759	78,485,785
Commercial Mortgage Pass-Through Certificates 2014-LC15 A3 IO†	0.661	%#(l)	7/10/2050	176,446	4,415,430
Commercial Mortgage Pass-Through Certificates 2014-LC15 A4	4.006%		4/10/2047	18,061	19,704,464
Commercial Mortgage Pass-Through Certificates 2014-LC17 XA IO	0.768	%#(l)	10/10/2047	112,728	3,184,941
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	13,342	14,447,579
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	0.875	%#(l)	9/10/2047	203,033	6,386,831
Commercial Mortgage Pass-Through Certificates 2014-UBS6 A5	3.644%		12/10/2047	16,942	18,355,244
Commercial Mortgage Pass-Through Certificates 2016-COR1 A2	2.499%		10/10/2049	14,521	14,698,165
Commercial Mortgage Pass-Through Certificates 2016-DC2 ASB	3.55%		2/10/2049	5,260	5,580,915
Commercial Mortgage Pass-Through Certificates 2016-GCT C IO	1.406	%#(l)	8/10/2049	117,846	8,369,289
Commercial Mortgage Pass-Through Certificates 2016-GCT D†	3.461	%#(l)	8/10/2029	7,193	7,291,640
Commercial Mortgage Pass-Through Certificates 2016-GCT E†	3.461	%#(l)	8/10/2029	6,850	6,895,694
Commercial Mortgage Pass-Through Certificates 2017-PANW D†	3.935	%#(l)	10/10/2029	18,022	18,870,964

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2019-GC44 180B†	3.40	%#(l)	8/15/2057	$25,250	$25,070,033
Commercial Mortgage Trust 2006-GG7 AM	5.725	%#(l)	7/10/2038	12,177	12,259,920
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A†	2.909%(1 Mo. LIBOR + 1.25%)	#	1/15/2034	8,300	8,310,773
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A IO†	0.552	%#(l)	9/15/2037	115,519	3,003,215
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ B†	3.559%(1 Mo. LIBOR + 1.90%)	#	1/15/2034	33,700	33,759,676
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ C†	4.409%(1 Mo. LIBOR + 2.75%)	#	1/15/2034	21,900	21,972,150
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ D†	5.259%(1 Mo. LIBOR + 3.60%)	#	1/15/2034	6,000	6,029,286
Credit Suisse Mortgage Capital Certificates 2011-2R 4A1†	1.771%(1 Mo. LIBOR + .11%)	#	2/27/2037	1,397	1,383,226
Credit Suisse Mortgage Capital Certificates 2017-HD A†	2.609%(1 Mo. LIBOR + .95%)	#	2/15/2031	37,217	37,215,295
Credit Suisse Mortgage Capital Certificates 2017-HD B†	3.009%(1 Mo. LIBOR + 1.35%)	#	2/15/2031	12,038	12,029,848
Credit Suisse Mortgage Capital Certificates 2017-HD C†	3.359%(1 Mo. LIBOR + 1.70%)	#	2/15/2031	6,721	6,712,404
Credit Suisse Mortgage Capital Certificates 2017-HD D†	4.159%(1 Mo. LIBOR + 2.50%)	#	2/15/2031	12,130	12,107,507
Credit Suisse Mortgage Capital Certificates 2017-HD E†	5.309%(1 Mo. LIBOR + 3.65%)	#	2/15/2031	17,624	17,598,238
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	59,601	60,066,140
Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	13,175	13,299,027
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	8,450	8,485,924
Credit Suisse Mortgage Capital Certificates 2017-LSTK D†	3.331	%#(l)	4/5/2033	9,850	9,892,160
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.197%		7/10/2034	22,524	23,355,509
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.197	%#(l)	7/10/2034	8,250	8,501,340
Credit Suisse Mortgage Capital Certificates 2017-MOON D†	3.197	%#(l)	7/10/2034	9,093	9,279,638
Credit Suisse Mortgage Capital Certificates 2019-ICE4 A†	2.639%(1 Mo. LIBOR + .98%)	#	5/15/2036	97,265	97,363,646
Credit Suisse Mortgage Capital Certificates 2019-ICE4 B†	2.889%(1 Mo. LIBOR + 1.23%)	#	5/15/2036	98,596	98,946,095
Credit Suisse Mortgage Capital Certificates 2019-ICE4 C†	3.089%(1 Mo. LIBOR + 1.43%)	#	5/15/2036	105,392	105,706,110

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Certificates 2019-ICE4 C IO	1.897	%#(l)	1/15/2049	$160,615	$13,695,720
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	2.609%(1 Mo. LIBOR + .95%)	#	12/15/2030	18,561	18,561,169
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP C†	3.259%(1 Mo. LIBOR + 1.60%)	#	12/15/2030	14,832	14,838,060
CSAIL Commercial Mortgage Trust 2015-C2 ASB	3.224%		6/15/2057	16,469	17,114,516
CSAIL Commercial Mortgage Trust 2015-C3 A4	3.718%		8/15/2048	19,094	21,047,347
CSAIL Commercial Mortgage Trust 2015-C4 A2	3.157%		11/15/2048	13,828	13,878,168
CSAIL Commercial Mortgage Trust 2015-C4 A2 IO	1.483	%#(l)	8/10/2049	193,889	15,417,469
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	0.963	%#(l)	11/15/2049	217,859	11,050,258
CSAIL Commercial Mortgage Trust 2018-C14 A2	4.261%		11/15/2051	46,551	50,423,131
CSMC 2014-USA OA LLC 2014-USA A1†	3.304%		9/15/2037	12,000	12,474,530
CSMC Trust 2020-AFC1 A1†	2.24	%#(l)	2/25/2050	74,846	75,746,424
DBGS Mortgage Trust 2018 5BP A†	2.304%(1 Mo. LIBOR + .65%)	#	6/15/2033	38,755	38,788,105
DBGS Mortgage Trust 2018-BIOD A†	2.462%(1 Mo. LIBOR + .80%)	#	5/15/2035	49,317	49,341,893
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	3,859	3,883,027
DBUBS Mortgage Trust 2011-LC2A A4†	4.537%		7/10/2044	17,793	18,225,098
DBUBS Mortgage Trust 2011-LC2A B†	4.998	%#(l)	7/10/2044	6,825	7,045,068
DBUBS Mortgage Trust 2011-LC3A PM4†	5.268	%#(l)	5/10/2044	9,200	9,436,394
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	15,060	15,457,933
DBWF Mortgage Trust 2015-LCM XA IO†	0.423	%#(l)	6/10/2034	29,758	434,173
DBWF Mortgage Trust 2018-AMXP A†	3.747	%#(l)	5/5/2035	268,450	279,337,607
DBWF Mortgage Trust 2018-AMXP B†	3.996	%#(l)	5/5/2035	53,868	56,880,029
DBWF Mortgage Trust 2018-AMXP C†	3.83	%#(l)	5/5/2035	49,438	51,191,813
DBWF Mortgage Trust 2018-AMXP D†	3.791	%#(l)	5/5/2035	6,780	7,001,673
DBWF Mortgage Trust 2018-GLKS A†	2.677%(1 Mo. LIBOR + 1.03%)	#	11/19/2035	75,649	75,857,867
DBWF Mortgage Trust 2018-GLKS B†	2.997%(1 Mo. LIBOR + 1.35%)	#	11/19/2035	12,250	12,259,904
DBWF Mortgage Trust 2018-GLKS D†	4.047%(1 Mo. LIBOR + 2.40%)	#	11/19/2035	34,200	34,311,437
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339	%#(l)	1/25/2060	47,563	47,839,502
Exantas Capital Corp., Ltd. 2019-RSO7 A†	2.658%(1 Mo. LIBOR + 1.00%)	#	4/15/2036	38,424	38,435,986
Exantas Capital Corp., Ltd. 2019-RSO7 AS†	3.158%(1 Mo. LIBOR + 1.50%)	#	4/15/2036	38,900	38,985,650
Fontainebleau Miami Beach Trust 2019-FBLU 2019-FBLU XA†	0.774	%#(l)	12/10/2036	367,400	11,028,907
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	37,609	39,884,827

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	$16,564	$17,593,598
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	35,227	35,226,116
GRACE Mortgage Trust 2014-GRCE A†	3.369%		6/10/2028	37,238	37,820,966
Great Wolf Trust 2019-WOLF A†	2.693%(1 Mo. LIBOR + 1.03%)	#	12/15/2036	141,306	141,483,028
Great Wolf Trust 2019-WOLF B†	2.993%(1 Mo. LIBOR + 1.33%)	#	12/15/2036	50,269	50,288,695
Great Wolf Trust 2019-WOLF C†	3.292%(1 Mo. LIBOR + 1.63%)	#	12/15/2036	70,341	70,413,796
Great Wolf Trust 2019-WOLF D†	3.592%(1 Mo. LIBOR + 1.93%)	#	12/15/2036	70,341	70,437,719
Great Wolf Trust 2019-WOLF E†	4.391%(1 Mo. LIBOR + 2.73%)	#	12/15/2036	55,055	55,189,676
GS Mortgage Securities Corp Trust 2017-SLP A†	3.419%		10/10/2032	12,601	13,110,723
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	9,225	9,520,599
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	43,122	44,529,856
GS Mortgage Securities Corp. II 2012-TMSQ C†	3.458	%#(l)	12/10/2030	14,494	14,985,232
GS Mortgage Securities Corp. Trust 2012-ALOH A†	3.551%		4/10/2034	66,194	68,444,650
GS Mortgage Securities Corp. Trust 2012-ALOH B†	4.049%		4/10/2034	10,750	11,144,396
GS Mortgage Securities Corp. Trust 2012-ALOH C†	4.13	%#(l)	4/10/2034	6,779	7,037,338
GS Mortgage Securities Corp. Trust 2016-RENT C†	4.067	%#(l)	2/10/2029	13,648	13,827,529
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	42,391	42,883,243
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	31,294	31,589,772
GS Mortgage Securities Corp. Trust 2017-STAY A†	2.509%(1 Mo. LIBOR + .85%)	#	7/15/2032	35,859	35,858,433
GS Mortgage Securities Corp. Trust 2017-STAY B†	2.759%(1 Mo. LIBOR + 1.10%)	#	7/15/2032	16,811	16,845,859
GS Mortgage Securities Corp. Trust 2017-STAY C†	3.009%(1 Mo. LIBOR + 1.35%)	#	7/15/2032	15,428	15,442,330
GS Mortgage Securities Corp. Trust 2017-STAY D†	3.609%(1 Mo. LIBOR + 1.95%)	#	7/15/2032	19,051	19,042,578
GS Mortgage Securities Corp. Trust 2018-RIVR A†	2.609%(1 Mo. LIBOR + .95%)	#	7/15/2035	47,601	47,724,883
GS Mortgage Securities Corp. Trust 2019-70P A†	2.659%(1 Mo. LIBOR + 1.00%)	#	10/15/2036	103,294	103,677,136
GS Mortgage Securities Corp. Trust 2019-70P B†	2.979%(1 Mo. LIBOR + 1.32%)	#	10/15/2036	31,548	31,592,907
GS Mortgage Securities Corp. Trust 2019-BOCA A†	2.859%(1 Mo. LIBOR + 1.20%)	#	6/15/2038	96,564	96,633,063
GS Mortgage Securities Corp. Trust 2019-BOCA A IO†	1.932	%#(l)	1/10/2045	171,767	4,336,744

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Corp. Trust 2019-BOCA B†	3.159%(1 Mo. LIBOR + 1.50%)	#	6/15/2038	$18,875	$18,911,876
GS Mortgage Securities Corp. Trust 2019-SMP A†	2.809%(1 Mo. LIBOR + 1.15%)	#	8/15/2032	22,000	22,000,581
GS Mortgage Securities Trust 2010-C2 A1†	3.849%		12/10/2043	1,044	1,049,757
GS Mortgage Securities Trust 2011-GC5 B†	5.389	%#(l)	8/10/2044	39,535	41,209,982
GS Mortgage Securities Trust 2012-GC6 B†	5.651	%#(l)	1/10/2045	14,812	15,764,495
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	11,331	12,006,561
GS Mortgage Securities Trust 2012-GCJ9 XA IO	1.944	%#(l)	11/10/2045	86,530	3,821,093
GS Mortgage Securities Trust 2012-GCJ9 XB IO†	0.364	%#(l)	11/10/2045	89,224	815,014
GS Mortgage Securities Trust 2013 GC12 B	3.777	%#(l)	6/10/2046	5,809	6,091,072
GS Mortgage Securities Trust 2013-G1 A1†	2.059%		4/10/2031	7,949	7,992,760
GS Mortgage Securities Trust 2013-GC12 XA IO	1.418	%#(l)	6/10/2046	435,968	16,518,102
GS Mortgage Securities Trust 2013-GC14 A5	4.243%		8/10/2046	16,691	18,097,971
GS Mortgage Securities Trust 2014-GC18 A4	4.074%		1/10/2047	13,702	14,880,094
GS Mortgage Securities Trust 2014-GC22 A5	3.862%		6/10/2047	25,948	28,244,683
GS Mortgage Securities Trust 2014-GC26 XA IO	0.967	%#(l)	11/10/2047	89,699	3,541,034
GS Mortgage Securities Trust 2015-GS1 XA IO	0.781	%#(l)	11/10/2048	93,321	3,710,576
GS Mortgage Securities Trust 2016-GS2 XA IO	1.65	%#(l)	5/10/2049	220,741	16,212,066
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	12,237	12,335,795	(a)
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	21,308	21,643,092	(a)
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%		11/10/2029	28,888	29,533,580	(a)
GS Mortgage Securities Trust 2020-GC45 2020-GC45 A2	2.898%		2/13/2053	15,000	15,821,766
Hawaii Hotel Trust 2019-MAUI A†	2.809%(1 Mo. LIBOR + 1.15%)	#	5/15/2038	106,236	106,724,239
Hawaii Hotel Trust 2019-MAUI B†	3.109%(1 Mo. LIBOR + 1.45%)	#	5/15/2038	35,079	35,113,469
Hilton Orlando Trust 2018-ORL A†	2.429%(1 Mo. LIBOR + .77%)	#	12/15/2034	32,401	32,425,346
Hilton Orlando Trust 2018-ORL D†	3.359%(1 Mo. LIBOR + 1.70%)	#	12/15/2034	22,717	22,735,887
Hilton USA Trust 2016-SFP B†	3.323%		11/5/2035	4,745	4,780,195
HMH Trust 2017-NSS A†	3.062%		7/5/2031	33,687	34,544,553
HMH Trust 2017-NSS B†	3.343%		7/5/2031	21,685	22,356,986
HMH Trust 2017-NSS C†	3.787%		7/5/2031	16,116	16,505,535
HMH Trust 2017-NSS D†	4.723%		7/5/2031	21,309	21,995,013
HMH Trust 2017-NSS D IO†	1.245	%#(l)	8/5/2034	171,661	4,923,237
Hudsons Bay Simon JV Trust 2015-HB10 XA10 IO†	1.293	%#(l)	8/5/2034	150,785	9,995,538
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	65,851	67,960,563
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	5,000	5,105,891

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159	%#(l)	8/5/2034	$5,000	$4,879,672
IMT Trust 2017-APTS AFX†	3.478%		6/15/2034	1,380	1,471,217
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	25,265	25,388,741
Irvine Core Office Trust 2013-IRV A2†	3.173	%#(l)	5/15/2048	40,462	42,323,124
Irvine Core Office Trust 2013-IRV XA IO†	1.105	%#(l)	5/15/2048	51,484	923,865
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2019-MARG A†	2.759%(1 Mo. LIBOR + 1.10%)	#	5/15/2034	23,269	23,336,340
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2019-MARG B†	3.059%(1 Mo. LIBOR + 1.40%)	#	5/15/2034	11,000	11,030,910
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2019-MARG C†	3.369%(1 Mo. LIBOR + 1.71%)	#	5/15/2034	7,900	7,922,041
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2019-MARG D†	3.769%(1 Mo. LIBOR + 2.11%)	#	5/15/2034	11,950	11,983,101
JP Morgan Chase Commercial Mortgage Securities Trust 2019-UES A†	3.81%		5/5/2032	6,710	7,221,369
JP Morgan Chase Commercial Mortgage Securities Trust 2020-ACE A†	3.287%		1/10/2037	136,320	144,622,910
JP Morgan Chase Commercial Mortgage Securities Trust 2020-ACE B†	3.64%		1/10/2037	29,970	31,872,774
JP Morgan Chase Commercial Mortgage Securities Trust 2020-ACE C†	3.694%		1/10/2037	10,000	10,407,539
JPMBB Commercial Mortgage Securities Trust 2014-C26 A4	3.494%		1/15/2048	10,100	10,930,224
JPMBB Commercial Mortgage Securities Trust 2015-C27 A3A2†	2.92%		2/15/2048	45,869	48,479,256
JPMorgan Chase Commercial Mortgage Securities Trust	3.75%		9/15/2029	69,956	70,087,042	(a)
JPMorgan Chase Commercial Mortgage Securities Trust	4.65%		9/15/2029	15,299	15,327,410	(a)
JPMorgan Chase Commercial Mortgage Securities Trust	5.35%		9/15/2029	11,384	11,405,129	(a)
JPMorgan Chase Commercial Mortgage Securities Trust	6.35%		9/15/2029	14,048	14,074,051	(a)
JPMorgan Chase Commercial Mortgage Securities Trust	7.35%		9/15/2029	8,338	8,353,446	(a)
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075	%#(l)	11/15/2043	1,710	1,729,547
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819	%#(l)	5/15/2045	9,466	9,988,959
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	73,226	75,878,359
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	0.976	%#(l)	12/15/2047	257,020	6,192,876
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.486	%#(l)	7/15/2045	139,377	1,782,729
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C14 A4	4.133	%#(l)	8/15/2046	37,840	40,949,896

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2013-C14 A4 IO	0.969	%#(l)	1/15/2048	$154,496	$5,993,140
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.257	%#(l)	4/15/2046	96,711	3,247,078
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A5	4.079%		2/15/2047	20,800	22,708,363
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	362	365,583
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	0.751	%#(l)	4/15/2047	65,114	1,338,657
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.285	%#(l)	4/15/2047	34,361	474,711
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C22 A4	3.801%		9/15/2047	36,541	39,858,817
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	0.921	%#(l)	11/15/2047	99,398	2,771,994
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 XA IO	0.852	%#(l)	11/15/2047	175,154	5,921,173
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	163,798	165,438,374
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	20,772	19,849,038
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.805	%#(l)	6/10/2027	14,352	12,844,136
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.805	%#(l)	6/10/2027	25,795	18,544,570
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376	%#(l)	6/10/2027	102,274	3,068
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034	%#(l)	6/10/2027	45,476	455
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2	2.773%		10/15/2048	1,139	1,138,778
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2 IO	0.731	%#(l)	12/15/2049	168,792	5,264,318
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.742	%#(l)	5/15/2048	83,826	2,065,461
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.515	%#(l)	7/15/2048	129,632	3,167,381
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31 A2	3.008%		8/15/2048	4,574	4,582,199
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C32 ASB	3.358%		11/15/2048	15,275	16,049,861
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES B†	3.387%		9/5/2032	12,900	12,923,372

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES C†	3.621	%#(l)	9/5/2032	$10,800	$10,822,936
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES XA IO†	0.688	%#(l)	9/5/2032	242,750	159,001
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	60,038	60,989,122
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	12,036	12,245,790
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	15,357	15,654,068
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C IO†	0.657	%#(l)	10/5/2031	77,997	605,257
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.009	%#(l)	10/5/2031	29,748	30,475,136
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D IO	1.07	%#(l)	9/15/2050	292,471	17,514,096
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.009	%#(l)	10/5/2031	9,726	9,883,596
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.211	%#(l)	10/5/2031	131,129	1,791,222
JPMorgan Chase Commercial Mortgage Securities Trust 2017-C5 A2	3.33%		3/15/2050	11,731	11,923,070
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 A3	3.379%		9/15/2050	10,000	10,698,026
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	25,240	26,212,324
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	21,137	21,785,189
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.036	%#(l)	6/5/2032	15,721	16,189,083
JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON A†	3.735%		1/5/2031	27,681	29,193,922
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	2.659%(1 Mo. LIBOR + 1.00%)	#	6/15/2032	122,219	122,286,634
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	2.959%(1 Mo. LIBOR + 1.30%)	#	6/15/2032	31,643	31,671,494
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	3.259%(1 Mo. LIBOR + 1.60%)	#	6/15/2032	24,741	24,778,716
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ D†	3.759%(1 Mo. LIBOR + 2.10%)	#	6/15/2032	4,293	4,301,106
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ E†	4.659%(1 Mo. LIBOR + 3.00%)	#	6/15/2035	6,266	6,285,975

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	2.697%(1 Mo. LIBOR + 1.27%)	#	11/15/2035	$13,730	$13,744,234
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	3.027%(1 Mo. LIBOR + 1.60%)	#	11/15/2035	10,053	10,075,871
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN C†	3.377%(1 Mo. LIBOR + 1.95%)	#	11/15/2035	8,746	8,765,810
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN D†	3.677%(1 Mo. LIBOR + 2.25%)	#	11/15/2035	4,900	4,911,001
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	2.859%(1 Mo. LIBOR + 1.20%)	#	4/15/2031	25,048	25,097,249
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	3.559%(1 Mo. LIBOR + 1.90%)	#	4/15/2031	14,359	14,391,156
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	3.959%(1 Mo. LIBOR + 2.30%)	#	4/15/2031	10,608	10,640,291
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC D†	4.779%(1 Mo. LIBOR + 3.12%)	#	4/15/2031	5,572	5,592,872
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	2.618%(1 Mo. LIBOR + .95%)	#	7/5/2033	32,310	32,336,220
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	101,017	109,513,217
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	23,661	25,658,821
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	3.318%(1 Mo. LIBOR + 1.65%)	#	7/5/2033	9,118	9,131,983
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	31,569	34,284,868
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFL†	3.918%(1 Mo. LIBOR + 2.25%)	#	7/5/2033	9,118	9,138,074
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFX†	5.35%		7/5/2033	36,128	39,304,757
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT XAFX IO†	1.116	%#(l)	7/5/2033	155,900	5,560,953
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON A†	3.884%		1/5/2034	23,915	25,743,749
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON B†	4.235%		1/5/2034	13,737	14,817,977
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON C†	4.536%		1/5/2034	13,000	14,022,612
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON D†	5.038%		1/5/2034	13,262	14,266,514
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON XA IO†	1.842	%#(l)	3/10/2049	98,639	5,711,826

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Key Commercial Mortgage Securities Trust 2019-S2 2019-S2 A1†	2.656%		6/15/2052	$16,225	$16,631,514
Key Commercial Mortgage Securities Trust 2019-S2 2019-S2 X†	1.557	%#(l)	6/15/2052	132,185	13,480,884
Ladder Capital Commercial Mortgage Securities LLC 2014-909 A†	3.388%		5/15/2031	7,200	7,316,520
Ladder Capital Commercial Mortgage Trust 2013-GCP A1†	3.575%		2/15/2036	8,000	8,611,085
LoanCore Issuer Ltd. 2019-CRE3 A†	2.709%(1 Mo. LIBOR + 1.05%)	#	4/15/2034	102,235	102,284,993
LoanCore Issuer Ltd. 2019-CRE3 AS†	3.029%(1 Mo. LIBOR + 1.37%)	#	4/15/2034	24,298	24,324,806
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	27,655	28,021,271
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	72,650	77,923,300
MBRT 2019-MBR 2019-MBR A†	2.509%(1 Mo. LIBOR + .85%)	#	11/15/2036	45,000	44,955,562
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	9,205	9,224,115
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	15,315	15,693,817
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	5,280	5,469,487
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4 IO	1.406	%#(l)	11/15/2049	268,716	18,364,179
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4	3.134%		12/15/2048	9,470	9,864,908
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XA IO	1.053	%#(l)	5/15/2046	203,273	5,619,267
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XB IO†	0.31	%#(l)	5/15/2046	107,177	1,141,438
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 A4	3.443%		8/15/2047	11,485	12,275,430
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 XA IO	1.003	%#(l)	12/15/2047	115,109	4,374,947
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24 ASB	3.479%		5/15/2048	16,231	17,049,266
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 XA IO	1.589	%#(l)	5/15/2049	128,276	9,457,042
Morgan Stanley Capital Barclays Bank Trust 2016-MART A†	2.20%		9/13/2031	5,681	5,720,474
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	11,590	11,667,284

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	$25,000	$25,172,547
Morgan Stanley Capital I Trust 2011-C2 A4†	4.661%		6/15/2044	7,537	7,730,285
Morgan Stanley Capital I Trust 2012-C4 AS	3.773%		3/15/2045	11,384	11,810,613
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.071	%#(l)	3/15/2045	175,382	5,546,464
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	13,396	13,419,625
Morgan Stanley Capital I Trust 2012-STAR A2†	3.201%		8/5/2034	11,276	11,629,816
Morgan Stanley Capital I Trust 2012-STAR B†	3.451%		8/5/2034	1,267	1,308,800
Morgan Stanley Capital I Trust 2014-CPT A†	3.35%		7/13/2029	19,300	19,729,344
Morgan Stanley Capital I Trust 2014-CPT A IO	0.992	%#(l)	8/15/2049	121,223	7,040,910
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.089	%#(l)	7/13/2029	260,000	447,200
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	8,445	8,659,993
Morgan Stanley Capital I Trust 2015-420 A†	3.727%		10/12/2050	24,796	26,524,143
Morgan Stanley Capital I Trust 2015-UBS8 ASB	3.626%		12/15/2048	9,549	10,143,821
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.614	%#(l)	8/15/2049	85,236	6,285,949
Motel 6 Trust 2017-MTL6 C†	3.059%(1 Mo. LIBOR + 1.40%)	#	8/15/2034	27,713	27,756,799
Motel 6 Trust 2017-MTL6 D†	3.809%(1 Mo. LIBOR + 2.15%)	#	8/15/2034	116,263	116,638,047
Motel 6 Trust 2017-MTL6 E†	4.909%(1 Mo. LIBOR + 3.25%)	#	8/15/2034	113,553	114,253,798
Motel 6 Trust 2017-MTL6 F†	5.909%(1 Mo. LIBOR + 4.25%)	#	8/15/2034	33,243	33,538,132
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	18,718	19,017,385
MSCG Trust 2016-SNR A†	3.348	%#(l)	11/15/2034	4,647	4,701,017
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	22,587	23,025,223
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	14,521	14,919,273
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.79	%#(l)	11/15/2032	47,581	50,067,012
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.79	%#(l)	11/15/2032	17,029	17,850,063
New Orleans Hotel Trust 2019-HNLA A†	2.647%(1 Mo. LIBOR + .99%)	#	4/15/2032	41,812	41,773,989
New Orleans Hotel Trust 2019-HNLA D†	3.697%(1 Mo. LIBOR + 2.04%)	#	4/15/2032	15,495	15,522,705
New Orleans Hotel Trust 2019-HNLA E†	4.347%(1 Mo. LIBOR + 2.69%)	#	4/15/2032	5,000	5,015,945
New Orleans Hotel Trust 2019-HNLA F†	5.347%(1 Mo. LIBOR + 3.69%)	#	4/15/2032	3,000	3,019,077
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464	%#(l)	1/26/2060	28,903	29,160,920
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	6,735	6,749,928
Palisades Center Trust 2016-PLSD C†	3.998%		4/13/2033	40,040	39,510,899

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	$34,072	$33,343,039
PFP 2019-6 Ltd. 2019-6 AS†	3.10%(1 Mo. LIBOR + 1.45%)	#	4/14/2037	35,400	35,456,732
PFP Ltd. 2019-5 A†	2.62%(1 Mo. LIBOR + .97%)	#	4/14/2036	95,536	95,655,586
PFP Ltd. 2019-6 A†	2.70%(1 Mo. LIBOR + 1.05%)	#	4/14/2037	64,665	64,723,408
PFP Ltd. 2019-6 B†	3.35%(1 Mo. LIBOR + 1.70%)	#	4/14/2037	36,005	36,062,728
Prima Capital CRE Securitization Ltd. 2015-4A MR-A†	2.55%		8/24/2049	76,235	76,273,727
Prima Capital CRE Securitization Ltd. 2019-7A A†	2.25%		12/25/2050	81,304	81,206,684	(a)
RBS Commercial Funding, Inc. Trust 2013-SMV A†	3.26%		3/11/2031	57,896	60,204,835
Ready Capital Mortgage Financing LLC 2019-FL3 A†	2.627%(1 Mo. LIBOR + 1.00%)	#	3/25/2034	71,768	72,085,573
Ready Capital Mortgage Trust 2019-5 A†	3.777%		2/25/2052	11,357	11,961,468
ReadyCap Commercial Mortgage Trust 2015-2 A†	3.804%		6/25/2055	4,776	4,889,550
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	22,279	23,017,327
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	49,893	50,837,151
Residential Mortgage Loan Trust 2020-1 A1†	2.376	%#(l)	2/25/2024	20,392	20,606,679
RETL 2019-RVP A†	2.809%(1 Mo. LIBOR + 1.15%)	#	3/15/2036	32,984	33,027,002
RETL 2019-RVP C†	3.759%(1 Mo. LIBOR + 2.10%)	#	3/15/2036	19,830	19,898,636
Shelter Growth CRE Issuer Ltd. 2018-FL1 A†	2.658%(1 Mo. LIBOR + 1.00%)	#	1/15/2035	2,694	2,699,263
Shelter Growth CRE Issuer Ltd. 2019-FL2 A†	2.758%(1 Mo. LIBOR + 1.10%)	#	5/15/2036	72,996	73,086,062
Shelter Growth CRE Issuer Ltd. 2019-FL2 AS†	3.108%(1 Mo. LIBOR + 1.45%)	#	5/15/2036	22,965	23,000,009
Shops at Crystals Trust 2016-CSTL XA IO†	0.606	%#(l)	7/5/2036	112,000	3,983,840
SLIDE 2018-FUN A†	2.559%(1 Mo. LIBOR + .90%)	#	6/15/2031	45,252	45,300,859
SLIDE 2018-FUN B†	2.909%(1 Mo. LIBOR + 1.25%)	#	6/15/2031	8,659	8,663,100
SLIDE 2018-FUN C†	3.209%(1 Mo. LIBOR + 1.55%)	#	6/15/2031	7,031	7,037,020
SLIDE 2018-FUN D†	3.509%(1 Mo. LIBOR + 1.85%)	#	6/15/2031	11,374	11,398,666
Starwood Mortgage Residential Trust 2020-1 A1†	2.275	%#(l)	2/25/2050	47,412	47,823,076
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	5,527	5,793,839
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	3,352	3,519,608
UBS Commercial Mortgage Trust 2017-C6 XA IO	1.025	%#(l)	12/15/2050	375,747	24,474,023

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

UBS-BAMLL Trust 2012-WRM D†	4.238	%#(l)	6/10/2030	$6,900	$6,889,832
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	71,467	74,376,888
UBS-Barclays Commercial Mortgage Trust 2012-C2 BEC†	4.819	%#(l)	5/10/2063	8,100	8,470,394
UBS-Barclays Commercial Mortgage Trust 2012-C2 XA IO†	1.307	%#(l)	5/10/2063	82,603	2,133,882
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4	3.091%		8/10/2049	13,904	14,364,605
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4 IO†	0.95	%#(l)	3/10/2046	306,607	7,029,978
UBS-Barclays Commercial Mortgage Trust 2012-C4 A4	2.792%		12/10/2045	34,991	35,791,213
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	23,671	24,455,656
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	87,463	91,218,349
UBS-Barclays Commercial Mortgage Trust 2013-C5 AS†	3.347%		3/10/2046	23,805	24,821,444
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649	%#(l)	3/10/2046	12,000	12,504,022
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.118	%#(l)	4/10/2046	407,472	11,548,255
UBS-Citigroup Commercial Mortgage Trust 2011-C1 AS†	5.154%		1/10/2045	4,900	5,145,360
Verus Securitization Trust 2020-1 A1†	2.417	%#(l)	1/25/2060	53,180	53,762,395
VMC Finance LLC 2019-FL3 A†	2.758%(1 Mo. LIBOR + 1.10%)	#	9/15/2036	139,496	139,801,481
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	14,400	14,939,906
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	2,442	2,442,538
Vornado DP LLC Trust 2010-VNO A2FX†	4.004%		9/13/2028	14,787	14,797,006
Vornado DP LLC Trust 2010-VNO C†	5.28%		9/13/2028	6,120	6,126,742
Waikiki Beach Hotel Trust 2019-WBM A†	2.709%(1 Mo. LIBOR + 1.05%)	#	12/15/2033	49,800	49,885,596
Waikiki Beach Hotel Trust 2019-WBM B†	2.889%(1 Mo. LIBOR + 1.23%)	#	12/15/2033	31,700	31,754,942
Waikiki Beach Hotel Trust 2019-WBM C†	3.139%(1 Mo. LIBOR + 1.48%)	#	12/15/2033	22,200	22,238,952
Waikiki Beach Hotel Trust 2019-WBM D†	3.689%(1 Mo. LIBOR + 2.03%)	#	12/15/2033	31,000	31,061,845
Waikiki Beach Hotel Trust 2019-WBM E†	4.339%(1 Mo. LIBOR + 2.68%)	#	12/15/2033	12,800	12,787,757
WaMu Mortgage Pass-Through Certificates Trust 2005-AR18 1A1	3.699	%#(l)	1/25/2036	2,706	2,756,568
Wells Fargo Commercial Mortgage Trust 2010-C1 A2†	4.393%		11/15/2043	4,837	4,860,401
Wells Fargo Commercial Mortgage Trust 2013-120B 2013-120B A†	2.71	%#(l)	3/18/2028	17,000	16,982,765
Wells Fargo Commercial Mortgage Trust 2013-LC12 A4	4.218	%#(l)	7/15/2046	22,226	24,029,749

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wells Fargo Commercial Mortgage Trust 2014-LC16 A5	3.817%		8/15/2050	$13,277	$14,431,904
Wells Fargo Commercial Mortgage Trust 2015-C26 ASB	2.991%		2/15/2048	19,200	19,886,837
Wells Fargo Commercial Mortgage Trust 2015-C29 ASB	3.40%		6/15/2048	10,749	11,268,177
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.639	%#(l)	6/15/2048	143,302	4,197,154
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A	3.075%		12/15/2048	13	13,226
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A IO	1.76	%#(l)	8/15/2049	194,434	18,062,316
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2B	4.67	%#(l)	12/15/2048	66,103	67,326,223
Wells Fargo Commercial Mortgage Trust 2015-P2 A2B	4.74	%#(l)	12/15/2048	82,108	83,990,496
Wells Fargo Commercial Mortgage Trust 2015-SG1 ASB	3.556%		9/15/2048	9,675	10,177,728
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.703	%#(l)	9/15/2048	158,385	5,019,024
Wells Fargo Commercial Mortgage Trust 2016-C34 XA IO	2.128	%#(l)	6/15/2049	149,870	13,318,954
Wells Fargo Commercial Mortgage Trust 2017-SMP A†	2.409%(1 Mo. LIBOR + .75%)	#	12/15/2034	22,721	22,713,357
Wells Fargo Commercial Mortgage Trust 2017-SMP B†	2.659%(1 Mo. LIBOR + 1.00%)	#	12/15/2034	16,322	16,306,186
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	25,197	27,207,494
Wells Fargo Commercial Mortgage Trust 2018-C47 A2	4.361%		9/15/2061	22,988	25,200,701
Wells Fargo Commercial Mortgage Trust 2018-C48 A2	4.224%		1/15/2052	15,302	16,640,192
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	27,678	28,773,335
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	23,788	24,743,378
West Town Mall Trust 2017-KNOX C†	4.346	%#(l)	7/5/2030	17,640	18,249,730
West Town Mall Trust 2017-KNOX D†	4.346	%#(l)	7/5/2030	21,720	22,321,731
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869	%#(l)	2/15/2044	10,645	10,846,398
WF-RBS Commercial Mortgage Trust 2011-C2 A4 IO†	1.339	%#(l)	6/15/2045	320,808	7,189,861
WF-RBS Commercial Mortgage Trust 2012-C10 A3	2.875%		12/15/2045	28,068	29,003,408
WF-RBS Commercial Mortgage Trust 2012-C10 XA IO†	1.537	%#(l)	12/15/2045	52,204	1,923,835
WF-RBS Commercial Mortgage Trust 2012-C6 AS	3.835%		4/15/2045	5,000	5,189,679
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	5,393	5,595,634
WF-RBS Commercial Mortgage Trust 2012-C7 A2 IO†	1.808	%#(l)	8/15/2045	48,178	1,630,274
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.748	%#(l)	6/15/2045	17,378	18,291,985
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	17,064	17,588,415
WF-RBS Commercial Mortgage Trust 2012-C9 C	4.543	%#(l)	11/15/2045	9,180	9,588,520
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	5,000	5,223,646
WF-RBS Commercial Mortgage Trust 2013-C12 AS	3.56%		3/15/2048	26,441	27,858,822
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.194	%#(l)	5/15/2045	239,010	7,637,913

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WF-RBS Commercial Mortgage Trust 2013-C15 A3	3.881%		8/15/2046	$3,347	$3,576,795
WF-RBS Commercial Mortgage Trust 2014-C19 A4	3.829%		3/15/2047	18,050	19,471,326
WF-RBS Commercial Mortgage Trust 2014-C19 A5	4.101%		3/15/2047	5,583	6,108,573
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	0.961	%#(l)	5/15/2047	199,419	6,482,319
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.572	%#(l)	5/15/2047	50,603	1,228,463
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.641	%#(l)	8/15/2047	77,369	2,182,225
WF-RBS Commercial Mortgage Trust 2014-C22 A4	3.488%		9/15/2057	22,760	24,507,026
WF-RBS Commercial Mortgage Trust 2014-C22 A4	3.995%		5/15/2047	5,350	5,845,860
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	0.808	%#(l)	9/15/2057	87,648	2,622,275
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.45	%#(l)	9/15/2057	37,769	699,975
WFLD Mortgage Trust 2014-MONT A†	3.755	%#(l)	8/10/2031	8,000	8,606,744
WFRBS Commercial Mortgage Trust 2014-C21 A4	3.41%		8/15/2047	17,434	18,579,334
Total Non-Agency Commercial Mortgage-Backed Securities (cost $12,368,123,650)					12,494,373,443

	Dividend Rate			Shares (000)
PREFERRED STOCK 0.00%

Oil

Templar Energy LLC (cost $4,795,109)	Zero Coupon			551	1	(e)

U.S. TREASURY OBLIGATIONS 4.93%

U.S. Treasury Note	1.125%		2/28/2022	279,406	280,715,716
U.S. Treasury Note	1.125%		2/28/2025	517,930	523,240,808
U.S. Treasury Note	1.375%		1/31/2022	1,337,993	1,350,014,037
U.S. Treasury Note	2.50%		1/31/2021	735,558	744,881,771
Total U.S. Treasury Obligations (cost $2,871,358,373)					2,898,852,332
Total Long- Term Investments (cost $56,679,912,036)					57,241,625,204

SHORT-TERM INVESTMENTS 5.35%

COMMERCIAL PAPER 3.79%

Aerospace/Defense 0.22%

Boeing Co.	2.333%		10/29/2020	134,250	132,473,843

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Apparel 0.01%

PVH Corp.	2.037%	5/19/2020	$3,000	$2,987,857

Automotive 0.09%

General Motors Financial Co., Inc.	1.909%	3/23/2020	17,834	17,814,442
General Motors Financial Co., Inc.	1.933%	4/24/2020	25,725	25,653,042
Hyundai Capital America	1.876%	3/2/2020	7,763	7,763,000
Total				51,230,484

Beverages 0.04%

Molson Coors Brewing	1.825%	3/2/2020	24,780	24,780,000

Electric: Power 0.17%

Centerpoint Energy, Inc.	1.764%	3/2/2020	52,897	52,897,000
Southern California Edison Co.	1.876%	3/2/2020	32,310	32,310,000
Southern California Edison Co.	2.028%	3/2/2020	14,296	14,296,000
Total				99,503,000

Electrical Equipment 0.29%

Broadcom, Inc.	1.928%	3/4/2020	29,100	29,096,928
Broadcom, Inc.	2.011%	3/26/2020	19,533	19,507,216
Broadcom, Inc.	2.052%	3/18/2020	24,536	24,513,972
Broadcom, Inc.	2.052%	3/24/2020	50,300	50,237,908
Broadcom, Inc.	2.136%	3/10/2020	27,636	27,623,103
Broadcom, Inc.	2.137%	3/12/2020	5,815	5,811,608
Broadcom, Inc.	2.29%	3/5/2020	13,426	13,423,483
Total				170,214,218

Electronics 0.18%

Arrow Electronics, Inc.	1.876%	3/3/2020	37,170	37,162,359
Flex Ltd. 4	1.907%	3/3/2020	68,384	68,380,429
Total				105,542,788

Financial Services 0.22%

Syngenta Wilmington, Inc.	2.092%	5/29/2020	9,337	9,288,079
Syngenta Wilmington, Inc.	2.137%	4/6/2020	46,735	46,639,119
Syngenta Wilmington, Inc.	2.194%	5/29/2020	13,383	13,313,177

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

Syngenta Wilmington, Inc.	2.247%	5/29/2020	$14,029	$13,955,949
Syngenta Wilmington, Inc.	2.247%	6/2/2020	44,684	44,440,589
Total				127,636,913

Food 0.11%

Smithfield Foods, Inc.	1.929%	3/9/2020	22,315	22,306,756
Smithfield Foods, Inc.	1.93%	3/2/2020	25,000	25,000,000
Smithfield Foods, Inc.	1.953%	4/22/2020	12,587	12,552,763
Smithfield Foods, Inc.	2.027%	4/22/2020	4,443	4,430,475
Total				64,289,994

Household Equipment/Products 0.10%

Newell Rubbermaid, Inc.	2.08%	3/4/2020	19,174	19,171,816
Newell Rubbermaid, Inc.	2.08%	3/5/2020	40,116	40,109,147
Total				59,280,963

Leasing 0.14%

Aviation Capital Group LLC	1.879%	3/12/2020	21,915	21,903,738
Aviation Capital Group LLC	1.879%	3/13/2020	4,436	4,433,492
Aviation Capital Group LLC	1.879%	3/24/2020	22,292	22,266,798
Aviation Capital Group LLC	1.909%	3/27/2020	19,056	19,031,121
Aviation Capital Group LLC	1.927%	3/2/2020	18,109	18,109,000
Total				85,744,149

Leisure 0.27%

Royal Caribbean Cruises Ltd.	1.911%	3/17/2020	20,576	20,559,882
Royal Caribbean Cruises Ltd.	1.93%	3/26/2020	22,550	22,521,437
Royal Caribbean Cruises Ltd.	1.931%	3/23/2020	85,275	85,180,487
Royal Caribbean Cruises Ltd.	1.931%	3/26/2020	32,666	32,624,623
Total				160,886,429

Machinery: Agricultural 0.22%

BAT International Finance plc	1.825%	3/2/2020	750	750,000
BAT International Finance plc	1.98%	3/23/2020	26,762	26,731,558
BAT International Finance plc	1.98%	3/25/2020	19,250	19,226,018
BAT International Finance plc	1.98%	3/26/2020	53,502	53,432,447

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Agricultural (continued)

BAT International Finance plc	2.40%	4/3/2020	$26,889	$26,832,832
Total				126,972,855

Metals & Minerals: Miscellaneous 0.05%

Glencore Funding LLC	1.913%	4/20/2020	28,564	28,490,908

Natural Gas 0.04%

National Fuel Gas Co.	1.928%	3/3/2020	10,706	10,705,435
Oneok, Inc.	1.929%	3/20/2020	14,000	13,986,700
Total				24,692,135

Oil 0.32%

Encana Corp.	2.218%	3/13/2020	4,680	4,676,883
Ovintiv Canada ULC	2.085%	4/2/2020	28,010	27,960,555
Ovintiv Canada ULC	2.086%	4/9/2020	8,926	8,906,685
Ovintiv, Inc.	2.00%	3/26/2020	53,000	52,930,393
Ovintiv, Inc.	2.00%	3/26/2020	78,750	78,646,575
Ovintiv, Inc.	2.085%	4/1/2020	13,403	13,380,103
Phillips 66	1.704%	3/2/2020	750	750,000
Total				187,251,194

Oil: Crude Producers 0.77%

Enable Midstream Partners LP	2.243%	5/26/2020	10,000	9,934,220
Energy Transfer Partners LP	2.008%	3/4/2020	117,250	117,237,102
Energy Transfer Partners LP	2.018%	3/6/2020	81,251	81,233,035
Energy Transfer Partners LP	2.029%	3/3/2020	86,306	86,301,205
Energy Transfer Partners LP	2.029%	3/4/2020	70,100	70,092,211
Energy Transfer Partners LP	2.082%	3/16/2020	87,618	87,548,149
Total				452,345,922

Real Estate 0.26%

Crown Castle International Corp.	1.867%	3/6/2020	68,567	68,552,982
Crown Castle International Corp.	1.877%	3/3/2020	35,681	35,679,167

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate (continued)

Crown Castle International Corp.	1.888%	3/10/2020	$13,158	$13,152,561
Crown Castle International Corp.	1.899%	3/17/2020	22,302	22,284,623
Crown Castle International Corp.	1.909%	3/10/2020	14,294	14,288,028
Total				153,957,361

Retail 0.28%

Autonation, Inc.	1.886%	3/2/2020	122,472	122,472,149
Autozone, Inc.	1.704%	3/2/2020	750	750,000
Walgreens Boots Alliance, Inc.	2.203%	7/24/2020	44,714	44,377,684
Total				167,599,833

Transportation: Miscellaneous 0.01%

Huntington Bancshares, Inc.	1.927%	3/2/2020	4,000	4,000,000
Total Commercial Paper (cost $2,229,472,974)				2,229,880,846

CORPORATE BONDS 0.10%

Automotive 0.02%

Nissan Motor Acceptance Corp.†	2.238%(3 Mo. LIBOR + .39%) #	7/13/2020	7,590	7,598,687
Nissan Motor Acceptance Corp.†	2.351%(3 Mo. LIBOR + .39%) #	9/28/2020	6,400	6,410,154
Total				14,008,841

Banks: Regional 0.00%

Goldman Sachs Group, Inc. (The)	3.044%(3 Mo. LIBOR + 1.15%) #	3/15/2020	1,105	1,105,158

Building Materials 0.00%

Martin Marietta Materials, Inc.	2.333%(3 Mo. LIBOR + .65%) #	5/22/2020	1,045	1,046,131

Drugs 0.00%

Actavis Funding SCS (Luxembourg)(f)	3.142%(3 Mo. LIBOR + 1.26%) #	3/12/2020	1,500	1,500,461

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 0.01%

Mississippi Power Co.	2.597%(3 Mo. LIBOR + .65%)	#	3/27/2020	$3,897	$3,898,963

Food 0.01%

Campbell Soup Co.	2.394%(3 Mo. LIBOR + .50%)	#	3/16/2020	4,050	4,050,697

Manufacturing 0.01%

General Electric Co.	2.371%(3 Mo. LIBOR + .41%)	#	3/28/2020	2,804	2,802,243
General Electric Co.	2.631%(3 Mo. LIBOR + .80%)	#	4/15/2020	550	550,503
Total					3,352,746

Metals & Minerals: Miscellaneous 0.01%

Southern Copper Corp. (Peru)(f)	5.375%		4/16/2020	7,057	7,069,729

Oil: Crude Producers 0.04%

Spectra Energy Partners LP	2.592%(3 Mo. LIBOR + .70%)	#	6/5/2020	21,660	21,690,047

Retail 0.00%
Dollar Tree, Inc.	2.536%(3 Mo. LIBOR + .70%)	#	4/17/2020	2,218	2,218,265
Total Corporate Bonds (cost $59,935,170)					59,941,038

FOREIGN BOND 0.02%

Oil

Petroleos Mexicanos (Mexico)(f) (cost $10,325,000)	6.375%		2/4/2021	10,000	10,319,000

U.S. TREASURY OBLIGATION 0.87%

U.S. Treasury Bill (cost $512,248,842)	Zero Coupon		3/26/2020	513,004	512,535,027

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 0.57%

Repurchase Agreement dated 2/28/2020, 0.85% due 3/2/2020 with Fixed Income Clearing Corp. collateralized by $332,290,000 of U.S. Treasury Note at 2.625% due 6/15/2021; value: $340,055,285; proceeds: $333,407,774 (cost $333,384,160)			$333,384	$333,384,160
Total Short-Term Investments (cost $3,145,366,146)				3,146,060,071
Total Investments in Securities 102.69% (cost $59,825,278,182)				60,387,685,275
Liabilities in Excess of Foreign Cash and Other Assets(m) (2.69%)				(1,581,312,109)
Net Assets 100.00%				$58,806,373,166

CAD	Canadian dollar.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 29, 2020, the total value of Rule 144A securities was $27,560,647,335, which represents 46.87% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2020.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Securities purchased on a when-issued basis.
(c)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(f)	Foreign security traded in U.S. dollars.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Defaulted (non-income producing security).
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 29, 2020.
(j)	Interest rate to be determined.
(k)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(l)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(m)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Credit Default Swaps on Indexes - Sell Protection at February 29, 2020 (1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Receivable at Fair Value(4)
Markit CMBX. NA.A.6	Credit Suisse	2.00%	5/11/2063	$30,000,000	$30,044,297	$(1,019,917)	$1,064,214	$44,297
Markit CMBX. NA.A.6	Deutsche Bank	2.00%	5/11/2063	45,000,000	45,066,445	(1,529,875)	1,596,320	66,445
Markit CMBX. NA.A.6	Morgan Stanley	2.00%	5/11/2063	85,000,000	85,125,509	(2,889,763)	3,015,272	125,509
Markit CMBX. NA.A.6	Morgan Stanley	2.00%	5/11/2063	10,000,000	10,014,766	(339,972)	354,738	14,766
						$(5,779,527)	$6,030,544	$251,017

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage- backed securities.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.

(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $6,030,544. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments paid.

Open Forward Foreign Currency Exchange Contracts at February 29, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Morgan Stanley	3/13/2020	51,500,000	$39,075,102	$38,369,126	$705,976

Open Futures Contracts at February 29, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2020	51,879	Long	$11,266,251,378	$11,326,644,849	$60,393,471

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	June 2020	7,437	Short	$(903,989,140)	$(912,891,750)	$(8,902,610)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Cards	$—	$3,304,278,247	$105,528,004	$3,409,806,251
Other	—	6,402,981,276	147,073,830	6,547,993,547
Remaining Industries	—	4,917,331,447	—	4,917,331,447
Common Stocks
Oil	1,021,434	—	14,212	1,035,646
Convertible Bond	—	42,249,417	—	42,249,417
Corporate Bonds	—	21,409,179,538	—	21,409,179,538
Floating Rate Loans
Aerospace/Defense	—	—	503,169,324	503,169,324
Automotive	—	—	69,401,103	69,401,103
Beverages	—	—	136,465,739	136,465,739
Chemicals	—	—	207,656,824	207,656,824
Electric: Power	—	—	75,141,947	75,141,947
Electrical Equipment	—	—	148,189,488	148,189,488
Entertainment	—	258,514,782	20,540,314	279,055,096
Environmental Services	—	14,714,410	21,008,851	35,723,261
Investment Management Companies	—	—	520,357,921	520,357,921
Lodging	—	69,475,000	10,260,937	79,735,937
Oil: Crude Producers	—	—	154,993,194	154,993,194
Real Estate Investment Trusts	—	105,814,028	111,720,743	217,534,771
Telecommunications	—	204,185,956	18,550,090	222,736,046
Wholesale	—	—	28,317,547	28,317,547
Remaining Industries	—	845,350,034	—	845,350,034
Foreign Government Obligations	—	361,197,916	—	361,197,916
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	1,263,717,291	—	1,263,717,291
Government Sponsored Enterprises Pass-Throughs	—	294,860,589	—	294,860,589
Municipal Bonds	—	77,199,554	—	77,199,554
Non-Agency Commercial Mortgage-Backed Securities	—	12,157,434,167	334,877,717	12,494,373,443
Preferred Stock	—	—	1	1
U.S. Treasury Obligations	—	2,898,852,332	—	2,898,852,332
Short-Term Investments
Commercial Paper	—	2,229,880,846	—	2,229,880,846
Corporate Bonds	—	59,941,038	—	59,941,038
Foreign Bond	—	10,319,000	—	10,319,000
U.S. Treasury Obligation	—	512,535,027	—	512,535,027
Repurchase Agreement	—	333,384,160	—	333,384,160
Total	$1,021,434	$57,773,396,055	$2,613,267,786	$60,387,685,275

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Credit Default Swap Contract
Assets	$—	$251,017	$—	$251,017
Liabilities	—	—	—	—
Forward Foreign Currency Exchange Contract
Assets	—	705,976	—	705,976
Liabilities	—	—	—	—
Futures Contracts
Assets	60,393,471	—	—	60,393,471
Liabilities	(8,902,610)	—	—	(8,902,610)
Total	$51,490,861	$956,993	$—	$52,447,854

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 29, 2020

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Commercial Paper	Common Stock	Floating Rate Loans	Government Sponsored Enterprises Pass-Throughs	Non-Agency Commercial Mortgage-Backed Securities	Preferred Stock
Balance as of December 1, 2019	$144,319,296	$53,958,858	$—	$714,589,841	$4,255,349	$358,248,186	$1
Accrued Discounts (Premiums)	(7,603)	291,142	—	114,023	—	21,317	—
Realized Gain (Loss)	—	—	—	27,465	—	7,435	—
Change in Unrealized Appreciation (Depreciation)	1,396,025	—	(7,994)	135,697,659	—	1,895,897	—
Purchases	120,022,000	—	—	1,355,736,258	—	—	—
Security type transferred in	2,061,560	—	—	—	—	—	—
Security type transferred out	—	—	—	—	—	(2,061,560)	—
Sales	—	(54,250,000)	—	(205,222,750)	—	(9,685,751)	—
Transfers into Level 3	—	—	22,206	34,729,299	—	—	—
Transfers out of Level 3	(15,189,444)	—	—	(9,897,773)	(4,255,349)	(13,547,807)	—
Balance as of February 29, 2020	$252,601,834	$—	$14,212	$2,025,774,022	$—	$334,877,717	$1
Change in unrealized appreciation/depreciation for the period ended February 29, 2020, related to Level 3 investments held at February 29, 2020	$1,396,025	$—	$(7,994)	$128,411,831	$—	$1,895,897	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 105.77%

ASSET-BACKED SECURITIES 15.03%

Automobiles 5.54%

ACC Trust 2018-1 B†	4.82%	5/20/2021	$1,611	$1,617,623
ACC Trust 2018-1 C†	6.81%	2/21/2023	1,490	1,523,395
ACC Trust 2019-1 B†	4.47%	10/20/2022	3,041	3,112,619
ACC Trust 2019-1 C†	6.41%	2/20/2024	1,000	1,032,883
Ally Auto Receivables Trust 2019-4 A2	1.93%	10/17/2022	10,240	10,288,436
American Credit Acceptance Receivables Trust 2018-4 A†	3.38%	12/13/2021	347	347,054
American Credit Acceptance Receivables Trust 2019-2 B†	3.05%	5/12/2023	7,113	7,186,480
AmeriCredit Automobile Receivables Trust 2018-2 A2A	2.86%	11/18/2021	2,633	2,636,023
AmeriCredit Automobile Receivables Trust 2018-3 A2A	3.11%	1/18/2022	1,344	1,347,540
AmeriCredit Automobile Receivables Trust 2018-3 A2B	1.908%(1 Mo. LIBOR + .25%) #	1/18/2022	1,344	1,344,241
AmeriCredit Automobile Receivables Trust 2019-1 A2A	2.93%	6/20/2022	3,156	3,171,826
AmeriCredit Automobile Receivables Trust 2019-1 A2B	1.918%(1 Mo. LIBOR + .26%) #	6/20/2022	3,489	3,488,869
Avid Automobile Receivables Trust 2019-1 A†	2.62%	2/15/2024	5,329	5,355,297
Avid Automobile Receivables Trust 2019-1 B†	2.82%	7/15/2026	1,747	1,778,522
Avid Automobile Receivables Trust 2019-1 C†	3.14%	7/15/2026	760	777,704
BMW Vehicle Lease Trust 2019-1 A2	2.79%	3/22/2021	4,071	4,084,649
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	903	903,175
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	1,716	1,736,149
Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%	1/20/2022	6,320	6,340,048
Capital Auto Receivables Asset Trust 2018-2 C†	3.69%	12/20/2023	4,810	4,908,783
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	75	75,445
CarMax Auto Owner Trust 2018-3 A2A	2.88%	10/15/2021	1,231	1,233,693
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	1,542	1,545,737
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	3,652	3,658,506
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	1,010	1,042,602
CPS Auto Receivables Trust 2018-A B†	2.77%	4/18/2022	630	631,458
CPS Auto Receivables Trust 2018-A C†	3.05%	12/15/2023	1,277	1,289,042
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	2,879	2,994,655
CPS Auto Receivables Trust 2019-B E†	5.00%	3/17/2025	3,585	3,800,459
CPS Auto Receivables Trust 2020-A E†	4.09%	12/15/2025	812	837,211
CPS Auto Trust 2018-C A†	2.87%	9/15/2021	152	151,704
CPS Auto Trust 2018-C B†	3.43%	7/15/2022	2,173	2,184,447
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	4,082	4,129,571
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	1,465	1,488,036
Drive Auto Receivables Trust 2017-1 E	5.17%	9/16/2024	5,859	6,127,273

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Drive Auto Receivables Trust 2017-3 C	2.80%	7/15/2022	$484	$483,992
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	2,818	2,863,899
Drive Auto Receivables Trust 2017-BA E†	5.30%	7/15/2024	25,156	25,911,513
Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	186	186,039
Drive Auto Receivables Trust 2019-2 A2A	2.93%	3/15/2022	1,015	1,016,090
Drive Auto Receivables Trust 2019-3 A2A	2.63%	9/15/2022	3,547	3,556,104
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	110	109,579
Enterprise Fleet Financing LLC 2018-1 A2†	2.87%	10/20/2023	1,561	1,571,733
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	2,502	2,505,745
First Investors Auto Owner Trust 2018-2A A1†	3.23%	12/15/2022	1,656	1,663,596
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	2,031	2,036,877
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	546	546,533
Flagship Credit Auto Trust 2018-1 A†	2.59%	6/15/2022	1,199	1,200,863
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	6,255	6,298,166
Flagship Credit Auto Trust 2018-3 B†	3.59%	12/16/2024	4,766	4,885,876
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%	10/15/2021	54	54,275
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%	9/15/2022	3,513	3,530,767
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	1,758	1,785,582
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	962	986,970
Honda Auto Receivables Owner Trust 2019-1 A2	2.75%	9/20/2021	10,002	10,052,083
Mercedes-Benz Auto Lease Trust 2018-B A2	3.04%	12/15/2020	2,216	2,218,287
Santander Drive Auto Receivables Trust 2015-4 E†	4.54%	11/15/2022	21,300	21,330,216
Santander Drive Auto Receivables Trust 2016-1 E	5.02%	6/15/2023	14,124	14,267,751
Santander Drive Auto Receivables Trust 2016-2 E	4.38%	9/15/2023	17,024	17,258,587
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	1,149	1,153,931
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	4,025	4,065,952
Wheels SPV 2 LLC 2018-1A A2†	3.06%	4/20/2027	1,823	1,836,309
World Omni Automobile Lease Securitization Trust 2018-A A3	2.83%	7/15/2021	8,156	8,179,854
World Omni Select Auto Trust 2018-1A A2†	3.24%	4/15/2022	1,401	1,404,538
Total				237,132,862

Credit Cards 1.65%

American Express Credit Account Master Trust 2017-3 A	1.77%	11/15/2022	26,450	26,459,289
Genesis Sales Finance Master Trust 2019-AA A†	4.68%	8/20/2023	4,127	4,216,521
Genesis Sales Finance Master Trust Series 2019-AA B†	5.42%	8/20/2023	1,150	1,175,390
Genesis Sales Finance Master Trust Series 2019-AA C†	6.88%	8/20/2023	1,700	1,747,441
Perimeter Master Note Business Trust 2019-1A A†	4.31%	12/15/2022	8,007	8,100,145	(a)
Perimeter Master Note Business Trust 2019-1A B†	6.02%	12/15/2022	1,199	1,230,002

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Credit Cards (continued)

Perimeter Master Note Business Trust 2019-1A C†	8.06%		12/15/2022		$2,250	$2,320,730
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%		3/15/2023		18,651	18,655,687
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024		6,515	6,532,942
Total						70,438,147

Home Equity 0.01%

New Century Home Equity Loan Trust 2005-A A6	4.672%		8/25/2035		237	240,627

Other 7.83%

ALM VII Ltd. 2012-7A A2R2†	3.681%(3 Mo. LIBOR +1.85%)	#	7/15/2029		9,692	9,704,934
ALM VII Ltd. 2012-7A CR2†	5.381%(3 Mo. LIBOR+ 3.55%)	#	7/15/2029		2,325	2,320,040
Ares XXIX CLO Ltd. 2014-1A A1R†	3.026%(3 Mo. LIBOR + 1.19%)	#	4/17/2026		1,469	1,469,664
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021		435	436,512
Avery Point IV CLO Ltd. 2014-1A BR†	3.394%(3 Mo. LIBOR + 1.60%)	#	4/25/2026		2,019	2,011,323
Avery Point VII CLO Ltd. 2015-7A BR†	3.581%(3 Mo. LIBOR + 1.75%)	#	1/15/2028		4,900	4,903,194
Avery Point VII CLO Ltd. 2015-7A CR†	4.281%(3 Mo. LIBOR + 2.45%)	#	1/15/2028		2,600	2,601,959
Benefit Street Partners CLO IV Ltd. 2014-IVA A1RR†	3.069%(3 Mo. LIBOR + 1.25%)	#	1/20/2029		11,000	11,010,095
Benefit Street Partners CLO XIX Ltd. 2019-19A C†	Zero Coupon	#(b)	1/15/2033		1,634	1,637,981
Benefit Street Partners CLO XIX Ltd. 2019-19A D†	Zero Coupon	#(b)	1/15/2033		2,322	2,326,428
BSPRT Issuer Ltd. 2018-FL4 A†	2.708%(1 Mo. LIBOR + 1.05%)	#	9/15/2035		5,961	5,963,500
CARLYLE US CLO Ltd. 2019-4A C††	5.878%(3 Mo. LIBOR+ 4.00%)	#	1/15/2033		3,051	2,985,221
Cedar Funding VI CLO Ltd. 2016-6A BR†	3.419%(3 Mo. LIBOR + 1.60%)	#	10/20/2028		3,950	3,939,713
CIFC Funding Ltd. 2019-6A D†	Zero Coupon	#(b)	1/16/2033		1,032	1,033,182
Conn's Receivables Funding LLC 2017-B C†	5.95%		11/15/2022		4,823	4,841,884
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028		249	250,258
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029		1,759	1,810,481
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040		3,189	3,252,315
Elm CLO Ltd. 2014-1A ARR†	3.006%(3 Mo. LIBOR + 1.17%)	#	1/17/2029		2,283	2,278,930
Fairstone Financial Issuance Trust I 2019-1A A†(c)	3.948%		3/21/2033	CAD	1,446	1,088,618

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

Fairstone Financial Issuance Trust I 2019-1A B†(c)	5.084%		3/21/2033	CAD	650	$499,685	(a)
Fairstone Financial Issuance Trust I 2019-1A C†(c)	6.299%		3/21/2033	CAD	1,218	941,152	(a)
Fairstone Financial Issuance Trust I 2019-1A D†(c)	7.257%		3/21/2033	CAD	719	558,359	(a)
Ford Credit Floorplan Master Owner Trust 2015-5 A1	2.42%		8/15/2022		$8,100	8,135,731
Galaxy XXI CLO Ltd. 2015-21A AR†	2.839%(3 Mo. LIBOR + 1.02%)	#	4/20/2031		1,970	1,957,897
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	3.944%(3 Mo. LIBOR + 2.15%)	#	7/25/2027		1,496	1,491,694
Hardee's Funding LLC 2018-1A A23†	5.71%		6/20/2048		5,604	6,147,474
Hardee's Funding LLC 2018-1A A2II†	4.959%		6/20/2048		7,733	8,107,240
Jamestown CLO IX Ltd. 2016-9A BR†	4.469%(3 Mo. LIBOR + 2.65%)	#	10/20/2028		5,000	5,012,700
Jamestown CLO VII Ltd. 2015-7A CR†	4.394%(3 Mo. LIBOR + 2.60%)	#	7/25/2027		4,459	4,403,262
JFIN CLO Ltd. 2014-1A B1R†	3.269%(3 Mo. LIBOR + 1.45%)	#	4/21/2025		4,500	4,495,683
Kayne CLO 7 Ltd. 2020-7A A1†(d)	Zero Coupon	#(b)	4/17/2033		11,511	11,505,433
KKR CLO Ltd. 18 D†	5.427%(3 Mo. LIBOR + 3.60%)	#	7/18/2030		918	919,366
KVK CLO Ltd. 2016-1A C†	4.981%(3 Mo. LIBOR + 3.15%)	#	1/15/2029		4,936	4,939,065
Longtrain Leasing III LLC 2015-1A A2†	4.06%		1/15/2045		4,876	5,204,967
Madison Park Funding XXXVI Ltd. 2019-36A C†	2.60%(3 Mo. LIBOR + 2.60%)	#	1/15/2033		3,198	3,208,090
Madison Park Funding XXXVI Ltd. 2019-36A D†	3.75%(3 Mo. LIBOR + 3.75%)	#	1/15/2033		5,391	5,339,335
Marble Point CLO XVII Ltd. 2020-1A A†(d)	Zero Coupon	#(b)	4/20/2033		7,154	7,154,498	(a)
Massachusetts Educational Financing Authority 2008-1 A1	2.744%(3 Mo. LIBOR + .95%)	#	4/25/2038		2,696	2,683,921
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049		12,940	13,903,101
Mountain View CLO LLC 2017-1A AR†(d)	Zero Coupon	#(b)	10/16/2029		6,610	6,609,907
Mountain View CLO X Ltd. 2015-10A BR†	3.198%(3 Mo. LIBOR + 1.35%)	#	10/13/2027		4,300	4,269,749
Navient Private Education Refi Loan Trust 2018-DA A2A†	4.00%		12/15/2059		3,732	3,949,380
Neuberger Berman Loan Advisers CLO Ltd. 2019-35A D†	5.603%(3 Mo. LIBOR+ 3.70%)	#	1/19/2033		2,048	1,982,660
Northwoods Capital 20 Ltd. 2019-20A C†	4.701%(3 Mo. LIBOR + 2.80%)	#	1/25/2030		3,838	3,846,382
Northwoods Capital 20 Ltd. 2019-20A D†	6.151%(3 Mo. LIBOR + 4.25%)	#	1/25/2030		4,443	4,457,144
Octagon Investment Partners 29 Ltd. 2016-1A AR†(d)	Zero Coupon	#(b)	1/24/2033		6,493	6,492,994	(a)
OHA Loan Funding Ltd. 2015-1A CR2†	4.342%(3 Mo. LIBOR + 2.65%)	#	11/15/2032		2,120	2,138,662

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	$105	$104,864
Orec Ltd. 2018-CRE1 A†	2.838%(1 Mo. LIBOR + 1.18%)	#	6/15/2036	6,539	6,543,271
Palmer Square Loan Funding Ltd. 2018-1A A1†	2.431%(3 Mo. LIBOR + .60%)	#	4/15/2026	4,724	4,710,509
Palmer Square Loan Funding Ltd. 2018-1A A2†	2.881%(3 Mo. LIBOR + 1.05%)	#	4/15/2026	2,878	2,870,456
Palmer Square Loan Funding Ltd. 2018-1A B†	3.231%(3 Mo. LIBOR + 1.40%)	#	4/15/2026	2,179	2,161,083
Palmer Square Loan Funding Ltd. 2018-5A A2†	3.219%(3 Mo. LIBOR + 1.40%)	#	1/20/2027	1,618	1,613,025
Pennsylvania Higher Education Assistance Agency 2006-1 B	2.064%(3 Mo. LIBOR + .27%)	#	4/25/2038	1,591	1,485,069
PFS Financing Corp. 2018-B†	3.08%		2/15/2023	3,180	3,205,933
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	3,919	4,100,867
Regatta VI Funding Ltd. 2016-1A CR†	3.869%(3 Mo. LIBOR + 2.05%)	#	7/20/2028	3,106	3,099,036
Regatta XVI Funding Ltd. 2019-2A C†	4.603%(3 Mo. LIBOR + 2.70%)	#	1/15/2033	1,846	1,863,918
Regatta XVI Funding Ltd. 2019-2A D†	5.803%(3 Mo. LIBOR+ 3.90%)	#	1/15/2033	2,013	2,017,338
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	1,300	1,309,535
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	4,251	4,323,289
SCF Equipment Leasing LLC 2019-1A C†	3.92%		11/20/2026	13,901	14,123,163
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	9,263	9,531,720
SCF Equipment Leasing LLC 2019-2A C†	3.11%		6/21/2027	6,718	6,959,162
Shackleton CLO Ltd. 2016-9A B†	3.719%(3 Mo. LIBOR + 1.90%)	#	10/20/2028	3,333	3,320,483
Shackleton CLO Ltd. 2019-14A A2†	3.719%(3 Mo. LIBOR + 1.90%)	#	7/20/2030	11,147	11,154,705
SLC Student Loan Trust 2008-1 A4A	3.494%(3 Mo. LIBOR + 1.60%)	#	12/15/2032	7,865	8,010,808
Sound Point CLO XI Ltd. 2016-1A AR†	2.919%(3 Mo. LIBOR + 1.10%)	#	7/20/2028	3,749	3,752,124
Sound Point CLO XII Ltd. 2016-2A CR†	4.419%(3 Mo. LIBOR + 2.60%)	#	10/20/2028	5,210	5,215,609
Sound Point CLO XV Ltd. 2017-1A C†	4.306%(3 Mo. LIBOR + 2.50%)	#	1/23/2029	3,701	3,687,706
Textainer Marine Containers VII Ltd. 2019-1A A†	3.96%		4/20/2044	3,964	4,133,540
Towd Point Asset Trust 2018-SL1 A†	2.227%(1 Mo. LIBOR + .60%)	#	1/25/2046	4,818	4,798,990

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	2.788%(1 Mo. LIBOR + 1.13%) #	11/15/2037	$6,669	$6,674,359
Tralee CLO III Ltd. 2014-3A AR†	2.849%(3 Mo. LIBOR + 1.03%) #	10/20/2027	9,102	9,107,122
Voya CLO Ltd. 2019-1A D†	5.131%(3 Mo. LIBOR + 3.30%) #	4/15/2029	1,048	1,049,502
Westgate Resorts LLC 2018-1A A†	3.38%	12/20/2031	1,971	2,006,068
Wingstop Funding LLC 2018-1 A2†	4.97%	12/5/2048	5,358	5,590,406
Total				334,745,423
Total Asset-Backed Securities (cost $637,692,936)				642,557,059

CORPORATE BONDS 29.30%

Aerospace/Defense 0.25%

Kratos Defense & Security Solutions, Inc.†	6.50%	11/30/2025	1,027	1,089,046
Signature Aviation US Holdings, Inc.†	4.00%	3/1/2028	2,981	2,948,954
Spirit AeroSystems, Inc.	4.60%	6/15/2028	721	716,449
TransDigm, Inc.	6.375%	6/15/2026	5,779	5,948,903
Total				10,703,352

Air Transportation 0.08%

Latam Finance Ltd.†	7.00%	3/1/2026	3,260	3,265,982

Apparel 0.06%

PVH Corp.	7.75%	11/15/2023	2,290	2,671,548

Auto Parts: Original Equipment 0.21%

Adient US LLC†	7.00%	5/15/2026	1,516	1,581,379
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.†	8.50%	5/15/2027	3,848	3,922,459
ZF North America Capital, Inc.†	4.75%	4/29/2025	3,370	3,525,149
Total				9,028,987

Automotive 0.72%

Aston Martin Capital Holdings Ltd. (Jersey)†(e)	6.50%	4/15/2022	1,797	1,662,225
Ford Motor Co.	7.45%	7/16/2031	10,643	12,079,781
General Motors Co.	6.60%	4/1/2036	10,721	12,904,130
Tesla, Inc.†	5.30%	8/15/2025	4,112	4,122,239
Total				30,768,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional 5.56%

Akbank T.A.S. (Turkey)†(e)	5.00%	10/24/2022	$2,455	$2,452,938
Banco de Credito e Inversiones SA (Chile)†(e)	3.50%	10/12/2027	3,725	3,860,160
Banco do Brasil SA†	4.625%	1/15/2025	4,000	4,242,000
Bank of America Corp.	3.593%(3 Mo. LIBOR + 1.37%) #	7/21/2028	26,980	29,479,361
Bank of America Corp.	3.95%	4/21/2025	2,775	3,030,727
Bank of America Corp.	3.97%(3 Mo. LIBOR+ 1.07%) #	3/5/2029	5,597	6,301,537
Bank of America Corp.	4.00%	1/22/2025	4,554	4,964,601
Bank of America Corp.	4.45%	3/3/2026	2,000	2,259,194
Citigroup, Inc.	2.666%(SOFR + 1.15%) #	1/29/2031	8,365	8,588,848
Citigroup, Inc.	3.887%(3 Mo. LIBOR + 1.56%) #	1/10/2028	272	301,220
Citigroup, Inc.	3.98%(3 Mo. LIBOR + 1.34%) #	3/20/2030	8,361	9,468,797
Citigroup, Inc.	4.45%	9/29/2027	4,060	4,591,809
Goldman Sachs Group, Inc. (The)	6.25%	2/1/2041	4,069	5,969,618
JPMorgan Chase & Co.	3.54%(3 Mo. LIBOR + 1.38%) #	5/1/2028	3,733	4,081,617
JPMorgan Chase & Co.	3.782%(3 Mo. LIBOR + 1.34%) #	2/1/2028	27,001	29,915,405
Macquarie Group Ltd. (Australia)†(e)	4.654%(3 Mo. LIBOR + 1.73%) #	3/27/2029	9,640	11,145,888
Morgan Stanley	3.625%	1/20/2027	9,466	10,396,666
Morgan Stanley	3.875%	1/27/2026	6,664	7,375,386
Morgan Stanley	4.00%	7/23/2025	13,805	15,338,106
Morgan Stanley	7.25%	4/1/2032	523	775,152
Popular, Inc.	6.125%	9/14/2023	683	718,287
Santander UK plc (United Kingdom)(e)	7.95%	10/26/2029	4,693	6,318,436
Toronto-Dominion Bank (The) (Canada)(e)	3.625%(5 Yr. Swap rate + 2.21%) #	9/15/2031	19,023	20,722,328
Turkiye Garanti Bankasi AS (Turkey)†(e)	5.875%	3/16/2023	1,100	1,107,150
UBS AG	7.625%	8/17/2022	8,638	9,715,936
UBS AG (Switzerland)(e)	5.125%	5/15/2024	9,363	10,139,193
Wells Fargo Bank NA	5.85%	2/1/2037	9,276	12,904,191
Wells Fargo Bank NA	6.60%	1/15/2038	7,573	11,507,628
Total				237,672,179

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.41%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	2/1/2036	$13,089	$15,608,478
Becle SAB de CV (Mexico)†(e)	3.75%	5/13/2025	1,900	2,035,756
Total				17,644,234

Building Materials 0.22%

Carrier Global Corp.†	3.577%	4/5/2050	1,616	1,661,788
Cemex SAB de CV (Mexico)†(e)	5.45%	11/19/2029	3,880	3,899,400
Griffon Corp.†	5.75%	3/1/2028	3,679	3,713,491
Total				9,274,679

Business Services 0.41%

Adani Ports & Special Economic Zone Ltd. (India)†(e)	4.00%	7/30/2027	2,055	2,161,733
Ahern Rentals, Inc.†	7.375%	5/15/2023	4,095	3,180,116
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	4,247	3,961,219
PayPal Holdings, Inc.	2.85%	10/1/2029	4,020	4,228,739
Pepperdine University	3.301%	12/1/2059	1,856	2,149,233
United Rentals North America, Inc.	4.875%	1/15/2028	1,908	1,961,710
Total				17,642,750

Chemicals 0.69%

CF Industries, Inc.	4.95%	6/1/2043	3,986	4,238,712
CNAC HK Finbridge Co. Ltd. (Hong Kong)(e)	3.50%	7/19/2022	4,000	4,120,893
CNAC HK Finbridge Co. Ltd. (Hong Kong)(e)	4.125%	7/19/2027	8,550	9,385,562
Orbia Advance Corp. SAB de CV (Mexico)†(e)	4.875%	9/19/2022	1,364	1,444,288
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(e)	3.949%	4/24/2023	6,720	6,956,578
Syngenta Finance NV (Netherlands)†(e)	4.441%	4/24/2023	1,200	1,276,705
Tronox, Inc.†	6.50%	4/15/2026	2,055	1,977,886
Total				29,400,624

Coal 0.18%

Indika Energy Capital III Pte Ltd. (Singapore)†(e)	5.875%	11/9/2024	4,200	3,869,010
Warrior Met Coal, Inc.†	8.00%	11/1/2024	3,800	3,906,495
Total				7,775,505

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.47%

Dell International LLC/EMC Corp.†	5.45%	6/15/2023	$1,752	$1,929,120
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	863	1,011,387
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	7,347	9,994,926
Diebold Nixdorf, Inc.	8.50%	4/15/2024	2,128	1,921,403
Leidos, Inc.	5.50%	7/1/2033	524	596,428
Leidos, Inc.	7.125%	7/1/2032	3,725	4,803,192
Total				20,256,456

Computer Software 0.20%

Oracle Corp.	6.125%	7/8/2039	5,614	8,358,581

Construction/Homebuilding 0.24%

Century Communities, Inc.	6.75%	6/1/2027	3,686	3,971,011
Toll Brothers Finance Corp.	4.35%	2/15/2028	3,884	4,110,155
TRI Pointe Group, Inc.	5.25%	6/1/2027	2,171	2,329,152
Total				10,410,318

Containers 0.09%

Mauser Packaging Solutions Holding Co.†	7.25%	4/15/2025	4,046	3,931,417

Diversified 0.01%

KOC Holding AS (Turkey)†(e)	5.25%	3/15/2023	625	631,937

Drugs 0.43%

AbbVie, Inc.†	4.25%	11/21/2049	2,491	2,820,522
Bausch Health Americas, Inc.†	9.25%	4/1/2026	1,729	1,935,045
Bausch Health Cos, Inc.†	5.00%	1/30/2028	2,055	2,033,155
Bayer Corp.†	6.65%	2/15/2028	2,173	2,743,742
CVS Health Corp.	5.05%	3/25/2048	7,125	8,781,667
Total				18,314,131

Electric: Power 2.24%

Ausgrid Finance Pty Ltd. (Australia)†(e)	4.35%	8/1/2028	7,038	7,963,055
Berkshire Hathaway Energy Co.	3.80%	7/15/2048	7,378	8,485,029

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Electric: Power (continued)

Cleco Corporate Holdings LLC†	3.375%	9/15/2029		$3,100	$3,191,889
Cleco Corporate Holdings LLC	4.973%	5/1/2046		2,736	3,348,264
Dominion Energy South Carolina, Inc.	6.05%	1/15/2038		3,664	5,315,727
Dominion Energy South Carolina, Inc.	6.625%	2/1/2032		1,709	2,464,529
El Paso Electric Co.	5.00%	12/1/2044		2,392	3,009,452
Emera US Finance LP	4.75%	6/15/2046		6,904	8,121,698
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(e)	4.45%	8/1/2035		1,845	2,062,710
Entergy Arkansas LLC	4.20%	4/1/2049		4,712	5,772,537
Entergy Louisiana LLC	4.00%	3/15/2033		7,846	9,486,217
Exelon Generation Co. LLC	5.60%	6/15/2042		564	673,846
Exelon Generation Co. LLC	5.75%	10/1/2041		4,219	5,006,453
FirstEnergy Transmission LLC†	4.55%	4/1/2049		5,238	6,589,089
Listrindo Capital BV (Netherlands)†(e)	4.95%	9/14/2026		6,150	6,337,052
Massachusetts Electric Co.†	4.004%	8/15/2046		3,105	3,686,888
Minejesa Capital BV (Netherlands)†(e)	4.625%	8/10/2030		1,800	1,886,854
Oglethorpe Power Corp.	5.95%	11/1/2039		2,611	3,335,899
Pennsylvania Electric Co.†	3.60%	6/1/2029		3,906	4,362,816
PSEG Power LLC	8.625%	4/15/2031		3,362	4,800,019
Total					95,900,023

Electrical Equipment 0.29%

Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%	1/15/2027		11,627	12,202,546

Electronics 0.00%

Trimble, Inc.	4.90%	6/15/2028		124	140,655

Energy Equipment & Services 0.18%

Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%	1/15/2026		3,720	3,878,175
Greenko Solar Mauritius Ltd. (Mauritius)†(e)	5.95%	7/29/2026		3,880	3,937,798
Total					7,815,973

Engineering & Contracting Services 0.16%

Brand Industrial Service, Inc.†	8.50%	7/15/2025		2,080	2,027,979
China Railway Resources Huitung Ltd. (Hong Kong)(e)	3.85%	2/5/2023		2,849	3,011,830
Promontoria Holding 264 BV†(c)	6.75%	8/15/2023	EUR	2,000	1,870,975
Total					6,910,784

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Entertainment 0.23%

Penn National Gaming, Inc.†	5.625%	1/15/2027	$3,891	$4,038,265
Scientific Games International, Inc.†	7.25%	11/15/2029	3,853	3,759,179
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(e)	7.00%	7/15/2026	1,844	1,985,711
Total				9,783,155

Financial Services 1.45%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	3.50%	1/15/2025	10,075	10,525,400
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	3.875%	1/23/2028	6,006	6,322,710
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	4.875%	1/16/2024	2,348	2,556,586
Affiliated Managers Group, Inc.	3.50%	8/1/2025	3,039	3,287,012
Ally Financial, Inc.	8.00%	11/1/2031	2,911	4,035,199
Brightsphere Investment Group, Inc.	Zero Coupon	7/27/2026	3,066	3,352,808
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	6,154	6,057,844
International Lease Finance Corp.	5.875%	8/15/2022	1,071	1,167,443
Navient Corp.	5.00%	3/15/2027	6,793	6,587,172
Navient Corp.	6.75%	6/25/2025	1,929	2,039,917
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	3,612	4,016,526
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	4,780	5,413,972
Springleaf Finance Corp.	5.375%	11/15/2029	1,943	1,987,980
SURA Asset Management SA (Colombia)†(e)	4.375%	4/11/2027	4,400	4,764,573
Total				62,115,142

Food 0.51%

Arcor SAIC (Argentina)†(e)	6.00%	7/6/2023	2,538	2,432,038
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	4,208	4,197,438
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.†	6.50%	4/15/2029	7,041	7,650,399
Kraft Heinz Foods Co.	4.375%	6/1/2046	4,364	4,037,594
Minerva Luxembourg SA (Luxembourg)†(e)	5.875%	1/19/2028	3,261	3,299,643
Total				21,617,112

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Foreign Government 0.11%

CBB International Sukuk Co. 6 Spc (Bahrain)†(e)	5.25%	3/20/2025	$4,450	$4,779,678

Health Care Services 1.14%

Adventist Health System	2.952%	3/1/2029	2,279	2,396,000
Advocate Health & Hospitals Corp.	3.387%	10/15/2049	4,206	4,813,911
Centene Corp.†	3.375%	2/15/2030	5,555	5,561,944
CommonSpirit Health	3.347%	10/1/2029	12,708	13,500,968
HCA, Inc.	5.25%	6/15/2026	6,002	6,870,481
MEDNAX, Inc.†	6.25%	1/15/2027	4,081	3,927,861
New York and Presbyterian Hospital (The)	3.954%	8/1/2119	1,297	1,574,390
Radiology Partners, Inc.†	9.25%	2/1/2028	4,152	4,183,140
Surgery Center Holdings, Inc.†	10.00%	4/15/2027	3,684	4,035,260
Tenet Healthcare Corp.†	6.25%	2/1/2027	1,883	1,974,796
Total				48,838,751

Household Equipment/Products 0.05%

Newell Brands, Inc.	5.375%	4/1/2036	1,886	2,104,018

Insurance 0.38%

HUB International Ltd.†	7.00%	5/1/2026	1,094	1,107,648
Radian Group, Inc.	4.875%	3/15/2027	3,968	4,217,379
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	8,180	10,813,937
Total				16,138,964

Investment Management Companies 0.02%

Grupo de Inversiones Suramericana SA (Colombia)†(e)	5.50%	4/29/2026	750	838,386

Leisure 0.45%

Carnival plc	7.875%	6/1/2027	3,957	5,289,153
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	10,029	10,304,877
Viking Cruises Ltd.†	5.875%	9/15/2027	4,010	3,571,507
Total				19,165,537

Lodging 0.19%

Boyd Gaming Corp.†	4.75%	12/1/2027	2,038	2,020,779
Wyndham Destinations, Inc.	5.75%	4/1/2027	5,616	5,953,227
Total				7,974,006

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Agricultural 0.47%

BAT Capital Corp.	4.39%	8/15/2037	$12,695	$13,414,200
MHP Lux SA (Luxembourg)†(e)	6.25%	9/19/2029	4,250	4,229,643
MHP Lux SA (Luxembourg)†(e)	6.95%	4/3/2026	2,460	2,573,780
Total				20,217,623

Machinery: Industrial/Specialty 0.46%

Kennametal, Inc.	4.625%	6/15/2028	3,687	4,133,598
nVent Finance Sarl (Luxembourg)(e)	4.55%	4/15/2028	13,974	15,394,050
Total				19,527,648

Manufacturing 0.23%

Carlisle Cos., Inc.	2.75%	3/1/2030	5,539	5,552,292
General Electric Co.	2.121%(3 Mo. LIBOR + .38%) #	5/5/2026	1,827	1,762,801
General Electric Co.	6.15%	8/7/2037	1,787	2,344,877
Total				9,659,970

Media 1.34%

AMC Networks, Inc.	4.75%	8/1/2025	1,901	1,898,690
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	3,839	3,999,662
Cox Communications, Inc.†	4.70%	12/15/2042	2,680	3,113,447
Cox Communications, Inc.†	8.375%	3/1/2039	11,333	18,483,946
DISH DBS Corp.	7.75%	7/1/2026	3,947	4,248,590
Globo Comunicacao e Participacoes SA (Brazil)†(e)	4.875%	1/22/2030	6,120	6,130,710
Gray Television, Inc.†	7.00%	5/15/2027	1,793	1,948,274
Scripps Escrow, Inc.†	5.875%	7/15/2027	3,962	4,117,905
Time Warner Cable LLC	7.30%	7/1/2038	2,682	3,644,764
Time Warner Entertainment Co. LP	8.375%	7/15/2033	4,078	5,932,130
VTR Finance BV (Chile)†(e)	6.875%	1/15/2024	3,496	3,571,741
Total				57,089,859

Metals & Minerals: Miscellaneous 1.14%

Anglo American Capital plc (United Kingdom)†(e)	4.00%	9/11/2027	10,010	10,967,984
Anglo American Capital plc (United Kingdom)†(e)	4.75%	4/10/2027	10,543	12,028,974
Chinalco Capital Holdings Ltd.	4.00%	8/25/2021	3,925	3,981,456
Freeport-McMoRan, Inc.(d)	4.125%	3/1/2028	4,247	4,029,766
Glencore Finance Canada Ltd. (Canada)†(e)	5.55%	10/25/2042	8,234	9,388,097
Hecla Mining Co.	7.25%	2/15/2028	2,712	2,671,591

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)

Kinross Gold Corp. (Canada)(e)	5.95%	3/15/2024	$1,969	$2,194,421
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(e)	4.10%	4/11/2023	3,200	3,316,160
Total				48,578,449

Natural Gas 0.22%

Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	7,932	9,415,138

Oil 2.63%

Afren plc (United Kingdom)†(e)(f)	10.25%	4/8/2019	2,537	21,363
Berry Petroleum Co. LLC†	7.00%	2/15/2026	2,998	2,616,797
Centennial Resource Production LLC†	6.875%	4/1/2027	4,017	3,604,544
Citgo Holding, Inc.†	9.25%	8/1/2024	1,464	1,526,220
Ecopetrol SA (Colombia)(e)	4.125%	1/16/2025	9,365	9,883,961
Ecopetrol SA (Colombia)(e)	5.875%	5/28/2045	1,866	2,234,787
Empresa Nacional del Petroleo (Chile)†(e)	3.75%	8/5/2026	4,700	4,899,743
Eni SpA (Italy)†(e)	5.70%	10/1/2040	12,550	16,206,384
Equinor ASA (Norway)(e)	7.15%	11/15/2025	4,060	5,191,217
Gazprom PJSC Via Gaz Capital SA (Luxembourg)†(e)	4.95%	2/6/2028	1,300	1,447,098
Laredo Petroleum, Inc.	9.50%	1/15/2025	7,227	5,212,474
MEG Energy Corp. (Canada)†(e)	7.00%	3/31/2024	3,798	3,606,524
MEG Energy Corp. (Canada)†(e)	7.125%	2/1/2027	3,488	3,322,320
Oasis Petroleum, Inc.	6.875%	3/15/2022	4,947	3,895,762
OGX Austria GmbH (Brazil)†(e)(f)	8.50%	6/1/2018	1,730	35
Pertamina Persero PT (Indonesia)†(e)	4.15%	2/25/2060	1,300	1,278,745
Pertamina Persero PT (Indonesia)†(e)	4.70%	7/30/2049	800	875,261
Pertamina Persero PT (Indonesia)†(e)	5.625%	5/20/2043	1,500	1,820,951
Petrobras Global Finance BV (Netherlands)†(e)	5.093%	1/15/2030	4,536	4,859,190
Petroleos Mexicanos (Mexico)(e)	4.50%	1/23/2026	6,372	6,285,006
Petroleos Mexicanos (Mexico)(e)	5.35%	2/12/2028	8,650	8,467,031
QEP Resources, Inc.	5.625%	3/1/2026	2,337	1,875,501
Saudi Arabian Oil Co. (Saudi Arabia)†(e)	2.875%	4/16/2024	6,400	6,578,078
Sinopec Group Overseas Development Ltd.†	4.375%	10/17/2023	1,548	1,686,448
SM Energy Co.	6.75%	9/15/2026	3,462	2,744,838
Transocean, Inc.†	7.25%	11/1/2025	4,087	3,392,169
Valero Energy Corp.	10.50%	3/15/2039	4,131	7,181,497
YPF SA (Argentina)†(e)	8.50%	7/28/2025	1,787	1,516,118
Total				112,230,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 0.54%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(e)	4.60%	11/2/2047	$2,240	$2,639,661
AI Candelaria Spain SLU (Spain)†(e)	7.50%	12/15/2028	250	277,413
Buckeye Partners LP	6.375%(3 Mo. LIBOR + 4.02%) #	1/22/2078	5,349	4,297,574
Cheniere Corpus Christi Holdings LLC†	3.70%	11/15/2029	2,461	2,468,346
Northern Natural Gas Co.†	4.30%	1/15/2049	2,437	2,959,878
Sabine Pass Liquefaction LLC	5.875%	6/30/2026	5,500	6,338,495
Spectra Energy Partners LP	2.592%(3 Mo. LIBOR + .70%) #	6/5/2020	3,990	3,995,535
Total				22,976,902

Oil: Integrated Domestic 0.28%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	4.08%	12/15/2047	10,039	10,645,995
Nine Energy Service, Inc.†	8.75%	11/1/2023	1,747	1,394,543
Total				12,040,538

Paper & Forest Products 0.09%

Fibria Overseas Finance Ltd. (Brazil)(e)	4.00%	1/14/2025	3,850	4,003,711

Real Estate Investment Trusts 1.91%

China Evergrande Group (China)(e)	10.00%	4/11/2023	7,000	6,551,098
Country Garden Holdings Co. Ltd. (China)(e)	4.75%	1/17/2023	1,483	1,490,624
Country Garden Holdings Co. Ltd. (China)(e)	4.75%	9/28/2023	2,517	2,528,575
EPR Properties	4.95%	4/15/2028	11,859	13,498,733

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

Healthcare Trust of America Holdings LP	3.10%	2/15/2030	$5,785	$6,052,961
Kaisa Group Holdings Ltd. (China)(e)	9.375%	6/30/2024	2,200	2,058,183
Kaisa Group Holdings Ltd. (China)†(e)	11.95%	10/22/2022	2,460	2,636,825
Longfor Group Holdings Ltd. (China)(e)	4.50%	1/16/2028	2,970	3,209,974
Shimao Property Holdings Ltd. (Hong Kong)(e)	4.75%	7/3/2022	3,200	3,256,122
Spirit Realty LP	3.40%	1/15/2030	5,551	5,929,386
Sunac China Holdings Ltd. (China)(e)	7.875%	2/15/2022	5,800	6,004,721
VEREIT Operating Partnership LP	4.875%	6/1/2026	15,872	18,131,146
WEA Finance LLC†	2.875%	1/15/2027	8,254	8,530,139
Yuzhou Properties Co. Ltd. (China)(e)	6.00%	10/25/2023	1,700	1,655,177
Total				81,533,664

Retail 0.04%

Lithia Motors, Inc.†	4.625%	12/15/2027	1,813	1,860,464

Retail: Specialty 0.15%

Coty, Inc.†	6.50%	4/15/2026	6,347	6,537,569

Steel 0.10%

GUSAP III LP†	4.25%	1/21/2030	4,000	4,062,152

Technology 0.76%

Baidu, Inc. (China)(e)	3.50%	11/28/2022	3,350	3,494,829
JD.com, Inc. (China)(e)	3.375%	1/14/2030	6,160	6,424,762
Match Group, Inc.†	5.625%	2/15/2029	1,858	1,967,803
Netflix, Inc.	6.375%	5/15/2029	5,169	5,986,219
Prosus NV (Netherlands)†(e)	3.68%	1/21/2030	1,490	1,544,995
Prosus NV (Netherlands)†(e)	5.50%	7/21/2025	5,300	5,930,435
Tencent Holdings Ltd. (China)†(e)	3.595%	1/19/2028	6,500	7,020,287
Total				32,369,330

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 0.82%

AT&T, Inc.	6.25%	3/29/2041	$8,647	$11,677,939
Front Range BidCo, Inc.†(d)	6.125%	3/1/2028	1,719	1,698,587
Intelsat Jackson Holdings SA (Luxembourg)(e)	5.50%	8/1/2023	4,221	3,638,861
Ooredoo International Finance Ltd.†	3.75%	6/22/2026	1,800	1,921,801
Oztel Holdings SPC Ltd. (United Arab Emirates)†(e)	6.625%	4/24/2028	4,600	4,923,412
Sprint Capital Corp.	6.875%	11/15/2028	3,513	4,190,271
Verizon Communications, Inc.	2.792%(3 Mo. LIBOR + 1.10%) #	5/15/2025	3,276	3,350,514
ViaSat, Inc.†	5.625%	4/15/2027	3,751	3,807,171
Total				35,208,556

Toys 0.15%

Mattel, Inc.†	6.75%	12/31/2025	5,904	6,217,119

Transportation: Miscellaneous 0.04%

Autoridad del Canal de Panama (Panama)†(e)	4.95%	7/29/2035	200	239,689
Pelabuhan Indonesia III Persero PT (Indonesia)†(e)	4.50%	5/2/2023	1,500	1,584,375
Total				1,824,064

Utilities 0.25%

Aegea Finance Sarl (Brazil)†(e)	5.75%	10/10/2024	3,936	4,095,113
Empresas Publicas de Medellin ESP (Colombia)†(e)	4.25%	7/18/2029	1,770	1,845,928
Essential Utilities, Inc.	3.566%	5/1/2029	4,306	4,768,000
Total				10,709,041

Wholesale 0.05%

Performance Food Group, Inc.†	5.50%	10/15/2027	1,960	2,070,299
Total Corporate Bonds (cost $1,184,696,405)				1,252,207,943

FLOATING RATE LOANS(g) 0.99%

Building Materials 0.24%

Airxcel, Inc. 2018 1st Lien Term Loan	6.103%(1 Mo. LIBOR + 4.50%)	4/28/2025	4,123	4,074,988
Forterra Finance LLC 2017 Term Loan B	4.603%(1 Mo. LIBOR + 3.00%)	10/25/2023	6,204	6,009,862
Total				10,084,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Software 0.14%

Navicure, Inc. 2019 Term Loan B	5.603%(1 Mo. LIBOR + 4.00%)	10/22/2026	$6,084	$6,030,765	(h)

Containers 0.14%

Proampac PG Borrower LLC 2016 1st Lien Term Loan	5.147%(3 Mo. LIBOR + 3.50%)	11/20/2023	6,124	5,879,480

Electric: Power 0.14%

Helix Gen Funding, LLC Term Loan B	5.353%(1 Mo. LIBOR + 3.75%)	6/3/2024	6,216	6,006,210

Food 0.09%

United Natural Foods, Inc. Term Loan B	5.853%(1 Mo. LIBOR + 4.25%)	10/22/2025	4,726	3,978,804

Leisure 0.09%

Hayward Industries, Inc. 1st Lien Term Loan	5.103%(1 Mo. LIBOR + 3.50%)	8/5/2024	4,045	3,972,466

Technology 0.10%

Optiv Security, Inc. 1st Lien Term Loan	4.853%(1 Mo. LIBOR + 3.25%)	2/1/2024	4,678	4,039,461

Transportation: Miscellaneous 0.05%

Gruden Acquisition, Inc. 2nd Lien Term Loan	10.445%(3 Mo. LIBOR + 8.50%)	8/18/2023	2,238	2,223,084
Total Floating Rate Loans (cost $42,589,158)				42,215,120

FOREIGN GOVERNMENT OBLIGATIONS 3.38%

Angola 0.18%

Republic of Angola†(e)	8.25%	5/9/2028	3,460	3,564,506
Republic of Angola†(e)	9.50%	11/12/2025	3,900	4,358,601
Total				7,923,107

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Argentina 0.05%

Provincia de Mendoza†(e)	8.375%	5/19/2024	$2,850	$2,094,750

Bahamas 0.13%

Commonwealth of Bahamas†(e)	6.00%	11/21/2028	2,750	3,129,080
Commonwealth of Bahamas†(e)	6.95%	11/20/2029	1,943	2,309,761
Total				5,438,841

Bermuda 0.08%

Government of Bermuda†	3.717%	1/25/2027	3,090	3,334,442

Costa Rica 0.05%

Costa Rica Government†(e)	5.625%	4/30/2043	2,200	1,976,579

Dominican Republic 0.11%

Dominican Republic†(e)	6.40%	6/5/2049	3,080	3,271,561
Dominican Republic†(e)	6.50%	2/15/2048	1,500	1,613,917
Total				4,885,478

Egypt 0.17%

Arab Republic of Egypt†(e)	4.55%	11/20/2023	635	643,525
Arab Republic of Egypt†(e)	6.125%	1/31/2022	1,065	1,103,211
Arab Republic of Egypt†(e)	6.588%	2/21/2028	3,800	3,915,691
Arab Republic of Egypt†(e)	7.903%	2/21/2048	1,560	1,584,927
Total				7,247,354

Guatemala 0.11%

Republic of Guatemala†(e)	4.875%	2/13/2028	4,550	4,932,689

Honduras 0.08%

Honduras Government†(e)	6.25%	1/19/2027	3,260	3,640,140

Indonesia 0.25%

Republic of Indonesia(e)	3.40%	9/18/2029	10,000	10,541,434

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Jamaica 0.08%

Government of Jamaica(e)	6.75%	4/28/2028	$3,000	$3,514,823

Japan 0.98%

Japan Bank for International Corp.(e)	2.125%	2/10/2025	23,428	24,400,996
Japan Bank for International Corp.(e)	2.50%	5/23/2024	16,562	17,440,519
Total				41,841,515

Kenya 0.14%

Republic of Kenya†(e)	7.00%	5/22/2027	5,650	5,969,960

Latvia 0.05%

Republic of Latvia†(e)	5.25%	6/16/2021	2,047	2,143,110

Mexico 0.10%

United Mexican States(e)	3.75%	1/11/2028	3,915	4,193,944

Nigeria 0.14%

Republic of Nigeria†(e)	6.375%	7/12/2023	3,720	3,964,516
Republic of Nigeria†(e)	7.143%	2/23/2030	2,000	1,989,066
Total				5,953,582

Pakistan 0.05%

Republic of Pakistan†(e)	6.875%	12/5/2027	2,000	2,109,900

Qatar 0.21%

State of Qatar†(e)	3.25%	6/2/2026	5,701	6,069,062
State of Qatar†(e)	5.103%	4/23/2048	2,100	2,792,452
Total				8,861,514

Romania 0.01%

Republic of Romania†(e)	6.125%	1/22/2044	320	427,470

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Sri Lanka 0.05%

Republic of Sri Lanka†(e)	6.85%		11/3/2025	$2,310	$2,287,863

Turkey 0.36%

Export Credit Bank of Turkey†(e)	8.25%		1/24/2024	2,650	2,807,399
Republic of Turkey(e)	3.25%		3/23/2023	2,995	2,852,738
Republic of Turkey(e)	4.25%		4/14/2026	5,200	4,768,920
Republic of Turkey(e)	5.25%		3/13/2030	2,532	2,309,817
Republic of Turkey(e)	5.75%		3/22/2024	2,625	2,646,630
Total					15,385,504
Total Foreign Government Obligations (cost $140,594,822)					144,703,999

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.21%

Federal Home Loan Mortgage Corp. Q001 XA IO	2.22	%#(i)	2/25/2032	17,020	2,242,784
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	34	34,248
Government National Mortgage Assoc. 2015-47 AE	2.90	%#(i)	11/16/2055	5,866	6,047,490
Government National Mortgage Assoc. 2015-48 AS	2.90	%#(i)	2/16/2049	4,951	5,124,874
Government National Mortgage Assoc. 2015-73 AC	2.90	%#(i)	2/16/2053	1,042	1,075,533
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	10,802	11,142,879
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	8,201	8,442,115
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	4,295	4,441,223
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	2,857	2,953,653
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	3,328	3,441,973
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	2,794	2,869,502
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	3,710	3,831,410
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $49,985,687)					51,647,684

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 22.67%

Federal Home Loan Mortgage Corp.	4.00%		10/1/2049	9,842	10,917,849
Federal National Mortgage Assoc.(j)	3.00%		TBA	245,150	252,097,041
Federal National Mortgage Assoc.(j)	3.50%		TBA	558,900	580,448,211
Federal National Mortgage Assoc.	4.00%		1/1/2048	11,989	13,308,564
Government National Mortgage Assoc.(j)	3.50%		TBA	108,500	112,428,886
Total Government Sponsored Enterprises Pass-Throughs (cost $963,484,426)					969,200,551

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 0.80%

Miscellaneous

California	7.30%		10/1/2039	$1,495	$2,422,812
California	7.625%		3/1/2040	2,235	3,816,910
California Health Facilities Financing Authority	3.034%		6/1/2034	2,215	2,368,854
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	4,092	4,422,961
Massachusetts School Building Authority	3.395%		10/15/2040	5,675	6,079,741
Michigan Finance Authority	3.084%		12/1/2034	5,935	6,502,030
Pennsylvania	5.35%		5/1/2030	1,600	1,610,384
Permanent University Fund - Texas A&M University System	3.66%		7/1/2047	4,310	4,752,637
University of California Bond of Regents	3.006%		5/15/2050	2,380	2,420,817
Total Municipal Bonds (cost $32,378,034)					34,397,146

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.61%

Angel Oak Mortgage Trust 2020-1 A1†	2.466	%#(i)	12/25/2059	2,310	2,323,407
Atrium Hotel Portfolio Trust 2018-ATRM A†	2.609%(1 Mo. LIBOR + .95%)	#	6/15/2035	3,567	3,567,891
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	2.509%(1 Mo. LIBOR + .85%)	#	1/15/2033	1,512	1,512,408
BBCMS Mortgage Trust 2019-BWAY A†	2.615%(1 Mo. LIBOR + .96%)	#	11/25/2034	4,168	4,166,335
BBCMS Mortgage Trust 2019-BWAY B†	2.969%(1 Mo. LIBOR + 1.31%)	#	11/25/2034	1,832	1,825,123
BX Trust 2018-GW A†	2.459%(1 Mo. LIBOR + .80%)	#	5/15/2035	9,610	9,601,543
BX Trust 2019-OC11 A†	3.202%		12/9/2041	7,941	8,723,155
CF Trust 2019-BOSS A1†	4.909%(1 Mo. LIBOR + 3.25%)	#	12/15/2021	4,660	4,800,099	(a)
Citigroup Commercial Mortgage Trust 2014-GC25 XB IO	0.18	%#(i)	10/10/2047	50,626	522,283
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	8,100	7,368,226
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.008	%#(i)	8/10/2047	3,860	141,748
Commercial Mortgage Pass-Through Certificates 2014-UBS4 D†	4.707	%#(i)	8/10/2047	12,450	11,855,636
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.311	%#(i)	2/10/2048	10,552	9,950,056
Commercial Mortgage Pass-Through Certificates 2015-PC1 AM	4.29	%#(i)	7/10/2050	3,400	3,774,849
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.435	%#(i)	7/10/2050	1,570	1,725,064
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.435	%#(i)	7/10/2050	2,684	2,877,353

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.435	%#(i)	7/10/2050	$7,822	$7,629,366
Commercial Mortgage Pass-Through Certificates 2016-COR1 AM	3.494%		10/10/2049	1,922	2,081,854
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	3,000	2,935,414
CSAIL Commercial Mortgage Trust 2016-C7 D†	4.387	%#(i)	11/15/2049	4,890	4,416,195
CSAIL Commercial Mortgage Trust 2019-C18 AS	3.321%		12/15/2052	4,507	4,910,694
CSMC Series 2019-UVIL A†	3.16%		12/15/2041	3,895	4,230,179
CSMC Trust 2020-AFC1 A1†	2.24	%#(i)	2/25/2050	5,429	5,494,059
DBWF Mortgage Trust 2018-GLKS A†	2.677%(1 Mo. LIBOR + 1.03%)	#	11/19/2035	6,411	6,428,701
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339	%#(i)	1/25/2060	3,449	3,469,045
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	2,553	2,552,761
Great Wolf Trust 2019-WOLF A†	2.693%(1 Mo. LIBOR + 1.03%)	#	12/15/2036	10,151	10,163,717
Great Wolf Trust 2019-WOLF E†	4.391%(1 Mo. LIBOR + 2.73%)	#	12/15/2036	3,955	3,964,675
GS Mortgage Securities Corp. Trust 2018-RIVR A†	2.609%(1 Mo. LIBOR + .95%)	#	7/15/2035	4,372	4,383,847
GS Mortgage Securities Trust 2014-GC26 C	4.513	%#(i)	11/10/2047	135	141,428
GS Mortgage Securities Trust 2015-GC32 C	4.427	%#(i)	7/10/2048	1,230	1,341,396
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.541	%#(i)	8/5/2034	19,156	576,212
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	4,226	4,315,499
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159	%#(i)	8/5/2034	3,741	3,650,483
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.493	%#(i)	8/5/2034	22,024	273,318
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	0.751	%#(i)	4/15/2047	2,864	58,884
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.285	%#(i)	4/15/2047	1,595	22,035
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.269	%#(i)	7/15/2048	2,500	2,656,991
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	2.659%(1 Mo. LIBOR + 1.00%)	#	6/15/2032	9,102	9,107,396
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	2.959%(1 Mo. LIBOR + 1.30%)	#	6/15/2032	6,822	6,828,317
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ D†	3.759%(1 Mo. LIBOR + 2.10%)	#	6/15/2032	4,546	4,554,823

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	2.697%(1 Mo. LIBOR + 1.27%)	#	11/15/2035	$3,436	$3,439,562
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	2.618%(1 Mo. LIBOR + .95%)	#	7/5/2033	2,472	2,474,006
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	2.918%(1 Mo. LIBOR + 1.25%)	#	7/5/2033	7,410	7,418,630
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	2,228	2,416,122
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	2,968	3,223,336
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	623	521,337
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464	%#(i)	1/26/2060	2,110	2,128,329
PFP Ltd. 2019-6 A†	2.70%(1 Mo. LIBOR + 1.05%)	#	4/14/2037	4,767	4,770,805
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	3,696	3,765,810
Residential Mortgage Loan Trust 2020-1 A1†	2.376	%#(i)	2/25/2024	1,480	1,495,443
Sequoia Mortgage Trust 2012-4 A3	2.069	%#(i)	9/25/2042	241	241,053
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A1†	3.872	%#(i)	1/5/2043	695	768,133
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144	%#(i)	1/5/2043	450	498,084
Starwood Mortgage Residential Trust 2020-1 A1†	2.275	%#(i)	2/25/2050	3,433	3,463,143
UBS-BAMLL Trust 2012-WRM E†	4.238	%#(i)	6/10/2030	3,905	3,848,885
Verus Securitization Trust 2020-1 A1†	2.417	%#(i)	1/25/2060	3,890	3,932,603
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.285	%#(i)	7/15/2046	5,195	4,743,796
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.11	%#(i)	5/15/2048	7,460	7,412,820
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176	%#(i)	7/15/2048	2,642	2,806,614
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	4.971	%#(i)	1/15/2059	2,748	2,837,772
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785	%#(i)	11/15/2050	3,197	3,565,285
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	0.961	%#(i)	5/15/2047	8,672	281,906
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.572	%#(i)	5/15/2047	2,205	53,530
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.569	%#(i)	10/15/2057	60,061	1,369,585
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307	%#(i)	10/15/2057	100,000	1,202,570
Total Non-Agency Commercial Mortgage-Backed Securities (cost $228,489,656)					239,601,624

U.S. TREASURY OBLIGATIONS 26.78%

U.S. Treasury Bond	2.00%		2/15/2050	109,651	118,425,221
U.S. Treasury Bond	2.75%		11/15/2047	78,916	97,823,472

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
U.S. TREASURY OBLIGATIONS (continued)

U.S. Treasury Bond	3.625%	8/15/2043		$54,109	$75,249,555
U.S. Treasury Inflation Indexed Note(k)	0.625%	4/15/2023		82,221	84,493,948
U.S. Treasury Note(d)	1.125%	2/28/2022		58,948	59,224,319
U.S. Treasury Note(d)	1.125%	2/28/2025		147,421	148,932,641
U.S. Treasury Note	1.375%	1/31/2022		282,475	285,012,863
U.S. Treasury Note	1.50%	2/15/2030		97,412	100,745,317
U.S. Treasury Note	2.50%	1/31/2021		172,387	174,572,140
Total U.S. Treasury Obligations (cost $1,094,004,406)					1,144,479,476
Total Long- Term Investments (cost $4,373,915,530)					4,521,010,602

SHORT-TERM INVESTMENTS 17.18%

FOREIGN GOVERNMENT OBLIGATION 4.86%

Japan

Japan Treasury Discount Bill(c) (cost $204,709,132)	Zero Coupon	4/13/2020	JPY	22,416,700	207,859,894

U.S. TREASURY OBLIGATIONS 8.48%

U.S. Treasury Bill	Zero Coupon	3/26/2020		$87,710	87,629,818
U.S. Treasury Bill	Zero Coupon	5/7/2020		275,420	274,769,767
Total U.S. Treasury Obligations (cost $362,259,482)					362,399,585

REPURCHASE AGREEMENTS 3.84%

Repurchase Agreement dated 2/28/2020, 0.85% due 3/2/2020 with Fixed Income Clearing Corp. collateralized by $16,930,000 of U.S. Treasury Note at 2.625% due 6/15/2021; value: $17,325,637; proceeds: $16,986,065				16,985	16,984,862
Repurchase Agreement dated 2/28/2020, 1.47% due 3/2/2020 with JPMorgan Chase & Co. collateralized by $49,351,000 of U.S. Treasury Note at 1.875% due 6/30/2026; value: $52,055,200; proceeds: $51,000,000				51,000	51,000,000
Repurchase Agreement dated 2/28/2020, 1.55% due 3/2/2020 with Toronto Dominion Grand Cayman collateralized by $96,875,000 of U.S. Treasury Note at 1.25% due 8/31/2024; value: $98,217,397; proceeds: $96,000,000				96,000	96,000,000
Total Repurchase Agreements (cost $163,984,862)					163,984,862
Total Short-Term Investments (cost $730,953,476)					734,244,341
Total Investments in Securities 122.95% (cost $5,104,869,006)					5,255,254,943
Liabilities in Excess of Cash, Foreign Cash and Other Assets(l) (22.95%)					(980,939,350)
Net Assets 100.00%					$4,274,315,593

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2020

CAD	Canadian dollar.
EUR	Euro.
JPY	Japanese yen.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 29, 2020, the total value of Rule 144A securities was $1,213,429,509, which represents 28.39% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2020.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Security is issued on a When Issued basis.
(e)	Foreign security traded in U.S. dollars.
(f)	Defaulted (non-income producing security).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 29, 2020.
(h)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(k)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(l)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2020

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at February 29, 2020(1):

Referenced Index	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.HY.33(4)(5)	Credit Suisse	5.00%	12/20/2024	$15,939,000	$16,751,641	$844,767	$(32,126)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $(32,126).
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Open Forward Foreign Currency Exchange Contracts at February 29, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Morgan Stanley	3/13/2020	3,778,000	$2,866,519	$2,814,729	$51,790
Euro	Sell	Toronto Dominion Bank	3/9/2020	1,741,000	1,944,055	1,922,723	21,332
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$73,122

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Japanese yen	Sell	Morgan Stanley	4/13/2020	22,416,700,000	$205,478,711	$208,286,417	$(2,807,706)

Open Futures Contracts at February 29, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2020	512	Long	$111,102,039	$111,784,001	$681,962
U.S. 5-Year Treasury Note	June 2020	2,583	Long	314,139,217	317,063,250	2,924,033
U.S. Long Bond	June 2020	1,017	Long	169,641,773	173,144,250	3,502,477
U.S. Ultra Treasury Bond	June 2020	42	Long	8,463,402	8,715,000	251,598
Total Unrealized Appreciation on Open Futures Contracts						$7,360,070

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Bond	June 2020	767	Short	$(113,550,385)	$(115,217,782)	$(1,667,397)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2020

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund's investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Cards	$—	$62,338,002	$8,100,145	$70,438,147
Other	—	319,098,735	15,646,688	334,745,423
Remaining Industries	—	237,373,489	—	237,373,489
Corporate Bonds	—	1,252,207,943	—	1,252,207,943
Floating Rate Loans
Computer Software	—	—	6,030,765	6,030,765
Remaining Industries	—	36,184,355	—	36,184,355
Foreign Government Obligations	—	144,703,999	—	144,703,999
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	51,647,684	—	51,647,684
Government Sponsored Enterprises Pass-Throughs	—	969,200,551	—	969,200,551
Municipal Bonds	—	34,397,146	—	34,397,146
Non-Agency Commercial Mortgage-Backed Securities	—	234,801,525	4,800,099	239,601,624
U.S. Treasury Obligations	—	1,144,479,476	—	1,144,479,476
Short-Term Investments
Foreign Government Obligation	—	207,859,894	—	207,859,894
U.S. Treasury Obligations	—	362,399,585	—	362,399,585
Repurchase Agreements	—	163,984,862	—	163,984,862
Total	$—	$5,220,677,246	$34,577,697	$5,255,254,943
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(32,126)	—	(32,126)
Forward Foreign Currency Exchange Contracts
Assets	—	73,122	—	73,122
Liabilities	—	(2,807,706)	—	(2,807,706)
Futures Contracts
Assets	7,360,070	—	—	7,360,070
Liabilities	(1,667,397)	—	—	(1,667,397)
Total	$5,692,673	$(2,766,710)	$—	$2,925,963

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 29, 2020

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities
Balance as of December 1, 2019	$13,524,444	$—	$4,666,375
Accrued Discounts (Premiums)	73	(508)	—
Realized Gain (Loss)	—	—	—
Change in Unrealized Appreciation (Depreciation)	85,991	(71,615)	133,724
Purchases	13,647,491	2,017,711	—
Sales	—	—	—
Transfers into Level 3	—	4,085,177	—
Transfers out of Level 3	(3,511,166)	—	—
Balance as of February 29, 2020	$23,746,833	$6,030,765	$4,800,099
Change in unrealized appreciation/depreciation for the period ended February 29, 2020, related to Level 3 investments held at February 29, 2020	$85,991	$(71,615)	$133,724

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 63.41%

ASSET-BACKED SECURITIES 20.41%

Automobiles 12.22%

ACC Trust 2019-1 A†	3.75%	5/20/2022	$7,415	$7,471,694
Ally Auto Receivables Trust 2017-2 A3	1.78%	8/16/2021	6,446	6,448,899
Ally Auto Receivables Trust 2019-4 A2	1.93%	10/17/2022	31,984	32,135,288
American Credit Acceptance Receivables Trust 2016-3 C†	4.26%	8/12/2022	2,109	2,113,958
American Credit Acceptance Receivables Trust 2018-1 C†	3.55%	4/10/2024	2,420	2,431,805
American Credit Acceptance Receivables Trust 2019-1 B†	3.32%	4/12/2023	11,520	11,650,012
AmeriCredit Automobile Receivables 2015-4 D	3.72%	12/8/2021	21,398	21,481,050
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	15	15,374
AmeriCredit Automobile Receivables Trust 2016-3 C	2.24%	4/8/2022	2,481	2,485,579
AmeriCredit Automobile Receivables Trust 2016-3 D	2.71%	9/8/2022	6,489	6,555,947
AmeriCredit Automobile Receivables Trust 2016-4 B	1.83%	12/8/2021	603	603,374
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	4,176	4,182,368
AmeriCredit Automobile Receivables Trust 2018-2 A2A	2.86%	11/18/2021	4,404	4,409,053
AmeriCredit Automobile Receivables Trust 2018-3 A2A	3.11%	1/18/2022	4,322	4,332,698
AmeriCredit Automobile Receivables Trust 2018-3 A2B	1.908%(1 Mo. LIBOR + .25%) #	1/18/2022	4,322	4,322,090
AmeriCredit Automobile Receivables Trust 2019-1 A2A	2.93%	6/20/2022	13,976	14,045,066
AmeriCredit Automobile Receivables Trust 2019-1 A2B	1.918%(1 Mo. LIBOR + .26%) #	6/20/2022	15,447	15,447,230
AmeriCredit Automobile Receivables Trust 2019-3 A2A	2.17%	1/18/2023	33,489	33,660,718
ARI Fleet Lease Trust 2020-A A2†	1.77%	8/15/2028	12,188	12,187,584
Avid Automobile Receivables Trust 2018-1 A†	2.84%	8/15/2023	502	502,837
BMW Vehicle Lease Trust 2019-1 A2	2.79%	3/22/2021	36,121	36,243,017
BMW Vehicle Lease Trust 2019-1 A3	2.84%	11/22/2021	19,638	19,862,176
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	75	74,916
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	99	99,099
California Republic Auto Receivables Trust 2017-1 A4	2.28%	6/15/2022	6,664	6,679,460
Capital Auto Receivables Asset Trust 2017-1 A3†	2.02%	8/20/2021	1,051	1,051,625
Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%	1/20/2022	13,409	13,451,402
Capital Auto Receivables Asset Trust 2018-1 A4†	2.93%	6/20/2022	13,907	14,081,016
Capital Auto Receivables Asset Trust 2018-2 A2†	3.02%	2/22/2021	3,984	3,989,029
Capital Auto Receivables Asset Trust 2018-2 A3†	3.27%	6/20/2023	12,196	12,289,724
Capital Auto Receivables Asset Trust 2018-2 B†	3.48%	10/20/2023	5,648	5,737,708
Capital One Prime Auto Receivables Trust 2019-1 A2	2.58%	4/15/2022	91,689	92,265,501
Capital One Prime Auto Receivables Trust 2019-2 A2	2.06%	9/15/2022	95,682	96,111,918
Capital One Prime Auto Receivables Trust 2020-1 A2	1.64%	6/15/2023	55,066	55,358,720
CarMax Auto Owner Trust 2016-1 D	3.11%	8/15/2022	6,389	6,392,514
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	8	8,107

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	$692	$691,681
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	17,638	17,668,279
CarMax Auto Owner Trust 2017-2 A3	1.93%	3/15/2022	5,199	5,211,907
Carvana Auto Receivables Trust 2019-3A A2†	2.42%	4/15/2022	51,396	51,515,000
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	1,578	1,581,845
Chesapeake Funding II LLC 2017-2A A2†	2.108%(1 Mo. LIBOR + .45%) #	5/15/2029	861	861,074
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	605	606,473
Chesapeake Funding II LLC 2017-3A A2†	1.998%(1 Mo. LIBOR + .34%) #	8/15/2029	8,898	8,901,114
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	19,537	19,625,705
Chesapeake Funding II LLC 2017-4A A2†	1.998%(1 Mo. LIBOR + .34%) #	11/15/2029	3,631	3,634,832
Chesapeake Funding II LLC 2018-3A A2†	2.138%(1 Mo. LIBOR + .48%) #	1/15/2031	62,631	62,643,737
CPS Auto Receivables Trust 2016-C C†	3.27%	6/15/2022	1,027	1,027,570
CPS Auto Receivables Trust 2016-C D†	5.92%	6/15/2022	5,325	5,416,341
CPS Auto Receivables Trust 2017-D B†	2.43%	1/18/2022	433	433,033
CPS Auto Receivables Trust 2018-A B†	2.77%	4/18/2022	671	672,583
CPS Auto Receivables Trust 2018-B B†	3.23%	7/15/2022	950	953,652
CPS Auto Receivables Trust 2019-A†	3.18%	6/15/2022	11,808	11,858,468
CPS Auto Trust 2017-A C†	3.31%	12/15/2022	7,240	7,265,594
CPS Auto Trust 2018-C A†	2.87%	9/15/2021	268	268,144
CPS Auto Trust 2018-C B†	3.43%	7/15/2022	3,840	3,860,228
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	5,930	5,998,964
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	14,798	15,033,878
Drive Auto Receivables Trust 2017-3 C	2.80%	7/15/2022	93	93,483
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	15,966	16,224,899
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	5,078	5,098,420
Drive Auto Receivables Trust 2018-2 C	3.63%	8/15/2024	9,656	9,720,627
Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	1,707	1,708,587
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	8,689	8,756,787
Drive Auto Receivables Trust 2018-4 B	3.36%	10/17/2022	3,196	3,199,858
Drive Auto Receivables Trust 2018-4 C	3.66%	11/15/2024	19,314	19,536,567
Drive Auto Receivables Trust 2018-5 B	3.68%	7/15/2023	45,498	45,889,642
Drive Auto Receivables Trust 2019-2 A2A	2.93%	3/15/2022	4,517	4,520,220
Drive Auto Receivables Trust 2019-3 A2A	2.63%	9/15/2022	15,457	15,496,906
Drive Auto Receivables Trust 2019-4 A2A	2.32%	6/15/2022	59,358	59,465,398
Drive Auto Receivables Trust 2019-4 A3	2.16%	5/15/2023	44,367	44,685,573
Drive Auto Receivables Trust 2019-4 B	2.23%	1/16/2024	36,764	37,204,080
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	63	63,147
Enterprise Fleet Financing LLC 2017-2 A2†	1.97%	1/20/2023	261	261,400
Enterprise Fleet Financing LLC 2017-3 A3†	2.36%	5/20/2023	13,222	13,343,896

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Enterprise Fleet Financing LLC 2018-1 A2†	2.87%	10/20/2023	$6,983	$7,031,594
Exeter Automobile Receivables Trust 2016-3A C†	4.22%	6/15/2022	3,267	3,303,877
Exeter Automobile Receivables Trust 2017-1A C†	3.95%	12/15/2022	917	927,210
Exeter Automobile Receivables Trust 2019-3A A†	2.59%	9/15/2022	52,703	52,875,575
Fifth Third Auto Trust 2019-1 A2A	2.66%	5/16/2022	27,340	27,509,053
First Investors Auto Owner Trust 2018-2A A1†	3.23%	12/15/2022	5,163	5,187,059
First Investors Auto Owner Trust 2019-1A A†	2.89%	3/15/2024	22,477	22,753,588
First Investors Auto Owner Trust 2019-2A A†	2.21%	9/16/2024	43,345	43,680,922
Flagship Credit Auto Trust 2016-1 B†	3.91%	6/15/2022	432	432,061
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	294	294,319
Flagship Credit Auto Trust 2018-2 A†	2.97%	10/17/2022	8,253	8,291,435
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	13,940	14,035,388
Ford Credit Auto Lease Trust 2018-A A3	2.93%	6/15/2021	33,803	33,882,588
Ford Credit Auto Lease Trust 2019-A A3	2.90%	5/15/2022	22,870	23,175,767
Ford Credit Auto Lease Trust 2020-A A2	1.80%	7/15/2022	11,965	12,030,281
Ford Credit Auto Owner Trust 2019-A A2A	2.78%	2/15/2022	12,990	13,049,333
Ford Credit Auto Owner Trust 2019-C A2A	1.88%	7/15/2022	31,357	31,489,135
Ford Credit Auto Owner Trust REV1 2016-1 A†	2.31%	8/15/2027	22,256	22,466,448
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%	9/15/2022	3,692	3,711,430
Foursight Capital Automobile Receivables Trust 2018-2 A2†	3.32%	4/15/2022	6,610	6,628,487
Foursight Capital Automobile Receivables Trust 2020-1 A2†	1.97%	9/15/2023	19,900	19,998,429
GM Financial Automobile Leasing Trust 2017 2 B	2.43%	6/21/2021	297	297,244
GM Financial Automobile Leasing Trust 2019-1 A2A	2.91%	4/20/2021	8,293	8,324,193
GM Financial Automobile Leasing Trust 2019-2 A2A	2.67%	6/21/2021	22,585	22,673,118
GM Financial Automobile Leasing Trust 2019-2 A3	2.67%	3/21/2022	16,101	16,317,451
GM Financial Automobile Leasing Trust 2019-3 A2A	2.09%	10/20/2021	92,037	92,340,943
GM Financial Automobile Leasing Trust 2020-1 A2A	1.67%	4/20/2022	36,639	36,785,226
GM Financial Consumer Automobile Receivables Trust 2017-3A A3†	1.97%	5/16/2022	19,494	19,550,810
GM Financial Consumer Automobile Receivables Trust 2019-1 A2	2.99%	3/16/2022	16,866	16,909,834
GM Financial Consumer Automobile Receivables Trust 2020-1 A2	1.83%	1/17/2023	19,948	20,043,324
Honda Auto Receivables Owner Trust 2017-3 A3	1.79%	9/20/2021	4,256	4,257,574
Honda Auto Receivables Owner Trust 2019-1 A2	2.75%	9/20/2021	42,959	43,173,345
Honda Auto Receivables Owner Trust 2020-1 A2	1.63%	10/21/2022	55,157	55,475,995
Hyundai Auto Lease Securitization Trust 2018-A A3†	2.81%	4/15/2021	44,891	45,026,233
Hyundai Auto Lease Securitization Trust 2019-B A2†	2.08%	12/15/2021	31,880	32,015,496
Hyundai Auto Receivables Trust 2019-B A2	1.93%	7/15/2022	16,743	16,850,575
Mercedes-Benz Auto Lease Trust 2018-B A3	3.21%	9/15/2021	6,621	6,672,784
Mercedes-Benz Auto Lease Trust 2019-A A3	3.10%	11/15/2021	10,638	10,765,299
Mercedes-Benz Auto Lease Trust 2019-B A2	2.01%	12/15/2021	27,502	27,586,101
Mercedes-Benz Auto Lease Trust 2020-A A2	1.82%	3/15/2022	26,688	26,787,119
Nissan Auto Receivables Owner Trust 2017-C A3	2.12%	4/18/2022	24,688	24,794,435
Prestige Auto Receivables Trust 2019-1A A2†	2.44%	7/15/2022	26,288	26,383,093

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Prestige Auto Receivables Trust 2019-1A A3†	2.45%	5/15/2023	$29,320	$29,645,833
Santander Drive Auto Receivables Trust 2015-4 D	3.53%	8/16/2021	16,552	16,568,435
Santander Drive Auto Receivables Trust 2015-4 E†	4.54%	11/15/2022	40,950	41,008,090
Santander Drive Auto Receivables Trust 2015-5 D	3.65%	12/15/2021	8,111	8,117,953
Santander Drive Auto Receivables Trust 2016-1 E	5.02%	6/15/2023	38,076	38,463,530
Santander Drive Auto Receivables Trust 2016-2 D	3.39%	4/15/2022	1,160	1,168,764
Santander Drive Auto Receivables Trust 2016-2 E	4.38%	9/15/2023	13,300	13,483,271
Santander Drive Auto Receivables Trust 2016-3 C	2.46%	3/15/2022	1,612	1,614,290
Santander Drive Auto Receivables Trust 2016-3 D	2.80%	8/15/2022	11,898	12,016,286
Santander Drive Auto Receivables Trust 2018-1 B	2.63%	7/15/2022	12,946	12,956,026
Santander Drive Auto Receivables Trust 2018-2 B	3.03%	9/15/2022	11,604	11,635,474
Santander Drive Auto Receivables Trust 2018-2 C	3.35%	7/17/2023	42,429	42,979,414
Santander Drive Auto Receivables Trust 2018-3 B	3.29%	10/17/2022	6,891	6,908,828
Santander Drive Auto Receivables Trust 2018-3 C	3.51%	8/15/2023	42,656	43,183,083
Santander Drive Auto Receivables Trust 2018-4 B	3.27%	1/17/2023	43,038	43,201,607
Santander Drive Auto Receivables Trust 2018-5 B	3.52%	12/15/2022	12,616	12,666,689
Santander Retail Auto Lease Trust 2020-A A2†	1.69%	1/20/2023	24,911	25,026,296
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	173	173,370
Toyota Auto Receivables Owner Trust 2018-A A3	2.35%	5/16/2022	6,008	6,040,867
Toyota Auto Receivables Owner Trust 2020-A A2	1.67%	11/15/2022	66,133	66,463,387
USAA Auto Owner Trust 2019-1 A2	2.26%	2/15/2022	36,415	36,510,433
Westlake Automobile Receivables Trust 2016-3A D†	3.58%	1/18/2022	15,733	15,745,817
Westlake Automobile Receivables Trust 2018-1A C†	2.92%	5/15/2023	2,668	2,675,302
Westlake Automobile Receivables Trust 2018-2A C†	3.50%	1/16/2024	5,383	5,449,639
Westlake Automobile Receivables Trust 2018-3A A2A†	2.98%	1/18/2022	5,120	5,133,983
Westlake Automobile Receivables Trust 2018-3A B†	3.32%	10/16/2023	23,532	23,756,356
Westlake Automobile Receivables Trust 2019-1A A2A†	3.06%	5/16/2022	34,197	34,356,174
Westlake Automobile Receivables Trust 2019-2A A2A†	2.57%	2/15/2023	38,758	39,000,278
Westlake Automobile Receivables Trust 2019-3A A2†	2.15%	2/15/2023	77,896	78,589,391
Wheels SPV 2 LLC 2018-1A A2†	3.06%	4/20/2027	3,341	3,365,186
World Omni Auto Receivables Trust 2020-A A2	1.71%	11/15/2022	41,658	41,852,585
World Omni Automobile Lease Securitization Trust 2018-A A3	2.83%	7/15/2021	14,334	14,376,789
World Omni Automobile Lease Securitization Trust 2018-B A3	3.19%	12/15/2021	17,684	17,963,828
World Omni Select Auto Trust 2018-1A A2†	3.24%	4/15/2022	7,410	7,425,975
World Omni Select Auto Trust 2018-1A A3†	3.46%	3/15/2023	41,150	41,584,528
Total				2,768,070,076

Credit Cards 4.83%

American Express Credit Account Master Trust 2017-2 A	2.108%(1 Mo. LIBOR + .45%) #	9/16/2024	17,324	17,416,392
American Express Credit Account Master Trust 2017-3 A	1.77%	11/15/2022	19,097	19,103,707
American Express Credit Account Master Trust 2018-1 A	2.67%	10/17/2022	9,618	9,621,755

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

American Express Credit Account Master Trust 2019-1 B	3.07%	10/15/2024	$9,000	$9,316,649
BA Credit Card Trust 2017-A1	1.95%	8/15/2022	9,020	9,020,987
BA Credit Card Trust 2017-A2	1.84%	1/17/2023	68,435	68,586,098
Barclays Dryrock Issuance Trust 2017-1 A	1.989%(1 Mo. LIBOR + .33%) #	3/15/2023	616	616,073
Barclays Dryrock Issuance Trust 2017-2 A	1.959%(1 Mo. LIBOR + .30%) #	5/15/2023	16,646	16,659,656
Barclays Dryrock Issuance Trust 2018-1 A	1.989%(1 Mo. LIBOR + .33%) #	7/15/2024	8,533	8,537,260
Capital One Multi-Asset Execution Trust 2016-A7	2.169%(1 Mo. LIBOR + .51%) #	9/16/2024	13,141	13,216,218
Capital One Multi-Asset Execution Trust 2017-A1	2.00%	1/17/2023	46,182	46,182,540
Capital One Multi-Asset Execution Trust 2017-A4	1.99%	7/17/2023	86,277	86,570,877
Chase Issuance Trust 2018-A1	1.859%(1 Mo. LIBOR + .20%) #	4/17/2023	12,755	12,764,778
Citibank Credit Card Issuance Trust 2014-A1	2.88%	1/23/2023	9,819	9,968,907
Citibank Credit Card Issuance Trust 2017-A3	1.92%	4/7/2022	65,640	65,660,900
Citibank Credit Card Issuance Trust 2018-A1	2.49%	1/20/2023	12,278	12,395,795
Discover Card Execution Note Trust 2015-A2 A	1.90%	10/17/2022	14,699	14,702,275
Discover Card Execution Note Trust 2017-A1	2.149%(1 Mo. LIBOR + .49%) #	7/15/2024	47,116	47,375,270
Discover Card Execution Note Trust 2017-A6	1.88%	2/15/2023	39,045	39,154,916
First National Master Note Trust 2017-2 A	2.099%(1 Mo. LIBOR + .44%) #	10/16/2023	3,500	3,506,408
First National Master Note Trust 2018-1 A	2.119%(1 Mo. LIBOR + .46%) #	10/15/2024	32,938	32,945,497
Golden Credit Card Trust 2017-2A A†	1.98%	4/15/2022	23,339	23,350,165
Golden Credit Card Trust 2018-1A A†	2.62%	1/15/2023	35,552	35,939,744
Golden Credit Card Trust 2019-1A A†	2.108%(1 Mo. LIBOR + .45%) #	12/15/2022	49,831	49,992,642
Gracechurch Card Funding plc 2018-1 A†	2.059%(1 Mo. LIBOR + .40%) #	7/15/2022	19,202	19,191,454
Master Credit Card Trust 2019-1A A†	2.119%(1 Mo. LIBOR + .48%) #	7/21/2022	34,629	34,708,072
Master Credit Card Trust II 2018-3A B†	3.40%	1/21/2022	9,053	9,106,469
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%	3/15/2023	31,270	31,277,858
Synchrony Credit Card Master Note Trust 2015-1 B	2.64%	3/15/2023	30,707	30,715,773
Synchrony Credit Card Master Note Trust 2015-4 A	2.38%	9/15/2023	26,086	26,220,635
Synchrony Credit Card Master Note Trust 2017-1 A	1.93%	6/15/2023	5,315	5,321,025
Synchrony Credit Card Master Note Trust 2018-1 C	3.36%	3/15/2024	15,400	15,584,569
Trillium Credit Card Trust II 2019-2A A†	3.038%	1/26/2024	93,330	94,734,626
World Financial Network Credit Card Master Trust 2015-B A	2.55%	6/17/2024	5,045	5,072,274
World Financial Network Credit Card Master Trust 2017-C A	2.31%	8/15/2024	136,766	137,467,992
World Financial Network Credit Card Master Trust 2018-A	3.07%	12/16/2024	30,616	31,113,877
Total				1,093,120,133

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other 3.36%

Ally Master Owner Trust 2018-2 A	3.29%	5/15/2023	$15,340	$15,696,532
Amur Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%	7/20/2022	8,844	9,033,063
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%	6/20/2024	18,822	19,104,475
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%	6/10/2021	3,341	3,350,746
BMW Floorplan Master Owner Trust 2018-1 A1†	3.15%	5/15/2023	17,792	18,169,920
CCG Receivables Trust 2018-1 A2†	2.50%	6/16/2025	779	782,737
Conn’s Receivables Funding LLC 2018-A†	3.25%	1/15/2023	6,569	6,605,742
Conn’s Receivables Funding LLC 2019-A†	3.40%	10/16/2023	16,275	16,408,891
Conn’s Receivables Funding LLC 2019-B A†	2.66%	6/17/2024	19,427	19,552,019
Dell Equipment Finance Trust 2018-1 A2A†	2.97%	10/22/2020	2,816	2,819,251
DLL LLC 2018-1 A3†	3.10%	4/18/2022	18,112	18,259,388
DLL LLC 2019-MT3 A2†	2.13%	1/20/2022	49,857	50,126,831
DLL Securitization Trust 2017-A A3†	2.14%	12/15/2021	12,973	13,001,059
Engs Commercial Finance Trust 2016-1A A2†	2.63%	2/22/2022	22	22,213
Ford Credit Floorplan Master Owner Trust 2015-5 A1	2.42%	8/15/2022	69,839	70,147,074
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%	9/15/2022	38,517	38,670,225
Ford Credit Floorplan Master Owner Trust A 2017-1 A1	2.07%	5/15/2022	72,938	73,006,430
Ford Credit Floorplan Master Owner Trust A 2018-1 A1	2.95%	5/15/2023	32,154	32,741,048
FREED ABS TRUST 2018-1 A†	3.61%	7/18/2024	3,115	3,133,911
FREED ABS TRUST 2018-2 A†	3.99%	10/20/2025	6,556	6,616,432
GMF Floorplan Owner Revolving Trust 2017-2 A1†	2.13%	7/15/2022	43,128	43,229,351
GMF Floorplan Owner Revolving Trust 2018-1 A†	1.958%(1 Mo. LIBOR + .30%) #	3/15/2022	27,768	27,771,127
GMF Floorplan Owner Revolving Trust 2018-2 A1†	3.13%	3/15/2023	32,275	32,887,392
HPEFS Equipment Trust 2020-1A A2†	1.73%	2/20/2030	15,648	15,712,589
Marlette Funding Trust 2018-3 A†	3.20%	9/15/2028	5,659	5,673,424
Marlette Funding Trust 2018-4A A†	3.71%	12/15/2028	8,664	8,767,023
Mercedes-Benz Master Owner Trust 2018-BA A†	1.998%(1 Mo. LIBOR + .34%) #	5/15/2023	20,435	20,472,515
MMAF Equipment Finance LLC 2014-AA A4†	1.59%	2/8/2022	1,363	1,363,225
Navient Private Education Refi Loan Trust 2019-A A1†	3.03%	1/15/2043	7,782	7,839,955
Navistar Financial Dealer Note Master Owner Trust II 2018-1 A†	2.257%(1 Mo. LIBOR + .63%) #	9/25/2023	33,008	33,075,531
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%	4/18/2022	13,038	13,047,472
NextGear Floorplan Master Owner Trust 2018-2A A1†	2.258%(1 Mo. LIBOR + .60%) #	10/15/2023	14,116	14,144,272
Nissan Master Owner Trust Receivables 2017-B A	2.088%(1 Mo. LIBOR + .43%) #	4/18/2022	45,559	45,573,843
OneMain Financial Issuance Trust 2016-1A A†	3.66%	2/20/2029	373	373,448
PFS Financing Corp. 2017-D A†	2.40%	10/17/2022	13,043	13,091,564
SCF Equipment Leasing LLC 2018-1A A2†	3.63%	10/20/2024	5,451	5,543,674

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

SCF Equipment Leasing LLC 2019-1A A1†	3.04%		3/20/2023	$12,613	$12,665,090
SCF Equipment Leasing LLC 2019-2A A1†	2.22%		6/20/2024	21,275	21,419,256
SMB Private Education Loan Trust 2018-B A1†	1.979%(1 Mo. LIBOR + .32%)	#	12/16/2024	332	331,827
SoFi Consumer Loan Program LLC 2016-2A A†	3.09%		10/27/2025	426	427,739
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%		11/26/2040	498	498,100
SoFi Professional Loan Program LLC 2017-F A1FX†	2.05%		1/25/2041	961	961,698
SoFi Professional Loan Program LLC 2018-A A2A†	2.39%		2/25/2042	3,502	3,511,889
SoFi Professional Loan Program Trust 2018-B A1FX†	2.64%		8/25/2047	4,882	4,892,077
Springleaf Funding Trust 2016-AA A†	2.90%		11/15/2029	2,989	2,992,671
Verizon Owner Trust 2017-1A B†	2.45%		9/20/2021	5,164	5,173,942
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031	2,166	2,203,850
Total					760,892,531
Total Asset-Backed Securities (cost $4,596,887,219)					4,622,082,740

CORPORATE BONDS 43.00%

Aerospace/Defense 0.08%

L3Harris Technologies, Inc.	2.25%(3 Mo. LIBOR + .48%)	#	4/30/2020	12,323	12,330,479
Spirit AeroSystems, Inc.	2.694%(3 Mo. LIBOR + .80%)	#	6/15/2021	2,750	2,723,187
United Technologies Corp.	2.342%(3 Mo. LIBOR + .65%)	#	8/16/2021	3,243	3,243,035
Total					18,296,701

Automotive 5.00%

American Honda Finance Corp.	2.238%(3 Mo. LIBOR + .35%)	#	6/11/2021	22,992	23,061,357
American Honda Finance Corp.	2.487%(3 Mo. LIBOR + .54%)	#	6/27/2022	69,124	69,724,716
BMW Finance NV (Netherlands)†(a)	2.503%(3 Mo. LIBOR + .79%)	#	8/12/2022	45,887	46,279,179
BMW US Capital LLC†	2.207%(3 Mo. LIBOR + .50%)	#	8/13/2021	56,220	56,533,362
BMW US Capital LLC†	2.258%(3 Mo. LIBOR + .41%)	#	4/12/2021	77,657	77,954,648
BMW US Capital LLC†	2.28%(3 Mo. LIBOR + .38%)	#	4/6/2020	2,351	2,352,603
BMW US Capital LLC†	2.368%(3 Mo. LIBOR + .53%)	#	4/14/2022	48,940	49,266,686

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)

BMW US Capital LLC†	2.54%(3 Mo. LIBOR + .64%)	#	4/6/2022	$9,237	$9,304,816
Daimler Finance North America LLC†	2.133%(3 Mo. LIBOR + .45%)	#	2/22/2021	7,754	7,773,365
Daimler Finance North America LLC†	2.141%(3 Mo. LIBOR + .39%)	#	5/4/2020	33,492	33,506,913
Daimler Finance North America LLC†	2.143%(3 Mo. LIBOR + .43%)	#	2/12/2021	53,126	53,169,925
Daimler Finance North America LLC†	2.271%(3 Mo. LIBOR + .53%)	#	5/5/2020	14,403	14,421,031
Daimler Finance North America LLC†	2.301%(3 Mo. LIBOR + .55%)	#	5/4/2021	10,073	10,114,657
Daimler Finance North America LLC†	2.411%(3 Mo. LIBOR + .67%)	#	11/5/2021	99,774	100,121,732
Daimler Finance North America LLC†	2.563%(3 Mo. LIBOR + .88%)	#	2/22/2022	16,285	16,366,372
Daimler Finance North America LLC†	2.592%(3 Mo. LIBOR + .90%)	#	2/15/2022	60,036	60,604,094
Ford Motor Credit Co. LLC	2.193%(3 Mo. LIBOR + .43%)	#	11/2/2020	5,384	5,363,667
Ford Motor Credit Co. LLC	2.71%(3 Mo. LIBOR + .81%)	#	4/5/2021	14,800	14,715,973
Ford Motor Credit Co. LLC	2.728%(3 Mo. LIBOR + .88%)	#	10/12/2021	33,232	32,873,059
General Motors Co.	2.542%(3 Mo. LIBOR + .80%)	#	8/7/2020	5,000	5,014,455
General Motors Financial Co., Inc.	2.778%(3 Mo. LIBOR + .93%)	#	4/13/2020	49,955	50,005,348
General Motors Financial Co., Inc.	3.388%(3 Mo. LIBOR + 1.55%)	#	1/14/2022	9,375	9,483,855
Harley-Davidson Financial Services, Inc.†	2.196%(3 Mo. LIBOR + .50%)	#	5/21/2020	19,633	19,646,501
Nissan Motor Acceptance Corp.†	2.238%(3 Mo. LIBOR + .39%)	#	7/13/2020	6,832	6,839,820
Nissan Motor Acceptance Corp.†	2.351%(3 Mo. LIBOR + .39%)	#	9/28/2020	22,250	22,285,301
Nissan Motor Acceptance Corp.†	2.414%(3 Mo. LIBOR + .52%)	#	3/15/2021	32,286	32,345,413
Nissan Motor Acceptance Corp.†	2.558%(3 Mo. LIBOR + .63%)	#	9/21/2021	53,995	54,145,811
Nissan Motor Acceptance Corp.†	2.738%(3 Mo. LIBOR + .89%)	#	1/13/2022	17,979	18,101,827
Toyota Motor Credit Corp.	1.832%(3 Mo. LIBOR + .13%)	#	8/13/2021	45,812	45,789,096

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)

Toyota Motor Credit Corp.	2.412%(3 Mo. LIBOR + .54%)	#	1/8/2021	$23,434	$23,537,085
Volkswagen Group of America Finance LLC†	2.477%(3 Mo. LIBOR + .77%)	#	11/13/2020	130,558	131,020,160
Volkswagen Group of America Finance LLC†	2.653%(3 Mo. LIBOR + .94%)	#	11/12/2021	3,115	3,146,946
Volkswagen Group of America Finance LLC†	2.795%(3 Mo. LIBOR + .86%)	#	9/24/2021	27,861	28,130,349
Total					1,133,000,122

Banks: Regional 27.16%

ABN AMRO Bank NV (Netherlands)†(a)	2.208%(3 Mo. LIBOR + .57%)	#	8/27/2021	28,480	28,638,918
ABN AMRO Bank NV (Netherlands)†(a)	2.229%(3 Mo. LIBOR + .41%)	#	1/19/2021	9,800	9,823,378
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	2.054%(3 Mo. LIBOR + .32%)	#	11/9/2020	9,405	9,419,671
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	2.152%(3 Mo. LIBOR + .46%)	#	5/17/2021	11,750	11,802,232
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	2.186%(3 Mo. LIBOR + .49%)	#	11/21/2022	22,988	23,166,323
Bank of America Corp.	2.479%(3 Mo. LIBOR + .66%)	#	7/21/2021	203,989	204,238,107
Bank of America Corp.	2.559%(3 Mo. LIBOR + .65%)	#	10/1/2021	68,188	68,387,398
Bank of America Corp.	2.597%(3 Mo. LIBOR + .65%)	#	6/25/2022	15,073	15,148,214
Bank of America Corp.	2.979%(3 Mo. LIBOR + 1.16%)	#	1/20/2023	10,689	10,856,351
Bank of America NA	2.033%(3 Mo. LIBOR + .35%)	#	5/24/2021	130,473	130,555,137
Bank of America NA	2.114%(3 Mo. LIBOR + .32%)	#	7/26/2021	78,101	78,207,349
Bank of Montreal (Canada)(a)	2.202%(3 Mo. LIBOR + .40%)	#	1/22/2021	47,041	47,156,732
Bank of Montreal (Canada)(a)	2.291%(3 Mo. LIBOR + .40%)	#	9/10/2021	45,993	46,171,771
Bank of Montreal (Canada)(a)	2.518%(3 Mo. LIBOR + .63%)	#	9/11/2022	13,126	13,258,218
Bank of New York Mellon (The)	2.18%(3 Mo. LIBOR + .28%)	#	6/4/2021	45,966	45,971,236
Bank of Nova Scotia (The) (Canada)(a)	2.259%(3 Mo. LIBOR + .44%)	#	4/20/2021	28,611	28,733,011
Barclays plc (United Kingdom)(a)	3.459%(3 Mo. LIBOR + 1.63%)	#	1/10/2023	4,955	5,053,893

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

BBVA USA	2.618%(3 Mo. LIBOR + .73%)	#	6/11/2021	$35,630	$35,795,730
BNP Paribas SA (France)†(a)	2.132%(3 Mo. LIBOR + .39%)	#	8/7/2021	45,926	46,106,950
Canadian Imperial Bank of Commerce (Canada)(a)	2.078%(3 Mo. LIBOR + .32%)	#	2/2/2021	1,130	1,131,307
Citibank NA	2.119%(3 Mo. LIBOR + .30%)	#	10/20/2020	10,750	10,770,519
Citibank NA	2.223%(3 Mo. LIBOR + .53%)	#	2/19/2022	70,177	70,432,792
Citibank NA	2.295%(3 Mo. LIBOR + .60%)	#	5/20/2022	88,342	88,604,758
Citibank NA	2.376%(3 Mo. LIBOR + .57%)	#	7/23/2021	63,154	63,458,785
Citigroup, Inc.	2.454%(SOFR + .87%)	#	11/4/2022	30,688	30,938,340
Citigroup, Inc.	2.953%(3 Mo. LIBOR + 1.19%)	#	8/2/2021	26,167	26,560,630
Citigroup, Inc.	2.955%(3 Mo. LIBOR + 1.07%)	#	12/8/2021	17,214	17,409,182
Citigroup, Inc.	3.104%(3 Mo. LIBOR + 1.31%)	#	10/26/2020	14,314	14,428,935
Citigroup, Inc.	3.341%(3 Mo. LIBOR + 1.38%)	#	3/30/2021	52,653	53,360,901
Citizens Bank NA/Providence RI	2.217%(3 Mo. LIBOR + .57%)	#	5/26/2020	2,000	2,002,086
Citizens Bank NA/Providence RI	2.424%(3 Mo. LIBOR + .72%)	#	2/14/2022	32,248	32,473,140
Citizens Bank NA/Providence RI	2.447%(3 Mo. LIBOR + .54%)	#	3/2/2020	12,516	12,516,000
Citizens Bank NA/Providence RI	2.457%(3 Mo. LIBOR + .81%)	#	5/26/2022	2,778	2,793,456
Credit Agricole Corporate & Investment Bank SA (France)(a)	2.533%(3 Mo. LIBOR + .63%)	#	10/3/2021	32,902	32,995,620
Danske Bank A/S (Denmark)†(a)	2.417%(3 Mo. LIBOR + .51%)	#	3/2/2020	3,000	3,000,000
Danske Bank A/S (Denmark)(a)	2.417%(3 Mo. LIBOR + .51%)	#	3/2/2020	14,404	14,404,000
DNB Bank ASA (Norway)†(a)	2.20%(3 Mo. LIBOR + .62%)	#	12/2/2022	45,731	46,048,209
Federation des Caisses Desjardins du Quebec (Canada)†(a)	2.10%(3 Mo. LIBOR + .33%)	#	10/30/2020	19,378	19,422,760
Fifth Third Bank	2.234%(3 Mo. LIBOR + .44%)	#	7/26/2021	25,887	25,978,845
Fifth Third Bank/Cincinnati OH	2.403%(3 Mo. LIBOR + .64%)	#	2/1/2022	1,505	1,516,057

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Goldman Sachs Group, Inc. (The)	2.433%(3 Mo. LIBOR + .75%)	#	2/23/2023	$46,814	$47,091,284
Goldman Sachs Group, Inc. (The)	2.557%(3 Mo. LIBOR + .78%)	#	10/31/2022	131,490	132,635,981
Goldman Sachs Group, Inc. (The)	2.862%(3 Mo. LIBOR + 1.17%)	#	11/15/2021	22,483	22,649,808
Goldman Sachs Group, Inc. (The)	2.904%(3 Mo. LIBOR + 1.11%)	#	4/26/2022	189,633	191,691,538
Goldman Sachs Group, Inc. (The)	2.966%(3 Mo. LIBOR + 1.16%)	#	4/23/2020	245,872	245,997,744
Goldman Sachs Group, Inc. (The)	3.154%(3 Mo. LIBOR + 1.36%)	#	4/23/2021	36,110	36,487,340
Goldman Sachs Group, Inc. (The)	3.449%(3 Mo. LIBOR + 1.77%)	#	2/25/2021	18,443	18,713,470
HSBC Holdings plc (United Kingdom)(a)	2.292%(3 Mo. LIBOR + .60%)	#	5/18/2021	60,010	60,062,685
HSBC Holdings plc (United Kingdom)(a)	2.537%(3 Mo. LIBOR + .65%)	#	9/11/2021	70,500	70,571,954
HSBC Holdings plc (United Kingdom)(a)	3.339%(3 Mo. LIBOR + 1.66%)	#	5/25/2021	1,200	1,220,193
Huntington National Bank (The)	2.291%(3 Mo. LIBOR + .55%)	#	2/5/2021	47,000	47,155,025
ING Bank NV (Netherlands)†(a)	2.662%(3 Mo. LIBOR + .97%)	#	8/17/2020	1,700	1,708,331
ING Groep NV (Netherlands)(a)	3.111%(3 Mo. LIBOR + 1.15%)	#	3/29/2022	45,469	46,225,000
JPMorgan Chase & Co.	2.26%(3 Mo. LIBOR + .68%)	#	6/1/2021	140,134	140,313,669
JPMorgan Chase & Co.	2.435%(3 Mo. LIBOR + .55%)	#	3/9/2021	165,747	165,825,440
JPMorgan Chase & Co.	2.509%(3 Mo. LIBOR + .61%)	#	6/18/2022	119,972	120,347,655
JPMorgan Chase & Co.	2.831%(3 Mo. LIBOR + 1.00%)	#	1/15/2023	28,520	28,889,648
JPMorgan Chase & Co.	3.06%(3 Mo. LIBOR + 1.48%)	#	3/1/2021	55,106	55,652,186
JPMorgan Chase Bank NA	2.134%(3 Mo. LIBOR + .34%)	#	4/26/2021	24,750	24,766,818
KeyBank NA	2.423%(3 Mo. LIBOR + .66%)	#	2/1/2022	62,787	63,406,892
KeyBank NA	2.493%(3 Mo. LIBOR + .81%)	#	11/22/2021	4,428	4,458,547
Lloyds Bank plc (United Kingdom)(a)	2.232%(3 Mo. LIBOR + .49%)	#	5/7/2021	19,757	19,853,737
Lloyds Banking Group plc (United Kingdom)(a)	2.728%(3 Mo. LIBOR + .80%)	#	6/21/2021	9,492	9,538,581

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Macquarie Bank Ltd. (Australia)†(a)	2.133%(3 Mo. LIBOR + .45%)	#	11/24/2021	$91,604	$92,016,152
Macquarie Bank Ltd. (Australia)†(a)	2.187%(3 Mo. LIBOR + .45%)	#	8/6/2021	68,896	68,895,371
Manufacturers & Traders Trust Co.	2.064%(3 Mo. LIBOR + .27%)	#	1/25/2021	17,447	17,478,764
Manufacturers & Traders Trust Co.	2.22%(3 Mo. LIBOR + .64%)	#	12/1/2021	45,330	45,336,903
Manufacturers & Traders Trust Co.	2.818%(1 Mo. LIBOR + 1.22%)	#	12/28/2020	40,097	40,121,123
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	2.444%(3 Mo. LIBOR + .65%)	#	7/26/2021	19,196	19,314,289
Morgan Stanley	2.28%(SOFR + .70%)	#	1/20/2023	125,556	126,048,777
Morgan Stanley	2.732%(3 Mo. LIBOR + .93%)	#	7/22/2022	176,553	177,792,524
Morgan Stanley	2.874%(3 Mo. LIBOR + .98%)	#	6/16/2020	17,995	18,045,114
Morgan Stanley	2.999%(3 Mo. LIBOR + 1.18%)	#	1/20/2022	221,629	223,192,336
Morgan Stanley	3.219%(3 Mo. LIBOR + 1.40%)	#	4/21/2021	6,937	7,023,302
MUFG Union Bank NA	2.485%(3 Mo. LIBOR + .60%)	#	3/7/2022	46,977	47,218,214
National Australia Bank Ltd. (Australia)†(a)	2.198%(3 Mo. LIBOR + .35%)	#	1/12/2021	51,851	52,001,781
National Australia Bank Ltd. (Australia)†(a)	2.251%(3 Mo. LIBOR + .41%)	#	12/13/2022	68,680	68,698,732
National Australia Bank Ltd. (Australia)†(a)	2.488%(3 Mo. LIBOR + .58%)	#	9/20/2021	4,611	4,639,819
PNC Bank NA	2.004%(3 Mo. LIBOR + .33%)	#	2/24/2023	91,548	91,216,302
PNC Bank NA	2.052%(3 Mo. LIBOR + .25%)	#	1/22/2021	3,500	3,507,153
PNC Bank NA	2.201%(3 Mo. LIBOR + .31%)	#	6/10/2021	45,977	45,997,559
PNC Bank NA	2.237%(3 Mo. LIBOR + .35%)	#	3/12/2021	70,467	70,640,565
PNC Bank NA	2.252%(3 Mo. LIBOR + .45%)	#	7/22/2022	111,045	111,397,683
PNC Bank NA	2.315%(3 Mo. LIBOR + .43%)	#	12/9/2022	68,653	69,006,073
Regions Bank/Birmingham AL	2.207%(3 Mo. LIBOR + .50%)	#	8/13/2021	56,509	56,553,600
Regions Bank/Birmingham AL	2.289%(3 Mo. LIBOR + .38%)	#	4/1/2021	17,288	17,313,939

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Royal Bank of Canada (Canada)(a)	2.034%(3 Mo. LIBOR + .24%)	#	10/26/2020	$2,822	$2,824,815
Royal Bank of Canada (Canada)(a)	2.194%(3 Mo. LIBOR + .40%)	#	1/25/2021	70,329	70,474,609
Royal Bank of Canada (Canada)(a)	2.196%(3 Mo. LIBOR + .36%)	#	1/17/2023	91,654	91,922,302
Royal Bank of Canada (Canada)(a)	2.222%(3 Mo. LIBOR + .35%)	#	7/8/2021	46,102	46,246,323
Royal Bank of Canada (Canada)(a)	2.245%(3 Mo. LIBOR + .47%)	#	4/29/2022	23,500	23,639,820
Santander UK plc (United Kingdom)(a)	2.20%(3 Mo. LIBOR + .62%)	#	6/1/2021	14,250	14,317,152
Santander UK plc (United Kingdom)(a)	2.063%(3 Mo. LIBOR + .30%)	#	11/3/2020	10,000	10,017,059
Skandinaviska Enskilda Banken AB (Sweden)†(a)	2.532%(3 Mo. LIBOR + .65%)	#	12/12/2022	57,560	57,997,153
Standard Chartered PLC (United Kingdom)†(a)	3.091%(3 Mo. LIBOR + 1.20%)	#	9/10/2022	32,174	32,461,843
Sumitomo Mitsui Banking Corp. (Japan)(a)	2.213%(3 Mo. LIBOR + .37%)	#	10/16/2020	47,074	47,132,029
Toronto-Dominion Bank (The) (Canada)(a)	2.034%(3 Mo. LIBOR + .24%)	#	1/25/2021	15,549	15,578,202
Toronto-Dominion Bank (The) (Canada)(a)	2.07%(3 Mo. LIBOR + .30%)	#	7/30/2021	64,287	64,377,971
Toronto-Dominion Bank (The) (Canada)(a)	2.11%(3 Mo. LIBOR + .53%)	#	12/1/2022	64,922	65,381,870
Toronto-Dominion Bank (The) (Canada)(a)	2.17%(3 Mo. LIBOR + .27%)	#	3/17/2021	91,813	91,928,448
Toronto-Dominion Bank (The) (Canada)(a)	2.824%(3 Mo. LIBOR + .93%)	#	12/14/2020	32,917	33,152,576
Truist Bank	1.80%(3 Mo. LIBOR + .22%)	#	6/1/2020	10,000	10,001,718
Truist Bank	2.282%(3 Mo. LIBOR + .59%)	#	5/17/2022	57,542	58,041,116
Truist Bank	2.294%(3 Mo. LIBOR + .50%)	#	10/26/2021	14,608	14,648,616
UBS AG (United Kingdom)†(a)	2.06%(3 Mo. LIBOR + .48%)	#	12/1/2020	34,139	34,224,496
UBS Group AG (Switzerland)†(a)	3.293%(3 Mo. LIBOR + 1.53%)	#	2/1/2022	36,966	37,915,961
UBS Group AG (Switzerland)†(a)	3.375%(3 Mo. LIBOR + 1.44%)	#	9/24/2020	4,687	4,723,032
US Bank NA	1.986%(3 Mo. LIBOR + .29%)	#	5/21/2021	24,000	24,023,380
US Bank NA	2.285%(3 Mo. LIBOR + .40%)	#	12/9/2022	91,656	92,113,912

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Wells Fargo & Co.	2.661%(3 Mo. LIBOR + .93%)	#	2/11/2022	$205,958	$207,417,727
Wells Fargo & Co.	2.682%(3 Mo. LIBOR + .88%)	#	7/22/2020	143,936	144,366,396
Wells Fargo & Co.	2.911%(3 Mo. LIBOR + 1.11%)	#	1/24/2023	28,722	29,161,903
Wells Fargo & Co.	3.24%(3 Mo. LIBOR + 1.34%)	#	3/4/2021	28,181	28,516,368
Wells Fargo Bank NA	2.141%(3 Mo. LIBOR + .31%)	#	1/15/2021	2,340	2,345,494
Wells Fargo Bank NA	2.258%(3 Mo. LIBOR + .62%)	#	5/27/2022	58,009	58,209,825
Wells Fargo Bank NA	2.306%(3 Mo. LIBOR + .50%)	#	7/23/2021	126,734	126,921,058
Wells Fargo Bank NA	2.312%(3 Mo. LIBOR + .51%)	#	10/22/2021	37,974	38,214,541
Wells Fargo Bank NA	2.545%(3 Mo. LIBOR + .66%)	#	9/9/2022	73,775	74,375,578
Westpac Banking Corp. (Australia)(a)	2.233%(3 Mo. LIBOR + .39%)	#	1/13/2023	41,737	41,770,337
Total					6,151,900,172

Beverages 0.33%

Constellation Brands, Inc.	2.392%(3 Mo. LIBOR + .70%)	#	11/15/2021	74,312	74,323,822

Building Materials 0.45%

Martin Marietta Materials, Inc.	2.333%(3 Mo. LIBOR + .65%)	#	5/22/2020	45,836	45,885,593
Vulcan Materials Co.	2.23%(3 Mo. LIBOR + .65%)	#	3/1/2021	39,636	39,770,058
Vulcan Materials Co.	2.494%(3 Mo. LIBOR + .60%)	#	6/15/2020	16,724	16,737,525
Total					102,393,176

Chemicals 0.16%

Albemarle Corp.†	2.742%(3 Mo. LIBOR + 1.05%)	#	11/15/2022	18,321	18,364,325
DuPont de Nemours, Inc.	2.402%(3 Mo. LIBOR + .71%)	#	11/15/2020	18,771	18,852,529
Total					37,216,854

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Drugs 1.75%

AbbVie, Inc.†	2.046%(3 Mo. LIBOR + .35%)	#	5/21/2021	$55,064	$55,184,006
AbbVie, Inc.†	2.153%(3 Mo. LIBOR + .46%)	#	11/19/2021	89,019	89,271,209
AbbVie, Inc.†	2.346%(3 Mo. LIBOR + .65%)	#	11/21/2022	44,300	44,744,135
AstraZeneca plc (United Kingdom)(a)	2.511%(3 Mo. LIBOR + .62%)	#	6/10/2022	9,158	9,192,995
Bayer US Finance II LLC†	2.577%(3 Mo. LIBOR + .63%)	#	6/25/2021	9,468	9,489,655
Becton Dickinson & Co.	2.836%(3 Mo. LIBOR + .88%)	#	12/29/2020	9,293	9,298,926
Becton Dickinson and Co.	2.917%(3 Mo. LIBOR + 1.03%)	#	6/6/2022	5,971	6,037,736
Bristol-Myers Squibb Co.†	1.892%(3 Mo. LIBOR + .20%)	#	11/16/2020	13,868	13,882,784
Cigna Corp.	2.25%(3 Mo. LIBOR + .35%)	#	3/17/2020	74,717	74,729,258
Cigna Corp.	2.55%(3 Mo. LIBOR + .65%)	#	9/17/2021	68,124	68,143,214
CVS Health Corp.	2.515%(3 Mo. LIBOR + .63%)	#	3/9/2020	3,622	3,622,417
CVS Health Corp.	2.605%(3 Mo. LIBOR + .72%)	#	3/9/2021	3,375	3,384,841
Express Scripts Holding Co.	2.213%(3 Mo. LIBOR + .75%)	#	11/30/2020	10,304	10,306,105
Total					397,287,281

Electric: Power 1.05%

Florida Power & Light Co.	2.137%(3 Mo. LIBOR + .40%)	#	5/6/2022	101,372	101,265,265
Mississippi Power Co.	2.597%(3 Mo. LIBOR + .65%)	#	3/27/2020	2,488	2,489,253
NextEra Energy Capital Holdings, Inc.	2.163%(3 Mo. LIBOR + .55%)	#	8/28/2021	47,466	47,480,872
Sempra Energy	2.331%(3 Mo. LIBOR + .50%)	#	1/15/2021	39,885	39,895,207
Southern Power Co.†	2.458%(3 Mo. LIBOR + .55%)	#	12/20/2020	45,750	45,771,774
Total					236,902,371

Electrical Equipment 0.04%

QUALCOMM, Inc.	2.245%(3 Mo. LIBOR + .55%)	#	5/20/2020	9,589	9,598,629

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.29%

Honeywell International, Inc.	2.104%(3 Mo. LIBOR + .37%)	#	8/8/2022	$36,733	$36,942,885
Tyco Electronics Group SA (Luxembourg)(a)	2.342%(3 Mo. LIBOR + .45%)	#	6/5/2020	28,184	28,210,853
Total					65,153,738

Financial Services 0.76%

AIG Global Funding†	2.452%(3 Mo. LIBOR + .65%)	#	1/22/2021	32,931	32,978,183
American Express Co.	2.10%(3 Mo. LIBOR + .33%)	#	10/30/2020	4,702	4,709,645
American Express Co.	2.315%(3 Mo. LIBOR + .62%)	#	5/20/2022	45,206	45,375,907
American Express Co.	2.341%(3 Mo. LIBOR + .60%)	#	11/5/2021	23,482	23,645,950
American Express Credit Corp.	2.944%(3 Mo. LIBOR + 1.05%)	#	9/14/2020	9,379	9,422,920
Capital One Financial Corp.	2.473%(3 Mo. LIBOR + .76%)	#	5/12/2020	10,205	10,213,765
Capital One Financial Corp.	2.835%(3 Mo. LIBOR + .95%)	#	3/9/2022	16,539	16,689,532
GE Capital International Funding Co. Unlimited Co. (Ireland)(a)	2.342%		11/15/2020	5,885	5,902,067
TD Ameritrade Holding Corp.	2.193%(3 Mo. LIBOR + .43%)	#	11/1/2021	23,482	23,529,680
Total					172,467,649

Food 0.36%

Campbell Soup Co.	2.394%(3 Mo. LIBOR + .50%)	#	3/16/2020	30,325	30,330,215
Conagra Brands, Inc.	2.378%(3 Mo. LIBOR + .50%)	#	10/9/2020	10,045	10,055,609
Conagra Brands, Inc.	2.552%(3 Mo. LIBOR + .75%)	#	10/22/2020	17,269	17,271,292
General Mills, Inc.	2.383%(3 Mo. LIBOR + .54%)	#	4/16/2021	23,084	23,169,024
Total					80,826,140

Health Care Products 0.31%

Zimmer Biomet Holdings, Inc.	2.653%(3 Mo. LIBOR + .75%)	#	3/19/2021	69,115	69,128,717

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Insurance 1.55%

Assurant, Inc.	3.197%(3 Mo. LIBOR + 1.25%)	#	3/26/2021	$1,657	$1,657,202
Jackson National Life Global Funding†	2.131%(3 Mo. LIBOR + .30%)	#	10/15/2020	78,156	78,322,882
Jackson National Life Global Funding†	2.368%(3 Mo. LIBOR + .48%)	#	6/11/2021	2,388	2,400,246
Marsh & McLennan Cos, Inc.	3.161%(3 Mo. LIBOR + 1.20%)	#	12/29/2021	28,125	28,150,408
New York Life Global Funding†	2.014%(3 Mo. LIBOR + .28%)	#	1/10/2023	68,682	68,764,249
New York Life Global Funding†	2.057%(3 Mo. LIBOR + .32%)	#	8/6/2021	28,524	28,640,536
New York Life Global Funding†	2.288%(3 Mo. LIBOR + .44%)	#	7/12/2022	36,787	37,002,472
Principal Life Global Funding II†	2.30%(3 Mo. LIBOR + .40%)	#	10/6/2021	69,057	69,263,080
Protective Life Global Funding†	2.481%(3 Mo. LIBOR + .52%)	#	6/28/2021	37,017	37,214,200
Total					351,415,275

Leasing 0.18%

Aviation Capital Group LLC†	2.44%(3 Mo. LIBOR + .67%)	#	7/30/2021	10,065	10,103,866
Aviation Capital Group LLC†	2.53%(3 Mo. LIBOR + .95%)	#	6/1/2021	9,600	9,663,429
GATX Corp.	2.461%(3 Mo. LIBOR + .72%)	#	11/5/2021	21,551	21,555,463
Total					41,322,758

Lodging 0.21%

Marriott International, Inc.	2.18%(3 Mo. LIBOR + .60%)	#	12/1/2020	46,980	47,093,536

Machinery: Agricultural 0.41%

BAT Capital Corp.	2.294%(3 Mo. LIBOR + .59%)	#	8/14/2020	10,231	10,245,579
BAT Capital Corp.	2.572%(3 Mo. LIBOR + .88%)	#	8/15/2022	81,609	82,077,196
Total					92,322,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty 0.40%

John Deere Capital Corp.	2.285%(3 Mo. LIBOR + .40%)	#	6/7/2021	$18,421	$18,502,350
John Deere Capital Corp.	2.377%(3 Mo. LIBOR + .49%)	#	6/13/2022	22,951	23,100,678
Otis Worldwide Corp.†	2.069%(3 Mo. LIBOR + .45%)	#	4/5/2023	36,636	36,633,588
Westinghouse Air Brake Technologies Corp.	3.194%(3 Mo. LIBOR + 1.30%)	#	9/15/2021	11,255	11,258,559
Total					89,495,175

Machinery: Oil Well Equipment & Services 0.63%

Caterpillar Financial Services Corp.	1.913%(3 Mo. LIBOR + .20%)	#	11/12/2021	50,440	50,398,139
Caterpillar Financial Services Corp.	2.082%(3 Mo. LIBOR + .39%)	#	5/17/2021	46,220	46,412,971
Caterpillar Financial Services Corp.	2.185%(3 Mo. LIBOR + .30%)	#	3/8/2021	45,874	45,960,942
Total					142,772,052

Manufacturing 0.12%

General Electric Co.	2.631%(3 Mo. LIBOR + .80%)	#	4/15/2020	12,627	12,638,548
Textron, Inc.	2.284%(3 Mo. LIBOR + .55%)	#	11/10/2020	15,450	15,450,875
Total					28,089,423

Media 0.38%

NBCUniversal Enterprise, Inc.†	2.309%(3 Mo. LIBOR + .40%)	#	4/1/2021	84,826	85,062,000

Natural Gas 0.36%

Dominion Energy Gas Holdings LLC	2.494%(3 Mo. LIBOR + .60%)	#	6/15/2021	52,836	53,073,731
WGL Holdings, Inc.	2.437%(3 Mo. LIBOR + .55%)	#	3/12/2020	28,459	28,461,162
Total					81,534,893

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 29, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil 0.26%

BP Capital Markets plc ( United Kingdom)(a)	1.933%(3 Mo. LIBOR + .25%)	#	11/24/2020	$27,845	$27,868,606
Phillips 66	2.247%(3 Mo. LIBOR + .60%)	#	2/26/2021	17,524	17,525,694
Phillips 66†	2.581%(3 Mo. LIBOR + .75%)	#	4/15/2020	12,957	12,962,577
Total					58,356,877

Oil: Crude Producers 0.08%

Mplx LP	2.785%(3 Mo. LIBOR + .90%)	#	9/9/2021	18,346	18,400,501

Real Estate Investment Trusts 0.09%

AvalonBay Communities, Inc.	2.261%(3 Mo. LIBOR + .43%)	#	1/15/2021	4,787	4,788,223
SL Green Operating Partnership LP	2.672%(3 Mo. LIBOR + .98%)	#	8/16/2021	16,698	16,701,605
Total					21,489,828

Retail 0.40%

Dollar Tree, Inc.	2.536%(3 Mo. LIBOR + .70%)	#	4/17/2020	47,869	47,874,721
McDonald’s Corp.	2.225%(3 Mo. LIBOR + .43%)	#	10/28/2021	42,546	42,732,894
Total					90,607,615

Telecommunications 0.19%

AT&T, Inc.	2.781%(3 Mo. LIBOR + .95%)	#	7/15/2021	4,600	4,644,540
AT&T, Inc.	2.891%(3 Mo. LIBOR + .93%)	#	6/30/2020	38,654	38,762,182
Total					43,406,722
Total Corporate Bonds (cost $9,720,478,303)					9,739,864,802
Total Long-Term Investments (cost $14,317,365,522)					14,361,947,542

SHORT-TERM INVESTMENTS 37.32%

COMMERCIAL PAPER 35.21%

Aerospace/Defense 1.95%

Boeing Co.	2.126%		7/8/2020	41,500	41,234,517

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Aerospace/Defense (continued)

Boeing Co.	2.215%	11/18/2020	$91,561	$90,248,992
Boeing Co.	2.28%	3/4/2020	99,000	98,987,735
Boeing Co.	2.548%	3/2/2020	11,024	11,024,000
Harris Corp.	1.836%	3/11/2020	31,456	31,441,766
Harris Corp.	1.847%	3/18/2020	15,000	14,987,867
Harris Corp.	1.847%	3/20/2020	25,000	24,977,250
Harris Corp.	1.877%	3/13/2020	128,538	128,465,340
Total				441,367,467

Apparel 0.34%

PVH Corp.	1.897%	3/13/2020	39,750	39,727,287
PVH Corp.	2.037%	5/19/2020	18,139	18,065,578
PVH Corp.	2.089%	5/18/2020	20,000	19,920,089
Total				77,712,954

Automotive 0.38%

General Motors Financial Co., Inc	1.931%	3/17/2020	18,362	18,347,463
General Motors Financial Co., Inc	1.953%	4/13/2020	41,080	40,987,981
General Motors Financial Co., Inc	1.992%	3/9/2020	27,546	27,535,502
Total				86,870,946

Beverages 0.30%

Constellation Brands, Inc.	1.827%	3/16/2020	22,501	22,485,249
Constellation Brands, Inc.	1.836%	3/2/2020	4,592	4,592,000
Constellation Brands, Inc.	1.836%	3/5/2020	26,634	26,629,983
Constellation Brands, Inc.	1.877%	3/11/2020	13,772	13,765,630
Total				67,472,862

Chemicals 4.50%

Dow Chemical Co.	1.903%	3/31/2020	12,361	12,342,380
Dow Chemical Co.	1.945%	3/31/2020	82,537	82,410,008
Dupont De Nemours, Inc.	1.82%	4/6/2020	27,540	27,492,073
Dupont De Nemours, Inc.	1.83%	3/23/2020	36,722	36,683,442
Dupont De Nemours, Inc.	1.831%	4/2/2020	18,361	18,332,540
Dupont De Nemours, Inc.	1.84%	3/23/2020	36,495	36,456,468
Dupont De Nemours, Inc.	1.84%	3/23/2020	20,000	19,978,883
Dupont De Nemours, Inc.	1.841%	4/1/2020	13,772	13,751,227
Dupont De Nemours, Inc.	1.841%	4/1/2020	51,827	51,748,828
Dupont De Nemours, Inc.	1.852%	4/1/2020	18,363	18,335,149
Dupont De Nemours, Inc.	1.852%	4/1/2020	54,171	54,088,840
Dupont De Nemours, Inc.	1.901%	3/9/2020	25,718	25,708,649
Ei Dupont	1.801%	5/13/2020	45,692	45,522,559

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)

Ei Dupont	1.822%	5/12/2020	$36,511	$36,377,485
Ei Dupont	1.842%	5/5/2020	22,727	22,652,049
Ei Dupont	1.842%	5/6/2020	22,956	22,879,120
Fmc Corp.	1.929%	3/19/2020	36,004	35,971,697
Fmc Corp.	1.98%	3/25/2020	27,548	27,513,680
Fmc Corp.	1.981%	3/2/2020	22,494	22,494,000
Nutrien Ltd.	1.828%	4/8/2020	68,900	68,772,940
Sherwin Williams Co.	1.848%	3/16/2020	30,000	29,978,767
Sherwin Williams Co.	1.857%	3/9/2020	40,391	40,376,628
Sherwin Williams Co.	1.857%	3/10/2020	10,000	9,995,933
Sherwin Williams Co.	1.867%	3/18/2020	22,961	22,942,223
Sherwin Williams Co.	1.868%	3/17/2020	14,695	14,683,734
Sherwin Williams Co.	1.868%	3/19/2020	22,961	22,941,049
Sherwin Williams Co.	1.868%	3/25/2020	22,961	22,934,008
Sherwin Williams Co.	1.868%	3/18/2020	36,050	36,020,519
Sherwin Williams Co.	1.878%	3/11/2020	25,000	24,988,438
Sherwin Williams Co.	1.879%	3/30/2020	16,532	16,508,212
Sherwin Williams Co.	1.889%	3/19/2020	36,742	36,709,728
Sherwin Williams Co.	1.897%	3/12/2020	12,402	12,395,558
Sherwin Williams Co.	1.931%	3/25/2020	22,936	22,908,158
Sherwin Williams Co.	1.932%	3/31/2020	27,294	27,252,225
Total				1,020,147,197

Computer Hardware 0.40%

Hp, Inc.	1.817%	3/9/2020	91,570	91,538,128

Containers 1.09%

Amcor Financial Inc.	1.787%	3/24/2020	91,870	91,771,188
Bemis Co., Inc.	1.788%	3/18/2020	45,900	45,864,096
Bemis Co., Inc.	1.798%	3/31/2020	38,000	37,945,819
Bemis Co., Inc.	1.798%	3/30/2020	30,054	30,012,626
Bemis Co., Inc.	1.798%	4/9/2020	42,000	41,921,530
Total				247,515,259

Drugs 1.91%

Becton Dickinson & Co.	2.134%	3/30/2020	137,478	137,253,453
Cigna Corp.	1.98%	5/21/2020	27,317	27,204,075
Mylan N V	1.876%	3/4/2020	35,819	35,815,318
Mylan N V	2.03%	3/20/2020	67,754	67,686,246
Mylan N V	2.03%	3/20/2020	33,992	33,958,008
Mylan N V	2.031%	3/13/2020	37,000	36,977,389
Mylan N V	2.031%	3/19/2020	4,822	4,817,446
Mylan N V	2.082%	3/6/2020	89,000	88,979,728
Total				432,691,663

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 1.93%

American Electric Power, Inc.	1.777%	3/17/2020	$64,297	$64,250,117
Berkshire Hathaway Energy Co.	1.778%	3/12/2020	45,676	45,653,797
Black Hills Corp.	1.827%	3/12/2020	17,451	17,442,275
Black Hills Corp.	1.84%	4/7/2020	26,637	26,588,787
Entergy Corp.	1.852%	4/6/2020	27,543	27,494,264
Entergy Corp.	1.886%	5/14/2020	22,951	22,861,654
Entergy Corp.	1.984%	3/4/2020	17,454	17,452,109
Entergy Corp.	2.243%	3/11/2020	33,454	33,435,600
Exelon Generation Co. LLC	1.817%	3/16/2020	27,556	27,536,818
Exelon Generation Co. LLC	1.828%	3/19/2020	22,949	22,929,493
Hawaiian Electric Co.	1.917%	3/5/2020	14,699	14,696,685
Hawaiian Electric Co.	1.917%	3/2/2020	40,000	40,000,000
Hawaiian Electric Co.	1.917%	3/3/2020	44,987	44,984,638
Hawaiian Electric Co.	1.917%	3/5/2020	6,337	6,336,002
Hawaiian Electric Co.	1.927%	3/3/2020	24,330	24,328,716
Total				435,990,955

Electrical Equipment 1.31%

Broadcom, Inc.	2.011%	3/26/2020	62,500	62,417,500
Broadcom, Inc.	2.052%	3/18/2020	57,371	57,319,493
Broadcom, Inc.	2.052%	3/18/2020	30,000	29,973,067
Broadcom, Inc.	2.28%	3/12/2020	45,734	45,705,543
Broadcom, Inc.	2.29%	3/5/2020	100,838	100,819,093
Total				296,234,696

Electronics 0.49%

Arrow Electronics, Inc.	1.929%	3/12/2020	41,304	41,282,201
Arrow Electronics, Inc.	1.97%	3/5/2020	9,174	9,172,517
Jabil, Inc.	2.052%	3/30/2020	41,109	41,044,413
Jabil, Inc.	2.052%	3/31/2020	18,374	18,344,101
Total				109,843,232

Food 0.97%

Campbell Soup Co.	1.878%	3/17/2020	7,439	7,433,266
Campbell Soup Co.	1.878%	3/19/2020	8,634	8,626,457
Campbell Soup Co.	1.889%	3/2/2020	20,472	20,472,000
Mondelez International Holdings Netherlands BV	1.778%	4/6/2020	91,602	91,446,150
Mondelez International Holdings Netherlands BV	1.778%	4/7/2020	91,813	91,652,327
Total				219,630,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 1.41%

Boston Scientific Corp.	1.837%	3/5/2020	$20,000	$19,996,983
Boston Scientific Corp.	1.837%	3/10/2020	31,228	31,215,439
Boston Scientific Corp.	1.837%	3/13/2020	7,348	7,343,936
Boston Scientific Corp.	1.847%	3/6/2020	3,692	3,691,253
Boston Scientific Corp.	1.847%	3/9/2020	4,308	4,306,475
Boston Scientific Corp.	1.847%	3/11/2020	16,526	16,518,481
Boston Scientific Corp.	1.857%	3/6/2020	4,590	4,589,067
Boston Scientific Corp.	1.857%	3/6/2020	9,645	9,643,039
Boston Scientific Corp.	1.857%	3/9/2020	5,511	5,509,039
Boston Scientific Corp.	1.857%	3/13/2020	15,606	15,597,274
Boston Scientific Corp.	1.878%	3/23/2020	27,552	27,522,267
Boston Scientific Corp.	1.878%	3/24/2020	24,797	24,768,966
Boston Scientific Corp.	1.889%	3/10/2020	34,000	33,985,947
Boston Scientific Corp.	1.898%	3/20/2020	42,233	42,193,512
Boston Scientific Corp.	1.90%	3/17/2020	13,763	13,752,276
Boston Scientific Corp.	2.014%	3/4/2020	58,650	58,643,549
Total				319,277,503

Health Care Services 1.19%

Humana Inc.	1.859%	4/2/2020	45,278	45,206,650
Humana Inc.	1.884%	5/14/2020	36,730	36,581,586
Humana Inc.	1.902%	3/26/2020	18,637	18,613,766
Humana Inc.	1.902%	3/24/2020	50,000	49,942,861
Humana Inc.	1.936%	5/1/2020	45,676	45,521,649
Humana Inc.	1.956%	4/21/2020	27,546	27,472,544
Humana Inc.	2.037%	4/3/2020	45,682	45,600,787
Total				268,939,843

Leasing 0.94%

Aviation Capital Group LLC	1.879%	3/12/2020	20,000	19,989,722
Aviation Capital Group LLC	1.879%	3/13/2020	22,950	22,937,027
Aviation Capital Group LLC	1.879%	3/20/2020	22,946	22,924,775
Aviation Capital Group LLC	1.888%	3/11/2020	18,002	17,993,629
Aviation Capital Group LLC	1.919%	3/17/2020	47,953	47,915,237
Aviation Capital Group LLC	1.92%	3/24/2020	36,419	36,376,936
Aviation Capital Group LLC	1.93%	3/23/2020	45,468	45,417,607
Total				213,554,933

Leisure 1.26%

Royal Caribbean Cruises Ltd.	1.93%	4/1/2020	9,184	9,169,459
Royal Caribbean Cruises Ltd.	1.93%	3/26/2020	36,739	36,692,464
Royal Caribbean Cruises Ltd.	1.93%	3/9/2020	36,954	36,940,348

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leisure (continued)

Royal Caribbean Cruises Ltd.	1.93%	4/6/2020	$18,139	$18,105,493
Royal Caribbean Cruises Ltd.	1.931%	3/23/2020	32,124	32,088,396
Royal Caribbean Cruises Ltd.	1.971%	3/9/2020	39,105	39,090,249
Royal Caribbean Cruises Ltd.	1.982%	3/12/2020	112,699	112,637,954
Total				284,724,363

Machinery: Agricultural 1.43%

BAT International Finance plc	1.929%	3/9/2020	22,950	22,941,521
BAT International Finance plc	1.929%	3/10/2020	22,720	22,710,407
BAT International Finance plc	1.98%	3/27/2020	32,000	31,956,667
BAT International Finance plc	1.98%	3/26/2020	84,102	83,992,667
BAT International Finance plc	1.981%	3/3/2020	48,500	48,497,373
BAT International Finance plc	1.981%	3/10/2020	22,936	22,926,061
BAT International Finance plc	1.981%	4/1/2020	11,251	11,232,717
BAT International Finance plc	1.981%	3/6/2020	48,500	48,489,492
BAT International Finance plc	2.40%	4/3/2020	30,000	29,937,333
Total				322,684,238

Machinery: Industrial/Specialty 0.20%

CNH Industrial Capital LLC	2.309%	4/2/2020	27,323	27,269,826
CNH Industrial Capital LLC	2.688%	4/17/2020	18,433	18,371,762
Total				45,641,588

Machinery: Oil Well Equipment & Services 0.44%

Brookfield Renewable	1.909%	3/4/2020	54,805	54,799,276
Brookfield Renewable	1.963%	3/25/2020	22,953	22,924,698
Brookfield Renewable	2.01%	4/23/2020	22,955	22,890,012
Total				100,613,986

Manufacturing 0.49%

Pentair Finance	1.977%	3/2/2020	13,780	13,780,000
Pentair Finance	2.021%	3/3/2020	27,521	27,519,479
Pentair Finance	2.031%	3/17/2020	51,526	51,483,062
Pentair Finance	2.082%	3/3/2020	18,350	18,348,955
Total				111,131,496

Media 0.33%

Viacom, Inc.	1.827%	3/23/2020	15,516	15,499,708
Viacom, Inc.	1.828%	3/30/2020	59,493	59,409,710
Total				74,909,418

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 0.40%

Glencore Funding LLC	1.889%	3/24/2020	$91,622	$91,517,856

Natural Gas 1.63%

National Fuel Gas Co.	1.929%	3/5/2020	17,248	17,245,269
Oneok, Inc.	1.876%	3/4/2020	75,000	74,992,291
Oneok, Inc.	1.877%	3/6/2020	35,000	34,992,805
Oneok, Inc.	1.877%	3/3/2020	36,473	36,471,126
Oneok, Inc.	1.877%	3/3/2020	45,926	45,923,640
Oneok, Inc.	1.897%	3/10/2020	22,965	22,955,457
Oneok, Inc.	1.897%	3/12/2020	22,965	22,953,071
Oneok, Inc.	1.929%	3/20/2020	45,935	45,891,362
Sempra Energy	1.86%	3/26/2020	68,629	68,545,273
Total				369,970,294

Oil 2.61%

BP Capital Markets plc	1.807%	6/18/2020	18,361	18,275,401
BP Capital Markets plc	1.887%	5/15/2020	65,826	65,604,812
Encana Corp.	2.136%	3/10/2020	39,509	39,490,562
Encana Corp.	2.187%	3/12/2020	20,198	20,185,937
Encana Corp.	2.218%	3/11/2020	16,533	16,523,990
Encana Corp.	2.238%	3/2/2020	15,000	15,000,000
Encana Corp.	2.238%	3/4/2020	27,347	27,343,658
Encana Corp.	2.239%	3/4/2020	54,000	53,993,400
Encana Corp.	2.239%	3/13/2020	5,055	5,051,602
ENI Finance USA, Inc.	2.13%	3/3/2020	20,000	19,998,839
ENI Finance USA, Inc.	2.131%	4/6/2020	22,966	22,919,552
ENI Finance USA, Inc.	2.182%	3/10/2020	22,740	22,728,944
ENI Finance USA, Inc.	2.192%	3/11/2020	22,740	22,727,541
Motiva Enterprises LLC	2.137%	3/13/2020	45,955	45,925,512
Motiva Enterprises LLC	2.137%	3/16/2020	27,343	27,320,670
Ovintiv, Inc.	2.00%	3/26/2020	29,757	29,717,919
Ovintiv, Inc.	2.085%	4/1/2020	55,027	54,932,996
Ovintiv, Inc.	2.085%	4/8/2020	22,945	22,896,656
Ovintiv, Inc.	2.086%	4/6/2020	59,621	59,502,172
Total				590,140,163

Oil: Crude Producers 1.99%

Enable Midstream Partners LP	2.133%	3/25/2020	27,323	27,286,342
Enable Midstream Partners LP	2.243%	5/26/2020	15,000	14,901,330
Enable Midstream Partners LP	2.243%	5/26/2020	22,731	22,581,475
Energy Transfer Partners LP	2.008%	3/4/2020	137,534	137,518,871
Energy Transfer Partners LP	2.082%	3/16/2020	137,454	137,344,419

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Transcanada Pipelines Ltd.	1.83%	4/1/2020	$8,716	$8,702,926
Transcanada Pipelines Ltd.	1.885%	4/27/2020	27,543	27,463,737
Transcanada Pipelines Ltd.	1.912%	3/9/2020	7,212	7,209,364
Transcanada Pipelines Ltd.	1.965%	4/6/2020	52,101	52,003,238
Transcanada Pipelines Ltd.	2.145%	3/23/2020	15,000	14,981,625
Total				449,993,327

Real Estate Investment Trusts 2.71%

Alexandria Real Estate	1.777%	3/26/2020	91,810	91,702,888
Crown Castle International Corp.	1.867%	3/6/2020	73,452	73,436,983
Crown Castle International Corp.	1.899%	3/17/2020	105,369	105,286,900
Crown Castle International Corp.	1.909%	3/3/2020	27,525	27,523,563
Crown Castle International Corp.	1.909%	3/10/2020	45,000	44,981,200
Crown Castle International Corp.	1.919%	3/3/2020	45,875	45,872,591
Erp Oper Ltd. Partnership	1.895%	4/20/2020	38,328	38,230,966
Ventas Reality Ltd.	1.88%	3/2/2020	36,749	36,749,000
Ventas Reality Ltd.	1.891%	3/10/2020	41,343	41,325,912
Ventas Reality Ltd.	1.902%	3/10/2020	45,707	45,688,006
Welltower, Inc.	1.826%	3/6/2020	63,765	63,752,247
Total				614,550,256

Retail 1.77%

Starbucks Corp.	1.822%	5/11/2020	18,370	18,305,259
Starbucks Corp.	1.822%	5/13/2020	31,919	31,803,626
Starbucks Corp.	1.823%	5/13/2020	45,009	44,846,311
Walgreens Boots Alliance, Inc.	2.01%	6/8/2020	48,000	47,756,388
Walgreens Boots Alliance, Inc.	2.138%	3/30/2020	26,710	26,666,581
Walgreens Boots Alliance, Inc.	2.152%	4/24/2020	36,842	36,728,097
Walgreens Boots Alliance, Inc.	2.203%	7/21/2020	26,628	26,432,125
Walgreens Boots Alliance, Inc.	2.243%	3/2/2020	40,300	40,300,000
Walgreens Boots Alliance, Inc.	2.243%	3/5/2020	41,803	41,795,336
Walgreens Boots Alliance, Inc.	2.244%	3/10/2020	45,922	45,899,549
Walgreens Boots Alliance, Inc.	2.255%	7/13/2020	18,375	18,247,898
Walgreens Boots Alliance, Inc.	2.256%	7/13/2020	18,145	18,019,489
Walgreens Boots Alliance, Inc.	2.408%	4/23/2020	5,000	4,983,028
Total				401,783,687

Telecommunications 0.46%

Bell Canada, Inc.	1.854%	4/22/2020	18,364	18,316,652
Bell Canada, Inc.	1.864%	4/22/2020	18,364	18,316,391
Bell Canada, Inc.	1.885%	4/15/2020	26,170	26,110,827
Telstra Corp. Ltd.	1.926%	4/30/2020	40,394	40,275,596
Total				103,019,466

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous 0.38%

Huntington Ingalls Industries, Inc.	1.876%	3/5/2020	$13,780	$13,777,875
Huntington Ingalls Industries, Inc.	1.876%	3/4/2020	20,435	20,432,900
Huntington Ingalls Industries, Inc.	1.877%	3/3/2020	13,000	12,999,332
Huntington Ingalls Industries, Inc.	1.877%	3/2/2020	19,281	19,281,000
Huntington Ingalls Industries, Inc.	1.887%	3/2/2020	19,281	19,281,000
Total				85,772,107
Total Commercial Paper (cost $7,974,602,499)				7,975,240,083

CORPORATE BONDS 0.25%

Banks: Regional 0.01%

Goldman Sachs Group, Inc. (The)	3.094%(3 Mo. LIBOR + 1.20%) #	9/15/2020	2,764	2,776,110

Electric: Power 0.07%

Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	14,938	15,288,356

Financial Services 0.03%

Ally Financial, Inc.	7.50%	9/15/2020	6,874	7,091,545

Leisure 0.06%

Royal Caribbean Cruises Ltd.	2.65%	11/28/2020	14,994	15,026,213

Manufacturing 0.08%
General Electric Co.	2.371%(3 Mo. LIBOR + .41%) #	3/28/2020	14,608	14,598,849
General Electric Co.	2.50%	3/28/2020	2,808	2,807,438
Total				17,406,287
Total Corporate Bonds (cost $57,590,939)				57,588,511

REPURCHASE AGREEMENT 0.15%

Repurchase Agreement dated 2/28/2020, 0.85% due 3/2/2020 with Fixed Income Clearing Corp. collateralized by $33,430,000 of U.S. Treasury Note at 2.625% due 6/15/2021; value: $34,211,226; proceeds: $33,539,994 (cost $33,537,619)			33,538	33,537,619

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 29, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATION 1.71%

U.S. Treasury Bill (cost $387,749,578)	Zero Coupon	3/26/2020	$388,162	$387,807,154
Total Short-Term Investments (cost $8,453,480,635)				8,454,173,367
Total Investments in Securities 100.73% (cost $22,770,846,157)				22,816,120,909

Liabilities in Excess of Cash and Other Assets (0.73%)				(166,150,473)

Net Assets 100.00%				$22,649,970,436

LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financial Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 29, 2020, the total value of Rule 144A securities was $4,070,943,705, which represents 17.97% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2020.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Asset-Backed Securities	$—	$4,622,082,740	$—	$4,622,082,740
Corporate Bonds	—	9,739,864,802	—	9,739,864,802
Short-Term Investments
Commercial Paper	—	7,975,240,083	—	7,975,240,083
Corporate Bonds	—	57,588,511	—	57,588,511
Repurchase Agreement	—	33,537,619	—	33,537,619
U.S. Treasury Obligation	—	387,807,154	—	387,807,154
Total	$—	$22,816,120,909	$—	$22,816,120,909

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

1. ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of the following fourteen funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”), Lord Abbett Corporate Bond Fund (“Corporate Bond Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”), Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”), Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”), Lord Abbett Short Duration Core Bond Fund (“Short Duration Core Bond Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”), Lord Abbett Total Return Fund (“Total Return Fund”) and Lord Abbett Ultra Short Bond Fund (“Ultra Short Bond Fund”).

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.
Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;

•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of February 29, 2020 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period then ended February 29, 2020:

Multi-Asset Balanced Opportunity Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2019	Gross Additions	Gross Sales	Balance of Shares Held at 02/29/2020	Fair Value at 02/29/2020	Net Realized Gain (loss) 12/1/2019 to 02/29/2020		Dividend Income 12/1/2019 to 02/29/2020	Change in Appreciation (Depreciation) 12/1/2019 to 02/29/2020
Lord Abbett Investment Trust-Convertible Fund-Class I	11,174,184	882,077	(1,199,508)	10,856,753	$152,537,378	$12,396,174	(a)	$1,382,626	$(3,248,640)
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	11,196,261	63,188	(126,319)	11,133,130	127,363,006	43,405		695,082	3,750,513
Lord Abbett Securities Trust-Durable Growth Fund-Class I	—	9,090,626	—	9,090,626	139,813,829	—		—	(11,526,171)
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	17,414,790	7,214,719	(382,978)	24,246,531	127,779,220	(126)		1,294,365	1,174,300
Lord Abbett Investment Trust-Floating Rate Fund-Class I	—	11,434,764	(125,739)	11,309,025	97,483,800	5,030		911,313	(2,311,880)
Lord Abbett Securities Trust-Focused Large Cap Value Fund-Class I	1,723,858	—	—	1,723,858	23,082,456	—		—	(3,413,238)
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	36,089,864	5,954,480	(680,917)	41,363,427	438,038,694	(973,002)		—	(45,400,512)
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	7,050,449	1,647,774	(617,599)	8,080,624	235,550,175	2,072,959		—	236,478
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	10,401,654	628,299	(5,724,840)	5,305,113	140,850,762	44,887,955	(b)	—	(40,004,629)
Lord Abbett Investment Trust-High Yield Fund - Class I	55,467,522	766,912	(1,155,620)	55,078,814	404,278,498	445,110		5,587,889	(3,713,610)
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	10,139,853	77,190	(4,189,347)	6,027,696	66,847,146	(2,684,986)		850,169	2,390,055
Lord Abbett Securities Trust-International Equity Fund-Class I	9,220,505	152,956	(364,456)	9,009,005	112,882,834	493,395		2,095,500	(8,613,353)
Lord Abbett Securities Trust-International Value Fund - Class I	17,347,241	728,222	(477,040)	17,598,423	114,917,704	(207,017)		630,945	(9,385,457)
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	8,766,015	306,408	(4,353,062)	4,719,361	117,370,519	(2,294,673	)(c)	2,840,868	(12,833,645)
Lord Abbett Investment Trust - Ultra Short Bond Fund-Class I	14,702,490	54,791	(10,274,242)	4,483,039	44,964,884	188,866		364,670	(188,866)
Total					$2,343,760,905	$54,373,090		$16,653,427	$(133,088,655)

(a)	Includes $10,470,600 of distributed capital gains.
(b)	Includes $14,042,233 of distributed capital gains.
(c)	Includes $5,769,200 of distributed capital gains.

Multi-Asset Income Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2019	Gross Additions	Gross Sales	Balance of Shares Held at 02/29/2020	Fair Value at 02/29/2020	Net Realized Gain (loss) 12/1/2019 to 02/29/2020		Dividend Income 12/1/2019 to 02/29/2020	Change in Appreciation (Depreciation) 12/1/2019 to 02/29/2020
Lord Abbett Investment Trust-Convertible Fund-Class I	8,648,622	580,826	(4,709,275)	4,520,173	$63,508,437	$16,469,278	(a)	$908,008	$(9,169,129)
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	2,351,335	8,376,032	(214,458)	10,512,909	120,267,684	83,385		399,906	3,005,329
Lord Abbett Securities Trust-Durable Growth Fund-Class I	—	2,342,035	—	2,342,035	36,020,492	—		—	(2,969,508)
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	12,609,725	151,632	(142,662)	12,618,695	66,500,525	2,872		785,323	1,129,456
Lord Abbett Investment Trust-Floating Rate Fund-Class I	—	8,867,120	(115,377)	8,751,743	75,440,026	4,615		633,559	(1,920,552)
Lord Abbett Securities Trust- Focused Large Cap Value Fund-Class I	874,871	—	—	874,871	11,714,526	—		—	(1,732,245)
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	10,401,486	2,028,166	(226,746)	12,202,906	129,228,773	(103,042)		—	(13,478,161)
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	1,573,579	694,795	(191,348)	2,077,026	60,545,316	680,443		—	(526,430)
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	2,466,810	121,451	(689,035)	1,899,226	50,424,464	6,538,346	(b)	—	(6,988,730)
Lord Abbett Investment Trust-High Yield Fund-Class I	28,903,625	396,138	(1,345,931)	27,953,832	205,181,130	392,773		2,885,413	(1,988,186)
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	8,660,636	68,014	(3,078,472)	5,650,178	62,660,478	(2,406,254)		749,107	2,043,621
Lord Abbett Securities Trust-International Equity Fund-Class I	5,269,439	87,133	(403,179)	4,953,393	62,066,010	606,196		1,193,718	(5,022,267)
Lord Abbett Securities Trust-International Value Fund-Class I	9,977,369	49,001	(785,636)	9,240,734	60,341,995	(370,357)		362,123	(4,647,423)
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	3,720,836	130,348	(2,425,342)	1,425,842	35,460,678	(4,021,540	)(c)	1,208,528	(183,820)
Lord Abbett Investment Trust- Ultra Short Bond Fund-Class I	26,571,167	131,514	(8,074,602)	18,628,079	186,839,628	242,238		1,072,149	(242,238)
Total					$1,226,200,162	$18,118,953		$10,197,834	$(42,690,283)

(a)	Includes $6,897,018 of distributed capital gains.
(b)	Includes $3,330,194 of distributed capital gains.
(c)	Includes $2,454,263 of distributed capital gains.

The Funds invests in Underlying Funds managed by Lord Abbett. As of February 29, 2020, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Multi-Asset Balanced Opportunity Fund’s Investments:
Underlying Fund Name	% of Investments
Lord Abbett Investment Trust-Convertible Fund-Class I	6.51%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	5.43%
Lord Abbett Securities Trust-Durable Growth Fund-Class I	5.97%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	5.45%
Lord Abbett Securities Trust-Floating Rate Fund-Class I	4.16%
Lord Abbett Securities Trust- Focused Large Cap Value Fund-Class I	0.98%
Lord Abbett Investment Trust-Fundamental Equity Fund-Class I	18.69%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	10.05%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	6.01%
Lord Abbett Investment Trust-High Yield Fund-Class I	17.25%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	2.85%
Lord Abbett Securities Trust-International Equity Fund-Class I	4.82%
Lord Abbett Securities Trust-International Value Fund-Class I	4.90%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	5.01%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	1.92%

Multi-Asset Income Fund’s Investments:
Underlying Fund Name	% of Investments
Lord Abbett Investment Trust-Convertible Fund-Class I	5.17%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	9.81%
Lord Abbett Securities Trust-Durable Growth Fund-Class I	2.94%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	5.42%
Lord Abbett Investment Trust - Floating Rate Fund - Class I	6.15%
Lord Abbett Securities Trust- Focused Large Cap Value Fund-Class I	0.96%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	10.54%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	4.94%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	4.11%
Lord Abbett Investment Trust-High Yield Fund-Class I	16.74%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	5.11%
Lord Abbett Securities Trust-International Equity Fund-Class I	5.06%
Lord Abbett Securities Trust-International Value Fund-Class I	4.92%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	2.89%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	15.24%

The Ten Largest Holdings and the Holdings by Sector, as of February 29, 2020, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-PORT as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Convertible Fund

Ten Largest Holdings	% of Investments
Tesla, Inc., 2.00%, 05/15/2024	4.93%
Weibo Corp. 1.25%, 11/15/2022	4.38%
SunPower Corp., 4.00%, 01/15/2023	4.31%
RingCentral, Inc., Zero Coupon, 03/01/2025	4.20%
Live Nation Entertainment, Inc., 2.00%, 02/15/2025	3.41%
Microchip Technology, Inc., 1.625%, 02/15/2025	3.06%
Patrick Industries, Inc., 1.00%, 02/01/2023	2.37%
DexCom, Inc., 0.75%, 12/01/2023	2.35%
Lumentum Holdings, Inc., 0.50%, 12/15/2026	2.31%
Scorpio Tankers, Inc. 3.00%, 05/15/2022	2.12%

Holding by Sector*	% of Investments
Automotive	6.14%
Banking	2.51%
Capital Goods	3.31%
Energy	1.33%
Health Care	16.48%
Leisure	4.13%
Media	3.27%
Real Estate	2.27%
Retail	2.67%
Services	4.24%
Technology & Electronics	45.92%
Telecommunication	1.34%
Transportation	2.68%
Utilities	2.17%
Repurchase Agreement	1.54%
Total	100.00%

*	A sector may comprise several industries

Core Fixed Income Fund

Ten Largest Holdings	% of Investments
Federal National Mortgage Assoc., 3.50%, TBA	12.11%
U.S. Treasury Note, 2.50%, 01/31/2021	9.82%
U.S. Treasury Note, 1.375%, 01/31/2022	6.24%
U.S. Treasury Bill, Zero Coupon, 05/07/2020	5.60%
U.S. Treasury Note, 1.125%, 02/28/2025	5.00%
Federal National Mortgage Assoc., 3.00%, TBA	3.82%
Government National Mortgage Assoc., 3.50%, TBA	3.03%
Japan Treasury Discount Bill, Zero Coupon, 04/27/2020	2.64%
Federal National Mortgage Assoc., 4.00%, TBA	2.41%
U.S. Treasury Bond, 3.625%, 08/15/2043	2.33%

Holding by Sector*	% of Investments
Auto	0.46%
Capital Goods	0.18%
Consumer Cyclicals	0.30%
Consumer Services	0.66%
Consumer Staples	0.45%
Energy	1.50%
Financial Services	23.57%
Foreign Government	3.69%
Health Care	1.43%
Integrated Oils	0.81%
Materials and Processing	0.49%
Municipal	0.72%
Other	18.34%
Producer Durables	0.76%
Technology	0.67%
Telecommunications	0.42%
U.S. Government	41.53%
Utilities	1.43%
Repurchase Agreement	2.59%
Total	100.00%

*	A sector may comprise several industries

Lord Abbett Securities Trust - Durable Growth Fund

Ten Largest Holdings	% of Investments
Microsoft Corp.	9.62%
Alphabet, Inc. Class A	7.04%
Amazon.com, Inc.	6.32%
Apple, Inc.	4.79%
Facebook, Inc. Class A	3.41%
Mastercard, Inc. Class A	3.23%
Coca-Cola Co. (The)	2.38%
Zoetis, Inc.	1.98%
salesforce.com, Inc.	1.90%
NIKE, Inc. Class B	1.83%

Holding by Sector*	% of Investments
Communication Services	13.52%
Consumer Discretionary	14.66%
Consumer Staples	4.21%
Energy	0.73%
Financial Services	2.43%
Health Care	13.97%
Industrials	10.12%
Information Technology	35.80%
Materials	2.41%
Real Estate	2.15%
Total	100.00%

*	A sector may comprise several industries

Lord Abbett Global Fund, Inc. – Emerging Markets Bond Fund

Ten Largest Holdings	% of Investments
Petroleos Mexicanos, 5.35%, 02/12/2028	1.77%
United Maxican States, 4.50%, 01/31/2050	1.50%
State of Qatar, 3.25%, 06/02/2026	1.47%
Ukraine Government, 7.38%, 09/25/2032	1.45%
Arab Republic of Egypt, 6.58%, 02/21/2028	1.45%
Republic of Nigeria, 6.50%, 11/28/2027	1.44%
Dominican Republic, 5.95%, 01/25/2027	1.41%
Republic of Colombia,5.00%, 06/15/2045	1.37%
Ivory Coast Bond, 6.38%, 03/03/2028	1.33%
Gazprom PJSC Via Gaz Capital SA, 4.95%, 02/06/2028	1.19%

Holding by Sector*	% of Investments
Banking	5.51%
Basic Industry	3.42%
Consumer Goods	2.18%
Energy	13.98%
Financial Services	2.71%
Foreign Government	58.32%
Media	0.42%
Real Estate	0.74%
Retail	1.58%
Services	0.30%
Telecommunications	0.57%
Transportation	0.71%
U.S. Government	1.69%
Utilities	2.61%
Repurchase Agreement	5.26%
Total	100.00%

*	A sector may comprise several industries

Floating Rate Fund

Ten Largest Holdings	% of Investments
CenturyLink, Inc.,3853%, 03/15/2027	1.00%
Berry Global, Inc. 2019 Term Loan Y, 3.671%, 07/01/2026	0.78%
Asurion LLC 2018 Term Loan B6, 4.603%, 11/03/2023	0.75%
CSC Holdings, LLC 2017 1st Lien Term Loan,3.909%, 07/17/2025	0.70%
Playtika Holding Corp Term Loan B, 7.80%, 12/10/2024	0.70%
iHeartCommunications, Inc., 4.66%, 05/01/2026	0.65%
Scientific Games International, Inc. 2018 Term Loan B5, 4.35%, 08/14/2024	0.65%
WideOpenWest Finance LLC 2017 Term Loan B, 4.89%, 08/18/2023	0.60%
Starfruit Finco B.V 2018 USD Term Loan B, 4.67%, 10/01/2025	0.59%
Verscend Holding Corp. 2018 Term Loan B, 6.10%, 08/27/2025	0.59%

Holding by Sector*	% of Investments
Aerospace	3.11%
Chemicals	1.38%
Consumer Durables	0.74%
Consumer Non-Durables	2.35%
Energy	3.71%
Financial Services	8.34%
Food And Drug	0.61%
Food/Tobacco	4.66%
Forest Products	2.72%
Gaming/Leisure	5.33%
Health Care	11.17%
Housing	2.71%
Information Technology	9.41%
Manufacturing	4.92%
Metals/Minerals	0.85%
Retail	4.52%
Services	5.28%
Shipping	0.02%
Telecommunications	16.50%
Transportation	5.15%
Utilities	2.89%
Repurchase Agreement	3.63%
Total	100.00%

*	A sector may comprise several industries

Lord Abbett Securities Trust – Focused Large Cap Value Fund

Ten Largest Holdings	% of Investments
Intel Corp.	3.81%
Spectrum Brands Holdings, Inc.	3.67%
Dow, Inc.	3.60%
Citigroup, Inc.	3.55%
CVS Health Corp.	3.51%
Ally Financial, Inc.	3.48%
General Dynamics Corp.	3.45%
Brunswick Corp.	3.44%
Westinghouse Air Brake Technologies Corp.	3.43%
American International Group	3.42%

Holding by Sector*	% of Investments
Communication Services	5.81%
Consumer Discretionary	10.79%
Consumer Staples	6.19%
Energy	8.64%
Financial Services	26.19%
Health Care	13.24%
Industrials	14.18%
Information Technology	6.25%
Materials	6.58%
Real Estate	0.57%
Repurchase Agreement	1.56%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – Fundamental Equity

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.14%
Verizon Communications, Inc.	2.72%
Citigroup, Inc.	2.55%
United Technologies Corp.	2.44%
Wells Fargo & Co.	2.20%
Intel Corp.	2.08%
Microsoft Corp.	2.00%
NextEra Energy, Inc.	1.97%
TJX Cos., Inc. (The)	1.90%
Walt Disney Co. (The)	1.89%

Holding by Sector*	% of Investments
Communication Services	8.07%
Consumer Discretionary	5.49%
Consumer Staples	8.84%
Energy	7.61%
Financial Services	21.91%
Health Care	14.30%
Industrials	10.78%
Information Technology	9.07%
Materials	3.87%
Real Estate	2.49%
Utilities	7.13%
Repurchase Agreement	0.44%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – Growth Leaders Fund

Ten Largest Holdings	% of Investments
Microsoft Corp.	7.25%
Apple, Inc.	5.97%
Amazon.com, Inc.	5.72%
Alphabet, Inc. Class A	3.94%
Mastercard, Inc. Class A	2.94%
NVIDIA Corp.	2.52%
RingCentral, Inc. Class A	2.16%
Facebook, Inc. Class A	2.01%
Vertex Pharmaceuticals, Inc.	1.98%
Visa, Inc. Class A	1.87%

Holding by Sector*	% of Investments
Communication Services	10.02%
Consumer Discretionary	15.82%
Financial Services	2.58%
Health Care	13.75%
Industrials	8.19%
Information Technology	47.68%
Real Estate	0.60%
Repurchase Agreement	1.36%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Research Fund – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Global Payments, Inc.	3.56%
Fidelity National Information Services, Inc.	3.46%
RingCentral, Inc. Class A	2.79%
SBA Communications Corp.	2.33%
Dollar General Corp.	2.31%
O’Reilly Automotive, Inc.	2.28%
TransDigm Group, Inc.	2.26%
Burlington Stores, Inc.	2.10%
CoStar Group, Inc.	1.93%
Splunk, Inc.	1.90%

Holding by Sector*	% of Investments
Communication Services	2.08%
Consumer Discretionary	15.31%
Consumer Staples	2.65%
Energy	0.78%
Financials	7.13%
Health Care	16.83%
Industrials	17.00%
Information Technology	30.44%
Materials	3.77%
Real Estate	2.33%
Repurchase Agreement	1.68%
Total	100.00%

*	A sector may comprise several industries.

High Yield Fund

Ten Largest Holdings	% of Investments
DISH DBS Corp., 7.75%, 07/01/2026	1.35%
Sprint Capital Corp., 6.88%, 11/15/2028	1.18%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/2027	0.89%
HCA, Inc., 5.50%, 06/15/2047	0.75%
Tesla, Inc., 5.30%, 08/15/2025	0.74%
General Electric Co., 5.00%, 01/01/2199	0.66%
TransDigm, Inc.,6.36%, 06/15/2026	0.58%
Tenet Healthcare Corp.,5.13%, 05/01/2025	0.58%
Bausch Health Americas, Inc., 8.50%, 01/31/2027	0.56%
Freeport-McMoRan, Inc., 3.88%, 03/15/2023	0.54%

Holding by Sector*	% of Investments
Advertising	0.11%
Asset Backed	0.42%
Automotive	3.69%
Banking	2.78%
Basic Industry	11.80%
Capital Goods	6.81%
Communications	0.11%
Consumer Cyclicals	0.17%
Consumer Discretionary	0.68%
Consumer Goods	4.94%
Consumer Non-Cyclical	0.02%
Consumer Staples	0.10%
Energy	10.57%
Financial Services	8.91%
Foreign Sovereign	0.67%
Health Care	9.40%
Industrials	0.73%
Information Technology	0.30%
Insurance	0.85%
Leisure	5.26%
Materials	0.31%
Media	10.68%
Real Estate	0.50%
Retail	4.80%
Technology & Electronics	4.96%
Telecommunications	4.64%
Transportation	1.96%
U.S. Government	0.11%
Utilities	3.72%
Total	100.00%

*	A sector may comprise several industries.

Inflation Focused Fund

Ten Largest Holdings	% of Investments
BX Commercial Mortgage Trust 2019-XL A, 2.58%, 10/15/2036	1.00%
VNDO Mortgage Trust 2012-6AVE A, 2.99%, 11/15/2030	0.97%
DBWF Mortgage Trust 2018-AMXP A, 3.75%, 05/05/2035	0.65%
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A, 3.91%, 05/05/2030	0.63%
Sabine Pass Liquefaction LLC, 5.625%, 04/15/2023	0.61%
BBCMS Mortgage Trust 2018-TALL A, 2.46%, 03/15/2037	0.61%
AT&T, Inc., 3.07%, 06/12/2024	0.54%
Synchrony Credit Card Master Note Trust 2015-1 B, 2.64%, 03/15/2023	0.53%
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A, 3.43%, 06/10/2027	0.52%
UBS AG, 7.63%, 08/17/2022	0.51%

Holding by Sector*	% of Investments
Automotive	2.13%
Basic Industry	0.03%
Business Services	0.04%
Capital Goods	0.70%
Consumer Cyclicals	1.31%
Consumer Discretionary	0.72%
Consumer Services	0.94%
Consumer Staples	0.33%
Energy	8.01%
Financial Services	66.60%
Foreign Government	0.49%
Health Care	3.11%
Integrated Oils	0.42%
Materials and Processing	2.80%
Municipal	0.21%
Other	0.06%
Producer Durables	1.77%
Technology	2.61%
Telecommunications	1.11%
Transportation	1.12%
U.S. Government	1.03%
Utilities	3.44%
Repurchase Agreement	1.02%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Equity Fund

Ten Largest Holdings	% of Investments
Alibaba Group Holding Ltd. ADR	3.23%
Nestle SA Registered Shares	2.38%
Tencent Holdings Ltd.	2.29%
AIA Group Ltd.	2.21%
Samsung Electronics Co., Ltd.	2.09%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2.05%
Toyota Motor Corp.	2.00%
Sony Corp.	1.91%
Allianz SE Registered Shares	1.78%
Lonza Group AG Registered Shares	1.76%

Holding by Sector	% of Investments
Communication Services	3.41%
Consumer Discretionary	11.07%
Consumer Staples	8.57%
Energy	4.29%
Financials	21.14%
Health Care	11.93%
Industrials	13.34%
Information Technology	11.47%
Materials	6.51%
Real Estate	3.14%
Utilities	1.39%
Repurchase Agreement	3.74%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Value Fund

Ten Largest Holdings	% of Investments
Sanofi	4.40%
Toyota Motor Corp.	4.08%
Royal Dutch Shell plc Class A ADR	3.67%
Credit Agricole SA	3.19%
Allianz SE Registered Shares	3.03%
Novartis AG Registered Shares	3.02%
Sony Corp.	2.97%
National Grid plc	2.91%
AXA SA	2.83%
Sumitomo Mitsui Financial Group, Inc	2.79%

Holding by Sector*	% of Investments
Communication Services	3.84%
Consumer Discretionary	13.89%
Consumer Staples	5.28%
Energy	8.06%
Financial Services	25.73%
Health Care	10.22%
Industrials	12.81%
Information Technology	4.54%
Materials	4.34%
Real Estate	5.42%
Utilities	3.68%
Repurchase Agreement	2.19%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
Alexandria Real Estate Equities, Inc.	1.91%
Duke Realty Corp.	1.80%
Universal Health Services, Inc. Class B	1.77%
eBay, Inc.	1.76%
Teradyne, Inc.	1.75%
Landstar System, Inc.	1.75%
Evergy, Inc.	1.74%
FirstEnergy Corp.	1.71%
CMS Energy Corp.	1.71%
Camden Property Trust	1.71%

Holding by Sector*	% of Investments
Communication Services	2.22%
Consumer Discretionary	9.24%
Consumer Staples	4.00%
Energy	5.41%
Financials	18.97%
Health Care	8.36%
Industrials	13.83%
Information Technology	8.86%
Materials	6.54%
Real Estate	11.12%
Utilities	10.99%
Repurchase Agreement	0.46%
Total	100.00%

*	A sector may comprise several industries.

Ultra Short Bond Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Bill, Zero Coupon, 03/26/2020	1.70%
Goldman Sachs Group, Inc. (The), 2.97%, 04/23/2020	1.08%
Morgan Stanley, 3.15%, 01/20/2022	0.98%
Wells Fargo & Co., 2.34%, 02/11/2022	0.91%
Bank of America Corp., 2.48%, 07/21/2021	0.90%
Goldman Sachs Group, Inc. (The), 3.78%, 04/26/2022	0.84%
Morgan Stanley, 2.73%, 07/22/2022	0.78%
JPMorgan Chase & Co., 2.44%, 03/09/2021	0.73%
Wells Fargo & Co., 2.68%, 07/22/2020	0.63%
JPMorgan Chase & Co., 2.26%, 06/01/2021	0.61%

Holding by Sector*	% of Investments
Auto	5.35%
Basic Industry	1.08%
Capital Goods	1.34%
Consumer Cyclicals	4.02%
Consumer Services	0.70%
Consumer Staples	1.94%
Energy	7.94%
Financial Services	52.35%
Health Care	6.52%
Materials and Processing	5.48%
Producer Durables	3.10%
Technology	3.18%
Telecommunications	0.64%
Transportation	1.49%
U.S. Government	1.70%
Utilities	3.02%
Repurchase Agreement	0.15%
Total	100.00%

*	A sector may comprise several industries